Schedules of Investments

November 30, 2025

(unaudited)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 10.3%
Diversified Telecommunication Services - 0.5%
6,998	AST SpaceMobile Inc., Class A Shares*	$393,288
255,087	AT&T Inc.	6,637,364
8,663	Frontier Communications Parent Inc.*	328,501
2,850	GCI Liberty Inc.*(a)#	–
104	GCI Liberty Inc., Class A Shares*	3,467
771	GCI Liberty Inc., Class C Shares*	25,690
3,860	Iridium Communications Inc.	63,304
5,122	Liberty Global Ltd., Class A Shares*	58,442
5,313	Liberty Global Ltd., Class C Shares*	60,993
267,335	Verizon Communications Inc.	10,990,142

	Total Diversified Telecommunication Services	18,561,191

Entertainment - 1.9%
9,479	Electronic Arts Inc.	1,915,042
795	Liberty Media Corp.-Liberty Formula One, Class A Shares*	69,864
7,421	Liberty Media Corp.-Liberty Formula One, Class C Shares*	712,267
640	Liberty Media Corp.-Liberty Live, Class A Shares*	49,229
1,689	Liberty Media Corp.-Liberty Live, Class C Shares*	133,786
5,722	Live Nation Entertainment Inc.*	752,157
665	Madison Square Garden Sports Corp., Class A Shares*	151,640
338,122	Netflix Inc.*	36,375,165
22,216	ROBLOX Corp., Class A Shares*	2,111,186
4,620	Roku Inc., Class A Shares*	447,170
5,594	Spotify Technology SA*	3,350,079
6,624	Take-Two Interactive Software Inc.*	1,629,968
2,458	TKO Group Holdings Inc., Class A Shares	476,582
162,311	Walt Disney Co. (The)	16,956,630
84,852	Warner Bros Discovery Inc.*	2,036,448

	Total Entertainment	67,167,213

Interactive Media & Services - 7.2%
325,592	Alphabet Inc., Class A Shares	104,248,047
194,369	Alphabet Inc., Class C Shares	62,221,404
2,896	IAC Inc.*	101,563
8,847	Match Group Inc.	294,694
129,303	Meta Platforms Inc., Class A Shares	83,781,879
20,984	Pinterest Inc., Class A Shares*	548,102
4,169	Reddit Inc., Class A Shares*	902,463
5,832	Trump Media & Technology Group Corp.*	67,301
11,141	ZoomInfo Technologies Inc., Class A Shares*	110,519

	Total Interactive Media & Services	252,275,972

Media - 0.6%
3,243	Charter Communications Inc., Class A Shares*	648,989
269,769	Comcast Corp., Class A Shares	7,200,135
5,680	DoubleVerify Holdings Inc.*	59,867
118,220	Fox Corp., Class A Shares	7,743,410
5,424	Fox Corp., Class B Shares	316,002
524	Liberty Broadband Corp., Class A Shares*	24,267
3,856	Liberty Broadband Corp., Class C Shares*	178,494
5,714	New York Times Co. (The), Class A Shares	368,553
14,000	News Corp., Class A Shares	359,520
4,125	News Corp., Class B Shares	121,399
1,000	Nexstar Media Group Inc., Class A Shares	192,140
1,731	NIQ Global Intelligence PLC*	27,211
11,541	Omnicom Group Inc.	826,566
7,377	Sirius XM Holdings Inc.	156,835
16,066	Trade Desk Inc. (The), Class A Shares*	635,571

	Total Media	18,858,959

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
COMMUNICATION SERVICES - 10.3% - (continued)
Wireless Telecommunication Services - 0.1%
3,674	Millicom International Cellular SA	$194,979
16,514	T-Mobile US Inc.	3,451,591

	Total Wireless Telecommunication Services	3,646,570

	TOTAL COMMUNICATION SERVICES	360,509,905

CONSUMER DISCRETIONARY - 10.7%
Automobile Components - 0.1%
8,880	Aptiv PLC*	688,644
7,673	BorgWarner Inc.	330,399
8,290	Gentex Corp.	189,261
1,991	Lear Corp.	213,754
15,198	QuantumScape Corp., Class A Shares*	185,719

	Total Automobile Components	1,607,777

Automobiles - 1.8%
140,645	Ford Motor Co.	1,867,766
125,386	General Motors Co.	9,218,379
3,886	Harley-Davidson Inc.	95,168
4,517	Lucid Group Inc., Class A Shares*(b)	61,567
29,968	Rivian Automotive Inc., Class A Shares*	505,260
115,821	Tesla Inc.*	49,822,720
1,917	Thor Industries Inc.	202,473

	Total Automobiles	61,773,333

Broadline Retail - 4.6%
681,106	Amazon.com Inc.*	158,847,541
44,579	Coupang Inc., Class A Shares*	1,255,345
100	Dillard’s Inc., Class A Shares	67,006
16,749	eBay Inc.	1,386,650
4,119	Etsy Inc.*	223,332
9,402	Macy’s Inc.	210,229
2,159	Ollie’s Bargain Outlet Holdings Inc.*	265,794

	Total Broadline Retail	162,255,897

Distributors - 0.0%@
4,932	Genuine Parts Co.	643,133
9,324	LKQ Corp.	276,829
1,355	Pool Corp.	330,078

	Total Distributors	1,250,040

Diversified Consumer Services - 0.1%
18,562	ADT Inc.	153,136
2,034	Bright Horizons Family Solutions Inc.*	209,014
1,346	Duolingo Inc., Class A Shares*	257,638
1,014	Grand Canyon Education Inc.*	159,948
4,988	H&R Block Inc.	210,095
4,964	Service Corp. International	394,291

	Total Diversified Consumer Services	1,384,122

Hotels, Restaurants & Leisure - 1.9%
73,700	Airbnb Inc., Class A Shares*	8,622,163
9,547	Aramark	354,862
1,183	Booking Holdings Inc.	5,814,078
2,182	Boyd Gaming Corp.	181,761
7,304	Caesars Entertainment Inc.*	169,964
39,303	Carnival Corp.*	1,013,231
3,628	Cava Group Inc.*	177,373
140,524	Chipotle Mexican Grill Inc., Class A Shares*	4,850,888
1,046	Choice Hotels International Inc.	95,458
2,408	Churchill Downs Inc.	262,689
35,360	Darden Restaurants Inc.	6,349,949
1,233	Domino’s Pizza Inc.	517,404
13,047	DoorDash Inc., Class A Shares*	2,588,133
17,476	DraftKings Inc., Class A Shares*	579,504
3,845	Dutch Bros Inc., Class A Shares*	225,355
4,345	Expedia Group Inc.	1,110,973

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.7% - (continued)
Hotels, Restaurants & Leisure - 1.9% - (continued)
6,371	Flutter Entertainment PLC*	$1,330,329
31,394	Hilton Worldwide Holdings Inc.	8,948,232
1,464	Hyatt Hotels Corp., Class A Shares	240,667
12,510	Las Vegas Sands Corp.	852,682
8,277	Marriott International Inc., Class A Shares	2,522,747
25,995	McDonald’s Corp.	8,105,761
8,632	MGM Resorts International*	304,623
16,118	Norwegian Cruise Line Holdings Ltd.*	297,538
5,004	Penn Entertainment Inc.*	74,259
3,015	Planet Fitness Inc., Class A Shares*	337,590
11,570	Restaurant Brands International Inc.	837,552
9,213	Royal Caribbean Cruises Ltd.	2,452,961
55,805	Starbucks Corp.	4,861,174
2,407	Texas Roadhouse Inc., Class A Shares	421,827
2,199	Travel + Leisure Co.	150,807
1,378	Vail Resorts Inc.	193,209
7,269	Viking Holdings Ltd.*	485,424
6,650	Wendy’s Co. (The)	56,193
1,061	Wingstop Inc.	280,879
2,642	Wyndham Hotels & Resorts Inc.	193,394
2,987	Wynn Resorts Ltd.	384,367
10,086	Yum! Brands Inc.	1,545,276

	Total Hotels, Restaurants & Leisure	67,791,276

Household Durables - 0.2%
9,812	DR Horton Inc.	1,560,206
5,926	Garmin Ltd.	1,157,466
8,316	Lennar Corp., Class A Shares	1,091,891
406	Lennar Corp., Class B Shares	50,178
1,806	Mohawk Industries Inc.*	209,315
13,920	Newell Brands Inc.	50,808
103	NVR Inc.*	773,251
7,387	PulteGroup Inc.	939,553
3,011	SharkNinja Inc.*	293,783
7,351	Somnigroup International Inc.	672,763
3,604	Toll Brothers Inc.	503,947
1,048	TopBuild Corp.*	474,220
1,876	Whirlpool Corp.	145,109

	Total Household Durables	7,922,490

Leisure Products - 0.0%@
2,400	Brunswick Corp.	158,664
5,125	Hasbro Inc.	423,325
11,757	Mattel Inc.*	248,308
3,374	YETI Holdings Inc.*	139,953

	Total Leisure Products	970,250

Specialty Retail - 1.8%
922	AutoNation Inc.*	194,809
608	AutoZone Inc.*	2,404,233
7,710	Bath & Body Works Inc.	134,231
6,912	Best Buy Co., Inc.	547,983
2,255	Burlington Stores Inc.*	568,779
5,429	CarMax Inc.*	209,885
4,806	Carvana Co., Class A Shares*	1,799,847
7,479	Chewy Inc., Class A Shares*	260,045
2,301	Dick’s Sporting Goods Inc.	475,318
1,964	Five Below Inc.*	323,844
3,670	Floor & Decor Holdings Inc., Class A Shares*	233,485
14,899	GameStop Corp., Class A Shares*	335,674
8,365	Gap Inc. (The)	226,441
36,207	Home Depot Inc. (The)	12,923,002
934	Lithia Motors Inc., Class A Shares	297,797

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.7% - (continued)
Specialty Retail - 1.8% - (continued)
57,904	Lowe’s Cos., Inc.	$14,040,562
681	Murphy USA Inc.	262,233
74,127	O’Reilly Automotive Inc.*	7,538,716
712	Penske Automotive Group Inc.	115,145
497	RH*	78,322
11,667	Ross Stores Inc.	2,057,592
91,438	TJX Cos., Inc. (The)	13,891,261
19,428	Tractor Supply Co.	1,064,266
1,658	Ulta Beauty Inc.*	893,380
4,520	Valvoline Inc.*	141,521
3,494	Wayfair Inc., Class A Shares*	387,135
4,382	Williams-Sonoma Inc.	788,804

	Total Specialty Retail	62,194,310

Textiles, Apparel & Luxury Goods - 0.2%
5,425	Amer Sports Inc.*	201,430
1,870	Birkenstock Holding PLC*	81,027
1,025	Columbia Sportswear Co.	55,053
2,006	Crocs Inc.*	170,470
5,379	Deckers Outdoor Corp.*	473,513
3,764	Lululemon Athletica Inc.*	693,254
42,074	NIKE Inc., Class B Shares	2,719,243
7,877	On Holding AG, Class A Shares*	346,509
2,042	PVH Corp.	173,080
1,439	Ralph Lauren Corp., Class A Shares	528,588
7,396	Tapestry Inc.	808,235
5,673	Under Armour Inc., Class A Shares*	26,209
7,178	Under Armour Inc., Class C Shares*	31,799
12,593	V.F. Corp.	220,377

	Total Textiles, Apparel & Luxury Goods	6,528,787

	TOTAL CONSUMER DISCRETIONARY	373,678,282

CONSUMER STAPLES - 3.8%
Beverages - 0.9%
309	Boston Beer Co., Inc. (The), Class A Shares*	60,193
1,581	Brown-Forman Corp., Class A Shares	45,074
6,307	Brown-Forman Corp., Class B Shares	182,777
5,879	Celsius Holdings Inc.*	240,686
141,417	Coca-Cola Co. (The)	10,340,411
2,120	Coca-Cola Consolidated Inc.	345,454
5,188	Constellation Brands Inc., Class A Shares	707,539
47,093	Keurig Dr Pepper Inc.	1,313,895
6,164	Molson Coors Beverage Co., Class B Shares	286,688
62,365	Monster Beverage Corp.*	4,676,751
103,128	PepsiCo Inc.	15,339,259
9,181	Primo Brands Corp., Class A Shares	144,050

	Total Beverages	33,682,777

Consumer Staples Distribution & Retail - 1.3%
14,857	Albertsons Cos., Inc., Class A Shares	272,329
4,680	BJ’s Wholesale Club Holdings Inc.*	417,596
1,350	Casey’s General Stores Inc.	770,121
19,429	Costco Wholesale Corp.	17,750,140
7,944	Dollar General Corp.	869,789
7,183	Dollar Tree Inc.*	795,948
22,051	Kroger Co. (The)	1,483,591
6,192	Maplebear Inc.*	260,126
5,483	Performance Food Group Co.*	532,235
3,501	Sprouts Farmers Market Inc.*	293,419
17,648	Sysco Corp.	1,344,778
16,554	Target Corp.	1,500,123
8,350	US Foods Holding Corp.*	656,894
158,211	Walmart Inc.	17,483,898

	Total Consumer Staples Distribution & Retail	44,430,987

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 3.8% - (continued)
Food Products - 0.5%
17,381	Archer-Daniels-Midland Co.	$1,055,722
4,714	Bunge Global SA	452,874
6,999	Campbell’s Co. (The)	213,329
17,062	Conagra Brands Inc.	304,557
5,914	Darling Ingredients Inc.*	216,512
6,582	Flowers Foods Inc.	70,625
1,731	Freshpet Inc.*	98,944
19,911	General Mills Inc.	942,786
5,336	Hershey Co. (The)	1,003,595
10,329	Hormel Foods Corp.	239,736
2,412	Ingredion Inc.	259,386
3,695	J.M. Smucker Co. (The)	384,945
10,103	Kellanova	845,015
30,533	Kraft Heinz Co. (The)	778,897
5,238	Lamb Weston Holdings Inc.	309,356
9,146	McCormick & Co., Inc., Class VTG Shares	617,172
160,912	Mondelez International Inc., Class A Shares	9,263,704
1,496	Pilgrim’s Pride Corp.	56,908
1,884	Post Holdings Inc.*	195,992
8	Seaboard Corp.	37,437
875	Smithfield Foods Inc.	18,909
9,948	Tyson Foods Inc., Class A Shares	577,481

	Total Food Products	17,943,882

Household Products - 0.7%
8,979	Church & Dwight Co., Inc.	764,652
4,392	Clorox Co. (The)	474,072
29,161	Colgate-Palmolive Co.	2,344,253
12,084	Kimberly-Clark Corp.	1,318,606
126,372	Procter & Gamble Co. (The)	18,723,276
1,594	Reynolds Consumer Products Inc.	39,818

	Total Household Products	23,664,677

Personal Care Products - 0.1%
4,497	BellRing Brands Inc.*	138,912
14,270	Coty Inc., Class A Shares*	47,377
1,988	elf Beauty Inc.*	151,426
8,499	Estee Lauder Cos., Inc. (The), Class A Shares	799,501
68,511	Kenvue Inc.	1,188,666

	Total Personal Care Products	2,325,882

Tobacco - 0.3%
61,342	Altria Group Inc.	3,619,791
56,656	Philip Morris International Inc.	8,922,187

	Total Tobacco	12,541,978

	TOTAL CONSUMER STAPLES	134,590,183

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
35,820	Baker Hughes Co., Class A Shares	1,798,164
32,072	Halliburton Co.	840,928
14,547	NOV Inc.	223,442
214,502	SLB Ltd.	7,773,552
14,546	TechnipFMC PLC	658,352
2,560	Weatherford International PLC	191,488

	Total Energy Equipment & Services	11,485,926

Oil, Gas & Consumable Fuels - 2.5%
12,240	Antero Midstream Corp.	220,442
10,477	Antero Resources Corp.*	381,677
13,386	APA Corp.	334,248
8,006	Cheniere Energy Inc.	1,668,931
69,846	Chevron Corp.	10,555,826

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 2.8% - (continued)
Oil, Gas & Consumable Fuels - 2.5% - (continued)
2,273	Chord Energy Corp.	$213,344
3,597	Civitas Resources Inc.	105,644
115,957	ConocoPhillips	10,284,226
27,431	Coterra Energy Inc.	736,248
22,027	Devon Energy Corp.	816,321
6,934	Diamondback Energy Inc.	1,058,059
3,571	DT Midstream Inc.	433,734
65,478	EOG Resources Inc.	7,061,802
22,315	EQT Corp.	1,358,091
44,150	Expand Energy Corp.	5,383,210
254,919	Exxon Mobil Corp.	29,550,211
5,808	HF Sinclair Corp.	307,301
70,714	Kinder Morgan Inc.	1,931,907
11,144	Marathon Petroleum Corp.	2,158,927
4,386	Matador Resources Co.	185,966
25,646	Occidental Petroleum Corp.	1,077,132
22,724	ONEOK Inc.	1,654,762
9,551	Ovintiv Inc.	391,209
24,076	Permian Resources Corp., Class A Shares	348,861
14,771	Phillips 66	2,023,036
8,391	Range Resources Corp.	331,361
7,769	Targa Resources Corp.	1,361,983
699	Texas Pacific Land Corp.	604,139
11,319	Valero Energy Corp.	2,000,746
6,136	Viper Energy Inc., Class A Shares	224,148
44,288	Williams Cos., Inc. (The)	2,698,468

	Total Oil, Gas & Consumable Fuels	87,461,960

	TOTAL ENERGY	98,947,886

FINANCIALS - 15.2%
Banks - 3.8%
473,662	Bank of America Corp.	25,411,966
3,644	Bank OZK	167,697
792	BOK Financial Corp.	89,195
66,249	Citigroup Inc.	6,863,396
15,748	Citizens Financial Group Inc.	851,967
10,581	Columbia Banking System Inc.	293,305
4,678	Comerica Inc.	376,018
4,469	Commerce Bancshares Inc.	240,924
2,106	Cullen/Frost Bankers Inc.	260,554
5,026	East West Bancorp Inc.	536,274
24,173	Fifth Third Bancorp	1,050,559
353	First Citizens BancShares Inc., Class A Shares	662,895
4,299	First Hawaiian Inc.	107,131
18,612	First Horizon Corp.	415,792
12,979	FNB Corp.	215,971
56,307	Huntington Bancshares Inc.	917,804
178,240	JPMorgan Chase & Co.	55,803,379
34,385	KeyCorp	631,996
5,919	M&T Bank Corp.	1,125,912
121,637	NU Holdings Ltd., Class A Shares*	2,115,267
2,692	Pinnacle Financial Partners Inc.	246,803
14,270	PNC Financial Services Group Inc. (The)	2,721,574
2,519	Popular Inc.	288,955
3,260	Prosperity Bancshares Inc.	223,995
32,445	Regions Financial Corp.	825,725
3,586	SouthState Bank Corp.	320,983
4,953	Synovus Financial Corp.	238,735
1,501	TFS Financial Corp.	21,389
93,999	Truist Financial Corp.	4,370,954
56,795	US Bancorp	2,785,795

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.2% - (continued)
Banks - 3.8% - (continued)
6,280	Webster Financial Corp.	$374,288
254,536	Wells Fargo & Co.	21,851,916
4,000	Western Alliance Bancorp	326,120
2,274	Wintrust Financial Corp.	304,761
5,113	Zions Bancorp NA	272,165

	Total Banks	133,312,160

Capital Markets - 4.6%
1,040	Affiliated Managers Group Inc.	279,583
3,448	Ameriprise Financial Inc.	1,571,391
6,842	Ares Management Corp., Class A Shares	1,073,168
25,758	Bank of New York Mellon Corp. (The)	2,887,472
15,781	Blackrock Inc.	16,527,441
26,616	Blackstone Inc.	3,897,115
22,182	Blue Owl Capital Inc., Class A Shares	332,730
34,367	Brookfield Asset Management Ltd., Class A Shares	1,812,516
545,683	Brookfield Corp.	25,647,101
9,390	Carlyle Group Inc. (The)	512,037
3,824	Cboe Global Markets Inc.	987,242
97,062	Charles Schwab Corp. (The)	9,000,559
13,078	CME Group Inc., Class A Shares	3,680,934
7,642	Coinbase Global Inc., Class A Shares*	2,084,890
1,340	Evercore Inc., Class A Shares	428,894
1,362	FactSet Research Systems Inc.	377,642
11,198	Franklin Resources Inc.	252,963
632	Freedom Holding Corp./NV*	83,361
21,749	Goldman Sachs Group Inc. (The)	17,965,544
1,428	Hamilton Lane Inc., Class A Shares	176,979
1,936	Houlihan Lokey Inc., Class A Shares	339,574
15,594	Interactive Brokers Group Inc., Class A Shares	1,013,922
74,542	Intercontinental Exchange Inc.	11,725,457
13,233	Invesco Ltd.	323,547
4,721	Janus Henderson Group PLC	206,355
5,475	Jefferies Financial Group Inc.	315,141
89,762	KKR & Co., Inc., Class Miscella Shares	10,978,790
4,154	Lazard Inc., Class A Shares	209,777
2,848	LPL Financial Holdings Inc.	1,014,002
1,358	MarketAxess Holdings Inc.	222,563
9,096	Moody’s Corp.	4,464,135
41,881	Morgan Stanley(c)	7,105,530
930	Morningstar Inc.	199,820
6,860	MSCI Inc., Class A Shares	3,867,119
14,861	Nasdaq Inc.	1,351,162
6,879	Northern Trust Corp.	903,488
6,677	Raymond James Financial Inc.	1,045,217
26,912	Robinhood Markets Inc., Class A Shares*	3,457,923
28,659	S&P Global Inc.	14,295,969
3,808	SEI Investments Co.	307,915
38,603	State Street Corp.	4,594,529
3,482	Stifel Financial Corp.	424,804
7,756	T. Rowe Price Group Inc.	794,059
4,809	TPG Inc., Class A Shares	284,116
4,109	Tradeweb Markets Inc., Class A Shares	447,306
2,820	Virtu Financial Inc., Class A Shares	100,843
16,067	XP Inc., Class A Shares	316,680

	Total Capital Markets	159,889,305

Consumer Finance - 0.7%
10,034	Ally Financial Inc.	414,404
39,792	American Express Co.	14,534,824
22,858	Capital One Financial Corp.	5,007,502
232	Credit Acceptance Corp.*	107,177

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.2% - (continued)
Consumer Finance - 0.7% - (continued)
3,921	OneMain Holdings Inc., Class A Shares	$243,220
7,454	SLM Corp.	218,402
40,500	SoFi Technologies Inc.*	1,203,660
14,032	Synchrony Financial	1,085,515

	Total Consumer Finance	22,814,704

Financial Services - 4.1%
9,757	Affirm Holdings Inc., Class A Shares*	692,259
14,992	Apollo Global Management Inc.	1,976,695
88,173	Berkshire Hathaway Inc., Class B Shares*	45,304,169
20,043	Block Inc., Class A Shares*	1,338,872
2,506	Corpay Inc.*	741,275
9,250	Equitable Holdings Inc.	431,883
1,549	Euronet Worldwide Inc.*	114,766
19,165	Fidelity National Information Services Inc.	1,260,482
19,731	Fiserv Inc.*	1,212,865
9,134	Global Payments Inc.	691,992
2,738	Jack Henry & Associates Inc.	477,726
59,794	MasterCard Inc., Class A Shares	32,918,391
9,252	MGIC Investment Corp.	262,294
142,828	PayPal Holdings Inc.	8,953,887
35,041	Rocket Cos., Inc., Class A Shares	700,119
2,509	Shift4 Payments Inc., Class A Shares*	185,114
16,545	Toast Inc., Class A Shares*	565,674
6,999	UWM Holdings Corp.	40,944
136,452	Visa Inc., Class A Shares	45,635,007
3,608	Voya Financial Inc.	253,642
6,395	Western Union Co. (The)	56,212
1,283	WEX Inc.*	190,346

	Total Financial Services	144,004,614

Insurance - 2.0%
17,713	Aflac Inc.	1,953,921
9,596	Allstate Corp. (The)	2,043,756
2,542	American Financial Group Inc.	350,084
20,871	American International Group Inc.	1,589,535
7,635	Aon PLC, Class A Shares	2,702,179
13,268	Arch Capital Group Ltd.*	1,246,131
19,371	Arthur J. Gallagher & Co.	4,796,647
1,872	Assurant Inc.	427,116
1,699	Assured Guaranty Ltd.	153,827
2,705	Axis Capital Holdings Ltd.	276,559
2,242	Brighthouse Financial Inc.*	146,963
10,145	Brown & Brown Inc.	815,962
13,533	Chubb Ltd.	4,008,204
5,515	Cincinnati Financial Corp.	924,259
929	CNA Financial Corp.	43,431
1,510	Everest Group Ltd.	474,578
9,224	Fidelity National Financial Inc.	548,182
3,281	First American Financial Corp.	215,759
2,997	Globe Life Inc.	403,786
1,262	Hanover Insurance Group Inc. (The)	234,164
81,371	Hartford Insurance Group Inc. (The)	11,150,268
2,288	Kemper Corp.	93,167
811	Kinsale Capital Group Inc.	312,154
4,059	Lincoln National Corp.	166,987
6,353	Loews Corp.	685,298
455	Markel Group Inc.*	946,600
34,789	Marsh & McLennan Cos., Inc.	6,382,042
20,458	MetLife Inc.	1,566,265
8,207	Old Republic International Corp.	378,343
1,226	Primerica Inc.	315,474

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 15.2% - (continued)
Insurance - 2.0% - (continued)
8,268	Principal Financial Group Inc.	$701,292
21,309	Progressive Corp. (The)	4,875,286
38,491	Prudential Financial Inc.	4,166,651
2,351	Reinsurance Group of America Inc., Class A Shares	446,384
1,835	RenaissanceRe Holdings Ltd.	479,247
3,004	RLI Corp.	185,227
3,867	Ryan Specialty Holdings Inc., Class A Shares	224,557
36,939	Travelers Cos., Inc. (The)	10,817,956
6,319	Unum Group	480,054
91	White Mountains Insurance Group Ltd.	184,207
3,561	Willis Towers Watson PLC	1,143,081
10,657	WR Berkley Corp.	827,942

	Total Insurance	69,883,525

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
37,342	AGNC Investment Corp.	391,718
23,068	Annaly Capital Management Inc.	525,950
18,626	Rithm Capital Corp.	214,013
12,572	Starwood Property Trust Inc.	230,570

	Total Mortgage Real Estate Investment Trusts (REITs)	1,362,251

	TOTAL FINANCIALS	531,266,559

HEALTH CARE - 10.0%
Biotechnology - 2.0%
91,898	AbbVie Inc.	20,925,175
4,539	Alnylam Pharmaceuticals Inc.*	2,048,133
34,996	Amgen Inc.	12,089,718
4,310	Apellis Pharmaceuticals Inc.*	91,803
5,155	Biogen Inc.*	938,674
6,779	BioMarin Pharmaceutical Inc.*	379,149
814	Caris Life Sciences Inc.*	20,781
6,661	Exact Sciences Corp.*	674,693
10,184	Exelixis Inc.*	449,827
116,453	Gilead Sciences Inc.	14,654,446
4,382	Halozyme Therapeutics Inc.*	312,875
5,793	Incyte Corp.*	605,137
6,773	Insmed Inc.*	1,407,226
5,703	Ionis Pharmaceuticals Inc.*	471,809
12,898	Moderna Inc.*	335,090
4,662	Natera Inc.*	1,113,332
3,820	Neurocrine Biosciences Inc.*	581,251
3,793	Regeneron Pharmaceuticals Inc.	2,959,261
6,198	Revolution Medicines Inc.*	481,956
18,681	Roivant Sciences Ltd.*	388,752
3,228	Sarepta Therapeutics Inc.*	68,886
4,253	Summit Therapeutics Inc.*	76,086
2,939	Ultragenyx Pharmaceutical Inc.*	102,130
1,615	United Therapeutics Corp.*	784,890
18,096	Vertex Pharmaceuticals Inc.*	7,846,607
3,987	Viking Therapeutics Inc.*	146,761

	Total Biotechnology	69,954,448

Health Care Equipment & Supplies - 2.5%
159,060	Abbott Laboratories	20,502,834
2,678	Align Technology Inc.*	394,175
18,115	Baxter International Inc.	339,475
38,102	Becton Dickinson & Co.	7,392,550
155,883	Boston Scientific Corp.*	15,834,595
7,243	Cooper Cos Inc. (The)*	564,447
7,759	DENTSPLY SIRONA Inc.	87,987
14,294	DexCom Inc.*	907,240
20,932	Edwards Lifesciences Corp.*	1,814,176
6,110	Envista Holdings Corp.*	127,699

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 10.0% - (continued)
Health Care Equipment & Supplies - 2.5% - (continued)
16,704	GE HealthCare Technologies Inc.	$1,336,153
3,942	Globus Medical Inc., Class A Shares*	358,880
8,113	Hologic Inc.*	608,232
6,475	IDEXX Laboratories Inc.*	4,874,898
1,041	Inspire Medical Systems Inc.*	129,511
2,534	Insulet Corp.*	829,099
26,040	Intuitive Surgical Inc.*	14,933,419
1,569	Masimo Corp.*	223,473
46,634	Medtronic PLC	4,911,959
1,330	Penumbra Inc.*	389,916
5,322	ResMed Inc.	1,361,527
5,368	Solventum Corp.*	457,676
3,583	STERIS PLC	954,081
21,797	Stryker Corp.	8,090,610
1,609	Teleflex Inc.	184,102
7,224	Zimmer Biomet Holdings Inc.	704,485

	Total Health Care Equipment & Supplies	88,313,199

Health Care Providers & Services - 1.5%
3,355	Acadia Healthcare Co., Inc.*	57,706
8,754	Cardinal Health Inc.	1,858,124
28,585	Cencora Inc.	10,545,864
18,207	Centene Corp.*	716,263
538	Chemed Corp.	236,284
9,645	Cigna Group (The)	2,674,366
45,544	CVS Health Corp.	3,659,916
1,368	DaVita Inc.*	163,722
8,223	Elevance Health Inc.	2,781,512
3,569	Encompass Health Corp.	414,789
6,254	HCA Healthcare Inc.	3,178,846
4,390	Henry Schein Inc.*	327,362
4,350	Humana Inc.	1,069,100
3,042	Labcorp Holdings Inc.	817,629
4,564	McKesson Corp.	4,021,432
2,004	Molina Healthcare Inc.*	297,113
4,031	Quest Diagnostics Inc.	762,585
3,421	Tenet Healthcare Corp.*	741,810
55,829	UnitedHealth Group Inc.	18,410,729
2,069	Universal Health Services Inc., Class B Shares	504,070

	Total Health Care Providers & Services	53,239,222

Health Care Technology - 0.1%
4,732	Certara Inc.*	43,345
4,670	Doximity Inc., Class A Shares*	240,225
16,391	Veeva Systems Inc., Class A Shares*	3,938,593

	Total Health Care Technology	4,222,163

Life Sciences Tools & Services - 1.4%
10,371	Agilent Technologies Inc.	1,591,948
24,429	Avantor Inc.*	286,552
655	Bio-Rad Laboratories Inc., Class A Shares*	212,783
5,825	Bio-Techne Corp.	375,771
3,694	Bruker Corp.	180,304
1,812	Charles River Laboratories International Inc.*	322,790
81,380	Danaher Corp.	18,455,356
5,707	Illumina Inc.*	750,185
6,265	IQVIA Holdings Inc.*	1,441,013
886	Medpace Holdings Inc.*	524,920
748	Mettler-Toledo International Inc.*	1,104,587
7,584	QIAGEN NV	362,136
2,038	Repligen Corp.*	348,539
4,400	Revvity Inc.	459,404
4,951	Sotera Health Co.*	86,543

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 10.0% - (continued)
Life Sciences Tools & Services - 1.4% - (continued)
2,943	Tempus AI Inc., Class A Shares*	$229,348
35,026	Thermo Fisher Scientific Inc.	20,694,412
2,134	Waters Corp.*	860,898
2,577	West Pharmaceutical Services Inc.	714,473

	Total Life Sciences Tools & Services	49,001,962

Pharmaceuticals - 2.5%
74,109	Bristol-Myers Squibb Co.	3,646,163
3,361	Corcept Therapeutics Inc.*	266,863
18,591	Elanco Animal Health Inc.*	432,613
29,133	Eli Lilly & Co.	31,331,668
1,996	Jazz Pharmaceuticals PLC*	352,354
87,509	Johnson & Johnson	18,107,362
181,758	Merck & Co., Inc.	19,053,691
8,895	Organon & Co.	68,580
4,681	Perrigo Co. PLC	62,491
206,586	Pfizer Inc.	5,317,524
13,934	Royalty Pharma PLC, Class A Shares	557,639
43,270	Viatris Inc.	462,556
56,049	Zoetis Inc., Class A Shares	7,184,361

	Total Pharmaceuticals	86,843,865

	TOTAL HEALTH CARE	351,574,859

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.1%
54,742	Airbus SE, ADR	3,161,350
5,086	ATI Inc.*	512,669
2,713	Axon Enterprise Inc.*	1,465,400
57,360	Boeing Co. (The)*	10,841,040
3,245	BWX Technologies Inc.	580,466
1,721	Carpenter Technology Corp.	548,207
1,365	Curtiss-Wright Corp.	770,256
9,189	General Dynamics Corp.	3,139,238
38,240	General Electric Co.	11,412,728
1,584	HEICO Corp.	501,985
26,635	HEICO Corp., Class A Shares	6,578,046
2,991	Hexcel Corp.	228,004
14,583	Howmet Aerospace Inc.	2,983,536
1,400	Huntington Ingalls Industries Inc.	439,068
1,234	Karman Holdings Inc.*	82,715
6,787	L3Harris Technologies Inc.	1,891,469
2,704	Leonardo DRS Inc.	92,396
1,515	Loar Holdings Inc.*	103,702
7,561	Lockheed Martin Corp.	3,461,879
4,910	Northrop Grumman Corp.	2,809,747
15,044	Rocket Lab Corp.*	633,954
141,774	RTX Corp.	24,797,690
4,309	Spirit AeroSystems Holdings Inc., Class A Shares*	158,270
4,559	StandardAero Inc.*	119,081
71,062	Textron Inc.	5,909,516
16,886	TransDigm Group Inc.	22,967,831
2,154	Woodward Inc.	646,265

	Total Aerospace & Defense	106,836,508

Air Freight & Logistics - 0.2%
4,181	CH Robinson Worldwide Inc.	664,236
4,959	Expeditors International of Washington Inc.	728,477
7,785	FedEx Corp.	2,146,169
4,137	GXO Logistics Inc.*	209,911
26,690	United Parcel Service Inc., Class B Shares	2,556,635

	Total Air Freight & Logistics	6,305,428

Building Products - 0.6%
2,335	AAON Inc.	218,276

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 9.8% - (continued)
Building Products - 0.6% - (continued)
2,449	Advanced Drainage Systems Inc.	$373,179
3,169	Allegion PLC	526,149
4,397	AO Smith Corp.	290,114
1,581	Armstrong World Industries Inc.	299,979
4,066	Builders FirstSource Inc.*	456,327
1,604	Carlisle Cos., Inc.	510,184
124,221	Carrier Global Corp.	6,817,249
4,311	Fortune Brands Innovations Inc.	222,577
7,216	Hayward Holdings Inc.*	118,703
24,007	Johnson Controls International PLC	2,792,254
1,168	Lennox International Inc.	582,680
7,758	Masco Corp.	503,262
37,718	Owens Corning	4,271,186
1,529	Simpson Manufacturing Co., Inc.	255,924
8,107	Trane Technologies PLC	3,416,938
3,751	Trex Co., Inc.*	131,210

	Total Building Products	21,786,191

Commercial Services & Supplies - 0.5%
12,403	Cintas Corp.	2,307,206
1,849	Clean Harbors Inc.*	420,759
155,485	Copart Inc.*	6,060,805
1,363	MSA Safety Inc.	219,852
6,740	RB Global Inc.	661,868
7,356	Republic Services Inc., Class A Shares	1,596,693
10,428	Rollins Inc.	641,113
9,363	Tetra Tech Inc.	325,271
8,526	Veralto Corp.	863,002
13,453	Waste Management Inc.	2,931,005

	Total Commercial Services & Supplies	16,027,574

Construction & Engineering - 0.4%
4,732	AECOM	488,011
13,397	API Group Corp.*	529,985
1,258	Comfort Systems USA Inc.	1,228,991
1,615	EMCOR Group Inc.	993,338
1,961	Everus Construction Group Inc.*	180,334
2,234	MasTec Inc.*	477,808
21,759	Quanta Services Inc.	10,115,324
733	Valmont Industries Inc.	302,707
6,243	WillScot Holdings Corp.	123,299

	Total Construction & Engineering	14,439,797

Electrical Equipment - 1.1%
1,072	Acuity Inc.	392,802
8,396	AMETEK Inc.	1,661,485
28,217	Eaton Corp. PLC	9,759,978
20,495	Emerson Electric Co.	2,733,623
16,826	GE Vernova Inc.	10,091,730
2,096	Generac Holdings Inc.*	317,817
1,944	Hubbell Inc., Class B Shares	838,700
5,727	nVent Electric PLC	614,335
2,364	Regal Rexnord Corp.	345,120
25,658	Rockwell Automation Inc.	10,156,976
5,484	Sensata Technologies Holding PLC	175,872
13,834	Vertiv Holdings Co., Class A Shares	2,486,385

	Total Electrical Equipment	39,574,823

Ground Transportation - 0.9%
546	Avis Budget Group Inc.*	74,190
287,768	CSX Corp.	10,175,476
2,932	JB Hunt Transport Services Inc.	510,051
5,507	Knight-Swift Transportation Holdings Inc., Class A Shares	252,221
1,229	Landstar System Inc.	160,802

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 9.8% - (continued)
Ground Transportation - 0.9% - (continued)
13,731	Lyft Inc., Class A Shares*	$288,763
8,212	Norfolk Southern Corp.	2,398,643
6,826	Old Dominion Freight Line Inc.	923,490
1,439	Ryder System Inc.	249,249
920	Saia Inc.*	259,035
1,934	Schneider National Inc., Class B Shares	43,728
113,377	Uber Technologies Inc.*	9,925,023
219	U-Haul Holding Co.*	11,530
3,719	U-Haul Holding Co.-Non Voting	178,921
21,748	Union Pacific Corp.	5,041,839
4,112	XPO Inc.*	584,151

	Total Ground Transportation	31,077,112

Industrial Conglomerates - 0.2%
19,502	3M Co.	3,355,319
23,132	Honeywell International Inc.	4,445,739

	Total Industrial Conglomerates	7,801,058

Machinery - 1.7%
2,303	AGCO Corp.	244,026
3,034	Allison Transmission Holdings Inc.	268,994
16,838	Caterpillar Inc.	9,694,647
30,818	CNH Industrial NV	290,614
1,766	Crane Co.	323,619
5,004	Cummins Inc.	2,491,892
8,885	Deere & Co.	4,126,994
4,399	Donaldson Co., Inc.	395,470
4,960	Dover Corp.	918,989
2,059	Esab Corp.	231,102
4,792	Flowserve Corp.	341,909
12,535	Fortive Corp.	670,372
8,769	Gates Industrial Corp. PLC*	199,582
5,966	Graco Inc.	491,837
2,708	IDEX Corp.	471,002
10,655	Illinois Tool Works Inc.	2,656,078
14,676	Ingersoll Rand Inc.	1,179,070
2,992	ITT Inc.	551,007
1,945	Lincoln Electric Holdings Inc.	465,691
1,852	Middleby Corp. (The)*	218,906
3,878	Mueller Industries Inc.	426,076
2,051	Nordson Corp.	487,441
2,343	Oshkosh Corp.	300,326
74,635	Otis Worldwide Corp.	6,631,320
18,741	PACCAR Inc.	1,975,676
20,628	Parker-Hannifin Corp.	17,775,148
5,916	Pentair PLC	622,600
1,127	RBC Bearings Inc.*	501,481
1,830	Snap-on Inc.	622,291
5,571	Stanley Black & Decker Inc.	398,438
2,356	Timken Co. (The)	191,755
3,557	Toro Co. (The)	248,065
6,174	Westinghouse Air Brake Technologies Corp.	1,287,588
8,731	Xylem Inc.	1,228,190

	Total Machinery	58,928,196

Marine Transportation - 0.0%@
2,033	Kirby Corp.*	230,786

Passenger Airlines - 0.3%
4,475	Alaska Air Group Inc.*	191,798
23,742	American Airlines Group Inc.*	333,575
145,303	Delta Air Lines Inc.	9,313,922
18,281	Southwest Airlines Co.	636,362
11,811	United Airlines Holdings Inc.*	1,204,250

	Total Passenger Airlines	11,679,907

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 9.8% - (continued)
Professional Services - 0.4%
6,065	Amentum Holdings Inc.*	$173,641
14,817	Automatic Data Processing Inc.	3,782,780
4,498	Booz Allen Hamilton Holding Corp., Class A Shares	375,403
4,170	Broadridge Financial Solutions Inc.	951,135
813	CACI International Inc., Class A Shares*	501,702
12,941	Clarivate PLC*	48,658
1,844	Concentrix Corp.	66,771
5,397	Dayforce Inc.*	372,933
4,523	Equifax Inc.	960,550
5,659	ExlService Holdings Inc.*	224,832
1,256	FTI Consulting Inc.*	204,916
6,058	Genpact Ltd.	266,916
4,383	Jacobs Solutions Inc.	590,872
4,700	KBR Inc.	193,734
4,827	Leidos Holdings Inc.	922,440
1,598	ManpowerGroup Inc.	45,959
1,715	Parsons Corp.*	145,226
11,734	Paychex Inc.	1,310,570
1,830	Paycom Software Inc.	294,941
1,524	Paylocity Holding Corp.*	224,531
3,512	Robert Half Inc.	94,965
1,713	Science Applications International Corp.	147,678
7,609	SS&C Technologies Holdings Inc.	653,917
6,901	TransUnion	586,930
5,046	Verisk Analytics Inc., Class A Shares	1,135,703

	Total Professional Services	14,277,703

Trading Companies & Distributors - 0.4%
3,876	Air Lease Corp., Class A Shares	247,793
1,362	Applied Industrial Technologies Inc.	352,513
6,952	Core & Main Inc., Class A Shares*	336,060
41,743	Fastenal Co.	1,686,417
7,043	Ferguson Enterprises Inc.	1,772,512
3,643	FTAI Aviation Ltd.	631,113
1,600	MSC Industrial Direct Co., Inc., Class A Shares	142,336
21,934	QXO Inc.*	410,824
1,601	SiteOne Landscape Supply Inc.*	214,982
2,347	United Rentals Inc.	1,913,228
1,306	Watsco Inc.	452,398
1,742	WESCO International Inc.	465,828
5,516	WW Grainger Inc.	5,232,643

	Total Trading Companies & Distributors	13,858,647

	TOTAL INDUSTRIALS	342,823,730

INFORMATION TECHNOLOGY - 29.4%
Communications Equipment - 1.1%
37,514	Arista Networks Inc.*	4,902,330
5,129	Ciena Corp.*	1,047,393
283,529	Cisco Systems Inc.	21,814,721
2,063	F5 Inc.*	493,387
2,561	Lumentum Holdings Inc.*	832,735
21,971	Motorola Solutions Inc.	8,122,239
142	Ubiquiti Inc.	82,799

	Total Communications Equipment	37,295,604

Electronic Equipment, Instruments & Components - 0.6%
73,152	Amphenol Corp., Class A Shares	10,307,117
1,814	Arrow Electronics Inc.*	195,930
3,107	Avnet Inc.	147,614
4,862	CDW Corp.	701,198
5,859	Cognex Corp.	223,228

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.4% - (continued)
Electronic Equipment, Instruments & Components - 0.6% - (continued)
5,508	Coherent Corp.*	$904,744
28,391	Corning Inc.	2,390,522
1,921	Crane NXT Co.	108,152
13,631	Flex Ltd.*	805,728
898	Ingram Micro Holding Corp.	19,226
1,005	IPG Photonics Corp.*	80,038
3,877	Jabil Inc.	816,923
6,240	Keysight Technologies Inc.*	1,235,208
852	Littelfuse Inc.	218,129
4,178	Ralliant Corp.	206,268
2,819	TD SYNNEX Corp.	429,841
1,677	Teledyne Technologies Inc.*	837,695
8,662	Trimble Inc.*	705,260
5,348	Vontier Corp.	194,025
1,834	Zebra Technologies Corp., Class A Shares*	463,544

	Total Electronic Equipment, Instruments & Components	20,990,390

IT Services - 0.8%
22,764	Accenture PLC, Class A Shares	5,691,000
5,362	Akamai Technologies Inc.*	480,006
4,062	Amdocs Ltd.	310,662
11,221	Cloudflare Inc., Class A Shares*	2,246,556
17,849	Cognizant Technology Solutions Corp., Class A Shares	1,387,046
6,133	DXC Technology Co.*	80,956
1,990	EPAM Systems Inc.*	372,130
2,676	Gartner Inc.*	622,812
1,523	Globant SA*	96,908
5,005	GoDaddy Inc., Class A Shares*	639,939
33,834	International Business Machines Corp.	10,440,496
8,104	Kyndryl Holdings Inc.*	209,326
2,832	MongoDB Inc., Class A Shares*	941,272
5,990	Okta Inc., Class A Shares*	481,177
11,366	Snowflake Inc., Class A Shares*	2,855,594
5,056	Twilio Inc., Class A Shares*	655,713
3,066	VeriSign Inc.	772,601

	Total IT Services	28,284,194

Semiconductors & Semiconductor Equipment - 11.7%
58,562	Advanced Micro Devices Inc.*	12,738,992
3,886	Allegro MicroSystems Inc.*	103,717
4,511	Amkor Technology Inc.	164,155
18,041	Analog Devices Inc.	4,786,999
29,176	Applied Materials Inc.	7,359,646
4,007	ASML Holding NV, Class REG Shares, ADR	4,247,420
4,523	Astera Labs Inc.*	712,689
248,464	Broadcom Inc.	100,121,053
1,813	Cirrus Logic Inc.*	218,176
4,697	Enphase Energy Inc.*	135,508
5,428	Entegris Inc.	418,716
3,802	First Solar Inc.*	1,037,642
3,375	GLOBALFOUNDRIES Inc.*	120,960
158,914	Intel Corp.*	6,445,552
4,839	KLA Corp.	5,688,099
46,497	Lam Research Corp.	7,253,532
5,007	Lattice Semiconductor Corp.*	351,541
2,243	MACOM Technology Solutions Holdings Inc.*	392,503
54,152	Marvell Technology Inc.	4,841,189
19,056	Microchip Technology Inc.	1,021,021
89,337	Micron Technology Inc.	21,126,414
2,338	MKS Inc.	365,640
1,677	Monolithic Power Systems Inc.	1,556,541
1,163,336	NVIDIA Corp.	205,910,472

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.4% - (continued)
Semiconductors & Semiconductor Equipment - 11.7% - (continued)
53,134	ON Semiconductor Corp.*	$2,669,452
1,764	Onto Innovation Inc.*	252,534
39,582	Qnity Electronics Inc.	3,209,704
3,341	Qorvo Inc.*	286,959
39,315	QUALCOMM Inc.	6,608,458
5,826	Skyworks Solutions Inc.	384,225
14,196	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,138,276
5,848	Teradyne Inc.	1,063,693
33,050	Texas Instruments Inc.	5,561,324
1,662	Universal Display Corp.	197,662

	Total Semiconductors & Semiconductor Equipment	411,490,464

Software - 10.3%
15,476	Adobe Inc.*	4,954,332
836	Appfolio Inc., Class A Shares*	190,842
8,670	AppLovin Corp., Class A Shares*	5,197,492
5,885	Atlassian Corp., Class A Shares*	879,925
35,225	Aurora Innovation Inc., Class A Shares*	147,593
7,686	Autodesk Inc.*	2,331,471
5,724	Bentley Systems Inc., Class B Shares	240,179
3,636	BILL Holdings Inc.*	182,345
58,964	Cadence Design Systems Inc.*	18,387,334
19,920	CCC Intelligent Solutions Holdings Inc.*	148,404
1,695	Circle Internet Group Inc., Class A Shares*	135,481
10,066	Confluent Inc., Class A Shares*	223,969
837	Constellation Software Inc.	2,046,545
8,881	Crowdstrike Holdings Inc., Class A Shares*	4,521,850
19,869	Datadog Inc., Class A Shares*	3,179,239
7,112	Docusign Inc., Class A Shares*	493,217
2,232	Dolby Laboratories Inc., Class A Shares	150,548
8,161	Dropbox Inc., Class A Shares*	243,851
10,840	Dynatrace Inc.*	483,030
3,062	Elastic NV*	215,963
2,071	Fair Isaac Corp.*	3,739,874
23,138	Fortinet Inc.*	1,877,186
19,385	Gen Digital Inc.	511,182
5,397	Gitlab Inc., Class A Shares*	221,601
3,045	Guidewire Software Inc.*	657,659
1,849	HubSpot Inc.*	679,175
17,566	Intuit Inc.	11,138,249
2,202	Manhattan Associates Inc.*	388,543
434,780	Microsoft Corp.	213,916,108
3,877	nCino Inc.*	95,762
9,276	Nutanix Inc., Class A Shares*	443,393
95,275	Oracle Corp.	19,240,786
79,432	Palantir Technologies Inc., Class A Shares*	13,380,320
54,305	Palo Alto Networks Inc.*	10,325,010
3,302	Pegasystems Inc.	180,851
4,460	Procore Technologies Inc.*	330,308
4,336	PTC Inc.*	760,664
2,788	RingCentral Inc., Class A Shares*	78,733
17,889	Roper Technologies Inc.	7,982,430
4,175	Rubrik Inc., Class A Shares*	289,411
2,601	SailPoint Inc.*	47,910
42,624	Salesforce Inc.	9,826,537
9,594	Samsara Inc., Class A Shares*	364,860
9,896	SentinelOne Inc., Class A Shares*	160,414
9,146	ServiceNow Inc.*	7,430,302
9,600	Strategy Inc., Class A Shares*	1,700,928
14,612	Synopsys Inc.*	6,107,962
3,069	Teradata Corp.*	87,896

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 29.4% - (continued)
Software - 10.3% - (continued)
1,567	Tyler Technologies Inc.*	$735,895
15,976	UiPath Inc., Class A Shares*	221,427
11,139	Unity Software Inc.*	473,630
7,824	Workday Inc., Class A Shares*	1,687,011
9,324	Zoom Communications Inc., Class A Shares*	792,167
3,506	Zscaler Inc.*	881,759

	Total Software	361,109,553

Technology Hardware, Storage & Peripherals - 4.9%
578,837	Apple Inc.	161,408,697
11,371	Dell Technologies Inc., Class C Shares	1,516,323
47,518	Hewlett Packard Enterprise Co.	1,039,219
34,297	HP Inc.	837,533
7,186	NetApp Inc.	801,670
11,472	Pure Storage Inc., Class A Shares*	1,020,549
4,842	Sandisk Corp.*	1,081,122
18,670	Super Micro Computer Inc.*	631,980
12,586	Western Digital Corp.	2,055,671

	Total Technology Hardware, Storage & Peripherals	170,392,764

	TOTAL INFORMATION TECHNOLOGY	1,029,562,969

MATERIALS - 2.4%
Chemicals - 1.3%
8,078	Air Products & Chemicals Inc.	2,108,762
4,069	Albemarle Corp.	528,929
1,606	Ashland Inc.	84,957
7,792	Axalta Coating Systems Ltd.*	234,773
3,767	Celanese Corp., Class A Shares	156,896
6,204	CF Industries Holdings Inc.	488,255
24,619	Corteva Inc.	1,661,044
25,583	Dow Inc.	610,155
79,167	DuPont de Nemours Inc.	3,148,472
4,100	Eastman Chemical Co.	254,528
9,074	Ecolab Inc.	2,496,802
8,379	Element Solutions Inc.	217,184
4,625	FMC Corp.	66,091
5,197	Huntsman Corp.	54,153
9,280	International Flavors & Fragrances Inc.	644,774
50,169	Linde PLC	20,585,344
9,329	LyondellBasell Industries NV, Class A Shares	457,028
11,554	Mosaic Co. (The)	282,957
236	NewMarket Corp.	180,193
4,515	Olin Corp.	95,266
8,288	PPG Industries Inc.	829,132
4,535	RPM International Inc.	486,379
1,413	Scotts Miracle-Gro Co. (The)	80,004
23,434	Sherwin-Williams Co. (The)	8,054,031
5,783	Solstice Advanced Materials Inc.*	275,733
1,167	Westlake Corp.	77,967

	Total Chemicals	44,159,809

Construction Materials - 0.5%
24,626	CRH PLC	2,954,135
1,171	Eagle Materials Inc.	261,976
5,440	James Hardie Industries PLC*	107,603
14,110	Martin Marietta Materials Inc.	8,793,917
17,572	Vulcan Materials Co.	5,223,101

	Total Construction Materials	17,340,732

Containers & Packaging - 0.1%
80,152	Amcor PLC	682,895
2,417	AptarGroup Inc.	301,521
2,855	Avery Dennison Corp.	492,116
10,723	Ball Corp.	531,110

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 2.4% - (continued)
Containers & Packaging - 0.1% - (continued)
4,221	Crown Holdings Inc.	$408,719
10,358	Graphic Packaging Holding Co.	167,593
18,720	International Paper Co.	739,066
3,239	Packaging Corp. of America	660,983
5,302	Sealed Air Corp.	227,721
3,002	Silgan Holdings Inc.	118,999
18,945	Smurfit WestRock PLC	676,147
3,505	Sonoco Products Co.	147,806

	Total Containers & Packaging	5,154,676

Metals & Mining - 0.5%
9,226	Alcoa Corp.	385,093
18,013	Anglogold Ashanti PLC	1,543,354
18,130	Cleveland-Cliffs Inc.*	236,415
170,876	Freeport-McMoRan Inc.	7,344,251
4,777	MP Materials Corp.*	295,935
39,810	Newmont Corp.	3,611,961
8,372	Nucor Corp.	1,335,250
1,925	Reliance Inc.	537,691
2,980	Royal Gold Inc.	607,443
3,139	Southern Copper Corp.	423,075
5,069	Steel Dynamics Inc.	850,730

	Total Metals & Mining	17,171,198

Paper & Forest Products - 0.0%@
2,196	Louisiana-Pacific Corp.	180,094

	TOTAL MATERIALS	84,006,509

REAL ESTATE - 2.2%
Diversified REITs - 0.0%@
7,725	WP Carey Inc.	520,433

Health Care REITs - 0.2%
6,113	Alexandria Real Estate Equities Inc.	328,085
13,397	Healthcare Realty Trust Inc., Class A Shares	244,227
24,931	Healthpeak Properties Inc.	455,240
21,700	Medical Properties Trust Inc.	124,992
10,442	Omega Healthcare Investors Inc.	479,496
16,265	Ventas Inc.	1,311,447
24,335	Welltower Inc.	5,067,034

	Total Health Care REITs	8,010,521

Hotel & Resort REITs - 0.0%@
25,319	Host Hotels & Resorts Inc.	446,374
7,686	Park Hotels & Resorts Inc.	83,162

	Total Hotel & Resort REITs	529,536

Industrial REITs - 0.3%
9,865	Americold Realty Trust Inc.	106,838
1,928	EastGroup Properties Inc.	349,315
4,785	First Industrial Realty Trust Inc.	273,893
2,986	Lineage Inc.	106,959
79,614	Prologis Inc.	10,232,788
8,617	Rexford Industrial Realty Inc.	358,553
6,589	STAG Industrial Inc.	258,816

	Total Industrial REITs	11,687,162

Office REITs - 0.0%@
5,731	BXP Inc.	414,695
5,895	Cousins Properties Inc.	151,973
3,477	Highwoods Properties Inc.	96,661
4,190	Kilroy Realty Corp.	179,709
6,345	Vornado Realty Trust	233,623

	Total Office REITs	1,076,661

Real Estate Management & Development - 0.3%
10,812	CBRE Group Inc., Class A Shares*	1,749,706
97,220	CoStar Group Inc.*	6,688,736

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 2.2% - (continued)
Real Estate Management & Development - 0.3% - (continued)
1,100	Howard Hughes Holdings Inc.*	$98,483
1,719	Jones Lang LaSalle Inc.*	559,861
1,770	Zillow Group Inc., Class A Shares*	128,060
5,913	Zillow Group Inc., Class C Shares*	439,809

	Total Real Estate Management & Development	9,664,655

Residential REITs - 0.3%
12,072	American Homes 4 Rent, Class A Shares	387,753
5,171	AvalonBay Communities Inc.	940,812
3,934	Camden Property Trust	418,342
50,991	Equity LifeStyle Properties Inc.	3,205,804
13,856	Equity Residential	855,608
2,262	Essex Property Trust Inc.	596,308
22,235	Invitation Homes Inc.	627,027
4,232	Mid-America Apartment Communities Inc.	575,086
4,472	Sun Communities Inc.	576,172
11,699	UDR Inc.	426,078

	Total Residential REITs	8,608,990

Retail REITs - 0.2%
3,747	Agree Realty Corp.	281,850
10,566	Brixmor Property Group Inc.	276,195
2,957	Federal Realty Investment Trust	291,945
24,505	Kimco Realty Corp.	506,273
6,409	NNN REIT Inc.	265,012
32,889	Realty Income Corp.	1,894,735
6,480	Regency Centers Corp.	461,117
11,781	Simon Property Group Inc.	2,195,036

	Total Retail REITs	6,172,163

Specialized REITs - 0.9%
45,209	American Tower Corp.	8,195,035
15,782	Crown Castle Inc.	1,440,581
7,927	CubeSmart	295,122
12,265	Digital Realty Trust Inc.	1,963,872
2,805	EPR Properties	146,617
7,260	Equinix Inc.	5,469,031
7,660	Extra Space Storage Inc.	1,020,082
9,873	Gaming & Leisure Properties Inc.	429,772
10,668	Iron Mountain Inc.	921,182
3,205	Lamar Advertising Co., Class A Shares	424,310
4,085	Millrose Properties Inc.	124,429
2,458	National Storage Affiliates Trust	72,388
23,953	Public Storage	6,576,057
5,193	Rayonier Inc.(a)	115,337
3,846	SBA Communications Corp., Class A Shares	747,162
38,638	VICI Properties Inc., Class A Shares	1,113,547
26,450	Weyerhaeuser Co.	587,454

	Total Specialized REITs	29,641,978

	TOTAL REAL ESTATE	75,912,099

UTILITIES - 1.9%
Electric Utilities - 1.4%
9,088	Alliant Energy Corp.	631,343
19,455	American Electric Power Co., Inc.	2,407,945
11,390	Constellation Energy Corp.	4,150,060
87,778	Duke Energy Corp.	10,879,205
13,821	Edison International	813,919
16,265	Entergy Corp.	1,586,163
8,370	Evergy Inc.	649,931
13,277	Eversource Energy	891,949
36,756	Exelon Corp.	1,731,943
19,623	FirstEnergy Corp.	936,410
1,900	IDACORP Inc.	250,382

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

Shares/Units		Security	Value
UTILITIES - 1.9% - (continued)
Electric Utilities - 1.4% - (continued)
161,300		NextEra Energy Inc.	$13,918,577
7,262		NRG Energy Inc.	1,230,836
6,978		OGE Energy Corp.	319,453
79,841		PG&E Corp.	1,287,037
4,332		Pinnacle West Capital Corp.	393,606
26,957		PPL Corp.	994,713
40,069		Southern Co. (The)	3,651,087
21,525		Xcel Energy Inc.	1,767,418

		Total Electric Utilities	48,491,977

Gas Utilities - 0.0%@
5,754		Atmos Energy Corp.	1,014,833
7,585		MDU Resources Group Inc.	161,712
3,115		National Fuel Gas Co.	256,832
7,601		UGI Corp.	300,620

		Total Gas Utilities	1,733,997

Independent Power & Renewable Electricity Producers - 0.1%
26,360		AES Corp. (The)	370,621
4,816		Brookfield Renewable Corp.	199,816
1,465		Clearway Energy Inc., Class A Shares	50,103
2,939		Clearway Energy Inc., Class C Shares	107,626
1,622		Talen Energy Corp.*	639,506
12,302		Vistra Corp.	2,200,336

		Total Independent Power & Renewable Electricity Producers	3,568,008

Multi-Utilities - 0.4%
9,813		Ameren Corp.	1,043,612
23,694		CenterPoint Energy Inc.	947,286
10,807		CMS Energy Corp.	815,280
13,163		Consolidated Edison Inc.	1,321,039
31,035		Dominion Energy Inc.	1,948,067
7,535		DTE Energy Co.	1,032,521
16,703		NiSource Inc.	737,103
18,159		Public Service Enterprise Group Inc.	1,516,640
23,737		Sempra	2,248,369
11,614		WEC Energy Group Inc.	1,301,581

		Total Multi-Utilities	12,911,498

Water Utilities - 0.0%@
7,091		American Water Works Co., Inc.	922,326
10,198		Essential Utilities Inc.	403,739
		Total Water Utilities	1,326,065

		TOTAL UTILITIES	68,031,545

		TOTAL COMMON STOCKS (Cost - $1,806,501,950)	3,450,904,526

RIGHT - 0.0%@
COMMUNICATION SERVICES - 0.0%@
Diversified Telecommunication Services - 0.0%@
334		GCI Liberty Inc., Class R Shares expires 12/17/25* (Cost - $0)	2,071

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,806,501,950)	3,450,906,597

Face Amount†
SHORT-TERM INVESTMENTS (d) - 1.4%
MONEY MARKET FUND - 0.0%@
$ 61,463		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(e) (Cost - $61,463)	61,463

TIME DEPOSITS - 1.4%
49,514		ANZ National Bank - London, 3.220% due 12/1/25	49,514
29,008,418		Citibank - New York, 3.220% due 12/1/25	29,008,418
18,855,839		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	18,855,839
37,875	CAD	Royal Bank of Canada - Toronto, 1.080% due 12/1/25	27,091

		TOTAL TIME DEPOSITS (Cost - $47,940,862)	47,940,862

		TOTAL SHORT-TERM INVESTMENTS (Cost - $48,002,325)	48,002,325

		TOTAL INVESTMENTS - 99.9% (Cost - $1,854,504,275)	3,498,908,922

		Other Assets in Excess of Liabilities - 0.1%	4,062,563

		TOTAL NET ASSETS - 100.0%	$3,502,971,485

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Affiliated security. As of November 30, 2025, total cost and total value of affiliated security amounted to $2,082,008 and $7,105,530, respectively.

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of November 30, 2025
Morgan Stanley	$ 6,187,286	$123,426	$ –	$ –	$794,818	$41,881	$7,105,530

(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.4%.
(e)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At November 30, 2025, for Morgan Stanley Pathway Large Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Large Cap Equity ETF	$ 1,854,504,275	$ 1,694,159,129	$ (49,303,701)	$ 1,644,855,428

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	29.4%
Financials	15.2
Consumer Discretionary	10.7
Communication Services	10.3
Health Care	10.0
Industrials	9.8
Consumer Staples	3.9
Energy	2.8
Materials	2.4
Real Estate	2.2
Utilities	1.9
Short-Term Investments	1.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Large Cap Equity ETF

At November 30, 2025, Morgan Stanley Pathway Large Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index Futures	75	12/25	$25,297,252	$25,723,125	$425,873
S&P MidCap 400 E-mini Index Futures	6	12/25	1,963,732	1,988,640	24,908

					$450,781

At November 30, 2025, Morgan Stanley Pathway Large Cap Equity ETF had deposited cash of $1,665,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
COMMON STOCKS - 97.3%
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.3%
368	Anterix Inc.*	$7,566
8,501	AST SpaceMobile Inc., Class A Shares*	477,756
382	ATN International Inc.	8,056
997	Bandwidth Inc., Class A Shares*	14,197
1,959	Cogent Communications Holdings Inc.	37,378
10,749	Frontier Communications Parent Inc.*	407,602
5,412	GCI Liberty Inc.*#	–
148	GCI Liberty Inc., Class A Shares*	4,934
1,003	GCI Liberty Inc., Class C Shares*	33,420
2,185	Globalstar Inc.*	132,739
719	IDT Corp., Class B Shares	35,785
4,346	Iridium Communications Inc.	71,274
7,854	Liberty Global Ltd., Class A Shares*	89,614
5,737	Liberty Global Ltd., Class C Shares*	65,861
2,029	Liberty Latin America Ltd., Class A Shares*	17,612
4,976	Liberty Latin America Ltd., Class C Shares*	43,540
41,905	Lumen Technologies Inc.*	339,850
1,859	Shenandoah Telecommunications Co.	20,319
6,299	Uniti Group Inc.*	40,125

	Total Diversified Telecommunication Services	1,847,628

Entertainment - 0.7%
17,450	AMC Entertainment Holdings Inc., Class A Shares*	42,753
409	Atlanta Braves Holdings Inc., Class A Shares*	17,820
2,116	Atlanta Braves Holdings Inc., Class C Shares*	84,217
4,414	Cinemark Holdings Inc.	120,855
2,993	Eventbrite Inc., Class A Shares*	7,453
68,594	IMAX Corp.*	2,544,837
863	Liberty Media Corp.-Liberty Live, Class A Shares*	66,382
2,130	Liberty Media Corp.-Liberty Live, Class C Shares*	168,717
149,387	Lionsgate Studios Corp.*	1,114,427
1,664	Madison Square Garden Entertainment Corp., Class A Shares*	82,318
693	Madison Square Garden Sports Corp., Class A Shares*	158,025
924	Marcus Corp. (The)	14,507
3,300	Playstudios Inc.*	2,119
2,726	Playtika Holding Corp.	11,040
697	Reservoir Media Inc.*	5,311
5,815	Roku Inc., Class A Shares*	562,834
1,283	Sphere Entertainment Co.*	108,529
9,956	Starz Entertainment Corp.*	109,217

	Total Entertainment	5,221,361

Interactive Media & Services - 0.2%
2,127	Angi Inc., Class A Shares*	24,290
3,543	Bumble Inc., Class A Shares*	12,578
3,737	Cargurus Inc., Class A Shares*	131,841
2,485	Cars.com Inc.*	28,826
1,212	EverQuote Inc., Class A Shares*	31,985
14,529	fuboTV Inc., Class A Shares*	44,168
3,599	Getty Images Holdings Inc.*	5,542
1,860	Grindr Inc.*	23,864
3,108	IAC Inc.*	108,998
10,652	Match Group Inc.	354,818
1,244	MediaAlpha Inc., Class A Shares*	15,873
7,146	Nextdoor Holdings Inc.*	12,506
2,451	QuinStreet Inc.*	34,216
4,016	Rumble Inc.*(a)	27,188
947	Shutterstock Inc.	19,717

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
COMMUNICATION SERVICES - 2.5% - (continued)
Interactive Media & Services - 0.2% - (continued)
5,462	TripAdvisor Inc.*	$81,220
3,373	TrueCar Inc.*	7,184
7,075	Trump Media & Technology Group Corp.*	81,646
654	Webtoon Entertainment Inc.*	9,097
2,830	Yelp Inc., Class A Shares*	81,815
1,812	Ziff Davis Inc.*	59,470
2,653	ZipRecruiter Inc., Class A Shares*	12,602
13,594	ZoomInfo Technologies Inc., Class A Shares*	134,852

	Total Interactive Media & Services	1,344,296

Media - 1.2%
3,912	Advantage Solutions Inc.*	3,715
1,217	AMC Networks Inc., Class A Shares*	10,856
862	Boston Omaha Corp., Class A Shares*	10,715
244	Cable One Inc.	28,594
123,039	Criteo SA, ADR*	2,446,015
6,196	DoubleVerify Holdings Inc.*	65,306
5,868	EchoStar Corp., Class A Shares*	430,066
2,331	Entravision Communications Corp., Class A Shares	6,480
2,008	EW Scripps Co. (The), Class A Shares*	8,494
711	Gambling.com Group Ltd.*	4,031
5,110	Gray Media Inc.	25,141
737	Ibotta Inc., Class A Shares*	17,585
4,494	iHeartMedia Inc., Class A Shares*	17,661
3,575	Integral Ad Science Holding Corp.*	36,751
1,701	John Wiley & Sons Inc., Class A Shares	61,848
741	Liberty Broadband Corp., Class A Shares*	34,316
4,866	Liberty Broadband Corp., Class C Shares*	225,247
6,360	Magnite Inc.*	93,428
2,565	National CineMedia Inc.	11,055
6,964	New York Times Co. (The), Class A Shares	449,178
16,663	News Corp., Class A Shares	427,906
5,362	News Corp., Class B Shares	157,804
8,946	Nexstar Media Group Inc., Class A Shares	1,718,885
2,126	Nexxen International Ltd., ADR*	13,755
85,496	NIQ Global Intelligence PLC*	1,343,997
5,582	Omnicom Group Inc.	399,783
13,780	Optimum Communications Inc., Class A Shares*	26,182
1,595	PubMatic Inc., Class A Shares*	14,371
869	Scholastic Corp.	25,670
1,759	Sinclair Inc.	27,722
8,569	Sirius XM Holdings Inc.	182,177
6,609	Stagwell Inc., Class A Shares*	35,424
978	TechTarget Inc.*	5,115
7,319	TEGNA Inc.	142,867
1,624	Thryv Holdings Inc.*	9,143
7,620	USA TODAY Co., Inc.*	38,176
2,259	WideOpenWest Inc.*	11,702

	Total Media	8,567,161

Wireless Telecommunication Services - 0.1%
2,955	Gogo Inc.*	21,128
4,645	Millicom International Cellular SA	246,510
602	Spok Holdings Inc.	7,995
4,400	Telephone & Data Systems Inc.	177,188

	Total Wireless Telecommunication Services	452,821

	TOTAL COMMUNICATION SERVICES	17,433,267

CONSUMER DISCRETIONARY - 8.8%
Automobile Components - 1.0%
3,745	Adient PLC*	72,878
4,445	American Axle & Manufacturing Holdings Inc.*	29,204
44,338	BorgWarner Inc.	1,909,194

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.8% - (continued)
Automobile Components - 1.0% - (continued)
593	Cooper-Standard Holdings Inc.*	$18,531
6,122	Dana Inc.	137,194
14,244	Dorman Products Inc.*	1,884,054
1,945	Fox Factory Holding Corp.*	28,766
6,145	Garrett Motion Inc.	101,577
10,111	Gentex Corp.	230,834
1,451	Gentherm Inc.*	51,757
10,966	Goodyear Tire & Rubber Co. (The)*	94,966
2,083	Holley Inc.*	8,874
1,046	LCI Industries	118,899
12,491	Lear Corp.	1,341,034
1,431	Patrick Industries Inc.	154,863
1,740	Phinia Inc.	94,117
18,593	QuantumScape Corp., Class A Shares*	227,206
5,627	Solid Power Inc.*	29,260
836	Standard Motor Products Inc.	31,383
1,261	Visteon Corp.	130,198
1,212	XPEL Inc.*	56,334

	Total Automobile Components	6,751,123

Automobiles - 0.2%
4,900	Harley-Davidson Inc.	120,001
5,756	Lucid Group Inc., Class A Shares*(a)	78,454
34,396	Rivian Automotive Inc., Class A Shares*	579,917
2,270	Thor Industries Inc.	239,757
1,288	Winnebago Industries Inc.	46,613

	Total Automobiles	1,064,742

Broadline Retail - 0.2%
140	Dillard’s Inc., Class A Shares	93,808
4,334	Etsy Inc.*	234,989
1,215	Groupon Inc., Class A Shares*	20,546
5,057	Kohl’s Corp.	124,352
12,066	Macy’s Inc.	269,796
2,705	Ollie’s Bargain Outlet Holdings Inc.*	333,013
33,282	Pattern Group Inc., Class A Shares*	483,920

	Total Broadline Retail	1,560,424

Distributors - 0.1%
652	A-Mark Precious Metals Inc.	18,719
869	GigaCloud Technology Inc., Class A Shares*	32,240
11,242	LKQ Corp.	333,775
1,562	Pool Corp.	380,503
209	Weyco Group Inc.	6,262

	Total Distributors	771,499

Diversified Consumer Services - 0.9%
204,167	ADT Inc.	1,684,378
1,619	Adtalem Global Education Inc.*	149,855
581	American Public Education Inc.*	20,228
2,524	Bright Horizons Family Solutions Inc.*	259,366
830	Carriage Services Inc., Class A Shares	35,939
6,131	Coursera Inc.*	48,741
2,666	Driven Brands Holdings Inc.*	38,950
1,660	Duolingo Inc., Class A Shares*	317,741
1,392	European Wax Center Inc., Class A Shares*	5,387
3,224	Frontdoor Inc.*	173,870
140	Graham Holdings Co., Class B Shares	154,910
1,250	Grand Canyon Education Inc.*	197,175
5,738	H&R Block Inc.	241,685
1,046	KinderCare Learning Cos Inc.*	4,163
60,885	Laureate Education Inc., Class A Shares*	1,881,346
1,290	Lincoln Educational Services Corp.*	26,548
1,140	Matthews International Corp., Class A Shares	27,976

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.8% - (continued)
Diversified Consumer Services - 0.9% - (continued)
4,478	Mister Car Wash Inc.*	$23,913
2,768	Nerdy Inc.*	3,709
4,240	OneSpaWorld Holdings Ltd.	86,581
2,713	Perdoceo Education Corp.	75,855
6,063	Service Corp. International	481,584
1,119	Strategic Education Inc.	87,304
1,871	Stride Inc.*	118,865
3,512	Udemy Inc.*	17,841
2,070	Universal Technical Institute Inc.*	47,651

	Total Diversified Consumer Services	6,211,561

Hotels, Restaurants & Leisure - 1.7%
2,476	Accel Entertainment Inc., Class A Shares*	25,354
11,599	Aramark	431,135
26	Biglari Holdings Inc., Class B Shares*	7,642
1,067	BJ’s Restaurants Inc.*	40,919
3,877	Bloomin’ Brands Inc.	27,527
2,442	Boyd Gaming Corp.	203,419
153,677	Brightstar Lottery PLC	2,403,508
1,946	Brinker International Inc.*	299,275
9,319	Caesars Entertainment Inc.*	216,853
4,480	Cava Group Inc.*	219,027
2,124	Cheesecake Factory Inc. (The)	101,230
1,170	Choice Hotels International Inc.	106,774
2,718	Churchill Downs Inc.	296,507
999	Cracker Barrel Old Country Store Inc.	28,861
1,210	Dave & Buster’s Entertainment Inc.*	21,163
1,906	Denny’s Corp.*	11,760
1,006	Dine Brands Global Inc.	31,438
5,192	Dutch Bros Inc., Class A Shares*	304,303
962	El Pollo Loco Holdings Inc.*	10,495
1,501	First Watch Restaurant Group Inc.*	27,859
181,301	Genius Sports Ltd.*	1,825,701
4,814	Global Business Travel Group I*	37,116
752	Golden Entertainment Inc.	22,575
2,481	Hilton Grand Vacations Inc.*	106,261
1,783	Hyatt Hotels Corp., Class A Shares	293,107
771	Inspired Entertainment Inc.*	6,338
736	Jack in the Box Inc.	14,507
3,158	Krispy Kreme Inc.	13,200
358	Kura Sushi USA Inc., Class A Shares*	17,589
5,741	Life Time Group Holdings Inc.*	160,289
1,374	Lindblad Expeditions Holdings Inc.*	16,529
1,301	Marriott Vacations Worldwide Corp.	71,035
8,843	MGM Resorts International*	312,069
565	Monarch Casino & Resort Inc.	54,568
79	Nathan’s Famous Inc.	7,289
19,570	Norwegian Cruise Line Holdings Ltd.*	361,262
1,518	Papa John’s International Inc.	63,862
6,706	Penn Entertainment Inc.*	99,517
3,713	Planet Fitness Inc., Class A Shares*	415,745
2,153	Portillo’s Inc., Class A Shares*	11,239
764	Pursuit Attractions & Hospitality Inc.*	26,228
318	RCI Hospitality Holdings Inc.	7,746
2,049	Red Rock Resorts Inc., Class A Shares	120,010
4,164	Rush Street Interactive Inc.*	76,784
18,221	Sabre Corp.*	29,336
2,545	Serve Robotics Inc.*	26,112
1,686	Shake Shack Inc., Class A Shares*	147,491
4,350	Six Flags Entertainment Corp.*	66,033
6,982	Super Group SGHC Ltd.	75,615

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.8% - (continued)
Hotels, Restaurants & Leisure - 1.7% - (continued)
4,379	Sweetgreen Inc., Class A Shares*	$28,420
1,370	Target Hospitality Corp.*	10,686
2,914	Texas Roadhouse Inc., Class A Shares	510,678
2,829	Travel + Leisure Co.	194,013
14,055	United Parks & Resorts Inc.*	507,245
1,550	Vail Resorts Inc.	217,326
6,441	Wendy’s Co. (The)	54,426
1,239	Wingstop Inc.	328,000
3,227	Wyndham Hotels & Resorts Inc.	236,216
3,602	Wynn Resorts Ltd.	463,505
901	Xponential Fitness Inc., Class A Shares*	5,983

	Total Hotels, Restaurants & Leisure	11,856,700

Household Durables - 1.7%
1,455	Beazer Homes USA Inc.*	33,276
328	Cavco Industries Inc.*	195,373
1,185	Century Communities Inc.	77,369
2,576	Champion Homes Inc.*	221,124
1,705	Cricut Inc., Class A Shares	8,082
1,378	Dream Finders Homes Inc., Class A Shares*	27,243
1,105	Ethan Allen Interiors Inc.	26,122
214	Flexsteel Industries Inc.	8,459
1,330	Green Brick Partners Inc.*	90,280
417	Hamilton Beach Brands Holding Co., Class A Shares	6,651
892	Helen of Troy Ltd.*	16,903
189	Hovnanian Enterprises Inc., Class A Shares*	24,869
1,023	Installed Building Products Inc.	274,184
2,860	KB Home	183,984
1,821	La-Z-Boy Inc.	70,873
368	Legacy Housing Corp.*	7,334
6,080	Leggett & Platt Inc.	62,381
977	LGI Homes Inc.*	50,824
551	Lovesac Co. (The)*	7,907
1,149	M/I Homes Inc.*	158,091
3,124	Meritage Homes Corp.	228,302
2,248	Mohawk Industries Inc.*	260,543
17,983	Newell Brands Inc.	65,638
3,623	SharkNinja Inc.*	353,496
29,540	Somnigroup International Inc.	2,703,501
5,708	Sonos Inc.*	105,940
15,982	Taylor Morrison Home Corp., Class A Shares*	1,001,912
4,257	Toll Brothers Inc.	595,256
8,663	TopBuild Corp.*	3,920,007
3,105	Traeger Inc.*	2,829
3,591	Tri Pointe Homes Inc.*	122,525
13,173	Whirlpool Corp.(a)	1,018,932

	Total Household Durables	11,930,210

Leisure Products - 0.4%
1,195	Acushnet Holdings Corp.	100,499
19,569	Brunswick Corp.	1,293,707
970	Clarus Corp.	3,473
445	Escalade Inc.	5,901
1,150	Funko Inc., Class A Shares*	3,634
5,878	Hasbro Inc.	485,523
271	JAKKS Pacific Inc.	4,452
182	Johnson Outdoors Inc., Class A Shares	7,460
1,748	Latham Group Inc.*	12,498
752	Malibu Boats Inc., Class A Shares*	21,349
691	MasterCraft Boat Holdings Inc.*	12,770
14,412	Mattel Inc.*	304,381
16,356	Peloton Interactive Inc., Class A Shares*	111,057

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.8% - (continued)
Leisure Products - 0.4% - (continued)
2,334	Polaris Inc.	$154,884
1,808	Smith & Wesson Brands Inc.	15,748
758	Sturm Ruger & Co., Inc.	22,831
6,437	Topgolf Callaway Brands Corp.*	82,909
3,745	YETI Holdings Inc.*	155,343

	Total Leisure Products	2,798,419

Specialty Retail - 1.6%
932	1-800-Flowers.com Inc., Class A Shares*	3,178
2,109	Abercrombie & Fitch Co., Class A Shares*	206,408
2,935	Academy Sports & Outdoors Inc.	141,614
2,703	Advance Auto Parts Inc.	140,232
7,222	American Eagle Outfitters Inc.	147,329
370	America’s Car-Mart Inc.*	8,010
1,871	Arhaus Inc., Class A Shares*	19,346
4,597	Arko Corp.	21,882
872	Asbury Automotive Group Inc.*	202,801
6,069	AutoNation Inc.*	1,282,319
5,855	BARK Inc.*	4,186
61,585	Bath & Body Works Inc.	1,072,195
2,025	Bed Bath & Beyond Inc.*	12,190
1,371	Boot Barn Holdings Inc.*	265,727
1,398	Buckle Inc. (The)	78,959
501	Build-A-Bear Workshop Inc.	26,603
21,196	Caleres Inc.	248,205
2,946	Camping World Holdings Inc., Class A Shares	32,966
6,518	CarMax Inc.*	251,986
307	Citi Trends Inc.*	13,904
1,844	Designer Brands Inc., Class A Shares	8,003
2,787	Dick’s Sporting Goods Inc.	575,711
6,611	EVgo Inc., Class A Shares*	21,420
2,363	Five Below Inc.*	389,635
4,669	Floor & Decor Holdings Inc., Class A Shares*	297,042
18,268	GameStop Corp., Class A Shares*	411,578
9,956	Gap Inc. (The)	269,509
395	Genesco Inc.*	14,161
2,360	Group 1 Automotive Inc.	946,454
560	Haverty Furniture Cos., Inc.	13,328
264	J Jill Inc.	4,166
617	Lands’ End Inc.*	9,742
1,120	Lithia Motors Inc., Class A Shares	357,101
808	MarineMax Inc.*	18,891
1,104	Monro Inc.	20,656
781	Murphy USA Inc.	300,740
3,546	National Vision Holdings Inc.*	102,302
21,473	ODP Corp. (The)*	600,600
338	OneWater Marine Inc., Class A Shares*	4,107
4,531	Outdoor Holding Co.*	8,337
806	Penske Automotive Group Inc.	130,346
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	10,461
3,897	RealReal Inc. (The)*	56,429
1,515	Revolve Group Inc., Class A Shares*	36,618
5,304	RH*	835,857
4,697	Sally Beauty Holdings Inc.*	74,494
715	Shoe Carnival Inc.	11,812
1,769	Signet Jewelers Ltd.	177,183
800	Sleep Number Corp.*	4,080
675	Sonic Automotive Inc., Class A Shares	42,545
3,632	Stitch Fix Inc., Class A Shares*	15,436
4,700	ThredUp Inc., Class A Shares*	35,344
958	Tile Shop Holdings Inc.*	6,217

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.8% - (continued)
Specialty Retail - 1.6% - (continued)
2,471	Upbound Group Inc.	$44,280
2,719	Urban Outfitters Inc.*	201,396
5,495	Valvoline Inc.*	172,048
3,164	Victoria’s Secret & Co.*	130,768
4,297	Warby Parker Inc., Class A Shares*	85,124
4,205	Wayfair Inc., Class A Shares*	465,914
125	Winmark Corp.	51,376
661	Zumiez Inc.*	17,186

	Total Specialty Retail	11,158,437

Textiles, Apparel & Luxury Goods - 1.0%
6,780	Amer Sports Inc.*	251,741
64,876	Birkenstock Holding PLC*	2,811,077
5,171	Capri Holdings Ltd.*	131,188
1,594	Carter’s Inc.	50,865
1,074	Columbia Sportswear Co.	57,684
2,407	Crocs Inc.*	204,547
3,378	Ermenegildo Zegna NV	36,043
4,601	Figs Inc., Class A Shares*	45,044
1,761	G-III Apparel Group Ltd.*	51,333
2,373	Kontoor Brands Inc.	176,433
555	Movado Group Inc.	11,622
746	Oxford Industries Inc.	28,467
2,136	PVH Corp.	181,047
1,669	Ralph Lauren Corp., Class A Shares	613,074
279	Rocky Brands Inc.	8,473
3,111	Steven Madden Ltd.	129,978
481	Superior Group of Cos., Inc.	4,675
9,142	Tapestry Inc.	999,038
8,509	Under Armour Inc., Class A Shares*	39,312
98,066	Under Armour Inc., Class C Shares*	434,432
15,604	V.F. Corp.	273,070
3,456	Wolverine World Wide Inc.	56,022

	Total Textiles, Apparel & Luxury Goods	6,595,165

	TOTAL CONSUMER DISCRETIONARY	60,698,280

CONSUMER STAPLES - 2.5%
Beverages - 0.4%
345	Boston Beer Co., Inc. (The), Class A Shares*	67,206
7,214	Celsius Holdings Inc.*	295,341
2,295	Coca-Cola Consolidated Inc.	373,970
530	MGP Ingredients Inc.	12,089
993	National Beverage Corp.*	33,822
11,527	Primo Brands Corp., Class A Shares	180,859
32,281	Vita Coco Co., Inc. (The)*	1,724,128

	Total Beverages	2,687,415

Consumer Staples Distribution & Retail - 1.2%
17,675	Albertsons Cos., Inc., Class A Shares	323,983
1,483	Andersons Inc. (The)	76,375
25,465	BJ’s Wholesale Club Holdings Inc.*	2,272,242
1,624	Casey’s General Stores Inc.	926,427
1,589	Chefs’ Warehouse Inc. (The)*	97,437
14,310	Dollar Tree Inc.*	1,585,691
4,097	Grocery Outlet Holding Corp.*	45,600
1,410	HF Foods Group Inc.*	3,539
648	Ingles Markets Inc., Class A Shares	49,844
7,452	Maplebear Inc.*	313,059
679	Natural Grocers by Vitamin Cottage Inc.	18,842
6,712	Performance Food Group Co.*	651,534
1,134	PriceSmart Inc.	139,595
4,286	Sprouts Farmers Market Inc.*	359,210
2,473	United Natural Foods Inc.*	92,268

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 2.5% - (continued)
Consumer Staples Distribution & Retail - 1.2% - (continued)
10,072	US Foods Holding Corp.*	$792,364
334	Village Super Market Inc., Class A Shares	11,543
724	Weis Markets Inc.	47,038

	Total Consumer Staples Distribution & Retail	7,806,591

Food Products - 0.6%
284	Alico Inc.	9,882
2,868	B&G Foods Inc.	13,221
2,297	BRC Inc., Class A Shares*	2,917
610	Calavo Growers Inc.	12,499
1,958	Cal-Maine Foods Inc.	163,141
7,028	Darling Ingredients Inc.*	257,295
2,745	Dole PLC	39,748
8,289	Flowers Foods Inc.	88,941
1,530	Fresh Del Monte Produce Inc.	55,294
2,202	Freshpet Inc.*	125,866
59,318	Hain Celestial Group Inc. (The)*	65,250
2,808	Ingredion Inc.	301,972
635	J&J Snack Foods Corp.	58,642
421	John B Sanfilippo & Son Inc.	30,577
5,907	Lamb Weston Holdings Inc.	348,867
163	Lifeway Foods Inc.*	4,040
630	Limoneira Co.	8,751
1,209	Mama’s Creations Inc.*	13,686
870	Marzetti Co. (The)	145,238
1,596	Mission Produce Inc.*	19,184
76,285	Nomad Foods Ltd.	932,966
1,852	Pilgrim’s Pride Corp.	70,450
2,201	Post Holdings Inc.*	228,970
10	Seaboard Corp.	46,796
167	Seneca Foods Corp., Class A Shares*	20,199
3,938	Simply Good Foods Co. (The)*	77,500
2,014	Smithfield Foods Inc.	43,522
3,519	SunOpta Inc.*	13,231
954	Tootsie Roll Industries Inc.	36,595
31,346	TreeHouse Foods Inc.*	748,856
2,930	Utz Brands Inc.	28,392
1,383	Vital Farms Inc.*	45,224
1,319	Westrock Coffee Co.*	5,738

	Total Food Products	4,063,450

Household Products - 0.2%
448	Central Garden & Pet Co.*	15,304
2,228	Central Garden & Pet Co., Class A Shares*	68,934
2,742	Energizer Holdings Inc.	49,987
400	Oil-Dri Corp. of America	21,772
2,451	Reynolds Consumer Products Inc.	61,226
1,050	Spectrum Brands Holdings Inc.	62,317
6,481	WD-40 Co.	1,268,980

	Total Household Products	1,548,520

Personal Care Products - 0.1%
3,042	Beauty Health Co. (The)*	4,502
5,596	BellRing Brands Inc.*	172,860
16,031	Coty Inc., Class A Shares*	53,223
2,085	Edgewell Personal Care Co.	37,238
2,398	elf Beauty Inc.*	182,656
4,000	Herbalife Ltd.*	50,920
3,123	Honest Co., Inc. (The)*	8,401
770	Interparfums Inc.	62,578
412	Medifast Inc.*	4,520
462	Nature’s Sunshine Products Inc.*	9,508
1,812	Nu Skin Enterprises Inc., Class A Shares	17,921

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
CONSUMER STAPLES - 2.5% - (continued)
Personal Care Products - 0.1% - (continued)
5,174	Olaplex Holdings Inc.*	$5,898
416	USANA Health Sciences Inc.*	8,257

	Total Personal Care Products	618,482

Tobacco - 0.0%@
2,958	Ispire Technology Inc.*	7,218
772	Turning Point Brands Inc.	77,323
1,051	Universal Corp.	55,451

	Total Tobacco	139,992

	TOTAL CONSUMER STAPLES	16,864,450

ENERGY - 3.9%
Energy Equipment & Services - 1.6%
7,135	Archrock Inc.	175,093
2,951	Atlas Energy Solutions Inc., Class A Shares	25,438
8,774	Borr Drilling Ltd.*	29,042
1,190	Bristow Group Inc.*	44,637
3,029	Cactus Inc., Class A Shares	130,005
1,752	Core Laboratories Inc.	26,455
699	DMC Global Inc.*	4,341
4,363	Expro Group Holdings NV*	60,864
767	Flowco Holdings Inc., Class A Shares	13,016
302	Forum Energy Technologies Inc.*	9,483
6,400	Helix Energy Solutions Group Inc.*	42,624
4,282	Helmerich & Payne Inc.	119,468
18,992	Innovex International Inc.*	418,204
6,678	ION Geophysical Corp.*(b)#	–
3,064	Kodiak Gas Services Inc.	107,853
6,700	Liberty Energy Inc., Class A Shares	119,126
720	Nabors Industries Ltd.*	35,906
3,226	National Energy Services Reunited Corp.*	44,970
395	Natural Gas Services Group Inc.	12,233
5,451	Noble Corp. PLC	166,910
16,943	NOV Inc.	260,244
4,472	Oceaneering International Inc.*	109,117
2,491	Oil States International Inc.*	15,693
77,300	Patterson-UTI Energy Inc.	449,113
852	ProFrac Holding Corp., Class A Shares*	3,016
3,269	ProPetro Holding Corp.*	31,284
585	Ranger Energy Services Inc., Class A Shares	7,903
3,435	RPC Inc.	18,274
769	SEACOR Marine Holdings Inc.*	5,475
3,019	Seadrill Ltd.*	92,140
4,498	Select Water Solutions Inc., Class A Shares	45,430
1,448	Solaris Energy Infrastructure Inc., Class A Shares	69,345
127,971	TechnipFMC PLC	5,791,967
214,891	TETRA Technologies Inc.*	1,669,703
2,190	Tidewater Inc.*	118,304
31,438	Transocean Ltd.*	138,642
2,796	Valaris Ltd.*	157,722
3,130	Weatherford International PLC	234,124

	Total Energy Equipment & Services	10,803,164

Oil, Gas & Consumable Fuels - 2.3%
14,986	Antero Midstream Corp.	269,898
12,749	Antero Resources Corp.*	464,446
15,686	APA Corp.	391,679
1,636	Ardmore Shipping Corp.	20,008
3,004	Berry Corp.	10,184
556	BKV Corp.*	15,351
2,961	California Resources Corp.	141,477
3,144	Calumet Inc.*	60,679
670	Centrus Energy Corp., Class A Shares*	173,731

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 3.9% - (continued)
Oil, Gas & Consumable Fuels - 2.3% - (continued)
2,463	Chord Energy Corp.	$231,177
4,168	Civitas Resources Inc.	122,414
6,419	Clean Energy Fuels Corp.*	13,993
46,003	CNX Resources Corp.*	1,786,757
3,409	Comstock Resources Inc.*	91,566
2,282	Core Natural Resources Inc.	182,560
8,326	Crescent Energy Co., Class A Shares	78,514
1,379	CVR Energy Inc.	47,617
2,629	Delek US Holdings Inc.	101,663
35,416	Devon Energy Corp.	1,312,517
5,653	DHT Holdings Inc.	73,659
2,432	Diversified Energy Co.	36,577
1,683	Dorian LPG Ltd.	41,705
4,434	DT Midstream Inc.	538,554
7,149	Encore Energy Corp.*	19,517
9,525	Energy Fuels Inc.*	137,160
1,066	Evolution Petroleum Corp.	4,189
1,267	Excelerate Energy Inc., Class A Shares	35,577
1,152	FLEX LNG Ltd.	29,226
1,005	FutureFuel Corp.	3,316
4,407	Golar LNG Ltd.	162,839
1,949	Granite Ridge Resources Inc.	10,037
2,112	Green Plains Inc.*	21,817
696	Gulfport Energy Corp.*	154,853
22,372	HF Sinclair Corp.	1,183,703
455	HighPeak Energy Inc.	3,053
529	Infinity Natural Resources Inc., Class A Shares*	7,004
1,726	International Seaways Inc.	91,426
1,845	Kinetik Holdings Inc., Class A Shares	63,985
21,548	Kosmos Energy Ltd.*	24,134
57,799	Magnolia Oil & Gas Corp., Class A Shares	1,337,469
31,421	Matador Resources Co.	1,332,250
5,906	Murphy Oil Corp.	189,405
101	NACCO Industries Inc., Class A Shares	4,872
1,753	Navigator Holdings Ltd.	31,361
8,812	New Fortress Energy Inc., Class A Shares*	10,751
6,331	NextDecade Corp.*	38,682
8,222	Nordic American Tankers Ltd.	29,928
38,078	Northern Oil & Gas Inc.	852,566
11,134	Ovintiv Inc.	456,049
2,361	Par Pacific Holdings Inc.*	107,780
3,895	PBF Energy Inc., Class A Shares	134,300
5,366	Peabody Energy Corp.	146,170
105,273	Permian Resources Corp., Class A Shares	1,525,406
10,542	Range Resources Corp.	416,304
1,462	REX American Resources Corp.*	48,231
422	Riley Exploration Permian Inc.	11,559
3,181	Sable Offshore Corp.*	13,901
1,525	SandRidge Energy Inc.	21,564
1,895	Scorpio Tankers Inc.	108,640
5,641	SFL Corp., Ltd., Class B Shares	46,425
5,281	SM Energy Co.	100,603
6,507	Talos Energy Inc.*	74,570
2,973	Teekay Corp., Ltd.	28,868
1,075	Teekay Tankers Ltd., Class A Shares	61,995
18,828	Uranium Energy Corp.*	231,020
4,067	VAALCO Energy Inc.	14,560
7,601	Viper Energy Inc., Class A Shares	277,665
1,070	Vital Energy Inc.*	19,185
1,234	Vitesse Energy Inc.	26,111

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
ENERGY - 3.9% - (continued)
Oil, Gas & Consumable Fuels - 2.3% - (continued)
3,524	W&T Offshore Inc.	$6,237
2,493	World Kinect Corp.	57,788

	Total Oil, Gas & Consumable Fuels	15,920,777

	TOTAL ENERGY	26,723,941

FINANCIALS - 13.7%
Banks - 6.0%
1,210	1st Source Corp.	75,552
385	ACNB Corp.	18,634
1,235	Amalgamated Financial Corp.	36,247
1,512	Amerant Bancorp Inc., Class A Shares	28,441
2,861	Ameris Bancorp	216,749
326	Ames National Corp.	7,113
663	Arrow Financial Corp.	19,989
7,500	Associated Banc-Corp.	197,175
6,208	Atlantic Union Bankshares Corp.	210,017
2,333	Axos Financial Inc.*	191,726
76,279	Banc of California Inc.	1,406,585
902	BancFirst Corp.	99,978
1,972	Bancorp Inc. (The)*	126,346
432	Bank First Corp.	53,883
1,669	Bank of Hawaii Corp.	109,386
650	Bank of Marin Bancorp	17,586
1,837	Bank of NT Butterfield & Son Ltd. (The)	85,310
4,854	Bank OZK	223,381
194	Bank7 Corp.	8,037
3,184	BankUnited Inc.	137,581
327	Bankwell Financial Group Inc.	15,009
1,483	Banner Corp.	93,147
1,023	Bar Harbor Bankshares	30,526
427	Baycom Corp.	12,460
798	BCB Bancorp Inc.	6,376
3,707	Beacon Financial Corp.	94,862
936	Blue Foundry Bancorp*	10,633
1,118	BOK Financial Corp.	125,909
835	Bridgewater Bancshares Inc.*	14,454
516	Burke & Herbert Financial Services Corp.	33,664
1,694	Business First Bancshares Inc.	44,078
1,350	Byline Bancorp Inc.	37,692
5,119	Cadence Bank	203,941
853	California BanCorp*	16,557
1,010	Camden National Corp.	40,844
378	Capital Bancorp Inc.	10,508
618	Capital City Bank Group Inc.	25,907
8,396	Capitol Federal Financial Inc.	55,498
965	Carter Bankshares Inc.*	17,727
2,971	Cathay General Bancorp	143,915
770	Central Pacific Financial Corp.	22,900
154	Chemung Financial Corp.	8,111
635	Citizens & Northern Corp.	12,802
177	Citizens Financial Services Inc.	9,893
619	City Holding Co.	75,091
679	Civista Bancshares Inc.	15,440
1,233	CNB Financial Corp.	31,959
535	Coastal Financial Corp.*	59,572
731	Colony Bankcorp Inc.	12,537
13,642	Columbia Banking System Inc.	378,156
1,021	Columbia Financial Inc.*	16,162
5,665	Comerica Inc.	455,353
5,449	Commerce Bancshares Inc.	293,756
2,234	Community Financial System Inc.	126,802

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Banks - 6.0% - (continued)
876	Community Trust Bancorp Inc.	$48,618
743	Community West Bancshares	16,829
1,971	ConnectOne Bancorp Inc.	49,807
2,621	Cullen/Frost Bankers Inc.	324,270
1,278	Customers Bancorp Inc.*	88,054
6,545	CVB Financial Corp.	128,806
2,462	Dime Community Bancshares Inc.	69,798
1,275	Eagle Bancorp Inc.	24,187
22,636	East West Bancorp Inc.	2,415,261
10,752	Eastern Bankshares Inc.	202,460
1,535	Enterprise Financial Services Corp.	83,826
1,021	Equity Bancshares Inc., Class A Shares	44,454
286	Esquire Financial Holdings Inc.	29,189
525	Farmers & Merchants Bancorp Inc.	12,863
1,573	Farmers National Banc Corp.	21,377
1,789	FB Financial Corp.	99,934
186	Fidelity D&D Bancorp Inc.	8,143
811	Financial Institutions Inc.	24,817
50,872	First Bancorp	1,059,753
868	First Bancorp Inc. (The)	22,212
1,230	First Bank	19,329
3,826	First Busey Corp.	90,064
294	First Business Financial Services Inc.	15,353
893	First Citizens BancShares Inc., Class A Shares	1,676,956
4,785	First Commonwealth Financial Corp.	77,756
849	First Community Bankshares Inc.	28,374
4,032	First Financial Bancorp	100,316
6,264	First Financial Bankshares Inc.	195,687
613	First Financial Corp.	35,781
2,380	First Foundation Inc.*	12,662
32,144	First Hawaiian Inc.	801,028
22,315	First Horizon Corp.	498,517
310	First Internet Bancorp	5,905
3,799	First Interstate BancSystem Inc., Class A Shares	124,759
2,648	First Merchants Corp.	97,552
1,237	First Mid Bancshares Inc.	47,080
320	First Western Financial Inc.*	7,792
693	Firstsun Capital Bancorp*	23,167
742	Five Star Bancorp	25,592
84,074	Flagstar Bank N.A.	1,029,066
1,038	Flushing Financial Corp.	17,034
98,171	FNB Corp.	1,633,565
280	FS Bancorp Inc.	11,466
7,749	Fulton Financial Corp.	140,644
686	FVCBankcorp Inc.	8,719
397	GBank Financial Holdings Inc.*	13,442
1,880	German American Bancorp Inc.	74,636
17,857	Glacier Bancorp Inc.	755,351
351	Great Southern Bancorp Inc.	21,116
266	Greene County Bancorp Inc.	6,065
3,719	Hancock Whitney Corp.	225,334
1,315	Hanmi Financial Corp.	36,320
644	HBT Financial Inc.	15,585
3,032	Heritage Commerce Corp.	33,018
1,343	Heritage Financial Corp.	32,151
2,064	Hilltop Holdings Inc.	70,836
65	Hingham Institution For Savings The	19,039
295	Home Bancorp Inc.	16,364
8,168	Home BancShares Inc.	229,194
1,168	HomeTrust Bancshares Inc.	47,900

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Banks - 6.0% - (continued)
5,260	Hope Bancorp Inc.	$55,861
4,448	Horizon Bancorp Inc.	76,239
153,583	Huntington Bancshares Inc.	2,503,403
20,234	Independent Bank Corp.	1,421,966
2,478	International Bancshares Corp.	164,737
433	Investar Holding Corp.	10,738
587	John Marshall Bancorp Inc.	11,740
2,369	Kearny Financial Corp.	16,275
1,074	Lakeland Financial Corp.	62,571
564	LCNB Corp.	8,951
1,077	LINKBANCORP Inc.	8,207
1,667	Live Oak Bancshares Inc.	53,211
720	Mechanics Bancorp, Class A Shares*	11,189
830	Mercantile Bank Corp.	38,163
818	Metrocity Bankshares Inc.	21,800
409	Metropolitan Bank Holding Corp.	30,515
1,080	Mid Penn Bancorp Inc.	31,525
304	Middlefield Banc Corp.	10,579
719	Midland States Bancorp Inc.	11,691
852	MidWestOne Financial Group Inc.	33,714
430	MVB Financial Corp.	11,636
1,593	National Bank Holdings Corp., Class A Shares	59,276
273	National Bankshares Inc.	8,062
1,643	NB Bancorp Inc.	32,186
2,224	NBT Bancorp Inc.	92,207
594	Nicolet Bankshares Inc.	74,832
274	Northeast Bank	24,353
533	Northeast Community Bancorp Inc.	11,278
1,560	Northfield Bancorp Inc.	16,770
920	Northrim BanCorp Inc.	22,595
5,997	Northwest Bancshares Inc.	71,724
297	Norwood Financial Corp.	8,512
236	Oak Valley Bancorp	6,632
2,595	OceanFirst Financial Corp.	48,916
1,820	OFG Bancorp	72,309
15,286	Old National Bancorp	332,165
2,497	Old Second Bancorp Inc.	47,068
533	Orange County Bancorp Inc.	14,450
1,327	Origin Bancorp Inc.	48,290
770	Orrstown Financial Services Inc.	27,535
665	Park National Corp.	102,111
952	Parke Bancorp Inc.	21,791
1,059	Pathward Financial Inc.	76,142
540	PCB Bancorp	11,729
660	Peapack Gladstone Financial Corp.	17,820
1,928	Peoples Bancorp Inc.	57,127
222	Peoples Bancorp of North Carolina Inc.	7,270
386	Peoples Financial Services Corp.	18,833
3,350	Pinnacle Financial Partners Inc.	307,128
545	Pioneer Bancorp Inc.*	7,249
238	Plumas Bancorp	10,332
668	Ponce Financial Group Inc.*	10,648
2,952	Popular Inc.	338,624
386	Preferred Bank	36,442
950	Primis Financial Corp.	10,669
209	Princeton Bancorp Inc.	7,188
3,957	Prosperity Bancshares Inc.	271,885
4,359	Provident Financial Services Inc.	83,606
755	QCR Holdings Inc.	61,631
762	RBB Bancorp	15,095

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Banks - 6.0% - (continued)
182	Red River Bancshares Inc.	$12,749
4,074	Renasant Corp.	144,383
365	Republic Bancorp Inc., Class A Shares	25,189
1,645	S&T Bancorp Inc.	64,945
4,544	Seacoast Banking Corp. of Florida	143,409
2,279	ServisFirst Bancshares Inc.	162,105
3,005	Shore Bancshares Inc.	52,497
564	Sierra Bancorp	17,518
6,252	Simmons First National Corp., Class A Shares	115,975
657	SmartFinancial Inc.	23,823
524	South Plains Financial Inc.	19,802
313	Southern First Bancshares Inc.*	15,888
384	Southern Missouri Bancorp Inc.	21,615
1,226	Southside Bancshares Inc.	35,959
4,354	SouthState Bank Corp.	389,727
2,259	Stellar Bancorp Inc.	71,407
1,036	Sterling Bancorp Inc.*(b)#	–
1,121	Stock Yards Bancorp Inc.	74,177
6,100	Synovus Financial Corp.	294,020
37,263	Texas Capital Bancshares Inc.*	3,360,005
2,858	TFS Financial Corp.	40,726
458	Third Coast Bancshares Inc.*	17,454
317	Timberland Bancorp Inc.	10,841
684	Tompkins Financial Corp.	47,271
3,218	Towne Bank	107,964
2,061	TriCo Bancshares	99,134
972	Triumph Financial Inc.*	53,081
802	TrustCo. Bank Corp. NY	33,788
2,629	Trustmark Corp.	102,268
16,371	UMB Financial Corp.	1,818,491
6,250	United Bankshares Inc.	232,750
5,107	United Community Banks Inc.	156,070
317	Unity Bancorp Inc.	15,860
1,520	Univest Financial Corp.	48,336
482	USCB Financial Holdings Inc.	8,575
21,534	Valley National Bancorp	243,765
198	Virginia National Bankshares Corp.	8,039
37,712	WaFd Inc.	1,193,962
851	Washington Trust Bancorp Inc.	24,168
26,049	Webster Financial Corp.	1,552,520
4,166	WesBanco Inc.	134,437
761	West BanCorp Inc.	16,909
1,109	Westamerica BanCorp	53,210
4,839	Western Alliance Bancorp	394,524
25,584	Wintrust Financial Corp.	3,428,768
2,558	WSFS Financial Corp.	142,762
6,466	Zions Bancorp NA	344,185

	Total Banks	41,379,372

Capital Markets - 2.4%
1,314	Acadian Asset Management Inc.	58,920
1,219	Affiliated Managers Group Inc.	327,704
1,313	AlTi Global Inc.*	5,305
2,815	Artisan Partners Asset Management Inc., Class A Shares	116,766
16,535	BGC Group Inc., Class A Shares	143,854
11,583	Carlyle Group Inc. (The)	631,621
2,643	Cboe Global Markets Inc.	682,343
1,255	Cohen & Steers Inc.	79,379
170	Diamond Hill Investment Group Inc.	20,060
8,123	DigitalBridge Group Inc.	78,874
1,248	Donnelley Financial Solutions Inc.*	61,227

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Capital Markets - 2.4% - (continued)
1,643	Evercore Inc., Class A Shares	$525,875
1,652	FactSet Research Systems Inc.	458,050
395	Forge Global Holdings Inc.*	17,522
13,539	Franklin Resources Inc.	305,846
794	Freedom Holding Corp.*	104,729
2,296	GCM Grosvenor Inc., Class A Shares	25,210
1,782	Hamilton Lane Inc., Class A Shares	220,852
17,696	Houlihan Lokey Inc., Class A Shares	3,103,878
82,840	Invesco Ltd.	2,025,438
5,876	Janus Henderson Group PLC	256,840
6,674	Jefferies Financial Group Inc.	384,155
4,124	Lazard Inc., Class A Shares	208,262
2,404	Marex Group PLC	83,635
1,576	MarketAxess Holdings Inc.	258,291
2,335	Moelis & Co., Class A Shares	149,837
995	Morningstar Inc.	213,786
3,688	Open Lending Corp.*	7,044
1,947	P10 Inc., Class A Shares	18,263
3,329	Patria Investments Ltd., Class A Shares	50,168
2,966	Perella Weinberg Partners, Class A Shares	54,159
784	Piper Sandler Cos.	263,346
1,036	PJT Partners Inc., Class A Shares	174,058
4,509	SEI Investments Co.	364,598
575	Silvercrest Asset Management Group Inc., Class A Shares	7,935
25,467	StepStone Group Inc., Class A Shares	1,608,496
15,676	Stifel Financial Corp.	1,912,472
1,974	StoneX Group Inc.*	178,864
5,857	TPG Inc., Class A Shares	346,032
2,024	Victory Capital Holdings Inc., Class A Shares	127,289
3,546	Virtu Financial Inc., Class A Shares	126,805
305	Virtus Investment Partners Inc.	48,675
5,433	WisdomTree Inc.	59,980
18,113	XP Inc., Class A Shares	357,007

	Total Capital Markets	16,253,450

Consumer Finance - 1.0%
12,341	Ally Financial Inc.	509,683
210	Atlanticus Holdings Corp.*	12,380
11,156	Bread Financial Holdings Inc.	755,596
440	Consumer Portfolio Services Inc.*	3,639
204	Credit Acceptance Corp.*	94,242
422	Dave Inc.*	92,106
996	Encore Capital Group Inc.*	51,682
1,057	Enova International Inc.*	138,562
16,110	FirstCash Holdings Inc.	2,551,985
2,490	Green Dot Corp., Class A Shares*	31,299
4,738	LendingClub Corp.*	85,758
553	LendingTree Inc.*	31,538
944	Medallion Financial Corp.	9,383
3,873	Navient Corp.	48,025
609	Nelnet Inc., Class A Shares	78,707
1,345	NerdWallet Inc., Class A Shares*	20,189
5,247	OneMain Holdings Inc., Class A Shares	325,471
717	OppFi Inc.	7,098
2,016	PRA Group Inc.*	32,659
1,846	PROG Holdings Inc.	53,128
351	Regional Management Corp.	13,352
9,328	SLM Corp.	273,310
49,983	SoFi Technologies Inc.*	1,485,495
3,762	Upstart Holdings Inc.*	169,140
182	World Acceptance Corp.*	28,148

	Total Consumer Finance	6,902,575

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Financial Services - 1.4%
1,324	Acacia Research Corp.*	$4,952
11,807	Affirm Holdings Inc., Class A Shares*	837,707
875	Alerus Financial Corp.	18,848
1,317	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	59,133
8,708	Burford Capital Ltd.	83,336
2,626	Cannae Holdings Inc.	42,279
2,353	Cantaloupe Inc.*	25,107
573	Cass Information Systems Inc.	24,066
2,987	Compass Diversified Holdings	21,984
1,453	Enact Holdings Inc.	56,246
11,232	Equitable Holdings Inc.	524,422
4,301	Essent Group Ltd.	269,931
1,806	Euronet Worldwide Inc.*	133,807
2,788	EVERTEC Inc.	80,573
425	Federal Agricultural Mortgage Corp., Class C Shares	72,998
5,669	Flywire Corp.*	79,309
55,006	HA Sustainable Infrastructure Capital Inc.	1,890,006
1,192	International Money Express Inc.*	18,166
3,214	Jack Henry & Associates Inc.	560,779
2,557	Jackson Financial Inc., Class A Shares	250,612
17,718	Marqeta Inc., Class A Shares*	84,869
1,312	Merchants Bancorp	42,889
10,214	MGIC Investment Corp.	289,567
40,986	NCR Atleos Corp.*	1,519,351
1,765	NewtekOne Inc.	18,850
3,516	NMI Holdings Inc., Class A Shares*	134,135
214	Onity Group Inc.*	9,534
8,048	Pagseguro Digital Ltd., Class A Shares	84,343
11,857	Payoneer Global Inc.*	68,533
1,252	Paysafe Ltd.*	9,628
1,759	Paysign Inc.*	9,164
1,290	PennyMac Financial Services Inc.	173,595
1,787	Priority Technology Holdings Inc.*	10,454
5,899	Radian Group Inc.	209,709
7,243	Remitly Global Inc.*	98,106
3,464	Repay Holdings Corp., Class A Shares*	11,500
664	Sezzle Inc.*	41,002
2,842	Shift4 Payments Inc., Class A Shares*	209,683
10,862	StoneCo Ltd., Class A Shares*	183,025
6,705	UWM Holdings Corp.	39,224
342	Velocity Financial Inc.*	6,611
4,228	Voya Financial Inc.	297,228
14,125	Walker & Dunlop Inc.	913,040
713	Waterstone Financial Inc.	11,166
12,906	Western Union Co. (The)	113,444
1,514	WEX Inc.*	224,617

	Total Financial Services	9,867,528

Insurance - 2.5%
930	American Coastal Insurance Corp.	11,114
14,367	American Financial Group Inc.	1,978,623
872	AMERISAFE Inc.	35,578
989	Aspen Insurance Holdings Ltd., Class A Shares*	36,642
2,244	Assurant Inc.	511,991
2,151	Assured Guaranty Ltd.	194,752
3,738	Axis Capital Holdings Ltd.	382,173
3,242	Baldwin Insurance Group Inc. (The), Class A Shares*	92,429
619	Bowhead Specialty Holdings Inc.*	17,239
2,697	Brighthouse Financial Inc.*	176,788

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Insurance - 2.5% - (continued)
5,083	CNO Financial Group Inc.	$208,047
1,901	Crawford & Co., Class A Shares	21,253
1,238	Donegal Group Inc., Class A Shares	24,921
1,077	Employers Holdings Inc.	42,918
1,839	Everest Group Ltd.	577,979
1,268	F&G Annuities & Life Inc.	40,969
2,591	Fidelis Insurance Holdings Ltd.	49,333
4,298	First American Financial Corp.	282,637
17,866	Genworth Financial Inc., Class A Shares*	155,077
3,827	Globe Life Inc.	515,612
1,111	Goosehead Insurance Inc., Class A Shares	79,492
2,130	Greenlight Capital Re Ltd., Class A Shares*	28,137
2,042	Hamilton Insurance Group Ltd., Class B Shares*	55,706
11,504	Hanover Insurance Group Inc. (The)	2,134,567
495	HCI Group Inc.	87,986
1,264	Heritage Insurance Holdings Inc.*	36,719
1,039	Hippo Holdings Inc.*	34,058
1,798	Horace Mann Educators Corp.	82,312
61	Investors Title Co.	17,014
1,534	James River Group Holdings Inc.	9,035
2,897	Kemper Corp.	117,966
161	Kestrel Group Ltd.*	2,397
681	Kingsway Financial Services Inc.*	8,853
981	Kinsale Capital Group Inc.	377,587
2,564	Lemonade Inc.*	200,300
6,224	Lincoln National Corp.	256,055
1,651	MBIA Inc.*	12,465
1,181	Mercury General Corp.	109,975
380	NI Holdings Inc.*	5,160
1,747	Octave Specialty Group Inc.*	15,706
10,602	Old Republic International Corp.	488,752
8,562	Oscar Health Inc., Class A Shares*	153,859
20,669	Palomar Holdings Inc.*	2,567,297
8,004	Primerica Inc.	2,059,589
2,037	ProAssurance Corp.*	49,051
2,920	Reinsurance Group of America Inc., Class A Shares	554,420
2,037	RenaissanceRe Holdings Ltd.	532,003
3,681	RLI Corp.	226,971
502	Root Inc., Class A Shares*	40,607
4,765	Ryan Specialty Holdings Inc., Class A Shares	276,704
673	Safety Insurance Group Inc.	51,161
2,708	Selective Insurance Group Inc.	212,741
9,663	Selectquote Inc.*	14,011
2,721	SiriusPoint Ltd.*	56,597
1,595	Skyward Specialty Insurance Group Inc.*	78,091
1,335	Stewart Information Services Corp.	102,301
1,016	Tiptree Inc.	19,081
1,782	Trupanion Inc.*	62,887
790	United Fire Group Inc.	28,875
1,277	Universal Insurance Holdings Inc.	42,307
7,818	Unum Group	593,934
112	White Mountains Insurance Group Ltd.	226,716

	Total Insurance	17,465,520

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
4,100	Adamas Trust Inc.	31,242
958	AG Mortgage Investment Trust Inc.	7,836
46,782	AGNC Investment Corp.	490,743
560	Angel Oak Mortgage REIT Inc.	4,928
28,279	Annaly Capital Management Inc.	644,761
6,248	Apollo Commercial Real Estate Finance Inc.	63,292

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
FINANCIALS - 13.7% - (continued)
Mortgage Real Estate Investment Trusts (REITs) - 0.4% - (continued)
5,912	Arbor Realty Trust Inc.	$52,676
1,995	Ares Commercial Real Estate Corp.	10,573
4,447	ARMOUR Residential REIT Inc.	77,911
6,931	Blackstone Mortgage Trust Inc., Class A Shares	134,947
7,148	BrightSpire Capital Inc., Class A Shares	40,100
619	Chicago Atlantic Real Estate Finance Inc.	7,898
3,594	Chimera Investment Corp.	45,967
3,170	Claros Mortgage Trust Inc.*	10,556
5,129	Dynex Capital Inc.	71,857
3,649	Ellington Financial Inc.	49,991
3,528	Franklin BSP Realty Trust Inc.	36,762
3,910	Invesco Mortgage Capital Inc.	32,062
2,073	KKR Real Estate Finance Trust Inc.	17,600
5,133	Ladder Capital Corp., Class A Shares	56,720
4,624	MFA Financial Inc.	44,483
287	Nexpoint Real Estate Finance Inc.	4,156
5,424	Orchid Island Capital Inc.	39,216
3,855	PennyMac Mortgage Investment Trust	49,498
6,373	Ready Capital Corp.	16,124
7,680	Redwood Trust Inc.	42,317
22,785	Rithm Capital Corp.	261,800
763	Seven Hills Realty Trust	6,684
15,479	Starwood Property Trust Inc.	283,885
3,289	TPG RE Finance Trust Inc.	29,897
4,906	Two Harbors Investment Corp.	49,747

	Total Mortgage Real Estate Investment Trusts (REITs)	2,716,229

	TOTAL FINANCIALS	94,584,674

HEALTH CARE - 14.6%
Biotechnology - 6.2%
1,849	4D Molecular Therapeutics Inc.*	21,559
14,250	Abivax SA, ADR*	1,778,827
5,356	ACADIA Pharmaceuticals Inc.*	134,114
2,666	ADC Therapeutics SA*	11,464
117,266	ADMA Biologics Inc.*	2,249,162
870	Aduro Biotech Holdings Europe BV*(b)(e)	444
2,454	Agios Pharmaceuticals Inc.*	71,657
12,413	Akebia Therapeutics Inc.*	19,613
3,155	Akero Therapeutics Inc.*	171,506
2,197	Aldeyra Therapeutics Inc.*	12,040
2,467	Alector Inc.*	3,281
7,053	Alkermes PLC*	208,628
5,063	Allogene Therapeutics Inc.*	7,392
2,654	Altimmune Inc.*	13,960
12,243	Amicus Therapeutics Inc.*	121,573
898	AnaptysBio Inc.*	37,402
3,701	Anavex Life Sciences Corp.*	14,175
530	Anika Therapeutics Inc.*	5,236
3,983	Annexon Inc.*	17,923
4,700	Apellis Pharmaceuticals Inc.*	100,110
1,509	Apogee Therapeutics Inc.*	108,603
5,603	Arbutus Biopharma Corp.*	24,709
1,601	Arcellx Inc.*	116,409
772	Arcturus Therapeutics Holdings Inc.*	5,242
3,608	Arcus Biosciences Inc.*	94,169
4,665	Arcutis Biotherapeutics Inc.*	142,982
10,244	Ardelyx Inc.*	59,415
1,107	ArriVent Biopharma Inc.*	25,395
5,214	Arrowhead Pharmaceuticals Inc.*	274,778
2,715	ARS Pharmaceuticals Inc.*	25,901
36,702	Ascendis Pharma AS, ADR*	7,792,936

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Biotechnology - 6.2% - (continued)
1,743	Astria Therapeutics Inc.*	$22,049
4,788	aTyr Pharma Inc.*	3,737
1,893	Aura Biosciences Inc.*	12,494
5,137	Aurinia Pharmaceuticals Inc.*	82,808
18,360	Avidity Biosciences Inc.*	1,316,412
894	Avita Medical Inc.*	3,308
3,978	Beam Therapeutics Inc.*	100,763
1,663	Bicara Therapeutics Inc.*	30,865
66,424	Bicycle Therapeutics PLC, ADR*	496,852
9,033	BioCryst Pharmaceuticals Inc.*	64,857
4,503	Biohaven Ltd.*	45,165
7,022	Bridgebio Pharma Inc.*	505,654
820	Candel Therapeutics Inc.*	3,911
1,420	Capricor Therapeutics Inc.*(a)	7,597
1,647	Cardiff Oncology Inc.*	3,755
2,288	CareDx Inc.*	40,887
1,170	Caris Life Sciences Inc.*	29,870
5,491	Catalyst Pharmaceuticals Inc.*	128,544
1,284	Celcuity Inc.*	129,864
2,808	Celldex Therapeutics Inc.*	75,872
2,454	CG oncology Inc.*	110,037
731	Cidara Therapeutics Inc.*	160,732
5,395	Cogent Biosciences Inc.*	216,987
4,788	Coherus Oncology Inc.*	6,512
3,100	Compass Therapeutics Inc.*	17,980
1,253	Contra Inhibrx Inc.*(b)(e)	2,055
3,760	CRISPR Therapeutics AG*	201,047
1,892	Cullinan Therapeutics Inc.*	21,512
5,159	Cytokinetics Inc.*	351,483
4,806	Day One Biopharmaceuticals Inc.*	45,609
6,386	Denali Therapeutics Inc.*	124,335
1,220	Design Therapeutics Inc.*	11,456
884	Dianthus Therapeutics Inc.*	38,878
1,064	Discount Medicine Inc., Class A Shares*	99,335
5,433	Dynavax Technologies Corp.*	61,773
4,967	Dyne Therapeutics Inc.*	108,777
3,076	Editas Medicine Inc.*	7,413
2,996	Emergent BioSolutions Inc.*	33,465
712	Enanta Pharmaceuticals Inc.*	10,053
930	Entrada Therapeutics Inc.*	9,551
6,356	Erasca Inc.*	20,149
8,230	Exact Sciences Corp.*	833,617
11,579	Exelixis Inc.*	511,444
4,506	Fate Therapeutics Inc.*	5,137
629	Fennec Pharmaceuticals Inc.*	5,151
784	Foghorn Therapeutics Inc.*	3,724
24,594	Geron Corp.*	29,021
7,614	Gossamer Bio Inc.*	25,431
1,424	GRAIL Inc.*	157,195
420	Greenwich Lifesciences Inc.*	3,667
5,412	Halozyme Therapeutics Inc.*	386,417
4,418	Heron Therapeutics Inc.*	5,125
3,532	Humacyte Inc.*	4,768
3,879	Ideaya Biosciences Inc.*	138,170
12,180	ImmunityBio Inc.*	28,745
2,771	Immunome Inc.*	51,042
3,925	Immunovant Inc.*	94,789
483	Inhibrx Biosciences Inc.*	40,630
8,219	Insmed Inc.*	1,707,662
4,533	Intellia Therapeutics Inc.*	40,752

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Biotechnology - 6.2% - (continued)
6,893	Ionis Pharmaceuticals Inc.*	$570,258
12,703	Iovance Biotherapeutics Inc.*	31,376
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	18,452
1,839	Jade Biosciences Inc.	23,576
1,925	Janux Therapeutics Inc.*	65,623
1,371	KalVista Pharmaceuticals Inc.*	19,838
1,260	Keros Therapeutics Inc.*	22,025
1,361	Kodiak Sciences Inc.*	31,276
230	Korro Bio Inc.*	1,311
1,103	Krystal Biotech Inc.*	240,454
2,800	Kura Oncology Inc.*	33,992
2,229	Kymera Therapeutics Inc.*	151,305
1,886	Larimar Therapeutics Inc.*	6,676
47,052	Legend Biotech Corp., ADR*	1,303,811
1,199	Lexeo Therapeutics Inc.*	11,822
819	Madrigal Pharmaceuticals Inc.*	488,927
14,163	MannKind Corp.*	75,772
1,516	MeiraGTx Holdings PLC*	12,583
20,658	Merus NV*	1,986,060
5,419	MiMedx Group Inc.*	37,283
1,819	Mineralys Therapeutics Inc.*	78,435
1,806	Mirum Pharmaceuticals Inc.*	131,928
1,545	Monte Rosa Therapeutics Inc.*	24,983
3,344	Myriad Genetics Inc.*	25,515
4,253	Neurocrine Biosciences Inc.*	647,136
386	Neurogene Inc.*	8,137
2,097	Nkarta Inc.*	3,963
7,011	Novavax Inc.*	49,428
3,388	Nurix Therapeutics Inc.*	59,900
2,046	Nuvalent Inc., Class A Shares*	223,730
2,500	Olema Pharmaceuticals Inc.*	70,800
19	Oncternal Therapeutics Inc.*(b)(e)	–
2,782	Organogenesis Holdings Inc., Class A Shares*	14,411
2,472	ORIC Pharmaceuticals Inc.*	29,367
1,250	Oruka Therapeutics Inc.*	37,625
246	Palvella Therapeutics Inc.*	25,286
2,248	Perspective Therapeutics Inc.*	5,283
850	Praxis Precision Medicines Inc.*	166,991
7,302	Precigen Inc.*	27,967
2,474	Prime Medicine Inc.*	9,451
2,523	Protagonist Therapeutics Inc.*	227,070
1,505	Prothena Corp. PLC*	16,179
3,385	PTC Therapeutics Inc.*	291,076
2,183	Puma Biotechnology Inc.*	11,024
15,795	Recursion Pharmaceuticals Inc., Class A Shares*	73,131
1,711	REGENXBIO Inc.*	22,910
4,704	Relay Therapeutics Inc.*	37,256
2,834	Replimune Group Inc.*	28,340
42,345	Revolution Medicines Inc.*	3,292,747
2,639	Rezolute Inc.*	25,651
17,177	Rhythm Pharmaceuticals Inc.*	1,873,839
719	Rigel Pharmaceuticals Inc.*	36,302
3,318	Rocket Pharmaceuticals Inc.*	11,348
17,851	Roivant Sciences Ltd.*	371,479
4,931	Sana Biotechnology Inc.*	21,203
3,913	Sarepta Therapeutics Inc.*	83,503
4,448	Savara Inc.*	27,978
3,724	Scholar Rock Holding Corp.*	164,079
6,389	Soleno Therapeutics Inc.*	322,325
3,981	Solid Biosciences Inc.*	21,617

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Biotechnology - 6.2% - (continued)
2,539	Spyre Therapeutics Inc.*	$76,170
2,015	Stoke Therapeutics Inc.*	62,284
5,441	Summit Therapeutics Inc.*	97,339
3,718	Syndax Pharmaceuticals Inc.*	73,691
3,402	Tango Therapeutics Inc.*	37,116
10,484	Taysha Gene Therapies Inc.*	49,694
6,478	TG Therapeutics Inc.*	215,458
4,116	Travere Therapeutics Inc., Class Preferred Shares*	145,748
2,510	Twist Bioscience Corp.*	80,345
760	Tyra Biosciences Inc.*	17,146
4,154	Ultragenyx Pharmaceutical Inc.*	144,351
1,954	United Therapeutics Corp.*	949,644
1,458	Upstream Bio Inc.*	41,699
1,388	UroGen Pharma Ltd.*	39,988
2,203	Vanda Pharmaceuticals Inc.*	11,808
55,728	Vaxcyte Inc.*	2,764,666
2,020	Vera Therapeutics Inc., Class A Shares*	68,175
3,260	Veracyte Inc.*	154,328
1,389	Verastem Inc.*	14,779
2,124	Vericel Corp.*	85,491
5,015	Viking Therapeutics Inc.*	184,602
4,601	Vir Biotechnology Inc.*	29,538
3,337	Viridian Therapeutics Inc.*	106,651
1,953	Voyager Therapeutics Inc.*	7,988
2,574	Xencor Inc.*	44,582
21,001	Xenon Pharmaceuticals Inc.*	939,165
322	XOMA Royalty Corp.*	10,346
623	Zenas Biopharma Inc.*	24,191
2,037	Zymeworks Inc.*	54,408

	Total Biotechnology	42,770,699

Health Care Equipment & Supplies - 2.8%
137,843	Accuray Inc.*	148,870
5,555	Alphatec Holdings Inc.*	125,265
1,510	AngioDynamics Inc.*	18,724
1,753	Artivion Inc.*	81,795
24,272	AtriCure Inc.*	876,705
1,628	Avanos Medical Inc.*	19,113
1,622	AxoGen Inc.*	46,470
1,927	Beta Bionics Inc.*	60,392
1,374	Bioventus Inc., Class A Shares*	10,429
8,604	Butterfly Network Inc., Class A Shares*	26,672
1,376	Ceribell Inc.*	23,351
6,314	Cerus Corp.*	11,113
1,175	ClearPoint Neuro Inc.*	16,991
8,774	CONMED Corp.	380,967
605	CVRx Inc.*	5,935
22,626	CytoSorbents Corp.*	18,354
1,722	Delcath Systems Inc.*	16,703
8,965	DENTSPLY SIRONA Inc.	101,663
2,956	Embecta Corp.	37,704
2,437	Enovis Corp.*	73,768
82,124	Envista Holdings Corp.*	1,716,392
2,571	Glaukos Corp.*	273,272
24,411	Globus Medical Inc., Class A Shares*	2,222,377
37,132	Haemonetics Corp.*	3,020,688
1,121	ICU Medical Inc.*	166,401
990	Inogen Inc.*	7,009
1,304	Inspire Medical Systems Inc.*	162,231
15,951	Integer Holdings Corp.*	1,151,343
48,432	Integra LifeSciences Holdings Corp.*	635,428

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Health Care Equipment & Supplies - 2.8% - (continued)
370	iRadimed Corp.	$34,491
10,548	iRhythm Technologies Inc.*	1,983,129
3,039	Lantheus Holdings Inc.*	178,906
853	LeMaitre Vascular Inc.	70,756
2,458	LivaNova PLC*	156,845
17,629	Masimo Corp.*	2,510,898
2,529	Merit Medical Systems Inc.*	218,986
35,957	Neogen Corp.*	215,023
507	NeuroPace Inc.*	8,295
4,752	Novocure Ltd.*	60,873
1,891	Omnicell Inc.*	69,040
93,324	OraSure Technologies Inc.*	222,111
1,312	Orthofix Medical Inc.*	21,110
682	OrthoPediatrics Corp.*	12,610
1,008	Outset Medical Inc.*	4,596
1,651	Penumbra Inc.*	484,024
2,413	PROCEPT BioRobotics Corp.*	76,444
793	Pulse Biosciences Inc.*	10,856
22,965	QuidelOrtho Corp.*	628,093
1,838	RxSight Inc.*	20,990
143	Sanara Medtech Inc.*	2,992
362	Semler Scientific Inc.*	7,863
1,976	SI-BONE Inc.*	38,453
1,632	Sight Sciences Inc.*	13,644
2,279	STAAR Surgical Co.*	60,485
1,944	Stereotaxis Inc.*	4,782
906	Tactile Systems Technology Inc.*	23,293
2,843	Tandem Diabetes Care Inc.*	59,731
1,959	Teleflex Inc.	224,149
1,471	TransMedics Group Inc.*	215,222
1,716	Treace Medical Concepts Inc.*	5,114
308	UFP Technologies Inc.*	69,821
72	Utah Medical Products Inc.	4,057
38,259	Varex Imaging Corp.*	442,657

	Total Health Care Equipment & Supplies	19,616,464

Health Care Providers & Services - 3.1%
36,288	Acadia Healthcare Co., Inc.*	624,154
4,424	AdaptHealth Corp., Class A Shares*	42,736
834	Addus HomeCare Corp.*	100,247
12,962	agilon health Inc.*	8,440
6,949	Alignment Healthcare Inc.*	133,490
1,780	AMN Healthcare Services Inc.*	29,637
1,054	Ardent Health Inc.*	9,254
1,839	Astrana Health Inc.*	42,371
2,000	Aveanna Healthcare Holdings Inc.*	18,680
4,661	BrightSpring Health Services Inc.*	168,542
10,830	Brookdale Senior Living Inc.*	120,538
1,005	Castle Biosciences Inc.*	40,150
631	Chemed Corp.	277,129
17,895	Clover Health Investments Corp., Class A Shares*	44,559
5,286	Community Health Systems Inc.*	18,290
5,024	Concentra Group Holdings Parent Inc.	103,293
1,311	CorVel Corp.*	95,939
1,226	Cross Country Healthcare Inc.*	12,579
1,684	DaVita Inc.*	201,541
3,686	DocGo Inc.*	3,797
16,931	Encompass Health Corp.	1,967,721
2,014	Enhabit Inc.*	18,005
2,458	Ensign Group Inc. (The)	456,057
726	Fulgent Genetics Inc.*	21,475

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Health Care Providers & Services - 3.1% - (continued)
17,957	GeneDx Holdings Corp., Class A Shares*	$2,997,921
21,138	Guardant Health Inc.*	2,291,782
860	Guardian Pharmacy Services Inc., Class A Shares*	25,181
32,110	HealthEquity Inc.*	3,377,330
4,661	Henry Schein Inc.*	347,571
8,261	Hims & Hers Health Inc.*	328,457
1,243	Innovage Holding Corp.*	6,563
424	Joint Corp. (The)*	3,570
6,022	LifeStance Health Group Inc.*	39,143
2,009	Nano-X Imaging Ltd.*	9,000
550	National HealthCare Corp.	74,959
496	National Research Corp.	8,427
5,513	NeoGenomics Inc.*	66,707
183	Nutex Health Inc.*	21,065
24,461	OPKO Health Inc.*	33,267
49,604	Option Care Health Inc.*	1,542,684
2,933	Owens & Minor Inc.*	7,978
1,605	PACS Group Inc.*	53,623
3,715	Pediatrix Medical Group Inc.*	89,494
1,488	Pennant Group Inc. (The)*	41,218
5,534	Privia Health Group Inc.*	134,864
3,324	Progyny Inc.*	87,654
17,852	RadNet Inc.*	1,477,967
4,537	Select Medical Holdings Corp.	70,278
183	Sonida Senior Living Inc.*	5,929
2,589	Strata Critical Medical Inc.*	11,236
3,238	Surgery Partners Inc.*	55,273
4,583	Talkspace Inc.*	15,490
13,593	Tenet Healthcare Corp.*	2,947,506
2,377	Universal Health Services Inc., Class B Shares	579,108
657	US Physical Therapy Inc.	48,519
1,122	Viemed Healthcare Inc.*	7,753

	Total Health Care Providers & Services	21,366,141

Health Care Technology - 0.1%
5,075	Certara Inc.*	46,487
409	Claritev Corp., Class A Shares*	22,115
2,148	Definitive Healthcare Corp., Class A Shares*	6,100
5,857	Doximity Inc., Class A Shares*	301,284
4,973	Evolent Health Inc., Class A Shares*	20,887
2,001	Health Catalyst Inc.*	5,983
1,106	HealthStream Inc.	27,816
1,315	LifeMD Inc.*	5,036
765	OptimizeRx Corp.*	11,682
2,350	Phreesia Inc.*	48,151
2,367	Schrodinger Inc.*	41,565
763	Simulations Plus Inc.*	12,971
7,241	Teladoc Health Inc.*	54,959
4,881	Waystar Holding Corp.*	180,158

	Total Health Care Technology	785,194

Life Sciences Tools & Services - 1.5%
4,801	10X Genomics Inc., Class A Shares*	90,307
7,177	Adaptive Biotechnologies Corp.*	141,100
29,552	Avantor Inc.*	346,645
1,860	Azenta Inc.*	66,142
1,699	BioLife Solutions Inc.*	45,023
5,418	Bio-Rad Laboratories Inc., Class A Shares*	1,760,091
33,892	Bio-Techne Corp.	2,186,373
4,611	Bruker Corp.	225,063
6,462	Charles River Laboratories International Inc.*	1,151,141
2,694	Codexis Inc.*	4,661

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Life Sciences Tools & Services - 1.5% - (continued)
1,543	CryoPort Inc.*	$14,844
4,520	Cytek Biosciences Inc.*	25,538
3,388	Fortrea Holdings Inc.*	43,061
2,193	Ginkgo Bioworks Holdings Inc.*	20,351
9,242	ICON PLC, ADR*	1,709,770
789	Lifecore Biomedical Inc.*	6,233
4,400	Maravai LifeSciences Holdings Inc., Class A Shares*	15,928
3,837	MaxCyte Inc.*	6,753
984	Medpace Holdings Inc.*	582,981
208	Mesa Laboratories Inc.	16,682
2,063	Niagen Bioscience Inc.*	13,966
2,956	OmniAb Inc.*	5,350
234	OmniAb Inc., Class CR3 Shares*(e)	–
234	OmniAb Inc., Class CR4 Shares*(e)	–
10,144	Pacific Biosciences of California Inc.*	23,534
2,210	Personalis Inc.*	23,713
9,446	QIAGEN NV	451,046
1,361	Quanterix Corp.*	9,881
4,548	Quantum-Si Inc.*	6,413
2,377	Repligen Corp.*	406,514
7,433	Sotera Health Co.*	129,929
146,312	Standard BioTools Inc.*	219,468
3,633	Tempus AI Inc., Class A Shares*	283,120

	Total Life Sciences Tools & Services	10,031,621

Pharmaceuticals - 0.9%
2,077	Alumis Inc.*	15,931
97,641	Amneal Pharmaceuticals Inc.*	1,222,465
1,780	Amphastar Pharmaceuticals Inc.*	49,306
3,156	Amylyx Pharmaceuticals Inc.*	47,277
780	ANI Pharmaceuticals Inc.*	66,183
2,797	Aquestive Therapeutics Inc.*	17,313
2,409	Arvinas Inc.*	30,317
3,220	Atea Pharmaceuticals Inc.*	9,982
3,913	Avadel Pharmaceuticals PLC, ADR*	84,090
1,811	Axsome Therapeutics Inc.*	274,367
1,493	Collegium Pharmaceutical Inc.*	69,693
4,115	Corcept Therapeutics Inc.*	326,731
2,788	CorMedix Inc.*	27,350
4,067	Crinetics Pharmaceuticals Inc.*	185,293
3,359	Edgewise Therapeutics Inc.*	87,468
21,753	Elanco Animal Health Inc.*	506,192
1,733	Enliven Therapeutics Inc.*	37,433
6,941	Esperion Therapeutics Inc.*	27,833
1,548	Eton Pharmaceuticals Inc.*	25,000
2,092	Evolus Inc.*	14,979
2,520	EyePoint Pharmaceuticals Inc.*	37,372
2,335	Fulcrum Therapeutics Inc.*	25,545
1,834	Harmony Biosciences Holdings Inc.*	64,722
1,464	Harrow Inc.*	61,166
5,465	Indivior PLC*	183,624
2,707	Innoviva Inc.*	58,823
2,556	Jazz Pharmaceuticals PLC*	451,211
730	LENZ Therapeutics Inc.*	22,280
884	Ligand Pharmaceuticals Inc.*	179,611
2,788	Liquidia Corp.*	90,972
697	Maze Therapeutics Inc.*	26,312
447	MBX Biosciences Inc.*	15,417
442	MediWound Ltd.*	7,921
3,086	Mind Medicine MindMed Inc.*	39,038
14,062	Nuvation Bio Inc.*	112,918

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
HEALTH CARE - 14.6% - (continued)
Pharmaceuticals - 0.9% - (continued)
6,870	Ocular Therapeutix Inc.*	$83,471
2,109	Omeros Corp.*	20,436
11,469	Organon & Co.	88,426
2,002	Pacira BioSciences Inc.*	47,187
5,944	Perrigo Co. PLC	79,352
1,403	Phathom Pharmaceuticals Inc.*	21,915
789	Phibro Animal Health Corp., Class A Shares	33,043
2,139	Prestige Consumer Healthcare Inc.*	127,378
1,078	Rapport Therapeutics Inc.*	32,027
717	Septerna Inc.*	20,807
1,907	SIGA Technologies Inc.	11,556
2,481	Supernus Pharmaceuticals Inc.*	113,109
1,674	Tarsus Pharmaceuticals Inc.*	133,853
2,404	Terns Pharmaceuticals Inc.*	67,576
1,412	Theravance Biopharma Inc.*	28,664
866	Third Harmonic Bio Inc.*(e)	4,659
3,255	Trevi Therapeutics Inc.*	42,934
51,983	Viatris Inc.	555,698
4,719	WaVe Life Sciences Ltd.*	36,620
6,967	Xeris Biopharma Holdings Inc.*	50,023
2,080	Zevra Therapeutics Inc.*	17,534

	Total Pharmaceuticals	6,118,403

Pharmaceuticals, Biotechnology & Life Sciences - 0.0%@
1,045	AstraZeneca PLC*(b)(e)	324
2,089	Novartis AG*(b)(e)	355

	Total Pharmaceuticals, Biotechnology & Life Sciences	679

	TOTAL HEALTH CARE	100,689,201

INDUSTRIALS - 21.7%
Aerospace & Defense - 2.2%
1,624	AAR Corp.*	135,133
1,397	Aerovironment Inc.*	390,406
1,142	AerSale Corp.*	7,389
24,469	Archer Aviation Inc., Class A Shares*	190,613
1,333	Astronics Corp.*	72,742
6,154	ATI Inc.*	620,323
4,012	BWX Technologies Inc.	717,667
693	Byrna Technologies Inc.*	12,647
1,167	Cadre Holdings Inc.	49,808
2,121	Carpenter Technology Corp.	675,623
1,662	Curtiss-Wright Corp.	937,850
613	Ducommun Inc.*	56,206
1,989	Eve Holding Inc.*	7,837
23,918	Hexcel Corp.	1,823,269
1,698	Huntington Ingalls Industries Inc.	532,527
5,351	Intuitive Machines Inc., Class A Shares*	50,834
20,495	Karman Holdings Inc.*	1,373,780
25,064	Kratos Defense & Security Solutions Inc.*	1,907,370
3,240	Leonardo DRS Inc.	110,711
1,857	Loar Holdings Inc.*	127,112
27,415	Mercury Systems Inc.*	1,916,034
1,241	Moog Inc., Class A Shares	285,033
266	National Presto Industries Inc.	24,964
809	Park Aerospace Corp.	15,686
1,742	Redwire Corp.*	9,598
18,242	Rocket Lab Corp.*	768,718
5,186	Spirit AeroSystems Holdings Inc., Class A Shares*	190,482
6,439	StandardAero Inc.*	168,187
7,767	Textron Inc.	645,904
881	V2X Inc.*	48,323
874	VSE Corp.	157,486

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Aerospace & Defense - 2.2% - (continued)
2,602	Woodward Inc.	$780,678

	Total Aerospace & Defense	14,810,940

Air Freight & Logistics - 0.6%
16,216	CH Robinson Worldwide Inc.	2,576,236
941	Forward Air Corp.*	21,614
33,770	GXO Logistics Inc.*	1,713,490
2,856	Hub Group Inc., Class A Shares	110,156
1,467	Radiant Logistics Inc.*	9,154

	Total Air Freight & Logistics	4,430,650

Building Products - 1.4%
2,962	AAON Inc.	276,888
3,111	Advanced Drainage Systems Inc.	474,054
3,755	Allegion PLC	623,443
582	American Woodmark Corp.*	32,086
4,921	AO Smith Corp.	324,688
989	Apogee Enterprises Inc.	36,009
1,912	Armstrong World Industries Inc.	362,783
1,323	AZZ Inc.	139,471
733	CSW Industrials Inc.	199,281
5,258	Fortune Brands Innovations Inc.	271,470
18,617	Gibraltar Industries Inc.*	930,105
1,696	Griffon Corp.	127,200
9,139	Hayward Holdings Inc.*	150,337
902	Insteel Industries Inc.	27,583
5,582	Janus International Group Inc.*	34,664
3,402	JELD-WEN Holding Inc.*	9,083
5,199	Masterbrand Inc.*	57,657
2,287	Modine Manufacturing Co.*	370,791
3,692	Owens Corning	418,082
2,313	Quanex Building Products Corp.	29,976
112,393	Resideo Technologies Inc.*	3,707,845
1,850	Simpson Manufacturing Co., Inc.	309,653
1,037	Tecnoglass Inc.	51,622
4,657	Trex Co., Inc.*	162,902
2,632	UFP Industries Inc.	244,750
6,719	Zurn Elkay Water Solutions Corp.	320,496

	Total Building Products	9,692,919

Commercial Services & Supplies - 1.7%
2,796	ABM Industries Inc.	120,228
3,556	ACCO Brands Corp.	12,233
7,953	ACV Auctions Inc., Class A Shares*	62,431
3,493	BrightView Holdings Inc.*	44,082
1,812	Brink’s Co. (The)	203,542
28,547	Casella Waste Systems Inc., Class A Shares*	2,751,645
677	Cimpress PLC*	46,611
6,193	Clean Harbors Inc.*	1,409,279
4,902	CoreCivic Inc.*	88,481
1,777	Deluxe Corp.	36,109
939	Ennis Inc.	16,376
159,531	Enviri Corp.*	2,925,799
6,145	GEO Group Inc. (The)*	96,845
3,446	Healthcare Services Group Inc.*	64,716
2,098	HNI Corp.	87,109
2,521	Interface Inc., Class A Shares	70,361
1,006	Liquidity Services Inc.*	30,220
3,079	MillerKnoll Inc.	48,741
1,202	Montrose Environmental Group Inc.*	30,831
1,612	MSA Safety Inc.	260,016
94,053	OPENLANE Inc.*	2,392,708
698	Perma-Fix Environmental Services Inc.*	8,565

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Commercial Services & Supplies - 1.7% - (continued)
4,576	Pitney Bowes Inc.	$45,119
1,177	Quad/Graphics Inc.	6,756
3,718	Steelcase Inc., Class A Shares	60,566
11,507	Tetra Tech Inc.	399,753
644	UniFirst Corp.	111,122
5,470	Vestis Corp.	35,446
459	Virco Mfg. Corp.	3,231

	Total Commercial Services & Supplies	11,468,921

Construction & Engineering - 3.6%
5,791	AECOM	597,226
1,214	Ameresco Inc., Class A Shares*	42,138
52,210	API Group Corp.*	2,065,428
21,336	Arcosa Inc.	2,273,137
570	Argan Inc.	225,264
487	Bowman Consulting Group Ltd.*	17,620
3,176	Centuri Holdings Inc.*	71,428
7,330	Comfort Systems USA Inc.	7,160,970
834	Concrete Pumping Holdings Inc.	5,246
2,056	Construction Partners Inc., Class A Shares*	224,104
1,232	Dycom Industries Inc.*	445,405
1,941	EMCOR Group Inc.	1,193,851
2,227	Everus Construction Group Inc.*	204,795
34,781	Fluor Corp.*	1,493,148
1,927	Granite Construction Inc.	207,210
3,339	Great Lakes Dredge & Dock Corp.*	42,639
382	IES Holdings Inc.*	159,894
45,520	Legence Corp., Class A Shares*	2,093,010
469	Limbach Holdings Inc.*	33,182
2,766	MasTec Inc.*	591,592
966	Matrix Service Co.*	11,293
679	MYR Group Inc.*	152,313
345	NWPX Infrastructure Inc.*	20,224
2,083	Orion Group Holdings Inc.*	20,830
22,824	Primoris Services Corp.	2,888,605
1,319	Sterling Infrastructure Inc.*	454,145
1,932	Tutor Perini Corp.*	132,439
883	Valmont Industries Inc.	364,652
66,902	WillScot Holdings Corp.	1,321,314

	Total Construction & Engineering	24,513,102

Electrical Equipment - 2.3%
1,363	Acuity Inc.	499,430
552	Allient Inc.	29,731
1,893	American Superconductor Corp.*	58,853
4,343	Amprius Technologies Inc.*	49,163
6,896	Array Technologies Inc.*	51,789
1,513	Atkore Inc.	101,295
154,657	Babcock & Wilcox Enterprises Inc.*	966,606
35,800	Bloom Energy Corp., Class A Shares*	3,910,792
1,696	EnerSys	242,714
7,433	Enovix Corp.*	57,903
11,233	Eos Energy Enterprises Inc.*	169,057
3,495	Fluence Energy Inc., Class A Shares*	68,642
2,581	Generac Holdings Inc.*	391,357
5,642	Hyliion Holdings Corp.*	10,607
1,058	LSI Industries Inc.	19,351
1,388	NANO Nuclear Energy Inc.*(a)	45,388
3,716	Net Power Inc.*	10,776
38,082	Nextpower Inc., Class A Shares*	3,489,073
5,595	NuScale Power Corp.*	111,900
7,190	nVent Electric PLC	771,271

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Electrical Equipment - 2.3% - (continued)
48,866	Plug Power Inc.*	$98,221
405	Powell Industries Inc.	130,904
332	Power Solutions International Inc.*	17,955
90	Preformed Line Products Co.	18,472
26,980	Regal Rexnord Corp.	3,938,810
6,680	Sensata Technologies Holding PLC	214,228
6,364	Shoals Technologies Group Inc., Class A Shares*	53,394
9,262	Sunrun Inc.*	187,555
4,089	T1 Energy Inc.*	16,847
1,536	Thermon Group Holdings Inc.*	53,914
997	Vicor Corp.*	89,082

	Total Electrical Equipment	15,875,080

Ground Transportation - 1.0%
17,956	ArcBest Corp.	1,152,237
754	Avis Budget Group Inc.*	102,454
3,808	FTAI Infrastructure Inc.	16,298
6,024	Hertz Global Holdings Inc.*	31,566
39,553	Knight-Swift Transportation Holdings Inc., Class A Shares	1,811,527
1,517	Landstar System Inc.	198,484
17,493	Lyft Inc., Class A Shares*	367,878
2,604	Marten Transport Ltd.	26,691
511	Proficient Auto Logistics Inc.*	4,170
7,059	RXO Inc.*	93,320
1,720	Ryder System Inc.	297,921
7,222	Saia Inc.*	2,033,426
2,157	Schneider National Inc., Class B Shares	48,770
4,662	U-Haul Holding Co.	224,289
242	U-Haul Holding Co.*	12,741
261	Universal Logistics Holdings Inc.	3,920
2,582	Werner Enterprises Inc.	65,996
5,050	XPO Inc.*	717,403

	Total Ground Transportation	7,209,091

Industrial Conglomerates - 0.0%@
1,332	Brookfield Business Corp., Class A Shares	46,434

Machinery - 3.7%
4,809	3D Systems Corp.*	10,003
1,362	Aebi Schmidt Holding AG	16,221
2,739	AGCO Corp.	290,224
460	Alamo Group Inc.	73,770
8,884	Albany International Corp., Class A Shares	423,589
3,641	Allison Transmission Holdings Inc.	322,811
1,055	Astec Industries Inc.	46,694
3,595	Atmus Filtration Technologies Inc.	181,943
1,420	Blue Bird Corp.*	74,152
1,131	CECO Environmental Corp.*	58,982
1,987	Chart Industries Inc.*	405,249
92,472	CNH Industrial NV	872,011
1,561	Columbus McKinnon Corp.	25,663
2,161	Crane Co.	396,003
5,135	Donaldson Co., Inc.	461,636
1,132	Douglas Dynamics Inc.	36,575
273	Eastern Co. (The)	5,324
2,593	Energy Recovery Inc.*	37,469
2,426	Enerpac Tool Group Corp., Class A Shares	91,873
973	Enpro Inc.	216,833
2,545	Esab Corp.	285,651
1,150	ESCO Technologies Inc.	244,847
2,631	Federal Signal Corp.	299,934
5,674	Flowserve Corp.	404,840
1,818	Franklin Electric Co., Inc.	172,983

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Machinery - 3.7% - (continued)
11,482	Gates Industrial Corp. PLC*	$261,330
401	Gencor Industries Inc.*	5,377
917	Gorman-Rupp Co. (The)	42,631
7,237	Graco Inc.	596,618
421	Graham Corp.*	24,208
1,467	Greenbrier Cos., Inc. (The)	65,252
17,076	Helios Technologies Inc.	921,933
3,074	Hillenbrand Inc.	97,876
8,182	Hillman Solutions Corp.*	71,593
635	Hyster-Yale Inc.	18,466
20,139	ITT Inc.	3,708,798
11,953	JBT Marel Corp.	1,679,755
505	Kadant Inc.	140,451
3,688	Kennametal Inc.	102,084
327	LB Foster Co., Class A Shares*	8,822
2,383	Lincoln Electric Holdings Inc.	570,562
453	Lindsay Corp.	52,063
1,171	Luxfer Holdings PLC, ADR	14,638
1,152	Manitowoc Co., Inc. (The)*	12,995
556	Mayville Engineering Co., Inc.*	9,446
10,071	Microvast Holdings Inc.*	35,450
2,189	Middleby Corp. (The)*	258,740
420	Miller Industries Inc.	16,271
4,731	Mueller Industries Inc.	519,795
6,661	Mueller Water Products Inc., Class A Shares	161,463
2,366	Nordson Corp.	562,304
108	Omega Flex Inc.	2,927
15,647	Oshkosh Corp.	2,005,632
333	Park-Ohio Holdings Corp.	7,130
21,272	Pentair PLC	2,238,665
1,146	Proto Labs Inc.*	58,240
1,368	RBC Bearings Inc.*	608,719
2,132	REV Group Inc.	113,572
2,238	Snap-on Inc.	761,032
6,366	SPX Technologies Inc.*	1,368,945
503	Standex International Corp.	123,315
6,785	Stanley Black & Decker Inc.	485,263
110,427	Stratasys Ltd.*	970,653
851	Tennant Co.	62,234
2,949	Terex Corp.	136,273
2,796	Timken Co. (The)	227,566
1,948	Titan International Inc.*	15,759
4,271	Toro Co. (The)	297,860
3,602	Trinity Industries Inc.	95,525
1,794	Wabash National Corp.	15,141
1,196	Watts Water Technologies Inc., Class A Shares	329,952
1,348	Worthington Enterprises Inc.	73,951

	Total Machinery	25,412,555

Marine Transportation - 0.5%
328	Costamare Bulkers Holdings Ltd.*	5,402
1,644	Costamare Inc.	25,104
1,923	Genco Shipping & Trading Ltd.	36,383
1,059	Himalaya Shipping Ltd.*	9,520
17,048	Kirby Corp.*	1,935,289
1,421	Matson Inc.	154,861
1,037	Pangaea Logistics Solutions Ltd.	7,280
2,124	Safe Bulkers Inc.	11,236
65,215	Star Bulk Carriers Corp.	1,297,778

	Total Marine Transportation	3,482,853

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Passenger Airlines - 0.2%
4,992	Alaska Air Group Inc.*	$213,957
743	Allegiant Travel Co.*	56,468
29,075	American Airlines Group Inc.*	408,504
16,161	JetBlue Airways Corp.*	73,856
20,191	Joby Aviation Inc.*	291,356
1,804	SkyWest Inc.*	183,142
2,695	Sun Country Airlines Holdings Inc.*	36,921

	Total Passenger Airlines	1,264,204

Professional Services - 1.9%
189,555	Alight Inc., Class A Shares	437,872
7,116	Amentum Holdings Inc.*	203,731
986	Asure Software Inc.*	7,888
1,114	Barrett Business Services Inc.	39,090
1,542	BlackSky Technology Inc., Class A Shares*	27,324
3,610	CACI International Inc., Class A Shares*	2,227,731
2,148	CBIZ Inc.*	104,608
17,951	Clarivate PLC*	67,496
2,001	Concentrix Corp.	72,456
304,376	Conduent Inc.*	590,489
293	CRA International Inc.	51,668
1,280	CSG Systems International Inc.	100,826
6,861	Dayforce Inc.*	474,095
6,828	ExlService Holdings Inc.*	271,277
2,202	Exponent Inc.	159,205
85,526	First Advantage Corp.*	1,187,101
386	Forrester Research Inc.*	2,775
392	Franklin Covey Co.*	6,162
1,353	FTI Consulting Inc.*	220,742
7,141	Genpact Ltd.	314,633
946	Heidrick & Struggles International Inc.	55,691
853	HireQuest Inc.	7,413
758	Huron Consulting Group Inc.*	124,774
603	IBEX Holdings Ltd.*	21,220
809	ICF International Inc.	63,134
1,237	Innodata Inc.*	71,090
1,550	Insperity Inc.	54,824
66,707	KBR Inc.	2,749,663
1,238	Kelly Services Inc., Class A Shares	10,696
823	Kforce Inc.	24,196
2,220	Korn Ferry	146,009
5,156	Legalzoom.com Inc.*	48,106
2,132	ManpowerGroup Inc.	61,316
2,486	Maximus Inc.	214,020
777	Mistras Group Inc.*	9,316
2,377	Parsons Corp.*	201,284
1,924	Paylocity Holding Corp.*	283,463
10,001	Planet Labs PBC*	119,012
152	Resolute Holdings Management Inc.*	27,001
1,137	Resources Connection Inc.	5,497
48,135	Robert Half Inc.	1,301,570
2,020	Science Applications International Corp.	174,144
793	Spire Global Inc.*	6,495
7,422	TIC Solutions Inc.*	72,142
1,258	TriNet Group Inc.	73,719
920	TrueBlue Inc.*	4,508
988	TTEC Holdings Inc.*	3,320
5,380	Upwork Inc.*	106,201
7,355	Verra Mobility Corp., Class A Shares*	160,486
657	Willdan Group Inc.*	66,291

	Total Professional Services	12,833,770

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INDUSTRIALS - 21.7% - (continued)
Trading Companies & Distributors - 2.6%
29,022	AerCap Holdings NV	$3,888,948
4,748	Air Lease Corp., Class A Shares	303,540
1,046	Alta Equipment Group Inc.	5,104
8,518	Applied Industrial Technologies Inc.	2,204,629
316	BlueLinx Holdings Inc.*	19,715
5,633	Boise Cascade Co.	429,460
32,388	Core & Main Inc., Class A Shares*	1,565,636
1,832	Custom Truck One Source Inc.*	11,706
434	Distribution Solutions Group Inc.*	12,048
8,506	DNOW Inc.*	118,744
564	DXP Enterprises Inc.*	53,010
261	EVI Industries Inc.	5,335
30,615	FTAI Aviation Ltd.	5,303,743
9,972	GATX Corp.	1,594,822
459	Global Industrial Co.	13,146
1,395	Herc Holdings Inc.	187,307
1,643	Hudson Technologies Inc.*	11,172
224	Karat Packaging Inc.	4,937
1,041	McGrath RentCorp.	107,306
1,880	MSC Industrial Direct Co., Inc., Class A Shares	167,245
4,000	NPK International Inc.*	49,240
26,954	QXO Inc.*	504,848
2,665	Rush Enterprises Inc., Class A Shares	138,740
410	Rush Enterprises Inc., Class B Shares	21,882
1,966	SiteOne Landscape Supply Inc.*	263,994
751	Titan Machinery Inc.*	13,909
420	Transcat Inc.*	23,747
1,521	Watsco Inc.	526,874
2,114	WESCO International Inc.	565,305
114	Willis Lease Finance Corp.	13,989
1,809	Xometry Inc., Class A Shares*	105,772

	Total Trading Companies & Distributors	18,235,853

Transportation Infrastructure - 0.0%@
429	Sky Harbour Group Corp., Class A Shares*	3,964

	TOTAL INDUSTRIALS	149,280,336

INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 2.1%
3,184	ADTRAN Holdings Inc.*	25,249
2,211	Applied Optoelectronics Inc.*	59,211
458	Aviat Networks Inc.*	10,126
36,814	Calix Inc.*	2,034,710
20,887	Ciena Corp.*	4,265,334
426	Clearfield Inc.*	12,507
9,445	CommScope Holding Co., Inc.*	186,444
1,584	Digi International Inc.*	66,259
5,828	Extreme Networks Inc.*	101,990
2,515	F5 Inc.*	601,488
15,838	Harmonic Inc.*	151,411
3,044	Lumentum Holdings Inc.*	989,787
1,371	NETGEAR Inc.*	36,263
2,911	NetScout Systems Inc.*	78,248
354,098	Ribbon Communications Inc.*	1,012,720
140,897	ViaSat Inc.*	4,836,994
9,690	Viavi Solutions Inc.*	173,839

	Total Communications Equipment	14,642,580

Electronic Equipment, Instruments & Components - 3.8%
1,798	908 Devices Inc.*	11,417
1,702	Advanced Energy Industries Inc.	359,445
1,534	Aeva Technologies Inc.*	17,104
4,325	Arlo Technologies Inc.*	62,713

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.2% - (continued)
Electronic Equipment, Instruments & Components - 3.8% - (continued)
2,238	Arrow Electronics Inc.*	$241,726
27,780	Avnet Inc.	1,319,828
1,278	Badger Meter Inc.	228,174
83	Bel Fuse Inc., Class A Shares	10,918
487	Bel Fuse Inc., Class B Shares	75,013
1,748	Belden Inc.	198,223
1,573	Benchmark Electronics Inc.	70,675
168	Climb Global Solutions Inc.	16,978
7,404	Cognex Corp.	282,092
16,892	Coherent Corp.*	2,774,680
22,065	Crane NXT Co.	1,242,260
1,303	CTS Corp.	55,156
1,966	Daktronics Inc.*	37,216
1,102	ePlus Inc.	98,739
4,863	Evolv Technologies Holdings Inc.*	31,075
7,186	Fabrinet*	3,301,320
16,531	Flex Ltd.*	977,147
1,142	Ingram Micro Holding Corp.	24,450
74,676	Innoviz Technologies Ltd.*	95,585
1,230	Insight Enterprises Inc.*	106,481
34,911	IPG Photonics Corp.*	2,780,312
10,466	Itron Inc.*	1,036,553
4,633	Jabil Inc.	976,219
875	Kimball Electronics Inc.*	25,288
3,827	Knowles Corp.*	86,031
1,080	Littelfuse Inc.	276,502
1,435	Methode Electronics Inc.	10,877
8,847	MicroVision Inc.*	8,333
9,726	Mirion Technologies Inc., Class A Shares*	253,071
1,636	Napco Security Technologies Inc.	66,094
33,978	nLight Inc.*	1,197,045
1,598	Novanta Inc.*	181,629
8,601	OSI Systems Inc.*	2,329,581
2,302	Ouster Inc.*	52,854
553	PC Connection Inc.	32,096
1,152	Plexus Corp.*	164,678
5,191	Powerfleet Inc.*	25,799
3,983	Red Cat Holdings Inc.*	29,554
409	Richardson Electronics Ltd.	4,278
7,149	Rogers Corp.*	599,158
2,314	Sanmina Corp.*	361,366
954	ScanSource Inc.*	39,228
13,193	TD SYNNEX Corp.	2,011,669
2,671	Teledyne Technologies Inc.*	1,334,218
4,529	TTM Technologies Inc.*	317,845
5,247	Vishay Intertechnology Inc.	71,727
436	Vishay Precision Group Inc.*	14,885
6,438	Vontier Corp.	233,571

	Total Electronic Equipment, Instruments & Components	26,158,876

IT Services - 1.0%
4,792	Amdocs Ltd.	366,492
38,601	Applied Digital Corp.*	1,046,087
1,900	ASGN Inc.*	85,519
1,475	Backblaze Inc., Class A Shares*	6,991
13,588	BigBear.ai Holdings Inc.*	86,148
2,700	Commerce.com Inc.*	12,393
3,091	DigitalOcean Holdings Inc.*	137,611
7,901	DXC Technology Co.*	104,293
2,450	EPAM Systems Inc.*	458,150
5,564	Fastly Inc., Class A Shares*	64,876

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.2% - (continued)
IT Services - 1.0% - (continued)
18,012	Globant SA*	$1,146,104
2,908	Grid Dynamics Holdings Inc.*	25,474
959	Hackett Group Inc. (The)	17,713
1,768	Information Services Group Inc.	9,512
100,276	Kyndryl Holdings Inc.*	2,590,129
2,984	Rackspace Technology Inc.*	3,163
879	TSS Inc.*	8,465
342	Tucows Inc., Class A Shares*	7,411
120,245	Unisys Corp.*	322,257
3,278	VTEX, Class A Shares*	13,604
6,156	Wix.com Ltd.*	589,191

	Total IT Services	7,101,583

Semiconductors & Semiconductor Equipment - 4.8%
2,256	ACM Research Inc., Class A Shares*	75,373
1,161	Aehr Test Systems*	26,668
5,289	Allegro MicroSystems Inc.*	141,163
889	Alpha & Omega Semiconductor Ltd.*	18,029
1,812	Ambarella Inc.*	134,414
5,035	Amkor Technology Inc.	183,224
5,541	Astera Labs Inc.*	873,095
1,430	Axcelis Technologies Inc.*	118,361
18,098	CEVA Inc.*	390,736
2,242	Cirrus Logic Inc.*	269,802
1,822	Cohu Inc.*	44,311
18,378	Credo Technology Group Holding Ltd.*	3,263,933
1,958	Diodes Inc.*	90,479
5,727	Enphase Energy Inc.*	165,224
40,622	FormFactor Inc.*	2,235,022
1,236	Ichor Holdings Ltd.*	20,765
1,142	Impinj Inc.*	196,276
136,821	indie Semiconductor Inc., Class A Shares*	487,083
2,290	Kulicke & Soffa Industries Inc.	103,302
30,622	Lattice Semiconductor Corp.*	2,149,971
16,867	MACOM Technology Solutions Holdings Inc.*	2,951,556
3,682	MaxLinear Inc., Class A Shares*	57,329
11,677	MKS Inc.	1,826,166
5,859	Navitas Semiconductor Corp., Class A Shares*	51,208
165	NVE Corp.	10,550
26,002	ON Semiconductor Corp.*	1,306,341
11,996	Onto Innovation Inc.*	1,717,347
1,170	PDF Solutions Inc.*	31,707
2,394	Penguin Solutions Inc.*	48,431
2,695	Photronics Inc.*	61,742
2,466	Power Integrations Inc.	82,858
3,738	Qorvo Inc.*	321,057
45,762	Rambus Inc.*	4,373,474
40,368	Rigetti Computing Inc.*	1,032,210
52,211	Semtech Corp.*	3,871,968
1,483	Silicon Laboratories Inc.*	189,201
942	SiTime Corp.*	280,433
1,020	SkyWater Technology Inc.*	15,698
6,571	Skyworks Solutions Inc.	433,357
1,700	Synaptics Inc.*	116,467
2,035	Ultra Clean Holdings Inc.*	51,608
1,968	Universal Display Corp.	234,054
90,040	Veeco Instruments Inc.*	2,631,869

	Total Semiconductors & Semiconductor Equipment	32,683,862

Software - 4.9%
4,737	8x8 Inc.*	9,190
3,026	A10 Networks Inc.	52,108

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.2% - (continued)
Software - 4.9% - (continued)
28,403	ACI Worldwide Inc.*	$1,330,965
77,029	Adeia Inc.	952,849
1,146	Agilysys Inc.*	140,912
1,966	Alarm.com Holdings Inc.*	102,153
77,753	Alkami Technology Inc.*	1,657,694
3,725	Amplitude Inc., Class A Shares*	38,293
958	Appfolio Inc., Class A Shares*	218,692
1,783	Appian Corp., Class A Shares*	72,033
996	Arteris Inc.*	14,283
3,638	Asana Inc., Class A Shares*	46,857
270	AudioEye Inc.*	3,337
46,347	Aurora Innovation Inc., Class A Shares*	194,194
5,581	AvePoint Inc.*	72,553
6,820	Bentley Systems Inc., Class B Shares	286,167
4,169	BILL Holdings Inc.*	209,075
14,871	Bit Digital Inc.*	35,393
4,006	Bitdeer Technologies Group, Class A Shares*	53,720
1,758	Blackbaud Inc.*	99,116
2,345	BlackLine Inc.*	133,642
10,436	Blend Labs Inc., Class A Shares*	32,978
6,060	Box Inc., Class A Shares*	179,012
65,128	Braze Inc., Class A Shares*	1,869,174
5,578	C3.ai Inc., Class A Shares*	80,602
24,219	CCC Intelligent Solutions Holdings Inc.*	180,432
2,375	Cerence Inc.*	26,315
1,400	Chaince Digital Holdings Inc. ADR*	13,496
11,742	Cipher Mining Inc.*	238,950
11,741	Cleanspark Inc.*	177,289
3,698	Clear Secure Inc., Class A Shares	131,279
10,818	Clearwater Analytics Holdings Inc., Class A Shares*	238,645
133,684	Cognyte Software Ltd.*	1,122,946
18,160	Commvault Systems Inc.*	2,242,760
12,460	Confluent Inc., Class A Shares*	277,235
750	Consensus Cloud Solutions Inc.*	16,380
12,194	Core Scientific Inc.*	205,957
934	CS Disco Inc.*	6,687
51	Daily Journal Corp.*	23,378
10,058	Descartes Systems Group Inc. (The)*	828,980
621	Digimarc Corp.*(a)	4,974
3,618	Digital Turbine Inc.*	17,330
2,624	Dolby Laboratories Inc., Class A Shares	176,989
1,305	Domo Inc., Class B Shares*	14,929
8,143	Dropbox Inc., Class A Shares*	243,313
13,482	D-Wave Quantum Inc.*	305,637
65,014	Dynatrace Inc.*	2,897,024
816	eGain Corp.*	8,503
3,983	Elastic NV*	280,921
901	EverCommerce Inc.*	7,821
3,363	Five9 Inc.*	65,881
9,268	Freshworks Inc., Class A Shares*	112,514
23,964	Gen Digital Inc.	631,931
6,020	Gitlab Inc., Class A Shares*	247,181
3,670	Guidewire Software Inc.*	792,647
4,164	Hut 8 Corp.*	187,380
825	I3 Verticals Inc., Class A Shares*	19,528
2,606	Intapp Inc.*	112,553
1,121	InterDigital Inc.	401,038
3,703	Jamf Holding Corp.*	47,880
4,119	Kaltura Inc.*	6,055
770	Life360 Inc.*	61,300

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.2% - (continued)
Software - 4.9% - (continued)
23,264	LiveRamp Holdings Inc.*	$671,166
2,618	Manhattan Associates Inc.*	461,946
16,341	MARA Holdings Inc.*	192,987
1,693	Mitek Systems Inc.*	15,000
2,661	N-able Inc.*	19,159
4,624	nCino Inc.*	114,213
33,489	NCR Voyix Corp.*	338,574
4,128	NextNav Inc.*	58,659
6,298	Nice Ltd., ADR*	668,029
11,142	Nutanix Inc., Class A Shares*	532,588
1,099	ON24 Inc.*	6,220
38,863	OneSpan Inc.	474,129
898	Ooma Inc.*	10,094
1,992	Pagaya Technologies Ltd., Class A Shares*	49,700
4,303	PagerDuty Inc.*	51,636
1,962	PAR Technology Corp.*	67,709
3,850	Pegasystems Inc.	210,864
3,901	Porch Group Inc.*	37,801
36,610	Procore Technologies Inc.*	2,711,337
1,865	Progress Software Corp.*	77,230
2,142	PROS Holdings Inc.*	49,780
2,650	Q2 Holdings Inc.*	191,144
1,549	Qualys Inc.*	218,177
24,093	Radware Ltd.*	552,693
2,706	Rapid7 Inc.*	42,430
591	Red Violet Inc.	32,026
440	ReposiTrak Inc.	5,931
7,239	Rezolve AI PLC*	22,079
1,777	Rimini Street Inc.*	6,770
3,501	RingCentral Inc., Class A Shares*	98,868
15,342	Riot Platforms Inc.*	247,466
5,126	Rubrik Inc., Class A Shares*	355,334
2,749	SailPoint Inc.*	50,637
1,437	Sapiens International Corp. NV	62,179
2,088	SEMrush Holdings Inc., Class A Shares*	24,701
13,575	SentinelOne Inc., Class A Shares*	220,051
16,117	SoundHound AI Inc., Class A Shares*	194,210
355	SoundThinking Inc.*	2,208
5,526	Sprinklr Inc., Class A Shares*	39,953
2,096	Sprout Social Inc., Class A Shares*	20,897
1,654	SPS Commerce Inc.*	137,811
2,026	Telos Corp.*	11,710
5,310	Tenable Holdings Inc.*	140,821
4,074	Teradata Corp.*	116,679
12,483	Terawulf Inc.*	193,611
77,087	UiPath Inc., Class A Shares*	1,068,426
13,924	Unity Software Inc.*	592,048
35,418	Varonis Systems Inc., Class B Shares*	1,171,273
2,904	Vertex Inc., Class A Shares*	57,122
609	Viant Technology Inc., Class A Shares*	6,461
3,561	Weave Communications Inc.*	22,719
2,189	Workiva Inc., Class A Shares*	202,614
59,909	Xperi Inc.*	346,873
4,069	Yext Inc.*	34,261
7,963	Zeta Global Holdings Corp., Class A Shares*	145,325

	Total Software	33,713,379

Technology Hardware, Storage & Peripherals - 0.6%
1,944	CompoSecure Inc., Class A Shares*	38,627
1,757	Corsair Gaming Inc.*	11,456
236	CPI Card Group Inc.*	3,188

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 17.2% - (continued)
Technology Hardware, Storage & Peripherals - 0.6% - (continued)
1,149	Diebold Nixdorf Inc.*	$74,134
3,641	Eastman Kodak Co.*	27,817
1,164	Immersion Corp.	8,276
27,200	IonQ Inc.*	1,340,960
13,701	Pure Storage Inc., Class A Shares*	1,218,841
5,969	Quantum Computing Inc.*	69,837
5,950	Sandisk Corp.*	1,328,516
747	Turtle Beach Corp.*	10,368
5,815	Xerox Holdings Corp.	16,166

	Total Technology Hardware, Storage & Peripherals	4,148,186

	TOTAL INFORMATION TECHNOLOGY	118,448,466

MATERIALS - 4.1%
Chemicals - 1.4%
969	AdvanSix Inc.	14,913
5,238	Albemarle Corp.	680,888
1,145	American Vanguard Corp.*	5,336
1,211	Arq Inc.*	4,505
2,098	Ashland Inc.	110,984
3,718	ASP Isotopes Inc.*	23,126
2,841	Aspen Aerogels Inc.*	9,148
83,425	Avient Corp.	2,551,971
9,604	Axalta Coating Systems Ltd.*	289,369
1,412	Balchem Corp.	220,569
2,365	Cabot Corp.	147,978
4,991	Celanese Corp., Class A Shares	207,875
6,448	Chemours Co. (The)	82,470
310	Core Molding Technologies Inc.*	5,859
5,114	Eastman Chemical Co.	317,477
4,544	Ecovyst Inc.*	41,805
9,984	Element Solutions Inc.	258,785
5,331	FMC Corp.	76,180
855	Hawkins Inc.	111,167
2,369	HB Fuller Co.	138,065
7,830	Huntsman Corp.	81,589
1,588	Ingevity Corp.*	82,941
1,121	Innospec Inc.	83,806
416	Intrepid Potash Inc.*	10,525
761	Koppers Holdings Inc.	22,579
772	Kronos Worldwide Inc.	3,914
1,941	LSB Industries Inc.*	17,333
2,095	Mativ Holdings Inc.	26,167
1,503	Minerals Technologies Inc.	88,151
13,733	Mosaic Co. (The)	336,321
262	NewMarket Corp.	200,045
5,244	Olin Corp.	110,648
2,147	Orion SA	10,907
6,263	Perimeter Solutions Inc.*	174,612
5,882	PureCycle Technologies Inc.*	51,762
652	Quaker Chemical Corp.	89,878
2,465	Rayonier Advanced Materials Inc.*	16,096
20,937	RPM International Inc.	2,245,493
2,053	Scotts Miracle-Gro Co. (The)	116,241
1,850	Sensient Technologies Corp.	180,356
940	Stepan Co.	42,610
4,487	Tronox Holdings PLC	18,576
465	Valhi Inc.	5,896

	Total Chemicals	9,314,916

Construction Materials - 0.1%
1,418	Eagle Materials Inc.	317,235
6,428	James Hardie Industries PLC*	127,146

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.1% - (continued)
Construction Materials - 0.1% - (continued)
2,501	Knife River Corp.*	$187,175
164	Smith-Midland Corp.*	5,710
1,071	Titan America SA*	17,393
472	United States Lime & Minerals Inc.	57,381

	Total Construction Materials	712,040

Containers & Packaging - 1.2%
2,886	AptarGroup Inc.	360,028
5,350	Ardagh Metal Packaging SA	20,063
13,832	Avery Dennison Corp.	2,384,222
5,034	Crown Holdings Inc.	487,442
106,945	Graphic Packaging Holding Co.	1,730,370
1,097	Greif Inc., Class A Shares	71,996
197	Greif Inc., Class B Shares	14,022
1,358	Myers Industries Inc.	24,525
92,522	O-I Glass Inc.*	1,247,197
3,858	Packaging Corp. of America	787,302
1,818	Ranpak Holdings Corp., Class A Shares*	8,981
23,070	Sealed Air Corp.	990,857
3,901	Silgan Holdings Inc.	154,636
4,377	Sonoco Products Co.	184,578
1,536	TriMas Corp.	52,332

	Total Containers & Packaging	8,518,551

Metals & Mining - 1.3%
22,524	Alcoa Corp.	940,152
473	Alpha Metallurgical Resources Inc.*	75,306
3,500	American Battery Technology Co.*	13,090
681	Caledonia Mining Corp. PLC	20,982
2,422	Century Aluminum Co.*	72,587
140,881	Cleveland-Cliffs Inc.*	1,837,088
28,026	Coeur Mining Inc.*	484,009
4,987	Commercial Metals Co.	318,071
1,691	Compass Minerals International Inc.*	32,112
6,560	Constellium SE, Class A Shares*	110,274
491	Contango ORE Inc.*	11,892
1,250	Critical Metals Corp.*	10,288
2,810	Dakota Gold Corp.*	13,123
5,745	Ferroglobe PLC	25,450
26,130	Hecla Mining Co.	439,507
500	Idaho Strategic Resources Inc.*	19,845
3,970	Ivanhoe Electric Inc.*	56,811
730	Kaiser Aluminum Corp.	70,117
1,234	Lifezone Metals Ltd.*	4,825
886	Materion Corp.	108,260
1,617	Metallus Inc.*	27,343
5,764	MP Materials Corp.*	357,080
3,085	NioCorp Developments Ltd.*	19,312
13,513	Novagold Resources Inc.*	137,697
372	Olympic Steel Inc.	14,467
3,391	Perpetua Resources Corp.*	87,284
1,335	Ramaco Resources Inc., Class A Shares*	20,946
9,176	Reliance Inc.	2,563,040
3,579	Royal Gold Inc.	729,543
1,136	Ryerson Holding Corp.	26,049
9,072	SSR Mining Inc.*	211,196
3,909	SunCoke Energy Inc.	25,487
1,116	Tredegar Corp.*	8,705
4,000	United States Antimony Corp.*	24,440
2,325	Warrior Met Coal Inc.	182,024
1,528	Worthington Steel Inc.	51,570

	Total Metals & Mining	9,149,972

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
MATERIALS - 4.1% - (continued)
Paper & Forest Products - 0.1%
630	Clearwater Paper Corp.*	$11,459
2,774	Louisiana-Pacific Corp.	227,496
1,725	Magnera Corp.*	24,426
1,860	Resolute Forest Products Inc.*(e)	1,451
1,532	Sylvamo Corp.	72,571

	Total Paper & Forest Products	337,403

	TOTAL MATERIALS	28,032,882

REAL ESTATE - 4.3%
Diversified REITs - 0.2%
3,143	Alexander & Baldwin Inc.	49,125
375	Alpine Income Property Trust Inc.	6,502
3,000	American Assets Trust Inc.	58,500
2,878	Armada Hoffler Properties Inc.	18,908
47,559	Broadstone Net Lease Inc., Class A Shares	835,612
1,352	CTO Realty Growth Inc.	24,444
8,607	Essential Properties Realty Trust Inc.	272,498
2,000	Gladstone Commercial Corp.	22,120
8,279	Global Net Lease Inc.	67,971
1,119	NexPoint Diversified Real Estate Trust	3,234

	Total Diversified REITs	1,358,914

Health Care REITs - 0.6%
40,945	American Healthcare REIT Inc.	2,079,187
9,277	CareTrust REIT Inc.	348,166
1,317	Community Healthcare Trust Inc.	20,519
11,541	Diversified Healthcare Trust	55,743
522	Global Medical REIT Inc.	17,315
15,027	Healthcare Realty Trust Inc., Class A Shares	273,942
1,871	LTC Properties Inc.	68,273
22,946	Medical Properties Trust Inc.	132,169
1,949	National Health Investors Inc.	154,906
12,501	Omega Healthcare Investors Inc.	574,046
10,058	Sabra Health Care REIT Inc.	196,232
2,470	Sila Realty Trust Inc.	59,082
587	Strawberry Fields REIT Inc.	7,355
455	Universal Health Realty Income Trust	18,496

	Total Health Care REITs	4,005,431

Hotel & Resort REITs - 0.3%
9,845	Apple Hospitality REIT Inc.	117,057
3,087	Braemar Hotels & Resorts Inc.	8,242
1,734	Chatham Lodging Trust	11,756
11,921	DiamondRock Hospitality Co.	108,600
29,835	Host Hotels & Resorts Inc.	525,991
9,186	Park Hotels & Resorts Inc.	99,392
5,255	Pebblebrook Hotel Trust	59,592
7,029	RLJ Lodging Trust	52,999
9,834	Ryman Hospitality Properties Inc.	938,459
6,311	Service Properties Trust	10,981
4,049	Summit Hotel Properties Inc.	21,703
8,558	Sunstone Hotel Investors Inc.	80,103
4,755	Xenia Hotels & Resorts Inc.	66,475

	Total Hotel & Resort REITs	2,101,350

Industrial REITs - 0.5%
12,607	Americold Realty Trust Inc.	136,534
2,339	EastGroup Properties Inc.	423,780
5,634	First Industrial Realty Trust Inc.	322,490
2,292	Industrial Logistics Properties Trust	12,698
1,194	Innovative Industrial Properties Inc., Class A Shares	59,043
2,521	LXP Industrial Trust	122,268
640	One Liberty Properties Inc.	13,338
1,907	Plymouth Industrial REIT Inc.	41,840

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 4.3% - (continued)
Industrial REITs - 0.5% - (continued)
10,432	Rexford Industrial Realty Inc.	$434,075
38,738	STAG Industrial Inc.	1,521,629
4,425	Terreno Realty Corp.	277,846

	Total Industrial REITs	3,365,541

Office REITs - 0.5%
8,393	Brandywine Realty Trust	28,788
6,958	BXP Inc.	503,481
1,288	City Office REIT Inc.	8,771
58,294	COPT Defense Properties	1,791,374
7,226	Cousins Properties Inc.	186,286
5,637	Douglas Emmett Inc.	68,715
1,701	Easterly Government Properties Inc., Class A Shares	37,082
5,830	Empire State Realty Trust Inc., Class A Shares	40,985
4,278	Franklin Street Properties Corp.	4,449
4,691	Highwoods Properties Inc.	130,410
16,953	Hudson Pacific Properties Inc.*	33,567
3,129	JBG SMITH Properties	57,042
5,084	Kilroy Realty Corp.	218,053
8,235	Paramount Group Inc.*	54,268
1,310	Peakstone Realty Trust	17,908
6,735	Piedmont Realty Trust Inc., Class A Shares	58,864
905	Postal Realty Trust Inc., Class A Shares	14,064
3,323	SL Green Realty Corp.	156,613
7,866	Vornado Realty Trust	289,626

	Total Office REITs	3,700,346

Real Estate Management & Development - 0.6%
3,619	Anywhere Real Estate Inc.*	51,571
20,694	Compass Inc., Class A Shares*	215,631
5,997	Cushman & Wakefield Ltd.*(b)	100,450
3,891	eXp World Holdings Inc.	44,163
669	Forestar Group Inc.*	17,073
506	FRP Holdings Inc.*	11,795
1,303	Howard Hughes Holdings Inc.*	116,658
8,422	Jones Lang LaSalle Inc.*	2,742,961
6,548	Kennedy-Wilson Holdings Inc.	63,712
1,302	Marcus & Millichap Inc.	38,149
426	Maui Land & Pineapple Co., Inc.*	6,752
6,861	Newmark Group Inc., Class A Shares	119,244
623	RE/MAX Holdings Inc., Class A Shares*	5,121
5,460	Real Brokerage Inc. (The)*	21,676
604	RMR Group Inc. (The), Class A Shares	9,211
249	Seaport Entertainment Group Inc.*	5,343
1,888	St Joe Co. (The)	113,903
298	Stratus Properties Inc.*	6,601
758	Tejon Ranch Co.*	12,302
2,194	Zillow Group Inc., Class A Shares*	158,736
7,172	Zillow Group Inc., Class C Shares*	533,453

	Total Real Estate Management & Development	4,394,505

Residential REITs - 0.5%
14,865	American Homes 4 Rent, Class A Shares	477,464
5,752	Apartment Investment & Management Co., Class A Shares	32,844
474	BRT Apartments Corp.	6,939
4,675	Camden Property Trust	497,140
799	Centerspace	53,341
3,718	Elme Communities	64,544
8,365	Equity LifeStyle Properties Inc.	525,908
82,209	Independence Realty Trust Inc.	1,409,884
1,018	NexPoint Residential Trust Inc.	32,383
4,696	UMH Properties Inc.	71,050
5,129	Veris Residential Inc.	77,243

	Total Residential REITs	3,248,740

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units	Security	Value
REAL ESTATE - 4.3% - (continued)
Retail REITs - 0.6%
6,378	Acadia Realty Trust	$131,196
4,755	Agree Realty Corp.	357,671
89	Alexander’s Inc.	18,862
13,459	Brixmor Property Group Inc.	351,818
958	CBL & Associates Properties Inc.	32,016
4,222	Curbline Properties Corp.	101,075
3,729	Federal Realty Investment Trust	368,164
558	FrontView REIT Inc.	8,526
2,128	Getty Realty Corp.	60,584
3,385	InvenTrust Properties Corp.	96,608
29,380	Kimco Realty Corp.	606,991
9,929	Kite Realty Group Trust	229,757
11,853	Macerich Co. (The)	205,768
4,741	NETSTREIT Corp.	86,903
8,221	NNN REIT Inc.	339,938
5,732	Phillips Edison & Co., Inc.	203,486
7,871	Regency Centers Corp.	560,100
421	Saul Centers Inc.	13,093
2,400	SITE Centers Corp.	17,664
4,866	Tanger Inc.	163,400
5,778	Urban Edge Properties	111,053
2,581	Whitestone REIT, Class B Shares	34,302

	Total Retail REITs	4,098,975

Specialized REITs - 0.5%
26,002	CubeSmart	968,054
3,283	EPR Properties	171,602
1,538	Farmland Partners Inc.	15,134
4,323	Four Corners Property Trust Inc.	103,925
11,823	Gaming & Leisure Properties Inc.	514,655
1,177	Gladstone Land Corp.	10,958
3,883	Lamar Advertising Co., Class A Shares	514,070
5,346	Millrose Properties Inc.	162,839
3,059	National Storage Affiliates Trust	90,088
6,336	Outfront Media Inc.	149,086
3,429	PotlatchDeltic Corp.	137,983
6,703	Rayonier Inc.(b)	148,874
2,440	Safehold Inc.	33,843
1,513	Smartstop Self Storage REIT Inc.	49,445

	Total Specialized REITs	3,070,556

	TOTAL REAL ESTATE	29,344,358

UTILITIES - 4.0%
Electric Utilities - 1.1%
18,332	ALLETE Inc.	1,239,610
1,009	Genie Energy Ltd., Class B Shares	14,610
7,866	Hawaiian Electric Industries Inc.*	92,504
17,177	IDACORP Inc.	2,263,585
1,577	MGE Energy Inc.	130,607
8,877	OGE Energy Corp.	406,389
4,743	Oklo Inc., Class A Shares*	433,415
1,609	Otter Tail Corp.	132,260
5,274	Pinnacle West Capital Corp.	479,196
45,530	Portland General Electric Co.	2,313,835
4,150	TXNM Energy Inc.	242,567

	Total Electric Utilities	7,748,578

Gas Utilities - 1.3%
11,186	Atmos Energy Corp.	1,972,875
5,308	Brookfield Infrastructure Corp., Class A Shares	242,310
10,104	Chesapeake Utilities Corp.	1,405,062

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

Shares/Units		Security	Value
UTILITIES - 4.0% - (continued)
Gas Utilities - 1.3% - (continued)
9,097		MDU Resources Group Inc.	$193,948
3,950		National Fuel Gas Co.	325,678
41,966		New Jersey Resources Corp.	2,017,725
1,760		Northwest Natural Holding Co.	87,067
18,331		ONE Gas Inc.	1,535,038
281		RGC Resources Inc.	6,339
2,790		Southwest Gas Holdings Inc.	231,710
2,556		Spire Inc.	226,615
9,555		UGI Corp.	377,900

		Total Gas Utilities	8,622,267

Independent Power & Renewable Electricity Producers - 1.0%
31,668		AES Corp. (The)	445,252
5,931		Brookfield Renewable Corp.	246,077
1,347		Clearway Energy Inc., Class A Shares	46,068
3,793		Clearway Energy Inc., Class C Shares	138,900
1,024		Hallador Energy Co.*	20,879
2,632		Montauk Renewables Inc.*	4,290
37,719		Ormat Technologies Inc.	4,258,852
1,997		Talen Energy Corp.*	787,357
5,116		Vistra Corp.	915,048

		Total Independent Power & Renewable Electricity Producers	6,862,723

Multi-Utilities - 0.5%
3,420		Avista Corp.	141,520
3,197		Black Hills Corp.	235,907
20,573		NiSource Inc.	907,886
35,098		Northwestern Energy Group Inc.	2,424,921
701		Unitil Corp.	35,211

		Total Multi-Utilities	3,745,445

Water Utilities - 0.1%
1,650		American States Water Co.	121,721
1,459		Cadiz Inc.*	8,127
2,592		California Water Service Group	117,599
513		Consolidated Water Co., Ltd.	17,560
12,234		Essential Utilities Inc.	484,344
397		Global Water Resources Inc.	3,402
1,464		H2O America	67,974
732		Middlesex Water Co.	37,559
734		Pure Cycle Corp.*	8,353
643		York Water Co. (The)	20,981

		Total Water Utilities	887,620

		TOTAL UTILITIES	27,866,633

		TOTAL COMMON STOCKS (Cost - $495,090,336)	669,966,488

RIGHTS - 0.0%@
COMMUNICATION SERVICES - 0.0%@
Diversified Telecommunication Services - 0.0%@
440		GCI Liberty Inc., Class R Shares expires 12/17/25*	2,728

FINANCIALS - 0.0%@
Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
763		Seven Hills Realty Trust expires 12/16/25*	21

		TOTAL RIGHTS (Cost - $0)	2,749

WARRANT - 0.0%@
HEALTH CARE - 0.0%@
Health Care Equipment & Supplies - 0.0%@
107		Pulse Biosciences Inc., expires 6/27/29*(b)(e) (Cost - $0)	144

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $495,090,336)	669,969,381

Face Amount†
SHORT-TERM INVESTMENTS (c) - 2.7%
MONEY MARKET FUND - 0.2%
$ 1,008,592		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(d) (Cost - $1,008,592)	1,008,592

TIME DEPOSITS - 2.5%
4,812,515		Citibank - New York, 3.220% due 12/1/25	4,812,515
244		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	244
		Royal Bank of Canada - Toronto:
29,862	CAD	1.080% due 12/1/25	21,359
14,258		3.220% due 12/1/25	14,258
7,686,184		Skandinaviska Enskilda Banken AB - Stockholm, 3.220% due 12/1/25	7,686,184
4,788,906		Sumitomo Mitsui Banking Corp. - Tokyo, 3.220% due 12/1/25	4,788,906

		TOTAL TIME DEPOSITS (Cost - $17,323,466)	17,323,466

		TOTAL SHORT-TERM INVESTMENTS (Cost - $18,332,058)	18,332,058

		TOTAL INVESTMENTS - 100.0% (Cost - $513,422,394)	688,301,439

		Other Assets in Excess of Liabilities - 0.0%@	56,146

		TOTAL NET ASSETS - 100.0%	$688,357,585

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.5%.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2025, the Fund held Level 3 securities with a value of $0, representing 0.0% of net assets.

At November 30, 2025, for Morgan Stanley Pathway Small-Mid Cap Equity ETF the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Morgan Stanley Pathway Small-Mid Cap Equity ETF	$ 513,422,394	$216,636,715	$(41,677,570)	$174,959,145

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	21.7%
Information Technology	17.2
Health Care	14.7
Financials	13.8
Consumer Discretionary	8.8
Real Estate	4.3
Materials	4.1
Utilities	4.0
Energy	3.9
Communication Services	2.5
Consumer Staples	2.5
Short-Term Investments	2.5

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Morgan Stanley Pathway Small-Mid Cap Equity ETF

At November 30, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
E-mini Russell 2000 Index Futures	34	12/25	$4,163,942	$4,258,670	$94,728
S&P MidCap 400 E-mini Index Futures	13	12/25	4,323,349	4,308,721	(14,628)

					$80,100

At November 30, 2025, Morgan Stanley Pathway Small-Mid Cap Equity ETF had deposited cash of $587,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.5%
Australia - 3.6%
441,117	AMP Ltd.	$502,128
14,517	Ansell Ltd.	356,398
77,087	ANZ Group Holdings Ltd.	1,750,530
36,370	APA Group	220,702
14,423	Aristocrat Leisure Ltd.	552,996
5,159	ASX Ltd.	196,610
77,873	Austal Ltd.*	335,350
50,771	Bendigo & Adelaide Bank Ltd.	340,706
131,255	BHP Group Ltd.	3,597,105
35,024	Brambles Ltd.	552,344
9,765	CAR Group Ltd.	222,414
40,206	Charter Hall Group, REIT	654,807
11,082	Cochlear Ltd.	2,025,909
34,339	Coles Group Ltd.	501,824
43,238	Commonwealth Bank of Australia	4,323,261
12,726	Computershare Ltd.	299,313
33,864	CSL Ltd.	4,128,283
55,233	Evolution Mining Ltd.	435,538
43,110	Fortescue Ltd.	605,811
53,273	Goodman Group, REIT	1,036,138
61,980	Insurance Australia Group Ltd.	315,195
8,124	JB Hi-Fi Ltd.	523,040
55,040	Lottery Corp., Ltd. (The)	197,186
23,222	Lynas Rare Earths Ltd.*	220,921
9,474	Macquarie Group Ltd.	1,226,109
81,136	Magellan Financial Group Ltd.	505,646
76,612	Medibank Pvt Ltd.	238,413
79,209	National Australia Bank Ltd.	2,082,931
34,395	Northern Star Resources Ltd.	619,246
47,706	Orica Ltd.	746,424
44,429	Origin Energy Ltd.	339,982
55,522	Paladin Energy Ltd.*	297,204
1,471	Pro Medicus Ltd.	257,622
18,585	Qantas Airways Ltd.	121,732
38,637	QBE Insurance Group Ltd.	487,495
439,338	Ramelius Resources Ltd.	1,065,421
1,392	REA Group Ltd.	178,644
29,233	Rio Tinto Ltd.	2,533,784
61,711	Sandfire Resources Ltd.*	636,335
85,353	Santos Ltd.	361,758
131,226	Scentre Group, REIT	350,739
5,204	SGH Ltd.	161,616
125,283	Sigma Healthcare Ltd.	236,140
11,934	Sonic Healthcare Ltd.	182,240
119,734	South32 Ltd.	252,675
60,665	Stockland, REIT	239,572
27,801	Suncorp Group Ltd.	319,924
106,770	Telstra Group Ltd.	344,043
80,166	Transurban Group	783,982
147,609	Ventia Services Group Pty Ltd.	570,465
109,457	Vicinity Ltd., REIT	176,403
8,510	Washington H Soul Pattinson & Co., Ltd.	210,924
29,500	Wesfarmers Ltd.	1,583,891
87,585	Westpac Banking Corp.	2,159,645
5,137	WiseTech Global Ltd.	245,840
49,734	Woodside Energy Group Ltd.	813,356
31,230	Woolworths Group Ltd.	599,548

	Total Australia	44,824,258

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Austria - 0.3%
1,498	DO & CO AG	$331,193
27,220	Erste Group Bank AG	2,975,379
3,522	OMV AG	194,888
3,213	Raiffeisen Bank International AG	129,899
1,904	Verbund AG	139,504

	Total Austria	3,770,863

Belgium - 1.1%
3,770	Ageas SA/NV	257,119
94,676	Anheuser-Busch InBev SA/NV	5,819,403
8,278	Colruyt Group NV	318,084
580	D’ieteren Group	101,011
1,307	Elia Group SA/NV, Class B Shares	157,890
510	Financiere de Tubize SA	124,403
2,228	Groupe Bruxelles Lambert NV	192,781
5,820	KBC Group NV	717,293
12	Lotus Bakeries NV	107,731
403	Sofina SA	113,474
33,086	Syensqo SA	2,698,751
9,450	UCB SA	2,641,867
31,839	Umicore SA	559,983

	Total Belgium	13,809,790

Brazil - 0.0%@
33,626	NU Holdings Ltd., Class A Shares*	584,756

Canada - 2.2%
105,724	Algonquin Power & Utilities Corp.	646,572
56,435	Alimentation Couche-Tard Inc.	3,081,208
8,336	Aritzia Inc.*	658,866
36,128	Barrick Mining Corp.	1,509,931
16,802	Bird Construction Inc.	318,241
10,152	Boardwalk Real Estate Investment Trust, Class Trust Un Shares	466,409
14,796	Boralex Inc., Class A Shares	264,159
7,447	BRP Inc.	519,300
71,059	Canadian Pacific Kansas City Ltd.	5,145,240
2,832	Celestica Inc.*	972,549
52,828	CES Energy Solutions Corp.	464,401
2,236	Colliers International Group Inc.(a)	323,953
64,515	DPM Metals Inc.	1,799,710
41,294	Enerflex Ltd.	573,901
17,513	Finning International Inc.	936,499
6,909	Gildan Activewear Inc., Class A Shares	396,290
93,595	Headwater Exploration Inc.	597,166
20,216	IMAX Corp.*	750,014
3,654	Kinaxis Inc.*	456,368
6,575	Lundin Gold Inc.	553,870
15,220	Methanex Corp.	547,051
15,351	Nutrien Ltd.	892,698
59,345	OceanaGold Corp.	1,526,869
11,426	Quebecor Inc., Class B Shares	430,380
18,102	Toronto-Dominion Bank (The)	1,523,336
52,176	Vermilion Energy Inc.	481,808
111,497	Whitecap Resources Inc., Class Common S Shares	932,299

	Total Canada	26,769,088

Chile - 0.1%
41,518	Antofagasta PLC	1,519,237

China - 0.4%
15,100	Contemporary Amperex Technology Co., Ltd., Class A Shares	800,172
48,500	Tencent Holdings Ltd.	3,833,010
39,329	Tencent Music Entertainment Group, ADR	725,620
67,800	Yangzijiang Shipbuilding Holdings Ltd.	175,167

	Total China	5,533,969

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Denmark - 2.0%
58	AP Moller - Maersk AS, Class A Shares	$116,195
119	AP Moller - Maersk AS, Class B Shares	237,956
1,857	Ascendis Pharma AS, ADR*	394,297
2,358	Carlsberg AS, Class B Shares	292,815
32,128	Coloplast AS, Class B Shares	2,898,409
16,977	Danske Bank AS	781,044
2,893	Demant AS*	98,526
5,230	DSV AS	1,191,249
6,171	FLSmidth & Co. AS	394,318
1,560	Genmab AS*	503,642
15,125	ISS AS	499,696
5,263	Jyske Bank AS, Class Registered Shares	651,543
7,944	Netcompany Group AS*(b)	398,499
227,013	Novo Nordisk AS, Class B Shares	11,179,364
9,355	Novonesis (Novozymes) B, Class B Shares	583,187
13,617	Orsted AS*(b)	289,584
8,158	Pandora AS	975,033
11,407	Rockwool AS, Class B Shares	385,322
5,987	Royal Unibrew AS	518,791
8,742	Tryg AS	216,520
91,727	Vestas Wind Systems AS	2,180,470

	Total Denmark	24,786,460

Finland - 0.8%
3,767	Elisa OYJ	165,114
12,358	Fortum OYJ	253,697
6,901	Kesko OYJ, Class B Shares	146,854
51,310	Kone OYJ, Class B Shares	3,485,999
9,619	Konecranes OYJ	985,637
17,656	Metso OYJ	290,909
10,312	Neste OYJ	199,272
136,052	Nokia OYJ	823,312
79,925	Nordea Bank Abp	1,420,501
8,541	Orion OYJ, Class B Shares	611,019
63,775	Sampo OYJ, Class A Shares	749,748
13,354	Stora Enso OYJ, Class R Shares	157,045
13,125	UPM-Kymmene OYJ	358,120
13,097	Wartsila OYJ Abp	424,738

	Total Finland	10,071,965

France - 11.9%
5,144	Accor SA	279,261
880	Aeroports de Paris SA	129,017
31,493	Air Liquide SA	6,029,172
25,524	Airbus SE	5,919,435
394,980	Alstom SA*	10,348,822
1,837	Amundi SA(b)	147,110
45,305	AXA SA	2,044,120
35,525	Ayvens SA(b)	457,980
1,043	BioMerieux	130,575
110,494	BNP Paribas SA	9,501,915
18,376	Bollore SE	101,909
4,643	Bouygues SA	231,942
8,942	Bureau Veritas SA	286,217
35,194	Capgemini SE	5,501,274
14,321	Carrefour SA	219,607
79,624	Cie de Saint-Gobain SA	7,950,946
17,169	Cie Generale des Etablissements Michelin SCA	560,908
10,603	Covivio SA, REIT	685,194
27,021	Credit Agricole SA	518,336
16,561	Danone SA	1,477,964

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.9% - (continued)
516	Dassault Aviation SA	$161,847
81,423	Dassault Systemes SE	2,278,417
6,543	Edenred SE	140,292
7,088	Eiffage SA	977,670
23,156	Elis SA	658,450
46,941	Engie SA	1,192,604
12,862	EssilorLuxottica SA	4,606,871
2,622	FDJ United	73,805
1,165	Gecina SA, REIT	107,950
8,457	Getlink SE	152,775
1,902	Hermes International SCA	4,632,240
4,738	Ipsen SA	683,513
46,572	Kering SA	15,872,455
25,768	Klepierre SA, REIT	1,002,302
21,960	Legrand SA	3,328,548
13,568	L’Oréal SA	5,910,922
16,694	LVMH Moët Hennessy Louis Vuitton SE	12,381,360
47,678	Orange SA	786,230
5,175	Pernod Ricard SA	466,054
5,883	Publicis Groupe SA	573,411
5,060	Renault SA	202,447
5,845	Rexel SA	222,525
9,275	Safran SA	3,128,612
99,791	Sanofi SA	9,938,763
773	Sartorius Stedim Biotech	186,087
32,204	Schneider Electric SE	8,658,432
70,553	Societe Generale SA	4,918,776
2,351	Sodexo SA	124,232
2,531	Sopra Steria Group	387,013
15,434	SPIE SA	835,766
15,960	Technip Energies NV	623,801
2,365	Thales SA	617,922
91,515	TotalEnergies SE	6,010,464
3,339	Unibail-Rodamco-Westfield, REIT	354,886
16,245	Veolia Environnement SA	552,241
12,665	Vinci SA	1,794,774
879	Virbac SACA	375,413
193,157	Worldline SA*(b)(c)	341,594

	Total France	147,783,168

Germany - 8.4%
12,419	adidas AG	2,315,315
17,465	Allianz SE, Class Registered Shares	7,541,113
23,100	BASF SE	1,202,925
25,064	Bayer AG, Class Registered Shares	886,104
23,026	Bayerische Motoren Werke AG	2,350,825
8,011	Bechtle AG	412,406
17,719	Beiersdorf AG	1,905,979
4,648	Bilfinger SE	547,683
2,986	Brenntag SE	171,250
18,885	Commerzbank AG	741,462
2,940	Continental AG	220,061
4,720	Covestro AG*	338,792
5,816	CTS Eventim AG & Co. KGaA	569,617
18,291	Daimler Truck Holding AG	773,535
5,031	Delivery Hero SE, Class A Shares*(b)	117,971
127,943	Deutsche Bank AG, Class Registered Shares	4,541,923
4,893	Deutsche Boerse AG	1,307,332
14,471	Deutsche Lufthansa AG, Class Registered Shares	138,800
24,570	Deutsche Post AG	1,278,954
285,679	Deutsche Telekom AG, Class Registered Shares	9,201,116
134,077	E.ON SE	2,386,793

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 8.4% - (continued)
7,404	Evonik Industries AG	$113,953
16,386	Freenet AG	541,995
5,600	Fresenius Medical Care AG	267,879
11,178	Fresenius SE & Co. KGaA	612,963
11,339	GEA Group AG	767,997
1,598	Hannover Rueck SE	481,073
3,509	Heidelberg Materials AG	900,795
2,497	Henkel AG & Co. KGaA	187,422
1,624	Hensoldt AG	128,754
378	Hochtief AG	133,626
299,912	Infineon Technologies AG	12,637,289
7,612	IONOS Group SE*	245,842
5,784	KION Group AG	432,885
1,890	Knorr-Bremse AG	200,339
130,096	Lanxess AG	2,637,966
1,990	LEG Immobilien SE	149,612
18,841	Mercedes-Benz Group AG	1,270,851
20,303	Merck KGaA	2,729,301
1,362	MTU Aero Engines AG	556,369
3,363	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	2,121,744
1,510	Nemetschek SE	168,546
17,383	Nordex SE*	521,130
137	Rational AG	102,434
1,195	Rheinmetall AG	2,051,517
16,178	RWE AG	821,707
79,337	SAP SE	19,189,982
7,570	Scout24 SE(b)	773,668
27,566	Siemens AG, Class Registered Shares	7,300,308
20,052	Siemens Energy AG*	2,681,384
24,605	Siemens Healthineers AG(b)	1,222,508
7,148	SUSS MicroTec SE	283,217
3,366	Symrise AG, Class A Shares	278,880
39,299	TAG Immobilien AG	670,203
1,647	Talanx AG	213,753
67,938	TUI AG*	648,151
19,616	Vonovia SE	594,115
27,111	Zalando SE*(b)	730,358

	Total Germany	104,320,472

Greece - 0.1%
265,619	Eurobank Ergasias Services & Holdings SA	1,051,980

Hong Kong - 2.0%
781,200	AIA Group Ltd.	8,140,278
307,000	BOC Hong Kong Holdings Ltd.	1,480,108
932,000	China Ruyi Holdings Ltd.*	292,629
51,500	CK Asset Holdings Ltd.	264,506
69,500	CK Hutchison Holdings Ltd.	491,625
15,500	CK Infrastructure Holdings Ltd.	107,302
42,500	CLP Holdings Ltd.	371,386
1,480	Futu Holdings Ltd., ADR	251,097
51,000	Galaxy Entertainment Group Ltd.	264,484
19,600	Hang Seng Bank Ltd.	383,089
38,894	Henderson Land Development Co., Ltd.	146,792
96,000	HKT Trust & HKT Ltd., Class Miscella Shares	146,833
271,380	Hong Kong & China Gas Co., Ltd.	252,504
30,799	Hong Kong Exchanges & Clearing Ltd.	1,637,730
28,900	Hongkong Land Holdings Ltd.	183,681
39,200	Jardine Matheson Holdings Ltd.	2,577,411
66,780	Link REIT	317,063
44,283	Melco Resorts & Entertainment Ltd., ADR*	403,418
43,500	MTR Corp., Ltd.	172,715
36,500	Power Assets Holdings Ltd.	244,126

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.0% - (continued)
314,772	Prudential PLC	$4,563,919
86,646	Sino Land Co., Ltd.	116,327
35,000	SITC International Holdings Co., Ltd.	120,422
37,500	Sun Hung Kai Properties Ltd.	475,746
10,000	Swire Pacific Ltd., Class A Shares	85,877
88,000	Techtronic Industries Co., Ltd.	1,036,086
219,500	WH Group Ltd.(b)	230,048
27,000	Wharf Holdings Ltd. (The)	82,015
46,000	Wharf Real Estate Investment Co., Ltd.	145,254

	Total Hong Kong	24,984,471

Hungary - 0.0%@
31,584	Wizz Air Holdings PLC*(b)	488,758

India - 0.1%
17,778	HDFC Bank Ltd., ADR	654,586

Indonesia - 0.1%
1,321,100	Bank Central Asia Tbk PT	659,247

Ireland - 1.1%
4,475	AerCap Holdings NV	599,650
56,349	AIB Group PLC	579,460
26,748	Bank of Ireland Group PLC	493,888
155,656	Cairn Homes PLC	367,927
2,506	DCC PLC	165,353
84,012	Experian PLC	3,694,858
4,138	Kerry Group PLC, Class A Shares	383,648
21,550	Kingspan Group PLC	1,843,670
21,918	Ryanair Holdings PLC	717,368
117,200	Smurfit WestRock PLC	4,182,868

	Total Ireland	13,028,690

Israel - 0.7%
1,102	Azrieli Group Ltd.	111,739
31,324	Bank Hapoalim BM	675,928
37,933	Bank Leumi Le-Israel BM	793,500
6,936	Check Point Software Technologies Ltd.*	1,295,437
1,304	CyberArk Software Ltd.*	598,001
732	Elbit Systems Ltd.	343,218
20,044	ICL Group Ltd.	110,764
29,504	Israel Discount Bank Ltd., Class A Shares	308,102
4,203	Mizrahi Tefahot Bank Ltd.	293,669
1,092	Monday.com Ltd.*	157,095
1,783	Nice Ltd.*	189,568
752	Nova Ltd.*	234,424
6,233	Phoenix Financial Ltd.	250,630
101,687	Teva Pharmaceutical Industries Ltd., ADR*	2,734,363
1,388	Wix.com Ltd.*	132,845

	Total Israel	8,229,283

Italy - 2.9%
17,029	Azimut Holding SpA	705,082
2,531	Banca Generali SpA	161,190
5,106	Banca Mediolanum SpA	109,358
90,596	Banca Monte dei Paschi di Siena SpA	858,764
28,959	Banco BPM SpA	417,822
36,922	BPER Banca SpA	445,570
17,631	Buzzi SpA	1,087,494
16,935	Davide Campari-Milano NV	115,860
11,714	De’Longhi SpA	498,237
463,423	Enel SpA	4,788,786
52,934	Eni SpA	990,154
9,728	Ferrari NV	3,819,371
99,953	FinecoBank Banca Fineco SpA	2,444,834
21,985	Generali	872,479
8,271	Infrastrutture Wireless Italiane SpA(b)	75,600

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Italy - 2.9% - (continued)
617,847	Intesa Sanpaolo SpA	$4,013,199
148,380	Iren SpA	461,643
10,313	Leonardo SpA	561,951
18,518	Lottomatica Group SpA	472,836
28,025	Maire SpA	412,975
5,977	Moncler SpA	403,869
14,610	Nexi SpA(b)	68,145
11,513	Poste Italiane SpA(b)	275,442
7,170	Prysmian SpA	716,628
35,224	Recordati Industria Chimica e Farmaceutica SpA	2,080,569
3,439	Reply SpA	457,422
51,626	Snam SpA	343,336
303,640	Telecom Italia SpA*	170,878
38,733	Terna - Rete Elettrica Nazionale	408,513
100,334	UniCredit SpA	7,495,834
9,377	Unipol Assicurazioni SpA	215,143
78,639	Webuild SpA	308,825

	Total Italy	36,257,809

Japan - 18.9%
17,500	ABC-Mart Inc.	303,710
19,900	Advantest Corp.	2,642,130
58,600	Aeon Co., Ltd.	1,061,599
5,200	AGC Inc.	179,759
13,000	Aisin Corp.	231,277
24,200	Ajinomoto Co., Inc.	561,112
5,300	ANA Holdings Inc.	99,962
29,900	Anritsu Corp.	453,521
15,200	Anycolor Inc.	626,446
39,700	Asahi Group Holdings Ltd.	460,611
108,300	Asahi Intecc Co., Ltd.	2,029,735
33,900	Asahi Kasei Corp.	282,923
18,000	Asics Corp.	430,110
46,800	Astellas Pharma Inc.	589,429
41,000	Azbil Corp.	386,215
14,400	Bandai Namco Holdings Inc.	421,824
9,600	BIPROGY Inc.	370,246
14,500	Bridgestone Corp.	679,597
22,400	Canon Inc.	660,301
61,600	Capcom Co., Ltd.	1,507,213
20,100	Central Japan Railway Co.	548,574
13,100	Chiba Bank Ltd. (The)	137,869
19,200	Chubu Electric Power Co., Inc.	300,097
17,800	Chugai Pharmaceutical Co., Ltd.	959,653
27,200	Credit Saison Co., Ltd.	683,581
9,200	Dai Nippon Printing Co., Ltd.	155,447
47,500	Daicel Corp.	399,611
8,700	Daifuku Co., Ltd.	275,929
93,400	Dai-ichi Life Holdings Inc.	728,320
83,900	Daiichi Sankyo Co., Ltd.	2,070,843
32,900	Daikin Industries Ltd.	4,268,565
7,500	Daito Trust Construction Co., Ltd.	143,390
14,500	Daiwa House Industry Co., Ltd.	494,448
35,400	Daiwa Securities Group Inc.	293,244
45,500	Denso Corp.	598,964
7,800	Dentsu Soken Inc.	394,959
2,300	Disco Corp.	643,297
24,800	East Japan Railway Co.	641,366
36,600	Ebara Corp.	957,082
6,200	Eisai Co., Ltd.	193,995
70,150	ENEOS Holdings Inc.	461,743
228,800	FANUC Corp.	7,331,360

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.9% - (continued)
9,800	Fast Retailing Co., Ltd.	$3,590,015
10,600	Food & Life Cos., Ltd.	477,181
19,800	Fuji Corp.	433,684
3,900	Fuji Electric Co., Ltd.	275,804
80,500	FUJIFILM Holdings Corp.	1,731,084
6,600	Fujikura Ltd.	757,669
45,400	Fujitsu Ltd.	1,216,272
22,200	GS Yuasa Corp.	590,535
5,900	Hankyu Hanshin Holdings Inc.	148,091
500	Hikari Tsushin Inc.	139,019
201,000	Hitachi Ltd.	6,395,719
96,000	Honda Motor Co., Ltd.	969,669
4,200	Horiba Ltd.	388,475
38,500	Hoya Corp.	5,776,577
12,100	Hulic Co., Ltd.	133,495
11,400	Ibiden Co., Ltd.	866,866
17,185	Idemitsu Kosan Co., Ltd.	127,847
26,700	IHI Corp.	475,706
38,200	INFRONEER Holdings Inc.	490,345
21,500	Inpex Corp.	450,866
12,500	Isuzu Motors Ltd.	200,686
60,200	ITOCHU Corp.	3,623,954
3,700	Japan Airlines Co., Ltd.	68,835
140,500	Japan Exchange Group Inc.	1,610,380
768	Japan Hotel REIT Investment Corp., Class A Shares	424,255
47,000	Japan Post Bank Co., Ltd.	564,918
45,800	Japan Post Holdings Co., Ltd.	449,959
4,000	Japan Post Insurance Co., Ltd.	111,234
31,600	Japan Tobacco Inc.	1,188,737
14,700	JFE Holdings Inc.	180,171
14,100	JX Advanced Metals Corp.	150,542
11,500	Kajima Corp.	428,327
23,400	Kandenko Co., Ltd.	740,958
8,700	Kaneka Corp.	244,423
24,000	Kansai Electric Power Co., Inc. (The)	410,448
12,000	Kao Corp.	484,904
3,900	Kawasaki Heavy Industries Ltd.	246,554
8,300	Kawasaki Kisen Kaisha Ltd.	110,494
311,600	KDDI Corp.	5,378,122
16,000	Keyence Corp.	5,440,916
15,500	Kikkoman Corp.	141,930
13,200	Kinden Corp.	547,709
3,500	Kioxia Holdings Corp.*	210,434
20,000	Kirin Holdings Co., Ltd.	313,806
4,800	Kobe Bussan Co., Ltd.	116,450
24,500	Komatsu Ltd.	802,376
2,600	Konami Group Corp.	396,623
23,500	Kubota Corp.	341,964
33,300	Kyocera Corp.	455,381
5,300	Kyowa Kirin Co., Ltd.	89,181
42,000	Kyushu Electric Power Co., Inc.	468,569
8,600	Lasertec Corp.	1,557,498
33,300	Lion Corp.	352,680
73,800	LY Corp.	199,998
10,400	M3 Inc.	170,955
6,400	Makita Corp.	186,669
36,300	Marubeni Corp.	956,837
8,300	MatsukiyoCocokara & Co.	153,321
136,800	Mebuki Financial Group Inc.	892,569
8,700	Meidensha Corp.	322,846
8,500	MinebeaMitsumi Inc.	172,466

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.9% - (continued)
30,700	Mitsubishi Chemical Group Corp.	$173,151
83,200	Mitsubishi Corp.	1,971,182
49,700	Mitsubishi Electric Corp.	1,353,027
76,700	Mitsubishi Estate Co., Ltd.	1,818,671
23,200	Mitsubishi HC Capital Inc.	185,404
83,000	Mitsubishi Heavy Industries Ltd.	2,095,231
296,900	Mitsubishi UFJ Financial Group Inc.	4,669,433
63,500	Mitsui & Co., Ltd.	1,685,258
13,100	Mitsui E&S Co., Ltd.	575,487
67,800	Mitsui Fudosan Co., Ltd.	796,898
10,500	Mitsui Kinzoku Co., Ltd.	1,197,305
8,900	Mitsui OSK Lines Ltd.	252,541
63,990	Mizuho Financial Group Inc.	2,253,932
112,000	MonotaRO Co., Ltd.	1,638,594
14,900	Morinaga Milk Industry Co., Ltd.	357,681
129,500	MS&AD Insurance Group Holdings Inc.	2,893,606
153,100	Murata Manufacturing Co., Ltd.	3,147,432
33,400	NEC Corp.	1,261,676
9,500	Nexon Co., Ltd.	231,276
33,400	NHK Spring Co., Ltd.	545,060
20,000	Nidec Corp.	252,017
65,800	Nintendo Co., Ltd.	5,577,118
213	Nippon Building Fund Inc., REIT	203,568
14,300	Nippon Electric Glass Co., Ltd.	530,064
19,400	Nippon Express Holdings Inc.	412,127
22,000	Nippon Paint Holdings Co., Ltd.	143,406
4,200	Nippon Sanso Holdings Corp.	136,637
125,000	Nippon Steel Corp.	503,022
10,600	Nippon Yusen KK	335,846
13,600	Nissan Chemical Corp.	459,484
53,200	Nissan Motor Co., Ltd.*	130,377
72,000	Nissui Corp.	569,774
11,500	Nitori Holdings Co., Ltd.	198,933
11,700	Nitto Boseki Co., Ltd.	1,022,271
17,200	Nitto Denko Corp.	424,886
77,400	Nomura Holdings Inc.	583,157
61,180	Nomura Research Institute Ltd.	2,459,303
768,600	NTT Inc.	766,018
17,000	Obayashi Corp.	346,414
87,100	Obic Co., Ltd.	2,801,289
29,600	Olympus Corp.	399,249
6,900	Open House Group Co., Ltd.	405,442
1,000	Oracle Corp. Japan	85,935
27,700	Oriental Land Co., Ltd.	534,200
29,800	ORIX Corp.	812,823
9,400	Osaka Gas Co., Ltd.	329,781
5,900	Otsuka Corp.	116,658
11,300	Otsuka Holdings Co., Ltd.	640,327
24,800	PAL Group Holdings Co., Ltd.	345,394
50,500	Pan Pacific International Holdings Corp.	306,115
60,100	Panasonic Holdings Corp.	756,007
41,500	Rakuten Group Inc.*	253,490
58,600	Recruit Holdings Co., Ltd.	3,029,456
758,400	Renesas Electronics Corp.	8,982,701
53,200	Resona Holdings Inc.	541,209
34,200	Resorttrust Inc.	425,695
11,800	Ryohin Keikaku Co., Ltd.	234,033
40,200	Sankyo Co., Ltd.	695,209
6,300	Sankyu Inc.	340,549
5,100	Sanrio Co., Ltd.	182,260
35,000	Santen Pharmaceutical Co., Ltd.	358,234

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.9% - (continued)
25,400	Sanwa Holdings Corp.	$654,053
28,200	Sawai Group Holdings Co., Ltd.	357,759
15,400	SBI Holdings Inc.	323,982
2,000	SCREEN Holdings Co., Ltd.	164,202
4,000	SCSK Corp.	145,768
10,900	Secom Co., Ltd.	368,462
5,400	Seibu Holdings Inc.	167,596
10,300	Sekisui Chemical Co., Ltd.	175,241
14,800	Sekisui House Ltd.	331,214
53,700	Seven & i Holdings Co., Ltd.	739,196
6,700	SG Holdings Co., Ltd.	66,944
67,100	Shimadzu Corp.	1,914,934
7,500	Shimano Inc.	798,240
129,200	Shin-Etsu Chemical Co., Ltd.	3,896,557
19,700	Shionogi & Co., Ltd.	337,464
11,500	Shiseido Co., Ltd.	163,791
20,900	SMC Corp.	7,339,559
754,500	Softbank Corp.	1,078,261
36,700	SoftBank Group Corp.	3,948,342
141,000	Sompo Holdings Inc.	4,464,915
158,400	Sony Financial Group Inc.*	149,872
275,300	Sony Group Corp.	8,073,926
16,400	Subaru Corp.	367,556
17,100	Sugi Holdings Co., Ltd.	403,339
11,400	Sumitomo Bakelite Co., Ltd.	371,425
28,100	Sumitomo Corp.	880,802
18,500	Sumitomo Electric Industries Ltd.	726,678
6,600	Sumitomo Metal Mining Co., Ltd.	217,056
270,500	Sumitomo Mitsui Financial Group Inc.	8,189,295
15,900	Sumitomo Mitsui Trust Group Inc.	460,060
7,900	Sumitomo Realty & Development Co., Ltd.	381,423
3,400	Suntory Beverage & Food Ltd.	107,768
42,400	Suzuki Motor Corp.	662,352
7,800	SWCC Corp.	531,893
58,300	Sysmex Corp.	558,565
12,700	T&D Holdings Inc.	275,824
12,800	Taiheiyo Cement Corp.	310,403
3,800	Taisei Corp.	324,660
41,054	Takeda Pharmaceutical Co., Ltd.	1,183,115
50,200	TDK Corp.	821,962
218,900	Terumo Corp.	3,438,030
5,400	TIS Inc.	178,247
2,300	Toho Co., Ltd.	132,417
47,000	Tokio Marine Holdings Inc.	1,656,936
11,500	Tokyo Electron Ltd.	2,370,668
7,800	Tokyo Gas Co., Ltd.	316,058
6,900	Tokyo Metro Co., Ltd.	70,904
18,900	Tokyo Ohka Kogyo Co., Ltd.	724,607
7,900	Tokyo Seimitsu Co., Ltd.	522,823
22,700	Tokyo Tatemono Co., Ltd.	501,698
13,300	Tokyu Corp.	155,080
65,200	Tokyu Fudosan Holdings Corp.	606,460
6,200	TOPPAN Holdings Inc.	199,991
34,200	Toray Industries Inc.	222,168
7,300	Toyo Suisan Kaisha Ltd.	524,198
20,400	Toyo Tire Corp.	560,553
17,900	Toyoda Gosei Co., Ltd.	408,924
4,400	Toyota Industries Corp.	492,443
339,500	Toyota Motor Corp.	6,855,094
17,800	Toyota Tsusho Corp.	575,652
3,300	Trend Micro Inc.	164,656

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 18.9% - (continued)
12,100	Tsumura & Co.	$302,503
6,800	Tsuruha Holdings Inc.	120,523
32,600	Unicharm Corp.	190,987
10,500	West Japan Railway Co.	208,779
47,100	Yamaguchi Financial Group Inc.	614,361
22,000	Yamaha Motor Co., Ltd.	159,463
5,700	Yokogawa Electric Corp.	182,078
23,200	Yokohama Financial Group Inc.	183,296
2,800	Zensho Holdings Co., Ltd.	168,721
10,300	ZOZO Inc.	88,477

	Total Japan	235,068,627

Luxembourg - 0.2%
40,287	ArcelorMittal SA	1,736,476
4,657	CVC Capital Partners PLC(b)	76,939
3,222	Eurofins Scientific SE	219,251
13,409	Millicom International Cellular SA	711,615
9,399	Tenaris SA	189,630

	Total Luxembourg	2,933,911

Macau - 0.0%@
58,400	Sands China Ltd.	159,736

Mexico - 0.0%@
5,521	Fresnillo PLC	192,633

Netherlands - 5.2%
14,656	ABN AMRO Bank NV, Dutch Certificate, GDR(b)	496,353
659	Adyen NV*(b)	1,025,374
33,272	Aegon Ltd.	267,260
96,730	Akzo Nobel NV	6,304,119
1,572	Argenx SE*	1,431,326
2,363	ASM International NV	1,310,711
19,216	ASML Holding NV	20,380,239
13,391	ASR Nederland NV	901,639
5,348	BE Semiconductor Industries NV	812,969
6,942	Euronext NV(b)	1,065,208
2,640	EXOR NV	221,781
13,504	Ferrovial SE	883,767
3,388	Heineken Holding NV	241,847
91,135	Heineken NV	7,418,888
1,287	IMCD NV	115,316
170,563	ING Groep NV	4,426,288
4,317	JDE Peet’s NV	158,280
23,173	Koninklijke Ahold Delhaize NV	957,843
4,595	Koninklijke Heijmans NV	321,435
98,104	Koninklijke KPN NV	447,692
215,744	Koninklijke Philips NV*	6,078,387
5,478	Nebius Group NV, Class A Shares*	519,698
6,785	NN Group NV	492,191
33,489	Prosus NV*	2,107,603
5,579	QIAGEN NV	266,090
3,029	Randstad NV	117,983
51,539	Stellantis NV	550,771
121,730	Universal Music Group NV	3,117,189
24,041	Wolters Kluwer NV	2,554,350

	Total Netherlands	64,992,597

New Zealand - 0.1%
40,319	Auckland International Airport Ltd.	185,050
20,347	Contact Energy Ltd.	112,432
15,038	Fisher & Paykel Healthcare Corp., Ltd.	321,837
24,727	Infratil Ltd.	165,543
33,439	Meridian Energy Ltd.	108,047
4,308	Xero Ltd.*	345,994

	Total New Zealand	1,238,903

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Norway - 0.5%
8,552	Aker BP ASA	$208,040
94,425	DNB Bank ASA	2,521,300
19,673	Equinor ASA	450,939
5,008	Gjensidige Forsikring ASA	140,091
11,344	Kongsberg Gruppen ASA	268,765
11,779	Mowi ASA	267,144
134,594	Norsk Hydro ASA	962,397
19,166	Orkla ASA	205,002
1,761	Salmar ASA	102,811
36,287	Scatec ASA*(b)	356,684
16,592	Telenor ASA	239,606
3,984	Yara International ASA	145,420

	Total Norway	5,868,199

Poland - 0.0%@
7,782	InPost SA*	91,106

Portugal - 0.2%
205,700	Banco Comercial Portugues SA, Class R Shares	196,160
81,309	EDP SA	363,005
10,576	Galp Energia SGPS SA	212,454
61,184	Jeronimo Martins SGPS SA	1,450,315

	Total Portugal	2,221,934

Singapore - 1.4%
1,099,358	CapitaLand Ascendas REIT	2,386,636
158,628	CapitaLand Integrated Commercial Trust, REIT	288,000
57,700	CapitaLand Investment Ltd.	118,144
54,340	DBS Group Holdings Ltd.	2,275,298
61,024	Grab Holdings Ltd., Class A Shares*	332,581
257,200	Keppel DC REIT	459,182
39,000	Keppel Ltd.	307,759
86,400	Oversea-Chinese Banking Corp., Ltd.	1,233,986
16,815	Sea Ltd., ADR*	2,337,453
22,300	Sembcorp Industries Ltd.	105,697
173,100	Sheng Siong Group Ltd.	363,603
44,450	Singapore Airlines Ltd.	222,579
20,400	Singapore Exchange Ltd.	266,010
39,700	Singapore Technologies Engineering Ltd.	254,838
534,000	Singapore Telecommunications Ltd.	1,946,330
135,103	United Overseas Bank Ltd.	3,545,699
80,000	UOL Group Ltd.	520,223
56,800	Wilmar International Ltd.	142,065

	Total Singapore	17,106,083

South Africa - 0.0%@
57,442	Investec PLC	415,579

South Korea - 1.5%
14,556	Classys Inc.	582,056
674	Hyosung Heavy Industries Corp.	875,951
4,061	Hyundai Rotem Co., Ltd.	487,071
9,267	IsuPetasys Co., Ltd.	909,194
27,480	JB Financial Group Co., Ltd.	451,651
14,075	Kia Corp.	1,096,005
2,276	KIWOOM Securities Co., Ltd.	424,899
12,127	LEENO Industrial Inc.	567,482
2,357	LG Innotek Co., Ltd.	380,477
10,496	Netmarble Corp.(b)	379,734
1,387	PharmaResearch Co., Ltd.	444,245
8,436	Poongsan Corp.	571,211
15,639	Samsung E&A Co., Ltd.	272,330
106,570	Samsung Electronics Co., Ltd.	7,293,296
4,074	Samsung Fire & Marine Insurance Co., Ltd.	1,337,276
5,239	Sanil Electric Co., Ltd.	513,164
40,670	Shinhan Financial Group Co., Ltd.	2,168,970

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
South Korea - 1.5% - (continued)
9,819	Silicon2 Co., Ltd.*	$304,414

	Total South Korea	19,059,426

Spain - 3.1%
624	Acciona SA	125,335
4,654	ACS Actividades de Construccion y Servicios SA	430,639
19,490	Aena SME SA(b)	530,155
44,085	Amadeus IT Group SA	3,246,085
39,701	Atalaya Mining Copper SA	373,955
309,095	Banco Bilbao Vizcaya Argentaria SA	6,662,062
129,320	Banco de Sabadell SA	468,821
384,869	Banco Santander SA	4,111,269
188,230	Bankinter SA	2,964,572
100,880	CaixaBank SA	1,122,058
12,691	Cellnex Telecom SA(b)	380,581
8,492	EDP Renovaveis SA	113,047
8,539	Endesa SA	309,567
7,354	Grifols SA	89,943
279,985	Iberdrola SA	5,912,183
20,767	Indra Sistemas SA	1,109,857
126,437	Industria de Diseno Textil SA	7,085,354
10,500	Logista Integral SA	358,504
192,943	Mapfre SA	892,532
49,264	Merlin Properties Socimi SA, REIT	726,857
3,522	Naturgy Energy Group SA	108,343
6,811	Redeia Corp. SA	121,477
29,360	Repsol SA	544,837
94,491	Telefonica SA	409,283

	Total Spain	38,197,316

Sweden - 2.5%
6,878	AddTech AB, Class B Shares	236,629
7,301	Alfa Laval AB	344,463
25,457	Assa Abloy AB, Class B Shares	968,759
70,438	Atlas Copco AB, Class A Shares	1,199,444
191,212	Atlas Copco AB, Class B Shares	2,926,068
19,076	Avanza Bank Holding AB	749,229
11,165	Beijer Ref AB, Class B Shares	177,996
7,733	Boliden AB*	370,620
330,749	Electrolux AB, Class B Shares*	2,101,919
17,088	Epiroc AB, Class A Shares	366,919
9,702	Epiroc AB, Class B Shares	186,832
12,710	EQT AB	438,216
15,039	Essity AB, Class B Shares	415,764
3,300	Evolution AB(b)	225,461
16,569	Fastighets AB Balder, Class B Shares*	119,124
12,583	H & M Hennes & Mauritz AB, Class B Shares	228,196
275,567	Hexagon AB, Class B Shares	3,230,168
1,892	Holmen AB, Class B Shares	69,219
2,076	Industrivarden AB, Class A Shares	86,950
5,461	Industrivarden AB, Class C Shares	228,922
6,879	Indutrade AB	170,736
4,075	Investment AB Latour, Class B Shares	97,382
46,982	Investor AB, Class B Shares	1,600,286
1,894	L E Lundbergforetagen AB, Class B Shares	100,472
6,350	Lifco AB, Class B Shares	233,212
10,403	Loomis AB, Class B Shares	418,482
19,246	NCC AB, Class B Shares	442,413
39,580	Nibe Industrier AB, Class B Shares	146,471
8,173	Saab AB, Class B Shares	411,848
5,522	Sagax AB, Class B Shares	118,078
27,030	Sandvik AB	817,684
12,710	Securitas AB, Class B Shares	193,683

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 2.5% - (continued)
39,785	Skandinaviska Enskilda Banken AB, Class A Shares	$789,803
8,894	Skanska AB, Class B Shares	228,254
9,099	SKF AB, Class B Shares	238,141
6,419	Spotify Technology SA*	3,844,147
306,385	Storskogen Group AB, Class B Shares	364,566
15,280	Svenska Cellulosa AB SCA, Class B Shares	198,491
120,516	Svenska Handelsbanken AB, Class A Shares	1,670,078
22,432	Swedbank AB, Class A Shares	714,462
5,394	Swedish Orphan Biovitrum AB*	193,655
13,860	Tele2 AB, Class B Shares	220,376
71,390	Telefonaktiebolaget LM Ericsson, Class B Shares	687,742
61,275	Telia Co. AB	245,810
5,823	Trelleborg AB, Class B Shares	244,448
40,414	Volvo AB, Class B Shares	1,211,344
44,405	Wihlborgs Fastigheter AB	432,409

	Total Sweden	30,705,371

Switzerland - 7.5%
59,048	ABB Ltd., Class Registered Shares	4,251,610
8,872	Accelleron Industries AG	700,814
16,837	Adecco Group AG, Class Registered Shares	470,214
43,964	Alcon AG	3,500,252
9,832	Avolta AG	539,965
1,036	Baloise Holding AG, Class Registered Shares	271,022
842	Banque Cantonale Vaudoise, Class Registered Shares	102,118
106	Barry Callebaut AG, Class Registered Shares	170,083
250	Belimo Holding AG, Class Registered Shares	244,147
711	BKW AG	148,402
112	Chocoladefabriken Lindt & Spruengli AG	1,649,756
3	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	447,139
27,080	Cie Financiere Richemont SA, Class Registered Shares	5,752,230
13,678	Coca-Cola HBC AG*	685,567
4,669	DKSH Holding AG	326,514
4,422	DSM-Firmenich AG	362,915
176	EMS-Chemie Holding AG, Class Registered Shares	120,035
3,984	Galderma Group AG	794,527
5,737	Galenica AG(b)	650,713
883	Geberit AG, Class Registered Shares	688,710
241	Givaudan SA, Class Registered Shares	1,015,824
401,530	Glencore PLC*	1,921,323
938	Helvetia Holding AG, Class Registered Shares	243,399
13,157	Holcim AG*	1,233,061
5,260	Julius Baer Group Ltd.	376,340
827	Kardex Holding AG, Class Registered Shares	286,726
1,246	Kuehne + Nagel International AG, Class Registered Shares	250,276
3,884	Logitech International SA, Class Registered Shares	437,595
8,289	Lonza Group AG, Class Registered Shares	5,689,389
66,492	Nestlé SA, Class Registered Shares	6,605,432
49,169	Novartis AG, Class Registered Shares	6,411,179
11,170	On Holding AG, Class A Shares*	491,368
580	Partners Group Holding AG	684,942
4,530	PSP Swiss Property AG, Class Registered Shares	801,405
62,233	Roche Holding AG	23,812,870
10,685	Sandoz Group AG	755,530
1,043	Schindler Holding AG	372,873
580	Schindler Holding AG, Class Registered Shares	196,916
29,827	SGS SA, Class Registered Shares	3,421,187
3,978	Sika AG, Class Registered Shares	785,225
1,295	Sonova Holding AG, Class Registered Shares	323,366
17,450	Sportradar Group AG, Class A Shares*	383,900
17,361	STMicroelectronics NV	399,309
2,852	Straumann Holding AG, Class Registered Shares	325,286

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 7.5% - (continued)
4,133	Sulzer AG, Class Registered Shares	$722,043
755	Swatch Group AG (The)	152,505
743	Swiss Life Holding AG, Class Registered Shares	814,848
2,152	Swiss Prime Site AG, Class Registered Shares	317,406
7,713	Swiss Re AG	1,355,567
657	Swisscom AG, Class Registered Shares	471,390
1,966	Swissquote Group Holding SA, Class Registered Shares	1,217,021
5,631	Temenos AG, Class Registered Shares	505,393
81,846	UBS Group AG, Class Registered Shares	3,146,971
6,305	VAT Group AG(b)	2,780,856
698	Ypsomed Holding AG, Class Registered Shares	287,456
3,770	Zurich Insurance Group AG	2,710,309

	Total Switzerland	93,583,219

Taiwan - 0.6%
106,000	Hon Hai Precision Industry Co., Ltd.	761,483
29,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,333,214
20,430	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,955,549

	Total Taiwan	8,050,246

United Kingdom - 16.4%
24,959	3i Group PLC	1,044,307
6,701	Admiral Group PLC	281,254
28,616	Anglo American PLC	1,082,621
3,391	ARM Holdings PLC, ADR*	459,684
11,036	Ashtead Group PLC	706,195
8,690	Associated British Foods PLC	245,640
120,112	AstraZeneca PLC	22,263,216
22,761	Auto Trader Group PLC(b)	192,523
77,999	Aviva PLC	673,338
50,581	Babcock International Group PLC	759,795
164,357	BAE Systems PLC	3,591,818
79,665	Balfour Beatty PLC	742,475
1,902,976	Barclays PLC	10,811,190
103,154	Barratt Redrow PLC	538,812
63,368	Beazley PLC	667,898
38,949	Berkeley Group Holdings PLC	1,936,537
1,350,567	BP PLC	8,119,558
111,329	British American Tobacco PLC	6,518,068
87,339	British Land Co. PLC (The), REIT	470,425
153,536	BT Group PLC	368,061
39,997	Bunzl PLC	1,145,677
124,971	Centrica PLC	283,717
5,415	Coca-Cola Europacific Partners PLC	496,501
136,378	Compass Group PLC	4,282,648
12,212	Computacenter PLC	480,157
151,340	ConvaTec Group PLC(b)	472,336
7,440	Cranswick PLC	508,195
266,652	Currys PLC	465,030
327,528	Diageo PLC	7,504,389
54,996	Drax Group PLC	540,725
41,352	easyJet PLC	273,366
24,079	Endeavour Mining PLC	1,106,702
61,014	Entain PLC	627,443
2,066	Games Workshop Group PLC	530,930
10,190	Genus PLC	354,767
168,268	GSK PLC	3,991,716
696,644	Haleon PLC	3,419,073
47,585	Halma PLC	2,246,343
174,153	Harbour Energy PLC	481,117
23,123	Hikma Pharmaceuticals PLC	475,833
618,708	HSBC Holdings PLC	8,760,290
16,412	ICG PLC	450,816

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.4% - (continued)
13,786	IMI PLC	$444,327
20,055	Imperial Brands PLC	851,452
38,993	Inchcape PLC	397,643
14,706	Indivior PLC*	494,122
33,720	Informa PLC	428,499
3,788	InterContinental Hotels Group PLC	502,161
31,896	International Consolidated Airlines Group SA	167,763
4,193	Intertek Group PLC	256,885
41,434	J Sainsbury PLC	176,702
64,950	JD Sports Fashion PLC	66,462
17,484	JET2 PLC	325,342
279,164	Kingfisher PLC	1,129,574
17,188	Land Securities Group PLC, REIT	137,712
151,154	Legal & General Group PLC	494,293
3,285,175	Lloyds Banking Group PLC	4,160,417
28,773	London Stock Exchange Group PLC	3,393,811
204,399	LondonMetric Property PLC, REIT	509,269
55,092	M&G PLC	198,713
12,571	Marex Group PLC	437,345
53,416	Marks & Spencer Group PLC	245,794
30,906	Melrose Industries PLC	243,807
751,791	National Grid PLC	11,395,213
515,644	NatWest Group PLC	4,299,774
2,993	Next PLC	559,670
55,594	OSB Group PLC	421,410
15,717	Pearson PLC	207,411
18,824	Phoenix Group Holdings PLC	173,561
152,696	Reckitt Benckiser Group PLC	11,824,469
203,144	RELX PLC	8,154,213
64,583	Rentokil Initial PLC	355,701
29,136	Rio Tinto PLC	2,095,453
666,598	Rolls-Royce Holdings PLC	9,438,138
275,039	Sage Group PLC (The)	3,911,582
19,403	Schroders PLC	99,887
351,552	Segro PLC, REIT	3,320,204
7,093	Severn Trent PLC	264,462
246,595	Shell PLC	9,079,260
133,629	Smith & Nephew PLC	2,219,486
32,308	Smiths Group PLC	1,045,446
16,863	Softcat PLC	323,387
1,975	Spirax Group PLC	175,337
30,722	SSE PLC	894,079
38,814	St. James’s Place PLC	715,781
182,776	Standard Chartered PLC	4,054,602
328,326	Tesco PLC	1,957,107
110,191	Trainline PLC*(b)	344,413
210,310	Tritax Big Box REIT PLC	413,741
105,713	Unilever PLC	6,356,895
17,837	United Utilities Group PLC	291,933
510,381	Vodafone Group PLC	637,421
9,926	Weir Group PLC (The)	364,731
229,786	WH Smith PLC	2,087,018
29,312	Whitbread PLC	966,583
15,902	Wise PLC, Class A Shares*	185,599

	Total United Kingdom	204,067,246

United States - 0.6%
213,716	Carnival Corp.*	5,509,598
9,529	Kiniksa Pharmaceuticals International PLC, Class A Shares*	405,173
7,713	Liberty Media Corp.-Liberty Formula One, Class C Shares*	740,294
526,000	Nexteer Automotive Group Ltd.	398,845

	Total United States	7,053,910

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
Uruguay - 0.0%@
228		MercadoLibre Inc.*	$472,366

		TOTAL COMMON STOCKS (Cost - $793,771,343)	1,200,607,258

PREFERRED STOCKS - 0.1%
Germany - 0.1%
1,209		Bayerische Motoren Werke AG, Class Preferred Shares	113,926
3,180		Dr ING hc F Porsche AG, Class Preferred Shares(b)	164,638
4,164		Henkel AG & Co. KGaA, Class Preferred Shares	336,168
4,147		Porsche Automobil Holding SE, Class Preferred Shares	178,576
710		Sartorius AG, Class Preferred Shares	207,072
5,246		Volkswagen AG, Class Preferred Shares	598,577

		TOTAL PREFERRED STOCKS (Cost - $1,668,063)	1,598,957

OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
18,811		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $819,661)	1,158,193

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $796,259,067)	1,203,364,408

Face Amount†
SHORT-TERM INVESTMENTS (d) - 2.4%
MONEY MARKET FUND - 0.0%@
$353,814		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(e) (Cost - $353,814)	353,814

TIME DEPOSITS - 2.4%
237,665	AUD	ANZ National Bank - Hong Kong, 2.300% due 12/1/25	155,611
3,809,114		ANZ National Bank - London, 3.220% due 12/1/25	3,809,114
		BBH - New York:
64,223	DKK	0.600% due 12/1/25	9,972
572,762	SEK	0.660% due 12/1/25	60,623
8,911	NZD	1.100% due 12/1/25	5,111
504,638	NOK	2.720% due 12/1/25	49,845
69,704	CHF	BNP Paribas - Paris, (0.300)% due 12/1/25	86,740
		Citibank - London:
990,463	EUR	0.880% due 12/1/25	1,148,590
60,856	GBP	2.910% due 12/1/25	80,528
6,610,092		Citibank - New York, 3.220% due 12/1/25	6,610,092
639,204	HKD	HSBC Bank - Hong Kong, 0.980% due 12/1/25	82,101
151,018	SGD	HSBC Bank - Singapore, 0.350% due 12/1/25	116,535
3,051,537		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	3,051,537
133,749	CAD	Royal Bank of Canada - Toronto, 1.080% due 12/1/25	95,668
13,409,904		Skandinaviska Enskilda Banken AB - Stockholm, 3.220% due 12/1/25	13,409,904
49,862,225	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, 0.120% due 12/1/25	319,200

		TOTAL TIME DEPOSITS (Cost - $29,091,171)	29,091,171

		TOTAL SHORT-TERM INVESTMENTS (Cost - $29,444,985)	29,444,985

		TOTAL INVESTMENTS - 99.1% (Cost - $825,704,052)	1,232,809,393

		Other Assets in Excess of Liabilities - 0.9%	10,792,820

		TOTAL NET ASSETS - 100.0%	$1,243,602,213

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $14,759,233 and represents 1.2% of net assets.

(c)	All or a portion of this security is on loan (See Note 1).
(d)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(e)	Represents investments of collateral received from securities lending transactions.

At November 30, 2025, for International Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$825,704,052	$455,803,954	$(48,615,700)	$407,188,254

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials	19.0%
Industrials	18.0
Health Care	12.8
Information Technology	11.7
Consumer Discretionary	11.0
Consumer Staples	7.2
Materials	5.8
Communication Services	4.4
Utilities	3.0
Energy	2.7
Real Estate	2.0
Short-Term Investments	2.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At November 30, 2025, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 Futures	20	12/25	$1,290,772	$1,315,971	$25,199
FTSE 100 Index Futures	6	12/25	756,677	773,783	17,106
SPI 200 Index Futures	2	12/25	286,650	282,329	(4,321)
TOPIX Index Futures	4	12/25	820,445	865,374	44,929

					$82,913

At November 30, 2025, International Equity Fund had deposited cash of $204,139 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 97.3%
Australia - 0.0%@
128,000	MMG Ltd.*	$114,032

Brazil - 5.1%
132,891	Ambev SA	345,162
35,249	Axia Energia	412,848
5,428	Axia Energia, Class Preferred Shares	68,183
148,617	B3 SA - Brasil Bolsa Balcao	416,643
42,982	Banco Bradesco SA	134,836
33,915	Banco BTG Pactual SA	343,202
445,408	Banco do Brasil SA	1,875,534
284,682	BB Seguridade Participacoes SA	1,819,724
15,025	Caixa Seguridade Participacoes SA	45,585
13,434	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	354,942
28,327	Cia Paranaense de Energia - Copel, Class Preferred Shares	76,176
7,096	CPFL Energia SA	64,853
20,881	Embraer SA	328,853
9,640	Energisa SA	89,097
20,624	Eneva SA*	76,795
143,568	Engie Brasil Energia SA	824,347
33,487	Equatorial Energia SA	249,509
116,618	Inter & Co., Inc., Class A Shares	1,060,058
4,382	JBS NV*	64,544
5,492	JBS NV, Class A Shares*	80,678
196,000	JSL SA	247,192
20,467	Klabin SA	68,040
396,063	Localiza Rent a Car SA	3,358,510
13,423	MBRF Global Foods Co. SA	48,623
383,616	Motiva Infraestrutura de Mobilidade SA	1,148,062
35,000	Multiplan Empreendimentos Imobiliarios SA	197,817
249,840	NU Holdings Ltd., Class A Shares*	4,344,718
107,311	Petroleo Brasileiro SA - Petrobras	671,266
88,012	Petroleo Brasileiro SA - Petrobras, ADR	1,103,671
141,762	PRIO SA*	988,515
429,031	Raia Drogasil SA	1,930,388
275,417	Rede D’Or Sao Luiz SA(a)	2,406,689
40,743	Rumo SA	128,652
172,096	Smartfit Escola de Ginastica e Danca SA	846,572
6,039	StoneCo Ltd., Class A Shares*	101,757
97,425	Suzano SA	868,678
23,500	TIM SA	111,549
17,165	TOTVS SA	137,674
21,149	Ultrapar Participações SA	87,152
102,587	Vale SA	1,295,735
110,105	Vale SA, Class B Shares, ADR	1,388,424
367,960	Vibra Energia SA	1,715,595
340,302	WEG SA	2,821,900
11,742	XP Inc., Class A Shares	231,435

	Total Brazil	34,980,183

Canada - 0.0%@
6,700	China Gold International Resources Corp., Ltd.	128,874

Chile - 0.6%
78,179	Antofagasta PLC	2,860,745
1,266,261	Banco de Chile	238,925
2,818	Banco de Credito e Inversiones SA	163,669
2,141,522	Banco Santander Chile	160,730
25,605	Cencosud SA	80,512
32,401	Empresas CMPC SA	45,274
9,413	Empresas COPEC SA	67,413

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Chile - 0.6% - (continued)
476,095	Enel Americas SA	$46,224
917,604	Enel Chile SA	71,569
17,667	Falabella SA	114,226
6,671,962	Latam Airlines Group SA	160,400

	Total Chile	4,009,687

China - 20.3%
9,300	360 Security Technology Inc., Class A Shares	17,935
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	11,377
47,500	3SBio Inc.*(a)	189,863
24,000	AAC Technologies Holdings Inc.	113,488
200	Accelink Technologies Co., Ltd., Class A Shares	1,723
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares	30,228
3,000	AECC Aviation Power Co., Ltd., Class A Shares	15,794
154,700	Agricultural Bank of China Ltd., Class A Shares	175,957
763,000	Agricultural Bank of China Ltd., Class H Shares(b)	572,290
11,877	Aier Eye Hospital Group Co., Ltd., Class A Shares	19,341
13,600	Air China Ltd., Class A Shares*	15,476
18,000	Akeso Inc.*(a)	285,185
31,400	Aluminum Corp. of China Ltd., Class A Shares	46,830
98,000	Aluminum Corp. of China Ltd., Class H Shares(b)	132,587
351	Amlogic Shanghai Co., Ltd., Class A Shares*	4,501
2,500	Angel Yeast Co., Ltd., Class A Shares	14,517
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	19,727
379,837	Anhui Conch Cement Co., Ltd., Class H Shares(b)	1,144,689
1,000	Anhui Gujing Distillery Co., Ltd., Class A Shares	23,550
3,700	Anhui Gujing Distillery Co., Ltd., Class B Shares	46,593
3,500	Anhui Jianghuai Automobile Group Corp., Ltd., Class A Shares*	24,319
1,900	Anker Innovations Technology Co., Ltd., Class A Shares	29,769
85,000	ANTA Sports Products Ltd.	927,837
1,759	Autohome Inc., ADR	41,794
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	23,022
44,000	AviChina Industry & Technology Co., Ltd., Class H Shares(b)	21,976
16,800	BAIC BluePark New Energy Technology Co., Ltd., Class A Shares*	18,623
62,968	Baidu Inc., Class A Shares*	925,512
47,000	Bank of Beijing Co., Ltd., Class A Shares	37,764
16,600	Bank of Changsha Co., Ltd., Class A Shares	22,642
4,000	Bank of Chengdu Co., Ltd., Class A Shares	9,549
54,930	Bank of China Ltd., Class A Shares	47,179
2,005,000	Bank of China Ltd., Class H Shares(b)	1,206,746
72,500	Bank of Communications Co., Ltd., Class A Shares	77,841
259,000	Bank of Communications Co., Ltd., Class H Shares(b)	237,829
14,800	Bank of Hangzhou Co., Ltd., Class A Shares	32,640
35,590	Bank of Jiangsu Co., Ltd., Class A Shares	53,969
16,600	Bank of Nanjing Co., Ltd., Class A Shares	27,168
14,790	Bank of Ningbo Co., Ltd., Class A Shares	59,353
29,640	Bank of Shanghai Co., Ltd., Class A Shares	41,425
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	30,988
1,300	Beijing Compass Technology Development Co., Ltd., Class A Shares*	22,641
9,900	Beijing Enlight Media Co., Ltd., Class A Shares	23,020
638	Beijing Kingsoft Office Software Inc., Class A Shares	28,097
2,000	Beijing New Building Materials PLC, Class A Shares	7,165
760	Beijing Roborock Technology Co., Ltd., Class A Shares	16,399
5,880	Beijing Tiantan Biological Products Corp., Ltd., Class A Shares	14,389
2,600	Beijing Tong Ren Tang Co., Ltd., Class A Shares	12,305
718	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	4,878
79,200	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	57,048
6,507	Bilibili Inc., Class Z Shares*	173,896
68,500	BOE Technology Group Co., Ltd., Class A Shares	37,436
11,900	BYD Co., Ltd., Class A Shares	160,544
361,890	BYD Co., Ltd., Class H Shares(b)	4,547,509
22,500	BYD Electronic International Co., Ltd.	96,183

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
703	Cambricon Technologies Corp., Ltd., Class A Shares*	$132,989
32,800	CGN Power Co., Ltd., Class A Shares	17,490
318,000	CGN Power Co., Ltd., Class H Shares(a)(b)	123,723
300	Changchun High-Tech Industry Group Co., Ltd., Class A Shares	4,217
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	24,245
6,800	Chifeng Jilong Gold Mining Co., Ltd., Class A Shares	31,167
232,000	China CITIC Bank Corp., Ltd., Class H Shares(b)	213,790
61,000	China Coal Energy Co., Ltd., Class H Shares(b)	82,509
54,000	China Communications Services Corp., Ltd., Class H Shares(b)	33,823
21,100	China Construction Bank Corp., Class A Shares	28,834
5,195,224	China Construction Bank Corp., Class H Shares(b)	5,459,318
9,900	China CSSC Holdings Ltd., Class A Shares	48,155
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	19,494
47,400	China Energy Engineering Corp., Ltd., Class A Shares	15,763
91,612	China Everbright Bank Co., Ltd., Class A Shares	46,781
127,000	China Feihe Ltd.(a)	67,516
12,000	China Galaxy Securities Co., Ltd., Class A Shares	27,044
99,000	China Galaxy Securities Co., Ltd., Class H Shares(b)	129,844
10,800	China Greatwall Technology Group Co., Ltd., Class A Shares*	22,929
76,500	China Hongqiao Group Ltd.	304,615
10,000	China International Capital Corp., Ltd., Class A Shares(c)(d)	49,352
46,400	China International Capital Corp., Ltd., Class H Shares(a)(b)(c)(d)	112,996
7,200	China Jushi Co., Ltd., Class A Shares	15,214
5,300	China Life Insurance Co., Ltd., Class A Shares	32,670
210,000	China Life Insurance Co., Ltd., Class H Shares(b)	726,886
10,200	China Literature Ltd.*(a)	49,333
65,000	China Longyuan Power Group Corp., Ltd., Class H Shares(b)	57,502
84,000	China Mengniu Dairy Co., Ltd.	162,283
34,800	China Merchants Bank Co., Ltd., Class A Shares	211,394
1,037,328	China Merchants Bank Co., Ltd., Class H Shares(b)	6,966,707
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	21,149
13,200	China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A Shares	18,583
9,230	China Merchants Securities Co., Ltd., Class A Shares	21,294
6,520	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	8,548
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	32,352
216,700	China Minsheng Banking Corp., Ltd., Class H Shares(b)	121,105
102,000	China National Building Material Co., Ltd., Class H Shares(b)	68,687
19,300	China National Chemical Engineering Co., Ltd., Class A Shares	20,357
34,000	China National Nuclear Power Co., Ltd., Class A Shares	41,496
2,470	China National Software & Service Co., Ltd., Class A Shares*	15,804
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	33,122
44,000	China Oilfield Services Ltd., Class H Shares(b)	41,026
12,500	China Pacific Insurance Group Co., Ltd., Class A Shares	61,518
73,400	China Pacific Insurance Group Co., Ltd., Class H Shares(b)	291,884
43,800	China Petroleum & Chemical Corp., Class A Shares	35,861
656,000	China Petroleum & Chemical Corp., Class H Shares(b)	372,077
27,800	China Railway Group Ltd., Class A Shares	21,366
138,000	China Railway Group Ltd., Class H Shares(b)	69,433
22,980	China Railway Signal & Communication Corp., Ltd., Class A Shares	16,920
4,498	China Resources Microelectronics Ltd., Class A Shares	29,568
148,300	China Resources Mixc Lifestyle Services Ltd.(a)	846,018
4,836	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	19,226
13,299	China Shenhua Energy Co., Ltd., Class A Shares	77,343
94,000	China Shenhua Energy Co., Ltd., Class H Shares(b)	481,752
20,400	China Southern Airlines Co., Ltd., Class A Shares*	19,594
90,040	China State Construction Engineering Corp., Ltd., Class A Shares	66,279
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	24,611
1,735	China Tourism Group Duty Free Corp., Ltd., Class A Shares	19,425
117,100	China Tower Corp., Ltd., Class H Shares(a)(b)	185,369
74,800	China United Network Communications Ltd., Class A Shares	57,187
15,600	China Vanke Co., Ltd., Class A Shares*	11,891

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
43,500	China Vanke Co., Ltd., Class H Shares*(b)	$20,400
41,900	China Yangtze Power Co., Ltd., Class A Shares	165,843
52,390	China Zheshang Bank Co., Ltd., Class A Shares	22,750
16,182	Chongqing Changan Automobile Co., Ltd., Class A Shares	27,356
28,000	Chongqing Rural Commercial Bank Co., Ltd., Class A Shares	25,746
70,000	Chongqing Rural Commercial Bank Co., Ltd., Class H Shares(b)	56,541
3,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	8,722
120,000	CITIC Ltd.	187,926
22,565	CITIC Securities Co., Ltd., Class A Shares	88,205
47,925	CITIC Securities Co., Ltd., Class H Shares(b)	165,106
26,600	CMOC Group Ltd., Class A Shares	61,285
108,000	CMOC Group Ltd., Class H Shares(b)	225,106
1,820	CNGR Advanced Material Co., Ltd., Class A Shares	10,853
16,100	CNPC Capital Co., Ltd., Class A Shares	20,879
86,871	Contemporary Amperex Technology Co., Ltd., Class A Shares	4,603,428
2,000	Contemporary Amperex Technology Co., Ltd., Class H Shares(b)	121,620
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares	9,058
20,320	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	41,985
80,750	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(b)	137,466
51,400	CRRC Corp., Ltd., Class A Shares	52,912
106,000	CRRC Corp., Ltd., Class H Shares(b)	84,254
8,700	CSC Financial Co., Ltd., Class A Shares	30,564
2,880	CSPC Innovation Pharmaceutical Co., Ltd., Class A Shares	13,245
227,120	CSPC Pharmaceutical Group Ltd.	231,522
49,700	Daqin Railway Co., Ltd., Class A Shares	38,535
342,200	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	855,737
600	Dongfang Electric Corp., Ltd., Class A Shares	1,820
27,025	East Money Information Co., Ltd., Class A Shares	89,677
39,445	Eastroc Beverage Group Co., Ltd., Class A Shares	1,472,031
900	Ecovacs Robotics Co., Ltd., Class A Shares	10,026
1,300	Empyrean Technology Co., Ltd., Class A Shares	19,239
23,900	ENN Energy Holdings Ltd.	218,142
377,843	ENN Natural Gas Co., Ltd., Class A Shares	1,138,719
2,300	Eoptolink Technology Inc. Ltd., Class A Shares	113,460
2,581	Eve Energy Co., Ltd., Class A Shares	26,157
7,300	Everbright Securities Co., Ltd., Class A Shares	17,921
4,000	Flat Glass Group Co., Ltd., Class A Shares	9,145
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	21,645
9,186	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares	48,064
57,500	Fosun International Ltd.	35,961
17,700	Founder Securities Co., Ltd., Class A Shares	19,431
22,400	Foxconn Industrial Internet Co., Ltd., Class A Shares	192,932
120,000	Full Truck Alliance Co., Ltd., ADR	1,362,000
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	38,247
16,400	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(b)	142,029
3,220	Ganfeng Lithium Group Co., Ltd., Class A Shares	28,574
4,600	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(b)	28,899
21,800	GD Power Development Co., Ltd., Class A Shares	17,368
32,200	GDS Holdings Ltd., Class A Shares*	137,362
15,100	GEM Co., Ltd., Class A Shares	16,117
28,000	Genscript Biotech Corp.*	53,769
9,000	GF Securities Co., Ltd., Class A Shares	26,955
10,400	Giant Biogene Holding Co., Ltd.(a)	48,477
924	Gigadevice Semiconductor Inc., Class A Shares	26,701
4,300	GoerTek Inc., Class A Shares	18,345
2,700	Goldwind Science & Technology Co., Ltd., Class A Shares	5,897
2,233	Goneo Group Co., Ltd., Class A Shares	13,542
2,000	Gotion High-tech Co., Ltd., Class A Shares	11,093
4,100	Great Wall Motor Co., Ltd., Class A Shares	12,722
68,500	Great Wall Motor Co., Ltd., Class H Shares(b)	132,036
2,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	14,282

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	$17,364
7,700	Guanghui Energy Co., Ltd., Class A Shares	5,445
15,100	Guangzhou Automobile Group Co., Ltd., Class A Shares	19,780
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	18,838
3,800	Guolian Minsheng Securities Co., Ltd., Class A Shares	5,507
9,400	Guosen Securities Co., Ltd., Class A Shares	17,259
30,178	Guotai Haitong Securities Co., Ltd., Class A Shares	81,884
60,864	Guotai Haitong Securities Co., Ltd., Class H Shares(a)(b)	121,508
5,900	Guoyuan Securities Co., Ltd., Class A Shares	6,862
17,542	H World Group Ltd., ADR	808,686
58,000	Haidilao International Holding Ltd.(a)	102,682
13,300	Haier Smart Home Co., Ltd., Class A Shares	51,934
63,400	Haier Smart Home Co., Ltd., Class H Shares(b)	218,380
70,600	Hainan Airlines Holding Co., Ltd., Class A Shares*	17,295
29,200	Hainan Airport Infrastructure Co., Ltd., Class A Shares	20,453
16,000	Haitian International Holdings Ltd.	44,907
4,939	Hangzhou First Applied Material Co., Ltd., Class A Shares	9,869
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	10,684
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares	2,892
38,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	196,521
1,600	Henan Shenhuo Coal Industry & Electricity Power Co., Ltd., Class A Shares	5,565
256,000	Hengan International Group Co., Ltd.	923,922
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	28,853
8,200	Hengtong Optic-electric Co., Ltd., Class A Shares	22,993
799	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	36,405
156,000	Horizon Robotics, Class B Shares*	158,701
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	7,166
21,000	Hua Hong Semiconductor Ltd., Class H Shares*(a)	202,026
18,400	Huadian Power International Corp., Ltd., Class A Shares	13,411
1,694	Huadong Medicine Co., Ltd., Class A Shares	10,082
15,100	Huafon Chemical Co., Ltd., Class A Shares	20,128
1,000	Huagong Tech Co., Ltd., Class A Shares	10,337
7,500	Huaibei Mining Holdings Co., Ltd., Class A Shares	13,068
22,500	Huaneng Power International Inc., Class A Shares	24,779
114,000	Huaneng Power International Inc., Class H Shares(b)	90,968
2,600	Huaqin Technology Co., Ltd., Class A Shares	32,337
16,000	Huatai Securities Co., Ltd., Class A Shares	47,862
35,800	Huatai Securities Co., Ltd., Class H Shares(a)(b)	84,434
30,500	Huaxia Bank Co., Ltd., Class A Shares	29,902
289,199	Huayu Automotive Systems Co., Ltd., Class A Shares	794,106
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	15,595
3,200	Humanwell Healthcare Group Co., Ltd., Class A Shares	8,760
3,785	Hundsun Technologies Inc., Class A Shares	15,726
4,476	Hygon Information Technology Co., Ltd., Class A Shares	138,123
1,600	IEIT Systems Co., Ltd., Class A Shares	13,974
1,400	Iflytek Co., Ltd., Class A Shares	9,818
560	Imeik Technology Development Co., Ltd., Class A Shares	11,532
111,300	Industrial & Commercial Bank of China Ltd., Class A Shares	127,694
1,824,000	Industrial & Commercial Bank of China Ltd., Class H Shares(b)	1,514,403
39,200	Industrial Bank Co., Ltd., Class A Shares	117,024
19,760	Industrial Securities Co., Ltd., Class A Shares	18,953
800	Ingenic Semiconductor Co., Ltd., Class A Shares	9,029
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	21,616
7,700	Inner Mongolia Dian Tou Energy Corp., Ltd., Class A Shares	28,394
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	11,267
13,600	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	56,548
24,400	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	46,434
41,000	Innovent Biologics Inc.*(a)	497,221
2,200	Isoftstone Information Technology Group Co., Ltd., Class A Shares	14,840
66,200	J&T Global Express Ltd.*	81,567
4,116	JA Solar Technology Co., Ltd., Class A Shares*	7,040

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
4,000	JCET Group Co., Ltd., Class A Shares	$20,364
31,900	JD Health International Inc.*(a)	251,137
57,000	JD Logistics Inc.*(a)	89,344
45,437	JD.com Inc., ADR	1,355,386
86,856	JD.com Inc., Class A Shares	1,300,014
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares*	10,068
46,000	Jiangsu Expressway Co., Ltd., Class H Shares(b)	59,197
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	27,979
9,701	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	85,394
3,000	Jiangsu King's Luck Brewery JSC Ltd., Class A Shares	16,046
1,800	Jiangsu Yanghe Distillery Co., Ltd., Class A Shares	16,860
3,200	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A Shares	16,172
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	13,923
10,600	Jiangxi Copper Co., Ltd., Class A Shares	56,326
29,000	Jiangxi Copper Co., Ltd., Class H Shares(b)	114,782
9,597	Jinko Solar Co., Ltd., Class A Shares*	7,656
10,693	Kanzhun Ltd., ADR	236,315
74,000	KE Holdings Inc., ADR	1,275,020
57,804	KE Holdings Inc., Class A Shares	334,540
89,000	Kingdee International Software Group Co., Ltd.*	161,802
27,800	Kingsoft Corp., Ltd.	102,252
121,100	Kuaishou Technology, Class B Shares(a)	1,059,771
3,200	Kuang-Chi Technologies Co., Ltd., Class A Shares*	20,457
2,800	Kunlun Tech Co., Ltd., Class A Shares*	17,245
1,888	Kweichow Moutai Co., Ltd., Class A Shares	387,507
900	Laopu Gold Co., Ltd., Class H Shares(b)	77,802
6,600	LB Group Co., Ltd., Class A Shares	17,168
1,032,000	Lenovo Group Ltd.	1,287,774
9,000	Lens Technology Co., Ltd., Class A Shares	35,149
35,206	Li Auto Inc., Class A Shares*	325,545
66,500	Li Ning Co., Ltd.	148,519
14,500	Lingyi iTech Guangdong Co., Class A Shares	28,560
51,500	Longfor Group Holdings Ltd.(a)	64,427
9,072	LONGi Green Energy Technology Co., Ltd., Class A Shares*	23,864
1,012	Loongson Technology Corp., Ltd., Class A Shares*	18,945
15,138	Luxshare Precision Industry Co., Ltd., Class A Shares	123,458
1,700	Luzhou Laojiao Co., Ltd., Class A Shares	32,688
3,400	Mango Excellent Media Co., Ltd., Class A Shares	12,492
41,000	Mao Geping Cosmetics Co. Ltd, Class H Shares(b)	477,797
864	Maxscend Microelectronics Co., Ltd., Class A Shares	8,472
105,500	Meitu Inc.*(a)	116,920
140,683	Meituan, Class B Shares*(a)	1,828,861
36,900	Metallurgical Corp. of China Ltd., Class A Shares	16,630
129,500	Midea Group Co., Ltd., Class A Shares	1,463,833
11,900	Midea Group Co., Ltd., Class H Shares(b)	135,526
12,516	MINISO Group Holding Ltd.	62,574
45,500	MINISO Group Holding Ltd., ADR	904,085
1,749	Montage Technology Co., Ltd., Class A Shares	29,466
10,086	Muyuan Foods Co., Ltd., Class A Shares	72,466
16,595	NARI Technology Co., Ltd., Class A Shares	52,004
5,493	National Silicon Industry Group Co., Ltd., Class A Shares*	16,508
1,180	NAURA Technology Group Co., Ltd., Class A Shares	71,618
125,625	NetEase Inc.	3,474,076
5,400	New China Life Insurance Co., Ltd., Class A Shares	50,229
28,000	New China Life Insurance Co., Ltd., Class H Shares(b)	167,331
6,400	New Hope Liuhe Co., Ltd., Class A Shares	8,522
34,310	New Oriental Education & Technology Group Inc.	176,854
788	Ningbo Deye Technology Co., Ltd., Class A Shares	9,054
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	17,162
4,500	Ningbo Sanxing Medical Electric Co., Ltd., Class A Shares	14,452
4,160	Ningbo Tuopu Group Co., Ltd., Class A Shares	37,181

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	$26,001
52,733	NIO Inc., Class A Shares*	294,826
56,400	Nongfu Spring Co., Ltd., Class H Shares(a)(b)	354,353
9,000	OFILM Group Co., Ltd., Class A Shares*	14,387
1,720	OmniVision Integrated Circuits Group Inc.	29,128
14,464	Orient Securities Co., Ltd., Class A Shares	21,331
24,800	People's Insurance Co. Group of China Ltd. (The), Class A Shares	30,412
238,000	People's Insurance Co. Group of China Ltd. (The), Class H Shares(b)	216,206
21,700	PetroChina Co., Ltd., Class A Shares	30,002
612,000	PetroChina Co., Ltd., Class H Shares(b)	683,604
2,025	Pharmaron Beijing Co., Ltd., Class A Shares	8,324
192,000	PICC Property & Casualty Co., Ltd., Class H Shares(b)	436,486
42,700	Ping An Bank Co., Ltd., Class A Shares	70,148
18,000	Ping An Insurance Group Co. of China Ltd., Class A Shares	150,340
793,368	Ping An Insurance Group Co. of China Ltd., Class H Shares(b)	5,802,317
850	Piotech Inc., Class A Shares	36,613
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	17,232
15,200	Pop Mart International Group Ltd.(a)	441,709
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	36,411
258,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(b)	182,405
22,300	Power Construction Corp. of China Ltd., Class A Shares	17,139
73,621	Proya Cosmetics Co., Ltd., Class A Shares	732,602
2,673	Qfin Holdings Inc., ADR	52,204
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	31,033
4,000	Range Intelligent Computing Technology Group Co., Ltd., Class A Shares	27,040
3,000	Remegen Co., Ltd., Class H Shares*(a)(b)	35,960
1,100	Rockchip Electronics Co., Ltd., Class A Shares	28,501
11,850	Rongsheng Petrochemical Co., Ltd., Class A Shares	16,290
11,800	SAIC Motor Corp., Ltd., Class A Shares	25,016
9,500	Sailun Group Co., Ltd., Class A Shares	21,451
6,100	Sanan Optoelectronics Co., Ltd., Class A Shares	11,410
18,900	Sany Heavy Industry Co., Ltd., Class A Shares	54,367
7,247	Satellite Chemical Co., Ltd., Class A Shares	17,320
20,600	SDIC Capital Co., Ltd., Class A Shares	21,363
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	28,651
2,700	Seres Group Co., Ltd., Class A Shares	48,286
7,700	SF Holding Co., Ltd., Class A Shares	41,815
1,267	SG Micro Corp., Class A Shares	11,683
16,700	Shaanxi Coal Industry Co., Ltd., Class A Shares	53,607
5,500	Shandong Gold Mining Co., Ltd., Class A Shares	28,665
28,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(b)	127,684
3,000	Shandong Himile Mechanical Science & Technology Co., Ltd., Class A Shares	29,263
2,250	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	9,011
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	9,947
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	14,400
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(b)	44,549
1,987	Shanghai Baosight Software Co., Ltd., Class A Shares	6,005
891	Shanghai BOCHU Electronic Technology Corp., Ltd., Class A Shares	16,721
23,700	Shanghai Electric Group Co., Ltd., Class A Shares*	29,317
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	15,375
2,000	Shanghai International Airport Co., Ltd., Class A Shares	8,964
2,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	6,804
56,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	91,262
5,102	Shanghai Putailai New Energy Technology Group Co., Ltd., Class A Shares	19,305
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,824
19,600	Shanghai Rural Commercial Bank Co., Ltd., Class A Shares	26,106
1,498	Shanghai United Imaging Healthcare Co., Ltd., Class A Shares	28,241
7,100	Shanjin International Gold Co., Ltd., Class A Shares	21,405
6,100	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	5,806
7,400	Shanxi Lu'an Environmental Energy Development Co., Ltd., Class A Shares	13,701
2,140	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	58,821

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
1,300	Sharetronic Data Technology Co., Ltd., Class A Shares	$25,852
18,000	Shenergy Co., Ltd., Class A Shares	21,386
4,400	Shengyi Technology Co., Ltd., Class A Shares	35,900
1,638	Shennan Circuits Co., Ltd., Class A Shares	45,346
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	35,530
295,324	Shenzhen Inovance Technology Co., Ltd., Class A Shares	2,956,819
2,900	Shenzhen Kinwong Electronic Co., Ltd., Class A Shares	27,029
21,334	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	616,286
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	15,836
3,900	Shenzhen Salubris Pharmaceuticals Co., Ltd., Class A Shares	34,174
1,359	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	12,334
24,200	Shenzhou International Group Holdings Ltd.	215,851
609	Sichuan Biokin Pharmaceutical Co., Ltd., Class A Shares*	32,698
12,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	24,758
4,400	Sichuan Kelun Pharmaceutical Co., Ltd., Class A Shares	21,399
1,500	Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd., Class H Shares*(b)	88,107
17,860	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	23,821
161,206	Sieyuan Electric Co., Ltd., Class A Shares	3,272,165
603,772	Sinopharm Group Co., Ltd., Class H Shares(b)	1,556,708
18,000	Sinotruk Hong Kong Ltd.	62,716
55,000	Smoore International Holdings Ltd.(a)	93,916
2,000	Spring Airlines Co., Ltd., Class A Shares	15,564
3,640	Sungrow Power Supply Co., Ltd., Class A Shares	94,540
19,900	Sunny Optical Technology Group Co., Ltd.	163,109
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	11,708
1,653	SUPCON Technology Co., Ltd., Class A Shares	11,668
1,900	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	20,216
1,960	Suzhou TFC Optical Communication Co., Ltd., Class A Shares	43,932
48,074	TAL Education Group, ADR*	528,814
8,060	TBEA Co., Ltd., Class A Shares	24,835
20,020	TCL Technology Group Corp., Class A Shares	11,596
4,875	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares*	6,489
457,655	Tencent Holdings Ltd.	36,168,991
50,699	Tencent Music Entertainment Group, ADR	935,397
4,300	Tianqi Lithium Corp., Class A Shares*	33,445
782,000	Tingyi Cayman Islands Holding Corp.	1,199,835
41,200	Tongcheng Travel Holdings Ltd.	115,829
31,900	Tongling Nonferrous Metals Group Co., Ltd., Class A Shares	22,992
10,300	Tongwei Co., Ltd., Class A Shares*	33,395
6,575	Trina Solar Co., Ltd., Class A Shares*	16,863
3,000	Tsingtao Brewery Co., Ltd., Class A Shares	26,979
18,000	Tsingtao Brewery Co., Ltd., Class H Shares(b)	121,805
3,350	UBTech Robotics Corp., Ltd., Class H Shares*(b)	48,887
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	10,543
8,160	Unisplendour Corp., Ltd., Class A Shares	28,813
1,418	Verisilicon Microelectronics Shanghai Co., Ltd., Class A Shares*	31,265
1,500	Victory Giant Technology Huizhou Co., Ltd., Class A Shares	57,593
9,018	Vipshop Holdings Ltd., ADR	177,114
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	44,683
12,400	Weichai Power Co., Ltd., Class A Shares	30,400
648,200	Weichai Power Co., Ltd., Class H Shares(b)	1,607,081
7,640	Wens Foodstuff Group Co., Ltd., Class A Shares	19,533
8,300	Western Mining Co., Ltd., Class A Shares	27,060
11,400	Western Securities Co., Ltd., Class A Shares	12,952
2,442	Western Superconducting Technologies Co., Ltd., Class A Shares	22,836
1,600	Wingtech Technology Co., Ltd., Class A Shares*	9,269
4,880	Wolong Electric Group Co., Ltd., Class A Shares	28,758
2,038	Wuhan Guide Infrared Co., Ltd., Class A Shares*	3,541
5,000	Wuliangye Yibin Co., Ltd., Class A Shares	83,383
2,960	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	29,144
6,764	WuXi AppTec Co., Ltd., Class A Shares	87,596

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 20.3% - (continued)
8,748	WuXi AppTec Co., Ltd., Class H Shares(a)(b)	$114,200
98,000	Wuxi Biologics Cayman Inc.*(a)	393,453
7,500	WuXi XDC Cayman Inc.*	63,298
22,000	XCMG Construction Machinery Co., Ltd., Class A Shares	32,144
688,000	Xiaomi Corp., Class B Shares*(a)	3,655,145
2,778	Xinjiang Daqo New Energy Co., Ltd., Class A Shares*	11,305
112,000	Xinyi Solar Holdings Ltd.	46,451
35,222	XPeng Inc., Class A Shares*	383,827
23,000	XtalPi Holdings Ltd.*	29,538
42,000	Yadea Group Holdings Ltd.(a)	66,647
10,660	Yankuang Energy Group Co., Ltd., Class A Shares	21,010
96,700	Yankuang Energy Group Co., Ltd., Class H Shares(b)	126,428
3,700	Yantai Jereh Oilfield Services Group Co., Ltd., Class A Shares	29,565
1,470	Yealink Network Technology Corp., Ltd., Class A Shares	7,029
5,330	Yonyou Network Technology Co., Ltd., Class A Shares*	10,767
8,200	YTO Express Group Co., Ltd., Class A Shares	19,788
19,984	Yum China Holdings Inc.	964,099
7,900	Yunnan Aluminium Co., Ltd., Class A Shares	27,688
5,000	Yunnan Baiyao Group Co., Ltd., Class A Shares	39,668
7,400	Yunnan Yuntianhua Co., Ltd., Class A Shares	32,484
6,100	Yutong Bus Co., Ltd., Class A Shares	26,838
4,000	Zangge Mining Co., Ltd., Class A Shares	34,487
1,600	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	38,902
48,500	Zhaojin Mining Industry Co., Ltd., Class H Shares(b)	182,649
10,200	Zhejiang China Commodities City Group Co., Ltd., Class A Shares	23,766
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	8,362
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,173
61,680	Zhejiang Expressway Co., Ltd., Class H Shares(b)	59,879
2,158	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	18,923
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	9,831
5,900	Zhejiang Juhua Co., Ltd., Class A Shares	28,054
14,782	Zhejiang Leapmotor Technology Co., Ltd., Class H Shares*(a)(b)	100,859
7,200	Zhejiang NHU Co., Ltd., Class A Shares	24,861
5,500	Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A Shares	33,515
7,000	Zhejiang Wanfeng Auto Wheel Co., Ltd., Class A Shares	15,977
23,800	Zhejiang Zheneng Electric Power Co., Ltd., Class A Shares	16,943
7,900	Zheshang Securities Co., Ltd., Class A Shares	12,255
1,820	Zhongji Innolight Co., Ltd., Class A Shares	132,855
11,600	Zhongjin Gold Corp., Ltd., Class A Shares	37,317
2,300	Zhongtai Securities Co., Ltd., Class A Shares	2,159
1,457	Zhuzhou CRRC Times Electric Co., Ltd., Class A Shares	10,283
11,200	Zhuzhou CRRC Times Electric Co., Ltd., Class H Shares(b)	55,650
33,400	Zijin Mining Group Co., Ltd., Class A Shares	136,052
162,000	Zijin Mining Group Co., Ltd., Class H Shares(b)	643,064
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	15,103
3,100	ZTE Corp., Class A Shares	18,490
18,000	ZTE Corp., Class H Shares(b)	72,879
12,405	ZTO Express Cayman Inc.	255,664

	Total China	138,849,842

Colombia - 0.0%@
6,956	Grupo Cibest SA	118,557
12,422	Interconexion Electrica SA ESP	83,365

	Total Colombia	201,922

Czech Republic - 0.1%
3,706	CEZ AS	226,632
1,913	Komercni Banka AS	106,992
6,477	Moneta Money Bank AS(a)	58,898

	Total Czech Republic	392,522

Egypt - 0.3%
55,480	Commercial International Bank - Egypt (CIB)	125,188
819,550	Commercial International Bank - Egypt (CIB), Class Registered Shares, GDR	1,803,216

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Egypt - 0.3% - (continued)
30,598	Eastern Co. SAE*	$29,603

	Total Egypt	1,958,007

France - 0.1%
4,038	Gaztransport Et Technigaz SA	807,688

Greece - 0.9%
63,109	Alpha Bank SA	257,266
308,610	Eurobank Ergasias Services & Holdings SA	1,222,245
1,594	FF Group*(d)#	–
5,468	Hellenic Telecommunications Organization SA	108,502
3,520	JUMBO SA	111,708
125,902	National Bank of Greece SA	1,971,874
58,803	OPAP SA	1,201,239
152,101	Piraeus Financial Holdings SA*	1,247,766
5,371	Public Power Corp. SA	108,400

	Total Greece	6,229,000

Hong Kong - 4.6%
297,222	AIA Group Ltd.	3,097,119
718,110	Alibaba Group Holding Ltd.	14,152,064
55,364	Alibaba Group Holding Ltd., ADR	8,708,757
164,000	Alibaba Health Information Technology Ltd.*	117,692
17,500	Beijing Enterprises Holdings Ltd.	76,596
464,000	Bosideng International Holdings Ltd.	295,868
28,000	C&D International Investment Group Ltd.	59,630
92,800	China Gas Holdings Ltd.	102,635
519,000	China Medical System Holdings Ltd.	888,405
43,538	China Merchants Port Holdings Co., Ltd.	87,896
110,500	China Overseas Land & Investment Ltd.	189,064
131,000	China Power International Development Ltd.	57,766
44,000	China Resources Beer Holdings Co., Ltd.	157,499
27,600	China Resources Gas Group Ltd.	80,949
89,500	China Resources Land Ltd.	347,555
64,000	China Resources Power Holdings Co., Ltd.	152,924
228,000	China Ruyi Holdings Ltd.*	71,587
32,000	China State Construction International Holdings Ltd.	38,211
39,600	China Taiping Insurance Holdings Co., Ltd.	88,625
54,000	Chow Tai Fook Jewellery Group Ltd.	94,801
50,000	Far East Horizon Ltd.	51,188
158,000	Galaxy Entertainment Group Ltd.	819,382
707,000	GCL Technology Holdings Ltd.*	105,549
170,000	Geely Automobile Holdings Ltd.	370,612
96,000	Guangdong Investment Ltd.	92,325
116,000	Kunlun Energy Co., Ltd.	110,766
2,700	NetEase Cloud Music Inc.*(a)	67,151
3,000	Orient Overseas International Ltd.	48,738
290,750	Sino Biopharmaceutical Ltd.	264,017
1,495,000	Want Want China Holdings Ltd.	895,773
1,600	Zijin Gold International Co., Ltd.*	28,607

	Total Hong Kong	31,719,751

Hungary - 0.7%
125,718	MOL Hungarian Oil & Gas PLC	1,112,027
33,469	OTP Bank Nyrt	3,481,841
3,677	Richter Gedeon Nyrt	108,839

	Total Hungary	4,702,707

India - 15.5%
1,569	ABB India Ltd.	91,104
4,372	Adani Enterprises Ltd.	111,542
14,919	Adani Ports & Special Economic Zone Ltd.	253,233
80,819	Adani Power Ltd.*	133,350
333,000	Aditya Birla Capital Ltd.*	1,332,403
1,166	Alkem Laboratories Ltd.	74,070
18,959	Ambuja Cements Ltd.	116,534

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 15.5% - (continued)
6,170	APL Apollo Tubes Ltd.	$118,679
51,222	Apollo Hospitals Enterprise Ltd.	4,206,032
79,699	Ashok Leyland Ltd.	140,999
9,241	Asian Paints Ltd.	297,339
3,407	Astral Ltd.	54,981
10,537	AU Small Finance Bank Ltd.(a)	112,324
7,814	Aurobindo Pharma Ltd.	107,261
4,515	Avenue Supermarts Ltd.*(a)	201,922
121,436	Axis Bank Ltd.	1,743,079
1,856	Bajaj Auto Ltd.	188,506
79,129	Bajaj Finance Ltd.	918,560
10,679	Bajaj Finserv Ltd.	250,213
806	Bajaj Holdings & Investment Ltd.	103,725
2,232	Balkrishna Industries Ltd.	57,808
28,101	Bank of Baroda	91,188
102,669	Bharat Electronics Ltd.	473,868
6,960	Bharat Forge Ltd.	111,956
34,919	Bharat Heavy Electricals Ltd.	113,645
41,515	Bharat Petroleum Corp., Ltd.	167,000
72,474	Bharti Airtel Ltd.	1,707,381
198	Bosch Ltd.	79,930
3,012	Britannia Industries Ltd.	196,987
3,360	BSE Ltd.	109,108
47,609	Canara Bank	80,750
21,877	CG Power & Industrial Solutions Ltd.	164,846
65,701	Cholamandalam Investment & Finance Co., Ltd.	1,276,303
15,666	Cipla Ltd.	268,417
52,582	Coal India Ltd.	221,420
4,130	Colgate-Palmolive India Ltd.	100,144
2,936	Coromandel International Ltd.	78,083
4,282	Cummins India Ltd.	214,157
16,912	Dabur India Ltd.	98,190
136,000	Delhivery Ltd.*	648,239
3,468	Divi’s Laboratories Ltd.	250,970
1,019	Dixon Technologies India Ltd.	166,680
20,484	DLF Ltd.	166,197
15,744	Dr Reddy's Laboratories Ltd.	221,986
3,846	Eicher Motors Ltd.	303,626
67,358	Eternal Ltd.*	226,670
6,084	Fortis Healthcare Ltd.	62,741
35,213	FSN E-Commerce Ventures Ltd.*	105,203
59,222	GAIL India Ltd.	116,689
94,009	GMR Airports Ltd.*	114,103
12,040	Godrej Consumer Products Ltd.	154,297
4,526	Godrej Properties Ltd.*	106,780
8,058	Grasim Industries Ltd.	246,962
5,781	Havells India Ltd.	93,295
26,729	HCL Technologies Ltd.	486,130
4,988	HDFC Asset Management Co., Ltd.(a)	149,265
414,642	HDFC Bank Ltd.	4,683,182
268,842	HDFC Bank Ltd., ADR	9,898,762
27,988	HDFC Life Insurance Co., Ltd.(a)	240,474
3,472	Hero MotoCorp Ltd.	239,824
37,965	Hindalco Industries Ltd.	343,692
5,597	Hindustan Aeronautics Ltd.	284,354
25,229	Hindustan Petroleum Corp., Ltd.	129,270
23,112	Hindustan Unilever Ltd.	639,112
412	Hitachi Energy India Ltd.	102,101
4,546	Hyundai Motor India Ltd.	118,397
148,986	ICICI Bank Ltd.	2,316,485
197,944	ICICI Bank Ltd., ADR	6,181,791

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 15.5% - (continued)
7,010	ICICI Lombard General Insurance Co., Ltd.(a)	$154,527
10,058	ICICI Prudential Life Insurance Co., Ltd.(a)	69,891
119,973	IDFC First Bank Ltd.	107,667
23,366	Indian Hotels Co., Ltd. (The), Class A Shares	194,712
75,070	Indian Oil Corp., Ltd.	135,864
7,982	Indian Railway Catering & Tourism Corp., Ltd.	61,320
443,329	Indus Towers Ltd.*	1,989,203
16,128	IndusInd Bank Ltd.*	154,871
9,654	Info Edge India Ltd.	143,769
93,920	Infosys Ltd.	1,646,073
90,672	Infosys Ltd., ADR(e)	1,584,947
5,337	InterGlobe Aviation Ltd.(a)	352,563
84,584	ITC Ltd.	382,845
8,783	Jindal Stainless Ltd.	75,952
9,969	Jindal Steel Ltd.	117,016
408,540	Jio Financial Services Ltd.	1,399,739
12,171	JSW Energy Ltd.	66,549
17,161	JSW Steel Ltd.	223,469
11,798	Jubilant Foodworks Ltd.	79,298
11,490	Kalyan Jewellers India Ltd.	64,967
17,400	KEI Industries Ltd.	807,198
149,386	Kotak Mahindra Bank Ltd.	3,551,794
33,896	Larsen & Toubro Ltd.	1,543,964
515,000	Lemon Tree Hotels Ltd.*(a)	912,959
7,722	Lodha Developers Ltd.(a)	99,503
2,225	LTIMindtree Ltd.(a)	151,787
6,264	Lupin Ltd.	145,762
115,910	Mahindra & Mahindra Ltd.	4,872,256
11,571	MakeMyTrip Ltd.*	826,054
3,608	Mankind Pharma Ltd.	91,034
14,859	Marico Ltd.	119,259
3,556	Maruti Suzuki India Ltd.	633,164
21,904	Max Healthcare Institute Ltd.	284,818
3,048	Mphasis Ltd.	96,045
71	MRF Ltd.	121,105
3,376	Muthoot Finance Ltd.	141,557
18,790	Nestle India Ltd.	265,311
75,619	NHPC Ltd.	64,933
106,309	NMDC Ltd.	87,990
121,455	NTPC Ltd.	444,507
69,545	Oberoi Realty Ltd.	1,283,116
89,092	Oil & Natural Gas Corp., Ltd.	242,896
13,625	Oil India Ltd.	63,062
6,016	One 97 Communications Ltd.*	88,893
553	Oracle Financial Services Software Ltd.	50,124
185	Page Industries Ltd.	78,795
10,276	PB Fintech Ltd.*	208,797
3,171	Persistent Systems Ltd.	225,922
23,014	Petronet LNG Ltd.	70,120
75,085	Phoenix Mills Ltd. (The)	1,456,360
2,152	PI Industries Ltd.	81,762
8,798	Pidilite Industries Ltd.	145,023
49,000	PN Gadgil Jewellers Ltd.*	343,405
1,429	Polycab India Ltd.	119,289
41,028	Power Finance Corp., Ltd.	166,508
128,662	Power Grid Corp. of India Ltd.	388,941
4,572	Prestige Estates Projects Ltd.	85,591
76,677	Punjab National Bank	106,982
12,011	Rail Vikas Nigam Ltd.	43,560
36,067	REC Ltd.	145,494
625,274	Reliance Industries Ltd.	10,975,858

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 15.5% - (continued)
130,607	Samvardhana Motherson International Ltd.	$169,988
7,571	SBI Cards & Payment Services Ltd.	74,600
12,653	SBI Life Insurance Co., Ltd.(a)	278,881
275	Shree Cement Ltd.	81,306
39,677	Shriram Finance Ltd.	378,087
784	Siemens Energy India Ltd.*	27,720
2,571	Siemens Ltd.	94,937
790	Solar Industries India Ltd.	117,696
3,892	SRF Ltd.	127,685
49,382	State Bank of India	540,963
26,770	Sun Pharmaceutical Industries Ltd.	549,979
2,112	Sundaram Finance Ltd.	111,784
1,866	Supreme Industries Ltd.	70,810
288,923	Suzlon Energy Ltd.*	174,842
26,885	Swiggy Ltd.*	113,407
3,941	Tata Communications Ltd.	80,077
123,535	Tata Consultancy Services Ltd.	4,345,464
16,465	Tata Consumer Products Ltd.	216,034
62,340	Tata Motors Ltd.*(c)	245,559
56,032	Tata Motors Passenger Vehicles Ltd.	223,693
42,568	Tata Power Co., Ltd. (The)	185,616
209,386	Tata Steel Ltd.	393,886
14,888	Tech Mahindra Ltd.	252,993
110,925	Titan Co., Ltd.	4,850,970
3,612	Torrent Pharmaceuticals Ltd.	150,049
5,829	Torrent Power Ltd.	85,891
5,074	Trent Ltd.	241,379
3,306	Tube Investments of India Ltd.	103,010
6,734	TVS Motor Co., Ltd.	266,288
22,222	UltraTech Cement Ltd.	2,881,495
51,638	Union Bank of India Ltd.	88,547
9,159	United Spirits Ltd.	148,715
156,978	UPL Ltd.	1,332,461
37,056	Varun Beverages Ltd.	199,765
41,844	Vedanta Ltd.	246,467
64,656	Vishal Mega Mart Ltd.*	98,349
683,511	Vodafone Idea Ltd.*	76,164
7,259	Voltas Ltd.	111,787
2,657	WAAREE Energies Ltd.	94,789
71,714	Wipro Ltd.	200,669
394,970	Yes Bank Ltd.*	101,440
7,268	Zydus Lifesciences Ltd.	76,463

	Total India	105,811,759

Indonesia - 1.5%
361,200	Amman Mineral Internasional PT*	143,076
3,469,200	Astra International Tbk PT	1,363,670
2,644,042	Bank Central Asia Tbk PT	1,319,413
6,154,548	Bank Mandiri Persero Tbk PT	1,787,175
494,700	Bank Negara Indonesia Persero Tbk PT	126,726
8,983,492	Bank Rakyat Indonesia Persero Tbk PT	1,985,393
560,447	Barito Pacific Tbk PT*	120,388
118,000	Barito Renewables Energy Tbk PT	67,803
266,300	Chandra Asri Pacific Tbk PT	118,286
243,100	Charoen Pokphand Indonesia Tbk PT	67,568
25,000	Dian Swastatika Sentosa Tbk PT*	164,987
27,884,300	GoTo Gojek Tokopedia Tbk PT, Class A Shares*	107,117
162,900	Indofood Sukses Makmur Tbk PT	71,986
391,500	Petrindo Jaya Kreasi Tbk PT	62,957
564,000	Sumber Alfaria Trijaya Tbk PT	60,925
1,378,587	Telkom Indonesia Persero Tbk PT	291,773
78,356	Telkom Indonesia Persero Tbk PT, ADR	1,688,572

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Indonesia - 1.5% - (continued)
478,300	United Tractors Tbk PT	$804,841

	Total Indonesia	10,352,656

Ireland - 0.5%
27,076	PDD Holdings Inc., ADR*	3,142,982

Kazakhstan - 0.2%
15,500	Kaspi.KZ JSC, ADR*	1,198,305

Kuwait - 0.3%
45,974	Boubyan Bank KSCP	105,945
51,115	Gulf Bank KSCP	59,339
315,836	Kuwait Finance House KSCP	819,522
31,451	Mabanee Co., KPSC	110,236
62,567	Mobile Telecommunications Co., KSCP	106,037
239,292	National Bank of Kuwait SAKP	782,903

	Total Kuwait	1,983,982

Luxembourg - 0.2%
7,234	Globant SA*	460,300
4,054	Reinet Investments SCA	137,226
21,284	Ternium SA, ADR	783,890
8,392	Zabka Group SA*	53,490

	Total Luxembourg	1,434,906

Malaysia - 0.5%
66,500	AMMB Holdings Bhd	95,752
59,300	Axiata Group Bhd	34,580
114,300	CELCOMDIGI BHD	90,650
224,307	CIMB Group Holdings Bhd	415,401
135,700	Gamuda Bhd	175,852
21,400	Hong Leong Bank Bhd	109,506
64,800	IHH Healthcare Bhd	129,598
87,500	IOI Corp. Bhd	84,480
16,400	Kuala Lumpur Kepong Bhd	80,155
168,609	Malayan Banking Bhd	404,304
57,900	Maxis Bhd	55,924
30,600	MISC Bhd	55,604
103,300	MR DIY Group M Bhd(a)	37,786
1,900	Nestle Malaysia Bhd	49,146
72,100	Petronas Chemicals Group Bhd	52,353
8,600	Petronas Dagangan Bhd	41,348
23,900	Petronas Gas Bhd	101,364
115,400	Press Metal Aluminium Holdings Bhd	187,355
401,800	Public Bank Bhd	422,905
47,250	QL Resources Bhd	46,355
55,600	RHB Bank Bhd	93,500
56,800	SD Guthrie Bhd	71,611
81,500	Sunway Bhd	107,473
31,400	Telekom Malaysia Bhd	56,372
71,300	Tenaga Nasional Bhd	227,438
99,360	YTL Corp. Bhd	51,287
73,560	YTL Power International Bhd	58,104

	Total Malaysia	3,336,203

Mexico - 2.5%
109,459	Alfa SAB de CV, Class A Shares	86,198
67,295	America Movil SAB de CV, ADR	1,553,169
511,212	America Movil SAB de CV, Series B	584,598
13,210	Arca Continental SAB de CV	134,752
21,500	BBB Foods Inc., Class A Shares*	700,470
14,849	Coca-Cola Femsa SAB de CV	128,766
94,286	Fibra Uno Administracion SA de CV, REIT	136,450
48,694	Fomento Economico Mexicano SAB de CV	470,656
4,156	Gruma SAB de CV, Class B Shares	73,552
7,753	Grupo Aeroportuario del Centro Norte SAB de CV, Class B Shares	103,767
6,343	Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,506,399

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 2.5% - (continued)
10,814	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	$265,930
5,233	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	157,993
34,834	Grupo Bimbo SAB de CV, Series A	110,201
18,121	Grupo Carso SAB de CV, Series A1	124,621
10,056	Grupo Comercial Chedraui SA de CV	72,199
488,988	Grupo Financiero Banorte SAB de CV, Class O Shares	4,659,864
55,152	Grupo Financiero Inbursa SAB de CV, Class O Shares	130,114
176,466	Grupo México SAB de CV, Series B	1,540,952
5,676	Industrias Peñoles SAB de CV*	238,678
472,552	Kimberly-Clark de México SAB de CV, Class A Shares	999,486
28,252	Prologis Property Mexico SA de CV, REIT	120,051
5,386	Promotora y Operadora de Infraestructura SAB de CV	74,051
99,000	Regional SAB de CV	736,039
664,124	Wal-Mart de Mexico SAB de CV	2,240,664

	Total Mexico	16,949,620

Netherlands - 0.3%
16,911	NEPI Rockcastle NV*	144,826
27,000	Prosus NV*	1,699,223

	Total Netherlands	1,844,049

Peru - 0.3%
5,612	Cia de Minas Buenaventura SAA, ADR	139,065
7,760	Credicorp Ltd.	1,995,950

	Total Peru	2,135,015

Philippines - 0.5%
7,250	Ayala Corp.	58,720
183,660	Ayala Land Inc.	63,767
62,306	Bank of the Philippine Islands	123,808
65,490	BDO Unibank Inc.	146,375
302,320	International Container Terminal Services Inc.	2,800,875
14,290	Jollibee Foods Corp.	46,062
9,080	Manila Electric Co.	91,634
55,726	Metropolitan Bank & Trust Co.	62,725
2,295	PLDT Inc.	50,641
7,820	SM Investments Corp.	98,696
322,400	SM Prime Holdings Inc.	126,585

	Total Philippines	3,669,888

Poland - 1.4%
19,525	Allegro.eu SA*(a)	171,370
18,675	Bank Millennium SA*	79,797
5,322	Bank Polska Kasa Opieki SA	291,346
324	Budimex SA	55,497
1,660	CCC SA*	61,408
1,691	CD Projekt SA	118,718
8,900	Diagnostyka SA	415,711
138,495	Dino Polska SA*(a)	1,548,290
161,431	InPost SA*	1,889,925
3,953	KGHM Polska Miedz SA*	229,441
37	LPP SA	172,372
385	mBank SA*	108,017
16,818	ORLEN SA	432,947
23,212	PGE Polska Grupa Energetyczna SA*	62,743
155,738	Powszechna Kasa Oszczednosci Bank Polski SA	3,300,236
17,818	Powszechny Zaklad Ubezpieczen SA	306,670
1,063	Santander Bank Polska SA	149,885

	Total Poland	9,394,373

Qatar - 0.3%
185,855	Al Rayan Bank	111,317
58,133	Barwa Real Estate Co.	40,977
109,122	Commercial Bank PSQC (The)	120,644
50,646	Dukhan Bank	48,372
44,158	Industries Qatar QSC	147,194

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Qatar - 0.3% - (continued)
113,710	Mesaieed Petrochemical Holding Co.	$36,634
27,407	Ooredoo QPSC	96,141
14,392	Qatar Electricity & Water Co. QSC	58,534
16,292	Qatar Fuel QSC	66,915
82,215	Qatar Gas Transport Co., Ltd.	101,923
35,539	Qatar International Islamic Bank QSC	107,770
54,564	Qatar Islamic Bank QPSC	348,150
129,949	Qatar National Bank QPSC	645,354

	Total Qatar	1,929,925

Russia - 0.0%@
64,081	Alrosa PJSC*(d)#	641
24,130	Mobile TeleSystems PJSC*(d)#	241
135,663	Mobile TeleSystems PJSC, ADR*(d)#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*(d)#	391
1,593	Ozon Holdings PLC, ADR*(d)#	–
19	PhosAgro PJSC, Class Registered Shares, GDR*(d)#	–
8,690	Polyus PJSC*(d)#	87
28,885	Rosneft Oil Co. PJSC*(d)#	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/10/15)*(d)(f)#	8,913
5,523	Severstal PAO*(d)#	55
2,925	T-Tekhnologii MKPAO, Class Registered Shares, GDR*(d)#	–
88,972	United Co. RUSAL International PJSC*(d)#	12
2,330	VK IPJSC, GDR*(d)#	–
12,017	VTB Bank PJSC*(d)#	2
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(d)#	1

	Total Russia	11,989

Saudi Arabia - 2.5%
4,812	ACWA Power Co.*	245,034
8,788	Ades Holding Co.	39,852
203,872	Al Rajhi Bank	5,209,664
35,531	Alinma Bank	229,445
13,030	Almarai Co. JSC	155,285
29,885	Arab National Bank	176,916
773	Arabian Internet & Communications Services Co.	46,327
21,510	Bank AlBilad	150,268
18,653	Bank Al-Jazira*	57,566
36,408	Banque Saudi Fransi	159,775
2,413	Bupa Arabia for Cooperative Insurance Co.	94,631
2,530	Co. for Cooperative Insurance (The)	81,423
891	Dallah Healthcare Co.	30,887
15,526	Dar Al Arkan Real Estate Development Co.*	64,911
35,894	Dr Sulaiman Al Habib Medical Services Group Co.	2,315,964
700	Elm Co.	142,962
107,856	Etihad Etisalat Co.	1,808,683
17,803	Jabal Omar Development Co.*	72,180
15,972	Jarir Marketing Co.	54,122
3,017	Makkah Construction & Development Co.	67,406
3,443	Mouwasat Medical Services Co.	63,698
39,712	Riyad Bank	273,694
6,876	SABIC Agri-Nutrients Co.	213,638
8,982	Sahara International Petrochemical Co.	40,234
1,358	SAL Saudi Logistics Services	61,496
38,457	Saudi Arabian Mining Co.*	625,430
171,321	Saudi Arabian Oil Co.(a)	1,124,965
29,646	Saudi Awwal Bank	242,229
24,598	Saudi Basic Industries Corp.	361,858
25,347	Saudi Electricity Co.	95,365
18,780	Saudi Investment Bank (The)	64,890
144,964	Saudi National Bank (The)	1,427,031
874	Saudi Research & Media Group*	33,205
1,501	Saudi Tadawul Group Holding Co.	67,410

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.5% - (continued)
54,513	Saudi Telecom Co.	$619,988
31,500	United International Transportation Co.	556,642
8,700	Yanbu National Petrochemical Co.	70,651

	Total Saudi Arabia	17,145,725

Singapore - 1.2%
84,300	ASMPT Ltd.	813,518
8,100	BOC Aviation Ltd.(a)	73,706
155,000	Grab Holdings Ltd., Class A Shares*	844,750
7,500	Sea Ltd., ADR*	1,042,575
17,514	Trip.com Group Ltd.	1,220,723
56,629	Trip.com Group Ltd., ADR	3,959,500

	Total Singapore	7,954,772

South Africa - 3.2%
23,983	Absa Group Ltd.	292,411
9,271	Bid Corp., Ltd.	221,373
93,690	Bidvest Group Ltd.	1,251,769
20,366	Capitec Bank Holdings Ltd.	4,618,504
87,332	Clicks Group Ltd.	1,772,754
15,199	Discovery Ltd.	194,999
144,950	FirstRand Ltd.	690,374
25,444	Gold Fields Ltd.	1,082,664
15,624	Harmony Gold Mining Co., Ltd.	307,744
25,704	Impala Platinum Holdings Ltd.	322,740
11,140	Kumba Iron Ore Ltd.	217,760
948,240	Life Healthcare Group Holdings Ltd.	598,416
49,274	MTN Group Ltd.	455,551
22,190	Naspers Ltd., Class N Shares	1,391,940
104,217	Nedbank Group Ltd.	1,557,698
4,761	Northam Platinum Holdings Ltd.	85,130
229,000	Optasia Group*(c)	257,236
23,929	OUTsurance Group Ltd.	101,320
74,307	Pepkor Holdings Ltd.(a)	113,387
14,491	Remgro Ltd.	147,267
287,056	Sanlam Ltd.	1,539,353
17,899	Sasol Ltd.*	116,326
15,414	Shoprite Holdings Ltd.	247,155
77,870	Sibanye Stillwater Ltd.*	258,560
134,947	Standard Bank Group Ltd.	2,074,263
7,543	Valterra Platinum Ltd.	524,182
179,957	Vodacom Group Ltd.	1,410,497

	Total South Africa	21,851,373

South Korea - 11.7%
1,135	Alteogen Inc.*	412,814
963	Amorepacific Corp.	81,566
281	APR Corp.*	49,026
4,234	Celltrion Inc.	535,983
8,657	Coway Co., Ltd.	507,227
1,381	DB Insurance Co., Ltd.	117,301
1,292	Doosan Bobcat Inc.	48,674
229	Doosan Co., Ltd.	137,264
12,697	Doosan Enerbility Co., Ltd.*	663,050
1,334	Ecopro BM Co., Ltd.*	136,655
2,991	Ecopro Co., Ltd.	172,764
8,023	Hana Financial Group Inc.	510,496
699	Hanjin Kal Corp.	48,767
1,886	Hankook Tire & Technology Co., Ltd.	79,111
1,217	Hanmi Semiconductor Co., Ltd.	102,804
934	Hanwha Aerospace Co., Ltd.	542,799
3,474	Hanwha Ocean Co., Ltd.*	255,438
2,327	Hanwha Systems Co., Ltd.	73,315
1,141	HD Hyundai Co., Ltd.	153,353

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 11.7% - (continued)
7,877	HD Hyundai Electric Co., Ltd.	$4,156,839
669	HD Hyundai Heavy Industries Co., Ltd.	244,194
1,254	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	350,169
3,423	HLB Inc.*	109,507
5,921	HMM Co., Ltd.	77,375
734	HYBE Co., Ltd.*	149,939
172	Hyosung Heavy Industries Corp.	223,536
1,125	Hyundai Glovis Co., Ltd.	126,118
5,671	Hyundai Mobis Co., Ltd.	1,195,389
3,812	Hyundai Motor Co.	680,804
2,166	Hyundai Rotem Co., Ltd.	259,787
7,508	Industrial Bank of Korea	105,182
8,774	Kakao Corp.	351,364
5,216	KakaoBank Corp.	77,034
31,060	KB Financial Group Inc.	2,644,605
22,376	Kia Corp.	1,742,395
1,926	Korea Aerospace Industries Ltd.	143,137
7,152	Korea Electric Power Corp.	256,333
1,350	Korea Investment Holdings Co., Ltd.	148,026
113	Korea Zinc Co., Ltd.	103,343
4,622	Korean Air Lines Co., Ltd.	68,848
897	Krafton Inc.*	157,615
25,138	KT Corp.	863,433
10,353	KT&G Corp.	1,026,344
1,384	LG Chem Ltd.	353,266
2,541	LG Corp.	136,570
7,553	LG Display Co., Ltd.*	64,507
2,841	LG Electronics Inc.	166,081
1,318	LG Energy Solution Ltd.*	368,384
326	LG H&H Co., Ltd.	61,530
5,863	LG Uplus Corp.	60,112
407	LIG Nex1 Co., Ltd.	106,460
400	LS Electric Co., Ltd.	125,926
2,319	Meritz Financial Group Inc.	171,659
5,822	Mirae Asset Securities Co., Ltd.	86,950
4,040	NAVER Corp.	672,589
5,554	NH Investment & Securities Co., Ltd.	78,358
929	POSCO Future M Co., Ltd.*	131,087
2,044	POSCO Holdings Inc.	432,006
1,118	Posco International Corp.	40,827
1,041	Samsung Biologics Co., Ltd.*(a)(c)	1,142,001
2,522	Samsung C&T Corp.	387,724
1,588	Samsung Electro-Mechanics Co., Ltd.	272,190
318,513	Samsung Electronics Co., Ltd.	21,797,968
854	Samsung Fire & Marine Insurance Co., Ltd.	280,323
19,828	Samsung Heavy Industries Co., Ltd.*	332,884
2,330	Samsung Life Insurance Co., Ltd.	243,230
1,875	Samsung SDI Co., Ltd.	383,826
1,283	Samsung SDS Co., Ltd.	147,726
128	Samyang Foods Co., Ltd.	126,017
126,614	Shinhan Financial Group Co., Ltd.	6,752,446
946	SK Biopharmaceuticals Co., Ltd.*	90,277
64,424	SK hynix Inc.	23,246,205
1,081	SK Inc.	196,147
2,022	SK Innovation Co., Ltd.	158,740
2,631	SK Square Co., Ltd.*	537,613
1,109	SK Telecom Co., Ltd.	40,440
1,576	S-Oil Corp.*	82,541
18,788	Woori Financial Group Inc.	340,152
1,615	Yuhan Corp.	134,036

	Total South Korea	79,638,521

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 18.3%
14,000	Accton Technology Corp.	$457,240
12,753	Advantech Co., Ltd.	117,440
4,139	Airtac International Group	119,083
2,000	Alchip Technologies Ltd.	210,592
464,498	ASE Technology Holding Co., Ltd.	3,399,523
78,000	Asia Cement Corp.	96,461
9,000	Asia Vital Components Co., Ltd.	394,205
1,000	ASPEED Technology Inc.	234,602
20,000	Asustek Computer Inc.	384,265
4,000	Bizlink Holding Inc.	205,909
31,000	Caliway Biopharmaceuticals Co., Ltd.*	155,469
15,000	Catcher Technology Co., Ltd.	96,254
270,550	Cathay Financial Holding Co., Ltd.	553,884
47,988	Chailease Holding Co., Ltd.	157,493
183,361	Chang Hwa Commercial Bank Ltd.	118,060
49,000	Cheng Shin Rubber Industry Co., Ltd.	49,695
71,000	China Airlines Ltd.	43,437
372,000	China Steel Corp.	216,354
103,000	Chroma ATE Inc.	2,694,954
105,000	Chunghwa Telecom Co., Ltd.	436,596
117,000	Compal Electronics Inc.	109,410
470,880	CTBC Financial Holding Co., Ltd.	652,186
197,556	Delta Electronics Inc.	5,867,849
24,000	E Ink Holdings Inc.	147,003
407,228	E.Sun Financial Holding Co., Ltd.(c)	393,764
6,100	Eclat Textile Co., Ltd.	85,345
8,000	Elite Material Co., Ltd.	388,891
2,000	eMemory Technology Inc.	130,387
80,000	Eva Airways Corp.	86,954
29,791	Evergreen Marine Corp. Taiwan Ltd.	170,391
89,000	Far Eastern New Century Corp.	80,010
53,000	Far EasTone Telecommunications Co., Ltd.	148,861
12,230	Feng TAY Enterprise Co., Ltd.	50,352
319,674	First Financial Holding Co., Ltd.	281,328
116,000	Formosa Chemicals & Fibre Corp.	123,897
105,000	Formosa Plastics Corp.	139,729
3,830	Fortune Electric Co., Ltd.	85,417
239,100	Fubon Financial Holding Co., Ltd.	706,845
15,000	Gigabyte Technology Co., Ltd.	116,840
2,000	Global Unichip Corp.	143,993
84,000	Globalwafers Co., Ltd.	1,006,175
6,000	Gold Circuit Electronics Ltd.	120,820
354,480	Hon Hai Precision Industry Co., Ltd.	2,546,514
9,140	Hotai Motor Co., Ltd.	177,882
249,872	Hua Nan Financial Holdings Co., Ltd.	234,462
196,164	Innolux Corp.	84,781
6,000	International Games System Co., Ltd.	142,264
72,000	Inventec Corp.	100,184
2,000	Jentech Precision Industrial Co., Ltd.	186,752
497,033	KGI Financial Holding Co., Ltd.	249,882
2,000	King Slide Works Co., Ltd.	243,115
50,000	King Yuan Electronics Co., Ltd.	364,376
2,541	Largan Precision Co., Ltd.	178,767
59,264	Lite-On Technology Corp., ADR	301,397
2,000	Lotes Co., Ltd.	83,687
143,560	MediaTek Inc.	6,388,952
332,889	Mega Financial Holding Co., Ltd.	425,445
145,000	Nan Ya Plastics Corp.	274,103
5,000	Nien Made Enterprise Co., Ltd.	59,371
83,000	Novatek Microelectronics Corp.	1,032,488
59,000	Pegatron Corp.	135,451

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 18.3% - (continued)
7,768	PharmaEssentia Corp.	$127,714
15,539	President Chain Store Corp.	118,596
479,223	Quanta Computer Inc.	4,305,612
15,000	Realtek Semiconductor Corp.	249,010
114,598	Shanghai Commercial & Savings Bank Ltd. (The)	142,884
333,538	SinoPac Financial Holdings Co., Ltd.	286,578
242,560	Taiwan Business Bank	122,504
298,274	Taiwan Cooperative Financial Holding Co., Ltd.	226,697
56,000	Taiwan High Speed Rail Corp.	49,893
45,000	Taiwan Mobile Co., Ltd.	154,912
1,512,705	Taiwan Semiconductor Manufacturing Co., Ltd.	69,543,438
27,850	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,118,553
194,668	TCC Group Holdings Co., Ltd.	141,962
592,455	TS Financial Holding Co., Ltd.	340,982
37,000	Unimicron Technology Corp.	220,694
136,000	Uni-President Enterprises Corp.	331,487
323,000	United Microelectronics Corp.	471,366
32,013	Vanguard International Semiconductor Corp.	92,621
19,630	Wan Hai Lines Ltd.	50,415
85,000	Wistron Corp.	392,307
22,300	Wiwynn Corp.	3,245,240
205,428	Yageo Corp.	1,541,733
48,000	Yang Ming Marine Transport Corp.	79,678
319,292	Yuanta Financial Holding Co., Ltd.	367,559
16,000	Zhen Ding Technology Holding Ltd.	74,356

	Total Taiwan	125,184,627

Thailand - 0.6%
30,000	Advanced Info Service PCL, NVDR	287,040
116,300	Airports of Thailand PCL, NVDR	157,840
296,400	Bangkok Dusit Medical Services PCL, NVDR	175,326
15,000	Bumrungrad Hospital PCL, NVDR	79,146
60,900	Central Pattana PCL, NVDR	101,717
118,200	Charoen Pokphand Foods PCL, NVDR	74,749
153,400	CP ALL PCL, NVDR	206,803
46,716	CP AXTRA PCL, NVDR	23,517
88,400	Delta Electronics Thailand PCL, NVDR	556,069
129,100	Gulf Development PCL, NVDR*	164,185
168,200	Kasikornbank PCL	976,780
16,600	Kasikornbank PCL, NVDR	96,471
101,800	Krung Thai Bank PCL, NVDR	87,309
91,300	Minor International PCL, NVDR	62,647
165,700	PTT Exploration & Production PCL	549,496
40,800	PTT Exploration & Production PCL, NVDR	135,511
293,400	PTT PCL, NVDR	280,884
23,500	SCB X PCL, NVDR	95,231
23,000	Siam Cement PCL (The), NVDR	133,762
643,500	TMBThanachart Bank PCL, NVDR	38,712
272,121	True Corp. PCL, NVDR	91,605

	Total Thailand	4,374,800

Turkey - 0.5%
96,369	Akbank TAS	147,549
39,612	Aselsan Elektronik Sanayi Ve Ticaret AS	171,607
89,752	BIM Birlesik Magazalar AS	1,138,698
69,832	Eregli Demir ve Celik Fabrikalari TAS	39,368
17,990	Ford Otomotiv Sanayi AS	40,174
25,546	Haci Ömer Sabanci Holding AS	49,467
19,638	KOC Holding AS	78,216
145,000	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,128,494
13,822	Turk Hava Yollari AO	89,001
31,232	Turkcell Iletisim Hizmetleri AS	69,017
204,992	Turkiye Is Bankasi AS, Class C Shares	65,832

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 0.5% - (continued)
26,836	Turkiye Petrol Rafinerileri AS	$123,462
81,036	Yapi ve Kredi Bankasi AS*	67,695

	Total Turkey	3,208,580

United Arab Emirates - 0.8%
208,642	Abu Dhabi Commercial Bank PJSC	800,851
41,226	Abu Dhabi Islamic Bank PJSC	223,341
95,958	Abu Dhabi National Oil Co. for Distribution PJSC	100,578
274,553	ADNOC Drilling Co. PJSC	390,909
159,913	Adnoc Gas PLC	141,929
109,785	Aldar Properties PJSC	243,574
80,135	Americana Restaurants International PLC - Foreign Co.	37,742
147,444	Dubai Electricity & Water Authority PJSC	109,562
87,314	Dubai Islamic Bank PJSC	218,075
28,338	Emaar Development PJSC	113,414
382,293	Emaar Properties PJSC	1,384,048
53,718	Emirates NBD Bank PJSC	356,939
96,953	Emirates Telecommunications Group Co. PJSC	475,199
124,494	First Abu Dhabi Bank PJSC	536,935
57,729	Salik Co. PJSC	90,208
2,112,000	Talabat Holding PLC	533,517
114,981	Two Point Zero Group PJSC*	80,243

	Total United Arab Emirates	5,837,064

United Kingdom - 0.7%
14,346	Anglogold Ashanti PLC	1,219,253
500,000	Helios Towers PLC*	1,056,145
12,500	Lion Finance Group PLC	1,483,534
15,725	Unilever PLC	948,542

	Total United Kingdom	4,707,474

United States - 0.5%
24,562	BeOne Medicines Ltd., Class H Shares*	643,721
7,289	EPAM Systems Inc.*	1,363,043
2,342	Legend Biotech Corp., ADR*	64,897
34,213	SLB Ltd.	1,239,879
3,036	Southern Copper Corp.	409,192

	Total United States	3,720,732

Uruguay - 0.6%
80,299	Arcos Dorados Holdings Inc., Class A Shares	609,469
1,536	MercadoLibre Inc.*	3,182,254

	Total Uruguay	3,791,723

	TOTAL COMMON STOCKS
	(Cost - $433,542,733)	664,705,258

PREFERRED STOCKS - 1.3%
Brazil - 0.6%
150,686	Banco Bradesco SA, Class Preferred Shares	554,880
48,798	Cia Energetica de Minas Gerais, Class Preferred Shares	105,163
36,434	Gerdau SA, Class Preferred Shares	129,998
295,772	Itau Unibanco Holding SA, Class Preferred Shares	2,307,978
156,399	Itausa SA, Class Preferred Shares	361,377
129,205	Petroleo Brasileiro SA - Petrobras, Class Preferred Shares	769,722
24,800	Telefonica Brasil SA, Class Preferred Shares	164,660

	Total Brazil	4,393,778

Chile - 0.0%@
4,284	Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares*	276,983

Colombia - 0.0%@
13,920	Grupo Cibest SA	218,642

India - 0.0%@
29,960	TVS Motor Co., Ltd.*(c)	3,353

Mexico - 0.1%
428,229	Cemex SAB de CV, Class Preferred Shares	453,688

South Korea - 0.6%
943	Hyundai Motor Co., Class Preferred 2nd Shares	125,245

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
South Korea - 0.6% - (continued)
802		Hyundai Motor Co., Class Preferred Shares	$105,312
74,034		Samsung Electronics Co., Ltd., Class Preferred Shares	3,793,500

		Total South Korea	4,024,057

		TOTAL PREFERRED STOCKS
		(Cost - $6,534,702)	9,370,501

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS
		(Cost - $440,077,435)	674,075,759

Face Amount†
SHORT-TERM INVESTMENTS (g) - 2.0%
MONEY MARKET FUND - 0.3%
$ 1,614,600		Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(h)
		(Cost - $1,614,600)	1,614,600

TIME DEPOSITS - 1.7%
4,741,994		ANZ National Bank - London, 3.220% due 12/1/25	4,741,994
14,963	ZAR	BBH - New York, 4.580% due 12/1/25	875
364,902		Canadian Imperial Bank of Commerce - Toronto, 3.220% due 12/1/25	364,902
4,831	EUR	Citibank - London, 0.880% due 12/1/25	5,602
1,465,521		Citibank - New York, 3.220% due 12/1/25	1,465,521
55,894	HKD	HSBC Bank - Hong Kong, 0.980% due 12/1/25	7,179
4,141,134		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	4,141,134
		Skandinaviska Enskilda Banken AB - Stockholm:
28	EUR	0.880% due 12/1/25	33
229	GBP	2.910% due 12/1/25	303
1,078,307		3.220% due 12/1/25	1,078,307
602,814	ZAR	Standard Chartered Bank - Johannesburg, 4.580% due 12/1/25	35,231

		TOTAL TIME DEPOSITS
		(Cost - $11,841,081)	11,841,081

		TOTAL SHORT-TERM INVESTMENTS
		(Cost - $13,455,681)	13,455,681

		TOTAL INVESTMENTS - 100.6%
		(Cost - $453,533,116)	687,531,440

		Liabilities in Excess of Other Assets - (0.6)%	(4,197,560)

		TOTAL NET ASSETS - 100.0%	$683,333,880

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $22,857,424 and represents 3.3% of net assets.

(b)	Security trades on the Hong Kong exchange.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	Illiquid security.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2025, amounts to $8,913 and represents less than 0.0% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 1.7%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2025, the Fund held Level 3 securities with a value of $11,989, representing less than 0.05% of net assets.

At November 30, 2025, for Emerging Markets Equity Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Emerging Markets Equity Fund	$ 453,533,116	$271,250,628	$ (37,262,520)	$233,988,108

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology
Semiconductors & Semiconductor Equipment	17.0%
Technology Hardware, Storage & Peripherals	5.9
Electronic Equipment, Instruments & Components	2.4
Other	1.9
Financials
Banks	18.5
Insurance	2.7
Financial Services	0.8
Other	1.1
Consumer Discretionary	12.6
Communication Services	9.1
Industrials	8.0
Materials	4.4
Consumer Staples	4.1
Energy	3.7
Health Care	3.4
Real Estate	1.4
Utilities	1.3
Short-Term Investments	1.7

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At November 30, 2025, Emerging Markets Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts was as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index Futures	12	12/25	$836,776	$826,560	$(10,216)

At November 30, 2025, Emerging Markets Equity Fund had deposited cash of $25,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5%
Advertising - 0.0%@
$ 215,000	B	Clear Channel Outdoor Holdings Inc., Senior Secured Notes, 7.125% due 2/15/31(a)	$223,949
		Lamar Media Corp., Company Guaranteed Notes:
175,000	BB	4.000% due 2/15/30	169,463
20,000	BB	5.375% due 11/1/33(a)	20,047
		Outfront Media Capital LLC/Outfront Media Capital Corp.:
10,000	BB	Senior Secured Notes, 7.375% due 2/15/31(a)	10,606
125,000	B	Senior Unsecured Notes, 4.250% due 1/15/29(a)	121,547
135,000	BB-	Stagwell Global LLC, Company Guaranteed Notes, 5.625% due 8/15/29(a)	131,300

		Total Advertising	676,912

Aerospace/Defense - 0.3%
150,000	BB	ATI Inc., Senior Unsecured Notes, 5.875% due 12/1/27	150,351
		Boeing Co. (The), Senior Unsecured Notes:
100,000	BBB-	5.150% due 5/1/30	103,101
50,000	BBB-	3.625% due 2/1/31	48,093
100,000	BBB-	3.600% due 5/1/34	91,318
50,000	BBB-	6.528% due 5/1/34	55,624
25,000	BBB-	3.500% due 3/1/39	20,692
630,000	BBB-	5.805% due 5/1/50	627,972
100,000	BBB-	3.950% due 8/1/59	72,225
101,000	BBB-	5.930% due 5/1/60	100,390
175,000	BB-	Bombardier Inc., Senior Unsecured Notes, 6.000% due 2/15/28(a)	175,667
		General Dynamics Corp., Company Guaranteed Notes:
25,000	A	2.850% due 6/1/41	19,060
25,000	A	4.250% due 4/1/50	21,742
50,000	A-	General Electric Co., Senior Unsecured Notes, 5.875% due 1/14/38	55,013
		L3Harris Technologies Inc., Senior Unsecured Notes:
50,000	BBB	3.850% due 12/15/26	49,922
100,000	BBB	5.400% due 1/15/27	101,516
261,000	BBB	4.400% due 6/15/28	263,104
50,000	BBB	5.600% due 7/31/53	50,537
		Lockheed Martin Corp., Senior Unsecured Notes:
50,000	A-	4.070% due 12/15/42	43,434
50,000	A-	3.800% due 3/1/45	40,958
50,000	A-	4.700% due 5/15/46	46,065
25,000	A-	2.800% due 6/15/50	16,266
50,000	A-	4.090% due 9/15/52	40,705
24,000	A-	4.150% due 6/15/53	19,659
25,000	A-	5.700% due 11/15/54	25,803
		Northrop Grumman Corp., Senior Unsecured Notes:
600,000	BBB+	3.250% due 1/15/28	591,440
334,000	BBB+	4.700% due 3/15/33	339,480
64,000	BBB+	4.750% due 6/1/43	59,720
51,000	BBB+	4.030% due 10/15/47	41,863
280,000	BBB+	5.250% due 5/1/50	270,133

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Aerospace/Defense - 0.3% - (continued)
		RTX Corp., Senior Unsecured Notes:
$ 150,000	BBB+	3.500% due 3/15/27	$149,181
100,000	BBB+	4.125% due 11/16/28	100,347
140,000	BBB+	5.750% due 1/15/29	147,015
116,000	BBB+	2.375% due 3/15/32	103,712
164,000	BBB+	6.100% due 3/15/34	181,033
25,000	BBB+	6.125% due 7/15/38	27,735
25,000	BBB+	4.450% due 11/16/38	23,828
430,000	BBB+	4.500% due 6/1/42	392,720
76,000	BBB+	3.750% due 11/1/46	59,919
177,000	BBB+	2.820% due 9/1/51	113,324
100,000	BBB+	5.375% due 2/27/53	98,067
340,000	B-	Spirit AeroSystems Inc., Secured Notes, 9.750% due 11/15/30(a)	372,933
		TransDigm Inc., Senior Secured Notes:
265,000	BB-	7.125% due 12/1/31(a)	278,156
10,000	BB-	6.625% due 3/1/32(a)	10,406

		Total Aerospace/Defense	5,600,229

Agriculture - 0.6%
		Altria Group Inc., Company Guaranteed Notes:
210,000	BBB+	6.200% due 11/1/28	222,146
300,000	BBB+	4.800% due 2/14/29	305,175
1,290,000	BBB+	2.450% due 2/4/32	1,143,742
669,000	BBB+	6.875% due 11/1/33	760,428
50,000	BBB+	5.800% due 2/14/39	52,068
320,000	BBB+	5.950% due 2/14/49	326,684
25,000	A	Archer-Daniels-Midland Co., Senior Unsecured Notes, 3.250% due 3/27/30	24,182
		BAT Capital Corp., Company Guaranteed Notes:
224,000	BBB+	3.557% due 8/15/27	221,891
148,000	BBB+	2.259% due 3/25/28	142,089
105,000	BBB+	5.834% due 2/20/31	111,637
90,000	BBB+	6.000% due 2/20/34	96,908
1,595,000	BBB+	5.625% due 8/15/35	1,673,092
50,000	BBB+	4.390% due 8/15/37	46,340
791,000	BBB+	4.540% due 8/15/47	667,916
368,000	BBB+	4.758% due 9/6/49	316,443
183,000	BBB+	7.081% due 8/2/53	209,527
770,000	BBB+	6.250% due 8/15/55	810,885
		BAT International Finance PLC, Company Guaranteed Notes:
110,000	BBB+	4.448% due 3/16/28	110,888
50,000	BBB+	5.931% due 2/2/29	52,603
145,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 5.250% due 4/15/27(a)	145,193
690,000	BBB	Imperial Brands Finance PLC, Company Guaranteed Notes, 5.875% due 7/1/34(a)	723,680
1,225,000	A+	Japan Tobacco Inc., Senior Unsecured Notes, 5.850% due 6/15/35(a)	1,317,261
		Philip Morris International Inc., Senior Unsecured Notes:
100,000	A-	4.750% due 2/12/27	100,966
234,000	A-	5.125% due 11/17/27	238,978
180,000	A-	4.875% due 2/13/29	184,251
210,000	A-	2.100% due 5/1/30	192,611
40,000	A-	5.125% due 2/13/31	41,592

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Agriculture - 0.6% - (continued)
$ 50,000	A-	5.375% due 2/15/33	$52,424
25,000	A-	5.625% due 9/7/33	26,662
190,000	A-	5.250% due 2/13/34	197,360
25,000	A-	6.375% due 5/16/38	28,164
25,000	A-	3.875% due 8/21/42	20,933
25,000	A-	4.125% due 3/4/43	21,570
25,000	A-	4.250% due 11/10/44	21,575
		Reynolds American Inc., Company Guaranteed Notes:
25,000	BBB+	5.700% due 8/15/35	26,330
89,000	BBB+	5.850% due 8/15/45	88,800

		Total Agriculture	10,722,994

Airlines - 0.3%
609,200	A-	American Airlines Class A Pass-Through Trust, Pass-Thru Certificates, 3.375% due 5/1/27	600,655
250,000	BB	American Airlines Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	261,317
71,667	Ba1(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.500% due 4/20/26(a)	71,882
1,210,112	AA	British Airways Class AA Pass Through Trust, Pass-Thru Certificates, 3.300% due 12/15/32(a)	1,154,824
350,515	AA	Delta Air Lines Class AA Pass Through Trust, Pass-Thru Certificates, 2.000% due 6/10/28	336,730
2,495,000	A3(b)	Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes, 4.750% due 10/20/28(a)	2,510,726
95,000	B+	JetBlue Airways Corp./JetBlue Loyalty LP, Senior Secured Notes, 9.875% due 9/20/31(a)	93,903
41,240	Aa2(b)	United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates, 4.150% due 8/25/31	40,792
332,231	A+	United Airlines Class B Pass-Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	332,280
195,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(a)	194,146

		Total Airlines	5,597,255

Apparel - 0.0%@
495,000	BBB-	Gildan Activewear Inc., Company Guaranteed Notes, 5.400% due 10/7/35(a)	495,048
		NIKE Inc., Senior Unsecured Notes:
25,000	A+	3.250% due 3/27/40	20,436
25,000	A+	3.875% due 11/1/45	20,511
50,000	A+	3.375% due 3/27/50	36,489

		Total Apparel	572,484

Auto Manufacturers - 0.8%
185,000	Ba2(b)	Allison Transmission Inc., Senior Unsecured Notes, 5.875% due 6/1/29(a)	188,180
100,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 4.900% due 3/12/27	101,059
25,000	A	Cummins Inc., Senior Unsecured Notes, 2.600% due 9/1/50	15,619
750,000	A-	Daimler Truck Finance North America LLC, Company Guaranteed Notes, 4.650% due 10/12/30(a)	756,652
		Ford Motor Co., Senior Unsecured Notes:
50,000	BBB-	4.750% due 1/15/43	40,269
50,000	BBB-	5.291% due 12/8/46	42,222
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
890,000	BBB-	5.125% due 11/5/26	894,461
200,000	BBB-	5.800% due 3/5/27	202,436
460,000	BBB-	2.900% due 2/16/28	441,498
220,000	BBB-	2.900% due 2/10/29	205,821
200,000	BBB-	5.875% due 11/7/29	204,668
645,000	BBB-	5.730% due 9/5/30	656,660
1,000,000	BBB-	4.000% due 11/13/30	942,587
230,000	BBB-	7.122% due 11/7/33	247,980
2,535,000	BBB-	5.869% due 10/31/35	2,520,648

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Auto Manufacturers - 0.8% - (continued)
		General Motors Co., Senior Unsecured Notes:
$ 50,000	BBB	5.600% due 10/15/32	$52,473
50,000	BBB	6.600% due 4/1/36	54,777
50,000	BBB	5.150% due 4/1/38	48,588
260,000	BBB	6.250% due 10/2/43	267,148
25,000	BBB	5.200% due 4/1/45	22,746
25,000	BBB	6.750% due 4/1/46	27,136
25,000	BBB	5.400% due 4/1/48	23,085
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	100,155
		Senior Unsecured Notes:
100,000	BBB	2.350% due 2/26/27	97,845
100,000	BBB	5.350% due 1/7/30	103,245
765,000	BBB	5.850% due 4/6/30	805,842
50,000	BBB	5.950% due 4/4/34	52,647
50,000	BBB	5.900% due 1/7/35	52,344
50,000	BBB	6.150% due 7/15/35	53,123
		Honda Motor Co., Ltd., Senior Unsecured Notes:
100,000	A-	2.534% due 3/10/27	98,201
100,000	A-	4.688% due 7/8/30	101,342
50,000	A-	5.337% due 7/8/35	51,440
		Hyundai Capital America, Senior Unsecured Notes:
700,000	A-	5.650% due 6/26/26(a)	705,585
305,000	A-	5.300% due 3/19/27(a)	309,359
800,000	A-	5.800% due 4/1/30(a)	841,221
1,470,000	A-	5.400% due 6/23/32(a)	1,526,857
		Toyota Motor Credit Corp., Senior Unsecured Notes:
50,000	A+	3.200% due 1/11/27	49,645
100,000	A+	1.900% due 1/13/27	97,922
100,000	A+	3.050% due 3/22/27	98,946
100,000	A+	5.550% due 11/20/30	106,305
		Volkswagen Group of America Finance LLC, Company Guaranteed Notes:
260,000	BBB+	4.750% due 11/13/28(a)	262,940
580,000	BBB+	5.350% due 3/27/30(a)	597,407

		Total Auto Manufacturers	14,069,084

Auto Parts & Equipment - 0.1%
		Adient Global Holdings Ltd.:
430,000	BB	Company Guaranteed Notes, 7.500% due 2/15/33(a)	445,559
195,000	BBB-	Senior Secured Notes, 7.000% due 4/15/28(a)	200,555
		Aptiv Swiss Holdings Ltd., Company Guaranteed Notes:
25,000	BBB	3.100% due 12/1/51	16,314
25,000	BBB	4.150% due 5/1/52	19,549
110,000	BB-	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 2/15/30(a)	114,427
130,000	BB-	Dana Inc., Senior Unsecured Notes, 5.625% due 6/15/28	130,156
250,000	B+	Goodyear Tire & Rubber Co. (The), Company Guaranteed Notes, 5.000% due 7/15/29	243,074
175,000	BB+	Qnity Electronics Inc., Senior Secured Notes, 5.750% due 8/15/32(a)	179,825

		Total Auto Parts & Equipment	1,349,459

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6%
			ABN AMRO Bank NV:
600,000	EUR	Ba1u(b)	Junior Subordinated Notes, (Cost - $619,349, acquired 3/7/24), 4.750% (5-Year EUR Swap Rate + 3.898%)(c)(d)(e)	$701,059
$ 800,000		BBB	Senior Non-Preferred Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(d)	762,433
			AIB Group PLC, Senior Unsecured Notes:
1,025,000		BBB+	5.320% (SOFR + 1.650%) due 5/15/31(a)(d)	1,060,345
200,000		BBB+	5.871% (SOFR + 1.910%) due 3/28/35(a)(d)	212,779
800,000		A+	Banco Bilbao Vizcaya Argentaria SA, Senior Preferred Notes, 5.381% due 3/13/29	830,148
1,000,000		BB-	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(a)(d)(e)	988,172
720,000		Ba1(b)	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)(d)	703,279
800,000		Baa2(b)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, Subordinated Notes, 7.525% (5-Year CMT Index + 2.995%) due 10/1/28(a)(d)	857,891
			Banco Santander SA:
400,000		BBB-	Junior Subordinated Notes, 9.625% (5-Year CMT Index + 5.306%)(d)(e)	445,526
			Senior Non-Preferred Notes:
400,000		A-	4.551% due 11/6/30	402,110
200,000		A-	5.127% due 11/6/35	201,704
			Senior Preferred Notes:
800,000		A+	5.588% due 8/8/28	830,283
200,000		A+	6.938% due 11/7/33	230,795
			Bank of America Corp.:
			Junior Subordinated Notes:
420,000		BBB-	6.250% (5-Year CMT Index + 2.351%)(d)(e)	425,024
841,000		BBB-	6.625% (5-Year CMT Index + 2.684%)(d)(e)	873,050
			Senior Unsecured Notes:
740,000		A-	1.658% (SOFR + 0.910%) due 3/11/27(d)	734,705
100,000		A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(d)	99,691
100,000		A-	2.551% (SOFR + 1.050%) due 2/4/28(d)	98,239
230,000		A-	4.376% (SOFR + 1.580%) due 4/27/28(d)	230,865
150,000		A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(d)	148,867
100,000		A-	4.948% (SOFR + 2.040%) due 7/22/28(d)	101,426
100,000		A-	6.204% (SOFR + 1.990%) due 11/10/28(d)	104,020
435,000		A-	3.419% (3-Month Term SOFR + 1.302%) due 12/20/28(d)	429,689
3,850,000		A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(d)	3,844,547
100,000		A-	2.087% (SOFR + 1.060%) due 6/14/29(d)	95,368
100,000		A-	4.271% (3-Month Term SOFR + 1.572%) due 7/23/29(d)	100,646
141,000		A-	5.819% (SOFR + 1.570%) due 9/15/29(d)	147,476
659,000		A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(d)	656,268
383,000		A-	2.592% (SOFR + 2.150%) due 4/29/31(d)	358,210
585,000		A-	1.922% (SOFR + 1.370%) due 10/24/31(d)	524,836
690,000		A-	2.687% (SOFR + 1.320%) due 4/22/32(d)	635,412
600,000		A-	2.572% (SOFR + 1.210%) due 10/20/32(d)	544,567
752,000		A-	2.972% (SOFR + 1.330%) due 2/4/33(d)	691,447
1,490,000		A-	4.571% (SOFR + 1.830%) due 4/27/33(d)	1,496,575
411,000		A-	5.872% (SOFR + 1.840%) due 9/15/34(d)	443,171
555,000		A-	5.468% (SOFR + 1.650%) due 1/23/35(d)	583,909
200,000		A-	5.511% (SOFR + 1.310%) due 1/24/36(d)	211,162
250,000		A-	4.244% (3-Month Term SOFR + 2.076%) due 4/24/38(d)	236,235
250,000		A-	2.676% (SOFR + 1.930%) due 6/19/41(d)	188,200
200,000		A-	5.000% due 1/21/44	197,302

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
$ 360,000		A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(d)	$309,534
260,000		A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(d)	214,401
50,000		A-	2.831% (SOFR + 1.880%) due 10/24/51(d)	32,785
			Subordinated Notes:
20,000		BBB+	4.250% due 10/22/26	20,045
100,000		BBB+	4.183% due 11/25/27	100,143
790,000		BBB+	5.425% (SOFR + 1.913%) due 8/15/35(d)	814,497
1,730,000		BBB+	5.518% (SOFR + 1.738%) due 10/25/35(d)	1,787,998
770,000		BBB+	2.482% (5-Year CMT Index + 1.200%) due 9/21/36(d)	677,963
680,000		BBB+	3.846% (5-Year CMT Index + 2.000%) due 3/8/37(d)	643,298
100,000		A-	Bank of Montreal, Senior Unsecured Notes, 2.650% due 3/8/27	98,442
			Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
390,000		A	4.289% (SOFR + 1.418%) due 6/13/33(d)	386,910
50,000		A	4.967% (SOFR + 1.606%) due 4/26/34(d)	51,350
100,000		A	5.188% (SOFR + 1.418%) due 3/14/35(d)	103,818
			Bank of Nova Scotia (The):
			Senior Unsecured Notes:
100,000		A-	1.950% due 2/2/27	97,839
50,000		A-	2.951% due 3/11/27	49,414
100,000		A-	5.650% due 2/1/34	107,046
180,000		BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(d)	175,805
1,500,000		A+	Banque Federative du Credit Mutuel SA, Senior Preferred Notes, 5.194% due 2/16/28(a)	1,533,610
			Barclays PLC, Senior Unsecured Notes:
2,050,000		BBB+	4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(d)	2,085,747
200,000		BBB+	6.490% (SOFR + 2.220%) due 9/13/29(d)	211,781
2,305,000		BBB+	5.367% (SOFR + 1.230%) due 2/25/31(d)(f)	2,388,814
200,000		BBB+	2.894% (1-Year CMT Index + 1.300%) due 11/24/32(d)	182,201
200,000		BBB+	6.224% (SOFR + 2.980%) due 5/9/34(d)	216,385
730,000		BBB+	5.785% (SOFR + 1.590%) due 2/25/36(d)	770,887
200,000		BBB+	5.860% (SOFR + 1.830%) due 8/11/46(d)	207,816
600,000	EUR	Ba1(b)	BAWAG Group AG, Junior Subordinated Notes, (Cost - $659,155, acquired 12/9/24), 7.250% (5-Year EURIBOR ICE Swap + 5.052%)(c)(d)(e)	740,103
			BNP Paribas SA:
			Junior Subordinated Notes:
550,000		BBB-	7.750% (5-Year CMT Index + 4.899%)(a)(d)(e)	581,694
200,000		BBB-	8.000% (5-Year CMT Index + 3.727%)(a)(d)(e)	214,984
			Senior Non-Preferred Notes:
950,000		A-	4.400% due 8/14/28(a)	954,819
200,000		A-	2.871% (3-Month Term SOFR + 1.387%) due 4/19/32(a)(d)	183,053
			Senior Preferred Notes:
650,000		A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(d)	662,424
600,000		A+	5.894% (SOFR + 1.866%) due 12/5/34(a)(d)	643,244
			Subordinated Notes:
200,000		BBB+	4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(d)	198,689
1,000,000		BBB+	5.906% (SOFR + 1.920%) due 11/19/35(a)(d)	1,046,462
			BPCE SA, Senior Non-Preferred Notes:
1,120,000		BBB+	6.714% (SOFR + 2.270%) due 10/19/29(a)(d)	1,192,361
1,375,000		BBB+	5.936% (SOFR + 1.850%) due 5/30/35(a)(d)	1,452,320

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
			CaixaBank SA:
$ 200,000		BBB+	Senior Non-Preferred Notes, 5.581% (SOFR + 1.790%) due 7/3/36(a)(d)	$207,628
900,000	EUR	BBB	Subordinated Notes, (Cost - $1,036,823, acquired 3/7/24), 6.250% (5-Year EUR Swap Rate + 3.550%) due 2/23/33(c)(d)	1,108,248
			Citigroup Inc.:
			Junior Subordinated Notes:
210,000		BB+	6.950% (5-Year CMT Index + 2.726%)(d)(e)	215,191
700,000		BB+	7.125% (5-Year CMT Index + 2.693%)(d)(e)	718,224
			Senior Unsecured Notes:
70,000		BBB+	4.658% (SOFR + 1.887%) due 5/24/28(d)	70,623
2,540,000		BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(d)	2,514,330
100,000		BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(d)	99,277
550,000		BBB+	4.412% (SOFR + 3.914%) due 3/31/31(d)	551,965
70,000		BBB+	2.572% (SOFR + 2.107%) due 6/3/31(d)	64,963
70,000		BBB+	4.503% (SOFR + 1.171%) due 9/11/31(d)	70,513
690,000		BBB+	2.561% (SOFR + 1.167%) due 5/1/32(d)	628,057
160,000		BBB+	2.520% (SOFR + 1.177%) due 11/3/32(d)	143,683
250,000		BBB+	3.785% (SOFR + 1.939%) due 3/17/33(d)	239,548
220,000		BBB+	4.910% (SOFR + 2.086%) due 5/24/33(d)	224,110
2,230,000		BBB+	5.174% (SOFR + 1.488%) due 9/11/36(d)	2,276,606
76,000		BBB+	4.650% due 7/30/45	69,472
70,000		BBB+	4.650% due 7/23/48	62,949
			Subordinated Notes:
890,000		BBB	4.300% due 11/20/26	891,642
30,000		BBB	6.625% due 6/15/32	33,402
100,000		BBB	6.675% due 9/13/43	113,027
286,000		BBB	5.300% due 5/6/44	279,554
			Commonwealth Bank of Australia:
8,000		AA-	Senior Unsecured Notes, 3.900% due 7/12/47(a)	6,690
1,945,000		A-	Subordinated Notes, 5.929% (1-Year CMT Index + 1.320%) due 3/14/46(a)(d)	2,020,365
270,000		A-	Cooperatieve Rabobank UA, Senior Non-Preferred Notes, 3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(d)	257,710
			Credit Agricole SA:
1,000,000	EUR	BBB-	Junior Subordinated Notes, (Cost - $1,147,706, acquired 3/6/24), 7.250% (5-Year EURIBOR ICE Swap + 4.441%)(c)(d)(e)	1,242,686
			Senior Non-Preferred Notes:
915,000		A-	5.222% (SOFR + 1.460%) due 5/27/31(a)(d)	943,862
890,000		A-	4.818% (SOFR + 1.360%) due 9/25/33(a)(d)	892,273
490,000		A-	5.862% (SOFR + 1.740%) due 1/9/36(a)(d)	519,848
			Danske Bank AS, Senior Non-Preferred Notes:
2,100,000		A-	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(d)	2,102,477
1,250,000		A-	5.705% (1-Year CMT Index + 1.400%) due 3/1/30(a)(d)	1,303,892
310,000		A-	4.613% (1-Year CMT Index + 1.100%) due 10/2/30(a)(d)	313,004
			Deutsche Bank AG:
			Senior Non-Preferred Notes:
200,000	EUR	BBB	(Cost - $226,274, acquired 12/4/24), 5.000% (3-Month EURIBOR + 2.950%) due 9/5/30(c)(d)	246,569
150,000		BBB	5.297% (SOFR + 1.720%) due 5/9/31(d)	154,278
			Subordinated Notes:
400,000		BBB-	3.742% (SOFR + 2.257%) due 1/7/33(d)	373,375
310,000		BBB-	7.079% (SOFR + 3.650%) due 2/10/34(d)	341,079
300,000		AA-	DNB Bank ASA, Senior Preferred Notes, 4.853% (SOFR + 1.050%) due 11/5/30(a)(d)	307,030

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
		Fifth Third Bancorp, Senior Unsecured Notes:
$ 100,000	BBB+	2.550% due 5/5/27	$97,961
100,000	BBB+	6.339% (SOFR + 2.340%) due 7/27/29(d)	105,385
		Goldman Sachs Group Inc. (The):
590,000	BB+	Junior Subordinated Notes, 7.500% (5-Year CMT Index + 2.809%)(d)(e)	623,361
		Senior Unsecured Notes:
150,000	BBB+	3.500% due 11/16/26	149,382
100,000	BBB+	3.850% due 1/26/27	99,823
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(d)	69,548
791,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(d)	785,748
2,394,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(d)	2,399,410
174,000	BBB+	6.484% (SOFR + 1.770%) due 10/24/29(d)	185,029
200,000	BBB+	5.218% (SOFR + 1.580%) due 4/23/31(d)	207,261
1,950,000	BBB+	4.369% (SOFR + 1.060%) due 10/21/31(d)	1,952,724
57,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(d)	50,785
984,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(d)	900,182
1,800,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(d)	1,619,011
1,238,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(d)	1,122,184
284,000	BBB+	6.561% (SOFR + 1.950%) due 10/24/34(d)	319,888
340,000	BBB+	5.330% (SOFR + 1.550%) due 7/23/35(d)	352,971
1,500,000	BBB+	4.939% (SOFR + 1.330%) due 10/21/36(d)	1,506,170
50,000	BBB+	4.017% (3-Month Term SOFR + 1.635%) due 10/31/38(d)	45,457
50,000	BBB+	4.411% (3-Month Term SOFR + 1.692%) due 4/23/39(d)	46,908
210,000	BBB+	6.250% due 2/1/41	232,653
330,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(d)	257,890
10,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(d)	7,459
300,000	BBB+	3.436% (SOFR + 1.632%) due 2/24/43(d)	238,122
10,000	BBB+	4.750% due 10/21/45	9,226
100,000	BBB+	5.734% (SOFR + 1.696%) due 1/28/56(d)	103,973
290,000	BBB	Subordinated Notes, 5.150% due 5/22/45	276,365
		HSBC Holdings PLC:
		Senior Unsecured Notes:
200,000	A-	4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(d)	199,667
200,000	A-	4.583% (3-Month Term SOFR + 1.796%) due 6/19/29(d)	201,844
900,000	A-	5.286% (SOFR + 1.290%) due 11/19/30(d)	931,208
2,045,000	A-	5.240% (SOFR + 1.570%) due 5/13/31(d)	2,115,130
295,000	A-	4.619% (SOFR + 1.190%) due 11/6/31(d)	296,984
1,030,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(d)	943,688
200,000	A-	5.402% (SOFR + 2.870%) due 8/11/33(d)	208,587
200,000	A-	6.254% (SOFR + 2.390%) due 3/9/34(d)	219,250
305,000	A-	5.133% (SOFR + 1.430%) due 11/6/36(d)	307,864
200,000	A-	6.332% (SOFR + 2.650%) due 3/9/44(d)	221,249
		Subordinated Notes:
220,000	BBB+	4.762% (SOFR + 2.530%) due 3/29/33(d)	219,684
200,000	BBB+	6.547% (SOFR + 2.980%) due 6/20/34(d)	217,469
100,000	BBB+	6.500% due 9/15/37	108,929
200,000	A-	HSBC USA Inc., Senior Unsecured Notes, 5.294% due 3/4/27	203,206
		Intesa Sanpaolo SpA:
340,000	BBB+	Senior Preferred Notes, 7.200% due 11/28/33(a)	390,103

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
$ 350,000		BBB-	Subordinated Notes, 4.950% (1-Year CMT Index + 2.750%) due 6/1/42(a)(d)	$298,756
			JPMorgan Chase & Co.:
			Senior Unsecured Notes:
53,000		A	5.299% (SOFR + 1.450%) due 7/24/29(d)	54,660
2,082,000		A	5.012% (SOFR + 1.310%) due 1/23/30(d)	2,138,177
46,000		A	4.565% (SOFR + 1.750%) due 6/14/30(d)	46,649
1,330,000		A	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(d)	1,264,083
1,955,000		A	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(d)	1,795,803
772,000		A	5.350% (SOFR + 1.845%) due 6/1/34(d)	810,687
100,000		A	5.502% (SOFR + 1.315%) due 1/24/36(d)	105,679
200,000		A	5.572% (SOFR + 1.680%) due 4/22/36(d)	212,532
50,000		A	3.882% (3-Month Term SOFR + 1.622%) due 7/24/38(d)	45,551
150,000		A	3.109% (SOFR + 2.440%) due 4/22/51(d)	104,739
200,000		A	3.328% (SOFR + 1.580%) due 4/22/52(d)	145,043
2,985,000		A-	Subordinated Notes, 5.576% (SOFR + 1.635%) due 7/23/36(d)	3,124,573
800,000	EUR	BBB-	KBC Group NV, Junior Subordinated Notes, (Cost - $940,004, acquired 3/8/24), 8.000% (5-Year EURIBOR ICE Swap + 4.928%)(c)(d)(e)	1,023,595
			Kreditanstalt fuer Wiederaufbau, Government Guaranteed Notes:
400,000		AAA	4.375% due 3/1/27	403,867
200,000		AAA	3.750% due 2/15/28	201,145
200,000		AAA	4.625% due 3/18/30	208,217
			Lloyds Banking Group PLC:
665,000		BBB-	Junior Subordinated Notes, 6.750% (5-Year CMT Index + 4.815%)(d)(e)	673,886
			Senior Unsecured Notes:
200,000		A-	3.750% due 1/11/27	199,520
200,000		A-	4.375% due 3/22/28	201,372
400,000		A-	5.679% (1-Year CMT Index + 1.750%) due 1/5/35(d)	423,183
345,000		A-	4.943% (1-Year CMT Index + 0.970%) due 11/4/36(d)	343,990
			M&T Bank Corp., Senior Unsecured Notes:
199,000		BBB+	6.082% (SOFR + 2.260%) due 3/13/32(d)	211,804
244,000		BBB+	5.385% (SOFR + 1.610%) due 1/16/36(d)	248,924
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	2.201% (3-Month Term SOFR + 1.772%) due 7/10/31(d)	182,472
200,000		A-	5.748% (1-Year CMT Index + 1.900%) due 7/6/34(d)	213,591
200,000		A-	5.422% (1-Year CMT Index + 0.980%) due 5/13/36(d)	208,645
1,500,000		A-	National Australia Bank Ltd., Subordinated Notes, 3.347% (5-Year CMT Index + 1.700%) due 1/12/37(a)(d)	1,381,692
			NatWest Group PLC, Senior Unsecured Notes:
400,000		A-	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(d)	409,751
3,415,000		A-	5.115% (1-Year CMT Index + 1.050%) due 5/23/31(d)	3,517,027
1,820,000		A-	5.778% (1-Year CMT Index + 1.500%) due 3/1/35(d)	1,938,460
500,000		A	NatWest Markets PLC, Senior Unsecured Notes, 1.600% due 9/29/26(a)	490,493
			PNC Financial Services Group Inc. (The), Senior Unsecured Notes:
420,000		A-	5.582% (SOFR + 1.841%) due 6/12/29(d)	435,525
50,000		A-	2.550% due 1/22/30	47,160
100,000		A-	5.222% (SOFR + 1.072%) due 1/29/31(d)	103,749
50,000		A-	6.037% (SOFR + 2.140%) due 10/28/33(d)	54,206
50,000		A-	5.068% (SOFR + 1.933%) due 1/24/34(d)	51,423
50,000		A-	5.676% (SOFR + 1.902%) due 1/22/35(d)	52,971
25,000		A-	5.401% (SOFR + 1.599%) due 7/23/35(d)	26,067

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
$ 160,000		A-	5.373% (SOFR + 1.417%) due 7/21/36(d)	$165,811
800,000	EUR	Baa2(b)	Raiffeisen Bank International AG, Subordinated Notes, (Cost - $909,316, acquired 5/30/24), 7.375% (5-Year EURIBOR ICE Swap + 5.200%) due 12/20/32(c)(d)	993,163
			Royal Bank of Canada, Senior Unsecured Notes:
100,000		A	4.875% due 1/19/27	101,094
100,000		A	4.950% due 2/1/29	102,952
100,000		A	5.150% due 2/1/34	105,195
			Santander Holdings USA Inc., Senior Unsecured Notes:
89,000		BBB+	6.174% (SOFR + 2.500%) due 1/9/30(d)	92,957
1,155,000		BBB+	5.741% (SOFR + 1.878%) due 3/20/31(d)	1,197,338
915,000		BBB+	7.660% (SOFR + 3.280%) due 11/9/31(d)	1,026,757
950,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.858% (SOFR + 1.554%) due 9/11/30(d)	964,391
			Societe Generale SA, Senior Non-Preferred Notes:
1,080,000		BBB	5.512% (SOFR + 1.650%) due 5/22/31(a)(d)	1,118,964
540,000		BBB	6.066% (1-Year CMT Index + 2.100%) due 1/19/35(a)(d)	572,311
			State Street Corp.:
62,000		BBB	Junior Subordinated Notes, 6.700% (5-Year CMT Index + 2.613%)(d)(e)	64,415
			Senior Unsecured Notes:
100,000		A	4.530% (SOFR + 1.018%) due 2/20/29(d)	101,194
100,000		A	5.684% (SOFR + 1.484%) due 11/21/29(d)	104,855
50,000		A	4.164% (SOFR + 1.726%) due 8/4/33(d)	49,243
			Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
200,000		A-	3.446% due 1/11/27	198,873
200,000		A-	2.174% due 1/14/27	196,148
200,000		A-	2.130% due 7/8/30	182,632
200,000		A-	5.808% due 9/14/33	215,735
			Toronto-Dominion Bank (The), Senior Unsecured Notes:
100,000		A-	1.950% due 1/12/27	97,948
100,000		A-	2.800% due 3/10/27	98,546
100,000		A-	5.298% due 1/30/32	105,041
300,000		A-	4.456% due 6/8/32	301,113
			Truist Financial Corp., Senior Unsecured Notes:
50,000		A-	5.122% (SOFR + 1.852%) due 1/26/34(d)	51,081
25,000		A-	5.867% (SOFR + 2.361%) due 6/8/34(d)	26,672
800,000		A-	5.711% (SOFR + 1.922%) due 1/24/35(d)	846,355
			UBS Group AG:
			Junior Subordinated Notes:
250,000		BBB-	4.875% (5-Year CMT Index + 3.404%)(a)(d)(e)	247,847
795,000		BBB-	6.850% (5-Year USD SOFR ICE Swap Rate + 3.630%)(a)(d)(e)	812,310
200,000		BBB-	9.250% (5-Year CMT Index + 4.745%)(a)(d)(e)	220,157
			Senior Unsecured Notes:
500,000		A-	4.703% (1-Year CMT Index + 2.050%) due 8/5/27(a)(d)	501,624
1,500,000		A-	1.494% (1-Year CMT Index + 0.850%) due 8/10/27(a)(d)	1,472,126
500,000		A-	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(d)	503,967
1,415,000		A-	3.091% (SOFR + 1.730%) due 5/14/32(a)(d)	1,319,366
200,000		A-	5.010% (SOFR + 1.340%) due 3/23/37(a)(d)	200,115
			US Bancorp, Senior Unsecured Notes:
200,000		A	4.548% (SOFR + 1.660%) due 7/22/28(d)	201,582
155,000		A	5.083% (SOFR + 1.296%) due 5/15/31(d)	160,140

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Banks - 7.6% - (continued)
$ 50,000	A	5.850% (SOFR + 2.090%) due 10/21/33(d)	$53,736
1,415,000	A	4.839% (SOFR + 1.600%) due 2/1/34(d)	1,433,789
1,415,000	A	5.836% (SOFR + 2.260%) due 6/12/34(d)	1,519,047
1,595,000	A	5.678% (SOFR + 1.860%) due 1/23/35(d)	1,696,301
		Wells Fargo & Co.:
150,000	BB+	Junior Subordinated Notes, 6.850% (5-Year CMT Index + 2.767%)(d)(e)	157,272
		Senior Unsecured Notes:
500,000	BBB+	3.000% due 10/23/26	495,345
300,000	BBB+	5.707% (SOFR + 1.070%) due 4/22/28(d)	306,450
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(d)	497,815
490,000	BBB+	4.150% due 1/24/29	491,417
510,000	BBB+	5.574% (SOFR + 1.740%) due 7/25/29(d)	528,682
111,000	BBB+	6.303% (SOFR + 1.790%) due 10/23/29(d)	117,560
103,000	BBB+	2.572% (3-Month Term SOFR + 1.262%) due 2/11/31(d)	96,478
100,000	BBB+	4.478% (3-Month Term SOFR + 4.032%) due 4/4/31(d)	101,122
480,000	BBB+	5.150% (SOFR + 1.500%) due 4/23/31(d)	497,257
1,730,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(d)	1,625,931
325,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(d)	340,804
863,000	BBB+	5.557% (SOFR + 1.990%) due 7/25/34(d)	914,364
140,000	BBB+	6.491% (SOFR + 2.060%) due 10/23/34(d)	156,604
570,000	BBB+	4.892% (SOFR + 1.340%) due 9/15/36(d)(f)	575,120
200,000	BBB+	3.068% (SOFR + 2.530%) due 4/30/41(d)	158,030
1,240,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(d)	1,164,904
200,000	BBB+	4.611% (SOFR + 2.130%) due 4/25/53(d)	176,409
		Subordinated Notes:
200,000	BBB	5.375% due 11/2/43	197,259
20,000	BBB	4.650% due 11/4/44	17,842
20,000	BBB	4.900% due 11/17/45	18,261
10,000	BBB	4.750% due 12/7/46	8,944
250,000	A+	Wells Fargo Bank NA, Senior Unsecured Notes, 5.254% due 12/11/26	253,278
		Westpac Banking Corp.:
		Senior Unsecured Notes:
100,000	AA-	3.350% due 3/8/27	99,504
50,000	AA-	2.150% due 6/3/31	45,433
100,000	A-	Subordinated Notes, 2.668% (5-Year CMT Index + 1.750%) due 11/15/35(d)	90,646

		Total Banks	137,679,290

Beverages - 0.2%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
125,000	A-	4.700% due 2/1/36	124,960
924,000	A-	4.900% due 2/1/46	870,786
50,000	A-	Anheuser-Busch InBev Finance Inc., Company Guaranteed Notes, 4.900% due 2/1/46	46,960
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
260,000	A-	3.500% due 6/1/30	254,772
50,000	A-	4.375% due 4/15/38	48,206
50,000	A-	5.450% due 1/23/39	52,432
25,000	A-	4.950% due 1/15/42	24,323
50,000	A-	4.439% due 10/6/48	43,947
210,000	A-	5.550% due 1/23/49	213,828

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Beverages - 0.2% - (continued)
$ 50,000	A-	4.750% due 4/15/58	$44,893
50,000	A-	5.800% due 1/23/59	52,174
		Coca-Cola Co. (The), Senior Unsecured Notes:
100,000	A+	3.375% due 3/25/27	99,648
50,000	A+	5.000% due 5/13/34	52,537
240,000	A+	2.500% due 6/1/40	181,067
85,000	A+	2.600% due 6/1/50	54,242
25,000	A+	3.000% due 3/5/51	17,122
50,000	A+	2.500% due 3/15/51	30,860
50,000	A+	5.300% due 5/13/54	50,028
25,000	A+	5.400% due 5/13/64	24,995
		Constellation Brands Inc.:
		Company Guaranteed Notes:
100,000	BBB	3.700% due 12/6/26	99,754
25,000	BBB	5.250% due 11/15/48	23,559
30,000	BBB	Senior Unsecured Notes, 2.250% due 8/1/31	26,611
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
25,000	BBB	3.800% due 5/1/50	18,408
25,000	BBB	3.350% due 3/15/51	16,972
50,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 4.200% due 7/15/46	40,983
		PepsiCo Inc., Senior Unsecured Notes:
100,000	A+	2.625% due 3/19/27	98,557
50,000	A+	4.800% due 7/17/34	51,432
25,000	A+	2.625% due 10/21/41	18,445
25,000	A+	4.450% due 4/14/46	22,591
25,000	A+	2.875% due 10/15/49	16,893
25,000	A+	3.625% due 3/19/50	19,396
50,000	A+	2.750% due 10/21/51	32,224
25,000	A+	4.200% due 7/18/52	21,012
25,000	A+	3.875% due 3/19/60	19,438

		Total Beverages	2,814,055

Biotechnology - 0.1%
		Amgen Inc., Senior Unsecured Notes:
100,000	BBB+	2.200% due 2/21/27	97,835
171,000	BBB+	5.150% due 3/2/28	175,051
180,000	BBB+	4.050% due 8/18/29	179,780
221,000	BBB+	2.450% due 2/21/30	206,158
25,000	BBB+	6.375% due 6/1/37	28,047
100,000	BBB+	3.150% due 2/21/40	80,051
43,000	BBB+	3.375% due 2/21/50	31,345
50,000	BBB+	4.663% due 6/15/51	43,863
69,000	BBB+	4.200% due 2/22/52	56,033
50,000	BBB+	4.875% due 3/1/53	45,007
50,000	BBB+	5.650% due 3/2/53	50,274
50,000	BBB+	2.770% due 9/1/53	30,561
38,000	BBB+	4.400% due 2/22/62	30,557
67,000	BBB+	5.750% due 3/2/63	67,187
50,000	BBB+	Biogen Inc., Senior Unsecured Notes, 3.150% due 5/1/50	33,258

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Biotechnology - 0.1% - (continued)
		Gilead Sciences Inc., Senior Unsecured Notes:
$ 474,000	A-	1.650% due 10/1/30	$424,607
90,000	A-	4.000% due 9/1/36	84,933
100,000	A-	2.600% due 10/1/40	74,714
142,000	A-	4.800% due 4/1/44	133,171
99,000	A-	4.500% due 2/1/45	89,237
70,000	A-	4.750% due 3/1/46	64,845
100,000	BBB-	Royalty Pharma PLC, Company Guaranteed Notes, 5.400% due 9/2/34	102,959

		Total Biotechnology	2,129,473

Building Materials - 0.2%
335,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(a)	318,678
660,000	B-	Camelot Return Merger Sub Inc., Senior Secured Notes, 8.750% due 8/1/28(a)	552,460
		Carrier Global Corp., Senior Unsecured Notes:
50,000	BBB+	2.493% due 2/15/27	49,106
50,000	BBB+	3.377% due 4/5/40	40,857
50,000	BBB+	3.577% due 4/5/50	37,617
525,000	BB-	EMRLD Borrower LP/Emerald Co.-Issuer Inc., Senior Secured Notes, 6.625% due 12/15/30(a)	544,742
155,000	B+	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	155,666
135,000	BB	Knife River Corp., Company Guaranteed Notes, 7.750% due 5/1/31(a)	142,372
		Martin Marietta Materials Inc., Senior Unsecured Notes:
25,000	BBB+	4.250% due 12/15/47	21,231
25,000	BBB+	3.200% due 7/15/51	17,146
115,000	BB	Masterbrand Inc., Company Guaranteed Notes, 7.000% due 7/15/32(a)	118,783
190,000	BB-	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, Senior Secured Notes, 6.750% due 4/1/32(a)	194,214
25,000	BBB	Owens Corning, Senior Unsecured Notes, 4.400% due 1/30/48	20,865
320,000	BB	Quikrete Holdings Inc., Senior Secured Notes, 6.375% due 3/1/32(a)	332,550
205,000	B+	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	205,635
		Standard Industries Inc., Senior Unsecured Notes:
110,000	BB+	4.750% due 1/15/28(a)	109,786
335,000	BB+	4.375% due 7/15/30(a)	325,103

		Total Building Materials	3,186,811

Chemicals - 0.3%
		Air Products & Chemicals Inc., Senior Unsecured Notes:
25,000	A	4.850% due 2/8/34	25,551
25,000	A	2.700% due 5/15/40	19,050
50,000	A	2.800% due 5/15/50	32,769
25,000	BBB-	Albemarle Corp., Senior Unsecured Notes, 5.650% due 6/1/52	22,719
190,000	BB+	Axalta Coating Systems LLC, Company Guaranteed Notes, 3.375% due 2/15/29(a)	183,668
		Braskem Netherlands Finance BV, Company Guaranteed Notes:
200,000	CCC-	4.500% due 1/31/30(a)	71,382
625,000	CCC-	7.250% due 2/13/33(a)	228,522
25,000	BBB	Cabot Corp., Senior Unsecured Notes, 5.000% due 6/30/32	25,510
25,000	BBB	CF Industries Inc., Company Guaranteed Notes, 5.375% due 3/15/44	23,870
		Chemours Co. (The), Company Guaranteed Notes:
235,000	BB-	5.750% due 11/15/28(a)	228,260
455,000	BB-	8.000% due 1/15/33(a)	443,058
		Dow Chemical Co. (The), Senior Unsecured Notes:
25,000	BBB	5.150% due 2/15/34	25,014

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Chemicals - 0.3% - (continued)
$ 25,000	BBB	5.250% due 11/15/41	$23,020
25,000	BBB	4.625% due 10/1/44	20,413
25,000	BBB	4.800% due 5/15/49	20,214
25,000	BBB	6.900% due 5/15/53	26,258
25,000	BBB	5.600% due 2/15/54	22,365
		DuPont de Nemours Inc., Senior Unsecured Notes:
32,000	BBB+	5.319% due 11/15/38	32,646
11,000	BBB+	5.419% due 11/15/48	10,490
		Eastman Chemical Co., Senior Unsecured Notes:
176,000	BBB	4.500% due 12/1/28	177,305
25,000	BBB	5.625% due 2/20/34	25,845
		Ecolab Inc., Senior Unsecured Notes:
25,000	A-	3.950% due 12/1/47	20,631
25,000	A-	2.125% due 8/15/50	14,156
25,000	A-	2.700% due 12/15/51	15,754
25,000	A-	2.750% due 8/18/55	15,401
25,000	A-	EIDP Inc., Senior Unsecured Notes, 4.800% due 5/15/33	25,136
65,000	BB	Element Solutions Inc., Company Guaranteed Notes, 3.875% due 9/1/28(a)	63,706
25,000	BB+	FMC Corp., Senior Unsecured Notes, 6.375% due 5/18/53	20,217
200,000	BB-	INEOS Finance PLC, Senior Secured Notes, 7.500% due 4/15/29(a)	179,670
25,000	BBB-	International Flavors & Fragrances Inc., Senior Unsecured Notes, 4.375% due 6/1/47	20,530
25,000	A	Linde Inc., Company Guaranteed Notes, 3.550% due 11/7/42	20,428
25,000	BBB	LYB International Finance BV, Company Guaranteed Notes, 4.875% due 3/15/44	21,045
		LYB International Finance III LLC, Company Guaranteed Notes:
370,000	BBB	5.500% due 3/1/34	369,408
645,000	BBB	5.875% due 1/15/36	647,559
25,000	BBB	4.200% due 10/15/49	18,342
50,000	BBB	4.200% due 5/1/50	36,498
25,000	BBB	3.800% due 10/1/60	15,956
25,000	BBB	Mosaic Co. (The), Senior Unsecured Notes, 5.625% due 11/15/43	24,322
		NOVA Chemicals Corp.:
150,000	BB+	Senior Secured Notes, 8.500% due 11/15/28(a)	157,312
165,000	BB-	Senior Unsecured Notes, 9.000% due 2/15/30(a)	176,746
		Nutrien Ltd., Senior Unsecured Notes:
25,000	BBB	4.900% due 6/1/43	23,092
25,000	BBB	5.000% due 4/1/49	22,907
25,000	BBB	3.950% due 5/13/50	19,521
400,000	BBB-	OCP SA, Senior Unsecured Notes, 5.125% due 6/23/51(a)	332,204
530,000	Ba1(b)	Orbia Advance Corp. SAB de CV, Company Guaranteed Notes, 7.500% due 5/13/35(a)	521,705
163,000	BBB	RPM International Inc., Senior Unsecured Notes, 3.750% due 3/15/27	162,128
		Sherwin-Williams Co. (The), Senior Unsecured Notes:
25,000	BBB	3.800% due 8/15/49	19,227
25,000	BBB	3.300% due 5/15/50	17,388
25,000	BBB	2.900% due 3/15/52	15,726
100,000	BB+	Solstice Advanced Materials Inc., Senior Unsecured Notes, 5.625% due 9/30/33(a)	100,624
		Westlake Corp., Senior Unsecured Notes:
50,000	BBB+	3.125% due 8/15/51	30,877
25,000	BBB+	3.375% due 8/15/61	15,085

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Chemicals - 0.3% - (continued)
			WR Grace Holdings LLC, Senior Secured Notes:
$ 125,000		B-	4.875% due 6/15/27(a)	$124,012
80,000		B-	6.625% due 8/15/32(a)	79,487

			Total Chemicals	5,034,729

Commercial Services - 0.5%
185,000		BB	ADT Security Corp. (The), Senior Secured Notes, 4.875% due 7/15/32(a)	179,611
213,000		B+	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 5.750% due 7/15/27(a)	212,811
			Block Inc., Senior Unsecured Notes:
300,000		BB+	6.500% due 5/15/32	313,769
500,000		BB+	6.000% due 8/15/33(a)	514,258
200,000		BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	212,545
145,000		BB-	Clarivate Science Holdings Corp., Senior Secured Notes, 3.875% due 7/1/28(a)	140,531
25,000		BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	25,522
			GEO Group Inc. (The):
270,000		BB-	Company Guaranteed Notes, 10.250% due 4/15/31	296,476
400,000		BB+	Senior Secured Notes, 8.625% due 4/15/29	422,906
			Global Payments Inc., Senior Unsecured Notes:
176,000		BBB-	4.450% due 6/1/28	176,420
44,000		BBB-	3.200% due 8/15/29	41,853
2,025,000		BBB-	4.875% due 11/15/30	2,030,803
100,000	EUR	BBB-	4.875% due 3/17/31	121,637
97,000		BBB-	2.900% due 11/15/31	86,865
140,000		BBB-	5.550% due 11/15/35	139,961
780,000		BBB-	5.950% due 8/15/52(f)	750,335
			Herc Holdings Inc., Company Guaranteed Notes:
185,000		BB-	5.500% due 7/15/27(a)	185,109
118,000		BB-	7.000% due 6/15/30(a)	123,963
			Moody’s Corp., Senior Unsecured Notes:
245,000		BBB+	4.250% due 2/1/29	246,509
42,000		BBB+	2.000% due 8/19/31	37,310
			PayPal Holdings Inc., Senior Unsecured Notes:
50,000		A-	2.850% due 10/1/29	47,899
50,000		A-	2.300% due 6/1/30(f)	46,328
25,000		A-	5.150% due 6/1/34	25,840
25,000		A-	3.250% due 6/1/50	17,422
25,000		A-	5.050% due 6/1/52	23,276
155,000		BB	Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes, 3.375% due 8/31/27(a)	151,500
285,000		BBB	Quanta Services Inc., Senior Unsecured Notes, 4.500% due 1/15/31	286,444
118,000		A-	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	117,786
			S&P Global Inc., Company Guaranteed Notes:
50,000		A3(b)	2.450% due 3/1/27	49,117
230,000		A3(b)	3.250% due 12/1/49	166,215
25,000		A3(b)	3.700% due 3/1/52	19,330
25,000		A3(b)	2.300% due 8/15/60	13,051
25,000		A3(b)	3.900% due 3/1/62	19,144
220,000		BB	Service Corp. International, Senior Unsecured Notes, 5.125% due 6/1/29	221,127
265,000		BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	275,862
200,000	EUR	BBB+	Transurban Finance Co. Pty Ltd., Senior Secured Notes, (Cost - $226,368, acquired 3/6/24), 4.225% due 4/26/33(c)	242,282

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Commercial Services - 0.5% - (continued)
			United Rentals North America Inc., Company Guaranteed Notes:
$ 55,000		BB+	3.875% due 2/15/31	$52,624
130,000		BB+	3.750% due 1/15/32	122,254
320,000		BB+	6.125% due 3/15/34(a)	334,608
670,000		B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	655,015
25,000		BBB	Verisk Analytics Inc., Senior Unsecured Notes, 4.125% due 3/15/29	25,045
185,000		B	Wand NewCo 3 Inc., Senior Secured Notes, 7.625% due 1/30/32(a)	195,101
135,000		BB-	Williams Scotsman Inc., Senior Secured Notes, 7.375% due 10/1/31(a)	140,722
200,000	EUR	BB	Worldline SA, Senior Unsecured Notes, (Cost - $209,904, acquired 12/3/24), 4.125% due 9/12/28(c)	204,136

			Total Commercial Services	9,711,322

Computers - 0.3%
100,000		AA-	Accenture Capital Inc., Company Guaranteed Notes, 4.250% due 10/4/31	100,274
405,000	EUR	BB-	Almaviva-The Italian Innovation Co. SpA, Senior Secured Notes, 5.000% due 10/30/30(a)	472,200
			Apple Inc., Senior Unsecured Notes:
100,000		AA+	3.350% due 2/9/27	99,579
100,000		AA+	4.000% due 5/12/28	100,826
50,000		AA+	2.200% due 9/11/29	47,258
100,000		AA+	4.300% due 5/10/33	102,021
100,000		AA+	4.750% due 5/12/35(f)	103,216
25,000		AA+	4.500% due 2/23/36	25,559
50,000		AA+	2.375% due 2/8/41	36,446
50,000		AA+	3.850% due 5/4/43	43,048
100,000		AA+	3.450% due 2/9/45	79,764
50,000		AA+	4.375% due 5/13/45	45,478
25,000		AA+	3.750% due 9/12/47	20,239
50,000		AA+	2.650% due 5/11/50	32,216
100,000		AA+	2.650% due 2/8/51	63,942
50,000		AA+	2.700% due 8/5/51	32,119
50,000		AA+	3.950% due 8/8/52	40,596
50,000		AA+	2.800% due 2/8/61	30,344
25,000		AA+	2.850% due 8/5/61	15,297
50,000		AA+	4.100% due 8/8/62	40,511
			Dell International LLC/EMC Corp.:
			Company Guaranteed Notes:
100,000		BBB	5.300% due 4/1/32	103,343
100,000		BBB	4.750% due 10/6/32	100,296
100,000		BBB	5.100% due 2/15/36	99,905
50,000		BBB	3.450% due 12/15/51	34,837
23,000		BBB	Senior Unsecured Notes, 8.350% due 7/15/46	29,707
88,000		BBB-	DXC Technology Co., Senior Unsecured Notes, 2.375% due 9/15/28	82,823
			Hewlett Packard Enterprise Co., Senior Unsecured Notes:
248,000		BBB	5.250% due 7/1/28	254,903
25,000		BBB	5.000% due 10/15/34	24,886
815,000		BBB	5.600% due 10/15/54	763,461
			HP Inc., Senior Unsecured Notes:
25,000		BBB	4.750% due 1/15/28	25,332
25,000		BBB	6.000% due 9/15/41	25,725
120,000		BB+	Insight Enterprises Inc., Company Guaranteed Notes, 6.625% due 5/15/32(a)	122,969

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Computers - 0.3% - (continued)
		International Business Machines Corp., Senior Unsecured Notes:
$ 100,000	A-	3.300% due 1/27/27	$99,334
100,000	A-	1.700% due 5/15/27	97,023
100,000	A-	4.150% due 5/15/39	90,562
100,000	A-	4.000% due 6/20/42	85,563
100,000	A-	4.250% due 5/15/49	82,763
		Kyndryl Holdings Inc., Senior Unsecured Notes:
460,000	BBB-	2.050% due 10/15/26	451,022
25,000	BBB-	2.700% due 10/15/28	23,945
25,000	BBB	Leidos Inc., Company Guaranteed Notes, 2.300% due 2/15/31	22,525
190,000	B+	NCR Atleos Corp., Senior Secured Notes, 9.500% due 4/1/29(a)	205,510
245,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.000% due 10/1/28(a)	243,437
50,000	BB-	Science Applications International Corp., Company Guaranteed Notes, 5.875% due 11/1/33(a)	49,842
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
120,000	BB+	3.125% due 7/15/29(a)	104,644
220,000	BB+	8.250% due 12/15/29(a)	233,943

		Total Computers	4,989,233

Cosmetics/Personal Care - 0.1%
585,000	BBB-	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Company Guaranteed Notes, 5.600% due 1/15/31(a)	589,328
125,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 5.500% due 6/1/28(a)	124,938
		Estee Lauder Cos Inc. (The), Senior Unsecured Notes:
25,000	A-	4.150% due 3/15/47	20,402
25,000	A-	3.125% due 12/1/49	16,847
25,000	A-	5.150% due 5/15/53	23,548
		Kenvue Inc.:
		Company Guaranteed Notes:
540,000	A	4.900% due 3/22/33	553,981
25,000	A	5.200% due 3/22/63	23,142
50,000	A	Senior Unsecured Notes, 5.050% due 3/22/53	46,476
		Procter & Gamble Co. (The), Senior Unsecured Notes:
100,000	AA-	3.950% due 1/26/28	100,710
100,000	AA-	4.050% due 5/1/30	100,677
25,000	AA-	3.600% due 3/25/50	19,583

		Total Cosmetics/Personal Care	1,619,632

Distribution/Wholesale - 0.0%@
110,000	BBB-	American Builders & Contractors Supply Co., Inc., Senior Secured Notes, 4.000% due 1/15/28(a)	108,920
80,000	BB-	RB Global Holdings Inc., Company Guaranteed Notes, 7.750% due 3/15/31(a)	83,947
110,000	BB	Resideo Funding Inc., Company Guaranteed Notes, 6.500% due 7/15/32(a)	112,751

		Total Distribution/Wholesale	305,618

Diversified Financial Services - 1.1%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
1,800,000	BBB+	2.450% due 10/29/26	1,773,126
150,000	BBB+	6.450% due 4/15/27	154,321
340,000	BBB+	3.000% due 10/29/28	329,235
150,000	BBB+	4.375% due 11/15/30	149,847
150,000	BBB+	3.400% due 10/29/33	136,222
655,000	BBB-	6.950% (5-Year CMT Index + 2.720%) due 3/10/55(d)	687,322

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Diversified Financial Services - 1.1% - (continued)
		Air Lease Corp., Senior Unsecured Notes:
$ 50,000	BBB	2.200% due 1/15/27	$48,862
25,000	BBB	5.850% due 12/15/27	25,735
50,000	BBB	5.300% due 2/1/28	50,899
50,000	BBB	2.100% due 9/1/28	47,039
25,000	BBB	3.000% due 2/1/30	23,408
25,000	BBB	3.125% due 12/1/30	23,215
745,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 5.950% due 2/15/29(a)	778,128
720,000	BBB	Aircastle Ltd./Aircastle Ireland DAC, Company Guaranteed Notes, 5.250% due 3/15/30(a)	737,354
		Ally Financial Inc.:
25,000	BBB-	Senior Unsecured Notes, 6.184% (SOFR + 2.290%) due 7/26/35(d)	25,920
95,000	BB+	Subordinated Notes, 6.700% due 2/14/33	99,520
		American Express Co., Senior Unsecured Notes:
100,000	A-	2.550% due 3/4/27	98,392
220,000	A-	4.050% due 5/3/29	221,522
100,000	A-	5.085% (SOFR + 1.020%) due 1/30/31(d)	103,446
345,000	A-	5.016% (SOFR + 1.440%) due 4/25/31(d)	356,639
380,000	A-	4.918% (SOFR + 1.220%) due 7/20/33(d)	389,388
100,000	A-	5.043% (SOFR + 1.835%) due 5/1/34(d)	103,287
100,000	A-	5.442% (SOFR + 1.320%) due 1/30/36(d)	104,620
110,000	A-	5.667% (SOFR + 1.790%) due 4/25/36(d)	116,825
2,060,000	A-	4.804% (SOFR + 1.237%) due 10/24/36(d)	2,050,472
100,000	A-	4.050% due 12/3/42	86,997
1,005,000	BBB+	Ares Finance Co. II LLC, Company Guaranteed Notes, 3.250% due 6/15/30(a)	954,533
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
419,000	BBB-	2.528% due 11/18/27(a)	405,593
500,000	BBB-	5.750% due 3/1/29(a)	518,382
2,960,000	BBB-	5.150% due 1/15/30(a)	3,014,680
500,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(a)	483,171
400,000	A-	Brookfield Asset Management Ltd., Senior Unsecured Notes, 6.077% due 9/15/55	412,755
		Capital One Financial Corp.:
		Senior Unsecured Notes:
50,000	BBB	4.100% due 2/9/27	49,971
100,000	BBB	3.750% due 3/9/27	99,589
50,000	BBB	5.817% (SOFR + 2.600%) due 2/1/34(d)	52,656
50,000	BBB	6.377% (SOFR + 2.860%) due 6/8/34(d)	54,360
100,000	BBB	5.197% (SOFR + 1.630%) due 9/11/36(d)	99,861
		Subordinated Notes:
27,000	BBB-	2.359% (SOFR + 1.337%) due 7/29/32(d)	23,605
10,000	BBB-	6.183% (SOFR + 2.036%) due 1/30/36(d)	10,494
		Charles Schwab Corp. (The), Senior Unsecured Notes:
50,000	A-	2.450% due 3/3/27	49,087
25,000	A-	3.300% due 4/1/27	24,807
50,000	A-	2.000% due 3/20/28	48,027
25,000	A-	4.000% due 2/1/29	25,105
50,000	A-	5.643% (SOFR + 2.210%) due 5/19/29(d)	51,942
50,000	A-	6.196% (SOFR + 1.878%) due 11/17/29(d)	53,055
25,000	A-	2.900% due 3/3/32	22,983

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Diversified Financial Services - 1.1% - (continued)
$ 390,000	A-	4.914% (SOFR + 1.230%) due 11/14/36(d)	$390,859
1,000,000	BBB-	Citadel Finance LLC, Company Guaranteed Notes, 5.900% due 2/10/30(a)	1,017,268
559,000	A+	Credit Suisse USA LLC, Company Guaranteed Notes, 7.125% due 7/15/32	643,845
1,650,000	A+	Equitable America Global Funding, Secured Notes, 4.950% due 6/9/30(a)	1,685,513
		Intercontinental Exchange Inc., Senior Unsecured Notes:
50,000	A-	4.000% due 9/15/27	50,071
50,000	A-	4.350% due 6/15/29	50,547
13,000	A-	2.100% due 6/15/30	11,927
25,000	A-	2.650% due 9/15/40	18,858
25,000	A-	4.250% due 9/21/48	20,999
50,000	A-	3.000% due 6/15/50	33,352
50,000	A-	4.950% due 6/15/52	46,655
50,000	A-	3.000% due 9/15/60	30,735
		Jefferies Financial Group Inc., Senior Unsecured Notes:
50,000	BBB	4.850% due 1/15/27	50,297
50,000	BBB	5.875% due 7/21/28	51,873
50,000	BBB	4.150% due 1/23/30	49,174
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*(g)(h)#	–
		Mastercard Inc., Senior Unsecured Notes:
25,000	A+	3.650% due 6/1/49	19,533
50,000	A+	3.850% due 3/26/50	40,235
25,000	A+	2.950% due 3/15/51	16,803
232,000	BBB+	Nasdaq Inc., Senior Unsecured Notes, 5.550% due 2/15/34	245,263
200,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 6.070% due 7/12/28	209,076
275,000	BB	OneMain Finance Corp., Company Guaranteed Notes, 6.625% due 5/15/29	284,906
90,000	BB	PRA Group Inc., Company Guaranteed Notes, 5.000% due 10/1/29(a)(f)	83,301
25,000	BBB-	Radian Group Inc., Senior Unsecured Notes, 4.875% due 3/15/27	25,082
305,000	BB	Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes, 3.625% due 3/1/29(a)	294,829
95,000	Ba3(b)	United Wholesale Mortgage LLC, Senior Unsecured Notes, 5.500% due 4/15/29(a)	94,103
		Visa Inc., Senior Unsecured Notes:
25,000	AA-	2.700% due 4/15/40	19,461
25,000	AA-	3.650% due 9/15/47	19,937
50,000	AA-	2.000% due 8/15/50	27,729

		Total Diversified Financial Services	20,708,628

Electric - 2.7%
		AEP Texas Inc., Senior Unsecured Notes:
43,000	BBB+	5.400% due 6/1/33	44,674
82,000	BBB+	3.450% due 1/15/50	57,231
41,000	BBB+	3.450% due 5/15/51	28,408
		AEP Transmission Co. LLC, Senior Unsecured Notes:
70,000	BBB+	3.750% due 12/1/47	54,739
59,000	BBB+	3.150% due 9/15/49	41,007
45,000	BBB+	2.750% due 8/15/51	28,361
40,000	BBB+	4.500% due 6/15/52	34,813
80,000	BB	AES Corp. (The), Junior Subordinated Notes, 7.600% (5-Year CMT Index + 3.201%) due 1/15/55(d)	81,692
		Alabama Power Co., Senior Unsecured Notes:
64,000	A	3.700% due 12/1/47	49,811
60,000	A	3.450% due 10/1/49	43,973

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
$ 116,000	A	3.125% due 7/15/51	$78,481
111,000	A	3.000% due 3/15/52	73,597
		Ameren Illinois Co., 1st Mortgage Notes:
43,000	A	3.250% due 3/15/50	30,442
95,000	A	2.900% due 6/15/51	62,095
170,000	A	5.550% due 7/1/54	171,875
150,000	A-	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(a)	135,883
		Arizona Public Service Co., Senior Unsecured Notes:
25,000	BBB+	5.550% due 8/1/33	26,308
25,000	BBB+	3.350% due 5/15/50	17,638
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
964,000	A	5.450% due 6/1/35	1,008,697
6,000	A	3.500% due 8/15/46	4,524
50,000	A	3.750% due 8/15/47	39,534
80,000	A	3.200% due 9/15/49	55,882
67,000	A	2.900% due 6/15/50	44,092
54,000	A	4.550% due 6/1/52	46,737
65,000	A	5.400% due 6/1/53	63,828
555,000	A	Basin Electric Power Cooperative, 1st Mortgage Notes, 5.850% due 10/15/55(a)	556,670
25,000	A-	Berkshire Hathaway Energy Co., Senior Unsecured Notes, 6.125% due 4/1/36	27,325
		Calpine Corp., Senior Unsecured Notes:
310,000	B+	5.125% due 3/15/28(a)	311,748
350,000	B+	4.625% due 2/1/29(a)	347,645
		CenterPoint Energy Houston Electric LLC:
118,000	A	1st Mortgage Notes, 3.600% due 3/1/52	88,575
129,000	A	General Refinance Mortgage, 4.450% due 10/1/32	129,280
		Comision Federal de Electricidad, Company Guaranteed Notes:
1,500,000	BBB	3.348% due 2/9/31(a)	1,352,958
1,000,000	BBB	3.875% due 7/26/33(a)	882,190
		Commonwealth Edison Co., 1st Mortgage Notes:
25,000	A	5.900% due 3/15/36	27,258
71,000	A	5.950% due 6/1/55	75,477
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
40,000	A-	3.950% due 4/1/50	32,037
134,000	A-	5.900% due 11/15/53	140,126
100,000	A-	5.700% due 5/15/54	101,997
25,000	A-	4.625% due 12/1/54	21,621
174,000	BBB+	Constellation Energy Generation LLC, Senior Unsecured Notes, 5.600% due 6/15/42	177,040
		Consumers Energy Co., 1st Mortgage Notes:
56,000	A	3.500% due 8/1/51	41,786
53,000	A	2.650% due 8/15/52	34,123
113,000	A	4.200% due 9/1/52	93,692
		Dominion Energy Inc.:
		Junior Subordinated Notes:
1,600,000	BBB-	6.625% (5-Year CMT Index + 2.207%) due 5/15/55(d)	1,662,576
193,000	BBB-	6.000% (5-Year CMT Index + 2.262%) due 2/15/56(d)	195,363
100,000	BBB	Senior Unsecured Notes, 4.250% due 6/1/28	100,289

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
			Dominion Energy South Carolina Inc., 1st Mortgage Notes:
$ 50,000		A	5.300% due 1/15/35	$52,303
83,000		A	6.250% due 10/15/53	91,970
			DTE Electric Co., General Refinance Mortgage:
350,000		A	5.200% due 3/1/34	364,481
180,000		A	3.250% due 4/1/51	128,085
			Duke Energy Carolinas LLC, 1st Mortgage Notes:
104,000		A	3.950% due 11/15/28	104,311
100,000		A	4.950% due 1/15/33	103,596
25,000		A	6.050% due 4/15/38	27,440
500,000		A	4.250% due 12/15/41	447,145
105,000		A	3.200% due 8/15/49	73,012
80,000		A	3.550% due 3/15/52	59,195
202,000		A	5.350% due 1/15/53	197,884
			Duke Energy Corp., Senior Unsecured Notes:
50,000		BBB	4.850% due 1/5/27	50,411
700,000	EUR	BBB	3.100% due 6/15/28	819,299
			Duke Energy Florida LLC, 1st Mortgage Notes:
145,000		A	2.500% due 12/1/29	137,093
133,000		A	1.750% due 6/15/30	120,107
495,000		A	4.850% due 12/1/35	497,822
25,000		A	6.400% due 6/15/38	28,322
24,000		A	4.200% due 7/15/48	19,967
26,000		A	5.950% due 11/15/52	27,457
350,000		A	6.200% due 11/15/53	384,280
			Duke Energy Indiana LLC, 1st Mortgage Notes:
380,000		A	2.750% due 4/1/50	241,759
500,000		A	5.400% due 4/1/53	488,154
			Duke Energy Ohio Inc., 1st Mortgage Notes:
529,000		A	3.650% due 2/1/29	524,850
20,000		A	5.650% due 4/1/53	20,200
			Duke Energy Progress LLC, 1st Mortgage Notes:
130,000		A	3.450% due 3/15/29	128,094
43,000		A	5.250% due 3/15/33	45,117
81,000		A	4.150% due 12/1/44	68,940
67,000		A	2.900% due 8/15/51	43,353
			Edison International:
390,000		BB	Junior Subordinated Notes, 8.125% (5-Year CMT Index + 3.864%) due 6/15/53(d)(f)	403,156
180,000		BB+	Senior Unsecured Notes, 6.950% due 11/15/29	191,803
781,000		BB+	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(d)	787,390
770,000		BBB-	Emera US Finance LP, Company Guaranteed Notes, 2.639% due 6/15/31	693,004
			Enel Finance International NV, Company Guaranteed Notes:
450,000		BBB	5.000% due 9/30/35(a)	449,224
310,000		BBB	5.750% due 9/30/55(a)	305,829
			Entergy Arkansas LLC, 1st Mortgage Notes:
87,000		A	3.350% due 6/15/52	60,729
350,000		A	5.750% due 6/1/54	362,647
			Entergy Corp., Junior Subordinated Notes:
486,000		BBB-	7.125% (5-Year CMT Index + 2.670%) due 12/1/54(d)	511,629

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
$ 30,000		BBB-	5.875% (5-Year CMT Index + 2.179%) due 6/15/56(d)	$29,980
			Entergy Louisiana LLC:
			1st Mortgage Notes:
25,000		A	5.150% due 9/15/34	25,765
25,000		A	2.900% due 3/15/51	16,167
25,000		A	Collateral Trust, 4.200% due 9/1/48	20,651
			Entergy Mississippi LLC, 1st Mortgage Notes:
370,000		A	5.000% due 9/1/33	378,598
525,000		A	5.800% due 4/15/55	540,754
			Entergy Texas Inc., 1st Mortgage Notes:
50,000		A	5.250% due 4/15/35	51,740
565,000		A	5.550% due 9/15/54	559,761
200,000	EUR	A	ESB Finance DAC, Company Guaranteed Notes, (Cost - $222,761, acquired 3/6/24), 4.000% due 10/3/28(c)	239,939
855,000		BB+	EUSHI Finance Inc., Company Guaranteed Notes, 7.625% (5-Year CMT Index + 3.136%) due 12/15/54(d)	905,034
725,000		BBB-	Evergy Inc., Junior Subordinated Notes, 6.650% (5-Year CMT Index + 2.558%) due 6/1/55(d)	741,969
128,000		BBB	Eversource Energy, Senior Unsecured Notes, 5.450% due 3/1/28	131,129
198,101		BBB	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes, 7.250% due 1/31/41	207,396
			FirstEnergy Corp., Senior Unsecured Notes:
470,000		BBB-	3.900% due 7/15/27	467,652
240,000		BBB-	4.850% due 7/15/47	213,992
			Florida Power & Light Co., 1st Mortgage Notes:
25,000		A+	5.650% due 2/1/37	26,945
251,000		A+	3.950% due 3/1/48	205,608
122,000		A+	2.875% due 12/4/51	79,596
			Georgia Power Co., Senior Unsecured Notes:
50,000		A	5.004% due 2/23/27	50,654
278,000		A	4.950% due 5/17/33	285,019
430,000		A	5.250% due 3/15/34	446,577
500,000		BBB+	Interstate Power & Light Co., Senior Unsecured Notes, 5.600% due 6/29/35	524,424
1,365,000		BBB+	ITC Holdings Corp., Senior Unsecured Notes, 5.650% due 5/9/34(a)(f)	1,434,348
			MidAmerican Energy Co., 1st Mortgage Notes:
47,000		A	3.100% due 5/1/27	46,532
141,000		A	5.850% due 9/15/54	147,844
167,000		A	5.300% due 2/1/55	161,637
100,000		A-	National Rural Utilities Cooperative Finance Corp., Senior Unsecured Notes, 4.850% due 2/7/29	102,521
			NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
250,000		BBB+	1.875% due 1/15/27	244,055
50,000		BBB+	2.250% due 6/1/30	46,007
50,000		BBB+	5.050% due 2/28/33	51,400
50,000		BBB+	5.250% due 3/15/34	51,572
160,000		BBB	6.500% (5-Year CMT Index + 1.979%) due 8/15/55(d)	169,414
800,000		BBB+	Niagara Mohawk Power Corp., Senior Unsecured Notes, 5.996% due 7/3/55(a)	826,899
			Northern States Power Co., 1st Mortgage Notes:
211,000		A	2.900% due 3/1/50	142,390
136,000		A	2.600% due 6/1/51	85,234
62,000		A	5.100% due 5/15/53	58,774

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
		NRG Energy Inc.:
		Company Guaranteed Notes:
$ 205,000	BB	5.750% due 1/15/28	$205,697
380,000	BB	5.250% due 6/15/29(a)	381,839
		Senior Secured Notes:
80,000	BBB-	4.734% due 10/15/30(a)	79,902
977,000	BBB-	5.407% due 10/15/35(a)	978,867
		Ohio Power Co., Senior Unsecured Notes:
113,000	BBB+	2.600% due 4/1/30	105,553
89,000	BBB+	5.000% due 6/1/33	90,928
66,000	BBB+	4.000% due 6/1/49	51,968
438,000	BBB+	2.900% due 10/1/51	275,994
		Oncor Electric Delivery Co. LLC:
25,000	A	1st Mortgage Notes, 2.700% due 11/15/51	15,328
		Senior Secured Notes:
50,000	A	4.550% due 9/15/32	50,248
50,000	A	5.650% due 11/15/33	53,540
50,000	A	4.950% due 9/15/52	45,731
		Pacific Gas & Electric Co., 1st Mortgage Notes:
500,000	BBB	5.450% due 6/15/27	507,509
124,000	BBB	5.000% due 6/4/28	126,072
2,090,000	BBB	4.550% due 7/1/30	2,083,736
89,000	BBB	2.500% due 2/1/31	80,112
1,020,000	BBB	5.050% due 10/15/32	1,027,303
136,000	BBB	6.150% due 1/15/33	145,093
179,000	BBB	6.400% due 6/15/33	194,350
111,000	BBB	6.950% due 3/15/34	124,338
100,000	BBB	4.500% due 7/1/40	87,985
50,000	BBB	3.300% due 8/1/40	38,311
50,000	BBB	4.950% due 7/1/50	43,208
90,000	BBB	3.500% due 8/1/50	62,031
28,000	BBB	6.750% due 1/15/53	30,425
55,000	BBB	6.700% due 4/1/53	59,238
		PacifiCorp, 1st Mortgage Notes:
50,000	BBB+	5.450% due 2/15/34	51,113
25,000	BBB+	5.750% due 4/1/37	25,754
		PECO Energy Co., 1st Mortgage Notes:
46,000	A	3.050% due 3/15/51	30,749
74,000	A	4.600% due 5/15/52	65,076
91,000	A	4.375% due 8/15/52	76,853
		PG&E Corp.:
1,435,000	B	Junior Subordinated Notes, 7.375% (5-Year CMT Index + 3.883%) due 3/15/55(d)	1,485,066
		Senior Secured Notes:
145,000	BB	5.000% due 7/1/28	144,033
180,000	BB	5.250% due 7/1/30	178,408
100,000	AAA	PG&E Recovery Funding LLC, Senior Secured Notes, 5.231% due 6/1/42	103,315
		PPL Electric Utilities Corp., 1st Mortgage Notes:
25,000	A+	5.000% due 5/15/33	25,871
25,000	A+	4.850% due 2/15/34	25,591
25,000	A+	5.250% due 5/15/53	24,567

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
$ 860,000	BBB	PSEG Power LLC, Senior Unsecured Notes, 5.750% due 5/15/35(a)	$903,086
270,000	A	Public Service Co. of Colorado, 1st Mortgage Notes, 2.700% due 1/15/51	167,241
102,000	A	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	96,740
		Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000	A	3.200% due 5/15/29	194,254
185,000	A	4.900% due 12/15/32	190,428
350,000	A-	Puget Sound Energy Inc., Senior Secured Notes, 5.685% due 6/15/54	356,272
200,000	Ba2(b)	Saavi Energia Sarl, Senior Unsecured Notes, 8.875% due 2/10/35	215,126
		San Diego Gas & Electric Co., 1st Mortgage Notes:
370,000	A	3.320% due 4/15/50	260,913
120,000	A	5.350% due 4/1/53	115,537
		Sempra:
		Junior Subordinated Notes:
905,000	BBB-	6.625% (5-Year CMT Index + 2.354%) due 4/1/55(d)	915,694
61,000	BBB-	6.375% (5-Year CMT Index + 2.632%) due 4/1/56(d)	62,177
25,000	BBB	Senior Unsecured Notes, 3.800% due 2/1/38	21,655
		Southern California Edison Co.:
		1st Mortgage Notes:
310,000	BBB+	5.300% due 3/1/28	316,209
208,000	BBB+	5.650% due 10/1/28	215,354
199,000	BBB+	5.950% due 11/1/32	211,589
619,000	BBB+	5.200% due 6/1/34	625,092
660,000	BBB+	5.450% due 3/1/35	674,519
60,000	BBB+	3.650% due 6/1/51	42,192
30,000	BBB+	5.875% due 12/1/53	29,414
850,000	BBB+	5.750% due 4/15/54	817,833
25,000	BBB+	1st Refinanced Mortgage Notes, 5.950% due 2/1/38	25,798
550,000	A-	Southwestern Public Service Co., 1st Mortgage Notes, 6.000% due 6/1/54	573,669
50,000	BBB+	System Energy Resources Inc., 1st Refinanced Mortgage Notes, 5.300% due 12/15/34	50,846
		Union Electric Co., 1st Mortgage Notes:
350,000	A	5.200% due 4/1/34	362,945
51,000	A	5.450% due 3/15/53	50,131
		Virginia Electric & Power Co., Senior Unsecured Notes:
25,000	BBB+	6.000% due 5/15/37	27,188
52,000	BBB+	2.950% due 11/15/51	33,549
126,000	BBB+	5.700% due 8/15/53	127,100
15,000	BBB+	5.350% due 1/15/54	14,418
		Vistra Operations Co. LLC:
		Company Guaranteed Notes:
1,390,000	BB+	5.000% due 7/31/27(a)	1,395,320
115,000	BB+	7.750% due 10/15/31(a)	122,224
		Senior Secured Notes:
117,000	BBB-	3.700% due 1/30/27(a)	116,214
451,000	BBB-	4.300% due 10/15/28(a)	450,125
871,000	BBB-	4.600% due 10/15/30(a)	869,690
710,000	BBB-	6.000% due 4/15/34(a)	751,109
		Wisconsin Power & Light Co., Senior Unsecured Notes:
25,000	A-	5.375% due 3/30/34	26,003

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Electric - 2.7% - (continued)
$ 25,000		A-	3.650% due 4/1/50	$18,602

			Total Electric	48,130,091

Electrical Components & Equipment - 0.0%@
			Emerson Electric Co., Senior Unsecured Notes:
25,000		A	2.750% due 10/15/50	16,404
25,000		A	2.800% due 12/21/51	16,327
120,000		B	Energizer Holdings Inc., Company Guaranteed Notes, 4.750% due 6/15/28(a)	118,646
85,000		BB+	EnerSys, Company Guaranteed Notes, 6.625% due 1/15/32(a)	88,440
330,000		BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.625% due 3/15/32(a)	346,546

			Total Electrical Components & Equipment	586,363

Electronics - 0.1%
144,000		A-	Amphenol Corp., Senior Unsecured Notes, 5.300% due 11/15/55	140,380
140,000		B+	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(a)	138,892
			Honeywell International Inc., Senior Unsecured Notes:
100,000		A	1.100% due 3/1/27	96,661
220,000		A	5.000% due 3/1/35	225,924
25,000		A	3.812% due 11/21/47	20,059
50,000		A	2.800% due 6/1/50	33,286
25,000		A	5.250% due 3/1/54	24,232
25,000		A	5.350% due 3/1/64	24,402
210,000		BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	207,606
			Sensata Technologies Inc., Company Guaranteed Notes:
205,000		BB+	4.375% due 2/15/30(a)	200,377
80,000		BB+	3.750% due 2/15/31(a)	74,921

			Total Electronics	1,186,740

Energy - Alternate Sources - 0.0%@
200,000		Ba3(b)	FS Luxembourg Sarl, Company Guaranteed Notes, 8.625% due 6/25/33(a)	205,168
85,000		BB-	TerraForm Power Operating LLC, Company Guaranteed Notes, 4.750% due 1/15/30(a)	81,777

			Total Energy - Alternate Sources	286,945

Engineering & Construction - 0.0%@
105,000		BB	AECOM, Company Guaranteed Notes, 6.000% due 8/1/33(a)	108,015
290,000		BBB-	CIMIC Finance USA Pty Ltd., Company Guaranteed Notes, 7.000% due 3/25/34(a)	318,149
120,000		BB+	Dycom Industries Inc., Company Guaranteed Notes, 4.500% due 4/15/29(a)	118,498
220,000		BB	Global Infrastructure Solutions Inc., Company Guaranteed Notes, 5.625% due 6/1/29(a)	221,499

			Total Engineering & Construction	766,161

Entertainment - 0.2%
120,000		B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	118,538
			Caesars Entertainment Inc., Senior Secured Notes:
100,000		BB-	7.000% due 2/15/30(a)	103,586
290,000		BB-	6.500% due 2/15/32(a)	295,168
70,000		BB	Cinemark USA Inc., Company Guaranteed Notes, 5.250% due 7/15/28(a)	69,877
330,000		BB-	Live Nation Entertainment Inc., Company Guaranteed Notes, 4.750% due 10/15/27(a)	329,711
400,000	EUR	B-	Motion Finco Sarl, Senior Secured Notes, (Cost - $441,229, acquired 3/21/25), 7.375% due 6/15/30(c)	417,674
50,000		B+	Six Flags Entertainment Corp., Company Guaranteed Notes, 7.250% due 5/15/31(a)	47,713
295,000		B+	Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Company Guaranteed Notes, 5.250% due 7/15/29	273,850
700,000	EUR	BBB+	Universal Music Group NV, Senior Unsecured Notes, (Cost - $780,944, acquired 12/3/24), 4.000% due 6/13/31(c)	842,594
180,000		BB-	Vail Resorts Inc., Company Guaranteed Notes, 6.500% due 5/15/32(a)	187,233

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Entertainment - 0.2% - (continued)
			Warnermedia Holdings Inc., Company Guaranteed Notes:
$ 270,000		BB	4.279% due 3/15/32	$247,050
25,000		BB	5.050% due 3/15/42	20,020
340,000		BB-	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	367,562

			Total Entertainment	3,320,576

Environmental Control - 0.1%
305,000		BB	GFL Environmental Inc., Company Guaranteed Notes, 6.750% due 1/15/31(a)	320,577
			Republic Services Inc., Senior Unsecured Notes:
66,000		A-	3.375% due 11/15/27	65,478
260,000		A-	4.875% due 4/1/29	267,365
			Waste Connections Inc., Senior Unsecured Notes:
25,000		BBB+	3.050% due 4/1/50	17,027
25,000		BBB+	2.950% due 1/15/52	16,564
			Waste Management Inc., Company Guaranteed Notes:
100,000		A-	3.875% due 1/15/29	99,944
100,000		A-	4.950% due 3/15/35	102,525
50,000		A-	2.950% due 6/1/41	38,587
315,000		BB	Wrangler Holdco Corp., Company Guaranteed Notes, 6.625% due 4/1/32(a)	331,250

			Total Environmental Control	1,259,317

Food - 0.6%
			Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
500,000		BB+	5.875% due 2/15/28(a)	501,323
35,000		BB+	5.750% due 3/31/34(a)	35,326
400,000	EUR	B	Flora Food Management BV, Senior Secured Notes, (Cost - $445,166, acquired 3/21/25), 6.875% due 7/2/29(c)	458,754
			General Mills Inc., Senior Unsecured Notes:
50,000		BBB	3.200% due 2/10/27	49,532
25,000		BBB	3.000% due 2/1/51	16,601
200,000		Baa3(b)	Grupo Nutresa SA, Company Guaranteed Notes, 9.000% due 5/12/35(a)	226,400
597,000	GBP	B	Iceland Bondsco PLC, Senior Secured Notes, (Cost - $794,419, acquired 5/29/24), 10.875% due 12/15/27(c)	839,097
			J.M. Smucker Co. (The), Senior Unsecured Notes:
25,000		BBB	4.250% due 3/15/35	23,773
25,000		BBB	6.500% due 11/15/53	27,520
			JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Company Guaranteed Notes:
370,000		BBB-	3.625% due 1/15/32	347,135
50,000		BBB-	4.375% due 2/2/52	39,439
50,000		BBB-	6.500% due 12/1/52	52,296
			JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings Inc./JBS USA Food Co., Company Guaranteed Notes:
750,000		BBB-	5.500% due 1/15/36(a)	768,171
80,000		BBB-	6.375% due 4/15/66(a)	81,605
			Kraft Heinz Foods Co., Company Guaranteed Notes:
25,000		BBB	6.875% due 1/26/39	28,156
25,000		BBB	6.500% due 2/9/40	27,300
50,000		BBB	5.200% due 7/15/45	46,677
75,000		BBB	4.375% due 6/1/46	63,054
50,000		BBB	4.875% due 10/1/49	43,954
			Kroger Co. (The), Senior Unsecured Notes:
290,000		BBB	5.000% due 9/15/34	294,756
25,000		BBB	3.875% due 10/15/46	19,749
25,000		BBB	4.450% due 2/1/47	21,480

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Food - 0.6% - (continued)
$ 25,000		BBB	5.400% due 1/15/49	$24,362
25,000		BBB	3.950% due 1/15/50	19,476
850,000		BBB	5.500% due 9/15/54	829,493
75,000		BB+	Lamb Weston Holdings Inc., Company Guaranteed Notes, 4.125% due 1/31/30(a)	72,840
			Mars Inc.:
230,000		A	Company Guaranteed Notes, 3.200% due 4/1/30(a)	222,662
			Senior Unsecured Notes:
70,000		A	5.000% due 3/1/32(a)	72,380
2,210,000		A	5.200% due 3/1/35(a)	2,287,324
1,845,000		A	5.700% due 5/1/55(a)	1,882,026
175,000		BB	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	175,174
235,000		BB	Post Holdings Inc., Senior Secured Notes, 6.250% due 2/15/32(a)	242,947
			Sysco Corp., Company Guaranteed Notes:
25,000		BBB	5.950% due 4/1/30	26,525
25,000		BBB	4.450% due 3/15/48	21,650
25,000		BBB	3.150% due 12/14/51	16,935
25,000		BBB	Tyson Foods Inc., Senior Unsecured Notes, 5.100% due 9/28/48	23,223

			Total Food	9,929,115

Forest Products & Paper - 0.0%@
			International Paper Co., Senior Unsecured Notes:
25,000		BBB	6.000% due 11/15/41	26,114
25,000		BBB	4.800% due 6/15/44	22,529
25,000		BBB	4.350% due 8/15/48	20,604
50,000		BBB-	Suzano Austria GmbH, Company Guaranteed Notes, 3.750% due 1/15/31	47,256

			Total Forest Products & Paper	116,503

Gas - 0.2%
1,000,000	EUR	BBB	APA Infrastructure Ltd., (Cost - $999,214, acquired 5/31/24), Company Guaranteed Notes, 2.000% due 7/15/30(c)	1,106,291
92,000		A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	79,254
790,000		BBB+	Brooklyn Union Gas Co. (The), Senior Unsecured Notes, 6.388% due 9/15/33(a)	858,851
			CenterPoint Energy Resources Corp., Senior Unsecured Notes:
108,000		BBB+	5.250% due 3/1/28	110,811
52,000		BBB+	1.750% due 10/1/30	46,401
25,000		BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 3/15/30	25,902
			NiSource Inc., Senior Unsecured Notes:
75,000		BBB+	3.490% due 5/15/27	74,486
61,000		BBB+	5.250% due 3/30/28	62,596
153,000		BBB+	3.600% due 5/1/30	148,932
			Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
90,000		BBB+	3.500% due 6/1/29	88,420
96,000		BBB+	2.500% due 3/15/31	87,477
109,000		BBB+	3.350% due 6/1/50	77,156
55,000		BBB+	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	56,541
75,000		A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	76,116

			Total Gas	2,899,234

Healthcare - Products - 0.2%
			Abbott Laboratories, Senior Unsecured Notes:
50,000		AA-	4.750% due 11/30/36	50,858
75,000		AA-	4.900% due 11/30/46	71,802

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Healthcare - Products - 0.2% - (continued)
$ 60,000	BBB+	Agilent Technologies Inc., Senior Unsecured Notes, 2.300% due 3/12/31	$54,381
160,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 4.625% due 7/15/28(a)	158,617
22,000	B	Bausch + Lomb Corp., Senior Secured Notes, 8.375% due 10/1/28(a)	22,963
		Baxter International Inc., Senior Unsecured Notes:
50,000	BBB-	1.915% due 2/1/27	48,722
755,000	BBB-	5.650% due 12/15/35	769,758
25,000	BBB-	3.132% due 12/1/51	16,104
25,000	A-	Boston Scientific Corp., Senior Unsecured Notes, 4.700% due 3/1/49	22,954
		Danaher Corp., Senior Unsecured Notes:
25,000	A-	2.600% due 10/1/50	15,651
25,000	A-	2.800% due 12/10/51	16,212
25,000	A-	DH Europe Finance II Sarl, Company Guaranteed Notes, 3.400% due 11/15/49	18,542
140,000	BB+	Hologic Inc., Company Guaranteed Notes, 3.250% due 2/15/29(a)	138,473
575,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	595,453
		Medtronic Inc., Company Guaranteed Notes:
50,000	A	4.375% due 3/15/35	49,556
50,000	A	4.625% due 3/15/45	46,417
		Solventum Corp., Company Guaranteed Notes:
430,000	BBB	5.450% due 3/13/31	449,123
590,000	BBB	5.600% due 3/23/34	616,801
465,000	BBB	5.900% due 4/30/54	477,618
		Stryker Corp., Senior Unsecured Notes:
25,000	BBB+	4.625% due 3/15/46	22,703
25,000	BBB+	2.900% due 6/15/50	16,897
		Thermo Fisher Scientific Inc., Senior Unsecured Notes:
164,000	A-	2.000% due 10/15/31	146,758
200,000	A-	5.086% due 8/10/33	208,854

		Total Healthcare - Products	4,035,217

Healthcare - Services - 0.8%
110,000	B+	Acadia Healthcare Co., Inc., Company Guaranteed Notes, 5.500% due 7/1/28(a)	109,062
		Aetna Inc., Senior Unsecured Notes:
25,000	BBB	6.625% due 6/15/36	27,656
25,000	BBB	4.750% due 3/15/44	22,111
		Centene Corp., Senior Unsecured Notes:
50,000	BBB-	4.250% due 12/15/27	49,425
50,000	BBB-	2.450% due 7/15/28	46,654
100,000	BBB-	4.625% due 12/15/29	96,754
50,000	BBB-	3.375% due 2/15/30	45,997
50,000	BBB-	3.000% due 10/15/30	44,651
50,000	BBB-	2.500% due 3/1/31	43,141
110,000	BB	Charles River Laboratories International Inc., Company Guaranteed Notes, 3.750% due 3/15/29(a)	106,221
		Cigna Group (The):
		Company Guaranteed Notes:
100,000	A-	3.400% due 3/1/27	99,277
930,000	A-	4.375% due 10/15/28	939,414
50,000	A-	4.800% due 8/15/38	48,435
50,000	A-	4.800% due 7/15/46	45,217
25,000	A-	3.875% due 10/15/47	19,590

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Healthcare - Services - 0.8% - (continued)
$ 25,000	A-	4.900% due 12/15/48	$22,694
		Senior Unsecured Notes:
50,000	A-	3.400% due 3/15/50	35,602
50,000	A-	3.400% due 3/15/51	35,235
25,000	A-	5.600% due 2/15/54	24,688
100,000	A-	City of Hope, Senior Secured Notes, 5.623% due 11/15/43	99,850
		CommonSpirit Health, Senior Secured Notes:
50,000	AA	3.817% due 10/1/49	38,298
95,000	A-	3.910% due 10/1/50	72,070
100,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	74,007
		DaVita Inc., Company Guaranteed Notes:
255,000	BB-	4.625% due 6/1/30(a)	247,547
425,000	BB-	6.750% due 7/15/33(a)	441,983
50,000	AA-	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	41,193
		Elevance Health Inc., Senior Unsecured Notes:
97,000	A-	4.550% due 3/1/48	83,796
25,000	A-	3.125% due 5/15/50	16,685
25,000	A-	3.600% due 3/15/51	18,108
25,000	A-	4.550% due 5/15/52	21,075
66,000	A-	6.100% due 10/15/52	68,872
50,000	A-	5.700% due 9/15/55	49,709
200,000	BB-	Encompass Health Corp., Company Guaranteed Notes, 4.750% due 2/1/30	199,439
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	109,746
		HCA Inc., Company Guaranteed Notes:
200,000	BBB-	5.200% due 6/1/28	205,119
90,000	BBB-	5.875% due 2/1/29	93,783
104,000	BBB-	4.125% due 6/15/29	103,794
805,000	BBB-	3.500% due 9/1/30	775,096
286,000	BBB-	4.600% due 11/15/32	285,984
87,000	BBB-	4.900% due 11/15/35	86,703
25,000	BBB-	5.125% due 6/15/39	24,494
178,000	BBB-	3.500% due 7/15/51	123,915
150,000	BBB-	6.000% due 4/1/54	152,400
894,000	BBB-	5.950% due 9/15/54	900,734
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	32,104
		Humana Inc., Senior Unsecured Notes:
57,000	BBB	1.350% due 2/3/27	55,198
50,000	BBB	3.950% due 3/15/27	49,845
25,000	BBB	5.875% due 3/1/33	26,423
25,000	BBB	5.950% due 3/15/34	26,423
25,000	BBB	3.950% due 8/15/49	18,879
25,000	BBB	5.500% due 3/15/53	23,179
		IQVIA Inc., Company Guaranteed Notes:
200,000	BB	5.000% due 10/15/26(a)	200,023
325,000	BB	6.250% due 6/1/32(a)	340,345
100,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	96,596
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,549
90,000	Aa2(b)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	79,605

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Healthcare - Services - 0.8% - (continued)
$ 90,000	AA-	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	$82,383
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	99,636
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(a)	150,219
65,000	Aa2(b)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	41,592
		Tenet Healthcare Corp., Senior Secured Notes:
610,000	BB	4.625% due 6/15/28	610,752
470,000	BB	6.125% due 6/15/30	480,994
		UnitedHealth Group Inc., Senior Unsecured Notes:
100,000	A+	3.450% due 1/15/27	99,498
50,000	A+	2.950% due 10/15/27	49,212
100,000	A+	3.850% due 6/15/28	99,892
100,000	A+	4.250% due 1/15/29	100,772
2,025,000	A+	4.650% due 1/15/31	2,062,011
100,000	A+	2.300% due 5/15/31	90,492
50,000	A+	4.500% due 4/15/33	49,921
165,000	A+	5.300% due 6/15/35	172,011
25,000	A+	5.800% due 3/15/36	26,916
50,000	A+	3.500% due 8/15/39	42,286
25,000	A+	2.750% due 5/15/40	18,987
153,000	A+	3.750% due 10/15/47	119,318
25,000	A+	4.250% due 6/15/48	20,868
375,000	A+	3.700% due 8/15/49	284,596
224,000	A+	3.250% due 5/15/51	155,023
50,000	A+	4.750% due 5/15/52	44,218
885,000	A+	5.050% due 4/15/53	816,940
850,000	A+	5.625% due 7/15/54	852,134
85,000	A+	5.950% due 6/15/55	89,141
120,000	A+	3.875% due 8/15/59	88,788
50,000	A+	3.125% due 5/15/60	31,201
65,000	A+	4.950% due 5/15/62	57,616
53,000	A+	5.200% due 4/15/63	48,706

		Total Healthcare - Services	14,098,516

Home Builders - 0.1%
1,485,000	BB	Century Communities Inc., Company Guaranteed Notes, 6.625% due 9/15/33(a)	1,507,161
10,000	BBB	Lennar Corp., Company Guaranteed Notes, 4.750% due 11/29/27	10,084
60,000	BB-	LGI Homes Inc., Company Guaranteed Notes, 8.750% due 12/15/28(a)	62,547
35,000	BBB	Sekisui House US Inc., Company Guaranteed Notes, 6.000% due 1/15/43	32,978

		Total Home Builders	1,612,770

Home Furnishings - 0.0%@
240,000	BB-	Somnigroup International Inc., Company Guaranteed Notes, 4.000% due 4/15/29(a)	234,002

Household Products/Wares - 0.0%@
165,000	B	ACCO Brands Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	149,777
25,000	A	Kimberly-Clark Corp., Senior Unsecured Notes, 3.200% due 7/30/46	18,313

		Total Household Products/Wares	168,090

Housewares - 0.0%@
105,000	BB	Central Garden & Pet Co., Company Guaranteed Notes, 4.125% due 10/15/30	100,758
		Newell Brands Inc., Senior Unsecured Notes:
375,000	B+	6.625% due 9/15/29	369,768

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Housewares - 0.0%@ - (continued)
$ 105,000	B+	6.375% due 5/15/30	$101,165
250,000	B-	Scotts Miracle-Gro Co. (The), Company Guaranteed Notes, 4.500% due 10/15/29(f)	245,107

		Total Housewares	816,798

Insurance - 1.4%
2,055,000	A-	200 Park Funding Trust, Senior Unsecured Notes, 5.740% due 2/15/55(a)	2,072,759
		Aflac Inc., Senior Unsecured Notes:
25,000	A-	3.600% due 4/1/30	24,611
25,000	A-	4.750% due 1/15/49	22,391
		Allianz SE, Subordinated Notes:
1,000,000	A+	6.350% (5-Year CMT Index + 3.232%) due 9/6/53(a)(d)	1,080,753
1,000,000	A+	5.600% (5-Year CMT Index + 2.771%) due 9/3/54(a)(d)	1,025,282
		Allstate Corp. (The), Senior Unsecured Notes:
25,000	BBB+	1.450% due 12/15/30	21,841
25,000	BBB+	5.250% due 3/30/33	26,093
25,000	BBB+	4.200% due 12/15/46	21,049
25,000	BBB+	3.850% due 8/10/49	19,526
		American International Group Inc., Senior Unsecured Notes:
50,000	A-	5.125% due 3/27/33	51,704
83,000	A-	4.750% due 4/1/48	74,659
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	22,307
49,000	A-	3.750% due 5/2/29	48,428
38,000	A-	2.800% due 5/15/30	35,821
50,000	A-	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes, 5.350% due 2/28/33	52,294
		Aon North America Inc., Company Guaranteed Notes:
50,000	A-	5.450% due 3/1/34	52,318
50,000	A-	5.750% due 3/1/54	50,748
25,000	A-	Arch Capital Group Ltd., Senior Unsecured Notes, 3.635% due 6/30/50	18,999
		Arthur J. Gallagher & Co., Senior Unsecured Notes:
25,000	BBB	5.450% due 7/15/34	26,070
25,000	BBB	3.500% due 5/20/51	17,874
25,000	BBB	5.750% due 3/2/53	24,959
25,000	BBB	5.750% due 7/15/54	24,989
805,000	BBB-	Aspen Insurance Holdings Ltd., Senior Unsecured Notes, 5.750% due 7/1/30	844,112
25,000	A	Assured Guaranty US Holdings Inc., Company Guaranteed Notes, 3.150% due 6/15/31	23,620
		Athene Global Funding:
1,065,000	A+	Secured Notes, 5.033% due 7/17/30(a)	1,078,699
1,250,000	A+	Senior Secured Notes, 5.543% due 8/22/35(a)	1,258,835
		Athene Holding Ltd., Senior Unsecured Notes:
25,000	A-	6.150% due 4/3/30	26,518
25,000	A-	3.500% due 1/15/31	23,675
25,000	A-	5.875% due 1/15/34	25,943
50,000	A-	6.250% due 4/1/54	49,297
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
25,000	AA	1.450% due 10/15/30	22,282
50,000	AA	2.875% due 3/15/32	46,982
25,000	AA	5.750% due 1/15/40	27,450
25,000	AA	4.400% due 5/15/42	23,504

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Insurance - 1.4% - (continued)
$ 50,000	AA	4.200% due 8/15/48	$42,716
460,000	AA	4.250% due 1/15/49	396,645
50,000	AA	2.850% due 10/15/50	32,967
25,000	AA	2.500% due 1/15/51	15,433
75,000	AA	3.850% due 3/15/52	59,175
25,000	AA	Berkshire Hathaway Inc., Senior Unsecured Notes, 4.500% due 2/11/43	23,818
25,000	BBB	Brighthouse Financial Inc., Senior Unsecured Notes, 5.625% due 5/15/30	25,263
		Brown & Brown Inc., Senior Unsecured Notes:
25,000	BBB-	4.500% due 3/15/29	25,101
25,000	BBB-	2.375% due 3/15/31	22,411
50,000	BBB-	6.250% due 6/23/55	52,448
		Chubb INA Holdings LLC, Company Guaranteed Notes:
25,000	A	1.375% due 9/15/30	22,045
25,000	A	4.150% due 3/13/43	21,976
50,000	A	3.050% due 12/15/61	31,469
600,000	BBB+	Cincinnati Financial Corp., Senior Unsecured Notes, 6.125% due 11/1/34	649,820
25,000	A-	CNA Financial Corp., Senior Unsecured Notes, 5.500% due 6/15/33	26,031
		Corebridge Financial Inc.:
25,000	BBB-	Junior Subordinated Notes, 6.875% (5-Year CMT Index + 3.846%) due 12/15/52(d)	25,550
		Senior Unsecured Notes:
50,000	BBB+	3.650% due 4/5/27	49,624
50,000	BBB+	3.850% due 4/5/29	49,261
25,000	BBB+	6.050% due 9/15/33	26,631
25,000	BBB+	5.750% due 1/15/34	26,103
25,000	BBB+	4.350% due 4/5/42	21,596
25,000	BBB+	4.400% due 4/5/52	20,404
106,000	A+	Corebridge Global Funding, Senior Secured Notes, 4.900% due 8/21/32(a)	107,122
		Equitable Holdings Inc., Senior Unsecured Notes:
17,000	A-	4.350% due 4/20/28	17,070
25,000	A-	5.594% due 1/11/33	26,198
17,000	A-	5.000% due 4/20/48	15,414
		Everest Reinsurance Holdings Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 10/15/50	17,664
25,000	BBB+	3.125% due 10/15/52	16,121
		Fairfax Financial Holdings Ltd., Senior Unsecured Notes:
25,000	A-	6.000% due 12/7/33	26,663
25,000	A-	6.350% due 3/22/54	26,170
25,000	BBB	Fidelity National Financial Inc., Senior Unsecured Notes, 3.400% due 6/15/30	23,845
615,000	AA-	Guardian Life Insurance Co. of America (The), Subordinated Notes, 4.850% due 1/24/77(a)	518,407
		Hartford Insurance Group Inc. (The), Senior Unsecured Notes:
98,000	A-	5.950% due 10/15/36	106,899
4,000	A-	4.300% due 4/15/43	3,504
120,000	B+	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(a)	125,838
1,625,000	A3(b)	Intact Financial Corp., Senior Unsecured Notes, 5.459% due 9/22/32(a)	1,683,257
25,000	BBB	Jackson Financial Inc., Senior Unsecured Notes, 3.125% due 11/23/31	22,800
25,000	BBB-	Kemper Corp., Senior Unsecured Notes, 3.800% due 2/23/32	23,113
		Lincoln National Corp., Senior Unsecured Notes:
25,000	BBB+	3.625% due 12/12/26	24,889

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Insurance - 1.4% - (continued)
$ 25,000	BBB+	3.800% due 3/1/28	$24,845
25,000	BBB+	3.050% due 1/15/30	23,879
25,000	A	Loews Corp., Senior Unsecured Notes, 3.200% due 5/15/30	23,983
25,000	A	Manulife Financial Corp., Senior Unsecured Notes, 5.375% due 3/4/46	25,065
		Markel Group Inc., Senior Unsecured Notes:
25,000	BBB	3.350% due 9/17/29	24,157
25,000	BBB	5.000% due 4/5/46	22,727
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
290,000	A-	2.250% due 11/15/30	264,876
25,000	A-	5.450% due 3/15/53	24,585
25,000	A-	5.700% due 9/15/53	25,624
		MetLife Inc.:
540,000	BBB	Junior Subordinated Notes, 6.400% due 12/15/36	567,768
		Senior Unsecured Notes:
50,000	A-	5.375% due 7/15/33	52,821
25,000	A-	6.375% due 6/15/34	28,131
25,000	A-	5.700% due 6/15/35	26,828
25,000	A-	4.125% due 8/13/42	21,569
25,000	A-	4.875% due 11/13/43	23,511
25,000	A-	4.050% due 3/1/45	20,941
25,000	A-	5.000% due 7/15/52	23,229
25,000	A-	5.250% due 1/15/54	24,182
980,000	AA-	New York Life Insurance Co., Subordinated Notes, 5.875% due 5/15/33(a)	1,047,772
530,000	Baa3(b)	NMI Holdings Inc., Senior Unsecured Notes, 6.000% due 8/15/29	549,122
		Northwestern Mutual Life Insurance Co. (The), Subordinated Notes:
510,000	AA-	6.170% due 5/29/55(a)	549,519
1,500,000	AA-	3.625% due 9/30/59(a)	1,060,077
25,000	BBB+	Old Republic International Corp., Senior Unsecured Notes, 3.850% due 6/11/51	18,550
1,405,000	A	Omnis Funding Trust, Senior Unsecured Notes, 6.722% due 5/15/55(a)	1,484,326
610,000	BBB	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	577,664
		Principal Financial Group Inc., Company Guaranteed Notes:
25,000	A-	3.700% due 5/15/29	24,606
25,000	A-	2.125% due 6/15/30	22,766
25,000	A-	5.375% due 3/15/33	26,069
25,000	A-	5.500% due 3/15/53	25,048
		Progressive Corp. (The), Senior Unsecured Notes:
25,000	A	3.200% due 3/26/30	24,181
50,000	A	3.000% due 3/15/32	46,379
25,000	A	4.950% due 6/15/33	25,787
25,000	A	4.200% due 3/15/48	21,335
25,000	A	3.950% due 3/26/50	20,192
25,000	A	3.700% due 3/15/52	19,373
		Protective Life Corp., Senior Unsecured Notes:
755,000	A-	4.700% due 1/15/31(a)	758,428
740,000	A-	5.350% due 12/15/35(a)	748,816
		Prudential Financial Inc.:
600,000	BBB+	Junior Subordinated Notes, 3.700% (5-Year CMT Index + 3.035%) due 10/1/50(d)	561,737

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Insurance - 1.4% - (continued)
		Senior Unsecured Notes:
$ 25,000	A	3.878% due 3/27/28	$24,999
25,000	A	2.100% due 3/10/30	23,235
50,000	A	5.750% due 7/15/33	54,140
25,000	A	5.700% due 12/14/36	26,786
25,000	A	3.000% due 3/10/40	19,692
50,000	A	3.905% due 12/7/47	40,020
25,000	A	3.935% due 12/7/49	19,780
50,000	A	4.350% due 2/25/50	42,328
50,000	A	3.700% due 3/13/51	37,947
25,000	A	Reinsurance Group of America Inc., Senior Unsecured Notes, 6.000% due 9/15/33	26,820
600,000	BBB+	RenaissanceRe Holdings Ltd., Senior Unsecured Notes, 5.750% due 6/5/33	630,879
		RGA Global Funding, Secured Notes:
1,035,000	AA-	4.600% due 11/25/30(a)	1,037,527
990,000	AA-	5.050% due 12/6/31(a)	1,015,134
555,000	AA	Transatlantic Holdings Inc., Senior Unsecured Notes, 8.000% due 11/30/39	709,699
		Unum Group, Senior Unsecured Notes:
500,000	BBB	4.046% due 8/15/41(a)	412,612
25,000	BBB	4.125% due 6/15/51	19,167
		Willis North America Inc., Company Guaranteed Notes:
25,000	BBB+	4.500% due 9/15/28	25,205
25,000	BBB+	2.950% due 9/15/29	23,820
25,000	BBB+	5.900% due 3/5/54	25,435
25,000	BBB+	WR Berkley Corp., Senior Unsecured Notes, 3.550% due 3/30/52	18,084

		Total Insurance	25,811,630

Internet - 0.5%
200,000	A+	Alibaba Group Holding Ltd., Senior Unsecured Notes, 5.250% due 5/26/35	209,302
		Alphabet Inc., Senior Unsecured Notes:
80,000	AA+	1.100% due 8/15/30	70,694
100,000	AA+	4.100% due 11/15/30	100,885
50,000	AA+	4.700% due 11/15/35	50,827
50,000	AA+	5.350% due 11/15/45	51,157
50,000	AA+	2.050% due 8/15/50	28,337
50,000	AA+	5.450% due 11/15/55	50,865
50,000	AA+	2.250% due 8/15/60	26,700
50,000	AA+	5.700% due 11/15/75	51,467
		Amazon.com Inc., Senior Unsecured Notes:
200,000	AA	3.300% due 4/13/27	198,915
100,000	AA	2.100% due 5/12/31	90,552
50,000	AA	4.650% due 11/20/35	50,466
50,000	AA	3.875% due 8/22/37	46,492
50,000	AA	2.875% due 5/12/41	38,660
50,000	AA	4.950% due 12/5/44	49,170
200,000	AA	2.500% due 6/3/50	123,495
75,000	AA	3.100% due 5/12/51	51,864
75,000	AA	3.950% due 4/13/52	60,364
50,000	AA	5.450% due 11/20/55	50,465
50,000	AA	2.700% due 6/3/60	29,212
50,000	AA	3.250% due 5/12/61	33,144

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Internet - 0.5% - (continued)
$ 25,000	AA	4.100% due 4/13/62	$19,826
25,000	BBB+	eBay Inc., Senior Unsecured Notes, 3.650% due 5/10/51	18,630
		Meta Platforms Inc., Senior Unsecured Notes:
100,000	AA-	4.200% due 11/15/30	100,717
220,000	AA-	4.600% due 11/15/32	223,353
450,000	AA-	4.750% due 8/15/34	458,015
2,278,000	AA-	4.875% due 11/15/35	2,303,574
485,000	AA-	5.500% due 11/15/45	485,446
225,000	AA-	4.450% due 8/15/52	189,653
260,000	AA-	5.400% due 8/15/54	252,352
2,010,000	AA-	5.625% due 11/15/55	2,006,351
115,000	AA-	4.650% due 8/15/62	96,616
25,000	A	Netflix Inc., Senior Unsecured Notes, 4.900% due 8/15/34	25,941
		Uber Technologies Inc., Senior Unsecured Notes:
650,000	BBB	4.800% due 9/15/34	654,046
640,000	BBB	4.800% due 9/15/35	640,110
110,000	BB-	Wayfair LLC, Senior Secured Notes, 7.250% due 10/31/29(a)	114,702

		Total Internet	9,052,365

Investment Companies - 0.3%
		Ares Capital Corp., Senior Unsecured Notes:
25,000	BBB	7.000% due 1/15/27	25,656
50,000	BBB	2.875% due 6/15/28	47,736
320,000	BBB	5.875% due 3/1/29	328,903
845,000	BBB	5.500% due 9/1/30	853,207
785,000	BBB	5.100% due 1/15/31	776,322
865,000	BBB-	Ares Strategic Income Fund, Senior Unsecured Notes, 5.700% due 3/15/28	876,843
		Blackstone Private Credit Fund, Senior Unsecured Notes:
50,000	BBB-	2.625% due 12/15/26	48,997
50,000	BBB-	3.250% due 3/15/27	49,112
25,000	BBB-	6.250% due 1/25/31(a)	25,897
25,000	Baa2(b)	Blackstone Secured Lending Fund, Senior Unsecured Notes, 2.850% due 9/30/28	23,642
1,045,000	BBB-	Blue Owl Capital Corp., Senior Unsecured Notes, 5.950% due 3/15/29	1,058,490
		Blue Owl Credit Income Corp., Senior Unsecured Notes:
25,000	BBB-	4.700% due 2/8/27	24,876
25,000	BBB-	7.750% due 9/16/27	25,933
25,000	BBB-	7.750% due 1/15/29	26,455
25,000	Baa3(b)	FS KKR Capital Corp., Senior Unsecured Notes, 3.125% due 10/12/28	23,144
200,000	Aa3(b)	Gaci First Investment Co., Company Guaranteed Notes, (Cost - $204,022, acquired 3/14/23), 5.250% due 10/13/32(c)	207,367
25,000	BBB-	Golub Capital BDC Inc., Senior Unsecured Notes, 6.000% due 7/15/29	25,504
75,000	BB-	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Secured Notes, 5.250% due 5/15/27	74,099

		Total Investment Companies	4,522,183

Iron/Steel - 0.0%@
25,000	BBB	ArcelorMittal SA, Senior Unsecured Notes, 6.750% due 3/1/41	27,496
60,000	BB+	Big River Steel LLC/BRS Finance Corp., Senior Secured Notes, 6.625% due 1/31/29(a)	60,351
		Cleveland-Cliffs Inc., Company Guaranteed Notes:
145,000	Ba3(b)	6.875% due 11/1/29(a)	149,308
60,000	BB-	6.750% due 4/15/30(a)	61,370
135,000	Ba3(b)	4.875% due 3/1/31(a)	128,701

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Iron/Steel - 0.0%@ - (continued)
			Nucor Corp., Senior Unsecured Notes:
$ 25,000		A-	6.400% due 12/1/37	$28,173
25,000		A-	3.850% due 4/1/52	19,408
25,000		A-	2.979% due 12/15/55	15,828
25,000		BBB+	Reliance Inc., Senior Unsecured Notes, 2.150% due 8/15/30	22,667
25,000		BBB	Steel Dynamics Inc., Senior Unsecured Notes, 3.250% due 10/15/50	17,416
60,000		BB+	United States Steel Corp., Senior Unsecured Notes, 6.875% due 3/1/29	60,695
			Vale Overseas Ltd., Company Guaranteed Notes:
25,000		BBB	6.875% due 11/21/36	28,365
13,000		BBB	6.875% due 11/10/39	14,860
25,000		BBB	Vale SA, Senior Unsecured Notes, 5.625% due 9/11/42	25,394

			Total Iron/Steel	660,032

Leisure Time - 0.4%
105,000		BBB-	Amer Sports Co., Senior Secured Notes, 6.750% due 2/16/31(a)	109,577
2,715,000		BB+	Carnival Corp., Company Guaranteed Notes, 6.125% due 2/15/33(a)	2,798,389
40,000		B+	NCL Corp., Ltd., Senior Unsecured Notes, 5.875% due 1/15/31(a)	39,499
			Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
130,000		BBB-	5.625% due 9/30/31(a)	132,907
320,000		BBB-	6.250% due 3/15/32(a)	331,209
1,950,000		BBB-	6.000% due 2/1/33(a)	2,008,353
1,205,000		B-	Sabre GLBL Inc., Senior Secured Notes, 10.750% due 11/15/29(a)	1,061,220
160,000		BB	Viking Cruises Ltd., Senior Unsecured Notes, 5.875% due 10/15/33(a)	162,694

			Total Leisure Time	6,643,848

Lodging - 0.2%
1,200,000	EUR	B+	Essendi SA, Senior Secured Notes, (Cost - $1,437,987, acquired 10/20/25), 5.500% due 11/15/31(c)	1,425,497
			Hilton Domestic Operating Co., Inc., Company Guaranteed Notes:
80,000		BB+	5.750% due 5/1/28(a)	80,278
270,000		BB+	3.625% due 2/15/32(a)	251,156
245,000		BB+	5.875% due 3/15/33(a)	252,814
			Las Vegas Sands Corp., Senior Unsecured Notes:
525,000		BB+	5.625% due 6/15/28	537,102
685,000		BB+	6.200% due 8/15/34	722,272
155,000		BBB	Marriott International Inc., Senior Unsecured Notes, 5.300% due 5/15/34	160,864
305,000		BB-	MGM Resorts International, Company Guaranteed Notes, 6.125% due 9/15/29	311,981
200,000		BBB-	Sands China Ltd., Senior Unsecured Notes, 2.300% due 3/8/27	195,037
160,000		B	Station Casinos LLC, Company Guaranteed Notes, 4.500% due 2/15/28(a)	158,448

			Total Lodging	4,095,449

Machinery - Construction & Mining - 0.0%@
45,000		BB-	BWX Technologies Inc., Company Guaranteed Notes, 4.125% due 6/30/28(a)	44,262
			Caterpillar Financial Services Corp., Senior Unsecured Notes:
200,000		A	1.700% due 1/8/27	195,652
50,000		A	4.500% due 1/8/27	50,388
			Caterpillar Inc., Senior Unsecured Notes:
50,000		A	3.803% due 8/15/42	42,534
50,000		A	3.250% due 4/9/50	36,442
170,000		BB	Terex Corp., Company Guaranteed Notes, 5.000% due 5/15/29(a)	169,036

			Total Machinery - Construction & Mining	538,314

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Machinery - Diversified - 0.1%
$ 220,000	BB-	Chart Industries Inc., Senior Secured Notes, 7.500% due 1/1/30(a)	$229,502
185,000	BBB+	CNH Industrial Capital LLC, Company Guaranteed Notes, 4.550% due 4/10/28	186,611
		Deere & Co., Senior Unsecured Notes:
50,000	A	5.450% due 1/16/35	53,200
25,000	A	3.900% due 6/9/42	21,819
25,000	A	3.750% due 4/15/50	19,964
90,000	BB+	Esab Corp., Company Guaranteed Notes, 6.250% due 4/15/29(a)	92,830
		John Deere Capital Corp., Senior Unsecured Notes:
100,000	A	1.700% due 1/11/27	97,760
100,000	A	1.750% due 3/9/27	97,455
100,000	A	4.550% due 6/5/30	102,078
		Otis Worldwide Corp., Senior Unsecured Notes:
29,000	BBB	5.250% due 8/16/28	29,922
210,000	BBB	2.565% due 2/15/30	196,746

		Total Machinery - Diversified	1,127,887

Media - 1.2%
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
645,000	BB-	4.500% due 8/15/30(a)	604,941
165,000	BB-	4.750% due 2/1/32(a)	151,771
815,000	BB-	4.500% due 5/1/32	734,978
405,000	BB-	4.500% due 6/1/33(a)	356,198
2,370,000	BB-	4.250% due 1/15/34(a)(f)	2,010,490
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
175,000	BBB-	4.200% due 3/15/28	174,043
1,425,000	BBB-	6.100% due 6/1/29	1,486,201
1,830,000	BBB-	2.800% due 4/1/31	1,644,687
280,000	BBB-	6.550% due 6/1/34	295,418
25,000	BBB-	6.384% due 10/23/35	25,844
50,000	BBB-	5.850% due 12/1/35	50,138
50,000	BBB-	3.500% due 3/1/42	35,117
92,000	BBB-	5.750% due 4/1/48	80,683
315,000	BBB-	4.800% due 3/1/50	242,257
451,000	BBB-	3.900% due 6/1/52	296,331
718,000	BBB-	3.850% due 4/1/61	439,708
101,000	BBB-	3.950% due 6/30/62	62,176
		Comcast Corp., Company Guaranteed Notes:
100,000	A-	2.350% due 1/15/27	98,253
45,000	A-	1.950% due 1/15/31	40,099
188,000	A-	1.500% due 2/15/31	163,514
182,000	A-	4.800% due 5/15/33	184,372
25,000	A-	3.200% due 7/15/36	21,404
365,000	A-	3.900% due 3/1/38	320,672
20,000	A-	3.250% due 11/1/39	15,896
27,000	A-	4.750% due 3/1/44	23,977
153,000	A-	3.969% due 11/1/47	117,594
20,000	A-	4.000% due 3/1/48	15,410
43,000	A-	3.999% due 11/1/49	32,522
60,000	A-	3.450% due 2/1/50	41,225

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Media - 1.2% - (continued)
$ 1,210,000	A-	2.800% due 1/15/51	$723,408
149,000	A-	2.887% due 11/1/51	90,220
1,051,000	A-	4.049% due 11/1/52	786,777
700,000	A-	6.050% due 5/15/55	709,034
889,000	A-	2.937% due 11/1/56	516,406
79,000	A-	2.650% due 8/15/62	40,752
400,000	A-	2.987% due 11/1/63(f)	223,412
765,000	A-	5.500% due 5/15/64	706,163
110,000	B+	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	110,118
100,000	CCC+	DISH DBS Corp., Senior Secured Notes, 5.250% due 12/1/26(a)	97,773
205,000	B	DISH Network Corp., Senior Secured Notes, 11.750% due 11/15/27(a)	214,234
321,000	Baa3(b)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	298,076
		Gray Media Inc., Senior Secured Notes:
105,000	B+	10.500% due 7/15/29(a)	113,240
65,000	B+	7.250% due 8/15/33(a)	65,163
		iHeartCommunications Inc., Senior Secured Notes:
65,000	CCC+	9.125% due 5/1/29(a)	60,202
70,000	CCC+	7.750% due 8/15/30(a)	60,023
		News Corp.:
335,000	BBB-	Company Guaranteed Notes, 5.125% due 2/15/32(a)	333,085
2,357,000	BBB-	Senior Unsecured Notes, 3.875% due 5/15/29(a)	2,275,913
220,000	BB+	Nexstar Media Inc., Company Guaranteed Notes, 5.625% due 7/15/27(a)	220,339
		Paramount Global, Company Guaranteed Notes:
42,000	BB+	5.850% due 9/1/43	37,806
43,000	BB+	5.250% due 4/1/44	34,931
34,000	BB+	4.900% due 8/15/44	26,589
50,000	BB+	4.600% due 1/15/45	38,105
48,000	BB+	4.950% due 5/19/50	37,405
		Sinclair Television Group Inc., Senior Secured Notes:
43,000	B-	4.375% due 12/31/32(a)	33,486
65,000	B+	8.125% due 2/15/33(a)	67,770
		Sirius XM Radio LLC, Company Guaranteed Notes:
380,000	BB+	4.000% due 7/15/28(a)	370,744
320,000	BB+	4.125% due 7/1/30(a)	303,272
		TEGNA Inc., Company Guaranteed Notes:
150,000	BB+	4.625% due 3/15/28	148,751
155,000	BB+	5.000% due 9/15/29	153,679
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	57,954
		Time Warner Cable LLC, Senior Secured Notes:
25,000	BBB-	6.550% due 5/1/37	25,570
25,000	BBB-	7.300% due 7/1/38	26,661
25,000	BBB-	6.750% due 6/15/39	25,487
2,202,000	BBB-	5.500% due 9/1/41	1,952,948
100,000	B+	Univision Communications Inc., Senior Secured Notes, 7.375% due 6/30/30(a)	101,534
115,000	B+	Virgin Media Secured Finance PLC, Senior Secured Notes, 4.500% due 8/15/30(a)	107,326
		Walt Disney Co. (The), Company Guaranteed Notes:
200,000	A	3.700% due 3/23/27	199,756
100,000	A	2.200% due 1/13/28	96,913

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Media - 1.2% - (continued)
$ 100,000	A	2.650% due 1/13/31	$93,736
50,000	A	6.200% due 12/15/34	56,708
25,000	A	6.400% due 12/15/35	28,500
30,000	A	6.650% due 11/15/37	34,734
50,000	A	3.500% due 5/13/40	42,315
50,000	A	2.750% due 9/1/49	32,461
100,000	A	3.600% due 1/13/51	76,041

		Total Media	21,621,439

Mining - 0.2%
380,000	BBB	Anglo American Capital PLC, Company Guaranteed Notes, 2.625% due 9/10/30(a)	351,921
		Barrick North America Finance LLC, Company Guaranteed Notes:
25,000	BBB+	5.700% due 5/30/41	25,781
25,000	BBB+	5.750% due 5/1/43	25,838
		BHP Billsiton Finance USA Ltd., Company Guaranteed Notes:
25,000	A1(b)	5.250% due 9/8/30	26,128
50,000	A1(b)	5.250% due 9/8/33	52,207
25,000	A1(b)	4.125% due 2/24/42	21,920
25,000	A1(b)	5.000% due 9/30/43	24,047
25,000	A1(b)	5.500% due 9/8/53	25,385
		Freeport-McMoRan Inc., Company Guaranteed Notes:
25,000	BBB-	4.125% due 3/1/28	24,947
290,000	BBB-	4.625% due 8/1/30	291,653
25,000	BBB-	5.450% due 3/15/43	24,366
1,055,000	BBB+	Glencore Funding LLC, Company Guaranteed Notes, 5.634% due 4/4/34(a)	1,107,424
25,000	BBB-	Kinross Gold Corp., Senior Unsecured Notes, 6.250% due 7/15/33	27,463
		Newmont Corp., Company Guaranteed Notes:
61,000	BBB+	2.600% due 7/15/32	55,602
108,000	BBB+	5.875% due 4/1/35	117,325
25,000	A	Rio Tinto Finance USA Ltd., Company Guaranteed Notes, 2.750% due 11/2/51	15,790
		Rio Tinto Finance USA PLC, Company Guaranteed Notes:
50,000	A	5.000% due 3/9/33	51,658
25,000	A	4.750% due 3/22/42	23,702
25,000	A	4.125% due 8/21/42	21,781
25,000	A	5.125% due 3/9/53	23,753
1,370,000	A	5.750% due 3/14/55	1,419,775
		Southern Copper Corp., Senior Unsecured Notes:
25,000	BBB+	6.750% due 4/16/40	28,466
25,000	BBB+	5.250% due 11/8/42	24,076
25,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 2.630% due 8/15/31	22,509

		Total Mining	3,833,517

Miscellaneous Manufacturers - 0.1%
		3M Co., Senior Unsecured Notes:
25,000	BBB+	4.000% due 9/14/48	20,396
50,000	BBB+	3.250% due 8/26/49	35,242
25,000	BBB+	3.700% due 4/15/50	19,091
120,000	BB-	Avient Corp., Senior Unsecured Notes, 7.125% due 8/1/30(a)	123,997
65,000	BB+	Axon Enterprise Inc., Senior Unsecured Notes, 6.125% due 3/15/30(a)	67,163

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Miscellaneous Manufacturers - 0.1% - (continued)
			Eaton Corp., Company Guaranteed Notes:
$ 115,000		A-	4.150% due 11/2/42	$101,767
25,000		A-	4.700% due 8/23/52	22,873
			Entegris Inc.:
235,000		BB-	Company Guaranteed Notes, 5.950% due 6/15/30(a)	240,811
760,000		BB	Senior Secured Notes, 4.750% due 4/15/29(a)	759,251
105,000		BB	Hillenbrand Inc., Company Guaranteed Notes, 3.750% due 3/1/31	105,389
25,000		BBB+	Parker-Hannifin Corp., Senior Unsecured Notes, 4.000% due 6/14/49	20,486
218,000		BBB	Textron Inc., Senior Unsecured Notes, 3.900% due 9/17/29	215,265
120,000		BB+	Trinity Industries Inc., Company Guaranteed Notes, 7.750% due 7/15/28(a)	125,033

			Total Miscellaneous Manufacturers	1,856,764

Multi - National - 0.4%
200,000		AAA	African Development Bank, Senior Unsecured Notes, 4.625% due 1/4/27	201,991
1,245,000		Baa2(b)	African Export-Import Bank (The), Senior Unsecured Notes, 3.798% due 5/17/31(a)	1,119,985
			Asian Development Bank, Senior Unsecured Notes:
200,000		AAA	4.125% due 1/12/27	200,992
200,000		AAA	2.500% due 11/2/27	196,130
100,000		AAA	4.375% due 1/14/28	101,763
200,000		AAA	3.750% due 4/25/28	201,000
200,000		AAA	3.625% due 8/28/29	200,312
200,000		AAA	3.875% due 9/28/32	200,485
200,000		AAA	Asian Infrastructure Investment Bank (The), Senior Unsecured Notes, 4.500% due 1/16/30	206,690
			Banque Ouest Africaine de Developpement, Senior Unsecured Notes:
500,000		Baa1(b)	5.000% due 7/27/27(a)	497,567
1,100,000		Baa1(b)	4.700% due 10/22/31(a)	1,013,056
1,000,000	EUR	Baa1(b)	(Cost - $893,906, acquired 5/30/24), 2.750% due 1/22/33(c)	991,762
			European Investment Bank, Senior Unsecured Notes:
200,000		AAA	4.375% due 3/19/27	201,905
400,000		AAA	3.750% due 11/15/29	402,416
200,000		AAA	4.500% due 3/14/30	207,035
300,000		AAA	4.125% due 2/13/34	303,934
200,000		AAA	4.625% due 2/12/35	209,264
			Inter-American Development Bank, Senior Unsecured Notes:
200,000		AAA	1.500% due 1/13/27	195,305
200,000		AAA	4.375% due 2/1/27	201,619
400,000		AAA	4.375% due 7/17/34	411,292

			Total Multi-National	7,264,503

Office/Business Equipment - 0.0%@
25,000		BBB-	CDW LLC/CDW Finance Corp., Company Guaranteed Notes, 3.250% due 2/15/29	24,022

Oil & Gas - 1.9%
			Aker BP ASA, Senior Unsecured Notes:
600,000	EUR	BBB	(Cost - $604,739, acquired 3/7/24), 1.125% due 5/12/29(c)	652,217
655,000		BBB	5.800% due 10/1/54(a)	607,103
215,000		BBB-	Antero Resources Corp., Company Guaranteed Notes, 7.625% due 2/1/29(a)	219,145
			APA Corp., Senior Unsecured Notes:
159,000		BBB-	4.250% due 1/15/30	156,156
720,000		BBB-	5.350% due 7/1/49	610,882
190,000		BB-	Baytex Energy Corp., Company Guaranteed Notes, 8.500% due 4/30/30(a)	200,538
256,098		BB-	Borr IHC Ltd./Borr Finance LLC, Senior Secured Notes, 10.000% due 11/15/28(a)	255,757

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Oil & Gas - 1.9% - (continued)
		BP Capital Markets America Inc., Company Guaranteed Notes:
$ 250,000	A-	3.017% due 1/16/27	$247,630
110,000	A-	3.633% due 4/6/30	108,269
50,000	A-	4.812% due 2/13/33	50,895
93,000	A-	4.989% due 4/10/34	95,545
50,000	A-	2.772% due 11/10/50	31,729
100,000	A-	2.939% due 6/4/51	65,418
50,000	A-	3.001% due 3/17/52	32,898
50,000	A-	3.379% due 2/8/61	33,686
		BP Capital Markets PLC, Company Guaranteed Notes:
2,000,000	BBB	4.875% (5-Year CMT Index + 4.398%)(d)(e)	1,995,633
1,000,000	BBB	6.450% (5-Year CMT Index + 2.153%)(d)(e)	1,063,616
50,000	Baa1(b)	Canadian Natural Resources Ltd., Senior Unsecured Notes, 4.950% due 6/1/47	44,414
		Chevron USA Inc., Company Guaranteed Notes:
10,000	AA-	3.850% due 1/15/28	10,026
100,000	AA-	4.687% due 4/15/30	102,629
100,000	AA-	4.300% due 10/15/30	101,251
25,000	AA-	2.343% due 8/12/50	14,965
		Chord Energy Corp., Company Guaranteed Notes:
55,000	BB	6.000% due 10/1/30(a)	55,493
70,000	BB	6.750% due 3/15/33(a)	72,314
		Civitas Resources Inc., Company Guaranteed Notes:
275,000	BB-	8.375% due 7/1/28(a)	283,963
275,000	BB-	8.750% due 7/1/31(a)	286,713
25,000	A+	CNOOC Petroleum North America ULC, Company Guaranteed Notes, 6.400% due 5/15/37	29,831
150,000	B	Comstock Resources Inc., Company Guaranteed Notes, 6.750% due 3/1/29(a)	150,570
		ConocoPhillips Co., Company Guaranteed Notes:
25,000	A-	5.050% due 9/15/33	25,928
25,000	A-	6.500% due 2/1/39	28,436
25,000	A-	3.800% due 3/15/52	18,844
50,000	A-	5.300% due 5/15/53	47,717
25,000	A-	5.550% due 3/15/54	24,566
1,670,000	A-	5.500% due 1/15/55	1,633,789
50,000	A-	4.025% due 3/15/62	37,321
25,000	A-	5.700% due 9/15/63	24,899
340,000	A-	5.650% due 1/15/65	335,506
		Continental Resources Inc., Company Guaranteed Notes:
180,000	BBB-	2.268% due 11/15/26(a)	176,330
580,000	BBB-	4.375% due 1/15/28	578,137
80,000	BBB-	5.750% due 1/15/31(a)	82,538
		Coterra Energy Inc., Senior Unsecured Notes:
950,000	BBB	3.900% due 5/15/27	946,674
150,000	BBB	4.375% due 3/15/29	150,349
885,000	BBB	5.400% due 2/15/35	903,260
621,000	BBB	5.900% due 2/15/55	605,578
180,000	BB-	Crescent Energy Finance LLC, Company Guaranteed Notes, 9.250% due 2/15/28(a)	186,830
		Devon Energy Corp., Senior Unsecured Notes:
92,000	BBB	5.875% due 6/15/28	92,029

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Oil & Gas - 1.9% - (continued)
$ 129,000	BBB	4.500% due 1/15/30	$129,214
25,000	BBB	5.200% due 9/15/34	25,117
485,000	BBB	5.600% due 7/15/41	473,600
10,000	BBB	4.750% due 5/15/42	8,759
640,000	BBB	5.000% due 6/15/45	561,073
95,000	BB+	Diamond Foreign Asset Co./Diamond Finance LLC, Secured Notes, 8.500% due 10/1/30(a)	101,120
		Diamondback Energy Inc., Company Guaranteed Notes:
114,000	BBB	3.250% due 12/1/26	113,068
694,000	BBB	3.500% due 12/1/29	673,435
200,000	BBB	3.125% due 3/24/31	187,043
2,000,000	NR	Diversified Gas & Oil Corp., Senior Secured Notes, 9.750% due 4/9/29(a)	1,972,133
100,000	BB	Ecopetrol SA, Senior Unsecured Notes, 8.375% due 1/19/36	102,720
1,610,000	A-	Eni SpA, Senior Unsecured Notes, 5.950% due 5/15/54(a)	1,619,395
190,000	A-	EOG Resources Inc., Senior Unsecured Notes, 4.375% due 4/15/30	191,758
		EQT Corp., Senior Unsecured Notes:
236,000	BBB-	3.900% due 10/1/27	234,672
52,000	BBB-	5.700% due 4/1/28	53,726
201,000	BBB-	5.000% due 1/15/29	203,874
462,000	BBB-	4.750% due 1/15/31	465,345
200,000	BBB-	3.625% due 5/15/31(a)	188,680
128,000	BBB-	5.750% due 2/1/34	134,901
		Equinor ASA, Company Guaranteed Notes:
50,000	AA-	3.625% due 9/10/28	49,830
50,000	AA-	3.250% due 11/18/49	36,086
25,000	AA-	3.700% due 4/6/50	19,507
		Expand Energy Corp., Company Guaranteed Notes:
10,000	BBB-	5.375% due 2/1/29	10,023
105,000	BBB-	6.750% due 4/15/29(a)	105,773
1,340,000	BBB-	5.375% due 3/15/30	1,359,019
1,515,000	BBB-	4.750% due 2/1/32	1,498,785
		Exxon Mobil Corp., Senior Unsecured Notes:
180,000	AA-	3.482% due 3/19/30	176,716
460,000	AA-	4.227% due 3/19/40	427,451
75,000	AA-	4.114% due 3/1/46	64,022
185,000	AA-	4.327% due 3/19/50	158,660
200,000	AA-	3.452% due 4/15/51	147,141
125,000	BB-	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.750% due 9/1/29(a)	129,193
75,000	AA-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	78,585
210,000	BB+	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes, 5.750% due 2/1/29(a)	206,401
		Marathon Petroleum Corp., Senior Unsecured Notes:
25,000	BBB	5.150% due 3/1/30	25,758
25,000	BBB	6.500% due 3/1/41	26,905
260,000	BB-	Matador Resources Co., Company Guaranteed Notes, 6.500% due 4/15/32(a)	264,242
65,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	67,577
		Occidental Petroleum Corp., Senior Unsecured Notes:
50,000	BB+	5.550% due 10/1/34	50,962
50,000	BB+	6.450% due 9/15/36	53,424
25,000	BB+	6.200% due 3/15/40	25,585

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Oil & Gas - 1.9% - (continued)
$ 50,000		BB+	6.600% due 3/15/46	$52,152
177,000		BBB-	Ovintiv Inc., Company Guaranteed Notes, 6.250% due 7/15/33	187,917
			Permian Resources Operating LLC, Company Guaranteed Notes:
190,000		BB+	5.875% due 7/1/29(a)	190,757
155,000		BB+	6.250% due 2/1/33(a)	158,974
			Petroleos Mexicanos, Company Guaranteed Notes:
300,000		BBB	6.840% due 1/23/30	303,796
150,000		BBB	6.700% due 2/16/32	148,791
100,000		BBB	10.000% due 2/7/33	115,477
530,000		BBB	7.690% due 1/23/50	473,398
50,000		BBB+	Phillips 66 Co., Company Guaranteed Notes, 5.500% due 3/15/55	46,755
			Pioneer Natural Resources Co., Senior Unsecured Notes:
50,000		AA-	1.900% due 8/15/30	45,265
330,000		AA-	2.150% due 1/15/31	300,078
665,000		BBB-	Santos Finance Ltd., Company Guaranteed Notes, 5.750% due 11/13/35(a)	667,069
			Saudi Arabian Oil Co., Senior Unsecured Notes:
655,000		Aa3(b)	5.375% due 6/2/35(a)	676,448
880,000		Aa3(b)	6.375% due 6/2/55(a)	938,833
			Shell Finance US Inc., Company Guaranteed Notes:
25,000		A+	4.125% due 5/11/35	24,196
1,755,000		A+	4.750% due 1/6/36	1,768,858
90,000		A+	4.550% due 8/12/43	81,890
140,000		A+	4.375% due 5/11/45	122,749
340,000		A+	4.000% due 5/10/46	281,325
480,000		A+	3.250% due 4/6/50	340,120
			Shell International Finance BV, Company Guaranteed Notes:
220,000		A+	3.875% due 11/13/28	220,460
50,000		A+	3.000% due 11/26/51	33,438
235,000		BB-	SM Energy Co., Senior Unsecured Notes, 6.625% due 1/15/27	235,949
120,000		BB+	Sunoco LP, Company Guaranteed Notes, 7.250% due 5/1/32(a)	126,734
185,000		BB+	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 6.000% due 4/15/27	185,408
50,000		A+	TotalEnergies Capital International SA, Company Guaranteed Notes, 3.127% due 5/29/50	34,283
			TotalEnergies Capital SA, Company Guaranteed Notes:
50,000		A+	5.150% due 4/5/34	52,271
100,000		A+	4.724% due 9/10/34	101,788
25,000		A+	5.425% due 9/10/64	24,079
25,000		BBB	Valero Energy Corp., Senior Unsecured Notes, 6.625% due 6/15/37	27,928
125,000		B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	121,233
700,000	EUR	Ba1(b)	Wintershall Dea Finance 2 BV, Company Guaranteed Notes, (Cost - $689,954, acquired 12/10/24), 3.000% (3.319% - 5-Year EUR Swap Rate)(c)(e)(i)	783,912

			Total Oil & Gas	34,771,626

Oil & Gas Services - 0.1%
95,000		BB-	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	95,902
			Halliburton Co., Senior Unsecured Notes:
20,000		BBB+	4.850% due 11/15/35	19,904
100,000		BBB+	5.000% due 11/15/45	91,310
			Kodiak Gas Services LLC, Company Guaranteed Notes:
110,000		BB-	7.250% due 2/15/29(a)	114,772
50,000		BB-	6.500% due 10/1/33(a)	51,037

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Oil & Gas Services - 0.1% - (continued)
400,000	EUR	B1(b)	OEG Finance PLC, Senior Secured Notes, (Cost - $437,741, acquired 12/11/24), 7.250% due 9/27/29(c)	$485,497
			Schlumberger Holdings Corp.:
$ 910,000		A	Company Guaranteed Notes, 4.850% due 5/15/33(a)(f)	920,009
171,000		A	Senior Unsecured Notes, 3.900% due 5/17/28(a)	170,828

			Total Oil & Gas Services	1,949,259

Packaging & Containers - 0.2%
			Amcor Flexibles North America Inc. North America Inc., Company Guaranteed Notes:
570,000		BBB	5.100% due 3/17/30	585,223
94,000		BBB	2.690% due 5/25/31	86,000
945,000		BBB	AptarGroup Inc., Senior Unsecured Notes, 4.750% due 3/30/31	954,164
			Ball Corp., Company Guaranteed Notes:
135,000		BB+	6.000% due 6/15/29	139,112
55,000		BB+	5.500% due 9/15/33	56,074
25,000		BBB	Berry Global Inc., Senior Secured Notes, 5.650% due 1/15/34	26,224
40,000		B+	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.750% due 4/15/32(a)	40,394
185,000		BB	Graphic Packaging International LLC, Company Guaranteed Notes, 6.375% due 7/15/32(a)	188,359
160,000		NR	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 4/15/30(a)	145,400
85,000		B+	Owens-Brockway Glass Container Inc., Company Guaranteed Notes, 6.625% due 5/13/27(a)	85,237
			Packaging Corp. of America, Senior Unsecured Notes:
25,000		BBB	5.700% due 12/1/33	26,630
25,000		BBB	3.050% due 10/1/51	16,529
135,000		BB+	Sealed Air Corp., Company Guaranteed Notes, 4.000% due 12/1/27(a)	134,810
239,000		BBB-	Sonoco Products Co., Senior Unsecured Notes, 3.125% due 5/1/30	226,755
100,000		BB-	TriMas Corp., Company Guaranteed Notes, 4.125% due 4/15/29(a)	98,211
415,000		B	Trivium Packaging Finance BV, Senior Secured Notes, 8.250% due 7/15/30(a)	437,292
			WRKCo Inc., Company Guaranteed Notes:
50,000		BBB	3.900% due 6/1/28	49,707
25,000		BBB	4.900% due 3/15/29	25,540

			Total Packaging & Containers	3,321,661

Pharmaceuticals - 0.8%
255,000		B	1261229 BC Ltd., Senior Secured Notes, 10.000% due 4/15/32(a)	263,846
			AbbVie Inc., Senior Unsecured Notes:
100,000		A-	4.800% due 3/15/27	101,122
400,000		A-	4.800% due 3/15/29	410,630
1,430,000		A-	3.200% due 11/21/29	1,387,456
180,000		A-	4.950% due 3/15/31	187,041
240,000		A-	5.050% due 3/15/34	248,998
200,000		A-	4.550% due 3/15/35	199,277
200,000		A-	4.500% due 5/14/35	198,527
10,000		A-	4.875% due 11/14/48	9,317
840,000		A-	4.250% due 11/21/49	709,618
75,000		A-	5.400% due 3/15/54	74,816
500,000		A-	5.600% due 3/15/55	514,487
50,000		BB-	AdaptHealth LLC, Company Guaranteed Notes, 4.625% due 8/1/29(a)	48,290
50,000		A+	Astrazeneca Finance LLC, Company Guaranteed Notes, 5.000% due 2/26/34	52,140
			AstraZeneca PLC, Senior Unsecured Notes:
25,000		A+	4.000% due 9/18/42	21,929
25,000		A+	4.375% due 11/16/45	22,454

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Pharmaceuticals - 0.8% - (continued)
$ 25,000	A+	4.375% due 8/17/48	$22,314
25,000	A+	2.125% due 8/6/50	14,414
25,000	A+	3.000% due 5/28/51	17,386
		Becton Dickinson & Co., Senior Unsecured Notes:
243,000	BBB	4.693% due 2/13/28	246,164
27,000	BBB	4.685% due 12/15/44	24,223
25,000	BBB	4.669% due 6/6/47	22,150
25,000	BBB	3.794% due 5/20/50	19,171
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
273,000	A	5.100% due 2/22/31	285,586
770,000	A	5.200% due 2/22/34	808,340
98,000	A	4.125% due 6/15/39	90,361
50,000	A	3.550% due 3/15/42	40,907
50,000	A	4.350% due 11/15/47	43,278
50,000	A	4.550% due 2/20/48	44,160
50,000	A	4.250% due 10/26/49	41,881
50,000	A	2.550% due 11/13/50	30,406
50,000	A	3.700% due 3/15/52	37,811
1,349,000	A	5.550% due 2/22/54	1,363,880
50,000	A	3.900% due 3/15/62	37,106
		CVS Health Corp., Senior Unsecured Notes:
150,000	BBB	4.300% due 3/25/28	150,436
150,000	BBB	5.000% due 1/30/29	153,497
394,000	BBB	2.125% due 9/15/31	346,626
100,000	BBB	4.780% due 3/25/38	95,096
100,000	BBB	5.125% due 7/20/45	91,664
200,000	BBB	5.050% due 3/25/48	179,564
		Eli Lilly & Co., Senior Unsecured Notes:
100,000	A+	4.500% due 2/9/27	100,830
595,000	A+	4.700% due 2/9/34	606,732
200,000	A+	4.600% due 8/14/34	202,595
100,000	A+	4.900% due 10/15/35	102,796
25,000	A+	3.950% due 3/15/49	20,592
25,000	A+	4.875% due 2/27/53	23,476
50,000	A+	5.000% due 2/9/54	47,817
100,000	A+	5.550% due 10/15/55	103,308
25,000	A+	4.150% due 3/15/59	20,305
25,000	A+	4.950% due 2/27/63	23,297
475,000	A+	5.100% due 2/9/64	450,896
800,000	A+	5.650% due 10/15/65	828,600
50,000	A	GlaxoSmithKline Capital Inc., Company Guaranteed Notes, 6.375% due 5/15/38	56,925
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	4.550% due 3/1/28	101,870
50,000	AAA	4.950% due 6/1/34	52,947
50,000	AAA	5.000% due 3/1/35	52,498
50,000	AAA	3.625% due 3/3/37	45,845
50,000	AAA	3.700% due 3/1/46	41,285
50,000	AAA	5.250% due 6/1/54	51,209

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Pharmaceuticals - 0.8% - (continued)
$ 25,000	AAA	2.450% due 9/1/60	$14,249
		Merck & Co., Inc., Senior Unsecured Notes:
25,000	A+	3.900% due 3/7/39	22,612
25,000	A+	3.600% due 9/15/42	20,605
50,000	A+	4.150% due 5/18/43	44,019
50,000	A+	3.700% due 2/10/45	40,682
50,000	A+	4.000% due 3/7/49	40,955
50,000	A+	2.450% due 6/24/50	30,270
390,000	A+	2.750% due 12/10/51	248,353
100,000	AA-	Novartis Capital Corp., Company Guaranteed Notes, 3.800% due 9/18/29	99,779
255,000	BB	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Secured Notes, 4.125% due 4/30/28(a)	248,725
		Pfizer Inc., Senior Unsecured Notes:
160,000	A	2.625% due 4/1/30	151,383
140,000	A	1.700% due 5/28/30	127,018
910,000	A	4.875% due 11/15/35	921,235
25,000	A	4.000% due 12/15/36	23,688
25,000	A	3.900% due 3/15/39	22,454
		Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes:
200,000	A	4.750% due 5/19/33	203,973
200,000	A	5.300% due 5/19/53	193,987
158,000	A	5.340% due 5/19/63	150,055
256,000	BBB+	Takeda Pharmaceutical Co., Ltd., Senior Unsecured Notes, 2.050% due 3/31/30	234,469
175,000	BB	Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes, 8.125% due 9/15/31	201,557
25,000	BB+	Utah Acquisition Sub Inc., Company Guaranteed Notes, 5.250% due 6/15/46	20,722
50,000	BB+	Viatris Inc., Company Guaranteed Notes, 4.000% due 6/22/50	33,554
50,000	A	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	54,669
		Zoetis Inc., Senior Unsecured Notes:
160,000	BBB+	5.000% due 8/17/35	162,859
25,000	BBB+	4.700% due 2/1/43	23,257
25,000	BBB+	3.950% due 9/12/47	20,472

		Total Pharmaceuticals	14,945,793

Pipelines - 1.3%
235,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	235,440
155,000	B+	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.250% due 7/15/32(a)	164,935
		Buckeye Partners LP, Senior Unsecured Notes:
130,000	BB	4.125% due 12/1/27	128,668
135,000	BB	6.875% due 7/1/29(a)	140,717
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
72,000	BBB+	5.125% due 6/30/27	72,738
199,000	BBB+	3.700% due 11/15/29	194,625
260,000	BBB	Cheniere Energy Inc., Senior Unsecured Notes, 4.625% due 10/15/28	260,017
		Cheniere Energy Partners LP, Company Guaranteed Notes:
72,000	BBB+	4.500% due 10/1/29	72,001
143,000	BBB+	4.000% due 3/1/31	138,970
436,000	BBB+	3.250% due 1/31/32	400,993
105,000	BBB+	5.950% due 6/30/33	111,626
600,000	Baa1(b)	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes, 6.036% due 11/15/33(a)	644,570

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Pipelines - 1.3% - (continued)
		DT Midstream Inc., Company Guaranteed Notes:
$ 180,000	BBB-	4.125% due 6/15/29(a)	$176,769
55,000	BBB-	4.375% due 6/15/31(a)	53,815
50,000	A-	Eastern Energy Gas Holdings LLC, Senior Unsecured Notes, 6.200% due 1/15/55	52,698
		Enbridge Inc.:
		Company Guaranteed Notes:
50,000	BBB+	2.500% due 8/1/33	43,025
25,000	BBB+	5.625% due 4/5/34	26,266
50,000	BBB+	3.400% due 8/1/51	34,676
50,000	BBB+	6.700% due 11/15/53	55,940
725,000	BBB-	Subordinated Notes, 5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	735,231
		Energy Transfer LP:
240,000	BBB	Company Guaranteed Notes, 5.250% due 4/15/29	247,049
		Junior Subordinated Notes:
405,000	BB+	8.000% (5-Year CMT Index + 4.020%) due 5/15/54(d)	432,184
380,000	BB+	6.500% (5-Year CMT Index + 2.676%) due 2/15/56(d)	375,109
		Senior Unsecured Notes:
49,000	BBB	5.500% due 6/1/27	49,759
76,000	BBB	5.550% due 2/15/28	78,229
30,000	BBB	4.950% due 6/15/28	30,526
800,000	BBB	3.750% due 5/15/30	780,770
280,000	BBB	5.550% due 5/15/34	289,468
25,000	BBB	5.800% due 6/15/38	25,803
340,000	BBB	5.300% due 4/1/44	312,112
18,000	BBB	5.300% due 4/15/47	16,263
750,000	BBB	6.250% due 4/15/49	754,712
147,000	BBB	5.000% due 5/15/50	125,121
675,000	BBB	6.200% due 4/1/55	674,380
		Enterprise Products Operating LLC, Company Guaranteed Notes:
100,000	A-	4.600% due 1/11/27	100,713
100,000	A-	3.950% due 2/15/27	100,046
660,000	A-	4.150% due 10/16/28	664,154
50,000	A-	4.850% due 1/31/34	50,917
150,000	A-	6.650% due 10/15/34	170,933
50,000	A-	4.950% due 2/15/35	50,870
110,000	A-	5.200% due 1/15/36	112,910
250,000	A-	4.850% due 3/15/44	232,947
25,000	A-	5.100% due 2/15/45	23,956
25,000	A-	4.250% due 2/15/48	20,978
50,000	A-	4.800% due 2/1/49	45,154
50,000	A-	4.200% due 1/31/50	41,084
130,000	A-	3.700% due 1/31/51	97,539
25,000	A-	3.200% due 2/15/52	17,027
25,000	A-	3.300% due 2/15/53	17,184
670,000	A-	5.550% due 2/16/55	663,955
180,000	A-	3.950% due 1/31/60	135,158
60,000	BBB	5.375% (3-Month Term SOFR + 2.832%) due 2/15/78(d)	60,054
105,000	B	Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes, 7.750% due 2/1/28	105,781
100,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 5/15/32(a)	103,990

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Pipelines - 1.3% - (continued)
		Hess Midstream Operations LP, Company Guaranteed Notes:
$ 145,000	BBB-	5.875% due 3/1/28(a)	$147,537
5,000	BBB-	5.125% due 6/15/28(a)	5,004
70,000	BB-	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 7.375% due 7/15/32(a)	73,940
25,000	BBB	Kinder Morgan Energy Partners LP, Company Guaranteed Notes, 6.950% due 1/15/38	28,460
		Kinder Morgan Inc., Company Guaranteed Notes:
110,000	BBB	5.000% due 2/1/29	112,773
170,000	BBB	5.150% due 6/1/30	176,207
50,000	BBB	5.550% due 6/1/45	48,893
25,000	BBB	5.200% due 3/1/48	23,176
55,000	BBB	3.250% due 8/1/50	36,853
82,000	BBB	3.600% due 2/15/51	58,474
25,000	BBB	5.450% due 8/1/52	23,698
705,000	BB+	Kinetik Holdings LP, Company Guaranteed Notes, 5.875% due 6/15/30(a)	711,106
		MPLX LP, Senior Unsecured Notes:
100,000	BBB	4.125% due 3/1/27	99,925
850,000	BBB	4.800% due 2/15/29	864,248
180,000	BBB	4.800% due 2/15/31	182,344
130,000	BBB	4.500% due 4/15/38	119,354
140,000	BBB	4.700% due 4/15/48	117,686
50,000	BBB	5.500% due 2/15/49	46,448
50,000	BBB	4.950% due 3/14/52	42,682
555,000	BBB	6.200% due 9/15/55	561,759
100,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 8.125% due 2/15/29(a)	102,949
100,000	BB-	Northriver Midstream Finance LP, Senior Secured Notes, 6.750% due 7/15/32(a)	101,935
74,000	BBB+	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	73,921
95,000	Ba1(b)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	99,593
		ONEOK Inc., Company Guaranteed Notes:
200,000	BBB	5.800% due 11/1/30	211,264
165,000	BBB	6.050% due 9/1/33	176,317
25,000	BBB	5.050% due 11/1/34	24,883
25,000	BBB	5.150% due 10/15/43	23,097
100,000	BBB	5.200% due 7/15/48	91,193
25,000	BBB	4.850% due 2/1/49	21,579
50,000	BBB	3.950% due 3/1/50	36,764
25,000	BBB	4.500% due 3/15/50	20,627
105,000	BBB	6.625% due 9/1/53	111,085
25,000	BBB	ONEOK Partners LP, Company Guaranteed Notes, 6.650% due 10/1/36	27,495
150,020	B2(b)	Peru LNG Srl, Senior Unsecured Notes, 5.375% due 3/22/30(a)	144,951
150,000	BBB	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 4.500% due 12/15/26	150,447
500,000	B-	Prairie Acquiror LP, Senior Secured Notes, 9.000% due 8/1/29(a)	517,707
200,000	BB	Rockies Express Pipeline LLC, Senior Unsecured Notes, 4.950% due 7/15/29(a)	200,209
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
46,000	BBB+	5.000% due 3/15/27	46,274
40,000	BBB+	4.200% due 3/15/28	40,080
130,300	BBB+	5.900% due 9/15/37	138,146
1,120,000	BBB-	South Bow USA Infrastructure Holdings LLC, Company Guaranteed Notes, 5.026% due 10/1/29	1,137,276
25,000	BBB+	Spectra Energy Partners LP, Company Guaranteed Notes, 4.500% due 3/15/45	21,629

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Pipelines - 1.3% - (continued)
			Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes:
$ 110,000		B+	5.500% due 1/15/28(a)	$110,016
890,000		B+	6.000% due 12/31/30(a)	887,687
			Targa Resources Corp., Company Guaranteed Notes:
72,000		BBB	6.150% due 3/1/29	75,982
130,000		BBB	4.200% due 2/1/33	124,850
50,000		BBB	6.500% due 2/15/53	52,837
			Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
100,000		BBB	5.000% due 1/15/28	100,019
20,000		BBB	6.875% due 1/15/29	20,287
113,000		BBB	5.500% due 3/1/30	115,020
489,000		BBB	4.875% due 2/1/31	491,452
40,000		BBB	4.000% due 1/15/32	38,232
25,000		BBB+	TransCanada PipeLines Ltd., Senior Unsecured Notes, 5.100% due 3/15/49	23,577
420,000		BBB-	Transcanada Trust, Company Guaranteed Notes, 5.500% (SOFR + 4.416%) due 9/15/79(d)	417,052
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
137,000		BBB+	4.000% due 3/15/28	136,875
138,000		BBB+	4.600% due 3/15/48	121,671
			Venture Global Calcasieu Pass LLC, Senior Secured Notes:
220,000		BBB-	3.875% due 8/15/29(a)	207,024
120,000		BBB-	3.875% due 11/1/33(a)	105,158
			Venture Global LNG Inc.:
380,000		B-	Junior Subordinated Notes, 9.000% (5-Year CMT Index + 5.440%)(a)(d)(e)	323,750
			Senior Secured Notes:
200,000		BB	8.125% due 6/1/28(a)	204,994
725,000		BB	9.500% due 2/1/29(a)	765,086
330,000		BB	7.000% due 1/15/30(a)(f)	323,974
95,000		BB+	Venture Global Plaquemines LNG LLC, Senior Secured Notes, 6.500% due 1/15/34(a)	98,321
			Western Midstream Operating LP, Senior Unsecured Notes:
630,000		BBB-	4.050% due 2/1/30	619,816
115,000		BBB-	5.250% due 2/1/50	100,145
50,000		BBB+	Williams Cos., Inc. (The), Senior Unsecured Notes, 6.000% due 3/15/55	51,802

			Total Pipelines	23,266,170

Private Equity - 0.1%
			Brookfield Finance Inc., Company Guaranteed Notes:
50,000		A-	3.900% due 1/25/28	49,830
25,000		A-	4.850% due 3/29/29	25,459
900,000		A-	5.330% due 1/15/36	907,231
50,000		A-	5.968% due 3/4/54	51,057
25,000		A-	Brookfield Finance LLC/Brookfield Finance Inc., Company Guaranteed Notes, 3.450% due 4/15/50	17,436

			Total Private Equity	1,051,013

Real Estate - 0.1%
1,000,000	EUR	BBB	Aroundtown SA, Senior Unsecured Notes, (Cost - $1,165,400, acquired 10/20/25), 3.500% due 5/13/30(c)	1,152,473
490,000	EUR	Ba1(b)	Castellum AB, Junior Subordinated Notes, (Cost - $494,517, acquired 12/4/24), 3.125% (3.454% - 5-Year EUR Swap Rate)(c)(e)(i)	561,796

			Total Real Estate	1,714,269

Real Estate Investment Trusts (REITs) - 0.8%
			Alexandria Real Estate Equities Inc., Company Guaranteed Notes:
25,000		BBB+	3.950% due 1/15/27	24,939

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
$ 25,000		BBB+	3.950% due 1/15/28	$24,867
25,000		BBB+	4.500% due 7/30/29	25,085
25,000		BBB+	1.875% due 2/1/33	20,574
25,000		BBB+	4.750% due 4/15/35	24,281
50,000		BBB+	3.550% due 3/15/52	34,096
370,000		BBB+	5.150% due 4/15/53	327,566
25,000		BBB+	5.625% due 5/15/54	23,590
			American Homes 4 Rent LP, Senior Unsecured Notes:
25,000		BBB	4.250% due 2/15/28	25,059
25,000		BBB	3.625% due 4/15/32	23,648
25,000		BBB	5.500% due 2/1/34	25,925
			American Tower Corp., Senior Unsecured Notes:
50,000		BBB+	3.650% due 3/15/27	49,667
100,000		BBB+	5.800% due 11/15/28	104,431
86,000		BBB+	3.800% due 8/15/29	84,743
100,000		BBB+	2.100% due 6/15/30	90,902
112,000		BBB+	1.875% due 10/15/30	99,886
106,000		BBB+	2.700% due 4/15/31	97,406
47,000		BBB+	2.300% due 9/15/31	41,901
1,865,000		NR	Arbor Realty SR Inc., Company Guaranteed Notes, 5.000% due 12/30/28(a)	1,722,124
			AvalonBay Communities Inc., Senior Unsecured Notes:
25,000		A-	3.300% due 6/1/29	24,392
25,000		A-	2.300% due 3/1/30	23,216
25,000		A-	5.000% due 2/15/33	25,774
25,000		A-	5.300% due 12/7/33	26,225
			Boston Properties LP, Senior Unsecured Notes:
25,000		BBB	4.500% due 12/1/28	25,147
25,000		BBB	3.400% due 6/21/29	24,157
25,000		BBB	3.250% due 1/30/31	23,444
25,000		BBB	2.450% due 10/1/33	20,731
25,000		BBB	6.500% due 1/15/34	27,047
80,000		BB+	Brandywine Operating Partnership LP, Company Guaranteed Notes, 8.875% due 4/12/29	86,713
25,000		BBB	Brixmor Operating Partnership LP, Senior Unsecured Notes, 5.500% due 2/15/34	25,928
25,000		A-	Camden Property Trust, Senior Unsecured Notes, 4.900% due 1/15/34	25,460
			Crown Castle Inc., Senior Unsecured Notes:
109,000		BBB	5.000% due 1/11/28	110,662
113,000		BBB	3.800% due 2/15/28	111,894
69,000		BBB	3.100% due 11/15/29	65,885
83,000		BBB	2.250% due 1/15/31	74,316
66,000		BBB	2.100% due 4/1/31	58,211
80,000		BBB	2.500% due 7/15/31	71,669
25,000		BBB	CubeSmart LP, Company Guaranteed Notes, 2.500% due 2/15/32	22,181
300,000	EUR	BBB+	Digital Intrepid Holding BV, Company Guaranteed Notes, (Cost - $250,519, acquired 5/30/23), 0.625% due 7/15/31(c)	297,366
25,000		BBB+	Digital Realty Trust LP, Company Guaranteed Notes, 5.550% due 1/15/28	25,737
			EPR Properties, Senior Unsecured Notes:
25,000		BBB-	3.750% due 8/15/29	24,218
305,000		BBB-	3.600% due 11/15/31	283,979
530,000		BBB+	Equinix Europe 2 Financing Corp. LLC, Company Guaranteed Notes, 4.600% due 11/15/30	533,594

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
		Equinix Inc., Senior Unsecured Notes:
$ 130,000	BBB+	1.550% due 3/15/28	$122,903
183,000	BBB+	2.000% due 5/15/28	174,435
183,000	BBB+	3.200% due 11/18/29	175,895
170,000	BBB+	2.500% due 5/15/31	154,190
		ERP Operating LP, Senior Unsecured Notes:
25,000	A-	3.500% due 3/1/28	24,762
25,000	A-	4.150% due 12/1/28	25,139
25,000	A-	3.000% due 7/1/29	24,127
25,000	A-	2.500% due 2/15/30	23,483
25,000	A-	1.850% due 8/1/31	22,035
1,331,000	BBB-	Essential Properties LP, Company Guaranteed Notes, 2.950% due 7/15/31	1,216,835
		Essex Portfolio LP, Company Guaranteed Notes:
25,000	BBB+	3.625% due 5/1/27	24,887
25,000	BBB+	4.000% due 3/1/29	24,888
170,000	BBB+	5.500% due 4/1/34	177,476
106,000	BBB+	Extra Space Storage LP, Company Guaranteed Notes, 5.700% due 4/1/28	109,645
		GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
87,000	BBB-	5.300% due 1/15/29	88,662
267,000	BBB-	4.000% due 1/15/30	258,992
65,000	BBB-	4.000% due 1/15/31	62,336
86,000	BBB-	3.250% due 1/15/32	77,758
25,000	BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 2.875% due 1/15/31	23,187
25,000	BBB-	Host Hotels & Resorts LP, Senior Unsecured Notes, 2.900% due 12/15/31	22,514
146,000	BBB	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.300% due 11/15/28	138,808
495,000	BB-	Iron Mountain Inc., Company Guaranteed Notes, 4.875% due 9/15/27(a)	493,624
1,530,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	1,474,816
		Kilroy Realty LP, Company Guaranteed Notes:
25,000	BBB-	4.250% due 8/15/29	24,566
25,000	BBB-	2.650% due 11/15/33	20,594
		Kimco Realty OP LLC, Company Guaranteed Notes:
25,000	A-	3.800% due 4/1/27	24,960
25,000	A-	3.200% due 4/1/32	23,388
25,000	A-	4.600% due 2/1/33	25,058
65,000	BB	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes, 7.000% due 7/15/31(a)	68,957
25,000	A-	Mid-America Apartments LP, Senior Unsecured Notes, 5.000% due 3/15/34	25,496
		NNN REIT Inc., Senior Unsecured Notes:
124,000	BBB+	3.100% due 4/15/50	82,168
238,000	BBB+	3.500% due 4/15/51	170,512
		Omega Healthcare Investors Inc., Company Guaranteed Notes:
25,000	BBB-	4.750% due 1/15/28	25,236
25,000	BBB-	3.625% due 10/1/29	24,151
		Piedmont Operating Partnership LP, Company Guaranteed Notes:
153,000	BBB-	9.250% due 7/20/28	169,597
765,000	BBB-	2.750% due 4/1/32	657,431
		Prologis LP, Senior Unsecured Notes:
25,000	A	4.875% due 6/15/28	25,603
147,000	A	2.250% due 4/15/30	136,424

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
$ 25,000	A	4.625% due 1/15/33	$25,367
25,000	A	5.125% due 1/15/34	25,841
25,000	A	5.000% due 3/15/34	25,630
140,000	A	2.125% due 10/15/50	77,137
25,000	A	5.250% due 6/15/53	24,170
		Public Storage Operating Co., Company Guaranteed Notes:
25,000	A	1.850% due 5/1/28	23,853
25,000	A	3.385% due 5/1/29	24,563
25,000	A	2.250% due 11/9/31	22,365
25,000	A	5.100% due 8/1/33	26,086
		Realty Income Corp., Senior Unsecured Notes:
57,000	A-	3.100% due 12/15/29	54,954
74,000	A-	3.250% due 1/15/31	70,417
134,000	A-	5.125% due 2/15/34	138,408
		Regency Centers LP, Company Guaranteed Notes:
25,000	A-	3.600% due 2/1/27	24,879
25,000	A-	5.250% due 1/15/34	25,921
		RHP Hotel Properties LP/RHP Finance Corp., Company Guaranteed Notes:
265,000	BB	4.750% due 10/15/27	264,598
110,000	BB	6.500% due 4/1/32(a)	114,105
170,000	BB+	SBA Communications Corp., Senior Unsecured Notes, 3.125% due 2/1/29	162,638
		Simon Property Group LP, Senior Unsecured Notes:
50,000	A	3.375% due 6/15/27	49,642
50,000	A	3.375% due 12/1/27	49,527
50,000	A	2.450% due 9/13/29	47,295
50,000	A	2.650% due 7/15/30	46,936
25,000	A	2.200% due 2/1/31	22,629
25,000	A	2.250% due 1/15/32	22,140
25,000	A	2.650% due 2/1/32	22,597
25,000	A	5.500% due 3/8/33	26,536
25,000	A	6.250% due 1/15/34	27,597
50,000	A	3.250% due 9/13/49	35,087
25,000	A	3.800% due 7/15/50	19,158
120,000	BB-	Starwood Property Trust Inc., Senior Unsecured Notes, 7.250% due 4/1/29(a)	127,325
		UDR Inc., Company Guaranteed Notes:
25,000	BBB+	3.000% due 8/15/31	23,213
255,000	BBB+	2.100% due 8/1/32	219,413
170,000	BBB+	5.125% due 9/1/34	174,008
		Ventas Realty LP, Company Guaranteed Notes:
25,000	BBB+	4.000% due 3/1/28	24,955
25,000	BBB+	4.400% due 1/15/29	25,140
25,000	BBB+	3.000% due 1/15/30	23,838
25,000	BBB+	4.875% due 4/15/49	22,215
312,000	BBB-	VICI Properties LP, Senior Unsecured Notes, 4.750% due 2/15/28	315,228
160,000	BBB-	VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes, 4.500% due 1/15/28(a)	160,440
		Welltower OP LLC, Company Guaranteed Notes:
25,000	A-	2.700% due 2/15/27	24,659
25,000	A-	2.050% due 1/15/29	23,573

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Real Estate Investment Trusts (REITs) - 0.8% - (continued)
$ 25,000		A-	4.125% due 3/15/29	$25,077
25,000		A-	3.100% due 1/15/30	24,046
25,000		A-	2.750% due 1/15/31	23,325
25,000		A-	2.750% due 1/15/32	22,829
			Weyerhaeuser Co., Senior Unsecured Notes:
25,000		BBB	4.000% due 11/15/29	24,812
25,000		BBB	4.000% due 3/9/52	19,672

			Total Real Estate Investment Trusts (REITs)	14,158,018

Retail - 0.3%
110,000		BB	Asbury Automotive Group Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	107,995
50,000		BBB	AutoZone Inc., Senior Unsecured Notes, 5.400% due 7/15/34	52,171
325,000		BB+	Bath & Body Works Inc., Company Guaranteed Notes, 7.500% due 6/15/29	331,845
25,000		BBB	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	18,527
25,000		BBB	Dollar General Corp., Senior Unsecured Notes, 4.125% due 4/3/50	19,936
340,000	EUR	BB+	Dufry One BV, Senior Unsecured Notes, (Cost - $402,402, acquired 7/9/25), 4.500% due 5/23/32(c)	405,586
130,000		BB	Gap Inc. (The), Company Guaranteed Notes, 3.625% due 10/1/29(a)	123,487
55,000		BB+	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(a)	53,923
			Home Depot Inc. (The), Senior Unsecured Notes:
100,000		A	2.950% due 6/15/29	96,896
50,000		A	5.875% due 12/16/36	54,675
70,000		A	3.300% due 4/15/40	57,972
25,000		A	4.200% due 4/1/43	22,010
25,000		A	4.875% due 2/15/44	23,711
25,000		A	4.400% due 3/15/45	22,163
50,000		A	4.250% due 4/1/46	43,169
50,000		A	4.500% due 12/6/48	43,947
50,000		A	3.125% due 12/15/49	34,780
180,000		A	3.350% due 4/15/50	130,200
50,000		A	2.375% due 3/15/51	29,331
50,000		A	2.750% due 9/15/51	31,574
50,000		A	3.625% due 4/15/52	37,364
25,000		A	4.950% due 9/15/52	23,315
25,000		A	3.500% due 9/15/56	17,861
105,000		BB+	Lithia Motors Inc., Senior Unsecured Notes, 3.875% due 6/1/29(a)	101,253
			Lowe’s Cos., Inc., Senior Unsecured Notes:
405,000		BBB+	3.650% due 4/5/29	399,216
284,000		BBB+	1.700% due 10/15/30	252,340
91,000		BBB+	2.625% due 4/1/31	83,691
50,000		BBB+	4.050% due 5/3/47	40,270
50,000		BBB+	3.000% due 10/15/50	32,412
25,000		BBB+	4.250% due 4/1/52	20,064
50,000		BBB+	5.625% due 4/15/53	49,507
25,000		BBB+	4.450% due 4/1/62	19,983
			Macy’s Retail Holdings LLC, Company Guaranteed Notes:
360,000		BB+	5.875% due 3/15/30(a)(f)	361,323
95,000		BB+	6.125% due 3/15/32(a)	95,558
			McDonald’s Corp., Senior Unsecured Notes:
100,000		BBB+	3.500% due 3/1/27	99,457

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Retail - 0.3% - (continued)
$ 25,000	BBB+	4.700% due 12/9/35	$25,108
25,000	BBB+	6.300% due 3/1/38	28,056
25,000	BBB+	4.450% due 9/1/48	21,674
70,000	BBB+	3.625% due 9/1/49	52,544
425,000	BBB+	4.200% due 4/1/50	351,264
25,000	BBB+	5.150% due 9/9/52	23,700
25,000	BBB+	5.450% due 8/14/53	24,806
120,000	BB+	Nordstrom Inc., Senior Secured Notes, 4.375% due 4/1/30	113,398
115,000	BB-	Penske Automotive Group Inc., Company Guaranteed Notes, 3.750% due 6/15/29	111,285
925,000	BB-	PetSmart LLC/PetSmart Finance Corp., Senior Secured Notes, 7.500% due 9/15/32(a)	934,396
165,000	BB-	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(a)	161,474
		Starbucks Corp., Senior Unsecured Notes:
50,000	BBB+	4.900% due 2/15/31	51,666
25,000	BBB+	3.750% due 12/1/47	19,136
25,000	BBB+	4.500% due 11/15/48	21,362
25,000	BBB+	4.450% due 8/15/49	21,194
25,000	BBB+	3.350% due 3/12/50	17,506
25,000	BBB+	3.500% due 11/15/50	17,893
80,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	77,437
		Target Corp., Senior Unsecured Notes:
50,000	A	4.500% due 9/15/32	50,628
25,000	A	4.000% due 7/1/42	21,428
25,000	A	3.625% due 4/15/46	19,490
50,000	A	2.950% due 1/15/52	32,548
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	85,059
40,000	AA	1.800% due 9/22/31	35,731
100,000	AA	4.100% due 4/15/33	100,401
25,000	AA	6.200% due 4/15/38	28,585
25,000	AA	3.950% due 6/28/38	23,606
25,000	AA	5.625% due 4/15/41	26,915
25,000	AA	2.500% due 9/22/41	18,299
25,000	AA	3.625% due 12/15/47	19,908
50,000	AA	4.050% due 6/29/48	42,568
25,000	AA	2.950% due 9/24/49	17,509
50,000	AA	2.650% due 9/22/51	32,201

		Total Retail	5,966,287

Semiconductors - 0.4%
50,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	50,963
		Analog Devices Inc., Senior Unsecured Notes:
25,000	A-	2.800% due 10/1/41	18,675
25,000	A-	2.950% due 10/1/51	16,522
		Applied Materials Inc., Senior Unsecured Notes:
50,000	A	3.300% due 4/1/27	49,705
25,000	A	5.850% due 6/15/41	26,945
25,000	A	4.350% due 4/1/47	22,047

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Semiconductors - 0.4% - (continued)
		Broadcom Inc.:
		Company Guaranteed Notes:
$ 377,000	A-	4.150% due 11/15/30	$376,885
50,000	A-	3.500% due 2/15/41	41,575
100,000	A-	3.750% due 2/15/51	77,708
		Senior Unsecured Notes:
170,000	A-	4.150% due 4/15/32(a)	167,859
230,000	A-	4.900% due 7/15/32	236,723
100,000	A-	3.469% due 4/15/34	92,284
1,054,000	A-	3.137% due 11/15/35(a)	923,518
10,000	A-	3.187% due 11/15/36(a)	8,640
108,000	A-	4.926% due 5/15/37(a)	108,594
		Foundry JV Holdco LLC, Senior Secured Notes:
320,000	BBB	5.875% due 1/25/34(a)	332,054
2,300,000	BBB	6.200% due 1/25/37(a)	2,454,964
		Intel Corp., Senior Unsecured Notes:
100,000	BBB	2.450% due 11/15/29	93,453
735,000	BBB	3.250% due 11/15/49	484,197
100,000	BBB	4.750% due 3/25/50	84,353
50,000	BBB	4.900% due 8/5/52	42,705
50,000	BBB	5.700% due 2/10/53	47,964
25,000	BBB	5.600% due 2/21/54	23,854
64,000	BBB	5.900% due 2/10/63	61,887
		KLA Corp., Senior Unsecured Notes:
258,000	A-	4.100% due 3/15/29	258,961
50,000	A-	5.250% due 7/15/62	47,939
		Lam Research Corp., Senior Unsecured Notes:
25,000	A-	4.875% due 3/15/49	23,371
25,000	A-	3.125% due 6/15/60	16,107
		Marvell Technology Inc.:
55,000	BBB	Company Guaranteed Notes, 4.750% due 7/15/30	55,855
		Senior Unsecured Notes:
25,000	BBB	5.750% due 2/15/29	26,134
175,000	BBB	5.450% due 7/15/35	181,040
		Micron Technology Inc., Senior Unsecured Notes:
25,000	BBB-	4.663% due 2/15/30	25,328
100,000	BBB-	5.875% due 2/9/33	106,555
25,000	BBB-	5.875% due 9/15/33	26,712
		NVIDIA Corp., Senior Unsecured Notes:
25,000	AA-	3.500% due 4/1/40	21,537
50,000	AA-	3.500% due 4/1/50	38,167
296,000	BBB+	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 2.500% due 5/11/31	268,102
70,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	68,308
		QUALCOMM Inc., Senior Unsecured Notes:
25,000	A	2.150% due 5/20/30	23,070
25,000	A	4.800% due 5/20/45	23,322
25,000	A	3.250% due 5/20/50	17,715
25,000	A	4.500% due 5/20/52	21,608
25,000	A	6.000% due 5/20/53	26,848
105,000	BB-	Synaptics Inc., Company Guaranteed Notes, 4.000% due 6/15/29(a)	100,983

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Semiconductors - 0.4% - (continued)
		Texas Instruments Inc., Senior Unsecured Notes:
$ 25,000	A+	3.875% due 3/15/39	$22,572
50,000	A+	4.150% due 5/15/48	42,049
62,000	A+	5.050% due 5/18/63	57,062

		Total Semiconductors	7,343,419

Shipbuilding - 0.0%@
137,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	129,525

Software - 0.5%
50,000	A+	Adobe Inc., Senior Unsecured Notes, 2.300% due 2/1/30	46,907
500,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	497,051
90,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	85,330
750,000	B	Cloud Software Group Inc., Senior Secured Notes, 8.250% due 6/30/32(a)	791,406
25,000	BBB-	Concentrix Corp., Senior Unsecured Notes, 6.600% due 8/2/28	25,811
55,000	B	CoreWeave Inc., Company Guaranteed Notes, 9.250% due 6/1/30(a)	50,796
115,000	BB	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	111,025
25,000	BB+	Fair Isaac Corp., Senior Unsecured Notes, 6.000% due 5/15/33(a)	25,759
		Fidelity National Information Services Inc., Senior Unsecured Notes:
25,000	BBB	1.650% due 3/1/28	23,652
25,000	BBB	3.100% due 3/1/41	18,811
		Fiserv Inc., Senior Unsecured Notes:
25,000	BBB	5.450% due 3/2/28	25,579
25,000	BBB	5.375% due 8/21/28	25,640
25,000	BBB	4.200% due 10/1/28	24,913
100,000	BBB	3.500% due 7/1/29	96,785
25,000	BBB	2.650% due 6/1/30	23,007
50,000	BBB	4.400% due 7/1/49	39,885
		Intuit Inc., Senior Unsecured Notes:
25,000	A	1.350% due 7/15/27	24,066
25,000	A	5.125% due 9/15/28	25,821
25,000	A	1.650% due 7/15/30	22,501
		Microsoft Corp., Senior Unsecured Notes:
55,000	AAA	3.450% due 8/8/36	50,997
157,000	AAA	2.525% due 6/1/50	99,328
50,000	AAA	2.500% due 9/15/50	31,439
168,000	AAA	2.921% due 3/17/52	114,297
50,000	AAA	4.500% due 2/6/57	45,815
92,000	AAA	3.041% due 3/17/62	59,670
		Oracle Corp., Senior Unsecured Notes:
60,000	BBB	4.650% due 5/6/30	59,845
1,570,000	BBB	4.450% due 9/26/30	1,547,651
600,000	BBB	2.875% due 3/25/31	544,178
46,000	BBB	6.250% due 11/9/32	48,831
238,000	BBB	4.300% due 7/8/34	220,151
100,000	BBB	5.200% due 9/26/35	98,043
37,000	BBB	3.850% due 7/15/36	31,880
200,000	BBB	3.800% due 11/15/37	166,444
88,000	BBB	5.375% due 7/15/40	82,195
500,000	BBB	3.650% due 3/25/41	380,671

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Software - 0.5% - (continued)
$ 76,000	BBB	4.000% due 7/15/46	$55,540
91,000	BBB	4.000% due 11/15/47	66,210
280,000	BBB	3.600% due 4/1/50	185,403
317,000	BBB	5.375% due 9/27/54	271,004
232,000	BBB	4.375% due 5/15/55	170,105
65,000	BBB	6.000% due 8/3/55	60,439
1,040,000	BBB	5.950% due 9/26/55	975,301
100,000	BBB	3.850% due 4/1/60	65,305
135,000	BB	RingCentral Inc., Senior Unsecured Notes, 8.500% due 8/15/30(a)	143,784
		Roper Technologies Inc., Senior Unsecured Notes:
25,000	BBB+	2.950% due 9/15/29	23,936
80,000	BBB+	4.450% due 9/15/30	80,504
25,000	BBB+	1.750% due 2/15/31	21,933
25,000	BBB+	4.900% due 10/15/34	25,116
		Salesforce Inc., Senior Unsecured Notes:
140,000	A+	2.700% due 7/15/41	102,937
50,000	A+	2.900% due 7/15/51	32,481
25,000	A+	3.050% due 7/15/61	15,413
205,000	B+	SS&C Technologies Inc., Company Guaranteed Notes, 5.500% due 9/30/27(a)	205,157
		Synopsys Inc., Senior Unsecured Notes:
160,000	BBB	4.850% due 4/1/30	163,497
130,000	BBB	5.000% due 4/1/32	133,407
132,000	BBB	5.700% due 4/1/55	132,438
50,000	A-	VMware LLC, Senior Unsecured Notes, 3.900% due 8/21/27	49,931
		Workday Inc., Senior Unsecured Notes:
25,000	BBB+	3.500% due 4/1/27	24,827
25,000	BBB+	3.700% due 4/1/29	24,693

		Total Software	8,595,541

Telecommunications - 1.3%
		AT&T Inc., Senior Unsecured Notes:
175,000	BBB	4.250% due 3/1/27	175,364
100,000	BBB	2.300% due 6/1/27	97,480
50,000	BBB	1.650% due 2/1/28	47,555
55,000	BBB	4.350% due 3/1/29	55,325
117,000	BBB	2.750% due 6/1/31	107,855
83,000	BBB	5.400% due 2/15/34	86,717
325,000	BBB	4.900% due 11/1/35	324,042
25,000	BBB	5.250% due 3/1/37	25,578
25,000	BBB	4.900% due 8/15/37	24,640
25,000	BBB	4.850% due 3/1/39	24,121
80,000	BBB	5.550% due 8/15/41	80,938
73,000	BBB	4.350% due 6/15/45	61,545
132,000	BBB	4.750% due 5/15/46	117,589
238,000	BBB	4.500% due 3/9/48	200,838
270,000	BBB	3.500% due 9/15/53	185,939
1,470,000	BBB	5.700% due 11/1/54	1,443,969
2,677,000	BBB	3.550% due 9/15/55	1,836,260
190,000	BBB	6.050% due 8/15/56	196,112

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Telecommunications - 1.3% - (continued)
$ 52,000		BBB	3.800% due 12/1/57	$36,976
432,000		BBB	3.650% due 9/15/59	294,783
18,000		BBB	3.850% due 6/1/60	12,794
500,000	GBP	BB+	British Telecommunications PLC, Company Guaranteed Notes, (Cost - $681,046, acquired 3/7/24), 8.375% (5-Year UK Government Note Generic Bid Yield + 3.820%) due 12/20/83(c)(d)	710,387
65,000		Ba3(b)	Cipher Compute LLC, Senior Secured Notes, 7.125% due 11/15/30(a)	66,117
			Cisco Systems Inc., Senior Unsecured Notes:
50,000		AA-	4.800% due 2/26/27	50,599
100,000		AA-	4.950% due 2/26/31	104,058
50,000		AA-	5.900% due 2/15/39	54,605
50,000		AA-	5.500% due 1/15/40	52,775
25,000		AA-	5.350% due 2/26/64	24,328
505,000		B+	Colombia Telecomunicaciones SA ESP, Senior Unsecured Notes, 4.950% due 7/17/30(a)	460,775
			CommScope LLC, Senior Secured Notes:
38,000		B-	4.750% due 9/1/29(a)	38,029
55,000		B-	9.500% due 12/15/31(a)	55,842
			Corning Inc., Senior Unsecured Notes:
25,000		BBB+	5.350% due 11/15/48	24,741
25,000		BBB+	4.375% due 11/15/57	20,614
200,000		B	Digicel International Finance Ltd./Difl US LLC, Senior Secured Notes, 8.625% due 8/1/32(a)	204,904
80,000		B	EchoStar Corp., Senior Secured Notes, 10.750% due 11/30/29	88,275
370,000	EUR	BB+	Fibercop SpA, Senior Secured Notes, 1.625% due 1/18/29	402,752
95,000		B	Frontier Communications Holdings LLC, Senior Secured Notes, 5.875% due 10/15/27(a)	95,205
63,000		BBB	Juniper Networks Inc., Senior Unsecured Notes, 2.000% due 12/10/30	55,776
1,065,000		B+	Level 3 Financing Inc., Senior Secured Notes, 7.000% due 3/31/34(a)	1,091,811
600,000	EUR	BB+	Lorca Telecom Bondsco SA, Senior Secured Notes, (Cost - $632,602, acquired 12/3/24), 4.000% due 9/18/27(c)	697,099
165,000		B+	Lumen Technologies Inc., Senior Secured Notes, 4.125% due 4/15/30(a)	164,414
			Motorola Solutions Inc., Senior Unsecured Notes:
83,000		BBB	4.600% due 5/23/29	84,069
37,000		BBB	2.750% due 5/24/31	33,882
26,000		BBB	5.600% due 6/1/32	27,440
350,000		BBB-	Nokia OYJ, Senior Unsecured Notes, 6.625% due 5/15/39	376,278
			NTT Finance Corp., Senior Unsecured Notes:
1,500,000		A-	4.876% due 7/16/30(a)	1,532,847
1,155,000		A-	5.171% due 7/16/32(a)	1,191,362
			Rogers Communications Inc.:
			Company Guaranteed Notes:
100,000		BBB-	3.200% due 3/15/27	98,694
240,000		BBB-	5.300% due 2/15/34	243,409
165,000		BB	Subordinated Notes, 7.125% (5-Year CMT Index + 2.620%) due 4/15/55(d)	174,741
715,000	EUR	Ba2(b)	SES SA, Company Guaranteed Notes, (Cost - $809,356, acquired 6/11/25), 5.500% (5-Year EURIBOR ICE Swap + 3.232%) due 9/12/54(c)(d)	808,111
750,000		Aa2(b)	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(a)	757,400
150,000		BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 5.213% due 3/8/47	134,024
400,000	EUR	BB	Telefonica Europe BV, Company Guaranteed Notes, (Cost - $450,953, acquired 3/7/24), 6.135% (7-Year EUR Swap Rate + 3.347%)(c)(d)(e)	495,689
650,000		BB	TELUS Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 2.709%) due 10/15/55(d)	678,987
			T-Mobile USA Inc., Company Guaranteed Notes:
152,000		BBB	3.750% due 4/15/27	151,334
110,000		BBB	2.625% due 2/15/29	104,965
300,000		BBB	3.375% due 4/15/29	292,464

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Telecommunications - 1.3% - (continued)
$ 80,000		BBB	2.875% due 2/15/31	$74,529
290,000		BBB	2.250% due 11/15/31	257,803
330,000		BBB	2.700% due 3/15/32	297,827
199,000		BBB	5.050% due 7/15/33	204,378
50,000		BBB	5.300% due 5/15/35	51,720
100,000		BBB	4.375% due 4/15/40	91,193
100,000		BBB	3.300% due 2/15/51	68,392
100,000		BBB	3.400% due 10/15/52	68,830
250,000		BBB	5.500% due 1/15/55	241,905
50,000		BBB	5.875% due 11/15/55	50,990
			Verizon Communications Inc., Senior Unsecured Notes:
37,000		BBB+	4.016% due 12/3/29	36,737
10,000		BBB+	3.150% due 3/22/30	9,595
138,000		BBB+	1.680% due 10/30/30	122,353
145,000		BBB+	1.750% due 1/20/31	127,952
115,000		BBB+	2.550% due 3/21/31	105,245
100,000		BBB+	2.355% due 3/15/32	88,409
64,000		BBB+	5.050% due 5/9/33	66,060
101,000		BBB+	5.850% due 9/15/35	108,691
21,000		BBB+	4.272% due 1/15/36	19,838
1,990,000		BBB+	5.000% due 1/15/36	1,993,465
100,000		BBB+	5.401% due 7/2/37(a)	102,347
143,000		BBB+	2.650% due 11/20/40	103,925
100,000		BBB+	4.000% due 3/22/50	78,011
50,000		BBB+	2.875% due 11/20/50	31,676
150,000		BBB+	3.550% due 3/22/51	108,999
605,000		BBB+	5.875% due 11/30/55	611,096
69,000		BBB+	2.987% due 10/30/56	42,198
100,000		BBB+	3.000% due 11/20/60	59,880
500,000	EUR	B+	Vmed O2 UK Financing I PLC, Senior Secured Notes, (Cost - $533,182, acquired 12/3/24), 5.625% due 4/15/32(c)	589,026
			Vodafone Group PLC, Senior Unsecured Notes:
9,000		BBB	6.150% due 2/27/37	9,874
25,000		BBB	4.875% due 6/19/49	22,075
25,000		BBB	4.250% due 9/17/50	19,891
50,000		BBB	5.750% due 6/28/54	49,354
25,000		BBB	5.875% due 6/28/64	24,735
90,000		BB	WULF Compute LLC, Senior Secured Notes, 7.750% due 10/15/30(a)	93,125
540,000	EUR	Ba2(b)	Zegona Finance PLC, Senior Secured Notes, 6.750% due 7/15/29(a)	660,898

			Total Telecommunications	23,778,244

Toys/Games/Hobbies - 0.1%
920,000		BBB	Hasbro Inc., Senior Unsecured Notes, 6.050% due 5/14/34	976,152
			Mattel Inc.:
765,000		BBB	Company Guaranteed Notes, 5.875% due 12/15/27(a)	765,512
515,000		BBB	Senior Unsecured Notes, 5.000% due 11/17/30	519,856

			Total Toys/Games/Hobbies	2,261,520

Transportation - 0.2%
			Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
201,000		AA-	4.150% due 12/15/48	169,006

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Transportation - 0.2% - (continued)
$ 52,000	AA-	3.050% due 2/15/51	$35,287
174,000	AA-	2.875% due 6/15/52	112,470
500,000	AA-	5.500% due 3/15/55	502,555
		Canadian National Railway Co., Senior Unsecured Notes:
25,000	A-	3.200% due 8/2/46	18,424
25,000	A-	3.650% due 2/3/48	19,459
25,000	A-	4.450% due 1/20/49	21,985
		Canadian Pacific Railway Co., Company Guaranteed Notes:
25,000	BBB+	4.300% due 5/15/43	22,016
25,000	BBB+	4.700% due 5/1/48	22,602
25,000	BBB+	3.500% due 5/1/50	18,392
270,000	BBB+	3.100% due 12/2/51	182,423
		CSX Corp., Senior Unsecured Notes:
25,000	BBB+	4.100% due 11/15/32	24,692
25,000	BBB+	4.750% due 5/30/42	23,603
25,000	BBB+	3.800% due 11/1/46	20,104
25,000	BBB+	4.750% due 11/15/48	22,832
25,000	BBB+	3.350% due 9/15/49	17,995
25,000	BBB+	3.800% due 4/15/50	19,545
25,000	BBB+	3.950% due 5/1/50	19,936
25,000	BBB+	4.500% due 11/15/52	21,682
25,000	BBB+	4.500% due 8/1/54	21,562
25,000	BBB+	4.250% due 11/1/66	19,784
		FedEx Corp., Company Guaranteed Notes:
25,000	BBB	3.250% due 5/15/41	18,840
25,000	BBB	4.100% due 4/15/43	20,352
25,000	BBB	5.100% due 1/15/44	22,996
25,000	BBB	4.750% due 11/15/45	21,777
25,000	BBB	4.400% due 1/15/47	20,611
24,000	BBB	5.250% due 5/15/50	22,238
145,000	BB	Genesee & Wyoming Inc., Senior Secured Notes, 6.250% due 4/15/32(a)	149,281
		Norfolk Southern Corp., Senior Unsecured Notes:
46,000	BBB+	2.550% due 11/1/29	43,529
166,000	BBB+	2.300% due 5/15/31	150,753
138,000	BBB+	3.942% due 11/1/47	111,808
52,000	BBB+	3.155% due 5/15/55	34,450
55,000	BB	RXO Inc., Company Guaranteed Notes, 7.500% due 11/15/27(a)	56,190
100,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 5.300% due 3/15/27	101,495
		Union Pacific Corp., Senior Unsecured Notes:
153,000	A-	2.800% due 2/14/32	140,956
44,000	A-	2.891% due 4/6/36	37,457
35,000	A-	4.300% due 3/1/49	29,599
138,000	A-	3.250% due 2/5/50	97,575
45,000	A-	2.950% due 3/10/52	29,494
144,000	A-	3.500% due 2/14/53	104,786
		United Parcel Service Inc., Senior Unsecured Notes:
50,000	A	4.875% due 3/3/33	51,909
50,000	A	5.150% due 5/22/34	52,340

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 30.5% - (continued)
Transportation - 0.2% - (continued)
$ 25,000		A	6.200% due 1/15/38	$27,870
25,000		A	4.250% due 3/15/49	21,135
25,000		A	3.400% due 9/1/49	18,072
25,000		A	5.300% due 4/1/50	24,537
700,000		A	6.050% due 5/14/65	737,278
160,000		B+	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(a)	167,650
227,000		Ba1(b)	Yinson Bergenia Production BV, Senior Secured Notes, 8.498% due 1/31/45(a)	238,254

			Total Transportation	3,889,586

Trucking & Leasing - 0.1%
335,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 4.900% due 10/10/30(a)	337,327
1,890,000		BB	FTAI Aviation Investors LLC, Company Guaranteed Notes, 7.000% due 6/15/32(a)	1,987,087
			GATX Corp., Senior Unsecured Notes:
25,000		BBB	5.400% due 3/15/27	25,365
25,000		BBB	3.850% due 3/30/27	24,894
25,000		BBB	4.700% due 4/1/29	25,351
25,000		BBB	4.000% due 6/30/30	24,691
25,000		BBB	3.500% due 6/1/32	23,377
25,000		BBB	5.450% due 9/15/33	26,083
25,000		BBB	6.900% due 5/1/34	28,360

			Total Trucking & Leasing	2,502,535

Water - 0.0%@
351,000	EUR	BB+	Holding d’Infrastructures des Metiers de l’Environnement SAS, Senior Unsecured Notes, (Cost - $377,179, acquired 12/5/24), 4.875% due 10/24/29(c)	422,308

			TOTAL CORPORATE BONDS & NOTES (Cost - $538,918,750)	553,332,373

MORTGAGE-BACKED SECURITIES - 27.1%
FHLMC - 6.7%
			Federal Home Loan Mortgage Corp. (FHLMC):
1,414,125			4.500% due 4/1/29 - 10/1/52	1,398,867
28,832,644			5.500% due 1/1/30 - 11/1/55	29,358,075
22,840,936			3.000% due 3/1/31 - 6/1/52	20,535,855
3,291,374			1.500% due 5/1/31 - 12/1/50	2,698,337
19,361,840			2.500% due 11/1/31 - 5/1/52	16,638,891
8,356,858			3.500% due 11/1/33 - 4/1/52	7,949,502
3,607,064			5.000% due 12/1/34 - 4/1/54	3,643,364
16,824,232			2.000% due 3/1/36 - 5/1/52	13,960,461
12,255,334			4.000% due 4/1/38 - 5/1/54	11,909,373
7,155,534			6.000% due 5/1/38 - 8/1/55	7,370,631
5,274,901			6.500% due 7/1/53 - 7/1/55	5,484,101

			Total FHLMC	120,947,457

FNMA - 12.8%
			Federal National Mortgage Association (FNMA):
12,934,359			3.500% due 1/1/26 - 6/1/52	12,126,654
4,738,983			4.000% due 2/1/26 - 9/1/53	4,565,187
12,468,688			5.500% due 3/1/26 - 9/1/55	12,681,940
33,288,276			2.500% due 11/1/27 - 7/1/61	28,714,350
33,067,055			3.000% due 12/1/27 - 9/1/61	29,799,354
18,436,242			4.500% due 3/1/29 - 7/1/55	18,174,631
12,266,227			5.000% due 3/1/29 - 11/1/55	12,348,246

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 27.1% - (continued)
FNMA - 12.8% - (continued)
$ 1,757,000	4.690% due 5/1/30	$1,803,202
4,155,000	4.330% due 6/1/30	4,217,668
6,443,376	2.590% due 9/1/30	6,071,637
3,272,462	1.500% due 6/1/31 - 8/1/51	2,870,742
8,000,000	3.670% due 7/1/33	7,735,940
2,000,000	4.635% due 10/1/33	2,028,943
3,000,000	2.060% due 1/1/34	2,554,961
39,190	6.402% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.527%) due 3/1/34(d)	39,788
4,000,000	2.440% due 4/1/35	3,412,664
2,199,000	1.890% due 5/1/35	1,786,114
4,000,000	4.290% due 5/1/35	3,967,263
1,097,000	5.180% due 5/1/35	1,156,017
32,224,836	2.000% due 6/1/36 - 12/1/53	26,790,343
6,379	7.000% due 4/1/37	6,540
33,571	6.265% (1-Year Refinitiv USD IBOR Consumer Cash Fallbacks Term + 1.265%) due 5/1/37(d)	33,985
5,815,505	6.500% due 5/1/40 - 6/1/55	6,039,687
13,698,812	6.000% due 11/1/52 - 11/1/55	14,043,960
1,855,000	2.000% due 12/1/55(j)	1,509,846
7,100,000	3.000% due 12/1/55(j)	6,307,126
15,000,000	5.000% due 12/1/55(j)	14,971,654
6,250,000	5.500% due 12/1/55(j)	6,329,764

	Total FNMA	232,088,206

GNMA - 7.6%
	Government National Mortgage Association (GNMA):
9,770	6.000% due 12/15/33 - 6/15/37	10,074
226,237	5.000% due 10/15/34 - 9/15/40	232,177
14,575	5.500% due 5/15/37 - 6/15/38	15,266
23,208	6.500% due 1/15/38 - 10/15/38	24,376
32,967	4.500% due 3/15/41	33,067
292,658	4.000% due 6/15/41 - 11/15/45	287,281
	Government National Mortgage Association II (GNMA):
15,441,918	6.000% due 11/20/38 - 11/20/55	15,873,819
3,390,774	4.000% due 11/20/40 - 11/20/52	3,261,354
22,127,530	5.000% due 11/20/40 - 5/20/55	22,156,867
5,572,592	4.500% due 6/20/41 - 5/20/53	5,497,712
11,717,341	3.000% due 1/20/43 - 1/20/54	10,614,796
8,983,611	3.500% due 6/20/43 - 10/20/52	8,341,733
45,402,398	2.500% due 9/20/50 - 5/20/55	39,497,050
8,579,541	2.000% due 10/20/50 - 4/20/52	7,150,970
19,203,315	5.500% due 4/20/53 - 10/20/55	19,466,624
994,099	7.500% due 4/20/55	1,060,364
183,375	6.500% due 6/20/55 - 9/20/55	189,327
585,000	5.000% due 12/20/55(j)	584,434
3,765,000	5.500% due 12/20/55(j)	3,802,778

	Total GNMA	138,100,069

	TOTAL MORTGAGE-BACKED SECURITIES (Cost - $499,031,824)	491,135,732

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6%
	U.S. Treasury Bonds:
$ 1,520,000	5.000% due 5/15/37	$1,648,072
105,000	4.375% due 2/15/38	107,412
1,500,000	1.125% due 8/15/40	961,230
620,000	1.375% due 11/15/40	410,774
2,869,000	1.875% due 2/15/41	2,045,283
580,000	2.250% due 5/15/41	435,498
1,940,000	1.750% due 8/15/41	1,335,758
920,000	3.125% due 11/15/41	775,423
1,435,000	2.375% due 2/15/42	1,077,343
1,115,000	3.375% due 8/15/42	961,600
3,671,000	4.000% due 11/15/42	3,432,098
100,000	3.125% due 2/15/43	82,582
1,625,000	3.875% due 2/15/43	1,491,890
215,000	3.875% due 5/15/43	196,918
502,500	3.625% due 8/15/43	443,024
540,000	4.375% due 8/15/43	526,584
10,310,000	3.750% due 11/15/43	9,228,658
2,493,700	4.750% due 11/15/43	2,545,863
1,125,000	3.625% due 2/15/44	986,924
1,830,000	4.500% due 2/15/44	1,808,769
20,500,000	4.625% due 5/15/44	20,564,063
415,000	3.125% due 8/15/44	336,069
1,248,000	4.125% due 8/15/44	1,170,439
1,375,000	3.000% due 11/15/44	1,088,130
838,000	4.625% due 11/15/44	838,589
1,248,000	4.750% due 2/15/45	1,268,036
376,000	5.000% due 5/15/45	394,271
245,000	2.875% due 8/15/45	188,305
5,455,000	4.875% due 8/15/45	5,627,173
1,412,500	3.000% due 11/15/45	1,105,916
370,000	2.500% due 2/15/46	264,131
1,110,000	2.875% due 11/15/46	841,063
3,342,000	3.000% due 2/15/47	2,580,585
335,000	3.000% due 5/15/47	258,055
680,000	2.750% due 8/15/47	498,684
260,000	3.000% due 2/15/48	198,677
2,126,300	3.000% due 8/15/48	1,616,403
2,878,000	3.375% due 11/15/48	2,336,689
2,000,000	2.000% due 2/15/50	1,209,883
1,656,000	1.250% due 5/15/50	822,049
1,505,000	1.375% due 8/15/50	766,080
1,245,000	1.625% due 11/15/50	676,093
2,003,000	1.875% due 2/15/51	1,157,202
4,040,000	2.375% due 5/15/51	2,628,604
96,000	1.875% due 11/15/51	54,906
2,989,000	2.250% due 2/15/52	1,873,846
280,000	2.875% due 5/15/52	201,873

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6% - (continued)
$ 1,472,000	3.000% due 8/15/52	$1,087,843
904,000	4.000% due 11/15/52	807,279
4,096,000	3.625% due 2/15/53	3,418,160
1,220,000	3.625% due 5/15/53	1,016,937
904,000	4.125% due 8/15/53	824,635
1,049,900	4.750% due 11/15/53	1,060,891
1,022,000	4.250% due 2/15/54	951,977
1,810,000	4.625% due 5/15/54	1,794,799
2,961,000	4.250% due 8/15/54	2,758,472
4,314,000	4.500% due 11/15/54	4,191,152
661,000	4.625% due 2/15/55	655,604
4,775,000	4.750% due 5/15/55	4,833,568
6,529,000	4.750% due 8/15/55	6,612,653
3,520,124	U.S. Treasury Inflation Indexed Notes, 1.875% due 7/15/35	3,552,958
	U.S. Treasury Notes:
4,229,000	4.125% due 2/15/27	4,255,927
770,000	1.875% due 2/28/27	754,149
294,000	4.250% due 3/15/27	296,481
4,590,000	2.500% due 3/31/27	4,526,888
2,000,000	4.500% due 4/15/27	2,024,766
3,000,000	2.750% due 4/30/27	2,966,953
2,000,000	4.500% due 5/15/27	2,026,758
710,000	2.625% due 5/31/27	700,515
2,000,000	4.625% due 6/15/27	2,032,031
1,000,000	4.375% due 7/15/27	1,013,164
765,000	2.750% due 7/31/27	755,348
4,725,000	3.750% due 8/15/27	4,742,442
2,160,000	3.125% due 8/31/27	2,145,403
23,422,000	3.625% due 8/31/27	23,461,342
860,000	3.375% due 9/15/27	857,867
1,945,000	3.500% due 9/30/27	1,944,544
2,000,000	3.875% due 10/15/27	2,013,008
270,000	3.500% due 10/31/27	269,947
1,343,000	4.125% due 10/31/27	1,358,266
1,090,000	4.125% due 11/15/27	1,102,646
2,500,000	3.875% due 11/30/27	2,517,920
1,086,000	4.000% due 12/15/27	1,096,754
2,000,000	3.875% due 12/31/27	2,015,313
2,287,000	4.250% due 1/15/28	2,321,886
2,286,000	4.250% due 2/15/28	2,322,478
1,723,000	3.750% due 4/15/28	1,733,129
612,000	3.500% due 4/30/28	612,179
1,521,000	3.750% due 5/15/28	1,530,447
1,900,000	1.250% due 6/30/28	1,795,834
581,000	4.875% due 10/31/28	603,003
235,000	1.500% due 11/30/28	221,745
6,000	4.375% due 11/30/28	6,149
2,815,000	3.750% due 12/31/28	2,835,783

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6% - (continued)
$ 6,374,000	4.000% due 1/31/29	$6,466,747
955,000	4.250% due 2/28/29	976,394
415,000	2.375% due 3/31/29	400,175
6,000,000	4.125% due 3/31/29	6,113,320
5,000,000	4.625% due 4/30/29	5,176,270
2,000,000	4.500% due 5/31/29	2,063,711
4,000,000	4.250% due 6/30/29	4,096,172
1,000,000	4.000% due 7/31/29	1,015,723
930,000	3.125% due 8/31/29	916,359
4,800,000	3.625% due 8/31/29	4,813,219
2,000,000	3.500% due 9/30/29	1,996,680
285,000	3.875% due 9/30/29	288,301
930,000	4.000% due 10/31/29	945,058
2,000,000	4.125% due 10/31/29	2,041,523
2,597,000	3.875% due 11/30/29	2,627,637
706,000	4.125% due 11/30/29	720,851
1,617,000	4.375% due 12/31/29	1,666,647
614,000	4.250% due 1/31/30	630,153
1,553,000	4.000% due 2/28/30	1,579,146
2,951,000	3.625% due 3/31/30	2,957,052
2,533,000	4.000% due 3/31/30	2,575,992
1,000,000	3.875% due 4/30/30	1,012,168
1,556,000	3.750% due 5/31/30	1,566,758
1,847,000	4.000% due 5/31/30	1,879,142
1,919,000	3.875% due 6/30/30	1,942,350
1,613,000	3.875% due 7/31/30	1,632,532
17,501,000	3.625% due 8/31/30	17,521,509
7,920,000	3.625% due 9/30/30	7,928,663
1,350,000	3.625% due 10/31/30	1,351,371
555,000	4.875% due 10/31/30	586,403
1,512,000	4.375% due 11/30/30	1,564,152
1,000,000	3.750% due 12/31/30	1,005,918
1,668,000	4.000% due 1/31/31	1,696,962
1,560,000	1.125% due 2/15/31	1,379,198
1,345,000	4.250% due 2/28/31	1,384,483
640,000	4.125% due 3/31/31	654,913
2,005,000	4.625% due 5/31/31	2,101,177
800,000	4.250% due 6/30/31	823,625
1,000,000	4.125% due 7/31/31	1,023,047
800,000	3.625% due 9/30/31	797,344
1,000,000	4.125% due 10/31/31	1,022,617
1,000,000	4.125% due 11/30/31	1,022,559
255,000	4.375% due 1/31/32	264,114
340,000	4.000% due 4/30/32	345,060
1,178,000	2.875% due 5/15/32	1,119,445
65,000	4.000% due 6/30/32	65,927
121,000	4.000% due 7/31/32	122,671
4,270,000	2.750% due 8/15/32	4,013,800

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 19.6% - (continued)
$ 103,000		3.875% due 8/31/32	$103,624
253,000		3.875% due 9/30/32	254,423
4,222,000		3.750% due 10/31/32	4,212,764
1,473,000		4.125% due 11/15/32	1,503,524
1,470,000		3.375% due 5/15/33	1,427,163
1,447,000		3.875% due 8/15/33	1,450,081
2,694,000		4.500% due 11/15/33	2,812,231
4,275,000		4.000% due 2/15/34	4,309,818
2,193,000		4.375% due 5/15/34	2,267,742
1,155,000		3.875% due 8/15/34	1,150,511
18,313,500		4.250% due 11/15/34	18,728,773
1,550,000		4.625% due 2/15/35	1,628,287
1,960,000		4.250% due 5/15/35	2,000,884
1,779,000		4.250% due 8/15/35	1,813,885
11,864,000		4.000% due 11/15/35	11,846,389

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $364,214,089)	354,900,647

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6%
Asset-Backed Securities - 6.3%
1,400,000	NR	AMSR Trust, Series 2025-SFR1, Class E2, 3.655% due 6/17/42(a)	1,293,348
2,270,000	NR	Angel Oak Mortgage Trust, Series 2025-HB2, Class A1, 5.642% (30-Day Average SOFR + 1.600%) due 12/25/55(a)(d)(q)	2,272,020
980,236	NR	Aqua Finance Issuer Trust, Series 2025-A, Class C, 5.810% due 12/19/50(a)	995,846
1,334,022	A3(b)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(a)	1,295,291
		Business Jet Securities LLC:
638,188	BB	Series 2024-1A, Class C, 9.132% due 5/15/39(a)	657,679
2,109,149	BB	Series 2024-2A, Class C, 7.974% due 9/15/39(a)	2,128,421
3,755,000	NR	Cajun Global LLC, Series 2025-2A, Class A2, 5.912% due 11/20/55(a)(q)	3,755,380
1,000,000	NR	Cascade MH Asset Trust, Series 2019-MH1, Class M, 5.985% due 11/25/44(a)(d)	967,171
2,858,865	NR	CCAS LLC, Series 2024-1A, Class A, 7.124% due 6/16/31(a)	2,902,030
750,000	NR	Cherry Securitization Trust, Series 2025-1A, Class A, 6.130% due 11/15/32(a)	761,700
1,212,121	NR	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050% due 1/20/31(a)	1,226,912
3,810,000	NR	DataBank Issuer, Series 2024-1A, Class A2, 5.300% due 1/26/54(a)	3,804,959
		FirstKey Homes Trust:
805,000	NR	Series 2021-SFR1, Class E1, 2.389% due 8/17/38(a)	789,309
2,000,000	NR	Series 2021-SFR1, Class E2, 2.489% due 8/17/38(a)	1,960,606
2,500,000	NR	Series 2021-SFR1, Class F1, 3.238% due 8/17/38(a)	2,461,955
3,960,000	BBB-	Five Guys Holdings Inc., Series 2023-1A, Class A2, 7.549% due 1/26/54(a)	4,090,793
198,857	NR	Flexential Issuer, Series 2021-1A, Class A2, 3.250% due 11/27/51(a)	195,761
1,165,000	A(k)	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190% due 6/20/54(a)	1,203,665
		GS Mortgage-Backed Securities Trust:
1,700,000	NR	Series 2025-HE2, Class M1, 6.095% (30-Day Average SOFR + 1.900%) due 12/25/65(a)(d)(q)	1,709,913
2,448,781	AAA(k)	Series 2025-SL1, Class A1, 5.847% due 11/25/67(a)(d)	2,471,099
954,025	Ba2(b)	HINNT LLC, Series 2024-A, Class D, 7.000% due 3/15/43(a)	955,324
2,384,626	Aa3(b)	Home Partners of America Trust, Series 2022-1, Class D, 4.730% due 4/17/39(a)	2,363,062
4,238,625	BBB	Jack in the Box Funding LLC, Series 2019-1A, Class A23, 4.970% due 8/25/49(a)	4,078,455
		Lendmark Funding Trust:
1,250,000	BB-	Series 2024-2A, Class E, 8.470% due 2/21/34(a)	1,285,588
1,395,000	BB	Series 2025-1A, Class E, 8.910% due 9/20/34(a)	1,453,333

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
Asset-Backed Securities - 6.3% - (continued)
$ 1,210,000	BBB	Series 2025-3A, Class D, 5.640% due 5/20/35(a)	$1,218,338
1,750,000	BB-	Mariner Finance Issuance Trust, Series 2025-AA, Class E, 8.640% due 5/20/38(a)	1,821,053
1,135,000	A-(k)	Marlette Funding Trust, Series 2025-1A, Class C, 5.260% due 7/16/35(a)	1,145,117
830,102	BBB(k)	MVW LLC, Series 2025-1A, Class C, 5.750% due 9/22/42(a)	841,021
2,317,488	NR	NBC Funding LLC, Series 2024-1A, Class A2, 6.750% due 7/30/54(a)	2,368,559
1,090,000	BBB+	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(a)	751,870
1,890,000	AA	NMABS Issuer I LLC, Series 2025-1A, Class B, 5.330% due 11/20/55(a)(q)	1,889,484
1,675,000	BBB-	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class B1, 5.110% due 11/20/50(a)	1,044,590
		Oportun Issuance Trust:
748,285	NR	Series 2021-C, Class A, 2.180% due 10/8/31(a)	735,076
1,400,000	NR	Series 2024-2, Class D, 10.470% due 2/9/32(a)	1,444,990
1,841,000	NR	Series 2025-A, Class D, 7.250% due 2/8/33(a)	1,840,506
1,000,000	AA-(k)	Series 2025-B, Class B, 5.280% due 5/9/33(a)	1,002,585
3,000,000	AA-(k)	Series 2025-C, Class B, 4.930% due 7/8/33(a)	2,997,600
1,081,297	NR	PowerPay Issuance Trust, Series 2025-1A, Class A, 5.230% due 11/18/41(a)(q)	1,085,834
		Progress Residential Trust:
1,750,000	NR	Series 2021-SFR9, Class F, 4.053% due 11/17/40(a)	1,696,725
2,500,000	NR	Series 2022-SFR1, Class F, 4.880% due 2/17/41(a)	2,456,099
2,081,000	NR	Series 2022-SFR2, Class E2, 4.800% due 4/17/27(a)	2,040,325
1,781,000	NR	Series 2023-SFR2, Class E1, 4.750% due 10/17/40(a)	1,758,538
2,992,500	NR	Qdoba Funding LLC, Series 2023-1A, Class A2, 8.500% due 9/14/53(a)	3,115,965
1,058,258	AAA(k)	RCKT Mortgage Trust, Series 2024-CES9, Class A1A, step bond to yield, 5.582% due 12/25/44(a)	1,068,409
		Saluda Grade Alternative Mortgage Trust:
1,135,456	NR	Series 2023-FIG3, Class A, 7.067% due 8/25/53(a)(d)	1,176,875
2,765,158	NR	Series 2023-FIG4, Class A, 6.718% due 11/25/53(a)(d)	2,879,357
2,911,441	NR	Series 2024-CES1, Class A1, 6.306% due 3/25/54(a)(d)	2,948,912
830,000	Aaa(b)	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110% due 11/21/33(a)	848,939
4,174,538	BBB-	SEB Funding LLC, Series 2021-1A, Class A2, 4.969% due 1/30/52(a)	4,135,202
3,302,993	NR	Service Experts Issuer LLC, Series 2024-1A, Class A, 6.390% due 11/20/35(a)	3,386,036
1,301,813	BBB-	SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174% due 1/25/54(a)	1,349,880
		Sierra Timeshare Receivables Funding LLC:
1,074,228	Ba2(b)	Series 2023-1A, Class D, 9.800% due 1/20/40(a)	1,129,862
1,006,941	BB-	Series 2025-2A, Class D, 6.790% due 4/20/44(a)	1,015,522
3,500,000	A-	Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, 5.900% due 3/25/49(a)	3,544,430
		Stream Innovations Issuer Trust:
1,500,000	NR	Series 2024-2A, Class C, 9.050% due 2/15/45(a)	1,581,687
999,312	NR	Series 2025-1A, Class D, 8.400% due 9/15/45(a)	1,022,303
1,155,760	A2(b)	Upstart Securitization Trust, Series 2025-1, Class A, 5.450% due 4/20/35(a)	1,163,135
2,953,888	NR	Zaxbys Funding LLC, Series 2021-1A, Class A2, 3.238% due 7/30/51(a)	2,786,116
		Zayo Issuer LLC:
2,285,000	A-(k)	Series 2025-1A, Class A2, 5.648% due 3/20/55(a)	2,327,800
3,400,000	A3(b)	Series 2025-2A, Class A2, 5.953% due 6/20/55(a)	3,492,370

		Total Asset-Backed Securities	114,190,730

Mortgage Securities - 7.3%
1,732,737	AAA	A&D Mortgage Trust, Series 2024-NQM4, Class A1, 5.464% due 8/25/69(a)	1,738,136
		ABL:
1,750,000	NR	Series 2024-RTL1, Class A1, step bond to yield, 6.075% due 9/25/29(a)	1,757,600
800,000	NR	Series 2025-RTL1, Class A1, step bond to yield, 6.040% due 6/25/30(a)	807,495

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
Mortgage Securities - 7.3% - (continued)
		BAMLL Re-REMIC Trust:
$ 2,000,000	NR	Series 2024-FRR2, Class C, 1.222% due 7/27/50(a)(d)	$1,870,308
2,400,000	NR	Series 2024-FRR3, Class C, 0.640% due 1/27/50(a)(d)	2,265,204
11,489	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 5.825% due 7/25/34(d)	11,096
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(d)	280,462
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	599,412
250,000	AAA	Series 2024-C28, Class A5, 5.403% due 9/15/57	263,055
		BMD2 Re-Remic Trust:
1,650,000	NR	Series 2019-FRR1, Class 4A, zero coupon due 5/25/52(a)(l)	1,406,078
2,000,000	NR	Series 2019-FRR1, Class 5A1, 3.425% due 5/25/52(a)(d)	1,897,700
1,750,000	NR	Series 2019-FRR1, Class 6B10, 2.355% due 5/25/52(a)(d)	1,532,212
		BMO Mortgage Trust:
280,000	AAA	Series 2022-C1, Class A5, 3.374% due 2/15/55(d)	262,478
100,000	A-(k)	Series 2024-5C6, Class C, 5.885% due 9/15/57(d)	100,792
648,465	NR	Brean Asset Backed Securities Trust, Series 2025-RM11, Class A1, 4.750% due 5/25/65(a)(d)	640,945
1,215,000	BBB(k)	BX Mortgage Trust, Series 2021-PAC, Class D, 5.372% (1-Month Term SOFR + 1.413%) due 10/15/36(a)(d)	1,209,851
		BX Trust:
901,000	Aaa(b)	Series 2022-VAMF, Class A, 4.809% (1-Month Term SOFR + 0.850%) due 1/15/39(a)(d)	900,120
969,000	A3(b)	Series 2024-BIO, Class C, 6.599% (1-Month Term SOFR + 2.640%) due 2/15/41(a)(d)	962,533
1,200,000	NR	CAFL Issuer LP, Series 2025-RRTL1, Class A1, step bond to yield, 5.684% due 5/28/40(a)	1,210,900
		CIM Trust:
619,096	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(d)	585,124
345,988	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(d)	321,071
1,228,521	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(d)	1,134,656
599,212	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(d)	560,806
780,293	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(d)	730,095
1,607,292	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(d)	1,417,590
1,810,641	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(d)	1,805,712
1,581,459	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(d)	1,572,369
		Citigroup Commercial Mortgage Trust:
285,000	Aa3(b)	Series 2016-C2, Class B, 3.176% due 8/10/49	279,526
578,328	Aaa(b)	Series 2016-C3, Class A3, 2.896% due 11/15/49	572,213
83,751	Aaa(b)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	83,460
675,222	AAA(k)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(d)	575,856
		Commercial Mortgage Trust:
46	PIF(k)	Series 2014-CR21, Class C, 4.697% due 12/10/47(d)(q)	45
165,000	Aaa(b)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	161,632
701,404	Aa2(b)	Connecticut Avenue Securities Trust, Series 2025-R03, Class 2A1, 5.522% (30-Day Average SOFR + 1.450%) due 3/25/45(a)(d)	706,111
310,000	Aaa(b)	CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class A4, 4.224% due 8/15/51(d)	309,781
100,000	B+	CSMC OA LLC, Series 2014-USA, Class D, 4.373% due 9/15/37(a)	83,352
1,695,000	BB-(k)	CSTL Commercial Mortgage Trust, Series 2025-GATE2, Class E, 6.355% due 11/10/42(a)(d)(q)	1,700,421
2,025,000	NR	DBSG Mortgage Trust, Series 2024-ALTA, Class A, 6.144% due 6/10/37(a)(d)	2,057,758
1,750,000	AAA(k)	DOLP Trust, Series 2021-NYC, Class A, 2.956% due 5/10/41(a)	1,577,989
1,399,305	AAA(k)	EFMT, Series 2025-NQM3, Class A1, step bond to yield, 5.494% due 8/25/70(a)	1,408,413
6,622,584	NR	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4995, Class QE, 1.250% due 7/25/50	5,239,285
1,224,782	BBB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk, Series 2021-DNA6, Class M2, 5.572% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(d)	1,229,805

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
Mortgage Securities - 7.3% - (continued)
		Federal National Mortgage Association (FNMA), ACES:
$ 245,000	NR	Series 2021-M2S, Class A2, 1.867% due 10/25/31(d)	$218,499
265,000	NR	Series 2022-M10, Class A2, 1.992% due 1/25/32(d)	235,722
2,035,000	NR	Series 2023-M2, Class 3A2, 2.006% due 4/25/32(d)	1,799,387
		Federal National Mortgage Association (FNMA), REMICS:
3,912,808	NR	Series 2020-57, Class NI, 2.500% due 8/25/50(m)	673,026
550,150	NR	Series 2020-73, Class KI, 3.000% due 10/25/50(m)	97,705
473,491	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(m)	70,018
		FHLMC Multifamily Structured Pass-Through Certificates:
2,700,000	AA+(k)	Series K104, Class XAM, 1.500% due 1/25/30(d)(m)	138,639
440,000	AAA(k)	Series K144, Class A2, 2.450% due 4/25/32	400,114
500,000	Aaa(b)	Series K146, Class A2, 2.920% due 6/25/32	466,370
736,000	Aaa(b)	Series K148, Class A2, 3.500% due 7/25/32(d)	709,599
250,000	NR	Series K154, Class A2, 3.424% due 4/25/32	246,162
1,000,000	NR	Series K541, Class A2, 4.348% due 2/25/30(a)(d)	1,015,819
		Freddie Mac Multifamily Structured Credit Risk:
2,500,000	NR	Series 2021-MN1, Class M2, 7.822% (30-Day Average SOFR + 3.750%) due 1/25/51(a)(d)	2,587,992
2,000,000	NR	Series 2021-MN3, Class M2, 8.072% (30-Day Average SOFR + 4.000%) due 11/25/51(a)(d)	2,077,142
1,250,000	NR	Series 2025-MN11, Class M2, 6.722% (30-Day Average SOFR + 2.650%) due 7/25/45(a)(d)	1,252,465
1,200,000	BB-(k)	Series 2025-MN12, Class M2, 6.833% (30-Day Average SOFR + 2.750%) due 11/25/45(a)(d)(q)	1,207,102
		GAM RE-REMIC Trust:
2,352,000	NR	Series 2021-FRR1, Class 2C, zero coupon due 11/29/50(a)(l)	2,071,550
799,000	NR	Series 2021-FRR2, Class CK78, zero coupon due 9/27/51(a)(l)	620,625
2,000,000	NR	Series 2022-FRR3, Class BK61, zero coupon due 11/27/49(a)(l)	1,885,127
2,000,000	NR	Series 2022-FRR3, Class CK89, zero coupon due 1/27/52(a)(l)	1,602,540
		Government National Mortgage Association (GNMA):
63,360	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	59,921
3,322,033	NR	Series 2021-119, Class JG, 1.500% due 6/20/51	2,887,870
1,157,933	NR	Series 2023-53, Class SL, 4.302% (12.500% - 30-Day Average SOFR) due 4/20/53(i)	1,132,102
6,385,028	NR	Series 2024-51, Class GC, 3.500% due 7/20/48	6,271,064
37,358	WR(b)	Harborview Mortgage Loan Trust, Series 2004-5, Class 2A6, 4.821% due 6/19/34(d)	35,852
1,000,000	NR	ICAP Trust, Series 2025-RTL1, Class A1, step bond to yield, 6.472% due 7/25/30(a)	1,016,196
		JPMDB Commercial Mortgage Securities Trust:
190,000	Aaa(b)	Series 2017-C7, Class A5, 3.409% due 10/15/50	186,828
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	124,506
1,387,752	Aaa(b)	JPMorgan Mortgage Trust, Series 2021-13, Class A3, 2.500% due 4/25/52(a)(d)	1,171,154
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(a)	920,817
510,000	NR	Lhome Mortgage Trust, Series 2025-RTL2, Class A1, 5.612% due 4/25/40(a)(d)	513,638
1,700,000	NR	LHOME Mortgage Trust, Series 2025-RTL1, Class A1, step bond to yield, 5.652% due 1/25/40(a)	1,711,487
500,000	NR	LOANDEPOT GMSR Master Trust, Series 2025-GT2, Class A, 7.113% (1-Month Term SOFR + 3.150%) due 7/16/30(a)(d)	504,428
745,000	Aaa(b)	MCR Mortgage Trust, Series 2024-HF1, Class A, 5.752% (1-Month Term SOFR + 1.793%) due 12/15/41(a)(d)	747,806
2,000,000	NR	MFA Trust, Series 2024-RTL3, Class A1, step bond to yield, 5.913% due 11/25/39(a)	2,022,961
2,000,000	NR	MRCD Mortgage Trust, Series 2019-PARK, Class E, 2.718% due 12/15/36(a)	1,396,820
		Multifamily Connecticut Avenue Securities Trust:
2,636,879	NR	Series 2019-01, Class M10, 7.436% (30-Day Average SOFR + 3.364%) due 10/25/49(a)(d)	2,680,304
1,730,973	NR	Series 2020-01, Class M10, 7.936% (30-Day Average SOFR + 3.864%) due 3/25/50(a)(d)	1,763,586
1,000,000	NR	Series 2023-01, Class M10, 10.572% (30-Day Average SOFR + 6.500%) due 11/25/53(a)(d)	1,137,810
2,188,125	NR	Neighborly Issuer, Series 2023-1A, Class A2, 7.308% due 1/30/53(a)	2,220,787
2,188,794	NR	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, step bond to yield, 6.545% due 3/25/32(a)	2,218,154

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 13.6% - (continued)
Mortgage Securities - 7.3% - (continued)
$ 2,097,577		AAA(k)	OBX Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(d)	$1,824,687
2,000,000		Aaa(b)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(a)	1,858,716
3,234,000		A+	One New York Plaza Trust, Series 2020-1NYP, Class A, 5.023% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(d)	3,111,413
2,391,378		NR	PRET LLC, Series 2025-NPL3, Class A1, step bond to yield, 6.708% due 4/25/55(a)	2,409,995
453,408		AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(a)	453,583
340,000		NR	PRM7 Trust, Series 2025-PRM7, Class E, 6.839% due 11/10/42(a)(d)	337,951
681,846		AAA(k)	PRPM LLC, Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(a)	680,092
1,805,162		NR	RCO IX Mortgage LLC, Series 2025-2, Class A1, step bond to yield, 6.513% due 4/25/30(a)	1,812,562
2,547,468		NR	RFM Reremic Trust, Series 2022-FRR1, Class BK64, 1.658% due 3/1/50(a)(d)	2,406,972
			ROCK Trust:
210,000		Aaa(b)	Series 2024-CNTR, Class A, 5.388% due 11/13/41(a)	216,776
1,900,000		Aa3(b)	Series 2024-CNTR, Class B, 5.930% due 11/13/41(a)	1,972,697
3,445,000		AA-	SDAL Trust, Series 2025-DAL, Class B, 6.900% (1-Month Term SOFR + 2.941%) due 4/15/42(a)(d)	3,464,772
			Seasoned Loans Structured Transaction Trust:
5,040,138		NR	Series 2025-1, Class A1, 3.000% due 5/25/35	4,710,463
1,786,318		NR	Series 2025-2, Class A1, 3.000% due 10/25/35	1,673,956
3,715,000		Aaa(b)	SHR Trust, Series 2024-LXRY, Class A, 5.909% (1-Month Term SOFR + 1.950%) due 10/15/41(a)(d)	3,723,585
910,000		AAA(k)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(a)	820,717
21,129		WR(b)	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 4.573% (1-Month Term SOFR + 0.614%) due 7/19/35(d)	20,999
2,000,000		NR	Toorak Mortgage Trust, Series 2025-RRTL1, Class A1, step bond to yield, 5.524% due 2/25/40(a)	2,014,620
469,980		Aaa(b)	UBS Commercial Mortgage Trust, Series 2019-C17, Class A3, 2.669% due 10/15/52	448,272
1,936,082		NR	VCAT LLC, Series 2025-NPL2, Class A1, step bond to yield, 5.977% due 1/25/55(a)	1,941,801
585,939		NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(d)	567,111
			Verus Securitization Trust:
561,335		AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(d)	492,196
2,090,990		AAA	Series 2021-7, Class A1, step bond to yield, 2.829% due 10/25/66(a)	1,932,916
404,410		A+	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR19, Class A1B3, 4.769% (1-Month Term SOFR + 0.814%) due 12/25/45(d)	407,093
248,040		Aaa(b)	Wells Fargo Commercial Mortgage Trust, Series 2018-C44, Class A4, 3.948% due 5/15/51	247,044

			Total Mortgage Securities	133,480,130

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $245,389,458)	247,670,860

SOVEREIGN BONDS - 3.5%
Argentina - 0.1%
620,000		CCC	Argentine Republic Government International Bonds, step bond to yield, 4.125% due 7/9/35	440,417
675,000		B-	Ciudad Autonoma de Buenos Aires/Government Bonds, 7.800% due 11/26/33(a)	679,084

			Total Argentina	1,119,501

Australia - 0.2%
2,670,000	AUD	AA+	New South Wales Treasury Corp., (Cost - $1,713,183, acquired 7/10/25), 3.000% due 4/20/29(c)	1,685,667
2,660,000	AUD	AA+	Queensland Treasury Corp., (Cost - $1,709,648, acquired 7/10/25), 3.500% due 8/21/30(a)(c)	1,678,553

			Total Australia	3,364,220

Bahamas - 0.0%@
200,000		BB-	Bahamas Government International Bonds, 8.250% due 6/24/36(a)	217,704

Benin - 0.0%@
200,000		BB-	Benin Government International Bonds, 7.960% due 2/13/38(a)	204,355

Brazil - 0.5%
41,530,000	BRL	BB	Brazil Notas do Tesouro Nacional Serie F, 10.000% due 1/1/27	7,848,354
200,000		BB	Brazilian Government International Bonds, 7.125% due 5/13/54	201,050

			Total Brazil	8,049,404

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Canada - 0.1%
			Province of British Columbia Canada:
$ 50,000		A+	4.200% due 7/6/33	$50,227
300,000		A+	4.750% due 6/12/34	310,653
			Province of Ontario Canada:
200,000		AA-	3.100% due 5/19/27	198,361
50,000		AA-	5.050% due 4/24/34	52,953
200,000		AA-(k)	4.450% due 11/20/35	201,423
200,000		A+	Province of Quebec Canada, 4.625% due 8/28/35	204,302

			Total Canada	1,017,919

Chile - 0.0%@
			Chile Government International Bonds:
200,000		A	2.750% due 1/31/27	196,650
200,000		A	3.240% due 2/6/28	196,395
45,000		A	2.550% due 1/27/32	40,433
200,000		A	3.500% due 1/25/50	149,840

			Total Chile	583,318

Colombia - 0.2%
			Colombia Government International Bonds:
200,000		BB	8.000% due 4/20/33	217,820
200,000		BB	7.750% due 11/7/36	209,900
200,000		BB	8.750% due 11/14/53	223,500
14,500,000,000	COP	BB+	Colombian TES, 5.750% due 11/3/27	3,547,659

			Total Colombia	4,198,879

Czech Republic - 0.1%
37,630,000	CZK	AA-(k)	Czech Republic Government Bonds, 5.000% due 9/30/30	1,872,950

Dominican Republic - 0.1%
			Dominican Republic International Bonds:
185,000		BB	7.050% due 2/3/31(a)	198,033
500,000		BB	4.875% due 9/23/32(a)	478,075
300,000		BB	6.950% due 3/15/37(a)	319,830

			Total Dominican Republic	995,938

Ecuador - 0.0%@
			Ecuador Government International Bonds:
120,000		B-	step bond to yield, 6.900% due 7/31/30(a)	117,090
200,000		B-	step bond to yield, 6.900% due 7/31/35(a)	170,150

			Total Ecuador	287,240

Egypt - 0.0%@
			Egypt Government International Bonds:
200,000		B	7.600% due 3/1/29	210,742
200,000		B	7.625% due 5/29/32	206,621
200,000		B	8.875% due 5/29/50	193,671

			Total Egypt	611,034

El Salvador - 0.0%@
150,000		B-	El Salvador Government International Bonds, 9.650% due 11/21/54(a)	170,505

France - 0.4%
6,700,000	EUR	A+u(k)	French Republic Government Bonds OAT, (Cost - $7,780,222, acquired 6/12/25), 2.700% due 2/25/31(a)(c)	7,756,058

Guatemala - 0.0%@
200,000		BB+	Guatemala Government Bonds, 6.050% due 8/6/31	208,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Hungary - 0.0%@
$ 200,000		BBB-	Hungary Government International Bonds, (Cost - $198,312, acquired 12/6/21), 2.125% due 9/22/31(c)	$172,248

Indonesia - 0.1%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	80,217
445,000		BBB	2.850% due 2/14/30	421,419
120,000		BBB	2.150% due 7/28/31	106,411
200,000		BBB	3.050% due 3/12/51	135,458

			Total Indonesia	743,505

Israel - 0.1%
			Israel Government International Bonds:
200,000		A	5.375% due 2/19/30	207,145
200,000		A	2.750% due 7/3/30	186,277
1,735,000		A	5.750% due 3/12/54	1,695,805

			Total Israel	2,089,227

Italy - 0.0%@
200,000		Baa2u(b)	Republic of Italy Government International Bonds, 3.875% due 5/6/51	150,981

Ivory Coast - 0.1%
			Ivory Coast Government International Bonds:
400,000		BB	8.075% due 4/1/36(a)	416,707
715,000		BB	8.250% due 1/30/37(a)	750,760

			Total Ivory Coast	1,167,467

Japan - 0.0%@
200,000		A+	Japan Bank for International Cooperation, 3.875% due 7/3/28	201,162

Jordan - 0.0%@
			Jordan Government International Bonds:
283,000		BB-	5.750% due 11/12/32(a)	278,275
200,000		BB-	7.375% due 10/10/47	199,421

			Total Jordan	477,696

Kenya - 0.0%@
			Kenya Government International Bonds:
200,000		B	9.750% due 2/16/31(a)	213,277
200,000		B	7.875% due 10/9/33(a)	192,818
200,000		B	8.800% due 10/9/38(a)	194,055

			Total Kenya	600,150

Mexico - 0.4%
34,675,000	MXN	Baa2(b)	Mexican Bonos, 8.500% due 2/28/30	1,915,503
			Mexico Government International Bonds:
272,000		BBB	4.500% due 4/22/29	273,333
200,000		BBB	3.250% due 4/16/30	189,335
245,000		BBB	2.659% due 5/24/31	219,275
1,700,000		BBB	6.350% due 2/9/35	1,795,115
825,000		BBB	5.625% due 9/22/35	817,592
100,000		BBB	4.750% due 3/8/44	82,930
225,000		BBB	4.600% due 2/10/48	177,165
200,000		BBB	6.338% due 5/4/53	193,990
1,275,000		BBB	3.771% due 5/24/61	800,279

			Total Mexico	6,464,517

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Nigeria - 0.0%@
$ 260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(a)	$264,725

Oman - 0.0%@
200,000		Baa3(b)	Oman Government International Bonds, (Cost - $210,132, acquired 12/6/21), 5.625% due 1/17/28(c)	204,931

Pakistan - 0.0%@
			Pakistan Government International Bonds:
200,000		Caa1(b)	7.375% due 4/8/31(a)	196,240
200,000		Caa1(b)	8.875% due 4/8/51(a)	192,114

			Total Pakistan	388,354

Panama - 0.1%
			Panama Government International Bonds:
210,000		BBB-	3.875% due 3/17/28	206,503
300,000		BBB-	3.160% due 1/23/30	280,080
890,000		BBB-	2.252% due 9/29/32	728,554
350,000		BBB-	3.298% due 1/19/33	305,323
10,000		BBB-	4.500% due 4/1/56	7,454

			Total Panama	1,527,914

Paraguay - 0.0%@
400,000		BB+	Paraguay Government International Bonds, 5.400% due 3/30/50	370,400

Peru - 0.1%
			Peruvian Government International Bonds:
550,000		BBB-	2.783% due 1/23/31	510,648
100,000		BBB-	3.000% due 1/15/34	87,350
50,000		BBB-	5.625% due 11/18/50	49,632

			Total Peru	647,630

Philippines - 0.1%
			Philippine Government International Bonds:
360,000		BBB+	1.648% due 6/10/31	313,901
550,000		BBB+	1.950% due 1/6/32	479,823

			Total Philippines	793,724

Poland - 0.0%@
			Republic of Poland Government International Bonds:
50,000		A-	5.500% due 11/16/27	51,577
100,000		A-	4.875% due 10/4/33	101,953
50,000		A-	5.500% due 4/4/53	48,891
100,000		A-	5.500% due 3/18/54	97,945

			Total Poland	300,366

Singapore - 0.1%
2,410,000	SGD	NR	Singapore Government Bonds, 2.875% due 9/1/27	1,907,980

South Africa - 0.0%@
200,000		BB	Republic of South Africa Government International Bonds, 7.100% due 11/19/36(a)	215,451

South Korea - 0.0%@
			Export-Import Bank of Korea:
200,000		AA	1.125% due 12/29/26	194,233
200,000		AA	5.250% due 1/14/35	215,993

			Total South Korea	410,226

Spain - 0.1%
1,755,000	EUR	A3(b)	Spain Government Bonds, (Cost - $1,898,417, acquired 11/5/25), 1.250% due 10/31/30(a)(c)	1,916,840

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.5% - (continued)
Supranational - 0.3%
2,930,000	EUR	AA+	European Union, (Cost - $3,486,180, acquired 9/5/25), 2.625% due 7/4/28(c)	$3,432,537
			International Bank for Reconstruction & Development:
$ 100,000		AAA	3.125% due 6/15/27	99,323
100,000		Aaa(b)	2.500% due 11/22/27	98,018
200,000		AAA	1.375% due 4/20/28	190,252
150,000		AAA	3.500% due 7/12/28	149,873
100,000		AAA	3.625% due 9/21/29	100,110
100,000		AAA	4.000% due 7/25/30	101,523
100,000		AAA	4.500% due 4/10/31	103,847
300,000		AAA	4.625% due 1/15/32	313,607
500,000		AAA	3.875% due 8/28/34	496,246

			Total Supranational	5,085,336

Suriname - 0.0%@
			Suriname Government International Bonds:
200,000		CCC+	7.700% due 11/6/30(a)	203,010
208,000		CCC+	8.500% due 11/6/35(a)	225,002

			Total Suriname	428,012

Turkey - 0.0%@
200,000		Ba3(b)	Istanbul Metropolitan Municipality, 10.500% due 12/6/28(a)	220,093

United Kingdom - 0.3%
			United Kingdom Gilt:
1,845,000	GBP	Aa3u(b)	(Cost - $2,482,031, acquired 9/19/25), 3.750% due 3/7/27(c)	2,441,537
2,430,000	GBP	Aa3u(b)	(Cost - $3,084,536, acquired 12/3/24), 4.125% due 7/22/29(c)	3,247,791

			Total United Kingdom	5,689,328

Uruguay - 0.0%@
			Uruguay Government International Bonds:
100,000		BBB+	5.750% due 10/28/34	106,950
50,000		BBB+	5.442% due 2/14/37	52,275
100,000		BBB+	5.100% due 6/18/50	95,775
50,000		BBB+	4.975% due 4/20/55	46,188

			Total Uruguay	301,188

			TOTAL SOVEREIGN BONDS (Cost - $62,158,659)	63,396,476

ASSET-BACKED SECURITIES - 2.0%
Automobiles - 1.7%
1,235,000		BBB	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.500% due 7/14/31(a)	1,249,326
759,000		BBB(k)	AutoNation Finance Trust, Series 2025-1A, Class D, 5.630% due 9/10/32(a)	775,020
			Avis Budget Rental Car Funding AESOP LLC:
4,000,000		Aaa(b)	Series 2024-3A, Class A, 5.230% due 12/20/30(a)	4,132,868
440,000		Baa3(b)	Series 2024-3A, Class C, 6.110% due 12/20/30(a)	455,862
1,600,000		Baa3(b)	Series 2025-1A, Class C, 5.870% due 8/20/29(a)	1,635,415
			Bridgecrest Lending Auto Securitization Trust:
1,500,000		BB	Series 2024-3, Class E, 7.700% due 4/15/31(a)	1,529,724
950,000		BB	Series 2024-4, Class E, 7.470% due 8/15/31(a)	972,951
1,080,000		BBB	Series 2025-2, Class D, 5.620% due 3/17/31	1,092,476
			Carmax Auto Owner Trust:
870,000		AAA	Series 2025-2, Class A4, 4.650% due 11/15/30	886,582
570,000		AA-	Series 2025-2, Class C, 5.160% due 1/15/31	579,977

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.0%
Automobiles - 1.7% - (continued)
$ 1,850,000	BBB	Consumer Portfolio Services Auto Trust, Series 2025-B, Class D, 5.560% due 7/15/31(a)	$1,873,131
1,500,000	A	Credit Acceptance Auto Loan Trust, Series 2025-2A, Class C, 5.380% due 3/17/36(a)(q)	1,514,853
1,000,000	Baa3(b)	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.410% due 9/15/32	1,014,734
1,440,000	AAA	Enterprise Fleet Financing LLC, Series 2025-2, Class A4, 4.580% due 12/22/31(a)	1,467,088
		Exeter Select Automobile Receivables Trust:
1,500,000	AA	Series 2025-1, Class B, 4.870% due 8/15/31	1,521,208
1,200,000	A	Series 2025-1, Class C, 5.400% due 8/15/31	1,230,202
583,000	AAA	Ford Credit Floorplan Master Owner Trust A, Series 2018-4, Class A, 4.060% due 11/15/30	585,185
		GLS Auto Receivables Issuer Trust:
1,800,000	BBB	Series 2025-2A, Class D, 5.590% due 1/15/31(a)	1,827,907
1,500,000	BBB	Series 2025-4A, Class D, 5.130% due 8/15/31(a)	1,511,258
270,000	Aaa(b)	Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.150% due 3/25/30(a)	282,563
295,611	AAA	Hyundai Auto Receivables Trust, Series 2023-C, Class A3, 5.540% due 10/16/28	298,446
933,000	AAA	Octane Receivables Trust, Series 2024-1A, Class B, 5.660% due 5/20/30(a)	946,843
		Santander Drive Auto Receivables Trust:
2,000,000	Baa2(b)	Series 2024-2, Class D, 6.280% due 8/15/31	2,059,600
1,200,000	Baa3(b)	Series 2025-3, Class D, 5.110% due 9/15/31	1,207,620
365,000	Baa3(b)	Series 2025-4, Class D, 4.950% due 1/15/32	366,669
505,000	A+	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.010% due 11/15/28(a)	514,201

		Total Automobiles	31,531,709

Credit Cards - 0.2%
		American Express Credit Account Master Trust:
275,000	AAA	Series 2023-2, Class A, 4.800% due 5/15/30	282,061
300,000	AAA	Series 2024-3, Class A, 4.650% due 7/15/29	304,167
		Perimeter Master Notes Business Trust:
1,100,000	NR	Series 2025-1A, Class A, 5.580% due 12/16/30(a)	1,107,487
999,000	NR	Series 2025-1A, Class B, 6.120% due 12/16/30(a)	1,008,607

		Total Credit Cards	2,702,322

Student Loans - 0.1%
796,811	Aa1(b)	ECMC Group Student Loan Trust, Series 2017-2A, Class A, 5.236% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(d)	800,083
868,056	AA+	Navient Student Loan Trust, Series 2017-3A, Class A3, 5.236% (30-Day Average SOFR + 1.164%) due 7/26/66(a)(d)	875,693
477,913	AAA	Nelnet Student Loan Trust, Series 2006-1, Class A6, 4.589% (3-Month Term SOFR + 0.712%) due 8/23/36(a)(d)	475,310

		Total Student Loans	2,151,086

		TOTAL ASSET-BACKED SECURITIES (Cost - $35,917,722)	36,385,117

Shares/Units
OPEN END MUTUAL FUND SECURITIES - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
7,300		State Street SPDR Portfolio High Yield Bond ETF	173,886
36,241		Vanguard Intermediate-Term Corporate Bond ETF	3,064,177

		TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $3,205,566)	3,238,063

Face Amount/Units†
MUNICIPAL BONDS - 0.1%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	231,210
100,000	AA-	California State University, Revenue Bonds, Series B, 5.183% due 11/1/53	97,263

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MUNICIPAL BONDS - 0.1% - (continued)
California - 0.1% - (continued)
$ 205,000	A	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	$223,466
		State of California, GO:
150,000	AA-	5.875% due 10/1/41	157,742
100,000	AA-	4.600% due 4/1/38	102,086
		University of California, Revenue Bonds:
25,000	AA	Series AD, 4.858% due 5/15/12	21,307
266,000	AA	Series AQ, 4.767% due 5/15/15	222,447

		Total California	1,055,521

Connecticut - 0.0%@
200,000	AA-	State of Connecticut, GO, 5.850% due 3/15/32	215,777

Florida - 0.0%@
50,000	AA	State Board of Administration Finance Corp., Series A, Revenue Bonds, 5.526% due 7/1/34	52,918

Illinois - 0.0%@
150,000	A+	Chicago O’Hare International Airport, Revenue Bonds, Series C, 4.472% due 1/1/49	134,021
218,137	A-	State of Illinois, GO, 5.100% due 6/1/33	224,003

		Total Illinois	358,024

Minnesota - 0.0%@
260,000	AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	215,329

New Jersey - 0.0%@
215,000	Aa3(b)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	218,471
85,000	A	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	95,588

		Total New Jersey	314,059

New York - 0.0%@
100,000	AA	City of New York, GO, 5.263% due 10/1/52	97,428
150,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 239, 5.072% due 7/15/53	146,920

		Total New York	244,348

Texas - 0.0%@
40,000	AA-	Dallas Fort Worth International Airport, Series A, Revenue Bonds, 3.144% due 11/1/45	31,368

		TOTAL MUNICIPAL BONDS (Cost - $2,692,439)	2,487,344

SENIOR LOANS - 0.1%
Airlines - 0.0%@
49,500	NR	VistaJet Malta Finance PLC, 7.735% (3-Month CME Term SOFR + 3.750%) due 4/1/31(d)	49,984

Healthcare - Services - 0.1%
		ModivCare Inc.:
143,677	NR	15.435% (3-Month CME Term SOFR + 7.500%) due 1/12/26(d)(h)	62,545
70,692	NR	10.951% (1-Month CME Term SOFR + 7.000%) due 2/22/26(d)(q)	69,985
41,916	NR	11.006% (1-Month CME Term SOFR + 7.000%) due 2/22/26(d)(q)	41,497
835,671	NR	10.752% (3-Month CME Term SOFR + 8.750%) due 7/1/31(d)(h)	363,780

		Total Healthcare - Services	537,807

Software - 0.0%@
369,391	NR	Rocket Software Inc., 7.666% (1-Month CME Term SOFR + 3.750%) due 11/28/28(d)	368,799

Telecommunications - 0.0%@
527,305	NR	Lumen Technologies Inc., 6.380% (1-Month CME Term SOFR + 2.350%) due 4/15/30(d)	525,164

		TOTAL SENIOR LOANS (Cost - $2,017,142)	1,481,754

COLLATERALIZED LOAN OBLIGATION - 0.1%
Commercial MBS - 0.1%
1,060,000	Aaa(b)	TRTX Issuer Ltd., Series 2025-FL7, Class A, zero coupon (1-Month Term SOFR + 1.450%) due 6/18/43(a)(d)
		(Cost - $1,060,000)	1,060,992

Shares/Units
RIGHT - 0.0%@
COMMUNICATIONS - 0.0%@
Telecommunications - 0.0%@
	11,289	SES SA expires 12/31/49*(h)(q)
		(Cost - $4)	–

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,754,605,653)	1,755,089,358

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
SHORT-TERM INVESTMENTS(n) - 5.4%
MONEY MARKET FUND - 0.5%
$ 8,915,314	Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(o) (Cost - $8,915,314)	$8,915,314

TIME DEPOSITS - 3.7%
521 AUD	ANZ National Bank - Hong Kong, 2.300% due 12/1/25	341
21,155 ZAR	BBH - New York, 4.580% due 12/1/25	1,237
	Citibank - London:
872,508 EUR	0.880% due 12/1/25	1,011,804
33,652 GBP	2.910% due 12/1/25	44,530
21,454,524	Citibank - New York, 3.220% due 12/1/25	21,454,524
54 SGD	HSBC Bank - Singapore, 0.350% due 12/1/25	42
30,466,692	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	30,466,692
15,108,822	Royal Bank of Canada - Toronto, 3.220% due 12/1/25	15,108,822

	TOTAL TIME DEPOSITS (Cost - $68,087,992)	68,087,992

U.S. GOVERNMENT OBLIGATION - 1.2%
21,500,000	U.S. Treasury Bills, 3.872% due 12/16/25(p) (Cost - $21,465,403)	21,465,403

	TOTAL SHORT-TERM INVESTMENTS (Cost - $98,468,709)	98,468,709

	TOTAL INVESTMENTS - 102.2% (Cost - $1,853,074,362)	1,853,558,067

	Liabilities in Excess of Other Assets - (2.2)%	(39,903,976)

	TOTAL NET ASSETS - 100.0%	$1,813,654,091

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $437,078,788 and represents 24.1% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	The aggregate value of restricted securities (excluding 144A holdings) at November 30, 2025, amounts to $43,628,445 and represents 2.4% of net assets.
(d)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	All or a portion of this security is on loan (See Note 1).
(g)	Security is currently in default.
(h)	Illiquid security.
(i)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2025.
(j)	This security is traded on a TBA basis (see Note 1).
(k)	Rating by Fitch Ratings Service.
(l)	Principal only security.
(m)	Interest only security.
(n)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 4.9%.
(o)	Represents investments of collateral received from securities lending transactions.
(p)	Rate shown represents yield-to-maturity.
(q)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2025, the Fund held a Level 3 security with a value of $0, representing 0.0% of net assets.

At November 30, 2025, for Core Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Core Fixed Income Fund	$1,853,074,362	$39,176,224	$(37,362,955)	$1,813,269

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MBS	—	Mortgage-Backed Security
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	30.0%
Mortgage-Backed Securities	26.6
U.S. Government Obligations	19.2
Collateralized Mortgage Obligations	13.4
Sovereign Bonds	3.4
Asset-Backed Securities	2.0
Open End Mutual Fund Securities	0.2
Municipal Bonds	0.1
Senior Loans	0.1
Collateralized Loan Obligation	0.1
Right	0.0	*
Short-Term Investments	4.9

Total Investments	100.0	%+

^	As a percentage of total investments.
*	Position represents less than 0.05%.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2025, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Note Futures	457	3/26	$95,428,389	$95,448,735	$20,346
U.S. Treasury 5-Year Note Futures	308	3/26	33,774,862	33,807,812	32,950
U.S. Treasury 10-Year Note Futures	512	3/26	57,847,781	58,032,000	184,219
U.S. Treasury Long Bond Futures	126	3/26	14,706,563	14,797,125	90,562
U.S. Treasury Ultra Long Bond Futures	310	3/26	37,179,359	37,490,625	311,266

					639,343

Contracts to Sell:
Euro-Bobl Futures	27	12/25	3,691,201	3,693,080	(1,879)
Euro-Bund Futures	42	12/25	6,238,662	6,277,139	(38,477)
U.S. Ultra Long Bond Futures	125	3/26	14,470,733	14,525,391	(54,658)

					(95,014)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$544,329

At November 30, 2025, Core Fixed Income Fund had deposited cash of $1,908,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2025, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	1,132,500	USD	752,886	GSC	$741,700	12/31/25	$(11,186)
British Pound	1,000,000	USD	1,352,720	GSC	1,323,262	12/31/25	(29,458)
British Pound	1,700,000	USD	2,276,258	GSC	2,249,547	12/31/25	(26,711)
British Pound	650,000	USD	855,940	SSB	860,121	12/31/25	4,181
Euro	300,000	USD	357,522	GSC	348,473	12/31/25	(9,049)
Euro	865,000	USD	1,002,995	GSC	1,004,763	12/31/25	1,768
Japanese Yen	490,000,000	USD	3,373,726	GSC	3,147,112	12/30/25	(226,614)
South African Rand	35,835,000	USD	2,072,161	CITI	2,089,642	12/31/25	17,481

							(279,588)

Contracts to Sell:
Australian Dollar	6,332,500	USD	4,232,010	GSC	4,147,300	12/31/25	84,710
Brazilian Real	30,490,000	USD	5,623,282	GSC	5,676,600	12/31/25	(53,318)
Brazilian Real	7,500,000	USD	1,374,759	GSC	1,396,343	12/31/25	(21,584)
Brazilian Real	3,800,000	USD	696,736	GSC	707,480	12/31/25	(10,744)
British Pound	2,600,000	USD	3,510,702	GSC	3,440,482	12/31/25	70,220
British Pound	6,332,500	USD	8,646,079	GSC	8,379,559	12/31/25	266,520
Colombian Peso	14,148,000,000	USD	3,586,903	GSC	3,755,215	12/30/25	(168,312)
Czech Koruna	36,100,000	USD	1,722,254	GSC	1,732,852	12/31/25	(10,598)
Euro	1,500,000	USD	1,739,610	GSC	1,742,365	12/31/25	(2,755)
Euro	2,500,000	USD	2,914,000	GSC	2,903,941	12/31/25	10,059
Euro	26,095,000	USD	31,003,991	GSC	30,311,337	12/31/25	692,654
Japanese Yen	490,000,000	USD	3,344,504	GSC	3,147,112	12/30/25	197,392
Singapore Dollar	2,500,000	USD	1,929,846	GSC	1,933,587	12/31/25	(3,741)
South African Rand	35,835,000	USD	2,046,522	CITI	2,089,642	12/31/25	(43,120)

							1,007,383

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$727,795

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At November 30, 2025, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swap on Index - Sell Protection (1)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/25 (2)	Notional Amount (3)		Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America High Yield Series 44 5-Year Index, NR	5.000%	6/20/30	3-Month	2.997%	USD	3,530,000	$309,330	$251,890	$57,440

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At November 30, 2025, Core Fixed Income Fund had cash collateral from brokers in the amount of $760,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency abbreviations used in this schedule:			Counterparty abbreviations used in this schedule:

AUD	—	Australian Dollar	CITI	—	Citigroup Global Markets Inc.
BRL	—	Brazilian Real	GSC	—	Goldman Sachs & Co.
COP	—	Colombian Peso	SSB	—	State Street Bank & Trust Co.
CZK	—	Czech Koruna
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 268-270 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1%
Advertising - 0.8%
$ 1,178,000	B	Neptune Bidco U.S. Inc., Senior Secured Notes, 9.290% due 4/15/29(a)	$1,173,586

Aerospace/Defense - 0.5%
		ATI Inc., Senior Unsecured Notes:
484,000	BB	4.875% due 10/1/29	483,413
210,000	BB	5.125% due 10/1/31	210,587

		Total Aerospace/Defense	694,000

Airlines - 1.2%
405,000	BBB-	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(a)	403,134
		American Airlines Inc., Senior Secured Notes:
615,000	BB-	7.250% due 2/15/28(a)(b)	630,059
240,000	BB	8.500% due 5/15/29(a)	250,865
		United Airlines Inc., Senior Secured Notes:
106,000	BBB-	4.375% due 4/15/26(a)	105,947
451,000	BBB-	4.625% due 4/15/29(a)	449,025

		Total Airlines	1,839,030

Auto Parts & Equipment - 0.5%
		American Axle & Manufacturing Inc.:
360,000	B+	Company Guaranteed Notes, 7.750% due 10/15/33(a)	363,848
420,000	BB	Senior Secured Notes, 6.375% due 10/15/32(a)	422,895

		Total Auto Parts & Equipment	786,743

Banks - 0.4%
576,000	BB	Walker & Dunlop Inc., Company Guaranteed Notes, 6.625% due 4/1/33(a)	592,544

Building Materials - 0.4%
615,000	BB+	Standard Industries Inc., Senior Unsecured Notes, 3.375% due 1/15/31(a)	564,775

Chemicals - 1.5%
901,000	CCC+	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)(b)	626,420
		Methanex Corp., Senior Unsecured Notes:
215,000	BB	5.125% due 10/15/27	215,762
4,000	BB	5.250% due 12/15/29	4,007
800,000	BB	Methanex U.S. Operations Inc., Company Guaranteed Notes, 6.250% due 3/15/32(a)(b)	821,988
557,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	553,263

		Total Chemicals	2,221,440

Coal - 0.1%
152,000	BB+	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	155,439

Commercial Services - 6.9%
		Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes:
306,000	B+	5.375% due 3/1/29(a)	296,852
170,000	B+	8.250% due 1/15/30(a)	175,217
207,000	B+	8.375% due 6/15/32(a)	213,328
		Block Inc., Senior Unsecured Notes:
390,000	BB+	6.500% due 5/15/32(a)	407,900
160,000	BB+	6.000% due 8/15/33(a)	164,563
510,000	BB	Boost Newco Borrower LLC, Senior Secured Notes, 7.500% due 1/15/31(a)	541,990
709,000	B-	Champions Financing Inc., Senior Secured Notes, 8.750% due 2/15/29(a)(b)	709,260

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Commercial Services - 6.9% - (continued)
		Deluxe Corp.:
$ 822,000	B-	Company Guaranteed Notes, 8.000% due 6/1/29(a)(b)	$832,004
130,000	BB-	Senior Secured Notes, 8.125% due 9/15/29(a)	137,099
		EquipmentShare.com Inc.:
395,000	B	Secured Notes, 8.625% due 5/15/32(a)	406,736
526,000	B	Senior Secured Notes, 8.000% due 3/15/33(a)(b)	536,639
745,000	B	Garda World Security Corp., Senior Secured Notes, 6.500% due 1/15/31(a)	765,412
		Herc Holdings Inc., Company Guaranteed Notes:
219,000	BB-	7.000% due 6/15/30(a)	230,066
455,000	BB-	7.250% due 6/15/33(a)	482,040
		Hertz Corp. (The):
367,000	CCC+	Company Guaranteed Notes, 4.625% due 12/1/26(a)	357,708
315,000	B	Senior Secured Notes, 12.625% due 7/15/29(a)	314,981
430,000	B+	ION Platform Finance U.S. Inc., Senior Secured Notes, 7.875% due 9/30/32(a)	410,249
890,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)(b)	639,787
522,000	BB-	Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Company Guaranteed Notes, 6.750% due 8/15/32(a)	543,395
660,000	B+	Veritiv Operating Co., Senior Secured Notes, 10.500% due 11/30/30(a)	710,149
684,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	684,222
544,000	B	WEX Inc., Company Guaranteed Notes, 6.500% due 3/15/33(a)	555,266

		Total Commercial Services	10,114,863

Computers - 0.7%
520,000	B	Fortress Intermediate 3 Inc., Senior Secured Notes, 7.500% due 6/1/31(a)	543,235
62,000	B+	NCR Voyix Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	61,485
		Seagate Data Storage Technology Pte Ltd., Company Guaranteed Notes:
210,000	BB+	4.091% due 6/1/29(a)	205,672
188,000	BB+	4.125% due 1/15/31(a)(b)	179,150

		Total Computers	989,542

Cosmetics/Personal Care - 1.1%
718,000	BB-	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	677,451
940,000	B+	Perrigo Finance Unlimited Co., Company Guaranteed Notes, 6.125% due 9/30/32(b)	918,504

		Total Cosmetics/Personal Care	1,595,955

Diversified Financial Services - 7.7%
		Air Lease Corp., Junior Subordinated Notes:
325,000	BB+	4.125% (5-Year CMT Index + 3.149%)(c)(d)	315,062
414,000	BB+	4.650% (5-Year CMT Index + 4.076%)(c)(d)	410,284
735,000	BB+	Aircastle Ltd., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.410%)(a)(c)(d)	732,213
747,000	BB+	Ally Financial Inc., Subordinated Notes, 6.700% due 2/14/33	782,544
510,000	BB-	Bread Financial Holdings Inc., Company Guaranteed Notes, 6.750% due 5/15/31(a)	521,288
513,000	BB	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	511,871
941,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	818,790
		Credit Acceptance Corp., Company Guaranteed Notes:
627,000	BB	9.250% due 12/15/28(a)	658,749
285,000	BB	6.625% due 3/15/30(a)	283,463
249,000	BB-	EZCORP Inc., Company Guaranteed Notes, 7.375% due 4/1/32(a)	261,663
715,000	B	Focus Financial Partners LLC, Senior Secured Notes, 6.750% due 9/15/31(a)	739,302
		goeasy Ltd.:
		Company Guaranteed Notes:
470,000	BB-	6.875% due 5/15/30(a)	450,330
155,000	BB-	6.875% due 2/15/31(a)	146,387

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Diversified Financial Services - 7.7% - (continued)
$ 297,000	BB-	Senior Unsecured Notes, 7.625% due 7/1/29(a)	$294,726
		Jane Street Group/JSG Finance Inc., Senior Secured Notes:
200,000	BB	4.500% due 11/15/29(a)	197,021
405,000	BB	7.125% due 4/30/31(a)	426,964
440,000	BB	6.125% due 11/1/32(a)	447,984
123,000	BB	6.750% due 5/1/33(a)	128,745
700,000	B2(e)	Phoenix Aviation Capital Ltd., Senior Unsecured Notes, 9.250% due 7/15/30(a)	745,226
875,000	B-	Planet Financial Group LLC, Company Guaranteed Notes, 10.500% due 12/15/29(a)	917,272
735,000	B1(e)	Rfna LP, Senior Unsecured Notes, 7.875% due 2/15/30(a)	745,838
710,000	B+	VFH Parent LLC/Valor Co.-Issuer Inc., Senior Secured Notes, 7.500% due 6/15/31(a)	746,883

		Total Diversified Financial Services	11,282,605

Electric - 4.6%
488,000	BB	Atlantica Sustainable Infrastructure Ltd., Company Guaranteed Notes, 4.125% due 6/15/28(a)	477,185
232,000	B+	California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Senior Unsecured Notes, 6.375% due 2/15/32(a)	232,177
795,000	BB	Clearway Energy Operating LLC, Company Guaranteed Notes, 3.750% due 1/15/32(a)	728,349
		NRG Energy Inc.:
		Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	174,591
290,000	BB	5.250% due 6/15/29(a)	291,404
597,000	BB	3.625% due 2/15/31(a)	559,257
170,000	BB	6.250% due 11/1/34(a)	175,296
		Senior Unsecured Notes:
125,000	BB	5.750% due 1/15/34(a)	126,086
100,000	BB	6.000% due 1/15/36(a)	101,622
910,000	Ba3(e)	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	887,376
		Talen Energy Supply LLC, Company Guaranteed Notes:
375,000	B	6.250% due 2/1/34(a)	382,331
375,000	B	6.500% due 2/1/36(a)	387,941
		Vistra Operations Co. LLC, Company Guaranteed Notes:
170,000	BB+	7.750% due 10/15/31(a)	180,679
320,000	BB+	6.875% due 4/15/32(a)	336,761
		XPLR Infrastructure Operating Partners LP:
		Company Guaranteed Notes:
445,000	BB	4.500% due 9/15/27(a)	438,602
127,000	BB	8.375% due 1/15/31(a)(b)	133,171
331,000	BB	7.750% due 4/15/34(a)	336,739
838,000	BB	Senior Unsecured Notes, 7.250% due 1/15/29(a)	859,344

		Total Electric	6,808,911

Electrical Components & Equipment - 0.7%
		EnerSys, Company Guaranteed Notes:
485,000	BB+	4.375% due 12/15/27(a)	482,788
29,000	BB+	6.625% due 1/15/32(a)	30,174
504,000	BB	WESCO Distribution Inc., Company Guaranteed Notes, 6.375% due 3/15/33(a)	528,774

		Total Electrical Components & Equipment	1,041,736

Electronics - 0.9%
700,000	BB	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	692,021
730,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	707,796

		Total Electronics	1,399,817

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Entertainment - 3.3%
$ 755,000	B+	Banijay Entertainment SAS, Senior Secured Notes, 8.125% due 5/1/29(a)	$786,666
675,000	BBB-	Flutter Treasury DAC, Senior Secured Notes, 5.875% due 6/4/31(a)	682,179
490,000	B+	Light & Wonder International Inc., Company Guaranteed Notes, 6.250% due 10/1/33(a)	493,317
795,000	B-	Ontario Gaming GTA LP/OTG Co.-Issuer Inc., Senior Secured Notes, 8.000% due 8/1/30(a)	780,804
753,000	B+	SeaWorld Parks & Entertainment Inc., Company Guaranteed Notes, 5.250% due 8/15/29(a)(b)	728,951
840,000	B	Voyager Parent LLC, Senior Secured Notes, 9.250% due 7/1/32(a)	890,677
715,000	BB	Warnermedia Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	572,565

		Total Entertainment	4,935,159

Environmental Control - 0.2%
295,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 5.750% due 10/15/33(a)	301,737

Food - 1.5%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB+	5.875% due 2/15/28(a)	372,984
76,000	BB+	5.500% due 3/31/31(a)	77,134
355,000	BB+	6.250% due 3/15/33(a)	368,070
251,000	BB+	5.750% due 3/31/34(a)	253,338
692,000	CCC+	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	643,449
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	135,876
		Performance Food Group Inc., Company Guaranteed Notes:
347,000	BB	5.500% due 10/15/27(a)	347,345
70,000	BB	4.250% due 8/1/29(a)	68,807

		Total Food	2,267,003

Forest Products & Paper - 0.4%
622,000	B+	Magnera Corp., Senior Secured Notes, 4.750% due 11/15/29(a)	563,157

Healthcare - Products - 1.5%
760,000	BB	Avantor Funding Inc., Company Guaranteed Notes, 3.875% due 11/1/29(a)	726,092
588,000	B+	Insulet Corp., Senior Unsecured Notes, 6.500% due 4/1/33(a)	616,306
297,000	BB-	Medline Borrower LP, Senior Secured Notes, 3.875% due 4/1/29(a)	288,539
625,000	BB-	Medline Borrower LP/Medline Co.-Issuer Inc., Senior Secured Notes, 6.250% due 4/1/29(a)	647,231

		Total Healthcare - Products	2,278,168

Healthcare - Services - 1.9%
778,000	B	Concentra Health Services Inc., Company Guaranteed Notes, 6.875% due 7/15/32(a)	815,520
323,000	B	Select Medical Corp., Company Guaranteed Notes, 6.250% due 12/1/32(a)(b)	321,064
462,000	BB-	Sotera Health Holdings LLC, Senior Secured Notes, 7.375% due 6/1/31(a)	487,140
		Tenet Healthcare Corp.:
750,000	BB	Senior Secured Notes, 5.500% due 11/15/32(a)	762,375
405,000	B	Senior Unsecured Notes, 6.000% due 11/15/33(a)	418,449

		Total Healthcare - Services	2,804,548

Home Builders - 1.0%
695,000	BB-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 6.875% due 8/1/33(a)	699,180
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB+	5.250% due 12/15/27(a)	201,064
521,000	BB+	4.625% due 3/1/30(a)	505,903

		Total Home Builders	1,406,147

Insurance - 2.2%
666,000	B	Acrisure LLC/Acrisure Finance Inc., Senior Secured Notes, 6.750% due 7/1/32(a)	682,719
590,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 6.500% due 10/1/31(a)	607,679
488,000	B	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Senior Secured Notes, 7.125% due 5/15/31(a)	507,034

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Insurance - 2.2% - (continued)
$ 705,000	B	Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC, Senior Secured Notes, 7.250% due 2/15/31(a)	$723,475
151,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	158,175
585,000	B	Panther Escrow Issuer LLC, Senior Secured Notes, 7.125% due 6/1/31(a)	605,415

		Total Insurance	3,284,497

Internet - 2.2%
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	103,167
198,000	BB-	7.125% due 9/30/30(a)	204,967
354,000	BB-	6.250% due 4/1/33(a)	365,162
795,760	CCC+	GrubHub Holdings Inc., Senior Secured Notes, 13.000% (7.000% cash and 6.000% PIK until 3/31/26 then 5.500% until 9/30/26) due 7/31/30(a)(b)(f)	679,026
		ION Platform Finance U.S. Inc./ION Platform Finance Sarl, Senior Secured Notes:
450,000	B+	4.625% due 5/1/28(a)	413,855
490,000	B+	5.750% due 5/15/28(a)	460,635
		Match Group Holdings II LLC, Senior Unsecured Notes:
434,000	BB	4.125% due 8/1/30(a)	411,396
149,000	BB	3.625% due 10/1/31(a)	136,869
265,000	BB	6.125% due 9/15/33(a)	268,946
225,000	BB-	Wayfair LLC, Senior Secured Notes, 6.750% due 11/15/32(a)	230,142

		Total Internet	3,274,165

Investment Companies - 0.5%
		HA Sustainable Infrastructure Capital Inc., Company Guaranteed Notes:
233,000	BBB-	6.750% due 7/15/35	241,623
435,000	BB	8.000% (5-Year CMT Index + 4.301%) due 6/1/56(c)	443,545

		Total Investment Companies	685,168

Iron/Steel - 2.4%
		Cleveland-Cliffs Inc.:
		Company Guaranteed Notes:
330,000	BB-	7.000% due 3/15/32(a)	338,678
660,000	Ba3(e)	7.375% due 5/1/33(a)(b)	681,368
320,000	Ba3(e)	7.625% due 1/15/34(a)	332,318
48,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	41,737
		Commercial Metals Co., Senior Unsecured Notes:
665,000	BB+	3.875% due 2/15/31	629,677
69,000	BB+	5.750% due 11/15/33(a)	70,605
138,000	BB+	6.000% due 12/15/35(a)	140,663
		Mineral Resources Ltd., Senior Unsecured Notes:
398,000	Ba3(e)	9.250% due 10/1/28(a)	418,396
639,000	Ba3(e)	8.500% due 5/1/30(a)	664,621
142,000	Ba3(e)	7.000% due 4/1/31(a)	147,701

		Total Iron/Steel	3,465,764

Leisure Time - 2.4%
		Carnival Corp., Company Guaranteed Notes:
420,000	BB+	5.750% due 8/1/32(a)	431,073
595,000	BB+	6.125% due 2/15/33(a)	613,275
		NCL Corp., Ltd.:
270,000	BB-	Senior Secured Notes, 5.875% due 2/15/27(a)	271,069
		Senior Unsecured Notes:
374,000	B+	7.750% due 2/15/29(a)	397,071

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Leisure Time - 2.4% - (continued)
$ 350,000	B+	6.250% due 3/1/30(a)	$354,034
360,000	B+	6.250% due 9/15/33(a)	355,974
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
290,000	BBB-	6.250% due 3/15/32(a)	300,158
735,000	BBB-	6.000% due 2/1/33(a)	756,995

		Total Leisure Time	3,479,649

Lodging - 2.2%
961,000	B	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., Company Guaranteed Notes, 4.875% due 7/1/31(a)	890,941
565,000	BB-	Melco Resorts Finance Ltd., Senior Unsecured Notes, 5.375% due 12/4/29(a)(b)	548,044
802,000	B	Station Casinos LLC, Company Guaranteed Notes, 6.625% due 3/15/32(a)(b)	821,903
		Travel + Leisure Co., Senior Secured Notes:
500,000	BB-	4.500% due 12/1/29(a)	488,169
415,000	BB-	6.125% due 9/1/33(a)	421,841

		Total Lodging	3,170,898

Media - 5.4%
345,000	BB+	Belo Corp., Company Guaranteed Notes, 7.750% due 6/1/27	359,960
834,000	B	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)(b)	664,166
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
509,000	BB-	6.375% due 9/1/29(a)	517,124
680,000	BB-	4.500% due 5/1/32	613,233
290,000	BB-	4.250% due 1/15/34(a)(b)	246,009
		CSC Holdings LLC, Company Guaranteed Notes:
890,000	CCC+	6.500% due 2/1/29(a)	559,718
415,000	CCC+	4.125% due 12/1/30(a)	237,111
200,000	CCC+	4.500% due 11/15/31(a)	113,288
		Paramount Global, Company Guaranteed Notes:
619,000	B+	6.250% (3-Month USD-LIBOR + 3.899%) due 2/28/57(c)	603,154
222,000	B+	6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	217,766
		Sirius XM Radio LLC, Company Guaranteed Notes:
560,000	BB+	4.000% due 7/15/28(a)	546,360
401,000	BB+	3.875% due 9/1/31(a)	366,013
727,000	BB-	Sunrise FinCo I BV, Senior Secured Notes, 4.875% due 7/15/31(a)	695,350
130,000	BB+	TEGNA Inc., Company Guaranteed Notes, 4.625% due 3/15/28(a)	128,917
		Univision Communications Inc., Senior Secured Notes:
112,000	B+	7.375% due 6/30/30(a)	113,719
715,000	B+	8.500% due 7/31/31(a)	740,200
505,000	B+	9.375% due 8/1/32(a)	536,523
817,000	B-	Virgin Media Finance PLC, Company Guaranteed Notes, 5.000% due 7/15/30(a)(b)	723,885

		Total Media	7,982,496

Mining - 1.5%
470,000	BB-	Capstone Copper Corp., Company Guaranteed Notes, 6.750% due 3/31/33(a)	487,915
650,000	BB+	Fortescue Treasury Pty Ltd., Company Guaranteed Notes, 4.375% due 4/1/31(a)	627,588
482,000	B+	Hudbay Minerals Inc., Company Guaranteed Notes, 6.125% due 4/1/29(a)	488,638
534,000	BB	Novelis Corp., Company Guaranteed Notes, 6.375% due 8/15/33(a)	539,369

		Total Mining	2,143,510

Miscellaneous Manufacturers - 0.2%
12,101	WD(g)	Anagram Holdings LLC/Anagram International Inc., Secured Notes, 10.000% due 8/15/26*(a)(h)#	–
320,000	BB-	Entegris Inc., Company Guaranteed Notes, 5.950% due 6/15/30(a)	327,914

		Total Miscellaneous Manufacturers	327,914

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Oil & Gas - 6.4%
$ 668,000	BB-	Baytex Energy Corp., Company Guaranteed Notes, 7.375% due 3/15/32(a)(b)	$679,113
		Civitas Resources Inc., Company Guaranteed Notes:
397,000	BB-	8.625% due 11/1/30(a)	416,169
285,000	BB-	9.625% due 6/15/33(a)	307,604
		Comstock Resources Inc., Company Guaranteed Notes:
505,000	B	6.750% due 3/1/29(a)	506,920
170,000	B	5.875% due 1/15/30(a)	165,305
		Crescent Energy Finance LLC, Company Guaranteed Notes:
387,000	BB-	7.625% due 4/1/32(a)	377,105
74,000	BB-	7.375% due 1/15/33(a)	70,181
390,000	BB-	8.375% due 1/15/34(a)	384,907
334,000	BB-	DBR Land Holdings LLC, Company Guaranteed Notes, 6.250% due 12/1/30(a)	338,487
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
342,000	BB+	5.750% due 2/1/29(a)	336,138
50,000	BB+	6.000% due 2/1/31(a)	47,228
590,000	BB+	6.250% due 4/15/32(a)	555,649
150,000	BB+	8.375% due 11/1/33(a)	153,894
175,000	BB+	7.250% due 2/15/35(a)	166,610
490,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 7.875% due 10/15/33(a)	477,272
874,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	878,005
		Sunoco LP, Company Guaranteed Notes:
95,000	BB+	5.625% due 3/15/31(a)	95,600
255,000	BB+	7.250% due 5/1/32(a)	269,309
465,000	BB+	5.875% due 3/15/34(a)	468,312
629,000	B+	Talos Production Inc., Secured Notes, 9.375% due 2/1/31(a)(b)	663,253
741,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	773,573
810,000	B	Vital Energy Inc., Company Guaranteed Notes, 7.875% due 4/15/32(a)	785,593
582,000	B+	Wildfire Intermediate Holdings LLC, Senior Unsecured Notes, 7.500% due 10/15/29(a)	588,962

		Total Oil & Gas	9,505,189

Oil & Gas Services - 1.6%
		Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes:
278,000	BB-	6.250% due 4/1/28(a)	280,638
375,000	BB-	6.625% due 9/1/32(a)	386,456
		Kodiak Gas Services LLC, Company Guaranteed Notes:
635,000	BB-	7.250% due 2/15/29(a)	662,545
142,000	BB-	6.500% due 10/1/33(a)	144,946
148,000	BB-	6.750% due 10/1/35(a)	152,166
		WBI Operating LLC:
405,000	BB-	Company Guaranteed Notes, 6.250% due 10/15/30(a)	405,474
285,000	BB-	Senior Unsecured Notes, 6.500% due 10/15/33(a)	285,080

		Total Oil & Gas Services	2,317,305

Packaging & Containers - 2.9%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes:
210,000	B+	6.000% due 6/15/27(a)	210,000
875,000	B+	3.250% due 9/1/28(a)(b)	843,078
400,000	B+	6.250% due 1/30/31(a)	407,205

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Packaging & Containers - 2.9% - (continued)
		Clydesdale Acquisition Holdings Inc.:
$ 708,000	B-	Company Guaranteed Notes, 8.750% due 4/15/30(a)(b)	$709,720
105,000	B+	Senior Secured Notes, 6.750% due 4/15/32(a)	106,035
		Crown Americas LLC, Company Guaranteed Notes:
474,000	BB+	5.250% due 4/1/30	484,355
195,000	BB+	5.875% due 6/1/33(a)	199,803
728,000	CCC	Iris Holding Inc., Senior Unsecured Notes, 10.000% due 12/15/28(a)	646,904
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	244,043
417,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	412,918

		Total Packaging & Containers	4,264,061

Pharmaceuticals - 2.3%
		HLF Financing Sarl LLC/Herbalife International Inc.:
975,000	B+	Company Guaranteed Notes, 4.875% due 6/1/29(a)	916,191
685,000	BB-	Senior Secured Notes, 12.250% due 4/15/29(a)	741,471
1,004,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(a)(b)	841,568
230,000	D	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)#	–
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
270,000	BB	8.125% due 9/15/31	310,973
325,000	BB	6.000% due 12/1/32	341,458
200,000	BB	Teva Pharmaceutical Finance Netherlands IV BV, Company Guaranteed Notes, 5.750% due 12/1/30	207,730

		Total Pharmaceuticals	3,359,391

Pipelines - 6.6%
405,000	BB+	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	405,758
		Delek Logistics Partners LP/Delek Logistics Finance Corp., Company Guaranteed Notes:
455,000	BB-	8.625% due 3/15/29(a)	477,243
535,000	BB-	7.375% due 6/30/33(a)	548,527
655,000	BB+	Excelerate Energy LP, Company Guaranteed Notes, 8.000% due 5/15/30(a)	698,320
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
349,000	B	8.250% due 1/15/29	364,781
510,000	B	8.875% due 4/15/30	539,153
85,000	B	7.875% due 5/15/32	87,749
110,000	B	8.000% due 5/15/33	113,570
		Harvest Midstream I LP, Senior Unsecured Notes:
770,000	BB-	7.500% due 9/1/28(a)	781,486
510,000	BB-	7.500% due 5/15/32(a)	530,348
		Howard Midstream Energy Partners LLC, Senior Unsecured Notes:
775,000	BB-	7.375% due 7/15/32(a)	818,623
35,000	BB-	6.625% due 1/15/34(a)	35,904
1,200,000	B-	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	1,164,069
		NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes:
392,000	B+	8.125% due 2/15/29(a)	403,559
459,000	B+	8.375% due 2/15/32(a)	476,229
238,000	Ba1(e)	NuStar Logistics LP, Company Guaranteed Notes, 6.375% due 10/1/30	249,507
1,263,000	BB	Venture Global LNG Inc., Senior Secured Notes, 8.375% due 6/1/31(a)(b)	1,266,966
		Venture Global Plaquemines LNG LLC, Senior Secured Notes:
97,000	BB+	7.500% due 5/1/33(a)	105,761
558,000	BB+	7.750% due 5/1/35(a)	622,049

		Total Pipelines	9,689,602

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Real Estate - 1.4%
		Cushman & Wakefield U.S. Borrower LLC, Senior Secured Notes:
$ 338,000	BB-	6.750% due 5/15/28(a)	$341,982
380,000	BB-	8.875% due 9/1/31(a)	407,744
495,000	BB	Greystar Real Estate Partners LLC, Senior Secured Notes, 7.750% due 9/1/30(a)	525,810
788,000	B	Kennedy-Wilson Inc., Company Guaranteed Notes, 4.750% due 3/1/29	764,272

		Total Real Estate	2,039,808

Real Estate Investment Trusts (REITs) - 3.0%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)(b)	780,792
890,000	Ba3(e)	Arbor Realty SR Inc., Senior Unsecured Notes, 7.875% due 7/15/30(a)	894,222
646,000	B+	Blackstone Mortgage Trust Inc., Senior Secured Notes, 7.750% due 12/1/29(a)	678,414
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
158,000	BB	4.250% due 2/1/27(a)	156,617
110,000	BB	4.750% due 6/15/29(a)	108,519
447,000	BB	7.000% due 7/15/31(a)(b)	474,214
		Service Properties Trust:
		Company Guaranteed Notes:
180,000	B	8.375% due 6/15/29	176,973
478,000	B	8.875% due 6/15/32	460,810
29,000	B+	Senior Secured Notes, zero coupon due 9/30/27(a)	25,874
		Starwood Property Trust Inc., Senior Unsecured Notes:
130,000	BB-	7.250% due 4/1/29(a)	137,935
530,000	BB-	6.500% due 7/1/30(a)	555,069

		Total Real Estate Investment Trusts (REITs)	4,449,439

Retail - 3.7%
455,000	BB+	Brinker International Inc., Company Guaranteed Notes, 8.250% due 7/15/30(a)	483,030
		FirstCash Inc., Company Guaranteed Notes:
432,000	BB	4.625% due 9/1/28(a)	428,084
187,000	BB	5.625% due 1/1/30(a)	188,320
77,000	BB	6.875% due 3/1/32(a)	80,160
893,000	BB-	Kohl’s Corp., Senior Unsecured Notes, 5.125% due 5/1/31	771,425
		LBM Acquisition LLC:
686,000	CCC	Company Guaranteed Notes, 6.250% due 1/15/29(a)(b)	614,179
375,000	B-	Senior Secured Notes, 9.500% due 6/15/31(a)	386,989
		Murphy Oil USA Inc., Company Guaranteed Notes:
725,000	BB+	4.750% due 9/15/29	719,978
110,000	BB+	3.750% due 2/15/31(a)	103,281
		Park River Holdings Inc.:
283,329	Caa2(e)	Secured Notes, 8.750% due 12/31/30(a)	275,537
434,000	B-	Senior Secured Notes, 8.000% due 3/15/31(a)	448,711
		PetSmart LLC/PetSmart Finance Corp.:
450,000	B-	Company Guaranteed Notes, 10.000% due 9/15/33(a)	461,259
250,000	BB-	Senior Secured Notes, 7.500% due 9/15/32(a)	252,540
257,000	BB-	QXO Building Products Inc., Senior Secured Notes, 6.750% due 4/30/32(a)	269,032

		Total Retail	5,482,525

Semiconductors - 0.3%
420,000	BB	Amkor Technology Inc., Company Guaranteed Notes, 5.875% due 10/1/33(a)	428,093

Software - 1.9%
635,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	648,066

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 93.1% - (continued)
Software - 1.9% - (continued)
		Cloud Software Group Inc.:
$ 140,000	B-	Secured Notes, 9.000% due 9/30/29(a)	$144,559
		Senior Secured Notes:
355,000	B	6.500% due 3/31/29(a)	358,169
370,000	B	8.250% due 6/30/32(a)	390,427
365,000	B	6.625% due 8/15/33(a)	364,704
		Open Text Corp., Company Guaranteed Notes:
20,000	BB	3.875% due 2/15/28(a)	19,524
260,000	BB	3.875% due 12/1/29(a)	246,837
240,000	BB	Open Text Holdings Inc., Company Guaranteed Notes, 4.125% due 12/1/31(a)	223,410
1,116,480	B-	Rackspace Finance LLC, Senior Secured Notes, 3.500% due 5/15/28(a)	457,016

		Total Software	2,852,712

Telecommunications - 5.3%
2,050,000	CCC+	Altice Financing SA, Senior Secured Notes, 5.000% due 1/15/28(a)(b)	1,372,219
		Bell Telephone Co. of Canada or Bell Canada, Company Guaranteed Notes:
438,000	BB+	6.875% (5-Year CMT Index + 2.390%) due 9/15/55(c)	455,078
330,000	BB+	7.000% (5-Year CMT Index + 2.363%) due 9/15/55(c)	347,454
610,000	B+	C&W Senior Finance Ltd., Company Guaranteed Notes, 9.000% due 1/15/33(a)(b)	634,606
2,000	B-	CommScope LLC, Senior Secured Notes, 4.750% due 9/1/29(a)	2,001
460,000	B	Connect Finco Sarl/Connect U.S. Finco LLC, Senior Secured Notes, 9.000% due 9/15/29(a)	489,095
		Iliad Holding SAS, Senior Secured Notes:
133,000	B+	7.000% due 10/15/28(a)	135,028
200,000	B+	8.500% due 4/15/31(a)	214,996
985,000	B+	7.000% due 4/15/32(a)	1,016,603
		Rogers Communications Inc., Subordinated Notes:
286,000	BB	7.000% (5-Year CMT Index + 2.653%) due 4/15/55(c)	297,577
404,000	BB	7.125% (5-Year CMT Index + 2.620%) due 4/15/55(c)	427,850
535,000	BB-	Sable International Finance Ltd., Senior Secured Notes, 7.125% due 10/15/32(a)	540,795
564,000	CCC+	Viasat Inc., Senior Unsecured Notes, 7.500% due 5/30/31(a)	535,413
		Vmed O2 UK Financing I PLC, Senior Secured Notes:
260,000	B+	4.750% due 7/15/31(a)	240,155
270,000	B+	7.750% due 4/15/32(a)	281,953
		Zayo Group Holdings Inc., Senior Secured Notes:
129,502	B-	9.250% (5.750% cash and 0.500% PIK until 3/30/27 then 7.750% until 3/30/28) due 3/9/30(a)(f)	119,452
755,436	CCC	13.750% (7.125% cash and 1.875% PIK until 3/30/27 then 5.375% until 3/30/28) due 9/9/30(a)(f)	673,097

		Total Telecommunications	7,783,372

Transportation - 0.9%
670,000	B2(e)	Star Leasing Co. LLC, Secured Notes, 7.625% due 2/15/30(a)	640,671
663,000	BB	Stonepeak Nile Parent LLC, Senior Secured Notes, 7.250% due 3/15/32(a)	701,217

		Total Transportation	1,341,888

		TOTAL CORPORATE BONDS & NOTES (Cost - $135,641,137)	137,144,351

SENIOR LOANS - 0.3%
Media - 0.1%
113,397	NR	Gannett Holdings LLC, 8.875% (3-Month CME Term SOFR + 5.000%) due 10/15/29	112,617

Mining - 0.2%
369,923	NR	Arctic Canadian Diamond Company Ltd., 10.000% (4-Month USD-LIBOR + 10.000%) due 12/31/27(k)	350,498

		TOTAL SENIOR LOANS (Cost - $468,409)	463,115

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $136,109,546)	137,607,466

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Security	Value
SHORT-TERM INVESTMENTS (i) - 17.5%
MONEY MARKET FUND - 12.0%
$ 17,635,401	Invesco STIT - Government & Agency Portfolio, Institutional Class, 4.027%(j) (Cost - $17,635,401)	$17,635,401

TIME DEPOSITS - 5.5%
2,321,531	Citibank - New York, 3.220% due 12/1/25	2,321,531
3,423,262	JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	3,423,262
2,263,242	Royal Bank of Canada - Toronto, 3.220% due 12/1/25	2,263,242
154,375	Sumitomo Mitsui Banking Corp. - Tokyo, 3.220% due 12/1/25	154,375

	TOTAL TIME DEPOSITS (Cost - $8,162,410)	8,162,410

	TOTAL SHORT-TERM INVESTMENTS (Cost - $25,797,811)	25,797,811

	TOTAL INVESTMENTS - 110.9% (Cost - $161,907,357)	163,405,277

	Liabilities in Excess of Other Assets - (10.9)%	(16,002,045)

	TOTAL NET ASSETS - 100.0%	$147,403,232

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $122,372,726 and represents 83.0% of net assets.

(b)	All or a portion of this security is on loan (See Note 1).
(c)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Moody’s Investors Service.
(f)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(g)	Rating by Fitch Ratings Service.
(h)	Security is currently in default.
(i)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 5.5%.
(j)	Represents investments of collateral received from securities lending transactions.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
#	Security that used significant unobservable inputs to determine fair value. At November 30, 2025, the Fund held Level 3 securities with a total value of $0, representing 0.0% of net assets.

At November 30, 2025, for High Yield Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
High Yield Fund	$ 161,907,357	$ 3,719,740	$ (2,221,820)	$ 1,497,920

Abbreviations used in this schedule:

CME	—	Chicago Mercantile Exchange
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	94.1%
Senior Loans	0.3
Short-Term Investments	5.6

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Currency abbreviation used in this schedule:

USD	—	United States Dollar

See pages 268-270 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 42.6%
Australia - 1.5%
	Australia Government Bonds:
100,000 AUD	2.500% due 5/21/30	$61,498
50,000 AUD	1.750% due 6/21/51	17,121
	New South Wales Treasury Corp.:
1,000,000 AUD	2.000% due 3/8/33	543,776
1,200,000 AUD	1.750% due 3/20/34	615,659
	Queensland Treasury Corp.:
600,000 AUD	2.000% due 8/22/33	320,271
200,000 AUD	1.750% due 7/20/34(a)	101,025
300,000 AUD	5.250% due 7/21/36(a)	196,252
	Treasury Corp. of Victoria:
400,000 AUD	4.250% due 12/20/32	254,203
1,000,000 AUD	2.250% due 9/15/33	542,814
400,000 AUD	2.000% due 9/17/35	197,962

	Total Australia	2,850,581

Brazil - 1.9%
20,000,000 BRL	Brazil Letras do Tesouro Nacional, zero coupon due 4/1/26	3,582,980

Bulgaria - 0.4%
	Bulgaria Government International Bonds:
400,000 EUR	3.375% due 7/18/35	461,036
200,000 EUR	4.125% due 7/18/45	227,624

	Total Bulgaria	688,660

Canada - 1.0%
2,100,000 CAD	Canadian Government Bonds, 3.000% due 6/1/34	1,493,789
27,900,000 INR	Export Development Canada, 7.130% due 3/11/29(a)	316,631

	Total Canada	1,810,420

Chile - 0.1%
$ 200,000	Chile Government International Bonds, 4.850% due 1/22/29	204,410

China - 4.1%
	China Development Bank:
7,600,000 CNY	2.820% due 5/22/33	1,139,933
11,720,000 CNY	2.630% due 1/8/34	1,740,056
	China Government Bonds:
14,900,000 CNY	1.650% due 5/15/35	2,074,696
4,090,000 CNY	3.190% due 4/15/53	690,455
12,700,000 CNY	2.190% due 9/25/54	1,780,832
2,300,000 CNY	1.920% due 1/15/55	306,144

	Total China	7,732,116

France - 3.7%
6,000,000 EUR	French Republic Government Bonds OAT, 2.750% due 2/25/30(a)	7,005,913

Israel - 1.0%
	Israel Government International Bonds:
300,000	5.375% due 3/12/29	309,339
900,000	5.375% due 2/19/30	932,154
300,000	5.500% due 3/12/34	312,220

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 42.6% - (continued)
Israel - 1.0% - (continued)
$ 300,000	5.750% due 3/12/54	$293,223

	Total Israel	1,846,936

Italy - 0.3%
400,000 GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	550,369

Japan - 7.4%
50,000,000 JPY	Japan Government Five Year Bonds, 0.400% due 6/20/29	311,622
120,000,000 JPY	Japan Government Forty Year Bonds, 2.200% due 3/20/64	556,057
	Japan Government Thirty Year Bonds:
210,000,000 JPY	1.700% due 9/20/44	1,142,123
280,000,000 JPY	1.400% due 9/20/45	1,413,160
152,000,000 JPY	0.500% due 9/20/46	613,634
98,000,000 JPY	0.700% due 12/20/48	386,607
38,700,000 JPY	0.500% due 3/20/49	143,343
60,000,000 JPY	0.700% due 12/20/50	220,122
60,000,000 JPY	0.700% due 3/20/51	217,862
125,000,000 JPY	0.700% due 6/20/51	450,156
180,000,000 JPY	0.700% due 12/20/51	637,850
69,400,000 JPY	1.800% due 3/20/54	321,525
202,000,000 JPY	2.200% due 6/20/54	1,028,674
30,000,000 JPY	3.200% due 9/20/55	188,262
	Japan Government Twenty Year Bonds:
131,000,000 JPY	1.200% due 9/20/35	793,880
200,000,000 JPY	1.000% due 12/20/35	1,184,346
20,000,000 JPY	0.400% due 3/20/36	110,718
100,000,000 JPY	0.400% due 6/20/40	487,376
130,000,000 JPY	1.800% due 9/20/44	718,504
180,000,000 JPY	2.000% due 12/20/44	1,024,765
74,000,000 JPY	2.400% due 3/20/45	447,719
	Japanese Government CPI Linked Bonds:
166,215,840 JPY	0.100% due 3/10/28	1,080,371
52,776,770 JPY	0.100% due 3/10/29	343,542

	Total Japan	13,822,218

Kuwait - 0.5%
	Kuwait International Government Bonds:
400,000	4.016% due 10/9/28(a)	400,313
200,000	4.136% due 10/9/30(a)	200,283
300,000	4.652% due 10/9/35(a)	301,048

	Total Kuwait	901,644

Luxembourg - 0.5%
1,000,000	Eagle Funding Luxco Sarl, 5.500% due 8/17/30(a)	1,016,440

Malaysia - 1.9%
	Malaysia Government Bonds:
12,523,000 MYR	3.519% due 4/20/28	3,065,171
900,000 MYR	2.632% due 4/15/31	210,278
160,000 MYR	3.582% due 7/15/32	39,023
860,000 MYR	Malaysia Government Investment Issues, 4.193% due 10/7/32	217,714

	Total Malaysia	3,532,186

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 42.6% - (continued)
Peru - 1.1%
		Peru Government Bonds:
1,300,000	PEN	7.300% due 8/12/33(a)	$437,640
700,000	PEN	6.850% due 8/12/35(a)	222,458
900,000	PEN	7.600% due 8/12/39(a)	295,245
		Peruvian Government International Bonds:
2,321,000	PEN	6.950% due 8/12/31	765,256
1,400,000	PEN	5.400% due 8/12/34	410,741

		Total Peru	2,131,340

Poland - 0.3%
		Poland Government International Bonds:
$ 200,000		4.625% due 3/18/29	204,794
100,000		4.875% due 2/12/30	103,341
100,000		5.125% due 9/18/34	103,050
100,000		5.375% due 2/12/35	104,643

		Total Poland	515,828

Romania - 0.7%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	763,275
200,000	EUR	1.750% due 7/13/30(a)	209,065
100,000	EUR	2.000% due 4/14/33(a)	94,767
200,000	EUR	2.875% due 4/13/42(a)	155,354
30,000	EUR	6.500% due 10/7/45	34,664

		Total Romania	1,257,125

Saudi Arabia - 0.9%
		Saudi Government International Bonds:
400,000		5.125% due 1/13/28(a)	408,940
400,000		4.750% due 1/18/28(a)	405,711
500,000	EUR	3.375% due 3/5/32(a)	584,852
200,000		4.875% due 7/18/33(a)	204,314

		Total Saudi Arabia	1,603,817

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(a)	108,754
100,000	EUR	1.650% due 3/3/33(a)	97,683

		Total Serbia	206,437

Singapore - 0.4%
769,000	SGD	Singapore Government Bonds, 3.250% due 6/1/54	728,737

South Africa - 1.6%
		South Africa Government Bonds:
8,800,000	ZAR	8.000% due 1/31/30	522,944
38,400,000	ZAR	8.875% due 2/28/35	2,302,641
1,600,000	ZAR	6.250% due 3/31/36	77,923
2,300,000	ZAR	9.000% due 1/31/40	131,820

		Total South Africa	3,035,328

South Korea - 0.2%
400,000		Korea National Oil Corp., 4.250% due 9/30/29(a)	403,122

Spain - 7.2%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	119,949

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†	Security	Value
SOVEREIGN BONDS - 42.6% - (continued)
Spain - 7.2% - (continued)
	Spain Government Bonds:
600,000 EUR	2.500% due 5/31/27	$700,044
400,000 EUR	1.450% due 10/31/27(a)	458,679
2,200,000 EUR	2.400% due 5/31/28	2,564,245
5,180,000 EUR	3.450% due 10/31/34(a)	6,188,632
2,560,000 EUR	3.150% due 4/30/35(a)	2,977,160
500,000 EUR	1.900% due 10/31/52(a)	386,102
100,000 EUR	4.000% due 10/31/54(a)	115,811

	Total Spain	13,510,622

Supranational - 0.6%
1,000,000 EUR	European Union, 3.750% due 10/12/45	1,155,798

United Kingdom - 5.2%
	United Kingdom Gilts:
4,200,000 GBP	4.375% due 3/7/30(i)	5,661,824
1,350,000 GBP	3.250% due 1/22/44	1,402,233
700,000 GBP	3.500% due 1/22/45	746,722
500,000 GBP	1.750% due 1/22/49	359,214
1,400,000 GBP	0.625% due 10/22/50	687,572
1,300,000 GBP	1.250% due 7/31/51	763,998
500,000 GBP	1.125% due 10/22/73	213,109

	Total United Kingdom	9,834,672

	TOTAL SOVEREIGN BONDS (Cost - $88,121,163)	79,927,699

MORTGAGE-BACKED SECURITIES - 33.0%
FHLMC - 5.0%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 23,499	3.500% due 10/1/39	22,701
345,011	2.500% due 12/1/51	293,911
79,363	2.000% due 3/1/52	64,850
1,117,203	4.500% due 9/1/52 - 10/1/52	1,099,031
3,809,769	6.500% due 1/1/53 - 11/1/53	3,955,163
2,432,979	5.000% due 3/1/53 - 6/1/54	2,441,026
1,489,684	6.000% due 12/1/53 - 9/1/54	1,526,617

	Total FHLMC	9,403,299

FNMA - 20.8%
	Federal National Mortgage Association (FNMA):
760,081	4.500% due 9/1/34 - 6/1/52	748,257
275,958	3.500% due 10/1/34 - 6/1/50	261,299
8,022	6.469% (1-Year CMT Index + 2.360%) due 11/1/34(b)	8,337
5,431,987	6.500% due 8/1/37 - 8/1/54	5,633,658
379,468	3.000% due 10/1/49 - 5/1/51	337,869
72,731	4.000% due 6/1/50	70,101
390,772	2.000% due 3/1/52	320,311
7,192,875	6.000% due 4/1/53 - 7/1/54	7,387,405
1,264,197	5.000% due 5/1/53 - 6/1/54	1,264,480
489,380	5.500% due 9/1/53	497,234
344,000	4.000% due 1/1/55(c)	327,550
9,700,000	5.000% due 1/1/55(c)	9,673,334

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
MORTGAGE-BACKED SECURITIES - 33.0% - (continued)
FNMA - 20.8% - (continued)
$ 12,000,000		6.500% due 1/1/55(c)	$12,438,365
		Total FNMA	38,968,200

GNMA - 7.2%
		Government National Mortgage Association II (GNMA):
545		6.000% due 9/20/38	557
4,241,485		3.000% due 11/20/51 - 6/20/52	3,831,669
6,705,360		3.500% due 12/20/52 - 2/20/55	6,157,347
1,200,000		3.000% due 1/20/55(c)	1,082,728
1,800,000		6.500% due 1/20/55(c)	1,852,803
700,000		2.500% due 12/20/55(c)	607,604

		Total GNMA	13,532,708

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost - $61,459,641)	61,904,207

CORPORATE BONDS & NOTES - 11.9%
Australia - 1.0%
2,800,000	AUD	Project Cashmere, Class A1, 4.543% due 12/30/57(a)(f)(l)	1,833,300

Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(a)(b)	206,622

Canada - 1.3%
800,000		Canadian Imperial Bank of Commerce, Covered Notes, 4.876% due 1/14/30(a)	833,060
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	115,631
		Royal Bank of Canada, Senior Unsecured Notes:
400,000		4.969% (SOFR + 1.100%) due 8/2/30(b)	410,718
400,000		4.696% (SOFR + 1.060%) due 8/6/31(b)	406,712
700,000		Toronto-Dominion Bank (The), Covered Notes, 4.814% due 7/16/27(a)	712,391

		Total Canada	2,478,512

Cayman Islands - 0.3%
400,000		Foxconn Far East Ltd., Company Guaranteed Notes, 1.875% due 8/25/28	371,215
200,000		Sands China Ltd., Senior Unsecured Notes, 5.400% due 8/8/28	203,275

		Total Cayman Islands	574,490

Denmark - 0.0%@
		Jyske Realkredit AS, Covered Notes:
31,658	DKK	1.000% due 10/1/50	3,713
446,941	DKK	1.500% due 10/1/53	57,366
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
15	DKK	1.000% due 10/1/50	2
178,227	DKK	1.500% due 10/1/53	22,977

		Total Denmark	84,058

France - 0.7%
400,000		BPCE SA, Senior Non-Preferred Notes, 6.612% (SOFR + 1.980%) due 10/19/27(a)(b)	408,094
800,000		Credit Agricole SA, Senior Non-Preferred Notes, 5.862% (SOFR + 1.740%) due 1/9/36(a)(b)	848,731

		Total France	1,256,825

Germany - 0.2%
400,000		Deutsche Bank AG, Senior Non-Preferred Notes, 2.552% (SOFR + 1.318%) due 1/7/28(b)	392,503

Italy - 0.1%
100,000	EUR	Banca Monte dei Paschi di Siena SpA, Covered Notes, 0.875% due 10/8/26	114,747

Japan - 0.5%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	196,002

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 11.9% - (continued)
Japan - 0.5% - (continued)
$ 500,000		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 5.246% (SOFR + 1.500%) due 7/8/36(b)	$516,762
200,000		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 5.200% due 3/7/29(a)	206,676

		Total Japan	919,440

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(a)	180,698

Switzerland - 0.4%
		UBS Group AG, Senior Unsecured Notes:
250,000		4.282% due 1/9/28(a)	250,409
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(b)	248,529
300,000		4.194% (SOFR + 3.730%) due 4/1/31(a)(b)	297,987

		Total Switzerland	796,925

United Arab Emirates - 0.4%
		Abu Dhabi Developmental Holding Co. PJSC, Senior Unsecured Notes:
200,000		4.500% due 5/6/30(a)	202,500
500,000		4.375% due 10/2/31(a)	500,707

		Total United Arab Emirates	703,207

United Kingdom - 2.2%
		Barclays PLC, Senior Unsecured Notes:
800,000		6.496% (SOFR + 1.880%) due 9/13/27(b)	813,788
400,000	EUR	4.918% (EUR Swap Rate + 1.750%) due 8/8/30(b)	494,093
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month Term SOFR + 1.808%) due 3/13/28(b)	199,667
300,000		Lloyds Banking Group PLC, Senior Unsecured Notes, 5.721% (1-Year CMT Index + 1.070%) due 6/5/30(b)	314,847
300,000		Nationwide Building Society, Senior Non-Preferred Notes, 2.972% (SOFR + 1.290%) due 2/16/28(a)(b)	295,783
500,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 6.534% (SOFR + 2.600%) due 1/10/29(b)	523,147
900,000		Standard Chartered PLC, Senior Unsecured Notes, 6.750% (1-Year CMT Index + 1.850%) due 2/8/28(a)(b)	926,087
500,000	EUR	Vmed O2 UK Financing I PLC, Senior Secured Notes, 5.625% due 4/15/32(a)	589,026

		Total United Kingdom	4,156,438

United States - 4.6%
		Athene Global Funding:
500,000		Secured Notes, 4.835% (SOFR + 0.750%) due 7/16/26(a)(b)	501,109
300,000		Senior Secured Notes, 5.516% due 3/25/27(a)	304,421
		Bank of America Corp., Senior Unsecured Notes:
500,000		5.202% (SOFR + 1.630%) due 4/25/29(b)	512,857
700,000		1.898% (SOFR + 1.530%) due 7/23/31(b)	631,215
600,000		5.511% (SOFR + 1.310%) due 1/24/36(b)	633,487
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(a)	146,880
100,000		Goldman Sachs Bank USA, Senior Unsecured Notes, 5.283% (SOFR + 0.777%) due 3/18/27(b)	100,323
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
400,000		6.484% (SOFR + 1.770%) due 10/24/29(b)	425,354
600,000		5.727% (SOFR + 1.265%) due 4/25/30(b)	628,522
500,000		5.851% (SOFR + 1.552%) due 4/25/35(b)	537,148
400,000		5.330% (SOFR + 1.550%) due 7/23/35(b)	415,260
		JPMorgan Chase & Co., Senior Unsecured Notes:
600,000		4.603% (SOFR + 1.040%) due 10/22/30(b)	609,972
400,000		5.502% (SOFR + 1.315%) due 1/24/36(b)	422,714
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, 0.000% due 5/25/49*(f)(g)	780
600,000		Lincoln Financial Global Funding, Secured Notes, 5.300% due 1/13/30(a)	621,278
200,000		PacifiCorp, 1st Mortgage Notes, 5.300% due 2/15/31	206,650

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 11.9% - (continued)
United States - 4.6% - (continued)
		Philip Morris International Inc., Senior Unsecured Notes:
$ 200,000		4.875% due 2/13/29	$204,723
300,000	EUR	3.250% due 6/6/32	345,843
200,000		5.250% due 2/13/34	207,748
		Wells Fargo & Co., Senior Unsecured Notes:
600,000		4.808% (SOFR + 1.980%) due 7/25/28(b)	606,584
500,000	EUR	3.900% (3-Month EURIBOR + 1.220%) due 7/22/32(b)	599,134

		Total United States	8,662,002

		TOTAL CORPORATE BONDS & NOTES
		(Cost - $21,863,222)	22,359,767

COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0%
Asset-Backed Securities - 1.4%
254,463		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 4.969% (1-Month Term SOFR + 1.014%) due 8/25/35(b)	255,673
295,397		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 4.549% (1-Month Term SOFR + 0.594%) due 5/25/35(b)	272,482
119,256		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 4.519% (1-Month Term SOFR + 0.564%) due 3/25/37(a)(b)	120,375
		Countrywide Asset-Backed Certificates:
188,977		Series 2007-9, Class 2A4, 4.319% (1-Month Term SOFR + 0.364%) due 2/25/36(b)	185,030
30,957		Series 2007-12, Class 1A1, 4.809% (1-Month Term SOFR + 0.854%) due 8/25/47(b)	30,683
217,620		Series 2007-13, Class 1A, 4.909% (1-Month Term SOFR + 0.954%) due 10/25/47(b)	213,063
120,850		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	17,059
262,019		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 5.119% (1-Month Term SOFR + 1.164%) due 5/25/37(a)(b)	260,857
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 4.609% (1-Month Term SOFR + 0.654%) due 5/25/36(b)	392,090
45,081		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 4.209% (1-Month Term SOFR + 0.254%) due 3/25/37(b)	41,762
791,949		Soundview Home Loan Trust, Series 2006-3, Class A4, 4.569% (1-Month Term SOFR + 0.614%) due 11/25/36(b)	761,843

		Total Asset-Backed Securities	2,550,917

Mortgage Securities - 7.6%
145,404	GBP	ALBA PLC, Series 2007-1, Class A3, 4.277% (Sterling Overnight Index Average + 0.289%) due 3/17/39(b)	189,657
4,187		Banc of America Funding Trust, Series 2006-A, Class 1A1, 5.800% due 2/20/36(b)	4,004
		Bear Stearns Adjustable Rate Mortgage Trust:
1,296		Series 2003-5, Class 1A2, 5.033% due 8/25/33(b)	1,274
1,218		Series 2003-7, Class 6A, 5.744% due 10/25/33(b)	1,184
4,331		Series 2004-2, Class 22A, 6.811% due 5/25/34(b)	4,239
1,428		Series 2004-2, Class 23A, 4.000% due 5/25/34(b)	1,301
25,071		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 5.663% due 1/26/36(b)	17,778
580,141		Chase Home Lending Mortgage Trust, Series 2025-RPL1, Class A1A, 3.375% due 4/25/65(a)(b)	529,915
		Countrywide Alternative Loan Trust:
2,758		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,080
16,428		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	7,374
32,788		Series 2007-11T1, Class A12, 4.419% (1-Month Term SOFR + 0.464%) due 5/25/37(b)	9,966
25,376		Series 2007-7T2, Class A9, 6.000% due 4/25/37	10,381
		Countrywide Home Loan Mortgage Pass-Through Trust:
34,428		Series 2005-2, Class 1A1, 4.709% (1-Month Term SOFR + 0.754%) due 3/25/35(b)	32,070
424		Series 2005-3, Class 2A1, 4.649% (1-Month Term SOFR + 0.694%) due 4/25/35(b)	416
32,666		Series 2005-9, Class 1A3, 4.529% (1-Month Term SOFR + 0.574%) due 5/25/35(b)	29,236
10,894		Series 2005-11, Class 3A1, 3.649% due 4/25/35(b)	7,835
4,300		Series 2005-HYB9, Class 3A2A, 6.224% (1-Year Term SOFR + 2.465%) due 2/20/36(b)	3,856
490,277		Series 2007-4, Class 1A47, 6.000% due 5/25/37	202,269
91,937		Series 2007-19, Class 2A1, 6.500% due 11/25/47	44,362

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
Mortgage Securities - 7.6% - (continued)
		Credit Suisse Commercial Mortgage Capital Trust:
$ 34,400		Series 2007-5R, Class A5, 6.500% due 7/26/36	$7,208
68,078		Series 2021-INV1, Class A3, 2.500% due 7/25/56(a)(b)	57,452
333,948		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.569% (1-Month Term SOFR + 1.614%) due 10/25/47(b)	262,712
18,100	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.257% (Sterling Overnight Index Average + 0.269%) due 6/15/44(b)	23,906
90,400	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.057% (Sterling Overnight Index Average + 1.069%) due 6/13/45(b)	119,516
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
2,265		Series 2391, Class FJ, 4.757% (30-Day Average SOFR + 0.614%) due 4/15/28(b)	2,265
12,804		Series 2614, Class SJ, 7.957% (19.348% - 2.75% x 30-Day Average SOFR) due 5/15/33(d)	14,751
45,579		Series 4579, Class FD, 4.779% (30-Day Average SOFR + 0.464%) due 1/15/38(b)	44,984
45,579		Series 4579, Class SD, 1.671% due 1/15/38(b)(e)	2,333
757,725		Series 5513, Class MF, 5.012% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	759,671
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
4,907		Series T-35, Class A, 4.466% (30-Day Average SOFR + 0.394%) due 9/25/31(b)	4,895
12,975		Series T-62, Class 1A1, 5.278% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(b)	11,960
3,022		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,048
17,762		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	18,571
		Federal National Mortgage Association (FNMA), REMICS:
3,005		Series 2003-34, Class A1, 6.000% due 4/25/43	3,050
3,246		Series 2006-48, Class TF, 4.586% (30-Day Average SOFR + 0.514%) due 6/25/36(b)	3,224
37,335		Series 2009-104, Class FA, 4.986% (30-Day Average SOFR + 0.914%) due 12/25/39(b)	37,595
750,025		Series 2024-90, Class FA, 5.572% (30-Day Average SOFR + 1.500%) due 12/25/54(b)	755,734
382,283		Series 2025-6, Class GF, 5.472% (30-Day Average SOFR + 1.400%) due 2/25/55(b)	384,399
747,511		GCAT Trust, Series 2023-NQM4, Class A1, 4.250% due 5/25/67(a)(b)	719,613
6,357		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.724% due 11/19/35(b)	5,592
		Government National Mortgage Association (GNMA):
47,701		Series 2016-H15, Class FA, 5.020% (1-Month Term SOFR + 0.914%) due 7/20/66(b)	47,840
2,226		Series 2017-121, Class PE, 3.000% due 7/20/46	2,196
472,766		Series 2024-H07, Class JF, 4.889% (30-Day Average SOFR + 0.790%) due 4/20/74(b)	474,025
712,161		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(a)(b)	599,231
		GS Mortgage-Backed Securities Trust:
72,346		Series 2021-GR3, Class A2, 2.500% due 4/25/52(a)(b)	60,874
73,447		Series 2021-INV1, Class A2, 2.500% due 12/25/51(a)(b)	61,892
		GSR Mortgage Loan Trust:
1,265		Series 2003-1, Class A2, 5.880% (1-Year CMT Index + 1.750%) due 3/25/33(b)	1,277
27,783		Series 2005-AR7, Class 2A1, 4.972% due 11/25/35(b)	26,912
		Harborview Mortgage Loan Trust:
7,925		Series 2005-2, Class 2A1A, 4.513% (1-Month Term SOFR + 0.554%) due 5/19/35(b)	7,746
10,217		Series 2005-3, Class 2A1A, 4.553% (1-Month Term SOFR + 0.594%) due 6/19/35(b)	10,074
36,369		Series 2006-SB1, Class A1A, 4.928% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(b)	34,087
51,303		Series 2007-1, Class 2A1A, 4.333% (1-Month Term SOFR + 0.374%) due 3/19/37(b)	48,367
		JP Morgan Mortgage Trust:
558		Series 2003-A2, Class 3A1, 5.871% due 11/25/33(b)	542
316		Series 2005-A1, Class 6T1, 5.560% due 2/25/35(b)	309
298,575		Series 2021-10, Class A3, 2.500% due 12/25/51(a)(b)	251,602
862,273		Series 2021-INV4, Class A2, 3.000% due 1/25/52(a)(b)	757,148
713,478		Series 2021-INV8, Class A2, 3.000% due 5/25/52(a)(b)	628,719
548,714		Series 2022-INV1, Class A3, 3.000% due 3/25/52(a)(b)	483,173

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
Mortgage Securities - 7.6% - (continued)
$ 691,818		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(a)(b)	$632,754
228,828	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.268% (Sterling Overnight Index Average + 0.279%) due 1/1/61(b)	296,952
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(a)	287,693
1,272		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 6.199% due 2/25/33(b)	1,200
		MFA Trust:
48,907		Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	47,979
307,732		Series 2023-NQM4, Class A1, step bond to yield, 6.105% due 12/25/68(a)	309,945
		New Residential Mortgage Loan Trust:
110,222		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	106,881
119,533		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(a)(b)	115,498
248,693	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.267% (Sterling Overnight Index Average + 0.279%) due 12/1/50(b)	323,316
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.168% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	398,837
794,666		OBX Trust, Series 2024-HYB1, Class A1, 3.631% due 3/25/53(a)(b)	794,006
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 5.023% (1-Month Term SOFR + 1.064%) due 1/15/36(a)(b)	288,628
179,312		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 5.843% due 9/25/51(a)	179,540
299,566		PRKCM Trust, Series 2023-AFC4, Class A1, step bond to yield, 7.225% due 11/25/58(a)	304,062
332,271		PRPM Trust, Series 2023-NQM3, Class A1, step bond to yield, 6.221% due 11/25/68(a)	335,115
		RALI Trust:
62,540		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	51,863
40,184		Series 2007-QO2, Class A1, 4.219% (1-Month Term SOFR + 0.264%) due 2/25/47(b)	12,219
		Residential Asset Securitization Trust:
13,319		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	4,721
36,573		Series 2006-R1, Class A2, 4.469% (1-Month Term SOFR + 0.514%) due 1/25/46(b)	9,807
113,134	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.267% (Sterling Overnight Index Average + 0.279%) due 12/15/43(b)	147,275
		RMAC Securities No 1 PLC:
214,144	GBP	Series 2006-NS3X, Class A2A, 4.257% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	278,016
112,244	GBP	Series 2006-NS1X, Class A2A, 4.257% (Sterling Overnight Index Average + 0.269%) due 6/12/44(b)	146,642
		Structured Adjustable Rate Mortgage Loan Trust:
1,237		Series 2004-1, Class 4A1, 6.335% due 2/25/34(b)	1,200
438		Series 2004-4, Class 3A2, 6.091% due 4/25/34(b)	435
17,539		Series 2004-19, Class 2A1, 5.478% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(b)	16,365
		Structured Asset Mortgage Investments II Trust:
16,746		Series 2005-AR2, Class 2A1, 4.529% (1-Month Term SOFR + 0.574%) due 5/25/45(b)	16,146
18,329		Series 2005-AR8, Class A1A, 4.629% (1-Month Term SOFR + 0.674%) due 2/25/36(b)	15,766
15,709		Series 2006-AR5, Class 1A1, 4.489% (1-Month Term SOFR + 0.534%) due 5/25/36(b)	11,216
82,554		Series 2007-AR4, Class A3, 4.509% (1-Month Term SOFR + 0.554%) due 9/25/47(b)	75,005
45,158		Series 2007-AR6, Class A1, 5.578% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(b)	39,224
39,788		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 4.349% (1-Month Term SOFR + 0.394%) due 1/25/36(a)(b)	33,456
336,062	GBP	Towd Point Mortgage Funding Granite 6 PLC, Series 2024-GR6A, Class A1, 4.916% (Sterling Overnight Index Average + 0.925%) due 7/20/53(a)(b)	445,513
		Towd Point Mortgage Trust:
374,739		Series 2019-4, Class A1, 2.900% due 10/25/59(a)(b)	361,788
88,219		Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	85,291
77,760		UWM Mortgage Trust, Series 2021-INV5, Class A12, 3.000% due 1/25/52(a)(b)	68,232
		WaMu Mortgage Pass-Through Certificates Trust:
2,388		Series 2002-AR9, Class 1A, 5.478% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(b)	2,344
831		Series 2003-AR5, Class A7, 5.736% due 6/25/33(b)	832
27,913		Series 2003-AR9, Class 2A, 5.700% due 9/25/33(b)	27,321
73,541		Series 2004-AR1, Class A, 6.183% due 3/25/34(b)	75,023

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.0% - (continued)
Mortgage Securities - 7.6% - (continued)
$ 9,447		Series 2005-AR13, Class A1A1, 4.649% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	$9,225
18,201		Series 2006-AR10, Class 2A1, 4.153% due 9/25/36(b)	15,608
28,178		Series 2006-AR13, Class 2A, 5.578% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(b)	27,141
13,787		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 5.018% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(b)	8,646
34,337		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 5.991% due 12/25/32(b)	34,109

		Total Mortgage Securities	14,280,525

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $17,941,085)	16,831,442

U.S. GOVERNMENT OBLIGATIONS - 7.6%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40	132,508
1,100,000		1.875% due 2/15/41	784,180
975,000		4.125% due 8/15/44	914,405
300,000		3.000% due 2/15/48(h)	229,242
175,000		3.000% due 8/15/48	133,034
800,000		3.375% due 11/15/48	649,531
400,000		2.250% due 8/15/49	258,250
350,000		2.375% due 11/15/49(h)	231,533
3,900,000		4.500% due 11/15/54(i)	3,788,942
1,900,000		4.625% due 2/15/55(i)	1,884,488
		U.S. Treasury Inflation Indexed Notes:
1,316,760		0.500% due 1/15/28(j)	1,296,555
1,090,665		0.125% due 7/15/31	1,019,181
820,197		0.125% due 1/15/32	756,590
111,789		0.625% due 7/15/32(h)	105,993
1,526,546		1.125% due 1/15/33	1,481,300
		U.S. Treasury Notes:
200,000		4.000% due 2/29/28(h)	202,180
400,000		4.375% due 5/15/34(h)	413,633

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $14,897,416)	14,281,545

COLLATERALIZED LOAN OBLIGATIONS - 5.2%
Commercial MBS - 0.1%
170,118		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 5.592% (30-Day Average SOFR + 1.450%) due 1/15/37(a)(b)	170,150
113,230		BDS Ltd., Series 2021-FL10, Class A, 5.423% (1-Month Term SOFR + 1.464%) due 12/16/36(a)(b)	113,217

		Total Commercial MBS	283,367

Other ABS - 5.1%
500,000		Bain Capital Credit CLO Ltd., Series 2020-2A, Class ARR, 5.124% (3-Month Term SOFR + 1.240%) due 7/19/34(a)(b)	500,689
119,207		BlueMountain CLO Ltd., Series 2016-3A, Class A1R2, 5.052% (3-Month Term SOFR + 1.200%) due 11/15/30(a)(b)	119,268
299,462	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 2.835% (3-Month EURIBOR + 0.820%) due 7/22/32(a)(b)	346,357
141,798	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 2.736% (3-Month EURIBOR + 0.670%) due 1/31/30(a)(b)	164,365
123,655	EUR	Cairn CLO X DAC, Series 2018-10A, Class AR, 2.789% (3-Month EURIBOR + 0.780%) due 10/15/31(a)(b)	143,514
600,000		Carlyle Global Market Strategies CLO Ltd., Series 2016-3A, Class ARRR, 4.974% (3-Month Term SOFR + 1.090%) due 7/20/34(a)(b)	600,299
391,416		CarVal CLO I Ltd., Series 2018-1A, Class AR, 5.124% (3-Month Term SOFR + 1.230%) due 7/16/31(a)(b)	391,934
62,252		CIFC Funding Ltd., Series 2017-4A, Class A1R, 5.077% (3-Month Term SOFR + 1.212%) due 10/24/30(a)(b)	62,296
417,172	EUR	CVC Cordatus Opportunity Loan Fund DAC, Series 1A, Class AR, 2.904% (3-Month EURIBOR + 0.840%) due 8/15/33(a)(b)	482,755
164,582	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 2.686% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	190,801
600,000		Dryden 43 Senior Loan Fund, Series 2016-43A, Class AR3, 4.954% (3-Month Term SOFR + 1.070%) due 4/20/34(a)(b)	600,028

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED LOAN OBLIGATIONS - 5.2% - (continued)
Other ABS - 5.1% - (continued)
$ 99,793		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 5.186% (3-Month Term SOFR + 1.282%) due 4/15/31(a)(b)	$99,845
500,000		Elevation CLO Ltd., Series 2018-3A, Class A1R2, 5.158% (3-Month Term SOFR + 1.300%) due 1/25/35(a)(b)	499,262
280,943		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.256% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	281,242
500,000	EUR	Grosvenor Place CLO DAC, Series 2024-2A, Class A, 3.249% (3-Month EURIBOR + 1.240%) due 1/15/39(a)(b)	580,107
900,000	EUR	Hayfin Emerald CLO XIV DAC, Series 14-A, Class A, 3.225% (3-Month EURIBOR + 1.210%) due 1/22/39(a)(b)	1,043,624
500,000		ICG U.S. CLO Ltd., Series 2021-3A, Class AR, 5.034% (3-Month Term SOFR + 1.150%) due 10/20/34(a)(b)	499,999
700,000		Jamestown CLO XVI Ltd., Series 2021-16A, Class AR, 4.978% (3-Month Term SOFR + 1.120%) due 7/25/34(a)(b)	700,027
267,760		Northwoods Capital XII-B Ltd., Series 2018-12BA, Class AR, 5.228% (3-Month Term SOFR + 1.190%) due 6/15/31(a)(b)	267,621
500,000	EUR	Palmer Square European Loan Funding DAC, Series 2025-3A, Class A, 3.047% (3-Month EURIBOR + 0.930%) due 7/15/35(a)(b)	579,119
500,000	EUR	Providus CLO II DAC, Series 2A, Class ARR, 3.169% (3-Month EURIBOR + 1.160%) due 10/15/38(a)(b)	581,316
300,000	EUR	Rockford Tower Europe CLO DAC, Series 2018-1A, Class A1RR, 3.326% (3-Month EURIBOR + 1.260%) due 8/29/36(a)(b)	348,109
425,945	EUR	St Pauls CLO, Series 11A, Class AR, 2.866% (3-Month EURIBOR + 0.850%) due 1/17/32(a)(b)	494,363

		Total Other ABS	9,576,940

		TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $9,633,322)	9,860,307

ASSET-BACKED SECURITIES - 0.1%
Student Loans - 0.1%
14,483		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 5.525% (90-Day Average SOFR + 1.212%) due 4/25/38(b)	14,498
196,634		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 5.592% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	198,619

		TOTAL ASSET-BACKED SECURITIES (Cost - $211,117)	213,117

MUNICIPAL BOND - 0.1%
Arizona - 0.1%
200,000		Maricopa County Industrial Development Authorities, Revenue Bonds, 7.375% due 10/1/29(a) (Cost - $200,000)	210,460

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $214,326,966)	205,588,544

SHORT-TERM INVESTMENTS - 5.6%
COMMERCIAL PAPERS - 0.9%
250,000		Canadian Natural Resources Ltd., 4.192% due 12/8/25(a)(k)	249,797
250,000		Enbridge US Inc., 4.165% due 12/22/25(a)(k)	249,395
1,200,000		Oracle Corp., 4.274% due 1/16/26(a)(k)	1,193,529

		TOTAL COMMERCIAL PAPERS (Cost - $1,692,721)	1,692,721

TIME DEPOSITS - 4.7%
115,115	AUD	ANZ National Bank - Hong Kong, 2.300% due 12/1/25	75,372
		BBH - New York:
18,422	DKK	0.600% due 12/1/25	2,860
5,434	SEK	0.660% due 12/1/25	575
57,393	NZD	1.100% due 12/1/25	32,915
581,889	NOK	2.720% due 12/1/25	57,476
4,828	ZAR	4.580% due 12/1/25	282
1,132	CHF	BNP Paribas - Paris, (0.300)% due 12/1/25	1,408
		Citibank - London:
475,371	EUR	0.880% due 12/1/25	551,264
2,105,699	GBP	2.910% due 12/1/25	2,786,366
3,126,533		Citibank - New York, 3.220% due 12/1/25	3,126,533
452	HKD	HSBC Bank - Hong Kong, 0.980% due 12/1/25	58

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 5.6% - (continued)
TIME DEPOSITS - 4.7% - (continued)
143,872	SGD	HSBC Bank - Singapore, 0.350% due 12/1/25	$111,021
90,551	CAD	Royal Bank of Canada - Toronto, 1.080% due 12/1/25	64,770
		Sumitomo Mitsui Banking Corp. - Tokyo:
77,384,181	JPY	0.120% due 12/1/25	495,386
$ 1,549,659		3.220% due 12/1/25	1,549,659

		TOTAL TIME DEPOSITS (Cost - $8,855,945)	8,855,945

		TOTAL SHORT-TERM INVESTMENTS (Cost - $10,548,666)	10,548,666

		TOTAL INVESTMENTS IN SECURITIES (Cost - $224,875,632)	216,137,210

		TOTAL INVESTMENTS IN PURCHASED OPTIONS - 0.0%@ (Cost - $57,196)	53,490

		TOTAL INVESTMENTS - 115.1% (Cost - $224,932,828)	216,190,700

		Liabilities in Excess of Other Assets - (15.1)%	(28,337,648)

		TOTAL NET ASSETS - 100.0%	$187,853,052

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $54,694,658 and represents 29.1% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(c)	This security is traded on a TBA basis (see Note 1).
(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of November 30, 2025.
(e)	Interest only security.
(f)	Illiquid security.
(g)	Security is currently in default.
(h)	All or a portion of this security is held at the broker as collateral for open over-the-counter (“OTC”) swap contracts.
(i)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	Rate shown represents yield-to-maturity.
(l)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At November 30, 2025, for International Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$224,932,828	$10,961,360	$ (18,328,882)	$(7,367,522)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MBS	—	Mortgage-Backed Security
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	37.0%
Mortgage-Backed Securities	28.7
Corporate Bonds & Notes	10.3
Collateralized Mortgage Obligations	7.8
U.S. Government Obligations	6.6
Collateralized Loan Obligations	4.5
Asset-Backed Securities	0.1
Municipal Bond	0.1
Purchased Options	0.0 *
Short-Term Investments	4.9

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following Options Contracts Purchased:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
372,000	141,879,789	CZK	OTC Euro vs Czech Koruna, Put	BOA	3/11/26	CZK	24.20	$2,617
1,287,127	31,122,553	CZK	OTC Euro vs Czech Koruna, Put	JPM	3/5/26	CZK	24.20	8,812
294,000	112,130,801	HUF	OTC Euro vs Hungarian Forint, Put	BOA	2/13/26	HUF	382.00	2,388
272,000	103,740,061	HUF	OTC Euro vs Hungarian Forint, Put	JPM	2/20/26	HUF	380.00	1,668
45,500	$ 52,764		OTC Euro vs U.S. Dollar, Put	GSC	12/17/25		$1.10	55
45,500	52,764		OTC Euro vs U.S. Dollar, Put	HSBC	12/23/25		$1.10	81
900,000	4,802,625	BRL	OTC U.S. Dollar vs Brazilian Real, Put	BOA	2/5/26	BRL	5.40	14,220
435,000	2,321,269	BRL	OTC U.S. Dollar vs Brazilian Real, Put	GSC	12/10/25	BRL	5.48	10,580
103,000	103,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.80	92
198,000	198,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.80	184
422,000	422,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.80	377
379,000	379,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.80	338
661,000	661,000		OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.80	613
717,000	1,052,556,000	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	2/11/26	KRW	1,419.00	3,496
717,000	1,052,556,000	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	2/11/26	KRW	1,417.00	3,299
459,000	673,812,000	KRW	OTC U.S. Dollar vs Korean Won, Put	BOA	2/12/26	KRW	1,419.00	2,295
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Call	BOA	11/5/26	SGD	1.32	2,375

			TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $57,196)					$53,490

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following Options Contracts Written:

Currency Options

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Strike Price		Value
900,000	4,802,625	BRL	OTC U.S. Dollar vs Brazilian Real, Call	BOA	2/5/26	BRL	5.69	$6,248
435,000	2,321,269	BRL	OTC U.S. Dollar vs Brazilian Real, Call	GSC	12/10/25	BRL	5.80	61
900,000	$ 900,000		OTC U.S. Dollar vs Brazilian Real, Put	BOA	2/5/26	BRL	5.16	1,533
435,000	435,000		OTC U.S. Dollar vs Brazilian Real, Put	GSC	12/10/25	BRL	5.28	487
103,000	801,917	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	GSC	8/14/26	HKD	7.85	53
198,000	198,000	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/24/26	HKD	7.85	107
422,000	3,285,523	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/14/26	HKD	7.85	218
379,000	2,950,742	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	HSBC	8/14/26	HKD	7.85	196
661,000	661,000	HKD	OTC U.S. Dollar vs Hong Kong Dollar, Call	BOA	8/24/26	HKD	7.85	358
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	BOA	2/11/26	KRW	1,382.00	1,139
717,000	717,000		OTC U.S. Dollar vs Korean Won, Put	BOA	2/11/26	KRW	1,380.00	1,071
459,000	459,000		OTC U.S. Dollar vs Korean Won, Put	BOA	2/12/26	KRW	1,383.00	777
462,000	462,000		OTC U.S. Dollar vs Singapore Dollar, Put	BOA	11/5/26	SGD	1.24	3,672

			Total Currency Options					$15,920

Interest Rate Swaptions

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
700,000	$28,840	OTC 10-Year Swaption, SOFR, Call	BNP	12/8/25	3.480%	$357
700,000	28,840	OTC 10-Year Swaption, SOFR, Call	GSC	12/17/25	3.545%	2,148
700,000	28,840	OTC 10-Year Swaption, SOFR, Put	BNP	12/8/25	3.780%	181
700,000	28,840	OTC 10-Year Swaption, SOFR, Put	GSC	12/17/25	3.845%	417

		Total Interest Rate Swaptions				$3,103

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $35,486)				$19,023

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amount†		Security	Value
1,954,511	GBP	BNP Paribas SA, 4.220% due 12/5/25	$2,586,307
		Deutsche Bank Securities Inc.:
$ 1,914,250		4.180% due 12/1/25	1,914,250
293,250		4.200% due 12/5/25	293,250

		TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds — $4,796,738)	$4,793,807

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2025, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $1,362,736 and 4.210%, respectively.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amount†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 12/1/40(a)	$1,941,952
18,050,000	2.000% due 12/1/55(a)	14,691,489
700,000	2.500% due 1/1/56(a)	595,819
2,500,000	3.000% due 1/1/56(a)	2,220,917
300,000	3.500% due 1/1/56(a)	277,430
1,963,000	4.500% due 1/1/56(a)	1,920,255
700,000	5.500% due 12/1/55(a)	708,934
365,000	6.000% due 1/1/56(a)	373,676

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $22,684,328)	$22,730,472

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond Futures	54	12/25	$3,789,609	$3,743,437	$(46,172)
Canada Government 10-Year Bond Futures	82	3/26	7,162,643	7,210,815	48,172
Euro-BTP Futures	134	12/25	18,450,367	18,860,060	409,693
Euro-BTP Futures	41	3/26	5,757,743	5,758,253	510
Euro-Buxl 30-Year Bond Futures	11	12/25	1,427,158	1,451,650	24,492
Euro-OAT Futures	23	12/25	3,212,057	3,276,649	64,592
Euro-Schatz Note Futures	53	12/25	6,581,292	6,574,839	(6,453)
U.S. Treasury 5-Year Note Futures	46	3/26	5,031,248	5,049,219	17,971
U.S. Treasury 10-Year Note Futures	17	3/26	1,916,352	1,926,844	10,492
U.S. Ultra Long Bond Futures	78	3/26	9,004,316	9,063,844	59,528
United Kingdom Treasury 10-Year Gilt Futures	98	3/26	11,763,994	11,875,956	111,962

					694,787

Contracts to Sell:
Australian Government 10-Year Bond Futures	120	12/25	8,922,332	8,780,919	141,413
Euro-Bobl Futures	30	3/26	4,072,262	4,068,284	3,978
Euro-Bund Futures	27	3/26	4,049,544	4,045,636	3,908
Japan Government 10-Year Bond Futures	13	12/25	11,409,560	11,245,695	163,865
U.S. Treasury 2-Year Note Futures	35	3/26	7,302,969	7,310,079	(7,110)
U.S. Treasury Long Bond Futures	1	3/26	116,188	117,438	(1,250)
U.S. Treasury Ultra Long Bond Futures	29	3/26	3,475,461	3,507,188	(31,727)

					273,077

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$967,864

At November 30, 2025, International Fixed Income Fund had deposited cash of $1,550,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	2,475,476	USD	1,608,601	BNP	$1,620,817	12/2/25	$12,216
Australian Dollar	2,769,178	USD	1,788,687	WFB	1,813,119	12/2/25	24,432
Brazilian Real	192,189	USD	36,032	BNP	36,015	12/2/25	(17)
Brazilian Real	594,792	USD	110,000	BNP	111,463	12/2/25	1,463
Brazilian Real	1,297,032	USD	240,000	BOA	243,061	12/2/25	3,061
Brazilian Real	18,337,241	USD	3,437,932	GSC	3,436,354	12/2/25	(1,578)
Brazilian Real	507,686	USD	92,283	GSC	93,208	3/3/26	925
Brazilian Real	1,357,353	USD	246,357	GSC	250,630	2/3/26	4,273
Brazilian Real	18,214,441	USD	3,287,271	GSC	3,344,042	3/3/26	56,771
Brazilian Real	661,069	USD	122,511	SCB	123,883	12/2/25	1,372
Brazilian Real	17,867,708	USD	3,300,949	SOG	3,348,364	12/2/25	47,415
British Pound	1,918,000	USD	2,531,840	BCLY	2,537,990	1/14/26	6,150
British Pound	215,000	USD	282,018	BOA	284,499	12/2/25	2,481
British Pound	203,000	USD	265,056	SOG	268,620	12/2/25	3,564
British Pound	6,637,189	USD	8,715,957	WFB	8,782,662	12/2/25	66,705
Canadian Dollar	4,813,015	USD	3,412,276	HSBC	3,442,663	12/2/25	30,387
Canadian Dollar	264,000	USD	187,191	JPM	188,835	12/2/25	1,644
Chinese Offshore Renminbi	1,416,000	USD	200,305	HSBC	200,554	12/19/25	249
Chinese Offshore Renminbi	14,501,000	USD	2,051,161	UBS	2,053,835	12/19/25	2,674
Chinese Onshore Renminbi	474,003	USD	66,938	BNP	67,020	12/8/25	82
Chinese Onshore Renminbi	453,417	USD	64,191	BNP	64,336	2/3/26	145
Chinese Onshore Renminbi	730,143	USD	103,443	BNP	103,641	2/11/26	198
Chinese Onshore Renminbi	2,643,115	USD	373,516	BNP	373,820	12/12/25	304
Chinese Onshore Renminbi	2,404,862	USD	339,622	BNP	339,932	12/4/25	310
Chinese Onshore Renminbi	1,231,945	USD	174,410	BNP	174,870	2/11/26	460
Chinese Onshore Renminbi	2,873,681	USD	405,910	BNP	406,372	12/10/25	462
Chinese Onshore Renminbi	3,137,206	USD	444,263	BNP	445,272	2/9/26	1,009
Chinese Onshore Renminbi	2,874,256	USD	406,957	BNP	407,991	2/11/26	1,034
Chinese Onshore Renminbi	95,093	USD	13,465	BOA	13,490	1/30/26	25
Chinese Onshore Renminbi	112,618	USD	15,966	BOA	16,002	3/4/26	36
Chinese Onshore Renminbi	61,320	USD	8,659	DUB	8,668	12/4/25	9
Chinese Onshore Renminbi	890,979	USD	126,287	GSC	126,484	2/13/26	197
Chinese Onshore Renminbi	2,454,051	USD	348,562	JPM	347,865	1/16/26	(697)
Chinese Onshore Renminbi	339,024	USD	48,000	SCB	48,092	1/29/26	92

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Chinese Onshore Renminbi	735,020	USD	104,000	SCB	$104,167	1/12/26	$167
Danish Krone	6,613,975	USD	1,026,362	BCLY	1,029,932	1/14/26	3,570
Danish Krone	3,985,750	USD	621,108	BOA	618,896	12/2/25	(2,212)
Danish Krone	2,646,808	USD	413,009	JPM	410,989	12/2/25	(2,020)
Egyptian Pound	760,283	USD	15,570	BOA	15,738	12/29/25	168
Egyptian Pound	1,219,365	USD	23,700	DUB	23,929	4/16/26	229
Egyptian Pound	1,552,642	USD	31,430	DUB	31,678	1/27/26	248
Egyptian Pound	353,841	USD	6,986	DUB	7,403	12/8/25	417
Egyptian Pound	963,680	USD	19,000	DUB	20,224	12/2/25	1,224
Egyptian Pound	202,280	USD	4,000	GSC	4,232	12/8/25	232
Egyptian Pound	453,722	USD	8,900	HSBC	8,762	5/20/26	(138)
Egyptian Pound	881,100	USD	18,000	HSBC	17,985	1/26/26	(15)
Egyptian Pound	630,500	USD	13,000	HSBC	13,006	1/5/26	6
Egyptian Pound	353,975	USD	6,979	HSBC	7,402	12/9/25	423
Egyptian Pound	1,503,040	USD	30,800	HSBC	31,335	12/15/25	535
Egyptian Pound	1,959,105	USD	39,300	HSBC	40,110	1/20/26	810
Egyptian Pound	935,232	USD	19,200	JPM	19,224	1/12/26	24
Egyptian Pound	4,415,400	USD	90,000	SOG	89,086	2/18/26	(914)
Egyptian Pound	493,000	USD	10,000	SOG	9,917	2/24/26	(83)
Egyptian Pound	201,597	USD	4,100	SOG	4,057	2/23/26	(43)
Egyptian Pound	1,572,970	USD	32,200	SOG	32,793	12/15/25	593
Euro	80,000	USD	92,989	BNP	92,772	12/2/25	(217)
Euro	155,000	USD	179,615	JPM	179,746	12/2/25	131
Euro	24,528,994	USD	28,330,988	SOG	28,445,053	12/2/25	114,065
Hungarian Forint	18,544,107	USD	55,838	BNP	56,326	12/17/25	488
Hungarian Forint	13,170,286	USD	39,787	UBS	40,003	12/17/25	216
Indian Rupee	99,767,307	USD	1,120,686	BNP	1,112,650	1/30/26	(8,036)
Indian Rupee	15,250,544	USD	172,000	BNP	170,484	12/22/25	(1,516)
Indian Rupee	2,659,380	USD	30,000	BOA	29,740	12/15/25	(260)
Indian Rupee	2,679,450	USD	30,000	BOA	29,939	12/31/25	(61)
Indian Rupee	36,342,694	USD	408,377	DUB	405,310	1/30/26	(3,067)
Indian Rupee	18,985,899	USD	213,004	DUB	211,739	1/30/26	(1,265)
Indian Rupee	23,047,960	USD	260,000	GSC	257,651	12/22/25	(2,349)
Indian Rupee	2,679,570	USD	30,000	GSC	29,940	12/31/25	(60)
Indian Rupee	19,519,479	USD	219,187	JPM	217,690	1/30/26	(1,497)
Indonesian Rupiah	2,034,564,650	USD	122,234	BNP	122,144	12/17/25	(90)
Indonesian Rupiah	3,064,658,320	USD	183,966	BNP	183,986	12/17/25	20
Indonesian Rupiah	2,487,313,944	USD	147,841	BNP	149,325	12/17/25	1,484
Indonesian Rupiah	1,516,874,983	USD	90,698	BOA	91,065	12/17/25	367
Indonesian Rupiah	2,470,647,520	USD	147,766	GSC	148,325	12/17/25	559
Indonesian Rupiah	2,513,173,270	USD	150,137	SCB	150,878	12/17/25	741
Israeli New Shekel	96,000	USD	30,009	BNP	29,480	1/15/26	(529)
Japanese Yen	152,100,000	USD	973,271	BNP	973,689	12/2/25	418
Japanese Yen	64,900,000	USD	414,985	BNP	415,466	12/2/25	481
Japanese Yen	141,839,454	USD	911,374	BNP	912,212	1/14/26	838
Japanese Yen	51,537,311	USD	329,670	HSBC	329,923	12/2/25	253
Japanese Yen	59,500,000	USD	382,335	HSBC	382,663	1/14/26	328
Japanese Yen	185,687,219	USD	1,186,879	HSBC	1,188,703	12/2/25	1,824
Japanese Yen	335,862,039	USD	2,150,413	SCB	2,150,067	12/2/25	(346)
Japanese Yen	194,683,770	USD	1,243,112	SCB	1,246,295	12/2/25	3,183
Japanese Yen	1,333,692,280	USD	8,489,448	SOG	8,537,816	12/2/25	48,368
Kazakhstan Tenge	2,823,615	USD	5,100	DUB	5,482	12/11/25	382
Kazakhstan Tenge	3,363,000	USD	5,900	DUB	6,321	3/11/26	421
Kazakhstan Tenge	10,451,265	USD	19,590	DUB	20,260	12/15/25	670
Kazakhstan Tenge	6,358,550	USD	11,000	DUB	11,887	3/26/26	887
Kazakhstan Tenge	8,319,750	USD	15,000	DUB	16,146	12/12/25	1,146
Kazakhstan Tenge	37,387,710	USD	70,410	DUB	72,476	12/15/25	2,066
Korean Won	291,576,767	USD	200,000	BNP	198,842	12/22/25	(1,158)
Korean Won	204,435,885	USD	140,100	BNP	139,361	12/15/25	(739)
Korean Won	439,560,000	USD	300,000	BNP	299,760	12/22/25	(240)
Malaysian Ringgit	451,858	USD	107,739	BCLY	109,402	12/17/25	1,663
Mexican Peso	5,136,000	USD	277,354	BCLY	277,373	3/18/26	19
Mexican Peso	6,055,000	USD	327,431	BOA	327,763	2/24/26	332

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Mexican Peso	2,584,000	USD	139,245	BOA	$140,892	12/17/25	$1,647
Mexican Peso	3,472,000	USD	186,957	BOA	189,311	12/17/25	2,354
Mexican Peso	2,434,000	USD	131,190	GSC	131,680	3/2/26	490
Mexican Peso	5,323,000	USD	287,144	HSBC	288,167	2/23/26	1,023
Mexican Peso	1,380,950	USD	74,389	JPM	74,731	2/27/26	342
Mexican Peso	314	USD	17	SOG	17	3/18/26	—
Mexican Peso	114,257	USD	6,156	SOG	6,230	12/17/25	74
Mexican Peso	1,368,267	USD	73,732	UBS	74,045	2/27/26	313
Mexican Peso	2,028,000	USD	109,700	UBS	110,576	12/17/25	876
Mexican Peso	33,337,964	USD	1,797,272	WFB	1,809,139	1/29/26	11,867
Mexican Peso	6,173,800	USD	324,033	WFB	336,627	12/17/25	12,594
Mexican Peso	18,998,292	USD	1,002,538	WFB	1,035,882	12/17/25	33,344
New Taiwan Dollar	7,156,588	USD	230,000	BNP	228,374	12/22/25	(1,626)
New Taiwan Dollar	4,844,439	USD	156,000	BNP	154,591	12/22/25	(1,409)
New Taiwan Dollar	2,884,395	USD	93,000	BNP	92,024	12/19/25	(976)
New Taiwan Dollar	3,123,140	USD	100,000	BOA	99,726	12/31/25	(274)
New Taiwan Dollar	3,133,900	USD	100,000	BOA	100,070	12/31/25	70
New Zealand Dollar	216,408	USD	122,969	BNP	124,351	1/14/26	1,382
New Zealand Dollar	775,409	USD	444,352	GSC	444,697	12/2/25	345
New Zealand Dollar	576,266	USD	331,336	WFB	330,489	12/2/25	(847)
New Zealand Dollar	355,793	USD	200,450	WFB	204,443	1/14/26	3,993
Nigerian Naira	89,411,000	USD	53,000	DUB	53,865	10/21/26	865
Nigerian Naira	193,262,250	USD	127,000	DUB	128,496	2/20/26	1,496
Nigerian Naira	18,168,000	USD	12,000	SCB	12,056	2/25/26	56
Nigerian Naira	126,160,000	USD	83,000	SCB	85,129	1/16/26	2,129
Norwegian Krone	282,884	USD	27,663	JPM	27,942	12/2/25	279
Peruvian Sol	4,270,531	USD	1,270,235	BOA	1,270,181	12/17/25	(54)
Polish Zloty	120,345	USD	33,034	BCLY	32,937	1/23/26	(97)
Polish Zloty	526,834	USD	143,087	BNP	144,195	1/16/26	1,108
Polish Zloty	219,000	USD	59,980	BOA	59,941	1/16/26	(39)
Polish Zloty	836,768	USD	228,363	BOA	229,025	1/16/26	662
Polish Zloty	584,618	USD	160,009	GSC	160,003	1/23/26	(6)
Polish Zloty	572,000	USD	156,395	GSC	156,558	1/16/26	163
Polish Zloty	218,000	USD	59,871	HSBC	59,667	1/16/26	(204)
Polish Zloty	256,000	USD	69,878	HSBC	70,068	1/16/26	190
Polish Zloty	295,000	USD	80,552	HSBC	80,743	1/16/26	191
Polish Zloty	425,960	USD	115,346	JPM	116,580	1/23/26	1,234
Polish Zloty	855,681	USD	232,865	JPM	234,202	1/16/26	1,337
Polish Zloty	401,021	USD	109,438	UBS	109,755	1/23/26	317
Polish Zloty	650,639	USD	178,583	WFB	178,072	1/23/26	(511)
Polish Zloty	898,941	USD	244,186	WFB	246,043	1/16/26	1,857
Singapore Dollar	7,333,309	USD	5,633,640	HSBC	5,658,854	12/2/25	25,214
Singapore Dollar	282,000	USD	216,686	SCB	217,610	12/2/25	924
Singapore Dollar	279,189	USD	215,505	SOG	216,158	1/14/26	653
South African Rand	5,045,362	USD	292,400	BCLY	294,830	12/4/25	2,430
South African Rand	8,993,018	USD	518,031	DUB	525,514	12/4/25	7,483
South African Rand	4,635,738	USD	269,956	GSC	270,893	12/4/25	937
South African Rand	8,807,874	USD	508,391	UBS	514,695	12/4/25	6,304
South African Rand	6,234,273	USD	363,992	WFB	364,304	12/4/25	312
Swiss Franc	101,897	USD	127,098	GSC	127,491	1/14/26	393
Swiss Franc	437,555	USD	550,584	SOG	544,494	12/2/25	(6,090)
Swiss Franc	48,743	USD	60,478	WFB	60,656	12/2/25	178
Thai Baht	485	USD	15	BNP	15	12/8/25	—
Thai Baht	610	USD	19	BNP	19	12/8/25	—
Thai Baht	1,965,731	USD	61,037	BNP	61,224	12/8/25	187
Thai Baht	1,802	USD	56	HSBC	57	1/21/26	1
Thai Baht	2,622,686	USD	80,850	JPM	81,686	12/8/25	836
Turkish Lira	281,943	USD	6,215	BCLY	6,362	1/22/26	147
Turkish Lira	1,086,248	USD	24,034	BCLY	24,283	2/3/26	249
Turkish Lira	551,942	USD	12,598	BCLY	12,916	12/9/25	318
Turkish Lira	8,768,939	USD	191,918	BCLY	192,768	2/26/26	850
Turkish Lira	13,003,850	USD	284,891	BCLY	285,865	2/26/26	974
Turkish Lira	5,822,868	USD	127,563	BCLY	128,562	2/20/26	999

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Turkish Lira	5,931,877	USD	131,000	BCLY	$132,312	2/6/26	$1,312
Turkish Lira	10,653,862	USD	233,024	BCLY	234,374	2/25/26	1,350
Turkish Lira	985,950	USD	21,000	BCLY	22,915	12/17/25	1,915
Turkish Lira	1,025,673	USD	22,000	BCLY	23,940	12/12/25	1,940
Turkish Lira	3,930,576	USD	89,124	BCLY	91,352	12/17/25	2,228
Turkish Lira	22,644,885	USD	495,273	BCLY	498,525	2/24/26	3,252
Turkish Lira	5,898,239	USD	133,762	BCLY	137,316	12/15/25	3,554
Turkish Lira	5,822,502	USD	132,805	BCLY	136,996	12/2/25	4,191
Turkish Lira	6,434,173	USD	146,705	BCLY	151,270	12/3/25	4,565
Turkish Lira	527,204	USD	11,882	BOA	12,305	12/12/25	423
Turkish Lira	3,145,365	USD	70,916	BOA	71,487	1/13/26	571
Turkish Lira	6,549,697	USD	145,355	BOA	147,321	1/26/26	1,966
Turkish Lira	6,537,872	USD	143,393	GSC	144,558	2/18/26	1,165

							579,280

Contracts to Sell:
Australian Dollar	2,475,476	USD	1,609,094	BNP	1,621,341	1/14/26	(12,247)
Australian Dollar	4,437,586	USD	2,901,795	HSBC	2,905,508	12/2/25	(3,713)
Australian Dollar	2,769,178	USD	1,789,282	WFB	1,813,704	1/14/26	(24,422)
Australian Dollar	2,276,302	USD	1,487,832	WFB	1,490,890	1/14/26	(3,058)
Australian Dollar	3,083,370	USD	2,035,632	WFB	2,018,836	12/2/25	16,796
Brazilian Real	1,100,000	USD	192,778	BNP	200,535	4/2/26	(7,757)
Brazilian Real	600,000	USD	103,704	BNP	109,383	4/2/26	(5,679)
Brazilian Real	1,000,000	USD	177,588	BNP	182,304	4/2/26	(4,716)
Brazilian Real	600,000	USD	104,776	BNP	109,383	4/2/26	(4,607)
Brazilian Real	786,981	USD	145,000	BNP	147,478	12/2/25	(2,478)
Brazilian Real	1,296,112	USD	240,000	BOA	242,888	12/2/25	(2,888)
Brazilian Real	920	USD	173	BOA	173	12/2/25	—
Brazilian Real	17,840,020	USD	3,287,271	GSC	3,343,175	12/2/25	(55,904)
Brazilian Real	2,600,000	USD	449,415	GSC	473,991	4/2/26	(24,576)
Brazilian Real	2,600,000	USD	450,890	GSC	473,991	4/2/26	(23,101)
Brazilian Real	1,900,000	USD	332,325	GSC	346,379	4/2/26	(14,054)
Brazilian Real	5,600,000	USD	1,007,792	GSC	1,020,904	4/2/26	(13,112)
Brazilian Real	3,300,000	USD	593,035	GSC	601,605	4/2/26	(8,570)
Brazilian Real	1,177,300	USD	212,000	GSC	220,106	12/12/25	(8,106)
Brazilian Real	700,000	USD	125,565	GSC	127,613	4/2/26	(2,048)
Brazilian Real	497,221	USD	92,283	GSC	93,178	12/2/25	(895)
Brazilian Real	661,069	USD	123,940	SCB	123,883	12/2/25	57
Brazilian Real	17,867,708	USD	3,349,902	SOG	3,348,364	12/2/25	1,538
British Pound	381,000	USD	500,335	BCLY	504,159	12/2/25	(3,824)
British Pound	1,124,000	USD	1,481,397	BNP	1,487,333	12/2/25	(5,936)
British Pound	2,060,000	USD	2,724,225	BNP	2,725,896	12/2/25	(1,671)
British Pound	148,000	USD	194,812	BOA	195,841	12/2/25	(1,029)
British Pound	3,048,616	USD	4,039,157	DUB	4,034,076	1/14/26	5,081
British Pound	6,526,189	USD	8,620,763	SCB	8,635,781	12/2/25	(15,018)
British Pound	135,384	USD	179,163	UBS	179,147	1/14/26	16
British Pound	6,637,189	USD	8,715,990	WFB	8,782,650	1/14/26	(66,660)
Canadian Dollar	119,000	USD	84,879	BOA	85,119	12/2/25	(240)
Canadian Dollar	4,802,532	USD	3,412,276	HSBC	3,443,019	1/14/26	(30,743)
Canadian Dollar	4,960,062	USD	3,550,904	SCB	3,547,843	12/2/25	3,061
Chinese Offshore Renminbi	6,574,000	USD	927,786	BOA	931,102	12/19/25	(3,316)
Chinese Offshore Renminbi	9,225,934	USD	1,298,321	DUB	1,306,707	12/19/25	(8,386)
Chinese Offshore Renminbi	4,852,000	USD	683,054	DUB	687,208	12/19/25	(4,154)
Chinese Offshore Renminbi	4,977,000	USD	701,085	HSBC	704,913	12/19/25	(3,828)
Chinese Offshore Renminbi	3,418	USD	482	HSBC	484	12/19/25	(2)
Chinese Offshore Renminbi	7,919,868	USD	1,113,730	JPM	1,121,723	12/19/25	(7,993)
Chinese Offshore Renminbi	8,165,441	USD	1,149,015	JPM	1,156,505	12/19/25	(7,490)
Chinese Offshore Renminbi	6,548,000	USD	926,613	JPM	927,420	12/19/25	(807)
Chinese Offshore Renminbi	17,696,865	USD	2,490,685	SCB	2,506,479	12/19/25	(15,794)
Chinese Offshore Renminbi	15,508,147	USD	2,183,139	SCB	2,196,482	12/19/25	(13,343)
Chinese Offshore Renminbi	4,519,000	USD	637,925	SCB	640,045	12/19/25	(2,120)
Chinese Offshore Renminbi	736,528	USD	104,000	SCB	104,484	1/12/26	(484)
Chinese Offshore Renminbi	339,504	USD	48,000	SCB	48,208	1/29/26	(208)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Chinese Offshore Renminbi	10,070,997	USD	1,417,267	WFB	$1,426,397	12/19/25	$(9,130)
Chinese Offshore Renminbi	8,980,555	USD	1,263,678	WFB	1,271,953	12/19/25	(8,275)
Chinese Onshore Renminbi	2,463,637	USD	348,562	JPM	348,239	12/4/25	323
Czech Koruna	2,183,953	EUR	89,000	BNP	104,931	3/13/26	(1,188)
Czech Koruna	1,198,038	EUR	49,000	BOA	57,562	3/13/26	(445)
Danish Krone	6,632,670	USD	1,026,362	BCLY	1,029,901	12/2/25	(3,539)
Danish Krone	7,230,000	USD	1,034,163	HSBC	1,130,877	4/1/26	(96,714)
Egyptian Pound	963,680	USD	20,233	DUB	20,224	12/2/25	9
Euro	666,000	USD	768,150	BCLY	772,327	12/2/25	(4,177)
Euro	119,457	RON	614,325	BCLY	138,918	1/22/26	607
Euro	17,173	RON	88,125	BNP	19,990	2/10/26	6
Euro	31,505	RON	161,583	BNP	36,663	2/5/26	8
Euro	609,000	USD	702,349	BOA	706,227	12/2/25	(3,878)
Euro	138,000	CZK	3,384,450	BOA	160,861	3/13/26	1,751
Euro	153,796	RON	789,050	DUB	179,017	2/10/26	10
Euro	121,629	RON	622,923	DUB	141,348	1/9/26	227
Euro	98,122	RON	503,060	GSC	114,137	1/27/26	87
Euro	179,000	RON	920,812	GSC	208,162	1/22/26	972
Euro	24,528,994	USD	28,398,688	SOG	28,513,267	1/14/26	(114,579)
Euro	85,495	RON	438,777	SOG	99,493	2/5/26	88
Euro	140,708	RON	721,530	SOG	163,563	1/14/26	380
Euro	284,701	RON	1,458,908	SOG	330,859	1/9/26	716
Euro	117,000	RON	599,069	SOG	135,701	12/5/25	725
Euro	281,416	RON	1,443,031	SOG	327,126	1/14/26	753
Euro	439,000	USD	510,841	SOG	509,087	12/2/25	1,754
Euro	23,049,994	USD	26,918,546	WFB	26,729,930	12/2/25	188,616
Hong Kong Dollar	774,930	USD	100,000	HSBC	99,793	3/2/26	207
Hong Kong Dollar	6,144,957	USD	793,000	JPM	791,326	3/2/26	1,674
Hungarian Forint	26,204,000	USD	78,418	JPM	79,593	12/17/25	(1,175)
Indian Rupee	8,842,343	USD	99,325	JPM	98,613	1/30/26	712
Indonesian Rupiah	1,015,357,692	USD	60,598	BCLY	60,957	12/17/25	(359)
Indonesian Rupiah	1,814,267,969	USD	109,144	BOA	108,919	12/17/25	225
Indonesian Rupiah	3,150,781,355	USD	188,365	DUB	189,156	12/17/25	(791)
Indonesian Rupiah	959,756,504	USD	57,778	GSC	57,618	12/17/25	160
Indonesian Rupiah	1,340,469,137	USD	80,662	GSC	80,474	12/17/25	188
Indonesian Rupiah	3,220,994,348	USD	193,765	GSC	193,371	12/17/25	394
Indonesian Rupiah	934,369,940	USD	56,120	JPM	56,095	12/17/25	25
Indonesian Rupiah	691,171,826	USD	41,553	SCB	41,494	12/17/25	59
Israeli New Shekel	391,869	USD	119,774	BCLY	120,336	1/15/26	(562)
Israeli New Shekel	341,000	USD	104,598	GSC	104,715	1/15/26	(117)
Israeli New Shekel	491,000	USD	150,824	GSC	150,777	1/15/26	47
Israeli New Shekel	167,650	USD	51,890	GSC	51,483	1/15/26	407
Israeli New Shekel	360,922	USD	110,121	JPM	110,833	1/15/26	(712)
Israeli New Shekel	273,694	USD	83,971	JPM	84,047	1/15/26	(76)
Japanese Yen	339,810,440	USD	2,239,187	BOA	2,175,344	12/2/25	63,843
Japanese Yen	50,000,000	USD	371,443	GSC	321,321	1/5/26	50,122
Japanese Yen	184,867,679	USD	1,186,879	HSBC	1,188,939	1/14/26	(2,060)
Japanese Yen	51,311,025	USD	329,670	HSBC	329,996	1/14/26	(326)
Japanese Yen	60,000,000	USD	437,801	JPM	385,585	1/5/26	52,216
Japanese Yen	193,824,531	USD	1,243,112	SCB	1,246,543	1/14/26	(3,431)
Japanese Yen	334,367,502	USD	2,150,413	SCB	2,150,417	1/14/26	(4)
Japanese Yen	1,327,740,328	USD	8,489,448	SOG	8,539,093	1/14/26	(49,645)
Japanese Yen	1,125,654,616	USD	7,385,027	SOG	7,206,034	12/2/25	178,993
Japanese Yen	710,522,480	USD	4,692,138	WFB	4,548,508	12/2/25	143,630
Korean Won	42,287,016	USD	28,915	BOA	28,864	1/8/26	51
Korean Won	56,799,704	USD	39,184	BOA	38,770	1/8/26	414
Korean Won	203,985,600	USD	140,100	BOA	139,471	2/13/26	629
Korean Won	100,809,408	USD	68,865	DUB	68,809	1/8/26	56
Korean Won	160,077,246	USD	109,415	SOG	109,263	1/8/26	152
Malaysian Ringgit	3,913,070	USD	930,952	BCLY	947,418	12/17/25	(16,466)
Malaysian Ringgit	3,981,365	USD	950,093	BCLY	963,953	12/17/25	(13,860)
Malaysian Ringgit	2,451,309	USD	583,645	BCLY	593,502	12/17/25	(9,857)
Malaysian Ringgit	4,583,463	USD	1,092,341	GSC	1,109,731	12/17/25	(17,390)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Malaysian Ringgit	401,712	USD	96,000	GSC	$97,261	12/17/25	$(1,261)
Mexican Peso	187,000	USD	9,850	GSC	10,197	12/17/25	(347)
Mexican Peso	115,359	USD	6,156	SOG	6,230	3/18/26	(74)
Mexican Peso	311	USD	17	SOG	17	12/17/25	—
Mexican Peso	33,183,039	USD	1,797,272	WFB	1,809,305	12/17/25	(12,033)
New Taiwan Dollar	2,873,793	USD	93,000	BNP	91,906	1/22/26	1,094
New Taiwan Dollar	3,212,664	USD	106,046	BNP	102,743	1/22/26	3,303
New Taiwan Dollar	3,694,542	USD	121,611	BNP	118,154	1/22/26	3,457
New Taiwan Dollar	2,435,150	USD	81,142	BNP	77,670	12/15/25	3,472
New Taiwan Dollar	5,935,757	USD	194,411	BNP	189,830	1/22/26	4,581
New Taiwan Dollar	4,249,067	USD	140,805	BNP	135,889	1/22/26	4,916
New Taiwan Dollar	5,690,239	USD	187,580	BNP	181,978	1/22/26	5,602
New Taiwan Dollar	9,354,516	USD	305,653	BNP	299,164	1/22/26	6,489
New Taiwan Dollar	6,420,691	USD	212,093	BNP	205,339	1/22/26	6,754
New Taiwan Dollar	12,051,868	USD	395,208	BOA	385,428	1/22/26	9,780
New Taiwan Dollar	12,700,650	USD	417,922	BOA	405,090	12/15/25	12,832
New Taiwan Dollar	3,822,288	USD	125,000	HSBC	122,240	1/22/26	2,760
New Taiwan Dollar	13,048,256	USD	428,261	SCB	417,293	1/22/26	10,968
New Zealand Dollar	216,408	USD	122,746	BNP	124,110	12/2/25	(1,364)
New Zealand Dollar	410,000	USD	229,840	GSC	235,135	12/2/25	(5,295)
New Zealand Dollar	214,000	USD	120,605	HSBC	122,729	12/2/25	(2,124)
New Zealand Dollar	127,000	USD	71,998	JPM	72,834	12/2/25	(836)
New Zealand Dollar	108,000	USD	61,672	JPM	61,938	12/2/25	(266)
New Zealand Dollar	67,000	USD	37,562	UBS	38,424	12/2/25	(862)
New Zealand Dollar	355,793	USD	200,062	WFB	204,047	12/2/25	(3,985)
Norwegian Krone	282,923	USD	27,663	JPM	27,942	1/14/26	(279)
Norwegian Krone	283,571	USD	28,087	WFB	28,009	12/2/25	78
Peruvian Sol	304,801	USD	90,000	BNP	90,657	12/17/25	(657)
Peruvian Sol	4,281,963	USD	1,270,235	BOA	1,270,926	3/18/26	(691)
Peruvian Sol	475,847	USD	141,000	DUB	141,531	12/17/25	(531)
Peruvian Sol	761,097	USD	217,135	GSC	226,373	12/17/25	(9,238)
Peruvian Sol	112,451	USD	33,142	JPM	33,411	1/21/26	(269)
Peruvian Sol	389,103	USD	108,922	SCB	115,730	12/17/25	(6,808)
Peruvian Sol	455,747	USD	134,000	SCB	135,553	12/17/25	(1,553)
Peruvian Sol	675,771	USD	193,653	SOG	200,585	4/6/26	(6,932)
Peruvian Sol	757,214	USD	219,457	SOG	224,748	3/18/26	(5,291)
Peruvian Sol	1,887,747	USD	533,820	WFB	561,472	12/17/25	(27,652)
Peruvian Sol	1,547,312	USD	454,797	WFB	459,595	1/30/26	(4,798)
Polish Zloty	402,077	USD	110,148	BCLY	110,049	1/16/26	99
Polish Zloty	401,071	USD	109,673	BOA	109,774	1/16/26	(101)
Polish Zloty	808,000	USD	220,063	HSBC	221,151	1/16/26	(1,088)
Polish Zloty	542,000	USD	147,748	HSBC	148,347	1/16/26	(599)
Romanian New Leu	160,518	EUR	31,505	BNP	36,555	12/5/25	(14)
Romanian New Leu	435,939	EUR	85,495	SOG	99,276	12/5/25	(116)
Singapore Dollar	7,335,563	USD	5,678,884	BOA	5,660,593	12/2/25	18,291
Singapore Dollar	7,309,777	USD	5,633,640	HSBC	5,659,462	1/14/26	(25,822)
Singapore Dollar	280,048	USD	215,505	SOG	216,104	12/2/25	(599)
South African Rand	5,064,982	USD	292,400	BCLY	294,758	1/26/26	(2,358)
South African Rand	9,026,224	USD	518,031	DUB	525,283	1/26/26	(7,252)
South African Rand	4,654,128	USD	269,956	GSC	270,848	1/26/26	(892)
South African Rand	7,878,453	USD	460,326	GSC	460,384	12/4/25	(58)
South African Rand	8,194,458	USD	477,616	HSBC	478,849	12/4/25	(1,233)
South African Rand	8,357,100	USD	486,302	JPM	488,353	12/4/25	(2,051)
South African Rand	10,985,109	USD	638,775	SOG	641,923	12/4/25	(3,148)
South African Rand	8,841,784	USD	508,391	UBS	514,549	1/26/26	(6,158)
South African Rand	6,258,952	USD	363,992	WFB	364,241	1/26/26	(249)
Swiss Franc	49,000	USD	60,780	BNP	60,976	12/2/25	(196)
Swiss Franc	118,000	USD	147,367	BNP	146,839	12/2/25	528
Swiss Franc	177,000	USD	219,805	BOA	220,259	12/2/25	(454)
Swiss Franc	102,416	USD	127,098	GSC	127,446	12/2/25	(348)
Swiss Franc	48,000	USD	59,579	JPM	59,731	12/2/25	(152)
Swiss Franc	40,000	USD	50,147	JPM	49,776	12/2/25	371
Swiss Franc	47,924	USD	59,691	UBS	59,961	1/14/26	(270)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell: (continued)
Swiss Franc	48,497	USD	60,478	WFB	$60,678	1/14/26	$(200)
Thai Baht	313	USD	10	BNP	10	12/8/25	—
Thai Baht	1,297,006	USD	40,050	BOA	40,493	1/21/26	(443)
Thai Baht	2,936,503	USD	90,880	HSBC	91,460	12/8/25	(580)
Thai Baht	1,147,423	USD	35,425	HSBC	35,823	1/21/26	(398)
Thai Baht	506,140	USD	15,625	HSBC	15,802	1/21/26	(177)
Turkish Lira	2,963,864	USD	68,040	BCLY	69,736	12/2/25	(1,696)
Turkish Lira	1,538,460	USD	33,000	GSC	35,908	12/12/25	(2,908)
Turkish Lira	985,950	USD	21,000	UBS	22,915	12/17/25	(1,915)

							(115,194)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$464,086

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following OTC Total Return Swap Contract:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Value	Upfront Payment Paid	Unrealized Depreciation
iBoxx Investment Grade Index	SOFR	3.244%	PAM	12/22/25	BNP	USD	7,800,000	$(442,845)	$77,175	$(520,020)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount	Value	Upfront Payment Paid/ (Received)	Unrealized Depreciation
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	SCB	CNY 67,000,000	$(45,376)	$30,955	$(76,331)
Pay	China 7-Day Reverse Repo Index	1.500%	3/18/31	3-Month	BNP	CNY 69,100,000	(46,799)	(16,516)	(30,283)

							$(92,175)	$14,439	$(106,614)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month FRA New Zealand Bank Bill	2.500%	3/12/28	6-Month	NZD	3,300,000	$18,276	$1,133	$17,143
Receive	3-Month FRA New Zealand Bank Bill	3.500%	3/18/31	6-Month	NZD	6,800,000	3,396	(43,876)	47,272
Pay	3-Month Stockholm Interbank Offered Rate	2.474%	2/3/30	12-Month	SEK	4,400,000	9,658	—	9,658
Pay	6-Month Australian Bank Bill	3.500%	3/18/31	6-Month	AUD	23,800,000	(556,296)	(353,882)	(202,414)
Pay	6-Month Australian Bank Bill	4.250%	3/19/35	6-Month	AUD	1,200,000	(16,509)	(545)	(15,964)
Pay	6-Month Australian Bank Bill	4.250%	9/17/35	6-Month	AUD	2,100,000	(33,213)	11,877	(45,090)
Pay	6-Month Australian Bank Bill	4.250%	3/18/36	6-Month	AUD	1,100,000	(21,723)	2,357	(24,080)
Pay	6-Month Australian Bank Bill	4.500%	3/19/35	6-Month	AUD	4,500,000	(3,725)	(13,988)	10,263
Pay	6-Month Australian Bank Bill	4.500%	6/18/35	6-Month	AUD	500,000	(635)	2,896	(3,531)
Pay	6-Month Australian Bank Bill	4.500%	9/17/35	6-Month	AUD	1,600,000	(3,745)	26,446	(30,191)
Pay	6-Month EURIBOR	0.451%	5/27/50	12-Month	EUR	150,000	(80,017)	—	(80,017)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(10,868)	—	(10,868)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(6,545)	—	(6,545)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(4,105)	—	(4,105)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(6,897)	—	(6,897)
Pay	6-Month EURIBOR	2.000%	3/18/28	12-Month	EUR	1,100,000	(5,050)	(4,947)	(103)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(275,189)	176,898	(452,087)
Pay	6-Month EURIBOR	2.500%	3/18/31	12-Month	EUR	13,400,000	32,814	25,472	7,342
Pay	6-Month EURIBOR	2.750%	3/18/36	12-Month	EUR	2,470,000	(9,922)	(6,139)	(3,783)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	228,727	47,415	181,312
Pay	6-Month EURIBOR	3.000%	3/18/56	12-Month	EUR	2,860,000	(61,410)	27,006	(88,416)
Receive	6-Month EURIBOR	2.213%	3/12/55	12-Month	EUR	3,500,000	339,526	71,486	268,040
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.250%	9/17/35	12-Month	JPY	719,400,000	(141,218)	(37,856)	(103,362)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	1.500%	12/17/35	12-Month	JPY	60,000,000	(4,588)	(368)	(4,220)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	2.250%	9/17/55	12-Month	JPY	38,800,000	21,487	8,255	13,232
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	130,000,000	(57,926)	(4,651)	(53,275)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(245,570)	(164,853)	(80,717)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(21,784)	(1,479)	(20,305)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.750%	3/19/27	12-Month	JPY	570,000,000	3,141	628	2,513
Pay	Bank of Japan Uncollateralized Overnight Call Rate	0.850%	9/20/33	12-Month	JPY	68,100,000	(19,357)	(4,741)	(14,616)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/32	12-Month	JPY	860,000,000	(97,040)	(15,354)	(81,686)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	9/18/34	12-Month	JPY	90,000,000	(24,648)	(2,958)	(21,690)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	3/19/35	12-Month	JPY	800,000,000	(233,317)	(65,211)	(168,106)
Pay	Bank of Japan Uncollateralized Overnight Call Rate	1.000%	6/19/44	12-Month	JPY	230,000,000	(284,667)	(92,913)	(191,754)
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	96,625	(20,457)	117,082
Pay	Canadian Overnight Repo Rate Average	1.713%	10/2/29	6-Month	CAD	400,000	(8,098)	(29,897)	21,799
Pay	Canadian Overnight Repo Rate Average	2.850%	9/1/29	6-Month	CAD	1,000,000	10,857	(2,988)	13,845
Pay	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	(161)	(10,586)	10,425
Pay	Canadian Overnight Repo Rate Average	3.898%	6/19/26	PAM	CAD	2,500,000	26,380	(3,864)	30,244
Pay	Canadian Overnight Repo Rate Average	3.925%	6/19/26	PAM	CAD	4,300,000	46,216	(371)	46,587
Receive	Canadian Overnight Repo Rate Average	2.850%	6/1/33	6-Month	CAD	300,000	(1,825)	2,521	(4,346)
Receive	Canadian Overnight Repo Rate Average	2.880%	9/1/33	6-Month	CAD	400,000	(2,696)	—	(2,696)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/33	6-Month	CAD	200,000	(2,785)	723	(3,508)
Receive	Canadian Overnight Repo Rate Average	3.000%	6/1/34	6-Month	CAD	700,000	(8,018)	98	(8,116)
Receive	Canadian Overnight Repo Rate Average	3.180%	6/1/33	6-Month	CAD	1,500,000	(34,980)	(1,311)	(33,669)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/20/33	6-Month	CAD	2,500,000	(65,730)	144,403	(210,133)
Receive	Canadian Overnight Repo Rate Average	3.250%	12/18/34	6-Month	CAD	200,000	(4,987)	(4,815)	(172)
Receive	Canadian Overnight Repo Rate Average	3.750%	12/20/33	6-Month	CAD	500,000	(26,885)	(2,465)	(24,420)
Pay	Euro Short-Term Rate Market Index	1.795%	10/11/29	12-Month	EUR	2,700,000	(33,769)	—	(33,769)
Pay	Euro Short-Term Rate Market Index	1.923%	10/11/29	12-Month	EUR	1,800,000	(12,231)	—	(12,231)
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	5.750%	3/18/31	6-Month	INR	27,730,000	(218)	(36)	(182)
Pay	Singapore Overnight Rate Average	1.750%	3/18/31	6-Month	SGD	1,700,000	(5,091)	1,243	(6,334)
Receive	Singapore Overnight Rate Average	1.250%	12/17/26	6-Month	SGD	7,500,000	5,268	3,292	1,976
Receive	Singapore Overnight Rate Average	1.300%	12/17/26	6-Month	SGD	4,800,000	1,539	2,623	(1,084)
Receive	Singapore Overnight Rate Average	1.500%	9/17/30	6-Month	SGD	10,900,000	95,146	(40,399)	135,545
Pay	SOFR	3.460%	6/30/27	12-Month	USD	7,100,000	(1,665)	—	(1,665)
Pay	SOFR	3.750%	9/17/27	12-Month	USD	9,500,000	62,648	53,202	9,446
Pay	SOFR	3.981%	11/30/27	12-Month	USD	3,700,000	33,607	—	33,607
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	58,517	3,719	54,798
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	131,736	(3,697)	135,433
Receive	SOFR	3.000%	3/19/27	12-Month	USD	12,760,000	191,508	261,813	(70,305)
Receive	SOFR	3.250%	6/18/27	12-Month	USD	2,200,000	14,551	16,095	(1,544)
Receive	SOFR	3.250%	12/20/53	12-Month	USD	100,000	13,468	11,616	1,852
Receive	SOFR	3.250%	3/19/55	12-Month	USD	400,000	53,236	47,355	5,881
Receive	SOFR	3.300%	2/28/30	12-Month	USD	7,308,000	(7,496)	(10,794)	3,298
Receive	SOFR	3.325%	2/28/30	12-Month	USD	4,768,500	(9,606)	(28,965)	19,359
Receive	SOFR	3.500%	12/20/38	12-Month	USD	3,200,000	120,704	50,178	70,526
Receive	SOFR	3.595%	8/19/34	12-Month	USD	400,000	(1,016)	—	(1,016)
Receive	SOFR	3.613%	8/22/34	12-Month	USD	300,000	(1,201)	—	(1,201)
Receive	SOFR	3.645%	8/7/34	12-Month	USD	700,000	(4,435)	—	(4,435)
Receive	SOFR	3.700%	5/15/35	12-Month	USD	681,000	(6,785)	(12,051)	5,266

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	SOFR	3.750%	12/17/30	12-Month	USD	4,800,000	$(97,725)	$(94,486)	$(3,239)
Receive	SOFR	3.750%	5/15/32	12-Month	USD	1,503,000	(29,433)	(1,427)	(28,006)
Receive	SOFR	3.750%	12/17/35	12-Month	USD	7,760,000	(88,796)	(55,462)	(33,334)
Receive	SOFR	3.771%	2/15/55	12-Month	USD	100,000	3,872	—	3,872
Receive	SOFR	3.773%	3/4/55	12-Month	USD	400,000	15,474	—	15,474
Receive	SOFR	3.806%	2/15/55	12-Month	USD	200,000	6,525	—	6,525
Receive	SOFR	3.836%	5/15/34	12-Month	USD	500,000	(10,263)	—	(10,263)
Receive	SOFR	3.847%	5/15/34	12-Month	USD	300,000	(6,413)	—	(6,413)
Receive	SOFR	3.851%	2/28/29	12-Month	USD	1,100,000	(15,962)	—	(15,962)
Receive	SOFR	3.862%	2/28/29	12-Month	USD	1,600,000	(23,875)	—	(23,875)
Receive	SOFR	3.884%	3/25/35	12-Month	USD	500,000	(10,741)	—	(10,741)
Receive	SOFR	3.905%	8/15/26	PAM	USD	1,800,000	(1,370)	—	(1,370)
Receive	SOFR	3.905%	3/12/35	12-Month	USD	200,000	(4,644)	—	(4,644)
Receive	SOFR	3.908%	3/4/35	12-Month	USD	400,000	(9,345)	—	(9,345)
Receive	SOFR	3.930%	3/24/35	12-Month	USD	300,000	(7,634)	—	(7,634)
Receive	SOFR	3.930%	6/25/55	12-Month	USD	345,000	2,836	1,280	1,556
Receive	SOFR	3.954%	11/15/54	12-Month	USD	200,000	590	—	590
Receive	SOFR	3.959%	11/15/54	12-Month	USD	400,000	859	—	859
Receive	SOFR	3.960%	6/27/55	12-Month	USD	405,000	1,136	(236)	1,372
Receive	SOFR	3.964%	11/15/54	12-Month	USD	300,000	383	—	383
Receive	SOFR	3.998%	11/15/54	12-Month	USD	400,000	(1,838)	—	(1,838)
Receive	SOFR	4.000%	6/20/26	12-Month	USD	3,600,000	(196)	(10,341)	10,145
Receive	SOFR	4.005%	9/29/55	12-Month	USD	124,000	(836)	(1,392)	556
Receive	SOFR	4.020%	5/15/26	PAM	USD	2,500,000	1,427	—	1,427
Receive	SOFR	4.065%	6/26/55	12-Month	USD	213,000	(3,410)	(3,715)	305
Receive	SOFR	4.111%	11/15/54	12-Month	USD	640,000	(15,515)	—	(15,515)
Receive	SOFR	4.130%	11/15/54	12-Month	USD	560,000	(15,373)	—	(15,373)
Receive	SOFR	4.250%	12/20/25	12-Month	USD	27,709,000	30,981	143,567	(112,586)
Pay	South Korean Won Certificate of Deposit	2.750%	3/18/36	3-Month	KRW	29,660,000	(876)	210	(1,086)
Pay	Sterling Overnight Index Average	3.000%	6/17/27	12-Month	GBP	5,100,000	(86,968)	(11,885)	(75,083)
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	200,000	1,343	(1,013)	2,356
Pay	Sterling Overnight Index Average	3.750%	3/18/31	12-Month	GBP	9,200,000	62,028	(82,297)	144,325
Pay	Sterling Overnight Index Average	4.000%	3/17/28	12-Month	GBP	11,200,000	149,520	34,710	114,810
Receive	Sterling Overnight Index Average	3.500%	9/17/27	12-Month	GBP	3,400,000	6,104	22,573	(16,469)
Receive	Sterling Overnight Index Average	4.000%	9/17/35	12-Month	GBP	1,400,000	(8,137)	29,328	(37,465)
Receive	Sterling Overnight Index Average	4.000%	3/18/36	12-Month	GBP	4,100,000	(7,950)	(14,044)	6,094
Receive	Sterling Overnight Index Average	4.500%	9/17/55	12-Month	GBP	550,000	(9,612)	25,353	(34,965)
Receive	Sterling Overnight Index Average	4.500%	3/18/56	12-Month	GBP	700,000	(9,813)	11,306	(21,119)
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	1,599	—	1,599

							$(1,028,659)	$6,322	$(1,034,981)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/25 (2)	Notional Amount (3)		Value	Upfront Payment (Received)	Unrealized Depreciation
Indonesia Government International Bonds, BBB	(1.000)%	6/20/26	3-Month	JPM	0.227%	USD	3,600,000	$(22,508)	$(15,332)	$(7,176)
South Korea Government Bonds, AA	(1.000)%	12/20/30	3-Month	GSC	0.231%	USD	600,000	(22,728)	(21,671)	(1,057)

								$(45,236)	$(37,003)	$(8,233)

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Indexes and Corporate Issue - Sell Protection (4)

Reference Obligation & Ratings	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit Spread at 11/30/25 (2)	Notional Amount (3)	Value	Upfront Payment Paid	Unrealized Appreciation
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	BNP	0.646%	EUR 100,000	$24,260	$23,028	$1,232
Markit iTraxx Europe Crossover Series 44 5-Year Index, NR	5.000%	12/20/30	3-Month	JPM	0.646%	EUR 500,000	121,299	114,033	7,266
Petroleos Mexicanos, NR	4.750%	7/6/26	1-Month	DUB	N/A(a)	USD 329,420	3,076	—	3,076

							$148,635	$137,061	$11,574

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swap on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/25 (2)	Notional Amount (3)	Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 45 10-Year Index, NR	(1.000)%	12/20/35	3-Month	0.905%	USD 2,400,000	$(22,997)	$(18,145)	$(4,852)

Centrally Cleared - Credit Default Swaps on Financial Institution and Indexes - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 11/30/25 (2)	Notional Amount (3)	Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation
Deutsche Bank AG, A	1.000%	12/20/32	3-Month	1.060%	EUR 400,000	$(865)	$(3,105)	$2,240
Markit CDX North America Investment Grade Series 45 5-Year Index, NR	1.000%	12/20/30	3-Month	0.512%	USD 1,700,000	41,519	37,442	4,077
Markit CDX North America Investment Grade Series 43 5-Year Index, NR	1.000%	12/20/29	3-Month	0.410%	USD 200,000	4,870	3,916	954

						$45,524	$38,253	$7,271

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund held the following OTC Cross-Currency Swap Contracts:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to Sterling Overnight Index Average minus 0.301% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	10/15/45	GSC	GBP	1,344,000	USD	1,788,000	$10,487	$(5,837)	$16,324
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.425% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	9/16/31	GSC	JPY	550,000,000	USD	3,741,497	229,561	3,687	225,874
Floating rate equal to Bank of Japan Uncollateralised Overnight Call Rate minus 0.420% based on the notional amount of currency delivered	Floating rate equal to SOFR based on the notional amount of currency received	6/17/27	GSC	JPY	2,500,000,000	USD	17,483,740	1,496,645	113,582	1,383,063

								$1,736,693	$111,432	$1,625,261

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At November 30, 2025, International Fixed Income Fund deposited cash collateral with brokers in the amount of $1,396,000 for open centrally cleared swap contracts.

At November 30, 2025, International Fixed Income Fund had cash collateral from brokers in the amount of $770,000 for open OTC swap contracts.

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
RON	—	Romanian Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC
WFB	—	Wells Fargo Bank

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 87.6%
Alabama - 5.8%
$ 400,000	AAA	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, Series A, 5.000% due 9/1/36	$466,208
220,000	A1(a)	Black Belt Energy Gas District, Revenue Bonds, Series A, 5.250% due 5/1/55(b)	241,391
215,000	A2(a)	Energy Southeast A Cooperative District, Revenue Bonds, Series A, 5.000% due 11/1/35	232,304
1,000,000	Aa3(a)	Southeast Alabama Gas Supply District (The), Revenue Bonds, Series A, 5.000% due 8/1/54(b)	1,082,195
		Southeast Energy Authority A Cooperative District, Revenue Bonds:
965,000	A1(a)	Series A, 5.250% due 1/1/54(b)	1,021,112
500,000	A2(a)	Series B1, 5.000% due 5/1/53(b)	520,213
1,400,000	Aa1(a)	Series C, 5.000% due 2/1/30	1,491,715

		Total Alabama	5,055,138

Alaska - 0.1%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	88,300
30,000	BBB-	Series B1, 4.000% due 6/1/50	29,366

		Total Alaska	117,666

Arizona - 1.9%
1,000,000	A+	City of Mesa, Utility System Revenue, Revenue Bonds, 5.000% due 7/1/40	1,097,322
465,000	Aa1(a)	Maricopa County & Phoenix Industrial Development Authorities, Revenue Bonds, Series A, 6.500% due 3/1/55	518,167

		Total Arizona	1,615,489

California - 9.3%
650,000	NR	California Infrastructure & Economic Development Bank, Revenue Bonds, AMT, Series B, 12.000% due 1/1/65(b)(c)	552,500
		California School Finance Authority, Revenue Bonds:
640,000	BBB-	Aspire Public School Obligation Group, 5.000% due 8/1/32(d)	660,933
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(d)	242,755
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	968,524
1,000,000	A+	Series D, 5.000% due 11/1/46	1,053,862
		East Bay Municipal Utility District Water System Revenue, Revenue Bonds:
750,000	AAA	Series A, 5.000% due 6/1/43	845,788
755,000	AAA	Series A, 5.000% due 6/1/44	844,134
500,000	AA	Las Virgenes Unified School District, GO, Series B, 5.250% due 8/1/51	543,849
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,049,406
1,000,000	AA-	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series A, 5.500% due 5/1/55(c)	1,076,094
250,000	BBB+	Tobacco Securitization Authority of Southern California, Revenue Bonds, San Diego County Tobacco Asset Securitization, 5.000% due 6/1/48	250,512

		Total California	8,088,357

Colorado - 2.8%
100,000	AA	Colorado Bridge & Tunnel Enterprise, Revenue Bonds, Series A, 5.000% due 12/1/36	115,070
500,000	AA	Colorado Health Facilities Authority, Revenue Bonds, Adventhealth Obligated, Series A, 3.000% due 11/15/51	362,547
1,000,000	AA+	Denver City & County School District No 1, GO, Series C, 5.500% due 12/1/47	1,111,275
500,000	AA	Mesa County Valley School District No 51 Grand Junction, GO, 5.250% due 12/1/43	553,844
240,000	Aa1(a)	University of Colorado, Revenue Bonds, Series A, 5.000% due 6/1/36	281,287

		Total Colorado	2,424,023

District of Columbia - 1.8%
		District of Columbia Income Tax Revenue, Revenue Bonds:
500,000	AAA	Series A, 5.000% due 6/1/33	578,305
500,000	AAA	Series A, 5.000% due 6/1/43	544,374
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	450,179

		Total District of Columbia	1,572,858

Florida - 5.4%
460,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	460,045
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,021,448
265,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	257,683
2,500,000	NR	Capital Trust Agency, Inc., Revenue Bonds, Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	223,667
500,000	AA+	City of Fort Lauderdale, Water & Sewer Revenue, Revenue Bonds, Series A, 5.000% due 9/1/41	555,182
800,000	A+	County of Miami-Dade Aviation Revenue, Revenue Bonds, AMT, Series A, 5.250% due 10/1/50(c)	832,091
100,000	AA+	JEA Water & Sewer System Revenue, Revenue Bonds, Series A, 5.250% due 10/1/49	106,655
270,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	271,819
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, Series A, 5.000% due 10/1/53	1,021,018

		Total Florida	4,749,608

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 87.6% - (continued)
Georgia - 4.4%
$ 500,000	AA	City of Atlanta, Department of Aviation, Revenue Bonds, AMT, Series B1, 5.250% due 7/1/41(c)	$547,432
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,528,981
435,000	A3(a)	Series A, 5.000% due 6/1/53(b)	460,415
315,000	A3(a)	Series C, 4.000% due 12/1/26	317,179

		Total Georgia	3,854,007

Idaho - 1.1%
900,000	A	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System, Series A, 5.000% due 3/1/42	980,077

Illinois - 2.7%
1,000,000	A	Chicago Midway International Airport, Revenue Bonds, AMT, Series C, 5.000% due 1/1/38(c)	1,073,208
300,000	Aa1(a)	Cook County Community Consolidated School District No. 64 Park Ridge-Niles, GO, 5.000% due 12/1/41	329,230
500,000	AAA	Illinois Finance Authority, Revenue Bonds, Series A, 5.000% due 7/1/43	542,594
		State of Illinois, GO:
275,000	A-	Series B, 5.250% due 5/1/44	291,127
150,000	A-	Series C, 5.000% due 12/1/46	153,978

		Total Illinois	2,390,137

Indiana - 3.3%
650,000	AA	Indiana Municipal Power Agency, Revenue Bonds, Series A, 5.000% due 1/1/43	699,361
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
1,000,000	A1(a)	Indianapolis Airport Authority, AMT, 5.000% due 1/1/31(c)	1,091,970
500,000	AA+	Series D, 6.000% due 2/1/48	559,748
500,000	Aa2(a)	IPS Multi-School Building Corp., Revenue Bonds, 5.000% due 7/15/44	530,270

		Total Indiana	2,881,349

Kansas - 0.9%
		Kansas Development Finance Authority, Revenue Bonds:
500,000	Aa2(a)	Kansas Athletics Inc., Series C-1, 5.000% due 9/1/44	526,885
250,000	Aaa(a)	Series R, 5.000% due 5/1/41	274,023

		Total Kansas	800,908

Kentucky - 1.6%
230,000	NR	City of Henderson, Revenue Bonds, Pratt Paper LLC Project, AMT, Series A, 4.450% due 1/1/42(c)(d)	227,111
1,020,000	Aa3(a)	Kentucky State Property & Building Commission, Revenue Bonds, Series A, 5.000% due 4/1/41	1,124,955

		Total Kentucky	1,352,066

Maryland - 1.8%
135,000	NR	City of Baltimore, Tax Allocation, Harbor Point Project, Series A, 2.850% due 6/1/26(d)	134,263
500,000	AAA	County of Prince George’s, GO, Series A, 5.000% due 8/1/40	554,752
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(c)	627,231
250,000	AAA	Washington Suburban Sanitary Commission, Revenue Bonds, 5.000% due 6/1/43	274,270

		Total Maryland	1,590,516

Massachusetts - 3.8%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/37	1,139,768
		Commonwealth of Massachusetts, GO:
550,000	AA+	Series C, 5.000% due 10/1/48	578,690
500,000	AA+	Series E, 5.000% due 11/1/47	524,556
270,000	AA+	Series I, 5.000% due 12/1/47	286,578
690,000	AA+	Massachusetts Water Resources Authority, Revenue Bonds, Series C, 5.000% due 8/1/39	784,787

		Total Massachusetts	3,314,379

Michigan - 3.5%
845,000	A+	Central Michigan University, Revenue Bonds, Series A, 5.000% due 10/1/37	960,776
500,000	AA-	Great Lakes Water Authority Sewage Disposal System Revenue, Revenue Bonds, Series C, 5.250% due 7/1/53	528,804
1,000,000	AA-	Lansing Board of Water & Light, Revenue Bonds, Series A, 5.250% due 7/1/54	1,072,375
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	534,719

		Total Michigan	3,096,674

Nebraska - 1.2%
1,000,000	AA	Omaha Public Power District, Revenue Bonds, Series A, 5.250% due 2/1/48	1,065,036

New Jersey - 3.2%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	103,821
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,000,000	A	Series A, 4.000% due 6/15/40	990,319

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 87.6% - (continued)
New Jersey - 3.2% - (continued)
$ 240,000	A	Series AA, 5.000% due 6/15/42	$259,752
310,000	A	Series AA, 5.000% due 6/15/43	334,503
500,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series A, 5.000% due 1/1/43	543,427
500,000	A-	Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 5.000% due 6/1/35	515,987

		Total New Jersey	2,747,809

New York - 5.1%
1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	1,049,358
500,000	AAA	New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series F1, 5.250% due 2/1/53	525,677
500,000	Aa1(a)	New York State Dormitory Authority, Revenue Bonds, Series C, 5.000% due 3/15/44	538,182
500,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 241, 5.000% due 7/15/41	548,900
660,000	AA+	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series C, 5.250% due 5/15/52	689,184
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,101,118

		Total New York	4,452,419

North Carolina - 0.6%
500,000	AA+	County of Johnston, Revenue Bonds, 5.000% due 4/1/41	556,460

North Dakota - 0.5%
495,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	445,644

Ohio - 3.9%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	60,546
100,000	NR	Series B2, 5.000% due 6/1/55	84,353
1,000,000	Aa2(a)	North Ridgeville City School District, GO, 5.000% due 12/1/44	1,033,114
1,000,000	AAA	Ohio Water Development Authority, Revenue Bonds, Series A, 5.000% due 12/1/41	1,111,983
1,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series D, 5.000% due 12/1/43	1,095,182

		Total Ohio	3,385,178

Oklahoma - 1.2%
1,000,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Clean Water Program, 5.000% due 4/1/44	1,076,339

Oregon - 1.6%
1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(c)	1,089,775
250,000	AA+	State of Oregon, GO, Series F, 5.000% due 8/1/48	263,784

		Total Oregon	1,353,559

Pennsylvania - 2.4%
250,000	AA-	Geisinger Authority, Revenue Bonds, Geisinger Health System, 4.000% due 4/1/50	219,166
1,000,000	A	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Series B1, 5.250% due 11/1/37	1,132,504
830,000	A+	Pennsylvania Turnpike Commission, Revenue Bonds, Series A, 4.000% due 12/1/46	775,166

		Total Pennsylvania	2,126,836

Puerto Rico - 1.0%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	632,129
125,000	NR	Series A1, zero coupon due 7/1/46	42,625
216,000	NR	Series A2, 4.784% due 7/1/58	203,919

		Total Puerto Rico	878,673

Tennessee - 1.2%
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	265,400
600,000	Aa3(a)	Tennessee Energy Acquisition Corp., Revenue Bonds, Series A, 5.000% due 12/1/35	652,744
95,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2A, 6.000% due 1/1/55	104,844

		Total Tennessee	1,022,988

Texas - 11.1%
415,000	Aa1(a)	Bexar Management And Development Corp., Revenue Bonds, 4.610% due 7/1/44	415,266
315,000	AA	City of Austin, Water & Wastewater System Revenue, Revenue Bonds, 5.000% due 11/15/41	347,577
500,000	Aa3(a)	City of Houston, GO, Series A, 5.250% due 3/1/40	550,058
100,000	BB+	City of Houston, Airport System Revenue, Revenue Bonds, AMT, Series B1, 5.000% due 7/15/30(c)	100,039
250,000	Aa1(a)	City of Midland, GO, Series B, 5.000% due 3/1/47	260,449
500,000	Aaa(a)	County of Harris, GO, Series A, 5.000% due 9/15/38	570,334
1,000,000	AA-	Dallas Fort Worth International Airport, Revenue Bonds, AMT, Series A1, 5.250% due 11/1/45(c)	1,060,297
		Fort Bend Independent School District, GO:
500,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/36	572,897
1,000,000	AAA	Series A, Permanent School Fund Guaranteed, 5.000% due 8/15/44	1,065,858
500,000	AA	Leander Independent School District, GO, Series B, 5.000% due 8/15/34	577,635
315,000	Aaa(a)	New Caney Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	346,840

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 87.6% - (continued)
Texas - 11.1% - (continued)
$ 500,000	AA-	North Texas Municipal Water District, Revenue Bonds, Panther Creek Regional Wastewater System, 5.250% due 6/1/43	$540,752
1,000,000	AAA	Plano Independent School District, GO, Permanent School Fund Guaranteed, 5.000% due 2/15/41	1,100,331
1,000,000	AA	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Cook Children’s Medical Center, 5.250% due 12/1/49	1,072,997
		Texas Water Development Board, Revenue Bonds:
500,000	AAA	5.000% due 10/15/47	522,110
500,000	AAA	State Revolving Fund, 5.000% due 8/1/44	541,122

		Total Texas	9,644,562

Virginia - 2.3%
500,000	AA+	Albemarle County Economic Development Authority, Revenue Bonds, Series A, 5.000% due 6/1/38	559,909
225,000	AAA	Prince William County Service Authority, Revenue Bonds, 5.000% due 7/15/31	254,815
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	82,218
1,000,000	AA+	Virginia Public Building Authority, Revenue Bonds, Series A, 5.000% due 8/1/42	1,103,086

		Total Virginia	2,000,028

Washington - 2.1%
		Pierce County School District No 10 Tacoma, GO, School Bonds Guaranty Program:
1,000,000	AA+	5.000% due 12/1/48	1,060,950
370,000	AA+	5.000% due 12/1/44	397,542
		Washington State Housing Finance Commission, Revenue Bonds:
285,000	Ba2(a)	Spokane Int Acad Project, Series A, 4.000% due 7/1/26(d)	283,421
100,000	BB(e)	Transforming Age Projects, Series A, 5.000% due 1/1/26(d)	100,061

		Total Washington	1,841,974

		TOTAL MUNICIPAL BONDS (Cost - $75,137,750)	76,480,757

SHORT-TERM INVESTMENTS - 11.4%
TIME DEPOSIT - 11.4%
9,938,287		JPMorgan Chase & Co. - New York, 3.220% due 12/1/25 (Cost - $9,938,287)	9,938,287

		TOTAL INVESTMENTS - 99.0% (Cost - $85,076,037)	86,419,044

		Other Assets in Excess of Liabilities - 1.0%	871,955

		TOTAL NET ASSETS - 100.0%	$87,290,999

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $1,648,544 and represents 1.9% of net assets.

(e)	Rating by Fitch Ratings Service.

At November 30, 2025, for Municipal Bond Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Municipal Bond Fund	$ 85,076,037	$ 1,784,164	$ (441,157)	$ 1,343,007

Abbreviations used in this schedule:
AMT	—	Alternative Minimum Tax
GO	—	General Obligation

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Summary of Investments by Industry^
General Obligation	31.7%
Water and Sewer	12.2
School District	10.1
Health Care Providers & Services	7.9
Airport	7.2
Utilities	3.3
Single Family Housing	2.5
Transportation	2.4
Higher Education	1.9
Development	2.0
Bond Bank	1.8
Education	1.9
Tobacco Settlement	1.7
Power	1.2
Multifamily Housing	0.6
Nursing Homes	0.1
Short-Term Investments	11.5

Total Investments	100.0%

^	As a percentage of total investments.

See pages 268-270 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 113.5%
	U.S. Treasury Inflation Indexed Bonds:
$ 2,165,881	1.750% due 1/15/28	$2,189,087
2,994,167	3.625% due 4/15/28	3,158,389
1,651,989	2.500% due 1/15/29	1,714,524
2,463,760	3.875% due 4/15/29	2,672,134
43,917	3.375% due 4/15/32	49,019
871,583	2.125% due 2/15/40	877,275
964,061	2.125% due 2/15/41	961,152
2,012,388	0.750% due 2/15/42	1,598,728
1,822,409	0.625% due 2/15/43	1,385,961
2,327,379	1.375% due 2/15/44	1,990,657
2,648,256	0.750% due 2/15/45	1,978,312
2,042,477	1.000% due 2/15/46	1,578,299
1,870,287	0.875% due 2/15/47	1,383,865
1,211,760	1.000% due 2/15/48	909,056
1,548,912	1.000% due 2/15/49	1,144,865
1,212,816	0.250% due 2/15/50	719,929
1,497,048	0.125% due 2/15/51	834,601
1,050,093	0.125% due 2/15/52	573,289
2,185,340	1.500% due 2/15/53	1,752,807
1,799,127	2.125% due 2/15/54	1,662,583
1,441,048	2.375% due 2/15/55(g)	1,407,684
	U.S. Treasury Inflation Indexed Notes:
1,857,765	0.125% due 4/15/26	1,846,211
6,280,518	0.125% due 7/15/26(g)	6,246,364
4,397,894	0.125% due 10/15/26	4,360,692
5,284,278	0.375% due 1/15/27	5,225,563
2,875,900	0.125% due 4/15/27	2,826,221
3,996,618	0.375% due 7/15/27	3,955,277
6,578,700	1.625% due 10/15/27(g)	6,646,848
5,369,747	0.500% due 1/15/28(g)	5,287,351
1,082,850	1.250% due 4/15/28	1,081,890
4,671,123	0.750% due 7/15/28	4,630,931
5,938,352	2.375% due 10/15/28(g)	6,147,049
3,202,937	0.875% due 1/15/29	3,166,478
1,155,099	2.125% due 4/15/29	1,186,055
3,513,454	0.250% due 7/15/29	3,400,364
4,438,632	1.625% due 10/15/29	4,508,526
2,449,095	0.125% due 1/15/30	2,335,585
2,448,792	1.625% due 4/15/30	2,478,786
2,748,978	0.125% due 7/15/30	2,612,057
2,008,240	1.125% due 10/15/30	1,993,695
5,502,401	0.125% due 1/15/31	5,168,434
5,950,184	0.125% due 7/15/31(g)	5,560,199
4,452,498	0.125% due 1/15/32	4,107,204
9,502,065	0.625% due 7/15/32(a)	9,009,438
11,012,939	1.125% due 1/15/33(a)	10,686,518
7,165,315	1.375% due 7/15/33(a)	7,063,605
2,324,586	1.750% due 1/15/34	2,338,405
4,243,951	1.875% due 7/15/34(a)	4,311,398
4,631,355	2.125% due 1/15/35	4,769,459
3,338,049	1.875% due 7/15/35(a)(g)	3,369,185

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $160,514,714)	156,862,004

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 14.3%
FHLMC - 3.1%
		Federal Home Loan Mortgage Corp. (FHLMC):
$ 83,127		3.000% due 7/1/52	$74,047
307,616		6.500% due 10/1/53	319,987
3,538,682		6.000% due 3/1/54	3,629,898
293,567		5.000% due 7/1/54	293,356

		Total FHLMC	4,317,288

FNMA - 8.4%
		Federal National Mortgage Association (FNMA):
31,959		4.000% due 3/1/50	30,913
162,329		3.000% due 5/1/52	144,642
77,922		4.500% due 10/1/52	76,728
1,640,378		5.500% due 5/1/54	1,662,239
7,800,000		4.500% due 1/1/56(f)	7,630,152
2,000,000		6.500% due 1/1/56(f)	2,073,061

		Total FNMA	11,617,735

GNMA - 2.8%
4,217,114		Government National Mortgage Association II (GNMA), 3.500% due 11/20/52 - 10/20/54	3,873,435

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $19,643,866)	19,808,458

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Asset-Backed Securities - 2.0%
72,577	CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 5.044% (1-Month Term SOFR + 1.089%) due 6/25/34(b)	83,948
		Credit-Based Asset Servicing & Securitization LLC:
119,062	CCC	Series 2005-CB3, Class M4, 3.716% (1-Month Term SOFR + 1.164%) due 6/25/35(b)	116,938
603,416	Caa2(d)	Series 2007-CB6, Class A3, 4.326% (1-Month Term SOFR + 0.334%) due 7/25/37(b)(c)	407,532
		CWABS Asset-Backed Certificates Trust:
149,011	Caa1(d)	Series 2004-7, Class MV5, 5.794% (1-Month Term SOFR + 1.839%) due 11/25/34(b)	138,831
204,038	CC	Series 2007-1, Class 1A, 4.209% (1-Month Term SOFR + 0.254%) due 7/25/37(b)	189,977
43,250	D	Series 2007-6, Class 1A, 4.469% (1-Month Term SOFR + 0.514%) due 9/25/37(b)	40,683
222,196	CCC	Series 2007-8, Class 1A1, 4.259% (1-Month Term SOFR + 0.304%) due 11/25/37(b)	214,815
390,261	BB	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 5.169% (1-Month Term SOFR + 1.214%) due 5/25/37(b)(c)	384,355
16,992	Caa1(d)	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	8,910
142,857	Caa2(d)	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 4.309% (1-Month Term SOFR + 0.354%) due 8/25/36(b)	57,634
		Option One Mortgage Loan Trust:
77,100	Caa1(d)	Series 2007-1, Class 1A1, 4.349% (1-Month Term SOFR + 0.394%) due 1/25/37(b)	50,724
70,014	Caa1(d)	Series 2007-2, Class 1A1, 4.349% (1-Month Term SOFR + 0.394%) due 3/25/37(b)	47,331
38,576	AA-	RASC Trust, Series 2006-KS3, Class M1, 4.564% (1-Month Term SOFR + 0.444%) due 4/25/36(b)	38,436
700,000	Aaa(d)	Romark Credit Funding Ltd., Series 2025-4A, Class A, 5.423% due 7/29/43(c)	702,190
86,123	Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-HE2, Class A2C, 4.369% (1-Month Term SOFR + 0.414%) due 7/25/36(b)	33,797
		Soundview Home Loan Trust:
177,893	Caa1(d)	Series 2007-OPT1, Class 1A1, 4.269% (1-Month Term SOFR + 0.314%) due 6/25/37(b)	123,967
40,674	CCC	Series 2007-OPT2, Class 2A3, 4.249% (1-Month Term SOFR + 0.294%) due 7/25/37(b)	37,589

		Total Asset-Backed Securities	2,677,657

Mortgage Securities - 6.7%
		Alternative Loan Trust:
136,045	Caa1(d)	Series 2006-HY11, Class A1, 4.309% (1-Month Term SOFR + 0.354%) due 6/25/36(b)	131,339
23,443	WR(d)	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	19,770
331,310	Caa1(d)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(b)	274,887
9,012	WR(d)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 6.564% due 5/25/33(b)	8,598
14,204	WR(d)	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 4.429% (1-Month Term SOFR + 0.474%) due 3/25/35(b)(c)	14,296
		CHL Mortgage Pass-Through Trust:
383,169	WR(d)	Series 2005-HYB6, Class 2A1, 4.739% due 10/20/35(b)	362,476
36,288	WR(d)	Series 2005-HYB9, Class 2A1, 6.449% (1-Year Term SOFR + 2.465%) due 2/20/36(b)	34,436
79,092	WR(d)	Series 2006-6, Class A4, 6.000% due 4/25/36	37,499
116,414	WD(e)	Series 2007-1, Class A1, 6.000% due 3/25/37	50,987

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.7%
Mortgage Securities - 6.7% - (continued)
			Citigroup Mortgage Loan Trust:
$ 2,562		WR(d)	Series 2004-HYB2, Class 2A, 6.748% due 3/25/34(b)	$2,389
99,809		Caa1(d)	Series 2007-AR4, Class 1A1A, 4.625% due 3/25/37(b)	83,506
11,826		WR(d)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	11,773
12,770		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 4.219% (1-Month Term SOFR + 0.264%) due 9/29/36(b)(c)	12,774
661,867		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2025-47, Class FJ, 5.102% (30-Day Average SOFR + 1.030%) due 6/25/55(b)	665,629
117,617		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	117,163
			Government National Mortgage Association (GNMA):
200,445		NR	Series 2018-H15, Class FG, 4.927% (1-Year Term SOFR + 0.865%) due 8/20/68(b)	201,483
477,235		NR	Series 2023-H11, Class FC, 5.199% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	485,823
2,497,999		NR	Series 2023-H19, Class FA, 4.999% (30-Day Average SOFR + 0.900%) due 8/20/73(b)	2,518,333
1,397,303		NR	Series 2025-H22, Class F, 4.879% (30-Day Average SOFR + 0.780%) due 10/20/75(b)(h)	1,401,372
1,397,438		NR	Government National Mortgage Association II (GNMA), Series 2025-159, Class FJ, 5.269% (30-Day Average SOFR + 1.170%) due 9/20/55(b)	1,400,783
2,533		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 4.754% (1-Month Term SOFR + 0.794%) due 6/20/35(b)	2,400
31,993		CCC	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 4.709% (1-Month Term SOFR + 0.754%) due 7/25/45(b)	24,633
90,261		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 4.529% (1-Month Term SOFR + 0.574%) due 3/25/36(b)	86,371
55,130		BBB-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.456% (1-Month Term SOFR + 1.497%) due 12/15/31(b)(c)	54,973
159,528		WD(e)	Lehman XS Trust, Series 2007-20N, Class A1, 6.369% (1-Month Term SOFR + 2.414%) due 12/25/37(b)	162,244
600,000		Aaa(d)	LUX Trust LION, Class A, 6.649% (1-Month Term SOFR + 2.690%) due 8/15/40(b)(c)	606,771
2,258		WR(d)	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 4.553% (1-Month Term SOFR + 0.594%) due 6/15/30(b)	2,225
			New Residential Mortgage Loan Trust:
24,522		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(b)(c)	24,121
110,222		Aaa(d)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	106,881
506,094		WD(e)	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	151,689
404,308		Caa3(d)	Securitized Asset-Backed Receivables LLC Trust, Series 2006-FR3, Class A3, 4.569% (1-Month Term SOFR + 0.614%) due 5/25/36(b)	219,902
24,930		WR(d)	Sequoia Mortgage Trust, Series 6, Class A, 4.713% (1-Month Term SOFR + 0.754%) due 4/19/27(b)	24,736
			WaMu Mortgage Pass-Through Certificates Trust:
3,211		WR(d)	Series 2002-AR2, Class A, 4.206% (11th District Cost of Funds Index + 1.250%) due 2/27/34(b)	3,142
1,774		WR(d)	Series 2002-AR17, Class 1A, 5.278% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(b)	1,725

			Total Mortgage Securities	9,307,129

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,815,961)	11,984,786

COLLATERALIZED LOAN OBLIGATIONS - 5.7%
Other ABS - 5.7%
300,000	EUR	AAA	Arbour CLO VI DAC, Series 6A, Class AR, 3.214% (3-Month EURIBOR + 1.150%) due 11/15/37(b)(c)	348,323
			BlueMountain CLO Ltd.:
59,604		AAA	Series 2016-3A, Class A1R2, 5.052% (3-Month Term SOFR + 1.200%) due 11/15/30(b)(c)	59,634
700,000		AAA	Series 2022-34A, Class AR, 5.034% (3-Month Term SOFR + 1.150%) due 4/20/35(b)(c)	699,740
148,386	EUR	Aaa(d)	Cairn CLO X DAC, Series 2018-10A, Class AR, 2.789% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	172,216
500,000		AAA	Canyon CLO Ltd., Series 2020-1A, Class AR2, 4.985% (3-Month Term SOFR + 1.080%) due 7/15/34(b)(c)	500,180
36,859	EUR	Aaa(d)	Carlyle Global Markets Strategies Euro CLO Ltd., Series 2014-2A, Class AR-1, 2.814% (3-Month EURIBOR + 0.750%) due 11/15/31(b)(c)	42,695
477,685	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 2.906% (3-Month EURIBOR + 0.880%) due 4/15/34(b)(c)	553,596
700,000	EUR	AAA	Dunedin Park CLO DAC, Series 1A, Class AR, 3.031% (3-Month EURIBOR + 0.980%) due 11/20/34(b)(c)	810,602
700,000		Aaa(d)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.994% (3-Month Term SOFR + 1.110%) due 4/20/35(b)(c)	699,602
700,000	EUR	AAA	Hayfin Emerald CLO VI DAC, Series 6A, Class AR, 3.259% (3-Month EURIBOR + 1.250%) due 10/15/38(b)(c)	812,440
24,432		Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.176% (3-Month Term SOFR + 1.292%) due 4/20/31(b)(c)	24,445
297,752	EUR	Aaa(d)	Man GLG Euro CLO V DAC, Series 5A, Class A1R, 2.704% (3-Month EURIBOR + 0.690%) due 12/15/31(b)(c)	345,241
700,000		Aaa(d)	Northwoods Capital 25 Ltd., Series 2021-25A, Class AR, 5.004% (3-Month Term SOFR + 1.120%) due 7/20/34(b)(c)	700,000
258,589	EUR	Aaa(d)	Palmer Square European Loan Funding DAC, Series 2023-3A, Class AR, 3.034% (3-Month EURIBOR + 0.970%) due 5/15/33(b)(c)	300,158
455,139	EUR	Aaa(d)	St Paul’s CLO IV DAC, Series 4A, Class ARR1, 2.895% (3-Month EURIBOR + 0.830%) due 4/25/30(b)(c)	526,335
700,000		Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 5.433% (3-Month Term SOFR + 1.150%) due 10/15/35(b)(c)	700,245
224,099		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.024% (3-Month Term SOFR + 1.140%) due 1/20/32(b)(c)	224,245
340,643		AAA	Tralee CLO VI Ltd., Series 2019-6A, Class A1RR, 5.078% (3-Month Term SOFR + 1.220%) due 10/25/32(b)(c)	340,832

			TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $7,616,058)	7,860,529

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 3.0%
Canada - 0.3%
			Canadian Government Real Return Bonds:
563,274	CAD	AAA	4.250% due 12/1/26	$417,864
63,440	CAD	AAA	0.500% due 12/1/50	34,905

			Total Canada	452,769

France - 0.9%
			French Republic Government Bonds OAT:
735,090	EUR	A+u(e)	0.100% due 3/1/26(c)	849,954
245,410	EUR	A+u(e)	0.100% due 7/25/31(c)	271,678
120,479	EUR	A+u(e)	0.100% due 7/25/38(c)	114,782

			Total France	1,236,414

Italy - 0.3%
373,242	EUR	Baa2u(d)	Italy Buoni Poliennali Del Tesoro, 0.400% due 5/15/30(c)	423,487

Japan - 1.5%
			Japanese Government CPI Linked Bonds:
66,712,480	JPY	A1(d)	0.100% due 3/10/28	433,618
154,961,580	JPY	A1(d)	0.100% due 3/10/29	1,008,698
101,642,000	JPY	A1(d)	0.005% due 3/10/35	645,307
			Total Japan	2,087,623

			TOTAL SOVEREIGN BONDS (Cost - $4,966,318)	4,200,293

CORPORATE BONDS & NOTES - 0.1%
Banks - 0.1%
100,000	GBP	BBB+	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	132,273
33,564	DKK	AAA	Nykredit Realkredit AS, Covered Notes, 1.000% due 10/1/50	4,120

			Total Banks	136,393

Diversified Financial Services - 0.0%@
98,592	DKK	AAA	Jyske Realkredit AS, Covered Notes, 1.500% due 10/1/53	12,145
100,000	DKK	AAA	Nordea Kredit Realkreditaktieselskab, Covered Notes, 1.500% due 10/1/53	10,620
			Realkredit Danmark AS, Covered Notes:
17,579	DKK	AAA	1.000% due 10/1/53	2,144
168,855	DKK	AAA	1.500% due 10/1/53	21,428

			Total Diversified Financial Services	46,337

			TOTAL CORPORATE BONDS & NOTES (Cost - $234,086)	182,730

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $205,791,003)	200,898,800

SHORT-TERM INVESTMENTS - 0.7%
TIME DEPOSITS - 0.7%
448	AUD		ANZ National Bank - London, 2.300% due 12/1/25	293
8,297	DKK		BBH - New York, 0.600% due 12/1/25	1,288
			BNP Paribas - Paris:
929	CHF		(0.300)% due 12/1/25	1,156
343,242	SEK		0.660% due 12/1/25	36,330
758	NZD		1.100% due 12/1/25	435
$ 562,413			Citibank - New York, 3.220% due 12/1/25	562,413
37,516	EUR		DNB - Oslo, 0.880% due 12/1/25	43,506
105	SGD		HSBC Bank - Singapore, 0.350% due 12/1/25	81
409,143	NOK		Skandinaviska Enskilda Banken AB - Stockholm, 2.720% due 12/1/25	40,413
375	ZAR		Standard Chartered Bank - Johannesburg, 4.580% due 12/1/25	22
			Sumitomo Mitsui Banking Corp. - Tokyo:
26,946,173	JPY		0.120% due 12/1/25	172,500
45,777	GBP		2.910% due 12/1/25	60,574

			TOTAL SHORT-TERM INVESTMENTS (Cost - $919,011)	919,011

			TOTAL INVESTMENTS - 146.0% (Cost - $206,710,014)	201,817,811

			Liabilities in Excess of Other Assets - (46.0)%	(63,597,644)

			TOTAL NET ASSETS - 100.0%	$138,220,167

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

@	The amount is less than 0.05%.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $11,834,323 and represents 8.6% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)	Rating by Fitch Ratings Service.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	All or a portion of this security was purchased in a sale-buyback transaction. The value of these securities totals $34,664,680 which represents 25.1% of net assets.
(h)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At November 30, 2025, for Inflation-Linked Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$206,710,014	$6,751,398	$ (10,703,760)	$ (3,952,362)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Obligations	77.7%
Mortgage-Backed Securities	9.8
Collateralized Mortgage Obligations	5.9
Collateralized Loan Obligations	3.9
Sovereign Bonds	2.1
Corporate Bonds & Notes	0.1
Short-Term Investments	0.5

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
6,900,000	142,140	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Call	BCLY	1/25/27	2.440%	$40,286
6,900,000	142,140	EUR	OTC 2-Year Swaption, 3-Month EURIBOR, Put	BCLY	1/25/27	2.440%	24,291

			TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $122,966)				$64,577

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$ 32,691,186	Nomura Securities International, Inc., 4.100% due 12/11/25
	(Proceeds — $32,691,186)	$32,691,186

†	Amount denominated in U.S. dollars, unless otherwise noted.

For the period ended November 30, 2025, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $6,660,776 and 4.236%, respectively.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bobl Futures	5	3/26	$678,337	$678,047	$(290)
Euro-BTP Futures	18	12/25	2,478,752	2,533,441	54,689
Euro-Bund Futures	18	3/26	2,699,758	2,697,091	(2,667)
U.S. Treasury 5-Year Note Futures	84	3/26	9,187,496	9,220,312	32,816
U.S. Treasury Long Bond Futures	17	3/26	1,980,898	1,996,437	15,539
U.S. Treasury Ultra Long Bond Futures	13	3/26	1,557,961	1,572,188	14,227
U.S. Ultra Long Bond Futures	44	3/26	5,070,686	5,112,938	42,252

					156,566

Contracts to Sell:
Euro-Buxl 30-Year Bond Futures	12	12/25	1,556,900	1,583,619	(26,719)
Euro-OAT Futures	44	12/25	6,135,488	6,268,372	(132,884)
Japan Government 10-Year Bond Futures	1	12/25	869,471	865,054	4,417
U.S. Treasury 2-Year Note Futures	105	3/26	21,908,906	21,930,234	(21,328)
U.S. Treasury 10-Year Note Futures	127	3/26	14,338,983	14,394,656	(55,673)

					(232,187)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(75,621)

At November 30, 2025, Inflation-Linked Fixed Income Fund had deposited cash of $310,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	841,346	USD	546,719	BNP	$550,871	12/2/25	$4,152
Brazilian Real	9,076,084	USD	1,648,758	JPM	1,675,865	2/3/26	27,107
British Pound	171,541	USD	224,292	BCLY	226,991	1/14/26	2,699
British Pound	344,961	USD	451,041	BCLY	456,469	1/14/26	5,428
British Pound	27,810	USD	37,066	BNP	36,800	12/2/25	(266)
British Pound	118,691	USD	158,348	MLP	157,058	12/2/25	(1,290)
British Pound	185,000	USD	241,996	MLP	244,801	12/2/25	2,805
British Pound	197,499	USD	263,494	SCB	261,340	12/2/25	(2,154)
Canadian Dollar	2,179,902	USD	1,545,482	HSBC	1,559,245	12/2/25	13,763
Chinese Offshore Renminbi	848,000	USD	119,955	BNP	120,106	12/19/25	151
Chinese Offshore Renminbi	848,000	USD	119,941	BNP	120,106	12/19/25	165
Euro	70,000	USD	81,081	BCLY	81,176	12/2/25	95
Euro	77,000	USD	88,717	BNP	89,293	12/2/25	576
Euro	4,693,121	USD	5,434,165	HSBC	5,442,379	12/2/25	8,214
Indian Rupee	13,296,870	USD	150,000	BCLY	148,644	12/22/25	(1,356)
Indian Rupee	1,786,406	USD	20,000	BCLY	19,960	12/31/25	(40)
Indian Rupee	8,866,595	USD	100,000	BNP	99,119	12/22/25	(881)
Indian Rupee	24,908,963	USD	279,898	DUB	277,796	1/30/26	(2,102)
Indian Rupee	13,529,293	USD	151,786	DUB	150,885	1/30/26	(901)
Indian Rupee	68,372,511	USD	768,108	JPM	762,522	1/30/26	(5,586)
Indian Rupee	13,378,404	USD	150,228	JPM	149,202	1/30/26	(1,026)
Indian Rupee	1,772,926	USD	20,000	SCB	19,827	12/15/25	(173)
Indian Rupee	1,786,260	USD	20,000	SCB	19,959	12/31/25	(41)
Indonesian Rupiah	1,785,791,187	USD	107,288	BNP	107,209	12/17/25	(79)
Indonesian Rupiah	2,689,951,257	USD	161,473	BNP	161,490	12/17/25	17
Indonesian Rupiah	1,468,504,661	USD	87,285	BNP	88,161	12/17/25	876
Indonesian Rupiah	1,502,878,854	USD	89,782	SCB	90,225	12/17/25	443
Japanese Yen	20,327,902	USD	130,032	HSBC	130,132	12/2/25	100
Japanese Yen	73,240,659	USD	468,141	HSBC	468,860	12/2/25	719
Japanese Yen	115,497,327	USD	739,491	SCB	739,372	12/2/25	(119)
Japanese Yen	76,789,171	USD	490,321	SCB	491,577	12/2/25	1,256
Korean Won	263,754,000	USD	180,000	BCLY	179,868	12/22/25	(132)
Korean Won	174,944,603	USD	119,999	BNP	119,304	12/22/25	(695)
Mexican Peso	3,118,000	USD	168,378	BCLY	168,390	3/18/26	12
Mexican Peso	2,258,000	USD	121,576	BCLY	123,117	12/17/25	1,541
Mexican Peso	1,887,000	USD	101,699	BNP	102,088	3/2/26	389
Mexican Peso	9,730,735	USD	523,969	DUB	528,054	1/29/26	4,085
Mexican Peso	44,853	USD	2,417	HSBC	2,445	12/17/25	28
Mexican Peso	1,912,000	USD	102,118	HSBC	104,252	12/17/25	2,134
Mexican Peso	1,070,357	USD	57,658	JPM	57,923	2/27/26	265
Mexican Peso	2,582,000	USD	139,655	JPM	140,784	12/17/25	1,129
Mexican Peso	3,075,822	USD	165,118	JPM	167,709	12/17/25	2,591
Mexican Peso	3,670,000	USD	198,460	MLP	198,661	2/24/26	201
Mexican Peso	3,157,000	USD	170,285	MLP	170,908	2/23/26	623
New Taiwan Dollar	4,355,540	USD	140,000	BCLY	138,990	12/22/25	(1,010)
New Taiwan Dollar	1,880,340	USD	60,000	BCLY	60,042	12/31/25	42
New Taiwan Dollar	2,856,977	USD	92,000	BNP	91,169	12/22/25	(831)
New Taiwan Dollar	1,873,740	USD	60,000	SCB	59,831	12/31/25	(169)
New Zealand Dollar	358,795	USD	203,508	BNP	205,769	12/2/25	2,261
Norwegian Krone	521,689	USD	51,015	JPM	51,529	12/2/25	514
Polish Zloty	2,113,101	USD	580,036	BCLY	578,331	1/23/26	(1,705)
Polish Zloty	304,465	USD	82,692	BNP	83,332	1/16/26	640
Polish Zloty	109,000	USD	29,803	JPM	29,834	1/16/26	31
Polish Zloty	182,781	USD	49,742	JPM	50,028	1/16/26	286
Polish Zloty	512,285	USD	138,722	JPM	140,207	1/23/26	1,485
Polish Zloty	146,000	USD	40,100	MLP	39,961	1/16/26	(139)
Polish Zloty	146,000	USD	39,987	MLP	39,961	1/16/26	(26)
Polish Zloty	145,000	USD	39,583	MLP	39,687	1/16/26	104
Polish Zloty	184,000	USD	50,239	MLP	50,362	1/16/26	123
Polish Zloty	178,743	USD	48,781	MLP	48,923	1/16/26	142
Singapore Dollar	2,074,304	USD	1,593,534	HSBC	1,600,666	12/2/25	7,132
Swiss Franc	44,346	USD	55,306	BNP	55,484	1/14/26	178
Swiss Franc	275,566	USD	344,042	MLP	342,914	12/2/25	(1,128)
Thai Baht	105,486	USD	3,261	BCLY	3,293	1/21/26	32
Thai Baht	305	USD	9	BNP	9	12/8/25	–
Thai Baht	982,734	USD	30,514	BNP	30,608	12/8/25	94

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy: (continued)
Thai Baht	303	USD	9	HSBC	$9	12/8/25	$–
Thai Baht	901	USD	28	HSBC	28	1/21/26	–
Thai Baht	237,841	USD	7,343	HSBC	7,426	1/21/26	83
Thai Baht	1,638,657	USD	50,515	JPM	51,037	12/8/25	522
Turkish Lira	30,045,460	USD	680,000	BCLY	697,114	12/19/25	17,114

							90,498

Contracts to Sell:
Australian Dollar	841,346	USD	546,887	BNP	551,049	1/14/26	(4,162)
Australian Dollar	1,615,000	USD	1,056,070	HSBC	1,057,421	12/2/25	(1,351)
Australian Dollar	773,654	USD	505,569	JPM	506,713	1/14/26	(1,144)
British Pound	344,961	USD	451,035	BCLY	456,470	12/2/25	(5,435)
British Pound	171,541	USD	224,289	BCLY	226,992	12/2/25	(2,703)
Canadian Dollar	2,175,155	USD	1,545,482	HSBC	1,559,406	1/14/26	(13,924)
Canadian Dollar	2,180,830	USD	1,561,254	SCB	1,559,908	12/2/25	1,346
Chinese Offshore Renminbi	1,595,926	USD	224,587	DUB	226,038	12/19/25	(1,451)
Chinese Offshore Renminbi	1,370,000	USD	192,656	JPM	194,039	12/19/25	(1,383)
Chinese Offshore Renminbi	1,412,482	USD	198,760	JPM	200,056	12/19/25	(1,296)
Chinese Offshore Renminbi	3,989,609	USD	561,504	SCB	565,065	12/19/25	(3,561)
Chinese Offshore Renminbi	3,496,181	USD	492,170	SCB	495,178	12/19/25	(3,008)
Danish Krone	130,825	USD	20,414	JPM	20,314	12/2/25	100
Danish Krone	197,005	USD	30,700	MLP	30,591	12/2/25	109
Euro	70,000	USD	81,273	BCLY	81,370	1/14/26	(97)
Euro	43,000	USD	49,898	BCLY	49,985	1/14/26	(87)
Euro	4,654,121	USD	5,395,634	BNP	5,397,152	12/2/25	(1,518)
Euro	43,000	USD	49,817	BNP	49,865	12/2/25	(48)
Euro	4,693,121	USD	5,447,038	HSBC	5,455,430	1/14/26	(8,392)
Euro	67,000	USD	77,270	MLP	77,697	12/2/25	(427)
Euro	70,000	USD	81,068	MLP	81,175	12/2/25	(107)
Euro	49,000	USD	56,964	MLP	56,823	12/2/25	141
Indian Rupee	5,305,442	USD	59,596	JPM	59,169	1/30/26	427
Indonesian Rupiah	609,130,066	USD	36,354	BCLY	36,569	12/17/25	(215)
Indonesian Rupiah	575,136,273	USD	34,589	BCLY	34,528	12/17/25	61
Indonesian Rupiah	836,100,000	USD	50,310	BCLY	50,195	12/17/25	115
Indonesian Rupiah	1,890,217,908	USD	113,004	DUB	113,479	12/17/25	(475)
Indonesian Rupiah	2,644,390,137	USD	158,827	JPM	158,755	12/17/25	72
Indonesian Rupiah	1,154,463,138	USD	69,451	MLP	69,308	12/17/25	143
Indonesian Rupiah	414,955,925	USD	24,947	SCB	24,912	12/17/25	35
Israeli New Shekel	295,000	USD	90,628	BCLY	90,590	1/15/26	38
Israeli New Shekel	202,000	USD	61,971	HSBC	62,031	1/15/26	(60)
Israeli New Shekel	230,000	USD	70,151	JPM	70,629	1/15/26	(478)
Israeli New Shekel	227,939	USD	69,664	JPM	69,996	1/15/26	(332)
Israeli New Shekel	114,150	USD	35,022	JPM	35,054	1/15/26	(32)
Japanese Yen	3,779,502	USD	24,285	BNP	24,307	1/14/26	(22)
Japanese Yen	72,917,408	USD	468,141	HSBC	468,954	1/14/26	(813)
Japanese Yen	20,238,648	USD	130,032	HSBC	130,161	1/14/26	(129)
Japanese Yen	82,400,000	USD	531,410	MLP	527,495	12/2/25	3,915
Japanese Yen	207,251,498	USD	1,365,687	MLP	1,326,749	12/2/25	38,938
Japanese Yen	76,450,261	USD	490,321	SCB	491,674	1/14/26	(1,353)
Japanese Yen	114,983,381	USD	739,491	SCB	739,492	1/14/26	(1)
Korean Won	110,713,952	USD	75,631	DUB	75,570	1/8/26	61
Korean Won	28,189,940	USD	19,276	MLP	19,242	1/8/26	34
Korean Won	28,399,048	USD	19,591	MLP	19,384	1/8/26	207
Korean Won	181,968,229	USD	124,704	MLP	124,205	1/8/26	499
Mexican Peso	187,000	USD	9,846	BCLY	10,196	12/17/25	(350)
Mexican Peso	9,685,569	USD	523,969	DUB	528,106	12/17/25	(4,137)
Mexican Peso	45,184	USD	2,417	HSBC	2,445	2/25/26	(28)
New Taiwan Dollar	2,483,554	USD	81,979	BNP	79,426	1/22/26	2,553
New Taiwan Dollar	1,826,384	USD	60,857	BNP	58,253	12/15/25	2,604
New Taiwan Dollar	2,856,054	USD	94,011	BNP	91,339	1/22/26	2,672
New Taiwan Dollar	2,427,790	USD	80,457	BNP	77,643	1/22/26	2,814
New Taiwan Dollar	4,588,654	USD	150,290	BNP	146,749	1/22/26	3,541
New Taiwan Dollar	4,398,848	USD	145,009	BNP	140,678	1/22/26	4,331
New Taiwan Dollar	7,231,552	USD	236,287	BNP	231,271	1/22/26	5,016
New Taiwan Dollar	4,963,531	USD	163,959	BNP	158,737	1/22/26	5,222
New Taiwan Dollar	9,316,741	USD	305,517	MLP	297,956	1/22/26	7,561
New Taiwan Dollar	10,086,980	USD	331,068	SCB	322,589	1/22/26	8,479
New Zealand Dollar	88,000	USD	50,248	BCLY	50,468	12/2/25	(220)
New Zealand Dollar	323,685	USD	185,878	BCLY	185,993	1/14/26	(115)
New Zealand Dollar	358,795	USD	203,877	BNP	206,168	1/14/26	(2,291)
New Zealand Dollar	48,000	USD	27,053	BNP	27,528	12/2/25	(475)
New Zealand Dollar	184,480	USD	105,772	BNP	105,799	12/2/25	(27)
New Zealand Dollar	233,000	USD	130,625	HSBC	133,626	12/2/25	(3,001)
New Zealand Dollar	89,000	USD	50,456	JPM	51,042	12/2/25	(586)
New Zealand Dollar	40,000	USD	22,476	JPM	22,940	12/2/25	(464)
Norwegian Krone	521,762	USD	51,015	JPM	51,529	1/14/26	(514)
Norwegian Krone	522,955	USD	52,026	MLP	51,655	12/2/25	371
Peruvian Sol	187,548	USD	52,878	MLP	55,782	12/17/25	(2,904)
Polish Zloty	477,000	USD	129,918	JPM	130,556	1/16/26	(638)
Polish Zloty	322,000	USD	87,781	JPM	88,132	1/16/26	(351)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Polish Zloty	255,004	USD	69,742	JPM	$69,795	1/16/26	$(53)
Polish Zloty	256,063	USD	70,144	JPM	70,085	1/16/26	59
Singapore Dollar	2,067,647	USD	1,593,534	HSBC	1,600,838	1/14/26	(7,304)
Singapore Dollar	2,074,941	USD	1,606,332	MLP	1,601,158	12/2/25	5,174
South African Rand	52,000	USD	3,024	BCLY	3,039	12/4/25	(15)
Swiss Franc	44,572	USD	55,306	BNP	55,465	12/2/25	(159)
Swiss Franc	32,000	USD	39,693	BNP	39,821	12/2/25	(128)
Swiss Franc	71,000	USD	88,670	BNP	88,353	12/2/25	317
Swiss Franc	33,000	USD	40,961	JPM	41,065	12/2/25	(104)
Swiss Franc	24,000	USD	30,088	JPM	29,865	12/2/25	223
Swiss Franc	104,000	USD	129,151	MLP	129,418	12/2/25	(267)
Swiss Franc	32,815	USD	40,945	MLP	41,057	1/14/26	(112)
Thai Baht	1,630,880	USD	50,468	BCLY	50,795	12/8/25	(327)
Thai Baht	648,313	USD	20,019	MLP	20,241	1/21/26	(222)

							18,382

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$108,880

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EURIBOR	2.750%	3/18/36	12-Month	EUR	4,500,000	$(18,077)	$(18,964)	$887
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,100,000	689,501	–	689,501
Receive	6-Month EURIBOR	3.000%	3/18/56	12-Month	EUR	50,000	1,074	(769)	1,843
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	453	(1,139)	1,592
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.500%	12/15/31	12-Month	JPY	75,000,000	22,982	1,442	21,540
Receive	Bank of Japan Uncollateralized Overnight Call Rate	0.550%	9/14/28	12-Month	JPY	90,000,000	7,993	(1,033)	9,026
Pay	SOFR	2.340%	11/21/28	6-Month	USD	4,130,000	(141,816)	–	(141,816)
Receive	SOFR	2.237%	11/21/53	6-Month	USD	810,000	278,105	–	278,105
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	282,548	27,102	255,446
Receive	SOFR	3.250%	6/18/34	12-Month	USD	2,600,000	65,844	115,634	(49,790)
Receive	SOFR	3.250%	3/19/55	12-Month	USD	3,100,000	412,581	405,813	6,768
Receive	SOFR	3.300%	2/28/30	12-Month	USD	1,000,000	(1,026)	(165)	(861)
Receive	SOFR	3.325%	2/28/30	12-Month	USD	1,800,000	(3,625)	(14,021)	10,396
Receive	SOFR	3.500%	6/20/54	12-Month	USD	700,000	60,296	18,675	41,621
Receive	SOFR	3.700%	5/15/35	12-Month	USD	925,000	(9,217)	(10,565)	1,348
Receive	SOFR	4.100%	11/15/53	12-Month	USD	998,700	(20,678)	(25,090)	4,412
Receive	SOFR	4.250%	12/20/25	12-Month	USD	7,740,000	8,654	(28,248)	36,902
Pay	Sterling Overnight Index Average	3.750%	9/17/30	12-Month	GBP	5,300,000	35,589	(25,628)	61,217
Pay	Sterling Overnight Index Average	3.750%	3/18/31	12-Month	GBP	2,400,000	16,181	10,410	5,771

							$1,687,362	$453,454	$1,233,908

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	1.636%	6/15/27	EUR	2,100,000	$7,605	$–	$7,605
Pay	2-Year EUR Inflation Linked	2.000%	2/15/27	EUR	300,000	(818)	(30)	(788)
Pay	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	3,641	100	3,541
Receive	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	740,000	(155,577)	(8,957)	(146,620)
Pay	10-Year EUR Inflation Linked	2.034%	9/15/34	EUR	500,000	(5,972)	(2,239)	(3,733)
Receive	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	436	–	436
Receive	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	11,411	–	11,411
Receive	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	10,846	(2,478)	13,324
Receive	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	31,801	1,337	30,464
Receive	30-Year EUR Inflation Linked	2.736%	10/15/53	EUR	100,000	17,190	1,308	15,882
Receive	30-Year EUR Inflation Linked	2.763%	9/15/53	EUR	100,000	18,117	(974)	19,091
Pay	2-Year GBP Inflation Linked	3.365%	9/15/27	GBP	500,000	(3,972)	–	(3,972)
Receive	10-Year GBP Inflation Linked	3.466%	9/15/34	GBP	300,000	10,809	–	10,809
Receive	10-Year GBP Inflation Linked	3.500%	8/15/34	GBP	600,000	24,804	3,390	21,414
Receive	1-Year USD Inflation Linked	2.700%	1/14/26	USD	200,000	(754)	–	(754)
Receive	1-Year USD Inflation Linked	2.820%	2/5/26	USD	700,000	(1,627)	–	(1,627)
Receive	1-Year USD Inflation Linked	2.842%	2/13/26	USD	800,000	(1,613)	–	(1,613)
Receive	1-Year USD Inflation Linked	3.043%	2/21/26	USD	400,000	89	–	89
Receive	1-Year USD Inflation Linked	3.323%	4/23/26	USD	400,000	2,069	–	2,069
Receive	1-Year USD Inflation Linked	3.434%	8/27/26	USD	1,400,000	7,528	–	7,528
Receive	1-Year USD Inflation Linked	3.435%	8/1/26	USD	100,000	483	–	483
Pay	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	50,686	81	50,605
Pay	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	48,741	–	48,741
Pay	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	28,455	–	28,455
Pay	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	105,543	5,868	99,675
Pay	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	118,146	1,693	116,453
Pay	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	7,952	–	7,952
Pay	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	7,107	–	7,107
Receive	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(179,998)	(50,027)	(129,971)
Receive	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(211,669)	(8,764)	(202,905)
Receive	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(245,816)	9,233	(255,049)
Pay	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	283,802	1,035	282,767
Receive	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(109,704)	59,292	(168,996)
Receive	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(39,318)	24,122	(63,440)
Receive	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(58,516)	36,670	(95,186)
Receive	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(59,393)	37,569	(96,962)

						$(277,486)	$108,229	$(385,715)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $710,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
DUB	—	Deutsche Bank AG
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
SCB	—	Standard Chartered Bank

See pages 268-270 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At November 30, 2025, Inflation-Linked Fixed Income Fund was involved in the following sale-buyback transactions:

Counterparty	Borrowing Date	Maturity Date	Borrowing Rate	Amount Borrowed
BNP Paribas SA	11/14/25	12/2/25	4.180%	$519,594
BNP Paribas SA	11/14/25	12/2/25	4.180%	6,252,487
BNP Paribas SA	11/14/25	12/2/25	4.180%	6,663,429
BNP Paribas SA	11/14/25	12/2/25	4.180%	6,161,931
BNP Paribas SA	11/14/25	12/2/25	4.180%	1,411,296
BNP Paribas SA	11/14/25	12/2/25	4.180%	1,432,028
BNP Paribas SA	11/21/25	12/8/25	4.201%	1,132,378

				$23,573,143

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 54.3%
Aerospace/Defense - 0.9%
$ 2,800,000	BBB-	Boeing Co. (The), Senior Unsecured Notes, 2.196% due 2/4/26	$2,788,817

Agriculture - 0.7%
1,600,000	BBB+	BAT International Finance PLC, Company Guaranteed Notes, 1.668% due 3/25/26	1,587,339
		Imperial Brands Finance PLC, Company Guaranteed Notes:
361,000	BBB	3.500% due 7/26/26	359,335
300,000	BBB	3.500% due 7/26/26(a)	298,617

		Total Agriculture	2,245,291

Airlines - 0.7%
307,392	BBB+	American Airlines Class A Pass Through Trust, Pass-Thru Certificates, 3.700% due 10/1/26	305,943
2,100,000	BBB-	United Airlines Inc., Senior Secured Notes, 4.375% due 4/15/26(a)	2,098,959

		Total Airlines	2,404,902

Auto Manufacturers - 5.3%
2,900,000	A-	American Honda Finance Corp., Senior Unsecured Notes, 4.784% (SOFR + 0.730%) due 8/13/27(b)	2,907,307
1,100,000	A	BMW U.S. Capital LLC, Company Guaranteed Notes, 5.035% (SOFR + 0.920%) due 3/21/28(a)(b)	1,107,636
300,000	BBB-	Ford Motor Co., Senior Unsecured Notes, 7.500% due 8/1/26	304,249
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
600,000	BBB-	6.950% due 6/10/26	606,196
400,000	BBB-	4.542% due 8/1/26	399,467
800,000	BBB-	5.125% due 11/5/26	804,010
1,000,000	BBB-	4.271% due 1/9/27	995,714
500,000	BBB	General Motors Financial Co., Inc., Senior Unsecured Notes, 5.398% (SOFR + 1.350%) due 5/8/27(b)	502,498
		Hyundai Capital America, Senior Unsecured Notes:
700,000	A-	5.592% (SOFR + 1.500%) due 1/8/27(a)(b)	706,425
500,000	A-	5.100% (SOFR + 0.990%) due 3/25/27(a)(b)	501,868
1,500,000	A-	5.151% (SOFR + 1.040%) due 6/24/27(b)	1,505,892
1,100,000	A-	5.017% (SOFR + 0.920%) due 1/7/28(b)	1,102,345
3,400,000	A	Mercedes-Benz Finance North America LLC, Company Guaranteed Notes, 4.696% (SOFR + 0.630%) due 7/31/26(a)(b)(c)	3,405,498
		Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes:
400,000	BB-	2.000% due 3/9/26(a)	398,737
300,000	BB-	1.850% due 9/16/26(a)	291,779
200,000	BBB	Stellantis Finance U.S. Inc., Company Guaranteed Notes, 5.350% due 3/17/28(a)	203,192
		Toyota Motor Credit Corp., Senior Unsecured Notes:
167,000	A+	4.541% (SOFR + 0.450%) due 4/10/26(b)	167,161
35,000	A+	4.506% (SOFR + 0.450%) due 5/15/26(b)	35,036
1,200,000	BBB+	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 4.945% (SOFR + 0.830%) due 3/20/26(a)(b)	1,201,604

		Total Auto Manufacturers	17,146,614

Banks - 20.6%
		ABN AMRO Bank NV, Senior Non-Preferred Notes:
700,000	BBB	5.903% (SOFR + 1.780%) due 9/18/27(b)	706,664
800,000	BBB	5.903% (SOFR + 1.780%) due 9/18/27(a)(b)	807,617
800,000	A-	Banco Santander SA, Senior Non-Preferred Notes, 1.849% due 3/25/26	794,200
		Bank of Montreal, Senior Unsecured Notes:
319,000	A-	4.939% (SOFR + 0.760%) due 6/4/27(b)	320,724
500,000	A-	5.036% (SOFR + 0.880%) due 9/10/27(b)	501,585
462,000	A-	Bank of Nova Scotia (The), Senior Unsecured Notes, 4.739% (SOFR + 0.545%) due 3/2/26(b)	462,457
		Banque Federative du Credit Mutuel SA, Senior Preferred Notes:
875,000	A+	5.490% (SOFR + 1.400%) due 7/13/26(a)(b)	880,245
680,000	A+	5.202% (SOFR + 1.130%) due 1/23/27(a)(b)	684,181
		Barclays PLC, Senior Unsecured Notes:
500,000	BBB+	4.375% due 1/12/26	500,025

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 54.3% - (continued)
Banks - 20.6% - (continued)
$ 700,000	BBB+	5.829% (SOFR + 2.210%) due 5/9/27(b)	$704,805
640,000	BBB+	6.024% (SOFR + 1.880%) due 9/13/27(b)	646,814
800,000	BBB+	2.279% (1-Year CMT Index + 1.050%) due 11/24/27(b)	785,169
		BNP Paribas SA, Senior Non-Preferred Notes:
1,500,000	A-	1.323% (SOFR + 1.004%) due 1/13/27(a)(b)	1,494,565
1,400,000	A-	1.675% (SOFR + 0.912%) due 6/30/27(a)(b)	1,378,932
		BPCE SA, Senior Non-Preferred Notes:
250,000	BBB+	5.975% (SOFR + 2.100%) due 1/18/27(b)	250,479
1,400,000	BBB+	2.045% (SOFR + 1.087%) due 10/19/27(a)(b)	1,374,339
		Canadian Imperial Bank of Commerce, Senior Unsecured Notes:
700,000	A-	5.323% (SOFR + 1.220%) due 10/2/26(b)	705,196
1,200,000	A-	4.972% (SOFR + 0.800%) due 9/8/28(b)	1,201,900
		Cooperatieve Rabobank UA, Senior Non-Preferred Notes:
2,800,000	A-	1.106% (1-Year CMT Index + 0.550%) due 2/24/27(a)(b)	2,779,835
500,000	A-	1.980% (1-Year CMT Index + 0.730%) due 12/15/27(a)(b)	489,232
		Credit Agricole SA:
1,225,000	A-	Senior Non-Preferred Notes, 1.247% (SOFR + 0.892%) due 1/26/27(a)(b)	1,218,988
		Senior Preferred Notes:
600,000	A+	5.389% (SOFR + 1.290%) due 7/5/26(b)	603,231
625,000	A+	5.389% (SOFR + 1.290%) due 7/5/26(a)(b)	628,365
		Deutsche Bank AG, Senior Non-Preferred Notes:
300,000	BBB	4.100% due 1/13/26	299,749
2,000,000	BBB	7.146% (SOFR + 2.520%) due 7/13/27(b)	2,034,508
935,000	BBB	5.275% (SOFR + 1.219%) due 11/16/27(b)	939,621
600,000	A	DNB Bank ASA, Senior Non-Preferred Notes, 1.535% (1-Year CMT Index + 0.720%) due 5/25/27(a)(b)	592,468
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
500,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(b)	496,237
1,000,000	BBB+	1.948% (SOFR + 0.913%) due 10/21/27(b)	980,446
130,000	A-	HSBC USA Inc., Senior Unsecured Notes, 5.159% (SOFR + 0.970%) due 6/3/28(b)	130,984
		ING Groep NV, Senior Unsecured Notes:
2,700,000	A-	5.119% (SOFR + 1.010%) due 4/1/27(b)	2,705,384
629,000	A-	5.712% (SOFR + 1.560%) due 9/11/27(b)	634,039
		JPMorgan Chase & Co., Senior Unsecured Notes:
1,000,000	A	3.960% (3-Month Term SOFR + 1.507%) due 1/29/27(b)	999,384
339,000	A	5.244% (SOFR + 1.180%) due 2/24/28(b)	341,618
600,000	A	4.993% (SOFR + 0.920%) due 4/22/28(b)	604,107
800,000	A	4.933% (SOFR + 0.860%) due 10/22/28(b)	804,061
		Lloyds Banking Group PLC, Senior Unsecured Notes:
300,000	A-	5.613% (SOFR + 1.560%) due 8/7/27(b)	302,259
1,275,000	A-	5.684% (SOFR + 1.580%) due 1/5/28(b)	1,287,959
1,200,000	A-	5.122% (SOFR + 1.060%) due 11/26/28(b)	1,206,705
2,700,000	A-	Mizuho Financial Group Inc., Senior Unsecured Notes, 5.127% (SOFR + 1.080%) due 5/13/31(b)(c)	2,703,817
		National Bank of Canada, Company Guaranteed Notes:
1,100,000	A-	5.010% (SOFR + 0.900%) due 3/25/27(b)	1,101,520
2,400,000	A-	5.133% (SOFR + 1.030%) due 7/2/27(b)	2,407,063
1,510,000	A-	NatWest Group PLC, Senior Unsecured Notes, 5.316% (SOFR + 1.250%) due 3/1/28(b)	1,519,810
		NatWest Markets PLC, Senior Unsecured Notes:
200,000	A	4.869% (SOFR + 0.760%) due 9/29/26(b)	200,716
300,000	A	4.869% (SOFR + 0.760%) due 9/29/26(a)(b)	301,074
750,000	A	4.956% (SOFR + 0.900%) due 5/17/27(a)(b)	754,312
500,000	A	PNC Bank NA, Senior Unsecured Notes, 4.808% (SOFR + 0.730%) due 7/21/28(b)	500,095
		Royal Bank of Canada, Senior Unsecured Notes:
2,565,000	A	4.929% (SOFR + 0.820%) due 3/27/28(b)	2,575,276

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 54.3% - (continued)
Banks - 20.6% - (continued)
$ 1,700,000	A	4.940% (SOFR + 0.860%) due 10/18/28(b)	$1,711,120
2,400,000	BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 1.673% (SOFR + 0.989%) due 6/14/27(b)	2,366,447
		Societe Generale SA, Senior Non-Preferred Notes:
1,800,000	BBB	1.488% (1-Year CMT Index + 1.100%) due 12/14/26(a)(b)	1,797,603
200,000	BBB	1.792% (1-Year CMT Index + 1.000%) due 6/9/27(a)(b)	197,309
3,900,000	BBB+	Standard Chartered PLC, Senior Unsecured Notes, 6.170% (1-Year CMT Index + 2.050%) due 1/9/27(b)	3,907,222
		Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes:
2,000,000	A-	5.393% (SOFR + 1.300%) due 7/13/26(b)	2,013,104
181,000	A-	5.142% (SOFR + 1.050%) due 4/15/30(b)	181,258
		Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes:
640,000	A	5.070% (SOFR + 1.120%) due 3/9/26(b)	641,447
350,000	A	5.302% (SOFR + 1.150%) due 9/14/26(b)	352,364
		Swedbank AB:
1,000,000	A	Senior Non-Preferred Notes, 5.337% due 9/20/27	1,022,215
800,000	AA-	Senior Preferred Notes, 5.524% (SOFR + 1.380%) due 6/15/26(b)	804,504
3,000,000	A-	UBS Group AG, Senior Unsecured Notes, 1.305% (SOFR + 0.980%) due 2/2/27(a)(b)(c)	2,984,972
		Wells Fargo & Co., Senior Unsecured Notes:
1,500,000	BBB+	4.850% (SOFR + 0.780%) due 1/24/28(b)	1,503,526
1,500,000	BBB+	5.143% (SOFR + 1.070%) due 4/22/28(b)	1,509,272

		Total Banks	67,335,123

Beverages - 1.3%
		Keurig Dr Pepper Inc., Company Guaranteed Notes:
200,000	BBB	2.550% due 9/15/26	197,472
200,000	BBB	4.636% (SOFR + 0.580%) due 11/15/26(b)	199,977
1,296,000	BBB	5.024% (SOFR + 0.880%) due 3/15/27(b)	1,296,719
2,500,000	BBB	Molson Coors Beverage Co., Company Guaranteed Notes, 3.000% due 7/15/26	2,484,233

		Total Beverages	4,178,401

Biotechnology - 0.1%
300,000	BBB	Illumina Inc., Senior Unsecured Notes, 4.650% due 9/9/26	300,900

Commercial Services - 0.1%
300,000	BBB-	Global Payments Inc., Senior Unsecured Notes, 2.150% due 1/15/27	293,035

Computers - 0.5%
1,592,000	BBB	Dell International LLC/EMC Corp., Senior Unsecured Notes, 4.900% due 10/1/26	1,600,679

Diversified Financial Services - 4.0%
1,700,000	BBB+	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 2.450% due 10/29/26	1,674,619
		Air Lease Corp., Senior Unsecured Notes:
1,127,000	BBB	2.875% due 1/15/26	1,124,901
1,139,000	BBB	1.875% due 8/15/26	1,120,215
3,800,000	BBB	Aircastle Ltd., Company Guaranteed Notes, 4.250% due 6/15/26(c)	3,799,525
		Aviation Capital Group LLC, Senior Unsecured Notes:
200,000	BBB-	1.950% due 1/30/26(a)	199,219
2,420,000	BBB-	1.950% due 9/20/26(a)	2,376,399
		Avolon Holdings Funding Ltd., Company Guaranteed Notes:
1,100,000	BBB-	5.500% due 1/15/26(a)	1,100,494
441,000	BBB-	2.125% due 2/21/26(a)	438,302
200,000	BBB-	4.375% due 5/1/26(a)	199,891
800,000	A+	Equitable America Global Funding, Secured Notes, 4.854% (SOFR + 0.710%) due 9/15/27(a)(b)	801,088
300,000	BBB+	Nomura Holdings Inc., Senior Unsecured Notes, 5.359% (SOFR + 1.250%) due 7/2/27(b)	302,800

		Total Diversified Financial Services	13,137,453

Electric - 4.2%
1,236,000	BBB-	Algonquin Power & Utilities Corp., Senior Unsecured Notes, step bond to yield, 5.365% due 6/15/26	1,242,428
2,000,000	BBB	CenterPoint Energy Inc., Senior Unsecured Notes, 1.450% due 6/1/26	1,973,625
304,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.650% due 9/1/26	300,839

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 54.3% - (continued)
Electric - 4.2% - (continued)
$ 600,000	BBB	Enel Finance International NV, Company Guaranteed Notes, 3.625% due 5/25/27(a)	$595,903
1,500,000	BBB	Eversource Energy, Senior Unsecured Notes, 1.400% due 8/15/26	1,470,956
816,000	BBB+	Exelon Corp., Senior Unsecured Notes, 3.400% due 4/15/26	813,713
600,000	BBB+	Fortis Inc., Senior Unsecured Notes, 3.055% due 10/4/26	594,603
		Pacific Gas & Electric Co., 1st Mortgage Notes:
1,300,000	BBB	3.150% due 1/1/26	1,298,313
1,200,000	BBB	2.950% due 3/1/26	1,195,384
300,000	BBB	5.000% due 6/4/28	305,014
		Southern California Edison Co., 1st Mortgage Notes:
2,200,000	BBB+	1.200% due 2/1/26	2,187,400
800,000	BBB+	4.400% due 9/6/26	801,239
600,000	BBB+	5.300% due 3/1/28	612,018
400,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 5.050% due 12/30/26(a)	403,710

		Total Electric	13,795,145

Electronics - 0.3%
500,000	A-	Amphenol Corp., Senior Unsecured Notes, 4.581% (SOFR + 0.530%) due 11/15/27(b)	500,916
600,000	BBB-	Vontier Corp., Company Guaranteed Notes, 1.800% due 4/1/26	594,627

		Total Electronics	1,095,543

Food - 1.1%
2,600,000	BBB-	Campbell’s Co. (The), Senior Unsecured Notes, 5.300% due 3/20/26	2,608,534
1,000,000	BBB-	Conagra Brands Inc., Senior Unsecured Notes, 7.125% due 10/1/26	1,022,824

		Total Food	3,631,358

Gas - 0.2%
600,000	BBB-	National Fuel Gas Co., Senior Unsecured Notes, 5.500% due 10/1/26	606,755

Healthcare - Products - 0.7%
2,200,000	BBB-	Baxter International Inc., Senior Unsecured Notes, 2.600% due 8/15/26	2,172,712

Healthcare - Services - 0.7%
400,000	BBB-	Fresenius Medical Care U.S. Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(a)	390,697
475,000	BBB-	HCA Inc., Company Guaranteed Notes, 4.500% due 2/15/27	476,042
800,000	A+	UnitedHealth Group Inc., Senior Unsecured Notes, 4.589% (SOFR + 0.500%) due 7/15/26(b)	801,023
600,000	BBB-	Universal Health Services Inc., Senior Secured Notes, 1.650% due 9/1/26	587,523

		Total Healthcare - Services	2,255,285

Insurance - 4.0%
		Athene Global Funding, Secured Notes:
2,000,000	A+	4.927% (SOFR + 0.830%) due 1/7/27(a)(b)	2,005,306
300,000	A+	4.950% due 1/7/27(a)	302,447
1,200,000	A+	5.320% (SOFR + 1.210%) due 3/25/27(a)(b)	1,209,200
1,000,000	A	Brighthouse Financial Global Funding, Secured Notes, 5.550% due 4/9/27(a)	1,014,680
800,000	A-	CNA Financial Corp., Senior Unsecured Notes, 4.500% due 3/1/26	800,000
1,000,000	A+	Corebridge Global Funding, Secured Notes, 4.847% (SOFR + 0.750%) due 1/7/28(a)(b)	999,938
3,500,000	A-	F&G Global Funding, Secured Notes, 1.750% due 6/30/26(a)	3,449,243
300,000	A	GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(a)	293,760
		Jackson National Life Global Funding, Secured Notes:
200,000	A	5.058% (SOFR + 0.890%) due 6/9/27(a)(b)	201,088
300,000	A	5.060% (SOFR + 0.970%) due 1/14/28(a)(b)	300,933
2,000,000	A	5.098% (SOFR + 0.950%) due 9/12/28(a)(b)	2,012,394
600,000	A+	Sammons Financial Group Global Funding, Senior Secured Notes, 5.044% (SOFR + 0.850%) due 9/2/27(a)(b)	602,517

		Total Insurance	13,191,506

Internet - 0.7%
2,300,000	BBB	Uber Technologies Inc., Company Guaranteed Notes, 4.500% due 8/15/29(a)	2,302,460

Investment Companies - 0.2%
600,000	Baa3(d)	FS KKR Capital Corp., Senior Unsecured Notes, 3.400% due 1/15/26	598,729

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 54.3% - (continued)
Leisure Time - 1.0%
		Royal Caribbean Cruises Ltd., Senior Unsecured Notes:
$ 1,000,000	BBB-	4.250% due 7/1/26(a)	$999,655
1,400,000	BBB-	5.375% due 7/15/27(a)	1,410,987
200,000	BBB-	7.500% due 10/15/27	211,366
600,000	BBB-	5.500% due 4/1/28(a)	610,770

		Total Leisure Time	3,232,778

Lodging - 0.1%
300,000	BB+	Las Vegas Sands Corp., Senior Unsecured Notes, 3.500% due 8/18/26	297,929

Machinery - Diversified - 0.2%
500,000	BBB	Westinghouse Air Brake Technologies Corp., Company Guaranteed Notes, 3.450% due 11/15/26	497,088

Media - 0.1%
220,000	BBB	Cox Communications Inc., Senior Unsecured Notes, 3.350% due 9/15/26(a)	218,583

Oil & Gas - 0.9%
200,000	BBB-	Expand Energy Corp., Company Guaranteed Notes, 6.750% due 4/15/29(a)	201,473
300,000	BBB-	Harbour Energy PLC, Company Guaranteed Notes, 5.500% due 10/15/26(a)	298,452
400,000	BBB	Variable Energi ASA, Senior Unsecured Notes, 5.000% due 5/18/27(a)	404,144
2,000,000	BBB+	Woodside Finance Ltd., Company Guaranteed Notes, 3.700% due 9/15/26(a)	1,991,914

		Total Oil & Gas	2,895,983

Packaging & Containers - 0.9%
3,000,000	BBB	Berry Global Inc., Senior Secured Notes, 1.570% due 1/15/26	2,989,889

Pharmaceuticals - 0.2%
700,000	BBB	Bayer U.S. Finance LLC, Company Guaranteed Notes, 6.125% due 11/21/26(a)	711,602

Pipelines - 1.2%
200,000	BBB	Energy Transfer LP, Senior Unsecured Notes, 5.500% due 6/1/27	203,098
3,400,000	BBB	MPLX LP, Senior Unsecured Notes, 1.750% due 3/1/26	3,378,376
37,000	BBB+	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.875% due 6/30/26	37,044
400,000	BBB+	Williams Cos Inc. (The), Senior Unsecured Notes, 5.400% due 3/2/26	401,412

		Total Pipelines	4,019,930

Retail - 0.2%
600,000	A-	7-Eleven Inc., Senior Unsecured Notes, 0.950% due 2/10/26(a)	596,166

Savings & Loans - 0.1%
		Nationwide Building Society, Senior Non-Preferred Notes:
200,000	BBB+	5.346% (SOFR + 1.290%) due 2/16/28(a)(b)	201,349
200,000	BBB+	5.346% (SOFR + 1.290%) due 2/16/28(b)	201,348

		Total Savings & Loans	402,697

Semiconductors - 0.3%
		SK hynix Inc., Senior Unsecured Notes:
400,000	BBB	6.250% due 1/17/26	401,443
300,000	BBB	5.500% due 1/16/27(a)	304,681
200,000	BBB-	Skyworks Solutions Inc., Senior Unsecured Notes, 1.800% due 6/1/26	197,256

		Total Semiconductors	903,380

Software - 0.3%
300,000	BBB	Fiserv Inc., Senior Unsecured Notes, 5.150% due 3/15/27	302,837
700,000	A-	VMware LLC, Senior Unsecured Notes, 1.400% due 8/15/26	687,745

		Total Software	990,582

Telecommunications - 1.9%
2,000,000	BBB-	Rogers Communications Inc., Company Guaranteed Notes, 3.625% due 12/15/25	1,999,398
4,100,000	BBB	T-Mobile USA Inc., Company Guaranteed Notes, 2.250% due 2/15/26(c)	4,081,981

		Total Telecommunications	6,081,379

Trucking & Leasing - 0.7%
2,263,000	BBB	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 5.750% due 5/24/26(a)	2,276,682

		TOTAL CORPORATE BONDS & NOTES (Cost - $176,530,687)	177,195,376

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6%
Asset-Backed Securities - 2.5%
		Bain Capital Credit CLO Ltd.:
$ 110,960	BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 2.491% (1-Month Term SOFR + 0.614%) due 9/25/34(b)	$112,042
386,543	AAA	CCG Receivables Trust, Series 2025-1, Class A2, 4.480% due 10/14/32(a)	388,514
1,252,119	Aaa(d)	Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.690% due 8/22/30(a)	1,254,581
893,955	Aaa(d)	DLLAA LLC, Series 2025-1A, Class A2, 4.700% due 10/20/27(a)	896,933
420,766	Aaa(d)	DLLAD LLC, Series 2024-1A, Class A2, 5.500% due 8/20/27(a)	422,791
119,203	B-	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 4.894% (1-Month Term SOFR + 0.939%) due 8/25/34(b)	115,900
18,669	A	Fremont Home Loan Trust, Series 2005-A, Class M3, 4.804% (1-Month Term SOFR + 0.849%) due 1/25/35(b)	18,590
2,000,000	AAA	M&T Equipment 2025-LEAF1 Notes, Series 2025-1A, Class A2, 4.700% due 12/16/27(a)	2,012,975
124,393	BBB+	MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 4.769% (1-Month Term SOFR + 0.814%) due 9/25/34(b)	114,151
		MMAF Equipment Finance LLC:
16,381	Aaa(d)	Series 2023-A, Class A2, 5.790% due 11/13/26(a)	16,391
341,623	Aaa(d)	Series 2024-A, Class A2, 5.200% due 9/13/27(a)	342,698
323,217	B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.969% (1-Month Term SOFR + 1.014%) due 5/25/34(b)(e)	348,389
400,000	NR	Pagaya AI Debt Grantor Trust, Series 2025-6, Class A2, 4.497% due 4/15/33(a)	400,407
20,893	NR	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.660% due 7/15/31(a)	20,980
86,790	NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	84,533
		Towd Point Mortgage Trust:
177,283	AAA(f)	Series 2024-CES1, Class A1A, 5.848% due 1/25/64(a)(b)	178,499
184,320	AAA(f)	Series 2025-CES2, Class A1, step bond to yield, 5.348% due 7/25/65(a)	185,592
958,776	AAA(f)	Series 2025-CES3, Class A1A, step bond to yield, 5.278% due 8/25/65(a)	963,695
268,529	A-(f)	UPXL Issuer Trust, Series 2025-1, Class A, 5.160% due 1/25/47(a)	270,313

		Total Asset-Backed Securities	8,147,974

Mortgage Securities - 20.1%
95,033	Aaa(d)	AG Trust, Series 2024-NLP, Class A, 5.975% (1-Month Term SOFR + 2.016%) due 7/15/41(a)(b)	95,441
464,629	AAA(f)	Barclays Mortgage Loan Trust, Series 2024-NQM1, Class A1, step bond to yield, 5.903% due 1/25/64(a)	467,918
1,600,000	NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 5.323% (1-Month Term SOFR + 1.364%) due 9/15/36(a)(b)	1,558,968
420,587	AAA(f)	Chase Home Lending Mortgage Trust, Series 2024-9, Class A11, 5.322% (30-Day Average SOFR + 1.250%) due 9/25/55(a)(b)	420,170
1,326,627	Aaa(d)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 4.922% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,232,771
		Credit Suisse Commercial Mortgage Capital Trust:
204,234	AAA	Series 2021-INV1, Class A11, 4.872% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	190,162
573,486	NR	Series 2021-RPL4, Class A1, 4.144% due 12/27/60(a)(b)	571,653
143,206	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	138,619
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
319,537	NR	Series 4344, Class FA, 4.879% (30-Day Average SOFR + 0.564%) due 12/15/37(b)	312,858
374,776	NR	Series 4351, Class FA, 4.879% (30-Day Average SOFR + 0.564%) due 5/15/38(b)	367,698
813,928	NR	Series 4906, Class WF, 4.829% (30-Day Average SOFR + 0.514%) due 12/15/38(b)	803,896
735,461	NR	Series 5481, Class FJ, 5.222% (30-Day Average SOFR + 1.150%) due 12/25/54(b)	737,231
72,528	NR	Series 5484, Class FA, 5.272% (30-Day Average SOFR + 1.200%) due 12/25/54(b)	72,768
253,235	NR	Series 5491, Class FL, 5.272% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	254,101
847,527	NR	Series 5495, Class AF, 5.222% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	849,503
901,097	NR	Series 5496, Class AF, 5.172% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	902,275
250,177	NR	Series 5500, Class GF, 5.022% (30-Day Average SOFR + 0.950%) due 10/25/54(b)	250,912
891,523	NR	Series 5508, Class QF, 5.022% (30-Day Average SOFR + 0.950%) due 2/25/55(b)	894,148
293,600	NR	Series 5511, Class FG, 5.222% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	294,267
3,199,285	NR	Series 5513, Class MF, 5.012% (30-Day Average SOFR + 0.940%) due 11/25/54(b)	3,207,501
2,118,568	NR	Series 5532, Class FA, 5.022% (30-Day Average SOFR + 0.950%) due 4/25/55(b)	2,124,370
1,644,017	NR	Series 5548, Class AF, 5.072% (30-Day Average SOFR + 1.000%) due 6/25/55(b)	1,652,072
988,269	NR	Series 5565, Class FB, 5.022% (30-Day Average SOFR + 0.950%) due 8/25/55(b)	989,004
838,483	NR	Series 5567, Class FB, 5.072% (30-Day Average SOFR + 1.000%) due 8/25/55(b)	842,591
2,064,512	NR	Series 5584, Class DF, 4.972% (30-Day Average SOFR + 0.900%) due 10/25/55(b)	2,068,447
395,989	NR	Series 5593, Class FB, 4.972% (30-Day Average SOFR + 0.900%) due 11/25/55(b)(i)	396,826
489,788	NR	Series 5607, Class FA, 5.095% (30-Day Average SOFR + 0.900%) due 12/25/55(b)(i)	490,390

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% - (continued)
Mortgage Securities - 20.1% - (continued)
		Federal National Mortgage Association (FNMA), REMICS:
$ 637,046	NR	Series 2017-108, Class AF, 4.486% (30-Day Average SOFR + 0.414%) due 1/25/48(b)	$629,002
199,609	NR	Series 2019-9, Class FA, 4.829% (30-Day Average SOFR + 0.514%) due 3/25/49(b)	198,164
739,555	NR	Series 2024-90, Class FB, 5.322% (30-Day Average SOFR + 1.250%) due 11/25/53(b)	742,969
895,376	NR	Series 2024-101, Class FB, 5.172% (30-Day Average SOFR + 1.100%) due 1/25/55(b)	896,576
419,956	NR	Series 2024-103, Class FC, 5.222% (30-Day Average SOFR + 1.150%) due 1/25/55(b)	420,933
594,367	NR	Series 2024-103, Class FJ, 5.272% (30-Day Average SOFR + 1.200%) due 1/25/55(b)	596,382
290,268	NR	Series 2025-4, Class FB, 5.272% (30-Day Average SOFR + 1.200%) due 12/25/53(b)	291,231
229,370	NR	Series 2025-6, Class FA, 5.322% (30-Day Average SOFR + 1.250%) due 2/25/55(b)	230,394
417,769	NR	Series 2025-16, Class FA, 5.222% (30-Day Average SOFR + 1.150%) due 3/25/55(b)	418,762
442,340	NR	Series 2025-19, Class FC, 5.232% (30-Day Average SOFR + 1.160%) due 3/25/55(b)	443,623
1,148,334	NR	Series 2025-40, Class FP, 5.072% (30-Day Average SOFR + 1.000%) due 10/25/54(b)	1,153,804
694,616	NR	Series 2025-88, Class FM, 4.972% (30-Day Average SOFR + 0.900%) due 8/25/55(b)	696,112
7,559,481	NR	Series 2025-88, Class KF, 5.122% (30-Day Average SOFR + 1.050%) due 9/25/55(b)	7,558,842
2,704,172	NR	Series 2025-95, Class F, 4.972% (30-Day Average SOFR + 0.900%) due 12/25/53(b)(i)	2,705,721
1,197,160	NR	Series 2025-99, Class KF, 5.072% (30-Day Average SOFR + 1.000%) due 11/25/55(b)(i)	1,195,274
		GCAT Trust:
536,831	AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	475,013
649,608	AAA(f)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	615,933
		Government National Mortgage Association (GNMA):
320,945	NR	Series 2016-H06, Class FD, 5.140% (1-Month Term SOFR + 1.034%) due 7/20/65(b)	322,464
531,366	NR	Series 2017-H15, Class FE, 5.581% (1-Year Term SOFR + 1.515%) due 7/20/67(b)	539,003
61,588	NR	Series 2020-17, Class EU, 2.500% due 10/20/49	55,670
43,078	NR	Series 2020-21, Class AC, 2.500% due 1/20/49	39,040
2,721,653	NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,392,797
190,894	NR	Series 2023-H11, Class FC, 5.199% (30-Day Average SOFR + 1.100%) due 5/20/73(b)	194,329
363,350	NR	Series 2023-H24, Class FA, 5.049% (30-Day Average SOFR + 0.950%) due 10/20/73(b)	367,289
177,250	NR	Series 2023-H27, Class FD, 5.199% (30-Day Average SOFR + 1.100%) due 11/20/73(b)	180,594
749,944	NR	Series 2024-H01, Class FB, 4.999% (30-Day Average SOFR + 0.900%) due 1/20/74(b)	756,175
7,929,962	NR	Series 2025-135, Class FE, 5.249% (30-Day Average SOFR + 1.150%) due 8/20/55(b)	7,981,344
350,653	NR	Series 2025-H20, Class FA, 4.869% (30-Day Average SOFR + 0.770%) due 9/20/75(b)	350,985
349,326	NR	Series 2025-H22, Class F, 4.879% (30-Day Average SOFR + 0.780%) due 10/20/75(b)(i)	350,343
908,934	AAA(f)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	857,658
		GS Mortgage-Backed Securities Trust:
644,755	Aaa(d)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	598,989
220,342	Aaa(d)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	205,551
426,730	Aaa(d)	Series 2024-PJ7, Class A25, 5.392% (30-Day Average SOFR + 1.350%) due 11/25/54(a)(b)	427,888
137,825	BBB-	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 5.456% (1-Month Term SOFR + 1.497%) due 12/15/31(a)(b)	137,433
		JPMorgan Mortgage Trust:
137,132	Aaa(d)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	125,611
276,232	Aaa(d)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	256,643
173,764	AAA(f)	Series 2025-NQM1, Class A1, step bond to yield, 5.591% due 6/25/65(a)	175,235
229,453	NR	Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, step bond to yield, 6.250% due 7/25/67(a)	229,804
		MFA Trust:
88,868	AAA	Series 2020-NQM1, Class A1, 2.479% due 3/25/65(a)(b)	86,592
76,854	AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	75,395
		Mill City Mortgage Loan Trust:
289,440	Aaa(d)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	282,419
209,648	AAA(f)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	202,094
1,485,076	Aaa(d)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 5.173% (1-Month Term SOFR + 1.214%) due 8/15/38(a)(b)	1,449,356
		New Residential Mortgage Loan Trust:
122,611	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	120,607
36,745	AAA(f)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	35,923

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.6% - (continued)
Mortgage Securities - 20.1% - (continued)
$ 1,800,000	AAA(f)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 5.168% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	$1,794,767
		OBX Trust:
233,148	AAA	Series 2024-NQM5, Class A1, step bond to yield, 5.988% due 1/25/64(a)	235,170
442,332	AAA	Series 2024-NQM6, Class A1, step bond to yield, 6.447% due 2/25/64(a)	450,043
458,448	Aaa(d)	Oceanview Mortgage Trust, Series 2025-3, Class AF1, 4.992% (30-Day Average SOFR + 0.950%) due 5/25/55(a)(b)	459,675
200,000	AAA(EXP)(f)	PRPM LLC, Series 2025-RCF6, Class A1, step bond to yield, 4.990% due 12/25/55(a)	200,348
157,827	AAA(f)	PRPM Trust, Series 2024-NQM4, Class A1, step bond to yield, 5.674% due 12/26/69(a)	158,908
539,784	AAA(f)	Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, 4.483% due 11/25/63(a)(b)	544,976
		Towd Point Mortgage Trust:
199,573	AAA(f)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	196,813
99,020	Aaa(d)	Series 2019-HY2, Class A1, 5.069% (1-Month Term SOFR + 1.114%) due 5/25/58(a)(b)	101,035
111,108	Aaa(d)	Series 2019-HY3, Class A1A, 5.069% (1-Month Term SOFR + 1.114%) due 10/25/59(a)(b)	111,275
352,875	AAA(f)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	341,163
497,574	AAA(f)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	485,507
139,653	AAA(f)	Verus Securitization Trust, Series 2023-5, Class A1, step bond to yield, 6.476% due 6/25/68(a)	140,350
221,069	AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 4.649% (1-Month Term SOFR + 0.694%) due 10/25/45(b)	215,867

		Total Mortgage Securities	65,688,423

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $74,530,969)	73,836,397

ASSET-BACKED SECURITIES - 11.1%
Automobiles - 6.1%
1,000,000	AAA	American Heritage Auto Receivables Issuer Trust, Series 2025-1A, Class A2, 4.480% due 8/15/28(a)	1,001,935
1,055,269	AAA	ARI Fleet Lease Trust, Series 2024-B, Class A2, 5.540% due 4/15/33(a)	1,062,961
1,019,451	Aaa(d)	Bank of America Auto Trust, Series 2023-1A, Class A3, 5.530% due 2/15/28(a)	1,026,612
563,439	AAA	CarMax Auto Owner Trust, Series 2024-3, Class A2B, 4.612% (30-Day Average SOFR + 0.470%) due 9/15/27(b)	563,568
		Carvana Auto Receivables Trust:
2,769,000	AAA	Series 2023-P1, Class A4, 5.940% due 1/10/29(a)	2,811,005
983,448	AAA	Series 2023-P2, Class A3, 5.420% due 4/10/28(a)	986,852
1,145,710	AAA	Series 2023-P4, Class A3, 6.160% due 10/10/28(a)	1,157,042
1,766,144	AAA	Series 2024-P1, Class A3, 5.050% due 4/10/29(a)	1,776,784
2,000,000	Aaa(d)	Chase Auto Owner Trust, Series 2024-3A, Class A3, 5.220% due 7/25/29(a)	2,023,919
322,407	Aaa(d)	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520% due 5/15/36(a)	325,973
1,000,000	Aaa(d)	Hertz Vehicle Financing III LLC, Series 2023-1A, Class A, 5.490% due 6/25/27(a)	1,004,296
1,975,000	AAA	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520% due 3/15/29(a)	1,983,042
140,224	Aaa(d)	Oscar US Funding XV LLC, Series 2023-1A, Class A3, 5.810% due 12/10/27(a)	141,190
97,010	Aaa(d)	Oscar US Funding XVI LLC, Series 2024-1A, Class A2, 5.480% due 2/10/27(a)	97,046
200,000	AAA	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.030% due 7/15/30(a)	200,595
1,147,030	Aaa(d)	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560% due 11/22/27(a)	1,153,359
455,146	AAA	SCCU Auto Receivables Trust, Series 2023-1A, Class A3, 5.700% due 10/16/28(a)	458,472
		Toyota Auto Receivables Owner Trust:
277,036	AAA	Series 2022-C, Class A3, 3.760% due 4/15/27	276,899
1,703,408	AAA	Series 2025-B, Class A2A, 4.460% due 3/15/28	1,706,876
131,769	Aaa(d)	Toyota Lease Owner Trust, Series 2024-B, Class A2B, 4.539% (30-Day Average SOFR + 0.440%) due 2/22/27(a)(b)	131,809

		Total Automobiles	19,890,235

Credit Cards - 2.5%
1,100,000	Aaa(d)	Golden Credit Card Trust, Series 2022-1A, Class A, 1.970% due 1/15/29(a)	1,075,681
2,200,000	Aaa(d)	Master Credit Card Trust II, Series 2024-1A, Class A, 4.886% (30-Day Average SOFR + 0.750%) due 1/21/28(a)(b)	2,201,692
		Trillium Credit Card Trust II:
3,000,000	Aaa(d)	Series 2024-1A, Class A, 4.778% (SOFR + 0.750%) due 12/26/28(a)(b)	3,001,325
1,800,000	Aaa(d)	Series 2025-1A, Class A, 4.618% (SOFR + 0.590%) due 9/26/30(a)(b)	1,802,066

		Total Credit Cards	8,080,764

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 11.1% - (continued)
Student Loans - 2.5%
		ECMC Group Student Loan Trust:
$ 408,621	Aa1(d)	Series 2017-2A, Class A, 5.236% (30-Day Average SOFR + 1.164%) due 5/25/67(a)(b)	$410,299
296,506	Aa1(d)	Series 2018-1A, Class A, 4.936% (30-Day Average SOFR + 0.864%) due 2/27/68(a)(b)	293,757
444,461	Aa1(d)	Series 2019-1A, Class A1B, 5.186% (30-Day Average SOFR + 1.114%) due 7/25/69(a)(b)	445,294
1,239,481	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,117,514
		Navient Private Education Loan Trust:
277,401	AAA	Series 2015-BA, Class A3, 5.523% (1-Month Term SOFR + 1.564%) due 7/16/40(a)(b)	277,941
167,539	AAA	Series 2020-A, Class A2B, 4.973% (1-Month Term SOFR + 1.014%) due 11/15/68(a)(b)	167,212
		Navient Private Education Refinance Loan Trust:
104,444	AAA	Series 2020-GA, Class A, 1.170% due 9/16/69(a)	98,495
157,332	AAA	Series 2020-IA, Class A1A, 1.330% due 4/15/69(a)	147,112
900,000	Aaa(d)	Navient Refinance Loan Trust, Series 2025-C, Class A, 4.800% due 10/15/55(a)	903,291
		Nelnet Student Loan Trust:
437,141	AA+	Series 2017-3A, Class A, 5.036% (30-Day Average SOFR + 0.964%) due 2/25/66(a)(b)	437,749
425,361	AA+	Series 2019-2A, Class A, 5.086% (30-Day Average SOFR + 1.014%) due 6/27/67(a)(b)	426,067
338,895	AA+	Series 2019-3A, Class A, 4.869% (1-Month Term SOFR + 0.914%) due 8/25/67(a)(b)	339,275
700,000	(P)Aaa(d)	Series 2025-DA, Class A1A, 4.650% due 8/20/54(a)	703,805
		SMB Private Education Loan Trust:
150,283	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	142,478
123,637	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	116,854
983,169	Aaa(d)	Series 2022-B, Class A1B, 5.592% (30-Day Average SOFR + 1.450%) due 2/16/55(a)(b)	993,097
130,397	Aaa(d)	Series 2023-B, Class A1B, 5.942% (30-Day Average SOFR + 1.800%) due 10/16/56(a)(b)	133,179
379,507	Aaa(d)	Series 2023-C, Class A1B, 5.686% (30-Day Average SOFR + 1.550%) due 11/15/52(a)(b)	382,413
159,385	Aaa(d)	Series 2024-A, Class A1A, 5.240% due 3/15/56(a)	163,178
159,385	Aaa(d)	Series 2024-A, Class A1B, 5.592% (30-Day Average SOFR + 1.450%) due 3/15/56(a)(b)	161,091
198,983	Aaa(d)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 4.774% (1-Month Term SOFR + 0.814%) due 11/20/61(a)(b)	198,600

		Total Student Loans	8,058,701

		TOTAL ASSET-BACKED SECURITIES (Cost - $36,118,648)	36,029,700

COLLATERALIZED LOAN OBLIGATIONS - 9.4%
Commercial MBS - 0.1%
208,682	Aaa(d)	ACREC LLC, Series 2023-FL2, Class A, 6.189% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	209,194
158,274	Aaa(d)	MF1 Ltd., Series 2020-FL4, Class A, 5.773% (1-Month Term SOFR + 1.814%) due 12/15/35(a)(b)	158,306

		Total Commercial MBS	367,500

Other ABS - 9.3%
2,000,000	Aaa(d)	Anchorage Credit Funding 19 Ltd., Series 2025-19A, Class A, 5.036% due 10/25/40(a)	2,006,544
1,600,000	AAA	Atlas Senior Loan Fund XVI Ltd., Series 2021-16A, Class AR, 5.019% (3-Month Term SOFR + 1.100%) due 1/20/34(a)(b)	1,600,400
1,000,000	AAA	Atlas Senior Loan Fund XVIII Ltd., Series 2021-18A, Class A1R, 4.994% (3-Month Term SOFR + 1.110%) due 1/18/35(a)(b)	999,222
1,000,000	Aaa(d)	Series 2021-2A, Class A1R, 5.124% (3-Month Term SOFR + 1.230%) due 7/16/34(a)(b)	1,001,658
2,500,000	Aaa(d)	Series 2022-2A, Class A1R, 5.007% (3-Month Term SOFR + 1.150%) due 4/22/35(a)(b)	2,498,458
206,010	AAA	BlueMountain CLO Ltd., Series 2018-3A, Class A1R, 5.048% (3-Month Term SOFR + 1.190%) due 10/25/30(a)(b)	206,434
86,221	Aaa(d)	Dryden 54 Senior Loan Fund, Series 2017-54A, Class AR, 5.034% (3-Month Term SOFR + 1.150%) due 10/19/29(a)(b)	86,255
400,000	Aaa(d)	Dryden 95 CLO Ltd., Series 2021-95A, Class AR, 4.929% (3-Month Term SOFR + 1.040%) due 8/20/34(a)(b)	399,709
337,132	Aaa(d)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 5.256% (3-Month Term SOFR + 1.352%) due 7/15/31(a)(b)	337,491
1,300,000	Aaa(d)	Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class A1R2, 4.994% (3-Month Term SOFR + 1.110%) due 4/20/35(a)(b)	1,299,262
1,132,717	AAA	Greywolf CLO III Ltd., Series 2020-3RA, Class A1R2, 5.087% (3-Month Term SOFR + 1.230%) due 4/22/33(a)(b)	1,133,905
97,875	Aaa(d)	KKR CLO 11 Ltd., Series 11, Class AR, 5.346% (3-Month Term SOFR + 1.442%) due 1/15/31(a)(b)	97,948
400,000	NR	KKR CLO 16 Ltd., Series 16, Class A1R3, 4.988% (3-Month Term SOFR + 1.140%) due 10/20/34(a)(b)	400,100
2,000,000	AAA	KKR CLO 36 Ltd., Series 36A, Class AR, 5.055% (3-Month Term SOFR + 1.150%) due 10/15/34(a)(b)	1,999,994
1,000,000	AAA	LCM 31 Ltd., Series 31A, Class AR, 5.164% (3-Month Term SOFR + 1.280%) due 7/20/34(a)(b)	1,000,614
171,027	Aaa(d)	LCM Loan Income Fund I Ltd., Series 1A, Class A, 5.176% (3-Month Term SOFR + 1.292%) due 4/20/31(a)(b)	171,113
400,000	AAA	Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class AR, 4.932% (3-Month Term SOFR + 1.050%) due 7/17/36(a)(b)	400,416
400,000	AAA	Neuberger Berman Loan Advisers CLO 45 Ltd., Series 2021-45A, Class AR, 4.972% (3-Month Term SOFR + 1.060%) due 10/14/36(a)(b)	399,900
92,643	Aaa(d)	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class AR, 5.034% (3-Month Term SOFR + 1.150%) due 10/20/30(a)(b)	92,688

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED LOAN OBLIGATIONS - 9.4% - (continued)
Other ABS - 9.3% - (continued)
$ 1,600,000		NR	PPM CLO 5 Ltd., Series 2021-5A, Class AR, zero coupon (3-Month Term SOFR + 1.180%) due 10/18/34(a)(b)	$1,600,400
2,000,000		Aaa(d)	Rockford Tower CLO Ltd., Series 2021-2A, Class A1R, 5.014% (3-Month Term SOFR + 1.130%) due 7/20/34(a)(b)	2,000,596
424,771		AAA	Sound Point CLO XXVIII Ltd., Series 2020-3A, Class A1R, 5.138% (3-Month Term SOFR + 1.280%) due 1/25/32(a)(b)	425,327
2,000,000		AAA(f)	Symphony CLO XXIV Ltd., Series 2020-24A, Class A1R, 5.261% (3-Month Term SOFR + 1.130%) due 10/23/35(a)(b)	2,000,536
800,000		Aaa(d)	Symphony CLO XXIX Ltd., Series 2021-29A, Class AR, 5.433% (3-Month Term SOFR + 1.150%) due 10/15/35(a)(b)	800,280
1,600,000		NR	Symphony CLO XXV Ltd., Series 2021-25A, Class AR, 4.874% (3-Month Term SOFR + 1.050%) due 4/19/34(a)(b)	1,600,400
900,000		Aaa(d)	Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 5.419% (3-Month Term SOFR + 1.150%) due 10/23/35(a)(b)	900,302
410,848		AAA	TIAA CLO IV Ltd., Series 2018-1A, Class A1AR, 5.024% (3-Month Term SOFR + 1.140%) due 1/20/32(a)(b)	411,116
1,000,000		AAA	Tralee CLO V Ltd., Series 2018-5A, Class A1RR, 4.964% (3-Month Term SOFR + 1.080%) due 10/20/34(a)(b)	999,798
454,287		Aaa(d)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 5.276% (3-Month Term SOFR + 1.392%) due 4/20/32(a)(b)	454,557
834,243		AAA(f)	Verdelite Static CLO Ltd., Series 2024-1A, Class A, 5.014% (3-Month Term SOFR + 1.130%) due 7/20/32(a)(b)	833,837
2,000,000		AAA	Wellfleet CLO Ltd., Series 2021-1A, Class A1R, 5.064% (3-Month Term SOFR + 1.180%) due 4/20/34(a)(b)	1,999,428

			Total Other ABS	30,158,688

			TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost - $30,513,474)	30,526,188

U.S. GOVERNMENT OBLIGATIONS - 3.6%
			U.S. Treasury Inflation Indexed Notes:
4,607,068			0.125% due 7/15/26	4,582,014
6,180,824			0.125% due 10/15/26	6,128,541
955,582			2.125% due 4/15/29	981,191

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $11,705,185)	11,691,746

MORTGAGE-BACKED SECURITIES - 2.4%
FHLMC - 0.2%
659,593			Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49	637,680

FNMA - 2.2%
7,200,000			Federal National Mortgage Association (FNMA), 5.500% due 1/1/55(g)	7,285,701

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $7,940,610)	7,923,381

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $337,339,573)	337,202,788

SHORT-TERM INVESTMENTS - 4.4%
TIME DEPOSITS - 1.7%
21	NZD		BBH - New York, 1.100% due 12/1/25	12
508	EUR		Citibank - London, 0.880% due 12/1/25	589
5,123,005			JPMorgan Chase & Co. - New York, 3.220% due 12/1/25	5,123,005
248,548			Sumitomo Mitsui Banking Corp. - Tokyo, 3.220% due 12/1/25	248,548

			TOTAL TIME DEPOSITS (Cost - $5,372,154)	5,372,154

U.S. GOVERNMENT OBLIGATIONS - 2.7%
			U.S. Treasury Bills:
7,400,000			3.859% due 1/8/26(h)	7,369,986
1,500,000			3.775% due 2/26/26(h)	1,486,442

			TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $8,856,428)	8,856,428

			TOTAL SHORT-TERM INVESTMENTS (Cost - $14,228,582)	14,228,582

			TOTAL INVESTMENTS - 107.8% (Cost - $351,568,155)	351,431,370

			Liabilities in Excess of Other Assets - (7.8)%	(25,280,527)

			TOTAL NET ASSETS - 100.0%	$326,150,843

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at November 30, 2025, amounts to $147,705,802 and represents 45.3% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at November 30, 2025.
(c)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(d)	Rating by Moody’s Investors Service.
(e)	Affiliated security. As of November 30, 2025, total cost and total value of affiliated security amounted to $322,949 and $348,389, respectively.

Underlying Security	Beginning Value as of August 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of November 30, 2025
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 4.969% (1-Month Term SOFR + 1.014%) due 5/25/34	$ 350,552	$ —	$ (8,548)	$ 8	$ 6,327	$ 50	$ 4,273	$ 348,389

(f)	Rating by Fitch Ratings Service.
(g)	This security is traded on a TBA basis (see Note 1).
(h)	Rate shown represents yield-to-maturity.
(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

At November 30, 2025, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 351,568,155	$ 1,402,612	$ (1,627,546)	$ (224,934)

Abbreviations used in this schedule:

ABS	—	Asset-Backed Security
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Activity Company
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions, Inc.
MBS	—	Mortgage-Backed Securities
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	50.4%
Collateralized Mortgage Obligations	21.0
Asset-Backed Securities	10.3
Collateralized Loan Obligations	8.7
U.S. Government Obligations	3.3
Mortgage-Backed Securities	2.3
Short-Term Investments	4.0

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2025, Ultra-Short Term Fixed Income Fund held the following Reverse Repurchase Agreement:

Face Amount†	Security	Value
$ 16,244,388	Royal Bank of Canada, 4.100% due 11/26/27
	(Proceeds - $16,244,388)	$16,244,388

For the period ended November 30, 2025, the daily average borrowing and weighted average interest rate under the reverse repurchase agreements were $4,244,966 and 4.141%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At November 30, 2025, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR Futures	19	3/28	$4,599,900	$4,603,462	$3,562
U.S. Treasury 5-Year Note Futures	680	3/26	74,423,219	74,640,625	217,406

					220,968

Contracts to Sell:
U.S. Treasury 2-Year Note Futures	1,055	3/26	220,114,031	220,346,642	(232,611)
U.S. Treasury 10-Year Note Futures	56	3/26	6,322,701	6,347,250	(24,549)
U.S. Treasury Ultra Long Bond Futures	17	3/26	2,037,339	2,055,937	(18,598)
U.S. Ultra Long Bond Futures	35	3/26	4,033,750	4,067,109	(33,359)

					(309,117)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(88,149)

At November 30, 2025, Ultra-Short Term Fixed Income Fund had deposited cash of $1,543,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(continued)

Ultra-Short Term Fixed Income Fund

Currency abbreviations used in this schedule:

EUR	—	Euro
NZD	—	New Zealand Dollar

See pages 268-270 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 98.6%
United States - 98.6%
589,836	AB Select U.S. Long/Short Portfolio, Class I	$9,667,406
1,552,589	Abbey Capital Futures Strategy Fund, Class I	17,202,682
1,467,933	BlackRock Event Driven Equity Fund, Institutional Class	15,325,224
661,482	BlackRock Global Equity Market Neutral Fund, Institutional Class	9,677,487
1,828,213	BlackRock Systematic Multi-Strategy Fund, Institutional Class	19,196,232
486,775	BlackRock Tactical Opportunities Fund, Institutional Class*	7,608,295
793,043	BNY Mellon Global Real Return Fund, Class Y	13,545,166
729,757	Calamos Market Neutral Income Fund, Class I	11,522,863
70,686	Cohen & Steers Global Realty Shares Inc., Class I	3,990,922
1,771,912	John Hancock Diversified Macro Fund, Class I	14,972,653
221,019	JPMorgan Hedged Equity Fund, Class I	7,775,452
666,776	Neuberger Berman Long Short Fund, Institutional Class	13,508,880
276,681	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	4,105,940
1,354,471	PIMCO Credit Opportunities Bond Fund, Institutional Class	13,490,534
2,039,070	PIMCO Mortgage Opportunities and Bond Fund, Class I2	19,248,821
1,076,312	Touchstone Flexible Income Fund, Institutional Class	11,290,514

	TOTAL INVESTMENTS - 98.6% (Cost - $181,780,902)	192,129,071

	Other Assets in Excess of Liabilities - 1.4%	2,787,379

	TOTAL NET ASSETS - 100.0%	$194,916,450

*	Non-income producing security.

At November 30, 2025, for Alternative Strategies Fund the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Alternative Strategies Fund	$181,780,902	$12,399,694	$(2,051,525)	$10,348,169

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Morgan Stanley Pathway Large Cap Equity ETF, Morgan Stanley Pathway Small-Mid Cap Equity ETF, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by a third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The investment objectives of each Fund are as follows:

Morgan Stanley Pathway Large Cap Equity ETF	Capital appreciation.

Morgan Stanley Pathway Small-Mid Cap Equity ETF	Capital appreciation.

International Equity Fund	Capital appreciation.

Emerging Markets Equity Fund	Long-term capital appreciation.

Core Fixed Income Fund	Maximum total return, consistent with preservation of capital and prudent investment management.

High Yield Fund	A high level of current income primarily through investment in below-investment grade debt securities.

International Fixed Income Fund	Maximize current income, consistent with the protection of principal.

Municipal Bond Fund	A high level of interest income that is excluded from federal income taxation, to the extent consistent with prudent investment management and the preservation of capital.

Inflation-Linked Fixed Income Fund	Total return that exceeds the rate of inflation over an economic cycle.

Ultra-Short Term Fixed Income Fund	Total return, consistent with preservation of capital.

Alternative Strategies Fund	Long term growth of capital.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market.

The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk.

(xi) Volatility Swaps. Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

(xii) Inflation Rate Swaps. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Inflation rate swap contracts are subject to movements in interest rates.

(xiii) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from a reference asset (single asset, or a basket of assets) without actually having to own it.

(a) Lending of Portfolio Securities. At November 30, 2025, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Fund	Securities on Loan (a)	Financial Instrument	Collateral Received (b)(c)	Net Amount (Not Less than $0)
Morgan Stanley Pathway Large Cap Equity ETF	$60,926	$—	$(60,926)	$0
Morgan Stanley Pathway Small-Mid Cap Equity ETF	976,788	—	(976,788)	0
International Equity Fund	285,487	—	(285,487)	0
Emerging Markets Equity Fund	1,567,956	—	(1,567,956)	0
Core Fixed Income Fund	8,624,314	—	(8,624,314)	0
High Yield Fund	16,928,134	—	(16,928,134)	0

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $61,463, $1,008,592, $353,814, $1,614,600, $8,915,314 and $17,635,401, respectively, which was subsequently invested in Invesco STIT - Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $0, $0, $0 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(b) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.”

(c) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(d) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(f) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(g) Market Risk. The value of an investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events adversely interrupt or otherwise affect the global economy and financial markets. Securities in the Fund’s portfolio may underperform or otherwise be adversely affected due to inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates (or changes in interest rates), global demand for particular products or resources, market or financial system instability or uncertainty, embargoes, the treat or actual imposition of tariffs, sanctions and other trade barriers, natural disasters and extreme weather events, health emergencies (such as epidemics and pandemics), terrorism, regulatory events and governmental or quasi- governmental actions. The occurrence of global events, such as terrorist attacks, natural disasters, health emergencies, social and political (including geopolitical) discord and tensions or debt crises and downgrades, among others, may result in increased market volatility and may have long term effects on both the U.S. and global financial markets. The occurrence of such events may be sudden and unexpected, and it is difficult to predict when similar events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). Any such event(s) could have a significant adverse impact on the value, liquidity and risk profile of the Fund’s portfolio, as well as its ability to sell securities and/or meet redemptions. Any such event(s) or similar types of factors and developments, may also adversely affect the financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) and/or negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund’s investments, and exacerbate preexisting risks to the Fund. In addition, no active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.

2. Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Manager or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(e)
Morgan Stanley Pathway Large Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$360,509,905	(a)	$360,509,905	$—	$—	(a)
Consumer Discretionary	373,678,282		373,678,282	—	—
Consumer Staples	134,590,183		134,590,183	—	—
Energy	98,947,886		98,947,886	—	—
Financials	531,266,559		531,266,559	—	—
Health Care	351,574,859		351,574,859	—	—
Industrials	342,823,730		342,823,730	—	—
Information Technology	1,029,562,969		1,029,562,969	—	—
Materials	84,006,509		84,006,509	—	—
Real Estate	75,912,099		75,912,099	—	—
Utilities	68,031,545		68,031,545	—	—
Right:
Communication Services	2,071		2,071	—	—
Short-Term Investments:
Money Market Fund	61,463		61,463	—	—
Time Deposits	47,940,862		—	47,940,862	—

Total Investments, at Value	$3,498,908,922	(a)	$3,450,968,060	$47,940,862	$—	(a)

Securities Lending Transactions - Liabilities	$(61,463)		$—	$(61,463)	$—

Other Financial Instruments - Assets(c)
Futures Contracts	$450,781		$450,781	$—	$—

Total Other Financial Instruments - Assets	$450,781		$450,781	$—	$—

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(e)
Morgan Stanley Pathway Small-Mid Cap Equity ETF
Investments, at Value
Common Stocks:
Communication Services	$17,433,267	(a)	$17,433,267	$—	$—	(a)
Consumer Discretionary	60,698,280		60,698,280	—	—
Consumer Staples	16,864,450		16,864,450	—	—
Energy	26,723,941	(a)	26,723,941	—	—	(a)
Financials	94,584,674		94,584,674	—	—
Health Care	100,689,201		100,686,023	3,178	—
Industrials	149,280,336		149,280,336	—	—
Information Technology	118,448,466		118,448,466	—	—
Materials	28,032,882		28,031,431	1,451	—
Real Estate	29,344,358		29,243,908	100,450	—
Utilities	27,866,633		27,866,633	—	—
Rights:
Communication Services	2,728		2,728	—	—
Financials	21		21	—	—
Warrant:
Health Care	144		—	144	—
Short-Term Investments:
Money Market Fund	1,008,592		1,008,592	—	—
Time Deposits	17,323,466		—	17,323,466	—

Total Investments, at Value	$688,301,439	(a)	$670,872,750	$17,428,689	$—	(a)

Securities Lending Transactions - Liabilities	$(1,008,592)		$—	$(1,008,592)	$—

Other Financial Instruments - Assets(c)
Futures Contract	$94,728		$94,728	$—	$—

Total Other Financial Instruments - Assets	$94,728		$94,728	$—	$—

Other Financial Instruments - Liabilities(c)
Futures Contract	$(14,628)		$(14,628)	$—	$—

Total Other Financial Instruments - Liabilities	$(14,628)		$(14,628)	$—	$—

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$147,783,168	(d)	$—	147,783,168	(d)	$—
Germany	104,320,472	(d)	—	104,320,472	(d)	—
Japan	235,068,627	(d)	—	235,068,627	(d)	—
Netherlands	64,992,597	(d)	519,698	64,472,899	(d)	—
Switzerland	93,583,219	(d)	875,268	92,707,951	(d)	—
United Kingdom	204,067,246	(d)	2,785,633	201,281,613	(d)	—
Other Countries(b)	350,791,929	(d)	59,791,897	291,000,032	(d)	—
Preferred Stocks:
Germany	1,598,957	(d)	—	1,598,957	(d)	—
Open End Mutual Fund Security:
United States	1,158,193		1,158,193	—		—
Short-Term Investments:
Money Market Fund	353,814		353,814	—		—
Time Deposits	29,091,171		—	29,091,171		—

Total Investments, at Value	$1,232,809,393		$65,484,503	$1,167,324,890		$—

Security Lending Transactions - Liabilities	$(353,814)		$—	$(353,814)		$—

Other Financial Instruments - Assets(c)
Futures Contracts	$87,234		$87,234	$—		$—

Total Other Financial Instruments - Assets	$87,234		$87,234	$—		$—

Other Financial Instruments - Liabilities(c)
Futures Contract	$(4,321)		$(4,321)	$—		$—

Total Other Financial Instruments - Liabilities	$(4,321)		$(4,321)	$—		$—

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)(e)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$34,980,183		$34,980,183	$—		$—
China	138,849,842	(d)	12,146,133	126,703,709	(d)	—
India	105,811,759	(d)	18,491,554	87,320,205	(d)	—
South Korea	79,638,521	(d)	—	79,638,521	(d)	—
Taiwan	125,184,627	(d)	8,118,553	117,066,074	(d)	—
Other Countries(b)	180,240,326	(a)(d)	49,495,935	130,732,402	(d)	11,989	(a)
Preferred Stocks:
Brazil	4,393,778		4,393,778	—		—
Chile	276,983		276,983	—		—
Colombia	218,642		218,642	—		—
India	3,353		—	3,353		—
Mexico	453,688		453,688	—		—
South Korea	4,024,057	(d)	—	4,024,057	(d)	—
Short-Term Investments:
Money Market Fund	1,614,600		1,614,600	—		—
Time Deposits	11,841,081		—	11,841,081		—

Total Investments, at Value	$687,531,440	(a)	$130,190,049	$557,329,402		$11,989	(a)

Security Lending Transactions - Liabilities	$(1,614,600)		$—	$(1,614,600)		$—

Other Financial Instruments - Liabilities(c)
Futures Contract	$(10,216)		$(10,216)	$—		$—

Total Other Financial Instruments - Liabilities	$(10,216)		$(10,216)	$—		$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(e)
Core Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$553,332,373 (a)	$—	$553,332,373	$—	(a)
Mortgage-Backed Securities	491,135,732	—	491,135,732	—
U.S. Government Obligations	354,900,647	—	354,900,647	—
Collateralized Mortgage Obligations	247,670,860	—	247,670,860	—
Sovereign Bonds:
Other Countries(b)	63,396,476	—	63,396,476	—
Asset-Backed Securities	36,385,117	—	36,385,117	—
Open End Mutual Fund Securities:
Financials	3,238,063	3,238,063	—	—
Municipal Bonds	2,487,344	—	2,487,344	—
Senior Loans	1,481,754	—	1,481,754	—
Collateralized Loan Obligation	1,060,992	—	1,060,992	—
Right:
Communications	— †	—	— †	—
Short-Term Investments:
Money Market Fund	8,915,314	8,915,314	—	—
Time Deposits	68,087,992	—	68,087,992	—
U.S. Government Obligation	21,465,403	—	21,465,403	—

Total Investments, at Value	$1,853,558,067 (a)	$12,153,377	$1,841,404,690	$—	(a)

Securities Lending Transactions - Liabilities	$(8,915,314)	$—	$(8,915,314)	$—

Other Financial Instruments - Assets(c)
Futures Contracts	$639,343	$639,343	$—	$—
Forward Foreign Currency Contracts	1,344,985	—	1,344,985	—
Centrally Cleared Credit Default Swap	57,440	—	57,440	—

Total Other Financial Instruments - Assets	$2,041,768	$639,343	$1,402,425	$—

Other Financial Instruments - Liabilities(c)
Futures Contracts	$(95,014)	$(95,014)	$—	$—
Forward Foreign Currency Contracts	(617,190)	—	(617,190)	—

Total Other Financial Instruments - Liabilities	$(712,204)	$(95,014)	$(617,190)	$—

	Total Fair Value at November 30, 2025		Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(e)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$137,144,351	(a)	$—	$137,144,351	$—	(a)
Senior Loans	463,115		—	463,115	—
Short-Term Investments:
Money Market Fund	17,635,401		17,635,401	—	—
Time Deposits	8,162,410		—	8,162,410	—

Total Investments, at Value	$163,405,277	(a)	$17,635,401	$145,769,876	$—	(a)

Securities Lending Transactions - Liabilities	$(17,635,401)		$—	$(17,635,401)	$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$13,822,218	$—	$13,822,218	$—
Spain	13,510,622	—	13,510,622	—
United Kingdom	9,834,672	—	9,834,672	—
Other Countries(b)	42,760,187	—	42,760,187	—
Mortgage-Backed Securities	61,904,207	—	61,904,207	—
Corporate Bonds & Notes	22,359,767	—	22,359,767	—
Collateralized Mortgage Obligations	16,831,442	—	16,831,442	—
U.S. Government Obligations	14,281,545	—	14,281,545	—
Collateralized Loan Obligations	9,860,307	—	9,860,307	—
Asset-Backed Securities	213,117	—	213,117	—
Municipal Bond	210,460	—	210,460	—
Purchased Options	53,490	—	53,490	—
Short-Term Investments:
Commercial Papers	1,692,721	—	1,692,721	—
Time Deposits	8,855,945	—	8,855,945	—

Total Investments, at Value	$216,190,700	$—	$216,190,700	$—

Other Financial Instruments - Assets(c)
Futures Contracts	$1,060,576	$1,060,576	$—	$—
Forward Foreign Currency Contracts	1,433,720	—	1,433,720	—
Centrally Cleared Interest Rate Swaps	1,585,992	—	1,585,992	—
OTC Credit Default Swaps	11,574	—	11,574	—
Centrally Cleared Credit Default Swaps	7,271	—	7,271	—
OTC Cross Currency Swaps	1,625,261	—	1,625,261	—

Total Other Financial Instruments - Assets	$5,724,394	$1,060,576	$4,663,818	$—

Other Financial Instruments - Liabilities(c)
Options Contracts Written	$(19,023)	$—	$(19,023)	$—
Reverse Repurchase Agreements	(4,793,807)	—	(4,793,807)	—
Forward Sale Commitments	(22,730,472)	—	(22,730,472)	—
Futures Contracts	(92,712)	(92,712)	—	—
Forward Foreign Currency Contracts	(969,634)	—	(969,634)	—
OTC Total Return Swap	(520,020)	—	(520,020)	—
OTC Interest Rate Swaps	(106,614)	—	(106,614)	—
Centrally Cleared Interest Rate Swaps	(2,620,973)	—	(2,620,973)	—
OTC Credit Default Swaps	(8,233)	—	(8,233)	—
Centrally Cleared Credit Default Swap	(4,852)	—	(4,852)	—

Total Other Financial Instruments - Liabilities	$(31,866,340)	$(92,712)	$(31,773,628)	$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$76,480,757	$—	$76,480,757	$—
Short-Term Investments:
Time Deposit	9,938,287	—	9,938,287	—

Total Investments, at Value	$86,419,044	$—	$86,419,044	$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Obligations	$156,862,004	$—	$156,862,004	$—
Mortgage-Backed Securities	19,808,458	—	19,808,458	—
Collateralized Mortgage Obligations	11,984,786	—	11,984,786	—
Collateralized Loan Obligations	7,860,529	—	7,860,529	—
Sovereign Bonds:
Other Countries(b)	4,200,293	—	4,200,293	—
Corporate Bonds & Notes	182,730	—	182,730	—
Short-Term Investments:
Time Deposits	919,011	—	919,011	—

Total Investments, at Value	$201,817,811	$—	$201,817,811	$—

Other Financial Instruments - Assets(c)
Futures Contracts	$163,940	$163,940	$—	$—
Forward Foreign Currency Contracts	209,525	—	209,525	—
Centrally Cleared Interest Rate Swaps	1,426,375	—	1,426,375	—
Centrally Cleared Inflation Rate Swaps	785,901	—	785,901	—

Total Other Financial Instruments - Assets	$2,585,741	$163,940	$2,421,801	$—

Other Financial Instruments - Liabilities(c)
Options Contracts Written	$(64,577)	$—	$(64,577)	$—
Reverse Repurchase Agreement	(32,691,186)	—	(32,691,186)	—
Futures Contracts	(239,561)	(239,561)	—	—
Forward Foreign Currency Contracts	(100,645)	—	(100,645)	—
Centrally Cleared Interest Rate Swaps	(192,467)	—	(192,467)	—
Centrally Cleared Inflation Rate Swaps	(1,171,616)	—	(1,171,616)	—

Total Other Financial Instruments - Liabilities	$(34,460,052)	$(239,561)	$(34,220,491)	$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$177,195,376	$—	$177,195,376	$—
Collateralized Mortgage Obligations	73,836,397	—	73,836,397	—
Asset-Backed Securities	36,029,700	—	36,029,700	—
Collateralized Loan Obligations	30,526,188	—	30,526,188	—
U.S. Government Obligations	11,691,746	—	11,691,746	—
Mortgage-Backed Securities	7,923,381	—	7,923,381	—
Short-Term Investments:
Time Deposits	5,372,154	—	5,372,154	—
U.S. Government Obligations	8,856,428	—	8,856,428	—

Total Investments, at Value	$351,431,370	$—	$351,431,370	$—

Other Financial Instruments - Assets(c)
Futures Contracts	$220,968	$220,968	$—	$—

Total Other Financial Instruments - Assets	$220,968	$220,968	$—	$—

Other Financial Instruments - Liabilities(c)
Reverse Repurchase Agreement	$(16,244,388)	$—	$(16,244,388)	$—
Futures Contracts	(309,117)	(309,117)	—	—

Total Other Financial Instruments - Liabilities	$(16,553,505)	$(309,117)	$(16,244,388)	$—

	Total Fair Value at November 30, 2025	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$192,129,071	$192,129,071	$—	$—

Total Investments, at Value	$192,129,071	$192,129,071	$—	$—

(a)	Includes securities that are fair valued using significant unobservable inputs at $0.
(b)	Other countries represents countries that are individually less than 5% of Net Assets.
(c)

Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument and option contracts written, forward sale commitments and reverse repurchase agreements are shown at value.

(d)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

(e)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
†	The value is less than $0.50.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant for any of the Funds and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2025 is not presented.

There were no significant transfers in or out of Level 3 for the period ended November 30, 2025 for any of the Funds.

For information on each Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Funds’ most recent financial statements included in the semi-annual or annual report to shareholders.